UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end:   February 28, 2013

Date of reporting period:   February 28, 2013

Item 1. Reports to Stockholders.

FEBRUARY 28, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares Barclays Short Treasury Bond Fund | SHV | NYSE Arca
➢	iShares Barclays 1-3 Year Treasury Bond Fund | SHY | NYSE Arca
➢	iShares Barclays 3-7 Year Treasury Bond Fund | IEI | NYSE Arca
➢	iShares Barclays 7-10 Year Treasury Bond Fund | IEF | NYSE Arca
➢	iShares Barclays 10-20 Year Treasury Bond Fund | TLH | NYSE Arca
➢	iShares Barclays 20+ Year Treasury Bond Fund | TLT | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. TREASURY BOND MARKET PERFORMANCE OVERVIEW

U.S. Treasury securities delivered low positive returns during the 12-month period ended February 28, 2013 (the “reporting period”). Treasury yields across the maturity spectrum finished the reporting period very close to where they started. As a result, the return for Treasury securities was driven by periodic interest payments, as opposed to increasing Treasury prices. Longer-term Treasury securities posted the strongest returns, as their higher yields relative to shorter-term Treasuries generated more income throughout the reporting period. The U.S. economic environment during the reporting period was marked by slow growth, tame inflation, modest gains in employment, and significant volatility in financial markets.

During the first half of the reporting period, economic conditions deteriorated, as the slow pace of growth in China and the debt crisis in Europe weighed on the U.S. economy. The U.S. economy grew at a relatively slow 2.0% rate in the first quarter of 2012, decelerating to a 1.3% annual rate in the second quarter of 2012. In that environment, longer-term Treasury yields declined to all-time lows, as investors fled to the relative safety and liquidity of Treasury securities.

The rally in the Treasury market continued until July 2012 when Treasury prices reached their highest point of the year, as the European sovereign debt crisis intensified, stoking fear of another global recession. Treasury prices declined sharply in the late summer of 2012, as investors began to anticipate additional stimulus measures by the U.S Federal Reserve. In September 2012, the Federal Reserve responded to the deteriorating economic data, announcing more asset purchases. The Federal Reserve’s plan, also called “quantitative easing”, included purchasing $40 billion in mortgage-backed securities and $45 billion in long-term Treasuries each month, in addition to an extension of its plan to keep short-term interest rates at “exceptionally low levels” until mid-2015. Following the announcement, Treasury prices increased, as the Federal Reserve would effectively become another large fixed-income buyer, increasing demand for bonds.

During the fall of 2012, the global economic outlook brightened considerably, as the European Central Bank announced a plan to guarantee payment on the debt of the weaker countries in Europe, reducing the fear of an economic collapse in the Eurozone. Similarly, the Federal Reserve announced in December 2012 that it would continue to keep conditions accommodative until unemployment fell below 6.5% or until the outlook for inflation exceeded 2.5%. The market response to these policies was a shift away from the relative safety of Treasury securities toward riskier assets. As a result, Treasury prices fell sharply, and their yields rose during the first two months of 2013.

Although Treasury yields finished the reporting period relatively unchanged, yields were volatile throughout the reporting period. During the economic turbulence of late July 2012, the yields on the 5-, 10-, and 30-year Treasury notes set new all-time lows of 0.28%, 1.43%, and 2.46%, respectively. For the reporting period, the 30-year Treasury bond yield rose slightly from 3.08% to 3.10%. By contrast, the 10-year Treasury bond yield fell slightly from 1.98% at the beginning of the reporting period to 1.89% at the end of the reporting period. Short-and intermediate-term yields also experienced modest declines during the reporting period — the yield on the 2-year Treasury note declined from 0.30% to 0.25%, while the yield on the 5-year Treasury note decreased from 0.89% to 0.77%. The 3-month Treasury bill saw a slight increase in yield from 0.08% to 0.11% during the reporting period, reflecting the Federal Reserve’s near-zero interest rate policy.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.04%	0.04%	0.17%	0.46%	0.45%	0.59%	1.33%	1.33%	1.46%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.04%	0.04%	0.17%	2.30%	2.26%	2.99%	8.48%	8.48%	9.32%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

The iShares Barclays Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Short Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 0.04%, net of fees, while the total return for the Index was 0.17%.

PORTFOLIO ALLOCATION

As of 2/28/13

Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.81%
Money Market Funds and Other Net Assets	0.19

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
U.S. Treasury Bills, 0.00%, 05/30/13	25.05%
U.S. Treasury Notes, 3.38%, 07/31/13	11.82
U.S. Treasury Notes, 1.13%, 06/15/13	9.60
U.S. Treasury Notes, 0.13%, 08/31/13	9.04
U.S. Treasury Notes, 1.75%, 04/15/13	8.12

TOTAL	63.63%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.43%	0.42%	0.56%	1.65%	1.64%	1.81%	2.58%	2.57%	2.70%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.43%	0.42%	0.56%	8.54%	8.50%	9.36%	28.95%	28.89%	30.48%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

The iShares Barclays 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 0.43%, net of fees, while the total return for the Index was 0.56%.

PORTFOLIO ALLOCATION

As of 2/28/13

Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.48%
Short-Term and Other Net Assets	0.52

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
U.S. Treasury Notes, 2.38%, 02/28/15	9.21%
U.S. Treasury Notes, 2.25%, 05/31/14	6.21
U.S. Treasury Notes, 4.25%, 11/15/14	5.98
U.S. Treasury Notes, 1.25%, 02/15/14	4.78
U.S. Treasury Bonds, 9.88%, 11/15/15	4.59

TOTAL	30.77%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.02%	2.05%	2.12%	4.53%	4.52%	4.70%	6.01%	6.02%	6.14%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.02%	2.05%	2.12%	24.77%	24.71%	25.81%	43.22%	43.25%	44.30%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

The iShares Barclays 3-7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 3-7 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 2.02%, net of fees, while the total return for the Index was 2.12%.

PORTFOLIO ALLOCATION

As of 2/28/13

Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.40%
Short-Term and Other Net Assets	0.60

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
U.S. Treasury Notes, 0.75%, 10/31/17	6.85%
U.S. Treasury Notes, 3.13%, 04/30/17	5.74
U.S. Treasury Notes, 1.00%, 08/31/19	5.58
U.S. Treasury Notes, 0.75%, 12/31/17	4.72
U.S. Treasury Notes, 3.13%, 10/31/16	4.47

TOTAL	27.36%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.63%	3.68%	3.75%	6.62%	6.61%	6.76%	5.78%	5.78%	5.84%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.63%	3.68%	3.75%	37.81%	37.75%	38.71%	75.38%	75.40%	76.45%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

The iShares Barclays 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 7-10 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 3.63%, net of fees, while the total return for the Index was 3.75%.

PORTFOLIO ALLOCATION

As of 2/28/13

Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.49%
Short-Term and Other Net Assets	0.51

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
U.S. Treasury Notes, 2.13%, 08/15/21	13.51%
U.S. Treasury Notes, 2.63%, 08/15/20	10.61
U.S. Treasury Notes, 1.75%, 05/15/22	10.02
U.S. Treasury Notes, 3.13%, 05/15/21	8.53
U.S. Treasury Notes, 3.63%, 02/15/21	8.29

TOTAL	50.96%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.69%	3.79%	3.81%	7.79%	7.77%	7.87%	8.38%	8.38%	8.45%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.69%	3.79%	3.81%	45.52%	45.41%	46.04%	64.06%	64.06%	64.69%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

The iShares Barclays 10-20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 10-20 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 3.69%, net of fees, while the total return for the Index was 3.81%.

PORTFOLIO ALLOCATION

As of 2/28/13

Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.27%
Short-Term and Other Net Assets	0.73

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
U.S. Treasury Bonds, 6.13%, 11/15/27	10.98%
U.S. Treasury Bonds, 6.25%, 08/15/23	10.60
U.S. Treasury Bonds, 5.38%, 02/15/31	9.62
U.S. Treasury Bonds, 6.25%, 05/15/30	9.42
U.S. Treasury Bonds, 6.00%, 02/15/26	6.13

TOTAL	46.75%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.24%	3.58%	3.33%	8.62%	8.66%	8.74%	7.17%	7.18%	7.26%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.24%	3.58%	3.33%	51.18%	51.45%	52.00%	99.87%	100.05%	101.64%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

The iShares Barclays 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 20+ Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 3.24%, net of fees, while the total return for the Index was 3.33%.

PORTFOLIO ALLOCATION

As of 2/28/13

Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.24%
Short-Term and Other Net Assets	0.76

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.38%, 05/15/41	8.49%
U.S. Treasury Bonds, 4.25%, 11/15/40	8.19
U.S. Treasury Bonds, 4.38%, 05/15/40	8.02
U.S. Treasury Bonds, 4.75%, 02/15/41	8.00
U.S. Treasury Bonds, 3.88%, 08/15/40	7.81

TOTAL	40.51%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Barclays Short Treasury
Actual	$1,000.00	$1,000.20	0.15%	$0.74
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 1-3 Year Treasury
Actual	1,000.00	1,001.10	0.15	0.74
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 3-7 Year Treasury
Actual	1,000.00	1,000.10	0.15	0.74
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 7-10 Year Treasury
Actual	1,000.00	991.80	0.15	0.74
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Barclays 10-20 Year Treasury
Actual	$1,000.00	$975.90	0.15%	$0.73
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 20+ Year Treasury
Actual	1,000.00	942.00	0.15	0.72
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	19

Schedule of Investments

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

February 28, 2013

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 99.81%
U.S. Treasury Bills
0.00%, 05/30/13	$753,924	$753,720,041
U.S. Treasury Notes
0.13%, 08/31/13	271,979	271,970,846
0.25%, 10/31/13	165,100	165,197,406
0.38%, 07/31/13	134,178	134,310,846
0.75%, 03/31/13	220,136	220,230,656
1.00%, 01/15/14	219,010	220,593,458
1.13%, 06/15/13	288,079	288,900,037
1.75%, 04/15/13	243,938	244,416,135
1.75%, 01/31/14	8,000	8,115,599
2.00%, 11/30/13	133,582	135,410,741
2.50%, 03/31/13	44,617	44,700,882
3.38%, 07/31/13	350,830	355,590,798
3.50%, 05/31/13	6,052	6,102,655
4.25%, 08/15/13	151,043	153,906,769

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,003,037,896)		3,003,166,869

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[a,b]	8,327,563	8,327,563

TOTAL MONEY MARKET FUNDS
(Cost: $8,327,563)		8,327,563

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $3,011,365,459)		3,011,494,432
Other Assets, Less Liabilities — (0.09)%		(2,650,910)

NET ASSETS — 100.00%		$3,008,843,522

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

February 28, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.48%
U.S. Treasury Bonds
9.88%, 11/15/15	$272,536	$342,580,466
U.S. Treasury Notes
0.13%, 12/31/13	50	49,981
0.25%, 08/31/14	6,619	6,622,045
0.25%, 09/15/14	183,585	183,669,458
0.25%, 10/31/14	65,791	65,821,915
0.25%, 12/15/14	45,071	45,087,678
0.25%, 08/15/15	6,216	6,208,852
0.25%, 09/15/15	196,887	196,603,489
0.25%, 10/15/15	267	266,567
0.25%, 12/15/15	5,528	5,516,059
0.38%, 06/15/15	11,834	11,860,391
0.38%, 01/15/16	173,543	173,728,694
0.50%, 10/15/13	31	31,064
0.50%, 11/15/13	794	795,921
0.63%, 07/15/14	57,943	58,270,963
0.75%, 06/15/14	148,382	149,416,209
1.00%, 07/15/13	110,053	110,406,261
1.00%, 01/15/14	1,467	1,477,607
1.00%, 05/15/14	5,496	5,548,597
1.25%, 02/15/14	353,018	356,643,495
1.25%, 03/15/14	143,583	145,162,422
1.25%, 04/15/14	122,718	124,170,979
1.25%, 10/31/15	287,197	294,336,717
1.75%, 04/15/13	126,673	126,921,288
1.75%, 03/31/14	298,296	303,325,285
1.75%, 07/31/15	237,624	245,947,964
1.88%, 02/28/14	16,348	16,622,972
1.88%, 04/30/14	73,648	75,086,348
2.00%, 11/30/13	207	209,834
2.13%, 11/30/14	307,404	317,619,029
2.13%, 05/31/15	153,566	159,935,933
2.13%, 12/31/15	7,712	8,100,840
2.25%, 05/31/14	451,467	462,929,752
2.25%, 01/31/15	244,784	254,203,305
2.38%, 08/31/14	194,457	200,749,613
2.38%, 09/30/14	5,149	5,324,684
2.38%, 10/31/14	275,257	285,089,281
2.38%, 02/28/15	658,843	686,652,770

Security	Principal (000s) or Shares	Value

2.50%, 03/31/15	$177,500	$185,794,555
2.63%, 06/30/14	9,351	9,651,157
2.63%, 07/31/14	162,132	167,667,188
2.63%, 12/31/14	180,333	188,206,321
2.63%, 02/29/16	1,998	2,132,945
3.13%, 09/30/13	175	178,022
3.63%, 05/15/13	47,968	48,312,891
4.00%, 02/15/15	71,558	76,800,336
4.13%, 05/15/15	147,830	160,348,259
4.25%, 11/15/14	417,459	446,063,278
4.25%, 08/15/15	188,285	206,490,260
4.50%, 11/15/15	182,579	203,077,139
4.50%, 02/15/16	25,000	28,046,501
4.75%, 05/15/14	23,134	24,399,199
11.25%, 02/15/15	196,927	239,236,752

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,402,037,867)		7,419,399,531

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[a,b]	29,485,616	29,485,616

		29,485,616

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,485,616)		29,485,616

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $7,431,523,483)		7,448,885,147
Other Assets, Less Liabilities — 0.12%		8,934,594

NET ASSETS — 100.00%		$7,457,819,741

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

February 28, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.40%
U.S. Treasury Notes
0.50%, 07/31/17	$4,325	$4,297,926
0.50%, 03/31/19[a]	92,245	94,827,037
0.63%, 11/30/17	20,144	20,064,229
0.75%, 10/31/17[a]	145,876	146,232,032
0.75%, 12/31/17[a]	100,664	100,753,596
1.00%, 08/31/16	19,378	19,744,653
1.00%, 09/30/16	11,535	11,753,242
1.00%, 06/30/19[a]	9,620	9,564,492
1.00%, 08/31/19	120,073	119,041,572
1.13%, 12/31/19[a]	78,000	77,562,422
1.25%, 09/30/15	7,987	8,181,563
1.25%, 04/30/19	41,526	42,029,294
1.25%, 10/31/19[a]	33,274	33,450,756
1.25%, 02/29/20	15,000	14,989,500
1.38%, 09/30/18[a]	57,400	58,857,018
1.38%, 11/30/18[a]	57,481	58,871,460
1.38%, 02/28/19	3,368	3,439,974
1.38%, 01/31/20[a]	4,168	4,207,096
1.50%, 06/30/16	28,567	29,586,399
1.50%, 07/31/16	41,522	43,020,945
1.50%, 08/31/18[a]	48,495	50,081,277
1.75%, 07/31/15	33,677	34,856,808
1.75%, 05/31/16	3,478	3,628,354
1.75%, 10/31/18[a]	39,098	40,884,000
1.88%, 08/31/17[a]	8,960	9,444,288
1.88%, 10/31/17[a]	24,573	25,904,365
2.00%, 01/31/16	2,826	2,961,264
2.13%, 02/29/16	23,644	24,890,487
2.25%, 11/30/17[a]	4,108	4,403,733
2.25%, 07/31/18	13,056	14,011,830
2.38%, 03/31/16	663	703,609
2.38%, 07/31/17[a]	66,435	71,453,505
2.38%, 05/31/18	33,048	35,688,646
2.38%, 06/30/18[a]	9,404	10,155,191
2.50%, 06/30/17[a]	13,696	14,796,611
2.63%, 04/30/16[a]	51,495	55,098,728
2.75%, 11/30/16[a]	84,427	91,461,459
2.75%, 05/31/17	1,182	1,288,664
2.75%, 12/31/17	15,093	16,550,078

Security	Principal (000s) or Shares	Value

2.75%, 02/28/18[a]	$15,096	$16,568,656
2.88%, 03/31/18[a]	36,335	40,130,664
3.00%, 02/28/17	16,094	17,648,843
3.13%, 10/31/16[a]	87,095	95,434,344
3.13%, 01/31/17[a]	3,274	3,602,349
3.13%, 04/30/17[a]	110,866	122,444,845
3.25%, 06/30/16[a]	28,331	30,985,045
3.25%, 07/31/16[a]	47,417	51,956,702
3.25%, 12/31/16	25,625	28,274,882
3.25%, 03/31/17	12,890	14,283,924
3.50%, 02/15/18[a]	38,887	44,083,081
4.25%, 08/15/15[a]	10,421	11,428,715
4.50%, 05/15/17[a]	35,675	41,465,410
4.63%, 11/15/16	18,891	21,752,040
4.63%, 02/15/17	39,508	45,808,340
4.75%, 08/15/17[a]	23,505	27,754,000
5.13%, 05/15/16[a]	27,688	31,846,460
7.25%, 05/15/16	45,475	55,375,364
7.50%, 11/15/16	9,527	11,972,866

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,119,808,031)		2,121,554,633

SHORT-TERM INVESTMENTS — 34.88%

MONEY MARKET FUNDS — 34.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	663,041,363	663,041,363
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	64,591,517	64,591,517
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	16,950,561	16,950,561

		744,583,441

TOTAL SHORT-TERM INVESTMENTS
(Cost: $744,583,441)		744,583,441

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

February 28, 2013

Value
TOTAL INVESTMENTS IN SECURITIES — 134.28%
(Cost: $2,864,391,472)	$2,866,138,074
Other Assets, Less Liabilities — (34.28)%	(731,678,950)

NET ASSETS — 100.00%	$2,134,459,124

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

February 28, 2013

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 99.49%
U.S. Treasury Notes
1.63%, 08/15/22	$285,066	$280,396,225
1.63%, 11/15/22[a]	361,013	353,468,136
1.75%, 05/15/22	437,187	436,749,822
2.00%, 11/15/21[a]	297,542	305,965,132
2.00%, 02/15/22[a]	183,487	188,028,300
2.00%, 02/15/23	43,000	43,433,438
2.13%, 08/15/21	564,954	588,761,294
2.63%, 08/15/20	424,245	462,660,791
2.63%, 11/15/20[a]	69,587	75,764,678
3.13%, 05/15/19[a]	65,935	74,284,030
3.13%, 05/15/21[a]	330,574	371,607,708
3.38%, 11/15/19	37,861	43,321,656
3.50%, 05/15/20[a]	212,060	244,579,630
3.63%, 08/15/19	53,370	61,823,227
3.63%, 02/15/20[a]	252,003	292,678,802
3.63%, 02/15/21[a]	310,459	361,168,791
7.88%, 02/15/21	15,106	22,500,684
8.00%, 11/15/21[a]	20,684	31,561,574
8.13%, 05/15/21	19,103	29,004,816
8.13%, 08/15/21[a]	14,620	22,344,451
8.75%, 05/15/20	10,906	16,583,511
8.75%, 08/15/20	19,375	29,701,028

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,298,707,106)		4,336,387,724

SHORT-TERM INVESTMENTS — 35.24%

MONEY MARKET FUNDS — 35.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	1,351,918,620	1,351,918,620
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	131,699,890	131,699,890

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	52,233,143	$52,233,143

		1,535,851,653

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,535,851,653)		1,535,851,653

TOTAL INVESTMENTS IN SECURITIES — 134.73%
(Cost: $5,834,558,759)		5,872,239,377
Other Assets, Less Liabilities — (34.73)%		(1,513,643,326)

NET ASSETS — 100.00%		$4,358,596,051

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

February 28, 2013

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 99.27%
U.S. Treasury Bonds
5.25%, 11/15/28	$18,624	$25,201,709
5.25%, 02/15/29[a]	16,288	22,072,115
5.38%, 02/15/31[a]	29,537	41,106,537
5.50%, 08/15/28	14,945	20,693,190
6.00%, 02/15/26	18,400	26,178,967
6.13%, 11/15/27	32,162	46,884,391
6.13%, 08/15/29[a]	11,449	16,962,495
6.25%, 08/15/23	32,000	45,292,265
6.25%, 05/15/30[a]	26,660	40,257,817
6.38%, 08/15/27[a]	8,963	13,326,634
6.50%, 11/15/26	11,954	17,834,532
6.63%, 02/15/27	10,480	15,831,938
6.75%, 08/15/26[a]	8,320	12,633,391
6.88%, 08/15/25	12,710	19,269,401
7.13%, 02/15/23[a]	13,857	20,628,808
7.25%, 08/15/22	2,049	3,045,946
7.50%, 11/15/24	12,090	18,961,459
7.63%, 11/15/22[a]	1,534	2,343,462
7.63%, 02/15/25[a]	9,795	15,557,618

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $433,998,765)		424,082,675

SHORT-TERM INVESTMENTS — 35.79%

MONEY MARKET FUNDS — 35.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	133,630,434	133,630,434
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	13,017,879	13,017,879
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	6,225,955	6,225,955

		152,874,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,874,268)		152,874,268

Value

TOTAL INVESTMENTS IN SECURITIES — 135.06%
(Cost: $586,873,033)	$576,956,943
Other Assets, Less Liabilities — (35.06)%	(149,784,115)

NET ASSETS — 100.00%	$427,172,828

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

February 28, 2013

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 99.24%
U.S. Treasury Bonds
2.75%, 08/15/42[a]	$254,685	$237,379,159
2.75%, 11/15/42[a]	46,520	43,298,953
3.00%, 05/15/42	165,912	163,220,412
3.13%, 11/15/41[a]	172,081	173,998,282
3.13%, 02/15/42	126,820	128,097,395
3.50%, 02/15/39	121,927	133,371,071
3.75%, 08/15/41[a]	215,881	245,418,177
3.88%, 08/15/40[a]	214,488	249,554,973
4.25%, 05/15/39	96,992	119,877,016
4.25%, 11/15/40[a]	211,734	261,830,149
4.38%, 02/15/38[a]	1,996	2,507,583
4.38%, 11/15/39[a]	191,082	240,780,775
4.38%, 05/15/40	203,447	256,502,403
4.38%, 05/15/41[a]	215,191	271,437,987
4.50%, 05/15/38[a]	3,346	4,283,934
4.50%, 08/15/39[a]	142,166	182,564,019
4.63%, 02/15/40[a]	126,601	165,770,959
4.75%, 02/15/41[a]	191,567	255,849,623
5.00%, 05/15/37[a]	26,881	36,779,390

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,354,444,180)		3,172,522,260

SHORT-TERM INVESTMENTS — 32.28%

MONEY MARKET FUNDS — 32.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	915,960,175	915,960,175
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	89,230,115	89,230,115
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	26,835,585	26,835,585

		1,032,025,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,032,025,875)		1,032,025,875

Value

TOTAL INVESTMENTS IN SECURITIES — 131.52%
(Cost: $4,386,470,055)	$4,204,548,135
Other Assets, Less Liabilities — (31.52)%	(1,007,540,950)

NET ASSETS — 100.00%	$3,197,007,185

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2013

	iShares Barclays Short Treasury Bond Fund	iShares Barclays 1-3 Year Treasury Bond Fund	iShares Barclays 3-7 Year Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$3,003,037,896	$7,402,037,867	$2,119,808,031
Affiliated (Note 2)	8,327,563	29,485,616	744,583,441

Total cost of investments	$3,011,365,459	$7,431,523,483	$2,864,391,472

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,003,166,869	$7,419,399,531	$2,121,554,633
Affiliated (Note 2)	8,327,563	29,485,616	744,583,441

Total fair value of investments	3,011,494,432	7,448,885,147	2,866,138,074
Cash	—	—	625,074
Receivables:
Interest	5,820,652	37,840,059	10,058,727
Capital shares sold	—	213,251	742,367

Total Assets	3,017,315,084	7,486,938,457	2,877,564,242

LIABILITIES
Payables:
Investment securities purchased	8,127,477	28,095,085	14,983,577
Collateral for securities on loan (Note 5)	—	—	727,632,880
Capital shares redeemed	—	165,436	253,041
Investment advisory fees (Note 2)	344,085	858,195	235,620

Total Liabilities	8,471,562	29,118,716	743,105,118

NET ASSETS	$3,008,843,522	$7,457,819,741	$2,134,459,124

Net assets consist of:
Paid-in capital	$3,008,899,967	$7,439,752,257	$2,133,880,421
Undistributed net investment income	—	1,602,464	955,896
Accumulated net realized loss	(185,418)	(896,644)	(2,123,795)
Net unrealized appreciation	128,973	17,361,664	1,746,602

NET ASSETS	$3,008,843,522	$7,457,819,741	$2,134,459,124

Shares outstanding[b]	27,300,000	88,300,000	17,300,000

Net asset value per share	$110.21	$84.46	$123.38

[a]	Securities on loan with values of $ —, $ — and $713,552,838, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2013

	iShares Barclays 7-10 Year Treasury Bond Fund	iShares Barclays 10-20 Year Treasury Bond Fund	iShares Barclays 20+ Year Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$4,298,707,106	$433,998,765	$3,354,444,180
Affiliated (Note 2)	1,535,851,653	152,874,268	1,032,025,875

Total cost of investments	$5,834,558,759	$586,873,033	$4,386,470,055

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,336,387,724	$424,082,675	$3,172,522,260
Affiliated (Note 2)	1,535,851,653	152,874,268	1,032,025,875

Total fair value of investments	5,872,239,377	576,956,943	4,204,548,135
Receivables:
Interest	16,078,040	2,341,796	17,631,710
Capital shares sold	406,308	—	1,896,308

Total Assets	5,888,723,725	579,298,739	4,224,076,153

LIABILITIES
Payables:
Investment securities purchased	43,420,864	5,043,536	20,533,911
Collateral for securities on loan (Note 5)	1,483,618,510	146,648,313	1,005,190,290
Capital shares redeemed	2,570,131	373,650	995,007
Investment advisory fees (Note 2)	518,169	60,412	349,760

Total Liabilities	1,530,127,674	152,125,911	1,027,068,968

NET ASSETS	$4,358,596,051	$427,172,828	$3,197,007,185

Net assets consist of:
Paid-in capital	$4,322,390,968	$436,597,190	$3,396,689,352
Undistributed net investment income	5,260,000	936,959	6,175,106
Accumulated net realized loss	(6,735,535)	(445,231)	(23,935,353)
Net unrealized appreciation (depreciation)	37,680,618	(9,916,090)	(181,921,920)

NET ASSETS	$4,358,596,051	$427,172,828	$3,197,007,185

Shares outstanding[b]	40,700,000	3,200,000	27,000,000

Net asset value per share	$107.09	$133.49	$118.41

[a]	Securities on loan with values of $1,446,929,616, $144,233,183 and $976,376,938, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2013

	iShares Barclays Short Treasury Bond Fund	iShares Barclays 1-3 Year Treasury Bond Fund	iShares Barclays 3-7 Year Treasury Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$3,878,164	$45,700,556	$22,824,270
Interest — affiliated (Note 2)	4,518	8,264	6,927
Securities lending income — affiliated (Note 2)	—	—	874,060

Total investment income	3,882,682	45,708,820	23,705,257

EXPENSES
Investment advisory fees (Note 2)	3,822,152	13,878,262	3,845,685

Total expenses	3,822,152	13,878,262	3,845,685
Less investment advisory fees waived (Note 2)	(187,500)	—	—

Net expenses	3,634,652	13,878,262	3,845,685

Net investment income	248,030	31,830,558	19,859,572

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	18,603	(322,960)	(1,159,567)
In-kind redemptions — unaffiliated	107,442	27,447,793	73,888,081

Net realized gain	126,045	27,124,833	72,728,514

Net change in unrealized appreciation/depreciation	507,138	(19,061,790)	(38,475,058)

Net realized and unrealized gain	633,183	8,063,043	34,253,456

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$881,213	$39,893,601	$54,113,028

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2013

	iShares Barclays 7-10 Year Treasury Bond Fund	iShares Barclays 10-20 Year Treasury Bond Fund	iShares Barclays 20+ Year Treasury Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$85,264,705	$12,827,750	$91,106,177
Interest — affiliated (Note 2)	11,537	1,075	4,998
Securities lending income — affiliated (Note 2)	1,716,158	196,253	953,530

Total investment income	86,992,400	13,025,078	92,064,705

EXPENSES
Investment advisory fees (Note 2)	7,043,101	851,471	4,941,645

Total expenses	7,043,101	851,471	4,941,645

Net investment income	79,949,299	12,173,607	87,123,060

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,515,229	(75,306)	(9,780,541)
In-kind redemptions — unaffiliated	214,071,154	23,597,590	145,152,422

Net realized gain	217,586,383	23,522,284	135,371,881

Net change in unrealized appreciation/depreciation	(127,575,482)	(25,322,675)	(148,440,303)

Net realized and unrealized gain (loss)	90,010,901	(1,800,391)	(13,068,422)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$169,960,200	$10,373,216	$74,054,638

See notes to financial statements.

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Short Treasury Bond Fund		iShares Barclays 1-3 Year Treasury Bond Fund
	Year ended February 28, 2013	Year ended February 29, 2012	Year ended February 28, 2013	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$248,030	$1,977,919	$31,830,558	$65,834,740
Net realized gain	126,045	1,212,670	27,124,833	60,420,394
Net change in unrealized appreciation/depreciation	507,138	(1,023,056)	(19,061,790)	(18,190,040)

Net increase in net assets resulting from operations	881,213	2,167,533	39,893,601	108,065,094

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(237,505)	(2,644,620)	(34,299,603)	(67,602,412)

Total distributions to shareholders	(237,505)	(2,644,620)	(34,299,603)	(67,602,412)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,454,850,561	2,237,729,542	3,039,602,712	9,180,805,919
Cost of shares redeemed	(881,701,635)	(3,946,181,303)	(6,239,104,282)	(6,517,725,648)

Net increase (decrease) in net assets from capital share transactions	573,148,926	(1,708,451,761)	(3,199,501,570)	2,663,080,271

INCREASE (DECREASE) IN NET ASSETS	573,792,634	(1,708,928,848)	(3,193,907,572)	2,703,542,953

NET ASSETS
Beginning of year	2,435,050,888	4,143,979,736	10,651,727,313	7,948,184,360

End of year	$3,008,843,522	$2,435,050,888	$7,457,819,741	$10,651,727,313

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$—	$(325,079)	$1,602,464	$4,071,690

SHARES ISSUED AND REDEEMED
Shares sold	13,200,000	20,300,000	36,000,000	108,700,000
Shares redeemed	(8,000,000)	(35,800,000)	(73,900,000)	(77,200,000)

Net increase (decrease) in shares outstanding	5,200,000	(15,500,000)	(37,900,000)	31,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 3-7 Year Treasury Bond Fund		iShares Barclays 7-10 Year Treasury Bond Fund
	Year ended February 28, 2013	Year ended February 29, 2012	Year ended February 28, 2013	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,859,572	$31,041,465	$79,949,299	$96,614,169
Net realized gain	72,728,514	69,558,794	217,586,383	236,483,046
Net change in unrealized appreciation/depreciation	(38,475,058)	33,899,586	(127,575,482)	160,404,027

Net increase in net assets resulting from operations	54,113,028	134,499,845	169,960,200	493,501,242

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,051,119)	(30,853,523)	(81,934,896)	(96,301,838)

Total distributions to shareholders	(21,051,119)	(30,853,523)	(81,934,896)	(96,301,838)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,988,080,407	1,984,775,067	3,039,892,577	4,255,888,169
Cost of shares redeemed	(4,142,448,272)	(1,105,231,689)	(3,406,733,586)	(2,789,999,924)

Net increase (decrease) in net assets from capital share transactions	(154,367,865)	879,543,378	(366,841,009)	1,465,888,245

INCREASE (DECREASE) IN NET ASSETS	(121,305,956)	983,189,700	(278,815,705)	1,863,087,649

NET ASSETS
Beginning of year	2,255,765,080	1,272,575,380	4,637,411,756	2,774,324,107

End of year	$2,134,459,124	$2,255,765,080	$4,358,596,051	$4,637,411,756

Undistributed net investment income included in net assets at end of year	$955,896	$2,147,443	$5,260,000	$7,246,586

SHARES ISSUED AND REDEEMED
Shares sold	32,400,000	16,500,000	28,300,000	42,000,000
Shares redeemed	(33,600,000)	(9,100,000)	(31,700,000)	(27,600,000)

Net increase (decrease) in shares outstanding	(1,200,000)	7,400,000	(3,400,000)	14,400,000

See notes to financial statements.

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 10-20 Year Treasury Bond Fund		iShares Barclays 20+ Year Treasury Bond Fund
	Year ended February 28, 2013	Year ended February 29, 2012	Year ended February 28, 2013	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,173,607	$9,660,030	$87,123,060	$107,402,483
Net realized gain	23,522,284	16,009,727	135,371,881	467,414,891
Net change in unrealized appreciation/depreciation	(25,322,675)	23,832,974	(148,440,303)	234,511,252

Net increase in net assets resulting from operations	10,373,216	49,502,731	74,054,638	809,328,626

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,287,719)	(9,176,180)	(87,862,895)	(109,140,945)

Total distributions to shareholders	(12,287,719)	(9,176,180)	(87,862,895)	(109,140,945)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	463,227,943	434,022,673	10,578,286,391	10,598,540,638
Cost of shares redeemed	(547,266,827)	(152,117,288)	(10,405,736,423)	(10,941,462,077)

Net increase (decrease) in net assets from capital share transactions	(84,038,884)	281,905,385	172,549,968	(342,921,439)

INCREASE (DECREASE) IN NET ASSETS	(85,953,387)	322,231,936	158,741,711	357,266,242

NET ASSETS
Beginning of year	513,126,215	190,894,279	3,038,265,474	2,680,999,232

End of year	$427,172,828	$513,126,215	$3,197,007,185	$3,038,265,474

Undistributed net investment income included in net assets at end of year	$936,959	$1,051,071	$6,175,106	$6,914,948

SHARES ISSUED AND REDEEMED
Shares sold	3,400,000	3,400,000	87,700,000	100,800,000
Shares redeemed	(4,100,000)	(1,200,000)	(86,500,000)	(104,000,000)

Net increase (decrease) in shares outstanding	(700,000)	2,200,000	1,200,000	(3,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Short Treasury Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$110.18	$110.21	$110.18	$110.20	$110.25

Income from investment operations:
Net investment income[a]	0.01	0.06	0.10	0.28	1.82
Net realized and unrealized gain (loss)[b]	0.03	(0.02)	0.02	0.05	0.16

Total from investment operations	0.04	0.04	0.12	0.33	1.98

Less distributions from:
Net investment income	(0.01)	(0.07)	(0.09)	(0.35)	(2.02)
Net realized gain	—	—	—	(0.00)[c]	(0.01)

Total distributions	(0.01)	(0.07)	(0.09)	(0.35)	(2.03)

Net asset value, end of year	$110.21	$110.18	$110.21	$110.18	$110.20

Total return	0.04%	0.04%	0.16%	0.27%	1.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,008,844	$2,435,051	$4,143,980	$1,928,140	$1,542,806
Ratio of expenses to average net assets	0.14%	0.14%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets prior to waived fees	0.15%	0.15%	n/a	n/a	n/a
Ratio of net investment income to average net assets	0.01%	0.05%	0.09%	0.25%	1.65%
Portfolio turnover rate[d,e]	95%[f]	186%[f]	0%	0%	0%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]

Portfolio turnover calculation excludes securities whose maturities at the time of acquisition were one year or less. If purchases and sales of such securities had been included, portfolio turnover for the years ended February 28, 2013, February 29, 2012, February 28, 2011, February 28, 2010 and February 28, 2009 would have been 174%, 316%, 172%, 185% and 219%, respectively.

[f]

From time to time the Fund may acquire and hold securities with slightly more than 365 days to maturity. Due to the nature of the portfolio turnover calculation, these transactions will cause a large increase in the calculated portfolio turnover. For purposes of determining the monthly average value used in the portfolio turnover calculation, only months during which the Fund held securities with more than 365 days to maturity were included.

See notes to financial statements.

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Treasury Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$84.40	$83.93	$83.65	$83.99	$84.13

Income from investment operations:
Net investment income[a]	0.29	0.61	0.84	1.24	2.54
Net realized and unrealized gain[b]	0.07	0.51	0.29	0.36	0.12

Total from investment operations	0.36	1.12	1.13	1.60	2.66

Less distributions from:
Net investment income	(0.30)	(0.65)	(0.85)	(1.34)	(2.80)
Net realized gain	—	—	—	(0.60)	—

Total distributions	(0.30)	(0.65)	(0.85)	(1.94)	(2.80)

Net asset value, end of year	$84.46	$84.40	$83.93	$83.65	$83.99

Total return	0.43%	1.34%	1.35%	1.94%	3.22%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,457,820	$10,651,727	$7,948,184	$8,348,484	$7,323,761
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.34%	0.72%	1.00%	1.48%	3.05%
Portfolio turnover rate[c]	104%	72%	85%	62%	37%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 3-7 Year Treasury Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$121.93	$114.65	$112.36	$112.99	$109.90

Income from investment operations:
Net investment income[a]	0.95	1.89	2.41	2.60	3.29
Net realized and unrealized gain[b]	1.51	7.37	2.29	0.19	3.02

Total from investment operations	2.46	9.26	4.70	2.79	6.31

Less distributions from:
Net investment income	(1.01)	(1.98)	(2.41)	(2.61)	(3.22)
Net realized gain	—	—	—	(0.81)	—

Total distributions	(1.01)	(1.98)	(2.41)	(3.42)	(3.22)

Net asset value, end of year	$123.38	$121.93	$114.65	$112.36	$112.99

Total return	2.02%	8.14%	4.23%	2.52%	5.84%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,134,459	$2,255,765	$1,272,575	$910,092	$847,401
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.77%	1.57%	2.09%	2.33%	2.98%
Portfolio turnover rate[c]	51%	38%	89%	89%	55%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 7-10 Year Treasury Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$105.16	$93.41	$90.88	$93.63	$90.66

Income from investment operations:
Net investment income[a]	1.82	2.57	2.90	3.09	3.57
Net realized and unrealized gain (loss)[b]	1.98	11.83	2.60	(2.30)	3.04

Total from investment operations	3.80	14.40	5.50	0.79	6.61

Less distributions from:
Net investment income	(1.87)	(2.65)	(2.97)	(3.03)	(3.64)
Net realized gain	—	—	—	(0.51)	—

Total distributions	(1.87)	(2.65)	(2.97)	(3.54)	(3.64)

Net asset value, end of year	$107.09	$105.16	$93.41	$90.88	$93.63

Total return	3.63%	15.62%	6.12%	0.87%	7.46%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,358,596	$4,637,412	$2,774,324	$2,717,303	$2,612,147
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.70%	2.55%	3.06%	3.37%	3.93%
Portfolio turnover rate[c]	47%	65%	108%	157%	38%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 10-20 Year Treasury Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$131.57	$112.29	$109.52	$111.68	$108.18

Income from investment operations:
Net investment income[a]	2.89	3.61	4.08	4.21	4.56
Net realized and unrealized gain (loss)[b]	1.96	19.32	2.74	(2.25)	3.33

Total from investment operations	4.85	22.93	6.82	1.96	7.89

Less distributions from:
Net investment income	(2.93)	(3.65)	(4.05)	(4.12)	(4.39)

Total distributions	(2.93)	(3.65)	(4.05)	(4.12)	(4.39)

Net asset value, end of year	$133.49	$131.57	$112.29	$109.52	$111.68

Total return	3.69%	20.73%	6.27%	1.76%	7.48%

Ratios/Supplemental data:
Net assets, end of year (000s)	$427,173	$513,126	$190,894	$262,850	$167,526
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.14%	2.87%	3.54%	3.83%	4.17%
Portfolio turnover rate[c]	12%	18%	56%	55%	22%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 20+ Year Treasury Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$117.76	$92.45	$92.04	$101.55	$94.33

Income from investment operations:
Net investment income[a]	3.22	3.71	3.80	3.69	4.08
Net realized and unrealized gain (loss)[b]	0.65	25.57	0.53	(9.52)	7.27

Total from investment operations	3.87	29.28	4.33	(5.83)	11.35

Less distributions from:
Net investment income	(3.22)	(3.97)	(3.92)	(3.68)	(4.13)

Total distributions	(3.22)	(3.97)	(3.92)	(3.68)	(4.13)

Net asset value, end of year	$118.41	$117.76	$92.45	$92.04	$101.55

Total return	3.24%	32.32%	4.64%	(5.85)%	12.30%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,197,007	$3,038,265	$2,680,999	$2,383,877	$1,584,150
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.64%	3.50%	3.93%	3.90%	4.18%
Portfolio turnover rate[c]	19%	26%	48%	65%	41%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays Short Treasury	Diversified
Barclays 1-3 Year Treasury	Diversified
Barclays 3-7 Year Treasury	Diversified
Barclays 7-10 Year Treasury	Diversified
Barclays 10-20 Year Treasury	Diversified
Barclays 20+ Year Treasury	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments,

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Barclays Short Treasury
Assets:
U.S. Government Obligations	$—	$3,003,166,869	$—	$3,003,166,869
Money Market Funds	8,327,563	—	—	8,327,563

	$8,327,563	$3,003,166,869	$—	$3,011,494,432

Barclays 1-3 Year Treasury
Assets:
U.S. Government Obligations	$—	$7,419,399,531	$—	$7,419,399,531
Money Market Funds	29,485,616	—	—	29,485,616

	$29,485,616	$7,419,399,531	$—	$7,448,885,147

Barclays 3-7 Year Treasury
Assets:
U.S. Government Obligations	$—	$2,121,554,633	$—	$2,121,554,633
Money Market Funds	744,583,441	—	—	744,583,441

	$744,583,441	$2,121,554,633	$—	$2,866,138,074

Barclays 7-10 Year Treasury
Assets:
U.S. Government Obligations	$—	$4,336,387,724	$—	$4,336,387,724
Money Market Funds	1,535,851,653	—	—	1,535,851,653

	$1,535,851,653	$4,336,387,724	$—	$5,872,239,377

Barclays 10-20 Year Treasury
Assets:
U.S. Government Obligations	$—	$424,082,675	$—	$424,082,675
Money Market Funds	152,874,268	—	—	152,874,268

	$152,874,268	$424,082,675	$—	$576,956,943

Barclays 20+ Year Treasury
Assets:
U.S. Government Obligations	$—	$3,172,522,260	$—	$3,172,522,260
Money Market Funds	1,032,025,875	—	—	1,032,025,875

	$1,032,025,875	$3,172,522,260	$—	$4,204,548,135

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of each Fund.

BFA has voluntarily waived a portion of its investment advisory fees for the iShares Barclays Short Treasury Bond Fund in the amount of $187,500.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays 3-7 Year Treasury	$470,648
Barclays 7-10 Year Treasury	924,085
Barclays 10-20 Year Treasury	105,675
Barclays 20+ Year Treasury	513,439

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2013 were as follows:

	U.S. Government Obligations
iShares Bond Fund	Purchases	Sales
Barclays Short Treasury	$175,923,438	$148,833,000
Barclays 1-3 Year Treasury	10,214,632,893	9,595,588,107
Barclays 3-7 Year Treasury	1,781,974,126	1,283,014,713
Barclays 7-10 Year Treasury	2,436,910,104	2,148,080,156
Barclays 10-20 Year Treasury	71,835,114	65,306,705
Barclays 20+ Year Treasury	660,058,031	629,258,950

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 28, 2013 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Short Treasury	$—	$48,486,227
Barclays 1-3 Year Treasury	2,484,365,208	6,165,608,216
Barclays 3-7 Year Treasury	3,451,931,340	4,066,714,895
Barclays 7-10 Year Treasury	2,734,079,640	3,350,028,758
Barclays 10-20 Year Treasury	453,646,252	532,836,247
Barclays 20+ Year Treasury	10,451,340,041	10,295,897,248

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2013, attributable to net operating losses, distributions in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Barclays Short Treasury	$(207,260)	$314,554	$(107,294)
Barclays 1-3 Year Treasury	27,420,674	(181)	(27,420,493)
Barclays 3-7 Year Treasury	73,134,868	—	(73,134,868)
Barclays 7-10 Year Treasury	210,810,713	(989)	(210,809,724)
Barclays 10-20 Year Treasury	23,262,818	—	(23,262,818)
Barclays 20+ Year Treasury	135,741,403	(7)	(135,741,396)

The tax character of distributions paid during the years ended February 28, 2013 and February 29, 2012 was as follows:

iShares Bond Fund	2013	2012
Barclays Short Treasury
Ordinary Income	$237,505	$2,644,620

Barclays 1-3 Year Treasury
Ordinary Income	$34,299,603	$67,602,412

Barclays 3-7 Year Treasury
Ordinary Income	$21,051,119	$30,853,523

Barclays 7-10 Year Treasury
Ordinary Income	$81,934,896	$96,301,838

Barclays 10-20 Year Treasury
Ordinary Income	$12,287,719	$9,176,180

Barclays 20+ Year Treasury
Ordinary Income	$87,862,895	$109,140,945

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Barclays Short Treasury	$—	$(185,357)	$128,973	$(61)	$(56,445)
Barclays 1-3 Year Treasury	1,602,464	—	17,271,454	(806,434)	18,067,484
Barclays 3-7 Year Treasury	955,896	(1,230)	1,627,545	(2,003,508)	578,703
Barclays 7-10 Year Treasury	5,260,000	—	32,916,608	(1,971,525)	36,205,083
Barclays 10-20 Year Treasury	936,959	(113,782)	(10,128,969)	(118,570)	(9,424,362)
Barclays 20+ Year Treasury	6,175,106	(15,641,381)	(186,557,634)	(3,658,258)	(199,682,167)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2014.

As of February 28, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Barclays Short Treasury	$185,357	$—	$—	$—	$—	$—	$185,357
Barclays 3-7 Year Treasury	—	—	—	—	—	1,230	1,230
Barclays 10-20 Year Treasury	—	—	—	—	58,200	55,582	113,782
Barclays 20+ Year Treasury	—	1,890,917	3,444,435	1,159,235	9,146,794	—	15,641,381

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 28, 2013, the Funds utilized their capital loss carryforwards as follows:

iShares Bond Fund	Utilized
Barclays 3-7 Year Treasury	$1,197,012
Barclays 7-10 Year Treasury	9,955,970
Barclays 10-20 Year Treasury	508,971
Barclays 20+ Year Treasury	3,938,873

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays Short Treasury	$3,011,365,459	$193,141	$(64,168)	$128,973
Barclays 1-3 Year Treasury	7,431,613,693	17,271,454	—	17,271,454
Barclays 3-7 Year Treasury	2,864,510,529	2,441,693	(814,148)	1,627,545
Barclays 7-10 Year Treasury	5,839,322,769	53,823,249	(20,906,641)	32,916,608
Barclays 10-20 Year Treasury	587,085,912	148,760	(10,277,729)	(10,128,969)
Barclays 20+ Year Treasury	4,391,105,769	303,848	(186,861,482)	(186,557,634)

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays Short Treasury Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund and iShares Barclays 20+ Year Treasury Bond Fund (the “Funds”), at February 28, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	49

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2013:

iShares Bond Fund	Interest- Related Dividends
Barclays Short Treasury	$237,505
Barclays 1-3 Year Treasury	31,833,472
Barclays 3-7 Year Treasury	12,420,160
Barclays 7-10 Year Treasury	46,702,891
Barclays 10-20 Year Treasury	7,618,386
Barclays 20+ Year Treasury	54,388,718

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 28, 2013:

iShares Bond Fund	Federal Obligation Interest [a]
Barclays Short Treasury	$237,505
Barclays 1-3 Year Treasury	34,299,603
Barclays 3-7 Year Treasury	13,467,772
Barclays 7-10 Year Treasury	48,607,442
Barclays 10-20 Year Treasury	7,953,943
Barclays 20+ Year Treasury	56,511,090

[a]

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Barclays Short Treasury	$0.00954	$—	$0.00002	$0.00956	100%	—%	0%[a]		100%
Barclays 1-3 Year Treasury	0.30204	—	0.00024	0.30228	100	—	0	[a]	100
Barclays 3-7 Year Treasury	1.00455	—	0.00365	1.00820	100	—	0	[a]	100
Barclays 7-10 Year Treasury	1.86903	—	0.00399	1.87302	100	—	0	[a]	100
Barclays 10-20 Year Treasury	2.93116	—	—	2.93116	100	—	—		100
Barclays 20+ Year Treasury	3.20925	—	0.00923	3.21848	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	51

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Barclays Short Treasury Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,255	99.76
Less than –0.5%	1	0.08

	1,258	100.00%

iShares Barclays 1-3 Year Treasury Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,255	99.76
Less than –0.5%	1	0.08

	1,258	100.00%

iShares Barclays 3-7 Year Treasury Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.24%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,251	99.44
Less than –0.5% and Greater than –1.0%	2	0.16
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays 7-10 Year Treasury Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.16%
Between 0.5% and –0.5%	1,251	99.44
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0% and Greater than –1.5%	2	0.16

	1,258	100.00%

iShares Barclays 10-20 Year Treasury Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.16%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	15	1.19
Between 0.5% and –0.5%	1,232	97.93
Less than –0.5% and Greater than –1.0%	5	0.40
Less than –1.0% and Greater than –1.5%	2	0.16

	1,258	100.00%

iShares Barclays 20+ Year Treasury Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.16
Greater than 0.5% and Less than 1.0%	43	3.42
Between 0.5% and –0.5%	1,189	94.51
Less than –0.5% and Greater than –1.0%	19	1.51
Less than –1.0% and Greater than –1.5%	3	0.24
Less than –1.5% and Greater than –2.0%	1	0.08

	1,258	100.00%

SUPPLEMENTAL INFORMATION	53

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of February 28, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc.
(2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI
		(2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer
(2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates
		(1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President
(2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee
		(2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	55

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI
(2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI
(2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	57

Notes:

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Go paperless. . .
It’s Fast, Convenient, and Timely!
To sign up today, go to www.icsdelivery.com

iS-AR-21-0213

FEBRUARY 28, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares Barclays 1-3 Year Credit Bond Fund | CSJ | NYSE Arca
➢	iShares Barclays Intermediate Credit Bond Fund | CIU | NYSE Arca
➢	iShares Barclays Credit Bond Fund | CFT | NYSE Arca
➢	iShares 10+ Year Credit Bond Fund | CLY | NYSE Arca

Management’s Discussion of Fund Performance

ISHARES® TRUST

CREDIT BOND MARKET PERFORMANCE OVERVIEW

Credit-related bonds posted solid gains for the 12-month period ended February 28, 2013 (the “reporting period”) despite sluggish and uneven U.S. economic growth. Following a moderate 2.0% annual growth rate in the first quarter of 2012, the economy slowed in the second quarter, growing at an annual rate of 1.3%. The economy picked up steam in the third quarter, expanding at a 3.1% annual rate, before downshifting to a 0.1% annual growth rate in the final quarter of 2012. During the calendar year 2012, the U.S. economy grew by 2.2%, slightly higher than the 1.8% growth rate in 2011.

The key factors holding the economy in check during the reporting period included weaker consumer spending — retail sales increased by 4.5% for the reporting period, compared with an 8.1% increase for the prior 12 months — and a decline in government outlays. Both of these were influenced by continued deleveraging, as individuals sought to reduce their overall debt loads and the federal government attempted to lower its deficit spending.

On the positive side, the unemployment rate fell from 8.3% to a four-year low of 7.7% during the reporting period. The Federal Reserve (the U.S. central bank) announced in late 2012 that it would continue to keep its short-term interest rate target at its current level and maintain its economic stimulus efforts until the unemployment rate falls below 6.5% — a level last seen in October 2008. Other favorable economic data during the reporting period included a burgeoning recovery in the housing market and a decline in the inflation rate from 2.9% to 1.6%.

Additional factors influencing credit-related securities during the reporting period included the ongoing European sovereign debt crisis, central bank actions around the world to stimulate global economic growth, the U.S. presidential election, and a resolution to the “fiscal cliff” (expiring federal tax cuts and automatic government spending reductions that were slated to take effect at the beginning of 2013).

Credit-related bonds produced solid gains despite relatively flat corporate profit growth for the reporting period. The key factor behind the favorable results in the credit sector was investor demand for the securities — in a low interest rate environment, investors continued to seek out the relatively high yields of credit-related securities. The best performing corporate bonds by maturity and by credit quality were driven by strong demand for yield. Longer-term and lower-quality bonds, which have higher yields, outperformed shorter-term and higher-rated securities as credit spreads narrowed.

From an industry perspective, bonds issued by financial firms posted the best returns, gaining nearly 10% for the reporting period. Finance-related bonds had lagged other segments of the credit sector over the past several years, and they were also among the higher-yielding segments of the credit sector. Utility bonds delivered solid gains for the reporting period, while industrial securities (a large sector component in each of the Funds’ underlying indexes) underperformed.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.16%	2.13%	2.61%	3.24%	3.15%	3.76%	3.96%	3.97%	4.42%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.16%	2.13%	2.61%	17.27%	16.75%	20.26%	26.95%	27.02%	30.52%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

The iShares Barclays 1-3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar- denominated and have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 2.16%, net of fees, while the total return for the Index was 2.61%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

Financial	41.60%
Consumer Non-Cyclical	10.97
Multi-National	8.76
Communications	7.53
Foreign Agency Obligations	6.98
Energy	4.85
Technology	3.31
Foreign Government Obligations	2.95
Basic Materials	2.81
Utilities	2.70
Industrial	2.63
Consumer Cyclical	1.81
Municipal Debt Obligations	0.34
Diversified	0.16
U.S. Government Obligations	0.15
Short-Term and Other Net Assets	2.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

European Investment Bank, 1.50%, 05/15/14	0.85%
International Bank for Reconstruction and Development, 2.38%, 05/26/15	0.78
International Bank for Reconstruction and Development, 1.13%, 08/25/14	0.75
KfW, 2.75%, 10/21/14	0.65
Asian Development Bank, 0.88%, 06/10/14	0.62
KfW, 3.50%, 03/10/14	0.58
European Investment Bank, 3.00%, 04/08/14	0.58
Citigroup Inc., 5.00%, 09/15/14	0.57
European Investment Bank, 1.13%, 04/15/15	0.57
European Investment Bank, 3.13%, 06/04/14	0.56

TOTAL	6.51%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.27%	4.81%	5.59%	6.00%	5.74%	6.29%	6.11%	6.08%	6.35%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.27%	4.81%	5.59%	33.80%	32.21%	35.63%	43.98%	43.78%	46.06%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

The iShares Barclays Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 5.27%, net of fees, while the total return for the Index was 5.59%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

Financial	35.45%
Consumer Non-Cyclical	12.23
Communications	8.06
Energy	7.33
Foreign Agency Obligations	5.95
Multi-National	5.56
Industrial	5.35
Utilities	4.44
Basic Materials	4.19
Foreign Government Obligations	3.28
Consumer Cyclical	3.20
Technology	3.17
Municipal Debt Obligations	0.47
Diversified	0.05
Short-Term and Other Net Assets	1.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

KfW, 2.00%, 06/01/16	0.31%
European Investment Bank, 1.50%, 05/15/14	0.28
KfW, 1.25%, 10/05/16	0.25
European Investment Bank, 1.25%, 02/14/14	0.24
European Investment Bank, 4.63%, 05/15/14	0.24
KfW, 1.25%, 02/15/17	0.24
KfW, 1.00%, 01/12/15	0.22
European Investment Bank, 2.75%, 03/23/15	0.21
Inter-American Development Bank, 2.25%, 07/15/15	0.21
International Bank for Reconstruction and Development, 0.88%, 04/17/17	0.21

TOTAL	2.41%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS CREDIT BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.83%	5.28%	6.15%	6.98%	6.70%	7.31%	6.65%	6.62%	6.92%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.83%	5.28%	6.15%	40.10%	38.32%	42.31%	48.60%	48.36%	50.97%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

The iShares Barclays Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 5.83%, net of fees, while the total return for the Index was 6.15%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

Financial	29.89%
Consumer Non-Cyclical	11.92
Communications	9.33
Energy	8.48
Utilities	5.94
Industrial	5.34
Foreign Agency Obligations	5.00
Basic Materials	4.29
Foreign Government Obligations	4.23
Multi-National	4.21
Consumer Cyclical	3.64
Municipal Debt Obligations	3.44
Technology	2.76
Short-Term and Other Net Assets	1.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

General Electric Capital Corp., 5.88%, 01/14/38	0.29%
International Bank for Reconstruction and Development, 0.88%, 04/17/17	0.28
European Investment Bank, 1.13%, 04/15/15	0.28
Goldman Sachs Group Inc. (The), 5.75%, 01/24/22	0.28
Citigroup Inc., 4.45%, 01/10/17	0.26
J.P. Morgan Chase & Co., 3.45%, 03/01/16	0.26
Ontario (Province of), 1.60%, 09/21/16	0.24
J.P. Morgan Chase Bank N.A., 6.00%, 10/01/17	0.23
European Investment Bank, 1.13%, 09/15/17	0.23
KfW, 1.00%, 01/12/15	0.21

TOTAL	2.56%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® 10+ YEAR CREDIT BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.22%	7.58%	8.40%	11.13%	11.16%	11.74%	40.58%	40.69%	43.10%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (12/8/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/9/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

The iShares 10+ Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM (the “Index”). The Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment grade U.S. corporate and U.S. dollar-denominated debt issued publicly by non-U.S. corporations, banks or governments. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 7.22%, net of fees, while the total return for the Index was 8.40%.

PORTFOLIO ALLOCATION As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

Financial	16.79%
Communications	13.77
Consumer Non-Cyclical	13.69
Energy	11.47
Utilities	11.31
Foreign Government Obligations	10.32
Industrial	6.38
Consumer Cyclical	5.23
Basic Materials	4.32
Foreign Agency Obligations	2.97
Technology	1.63
Multi-National	0.40
Diversified	0.15
Short-Term and Other Net Assets	1.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/13

Security	Percentage of Net Assets

Russian Federation (The), 7.50%, 03/31/30	1.72%
General Electric Capital Corp., Series A 6.75%, 03/15/32	0.77
Verizon Communications Inc., 7.75%, 12/01/30	0.61
Brazil (Federative Republic of), 8.25%, 01/20/34	0.59
United Mexican States, 6.75%, 09/27/34	0.58
Wachovia Bank N.A./Wells Fargo & Co., 6.60%, 01/15/38	0.54
Time Warner Inc., 7.63%, 04/15/31	0.50
Pfizer Inc., 7.20%, 03/15/39	0.48
HSBC Bank (USA) N.A., 5.63%, 08/15/35	0.47
American International Group Inc., 8.18%, 05/15/68	0.46

TOTAL	6.72%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Barclays 1-3 Year Credit
Actual	$1,000.00	$1,009.20	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Intermediate Credit
Actual	1,000.00	1,018.20	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Credit
Actual	1,000.00	1,013.10	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
10+ Year Credit
Actual	1,000.00	998.50	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 87.13%

ADVERTISING — 0.13%
Interpublic Group of Companies Inc. (The)
6.25%, 11/15/14[a]	$1,000	$1,083,000
WPP Finance UK
5.88%, 06/15/14	3,290	3,488,514
8.00%, 09/15/14	7,778	8,534,893

		13,106,407
AEROSPACE & DEFENSE — 0.62%
Boeing Co. (The)
3.50%, 02/15/15	14,410	15,195,276
5.00%, 03/15/14	8,500	8,882,738
General Dynamics Corp.
1.38%, 01/15/15	1,000	1,016,480
Northrop Grumman Corp.
3.70%, 08/01/14	5,000	5,211,496
United Technologies Corp.
1.20%, 06/01/15	11,236	11,414,385
4.88%, 05/01/15[a]	17,450	19,077,309

		60,797,684
AGRICULTURE — 0.55%
Altria Group Inc.
4.13%, 09/11/15	14,784	15,955,926
Bunge Ltd. Finance Corp.
4.10%, 03/15/16[a]	3,000	3,210,517
5.35%, 04/15/14	8,200	8,592,813
Philip Morris International Inc.
6.88%, 03/17/14	16,500	17,595,423
Reynolds American Inc.
1.05%, 10/30/15[a]	8,400	8,401,299

		53,755,978
AIRLINES — 0.00%
Southwest Airlines Co.
5.25%, 10/01/14	120	127,122

		127,122
AUTO PARTS & EQUIPMENT — 0.10%
Johnson Controls Inc.
1.75%, 03/01/14[a]	9,350	9,457,607

		9,457,607

Security	Principal (000s)	Value

BANKS — 29.22%
Abbey National Treasury Services PLC
2.88%, 04/25/14	$3,000	$3,042,553
3.88%, 11/10/14[b]	6,000	6,237,756
American Express Centurion Bank
0.88%, 11/13/15[a]	7,000	6,990,861
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	10,000	10,037,843
Bank of America Corp.
1.25%, 01/11/16[a]	16,000	15,955,238
1.50%, 10/09/15	13,000	13,035,091
3.70%, 09/01/15[a]	21,080	22,243,596
4.50%, 04/01/15	37,750	40,148,982
4.75%, 08/01/15	22,550	24,258,203
5.13%, 11/15/14[a]	12,000	12,783,308
5.38%, 06/15/14[a]	200	210,925
7.38%, 05/15/14	41,778	44,937,518
Bank of Montreal
0.80%, 11/06/15[a]	10,000	9,988,347
1.75%, 04/29/14[a]	14,125	14,325,167
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	9,000	8,996,808
1.20%, 02/20/15 (Call 01/20/15)	26,930	27,225,506
1.70%, 11/24/14 (Call 10/25/14)[a]	10,500	10,681,679
4.30%, 05/15/14[a]	19,760	20,662,728
4.75%, 12/15/14	110	117,509
Series G
4.95%, 03/15/15	140	151,003
Bank of Nova Scotia
0.75%, 10/09/15	6,000	5,985,490
1.85%, 01/12/15	9,000	9,200,752
2.05%, 10/07/15[a]	13,000	13,402,309
3.40%, 01/22/15	32,790	34,454,479

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Bank One Corp.
4.90%, 04/30/15	$1,110	$1,198,841
Barclays Bank PLC
2.75%, 02/23/15	16,200	16,771,920
3.90%, 04/07/15	13,220	14,016,347
5.20%, 07/10/14	30,254	32,051,061
BB&T Corp.
2.05%, 04/28/14 (Call 03/28/14)	16,530	16,801,828
5.20%, 12/23/15	6,750	7,495,218
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	13,460	13,457,357
4.66%, 10/09/15[a]	22,000	22,776,323
BNP Paribas SA
3.25%, 03/11/15[a]	35,480	36,900,735
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	15,150	15,152,301
2.35%, 12/11/15	14,000	14,557,935
Capital One Financial Corp.
1.00%, 11/06/15	10,000	9,948,940
2.13%, 07/15/14[a]	12,009	12,210,119
2.15%, 03/23/15	9,250	9,448,515
7.38%, 05/23/14	19,430	20,976,359
China Development Bank Corp.
4.75%, 10/08/14	280	296,679
Citigroup Inc.
1.25%, 01/15/16[a]	15,000	14,970,489
2.25%, 08/07/15[a]	14,920	15,260,531
2.65%, 03/02/15	9,324	9,573,171
4.59%, 12/15/15	13,000	14,094,081
4.70%, 05/29/15	1,160	1,244,428
4.75%, 05/19/15	28,280	30,343,977
4.88%, 05/07/15	10,130	10,817,602
5.00%, 09/15/14[a]	53,114	55,894,571
5.13%, 05/05/14	18,580	19,476,241
5.30%, 01/07/16	2,380	2,634,881
5.50%, 10/15/14	25,750	27,461,151
6.01%, 01/15/15	26,810	29,114,917
6.38%, 08/12/14	31,330	33,675,378

Security	Principal (000s)	Value

Comerica Bank Series AI
5.70%, 06/01/14	$110	$116,413
Comerica Inc.
3.00%, 09/16/15	6,000	6,316,831
4.80%, 05/01/15	100	107,243
Commonwealth Bank of Australia
1.25%, 09/18/15	14,000	14,125,231
1.95%, 03/16/15	24,865	25,445,954
Credit Suisse New York
3.50%, 03/23/15	30,000	31,656,233
5.50%, 05/01/14	35,632	37,575,019
Deutsche Bank AG London
3.25%, 01/11/16	25,000	26,509,697
3.45%, 03/30/15[a]	23,680	24,899,629
3.88%, 08/18/14	8,435	8,806,163
Deutsche Bank Financial LLC
5.38%, 03/02/15	5,190	5,487,659
Fifth Third Bancorp
3.63%, 01/25/16	14,500	15,520,632
Fifth Third Bank
0.90%, 02/26/16 (Call 01/26/16)	10,000	10,020,089
4.75%, 02/01/15	2,465	2,635,450
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	5,000	5,040,848
3.30%, 05/03/15[a]	18,500	19,292,167
3.63%, 02/07/16	22,000	23,434,638
3.70%, 08/01/15[a]	39,074	41,207,622
5.00%, 10/01/14	16,260	17,227,628
5.13%, 01/15/15	28,805	30,867,052
5.35%, 01/15/16[a]	18,500	20,522,315
5.50%, 11/15/14	18,220	19,556,392
6.00%, 05/01/14	19,561	20,717,335
HSBC Bank (USA) N.A.
4.63%, 04/01/14	13,210	13,630,945
HSBC USA Inc.
2.38%, 02/13/15	32,312	33,247,651
Intesa Sanpaolo SpA
3.13%, 01/15/16	20,000	19,715,698

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

J.P. Morgan Chase & Co.
1.10%, 10/15/15	$22,000	$22,060,168
1.13%, 02/26/16	10,000	10,007,361
1.88%, 03/20/15	27,250	27,764,522
2.60%, 01/15/16	11,000	11,481,134
3.40%, 06/24/15	31,000	32,701,670
3.70%, 01/20/15	29,330	30,893,956
4.65%, 06/01/14[a]	33,002	34,645,005
4.75%, 03/01/15	2,340	2,513,619
4.88%, 03/15/14[a]	140	145,899
5.13%, 09/15/14	19,470	20,618,132
5.15%, 10/01/15	23,810	26,071,165
5.25%, 05/01/15	570	615,465
KeyBank N.A.
5.80%, 07/01/14	8,750	9,332,124
KeyCorp
3.75%, 08/13/15[a]	15,385	16,428,049
KfW
0.63%, 04/24/15[a]	41,580	41,818,757
1.00%, 01/12/15	43,030	43,537,862
1.25%, 10/26/15[a]	25,000	25,523,940
1.50%, 04/04/14	51,340	52,030,215
2.63%, 03/03/15	32,100	33,542,115
2.63%, 02/16/16[a]	15,250	16,201,910
2.75%, 10/21/14	61,000	63,425,708
3.50%, 03/10/14	54,940	56,739,477
4.13%, 10/15/14	13,760	14,594,665
4.38%, 07/21/15	5,000	5,461,654
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	10,000	10,499,284
2.50%, 02/15/16	5,000	5,285,248
3.13%, 07/15/15[a]	15,000	15,935,685
Series G13
4.88%, 11/16/15[a]	10,000	11,165,965
Lloyds TSB Bank PLC
4.88%, 01/21/16	15,709	17,272,582
Mellon Capital IV Series 1
4.00%, 12/31/49 (Call 04/01/13)[a,c]	1,950	1,872,000

Security	Principal (000s)	Value

Mellon Funding Corp.
5.00%, 12/01/14	$120	$128,862
5.20%, 05/15/14	220	232,427
Morgan Stanley
1.75%, 02/25/16[a]	8,000	8,034,847
2.88%, 01/24/14	18,120	18,458,228
2.88%, 07/28/14	4,070	4,165,241
3.45%, 11/02/15[a]	9,000	9,410,641
3.80%, 04/29/16	5,000	5,305,879
4.00%, 07/24/15	8,000	8,431,485
4.10%, 01/26/15	12,220	12,792,594
4.20%, 11/20/14	26,750	28,020,433
4.75%, 04/01/14[a]	29,890	30,915,202
5.38%, 10/15/15[a]	13,640	14,922,189
6.00%, 05/13/14	36,217	38,306,352
6.00%, 04/28/15[a]	37,010	40,413,863
National Australia Bank Ltd. New York
0.90%, 01/20/16[a]	2,500	2,496,455
1.60%, 08/07/15	18,000	18,305,184
2.00%, 03/09/15	19,000	19,439,462
National Bank of Canada
1.50%, 06/26/15	15,000	15,208,154
National City Corp.
4.90%, 01/15/15	470	505,332
Northern Trust Corp.
4.63%, 05/01/14[a]	210	220,154
Oesterreichische Kontrollbank AG
1.13%, 07/06/15[a]	25,500	25,878,512
1.75%, 10/05/15[a]	11,500	11,858,326
4.50%, 03/09/15	970	1,047,120
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[d]	1,000	1,002,877
PNC Funding Corp.
3.00%, 05/19/14[d]	8,000	8,234,932
3.63%, 02/08/15[a,d]	20,904	22,059,449
4.25%, 09/21/15[a,d]	5,500	5,987,216
5.40%, 06/10/14[d]	8,263	8,769,873
Rabobank Nederland
2.13%, 10/13/15	17,000	17,495,331

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Regions Financial Corp.
5.75%, 06/15/15	$2,000	$2,160,000
7.75%, 11/10/14	8,882	9,747,995
Royal Bank of Canada
0.80%, 10/30/15	15,000	15,002,348
1.15%, 03/13/15[a]	9,280	9,365,291
1.45%, 10/30/14	18,015	18,254,882
2.63%, 12/15/15	11,800	12,377,983
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	33,000	33,934,555
3.95%, 09/21/15	7,000	7,447,620
4.88%, 03/16/15[a]	15,780	16,931,469
SouthTrust Corp.
5.80%, 06/15/14	1,150	1,224,122
State Street Corp.
4.30%, 05/30/14	5,000	5,236,294
Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16[a]	15,000	14,957,541
1.35%, 07/18/15	9,000	9,085,792
Toronto-Dominion Bank (The)
1.38%, 07/14/14[a]	12,280	12,435,901
U.S. Bancorp
2.45%, 07/27/15	11,956	12,426,796
2.88%, 11/20/14[a]	5,150	5,350,636
4.20%, 05/15/14	17,690	18,487,895
UBS AG Stamford
3.88%, 01/15/15[a]	18,790	19,899,780
UnionBanCal Corp.
5.25%, 12/16/13	4,170	4,321,721
US Bank N.A.
3.78%, 04/29/20 (Call 04/29/15)[c]	5,000	5,274,129
4.80%, 04/15/15	1,240	1,337,489
4.95%, 10/30/14	11,990	12,832,627
Wachovia Corp./Wells Fargo & Co.
4.88%, 02/15/14	7,700	8,013,608
5.25%, 08/01/14	26,490	28,137,747
Wells Fargo & Co.
1.25%, 02/13/15[a]	21,750	22,004,992
1.50%, 07/01/15	17,000	17,296,698
3.63%, 04/15/15[a]	20,390	21,602,257

Security	Principal (000s)	Value

3.75%, 10/01/14[a]	$26,795	$28,147,398
4.63%, 04/15/14	2,130	2,223,422
5.00%, 11/15/14	6,000	6,405,405
Wells Fargo Bank N.A.
4.75%, 02/09/15	26,500	28,353,504
Westpac Banking Corp.
0.95%, 01/12/16	15,700	15,722,179
1.13%, 09/25/15[a]	23,000	23,163,735
3.00%, 08/04/15	12,721	13,377,915
3.00%, 12/09/15	10,701	11,316,636
4.20%, 02/27/15[a]	19,350	20,687,701
Zions BanCorp.
7.75%, 09/23/14[a]	2,080	2,288,000

		2,872,444,100
BEVERAGES — 2.34%
Anheuser-Busch Companies LLC
5.00%, 01/15/15[a]	110	118,859
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16[a]	5,000	5,001,430
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	17,000	17,034,312
1.50%, 07/14/14[a]	12,360	12,524,374
4.13%, 01/15/15	28,450	30,273,386
5.38%, 11/15/14	20,250	21,868,616
Beam Inc.
6.38%, 06/15/14[a]	3,500	3,742,881
Bottling Group LLC
6.95%, 03/15/14	26,000	27,708,920
Coca-Cola Co. (The)
0.75%, 03/13/15	12,290	12,362,158
1.50%, 11/15/15	6,000	6,141,500
3.63%, 03/15/14	11,910	12,295,919
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	3,995	4,016,525
2.13%, 09/15/15	1,000	1,028,397
7.38%, 03/03/14	18,015	19,247,385
Diageo Finance BV
3.25%, 01/15/15	900	943,574
5.30%, 10/28/15	5,120	5,704,076

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

PepsiAmericas Inc.
4.88%, 01/15/15[a]	$100	$107,529
PepsiCo Inc.
0.70%, 08/13/15	10,000	10,026,821
0.70%, 02/26/16	8,000	8,023,675
0.75%, 03/05/15[a]	19,750	19,840,936
0.80%, 08/25/14	2,350	2,362,355
3.10%, 01/15/15[a]	7,775	8,155,752
3.75%, 03/01/14	1,280	1,321,523

		229,850,903
BIOTECHNOLOGY — 0.57%
Amgen Inc.
1.88%, 11/15/14	15,560	15,844,321
4.85%, 11/18/14	8,380	8,949,921
Genentech Inc.
4.75%, 07/15/15	12,600	13,762,731
Genzyme Corp.
3.63%, 06/15/15	3,000	3,197,892
Gilead Sciences Inc.
2.40%, 12/01/14	13,585	13,963,345
Life Technologies Corp.
4.40%, 03/01/15	70	73,851

		55,792,061
CHEMICALS — 1.30%
Airgas Inc.
4.50%, 09/15/14[a]	3,000	3,161,169
Albemarle Corp.
5.10%, 02/01/15	100	107,161
Dow Chemical Co. (The)
5.90%, 02/15/15	14,838	16,271,643
7.60%, 05/15/14	10,649	11,520,733
E.I. du Pont de Nemours and Co.
1.75%, 03/25/14[a]	14,215	14,404,692
3.25%, 01/15/15[a]	10,060	10,564,421
4.75%, 03/15/15[a]	3,030	3,277,729
4.88%, 04/30/14[a]	1,130	1,187,375
5.88%, 01/15/14	1,869	1,956,232
Ecolab Inc.
1.00%, 08/09/15	9,500	9,501,361
2.38%, 12/08/14[a]	11,980	12,312,075

Security	Principal (000s)	Value

Lubrizol Corp.
5.50%, 10/01/14	$140	$150,807
Potash Corp. of Saskatchewan Inc.
5.25%, 05/15/14	9,160	9,654,347
PPG Industries Inc.
1.90%, 01/15/16	5,000	5,125,663
Praxair Inc.
0.75%, 02/21/16	20,000	20,058,856
4.38%, 03/31/14	1,615	1,681,562
5.25%, 11/15/14	6,270	6,770,195
Sherwin-Williams Co. (The)
3.13%, 12/15/14	130	135,608

		127,841,629
COMMERCIAL SERVICES — 0.17%
Block Financial LLC
5.13%, 10/30/14[a]	590	623,040
Equifax Inc.
4.45%, 12/01/14	100	104,201
Stanford University
3.63%, 05/01/14	4,125	4,275,041
Western Union Co. (The)
6.50%, 02/26/14	10,000	10,549,146
Yale University
2.90%, 10/15/14	1,257	1,306,843

		16,858,271
COMPUTERS — 1.64%
Computer Sciences Corp.
2.50%, 09/15/15[a]	7,250	7,445,655
Dell Inc.
2.10%, 04/01/14	6,950	7,010,038
5.63%, 04/15/14[a]	4,920	5,150,904
Hewlett-Packard Co.
1.55%, 05/30/14	6,100	6,132,063
2.20%, 12/01/15[a]	3,000	3,020,430
2.35%, 03/15/15[a]	19,450	19,657,683
2.63%, 12/09/14[a]	2,050	2,074,173
4.75%, 06/02/14	21,460	22,419,465
6.13%, 03/01/14	20,442	21,472,584

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

International Business Machines Corp.
0.55%, 02/06/15	$17,500	$17,535,618
0.75%, 05/11/15[a]	7,000	7,020,712
0.88%, 10/31/14[a]	23,600	23,768,415
1.25%, 05/12/14	15,000	15,162,213
2.00%, 01/05/16	3,000	3,101,044

		160,970,997
COSMETICS & PERSONAL CARE — 0.83%
Avon Products Inc.
5.63%, 03/01/14[a]	9,400	9,784,007
Colgate-Palmolive Co.
0.60%, 11/15/14	6,900	6,918,785
1.25%, 05/01/14	6,250	6,315,867
Procter & Gamble Co. (The)
0.70%, 08/15/14[a]	13,625	13,695,365
1.80%, 11/15/15	18,000	18,608,512
3.50%, 02/15/15	13,270	14,033,155
4.95%, 08/15/14[a]	11,820	12,609,772

		81,965,463
DIVERSIFIED FINANCIAL SERVICES — 9.53%
American Express Co.
7.25%, 05/20/14	13,794	14,890,029
American Express Credit Corp.
1.75%, 06/12/15[a]	16,850	17,213,279
2.75%, 09/15/15	25,000	26,142,861
Series D
5.13%, 08/25/14	21,330	22,722,328
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	33,470	36,245,795
Boeing Capital Corp.
3.25%, 10/27/14	3,000	3,137,897
Caterpillar Financial Services Corp.
0.70%, 11/06/15	2,000	2,000,551
0.70%, 02/26/16	8,000	8,016,574
1.05%, 03/26/15	10,500	10,592,782
1.10%, 05/29/15	3,000	3,034,088

Security	Principal (000s)	Value

1.13%, 12/15/14[a]	$9,000	$9,106,562
1.38%, 05/20/14[a]	120	121,401
1.65%, 04/01/14	11,080	11,230,282
6.13%, 02/17/14	17,850	18,839,261
Series F
4.75%, 02/17/15	110	118,618
Charles Schwab Corp. (The)
0.85%, 12/04/15	1,500	1,503,512
Credit Suisse (USA) Inc.
4.88%, 01/15/15	8,250	8,834,378
5.13%, 08/15/15	14,748	16,203,312
Ford Motor Credit Co. LLC
2.50%, 01/15/16	2,000	2,036,187
2.75%, 05/15/15	15,000	15,308,527
3.88%, 01/15/15[a]	23,445	24,383,049
5.63%, 09/15/15	3,000	3,272,246
7.00%, 04/15/15	25,940	28,710,311
8.00%, 06/01/14[a]	12,500	13,502,958
8.70%, 10/01/14	9,150	10,162,402
12.00%, 05/15/15	12,500	15,200,089
General Electric Capital Corp.
1.00%, 12/11/15	17,400	17,522,206
1.63%, 07/02/15	34,000	34,612,860
2.15%, 01/09/15[a]	30,000	30,831,921
2.25%, 11/09/15	23,250	24,085,645
3.50%, 06/29/15	7,250	7,684,233
4.38%, 09/21/15	4,215	4,579,285
4.75%, 09/15/14[a]	17,543	18,644,204
4.88%, 03/04/15[a]	8,260	8,913,058
5.00%, 01/08/16[a]	28,100	30,877,471
5.90%, 05/13/14	25,890	27,562,286
Series A
3.75%, 11/14/14	27,931	29,422,056
HSBC Finance Corp.
5.00%, 06/30/15[a]	24,903	26,954,710
5.25%, 04/15/15[a]	240	258,495
5.50%, 01/19/16[a]	18,400	20,469,051
Jefferies Group Inc.
5.88%, 06/08/14[a]	220	231,000
John Deere Capital Corp.
0.70%, 09/04/15[a]	7,000	7,007,031

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

0.75%, 01/22/16	$7,000	$6,990,034
0.88%, 04/17/15[a]	10,000	10,053,900
0.95%, 06/29/15	7,000	7,045,256
1.25%, 12/02/14[a]	11,100	11,237,365
1.60%, 03/03/14	6,470	6,548,230
2.95%, 03/09/15	2,790	2,917,005
Lazard Group LLC
7.13%, 05/15/15	230	255,067
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	21,860	23,137,634
Series B
5.30%, 09/30/15[a]	351	384,222
Series C
5.00%, 01/15/15	19,659	20,945,381
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15[a]	220	227,655
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15[a]	13,485	13,590,472
4.75%, 03/01/14	240	250,053
Nomura Holdings Inc.
4.13%, 01/19/16	12,625	13,245,991
5.00%, 03/04/15[a]	19,475	20,641,656
ORIX Corp.
4.71%, 04/27/15	11,000	11,699,095
5.00%, 01/12/16	1,039	1,121,399
PACCAR Financial Corp.
0.75%, 08/14/15	5,000	5,019,505
0.80%, 02/08/16	3,000	3,003,488
1.05%, 06/05/15	5,000	5,008,958
1.55%, 09/29/14	9,000	9,132,688
SLM Corp.
3.88%, 09/10/15	15,000	15,525,000
5.05%, 11/14/14	120	126,600
6.25%, 01/25/16[a]	20,000	21,700,000
Series A
5.00%, 04/15/15[a]	440	463,100
5.38%, 05/15/14	15,190	15,926,714
Swedish Export Credit Corp.
3.25%, 09/16/14	23,500	24,522,863

Security	Principal (000s)	Value

TD Ameritrade Holding Corp.
4.15%, 12/01/14	$5,000	$5,295,501
Toyota Motor Credit Corp.
0.88%, 07/17/15[a]	3,000	3,018,452
1.00%, 02/17/15	20,400	20,561,243
1.25%, 11/17/14	8,500	8,609,345
2.80%, 01/11/16	7,418	7,826,001
3.20%, 06/17/15	26,615	28,161,763

		936,376,427
ELECTRIC — 2.52%
Alabama Power Co.
0.55%, 10/15/15	13,000	12,969,764
Alliant Energy Corp.
4.00%, 10/15/14	4,090	4,280,552
Ameren Corp.
8.88%, 05/15/14	6,000	6,515,534
Appalachian Power Co. Series S
3.40%, 05/24/15	350	368,165
Arizona Public Service Co.
4.65%, 05/15/15	100	108,069
5.80%, 06/30/14	4,130	4,408,766
Commonwealth Edison Co.
4.70%, 04/15/15	3,250	3,513,011
Consolidated Edison Co. of New York Inc.
5.55%, 04/01/14[a]	8,000	8,427,463
Dominion Resources Inc.
1.80%, 03/15/14	6,640	6,719,344
2.25%, 09/01/15	2,000	2,072,166
Series C
5.15%, 07/15/15	12,513	13,760,144
Duke Energy Corp.
3.35%, 04/01/15	12,460	13,091,354
Entergy Louisiana LLC
1.88%, 12/15/14[a]	10,195	10,391,139
Exelon Corp.
4.90%, 06/15/15	13,726	14,887,212
FirstEnergy Solutions Corp.
4.80%, 02/15/15[a]	3,680	3,932,351

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Florida Power Corp.
0.65%, 11/15/15[a]	$4,300	$4,295,444
Georgia Power Co.
0.75%, 08/10/15	7,350	7,369,632
Series 12D
0.63%, 11/15/15	10,000	9,981,529
Kentucky Utilities Co.
1.63%, 11/01/15	1,000	1,026,012
Metropolitan Edison Co.
4.88%, 04/01/14	90	93,704
MidAmerican Energy Holdings Co.
4.65%, 10/01/14[a]	110	117,201
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	12,000	12,082,766
Nisource Finance Corp.
5.40%, 07/15/14	180	190,908
NSTAR Electric Co.
4.88%, 04/15/14	80	83,686
Oncor Electric Delivery Co.
6.38%, 01/15/15	8,975	9,842,025
Pacific Gas & Electric Co.
4.80%, 03/01/14	22,730	23,658,461
PPL Energy Supply LLC
5.40%, 08/15/14	420	446,043
Progress Energy Carolinas
5.15%, 04/01/15	100	109,309
Progress Energy Inc.
6.05%, 03/15/14	14,409	15,206,444
Public Service Co. of Colorado Series 15
5.50%, 04/01/14	3,160	3,328,917
Public Service Electric & Gas Co.
2.70%, 05/01/15	5,000	5,221,301
5.00%, 08/15/14	60	63,853
Series G
0.85%, 08/15/14[a]	13,850	13,911,358
Scottish Power Ltd.
5.38%, 03/15/15[a]	10,150	10,821,722

Security	Principal (000s)	Value

Southern California Edison Co.
4.15%, 09/15/14	$3,345	$3,513,949
5.75%, 03/15/14	11,000	11,580,589
Series 04-F
4.65%, 04/01/15	120	129,541
Southern Co. (The)
4.15%, 05/15/14	4,000	4,170,584
TransAlta Corp.
4.75%, 01/15/15	2,500	2,642,066
Westar Energy Inc.
6.00%, 07/01/14	120	128,018
Wisconsin Electric Power Co.
6.00%, 04/01/14	2,492	2,635,844

		248,095,940
ELECTRONICS — 0.34%
Agilent Technologies Inc.
5.50%, 09/14/15	3,000	3,329,713
Amphenol Corp.
4.75%, 11/15/14	150	159,371
Avnet Inc.
5.88%, 03/15/14[a]	5,500	5,738,684
Honeywell International Inc.
3.88%, 02/15/14[a]	7,065	7,292,421
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	6,610	6,703,156
3.20%, 05/01/15	3,000	3,142,805
3.25%, 11/20/14	6,430	6,693,483

		33,059,633
ENVIRONMENTAL CONTROL — 0.13%
Waste Management Inc.
5.00%, 03/15/14	5,250	5,480,790
6.38%, 03/11/15	6,835	7,579,457

		13,060,247
FOOD — 1.20%
Campbell Soup Co.
3.38%, 08/15/14	6,670	6,943,382
ConAgra Foods Inc.
1.30%, 01/25/16	13,000	13,074,026
1.35%, 09/10/15[a]	5,000	5,023,623
5.88%, 04/15/14	7,110	7,500,362

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

General Mills Inc.
0.88%, 01/29/16	$5,100	$5,118,338
1.55%, 05/16/14	1,800	1,822,868
5.20%, 03/17/15	11,600	12,646,795
Kellogg Co.
1.13%, 05/15/15	8,705	8,778,247
Kraft Foods Group Inc.
1.63%, 06/04/15	17,450	17,775,607
Kroger Co. (The)
4.95%, 01/15/15	3,170	3,405,081
Nabisco Inc.
7.55%, 06/15/15	2,000	2,298,425
Safeway Inc.
5.63%, 08/15/14[a]	100	106,075
6.25%, 03/15/14	11,000	11,560,694
Sara Lee Corp.
2.75%, 09/15/15[a]	7,000	7,201,321
Sysco Corp.
0.55%, 06/12/15	1,700	1,698,477
Unilever Capital Corp.
0.45%, 07/30/15	5,000	4,991,136
3.65%, 02/15/14[a]	8,000	8,240,382

		118,184,839
FOREST PRODUCTS & PAPER — 0.03%
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	110	117,620
Georgia-Pacific LLC
7.70%, 06/15/15	1,670	1,910,640
International Paper Co.
5.30%, 04/01/15	490	527,059

		2,555,319
GAS — 0.18%
Atmos Energy Corp.
4.95%, 10/15/14	180	191,429
Consolidated Natural Gas Co. Series A
5.00%, 12/01/14	2,860	3,073,813
Sempra Energy
2.00%, 03/15/14[a]	13,685	13,862,535

		17,127,777

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 0.93%
Baxter International Inc.
4.00%, 03/01/14[a]	$190	$196,540
4.63%, 03/15/15[a]	5,150	5,553,682
Boston Scientific Corp.
4.50%, 01/15/15	12,710	13,461,159
5.45%, 06/15/14	10,000	10,562,453
CareFusion Corp.
5.13%, 08/01/14	9,175	9,713,489
Covidien International Finance SA
1.35%, 05/29/15	11,250	11,363,703
Hospira Inc.
5.90%, 06/15/14	1,730	1,836,090
Medtronic Inc.
3.00%, 03/15/15	14,205	14,852,244
4.50%, 03/15/14	5,760	5,992,658
St. Jude Medical Inc.
3.75%, 07/15/14[a]	11,540	12,028,835
Stryker Corp.
3.00%, 01/15/15[a]	1,500	1,563,651
Zimmer Holdings Inc.
1.40%, 11/30/14	4,480	4,523,096

		91,647,600
HEALTH CARE — SERVICES — 0.72%
Coventry Health Care Inc.
6.30%, 08/15/14[a]	1,930	2,073,225
Quest Diagnostics Inc.
5.45%, 11/01/15	6,000	6,609,829
UnitedHealth Group Inc.
0.85%, 10/15/15	26,850	26,972,598
WellPoint Inc.
1.25%, 09/10/15[a]	9,200	9,263,178
5.00%, 12/15/14	10,910	11,733,489
5.25%, 01/15/16	11,000	12,253,963
6.00%, 02/15/14	1,760	1,848,779

		70,755,061
HOLDING COMPANIES — DIVERSIFIED — 0.17%
Encana Holdings Finance Corp.
5.80%, 05/01/14	15,325	16,195,441

		16,195,441

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

HOME BUILDERS — 0.00%
MDC Holdings Inc.
5.38%, 12/15/14	$100	$106,750

		106,750
HOME FURNISHINGS — 0.09%
Whirlpool Corp.
8.60%, 05/01/14a	7,660	8,319,811

		8,319,811
HOUSEHOLD PRODUCTS & WARES — 0.13%
Clorox Co. (The)
5.00%, 01/15/15[a]	12,190	13,081,638

		13,081,638
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.
2.00%, 06/15/15	6,000	6,102,609

		6,102,609
INSURANCE — 2.20%
ACE INA Holdings Inc.
2.60%, 11/23/15	17,500	18,326,833
5.88%, 06/15/14[a]	200	213,270
Aegon NV
4.63%, 12/01/15[a]	665	725,672
Allstate Corp. (The)
5.00%, 08/15/14	13,224	14,043,209
6.20%, 05/16/14	270	287,956
American International Group Inc.
2.38%, 08/24/15	350	358,342
3.00%, 03/20/15[a]	5,000	5,198,098
4.25%, 09/15/14	21,340	22,415,250
5.05%, 10/01/15	10,534	11,572,672
Assurant Inc.
5.63%, 02/15/14	6,189	6,457,837
Axis Capital Holdings Ltd.
5.75%, 12/01/14	150	160,174
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15[a]	24,000	25,231,223
4.85%, 01/15/15	16,485	17,805,357
5.10%, 07/15/14[a]	130	138,363

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
0.80%, 02/11/16	$9,275	$9,302,015
CNA Financial Corp.
5.85%, 12/15/14	5,000	5,392,165
Everest Reinsurance Holdings Inc.
5.40%, 10/15/14	80	84,630
Genworth Financial Inc.
5.75%, 06/15/14[a]	6,700	7,041,700
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	1,000	1,114,930
MetLife Inc.
5.00%, 06/15/15[a]	6,520	7,132,908
5.50%, 06/15/14[a]	360	382,881
Principal Life Income Funding Trusts
5.10%, 04/15/14	2,130	2,235,944
Prudential Financial Inc.
4.75%, 04/01/14	1,915	1,998,674
6.20%, 01/15/15	50	54,698
Series B
5.10%, 09/20/14	13,125	13,974,318
Series D
3.88%, 01/14/15	17,216	18,148,722
4.75%, 09/17/15	14,000	15,299,371
XL Group PLC
5.25%, 09/15/14	10,120	10,704,044

		215,801,256
INTERNET — 0.33%
Amazon.com Inc.
0.65%, 11/27/15	12,000	11,985,688
eBay Inc.
0.70%, 07/15/15[a]	3,340	3,349,899
1.63%, 10/15/15	3,500	3,589,129
Google Inc.
1.25%, 05/19/14[a]	13,500	13,653,311

		32,578,027

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

LEISURE TIME — 0.10%
Carnival Corp.
1.20%, 02/05/16	$10,000	$10,000,021

		10,000,021
LODGING — 0.05%
Sheraton Holding Corp.
7.38%, 11/15/15	4,500	5,205,538

		5,205,538
MACHINERY — 0.22%
Caterpillar Inc.
0.95%, 06/26/15[a]	11,450	11,531,689
1.38%, 05/27/14[a]	8,840	8,944,855
Deere & Co.
6.95%, 04/25/14	1,200	1,290,026

		21,766,570
MANUFACTURING — 0.56%
Danaher Corp.
1.30%, 06/23/14[a]	7,440	7,518,260
General Electric Co.
0.85%, 10/09/15[a]	17,000	17,059,562
Illinois Tool Works Inc.
5.15%, 04/01/14	3,000	3,144,010
Ingersoll-Rand Global Holding Co. Ltd.
9.50%, 04/15/14	5,815	6,362,044
Ingersoll-Rand PLC
4.75%, 05/15/15	120	127,781
Pentair Finance SA
1.35%, 12/01/15[b]	5,550	5,566,491
Turlock Corp.
0.95%, 11/02/15[b]	10,800	10,802,950
Tyco Electronics Group SA
1.60%, 02/03/15	4,300	4,357,720

		54,938,818
MEDIA — 2.25%
Comcast Corp.
5.30%, 01/15/14	15,270	15,910,042
5.85%, 11/15/15	1,000	1,129,297
6.50%, 01/15/15	13,200	14,609,889

Security	Principal (000s)	Value

COX Communications Inc.
5.45%, 12/15/14	$11,139	$12,089,532
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.55%, 03/15/15[a]	14,600	15,275,687
4.75%, 10/01/14[a]	12,100	12,802,254
Discovery Communications LLC
3.70%, 06/01/15	11,490	12,198,521
NBCUniversal Media LLC
2.10%, 04/01/14	17,000	17,270,459
3.65%, 04/30/15	12,200	12,945,967
News America Inc.
5.30%, 12/15/14	8,530	9,219,231
Thomson Reuters Corp.
5.70%, 10/01/14	11,150	11,990,522
Time Warner Cable Inc.
7.50%, 04/01/14	13,900	14,903,359
8.25%, 02/14/14	11,000	11,780,170
Time Warner Inc.
3.15%, 07/15/15	11,000	11,594,447
Viacom Inc.
1.25%, 02/27/15	13,400	13,507,078
4.38%, 09/15/14[a]	7,450	7,866,668
Walt Disney Co. (The)
0.45%, 12/01/15	10,000	9,955,342
0.88%, 12/01/14[a]	15,500	15,602,758
Series B
6.20%, 06/20/14	140	150,551

		220,801,774
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
0.70%, 12/20/15[a]	8,890	8,899,957

		8,899,957
MINING — 1.48%
Barrick Gold Corp.
1.75%, 05/30/14	9,070	9,188,705
Barrick Gold Finance Co.
4.88%, 11/15/14	5,180	5,528,205
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15[a]	15,360	15,509,952

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

1.13%, 11/21/14	$27,010	$27,301,879
5.50%, 04/01/14	18,380	19,383,131
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15[a]	8,040	8,079,568
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	5,000	5,129,080
8.95%, 05/01/14	30,140	33,025,865
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	11,053	11,149,924
Vale Overseas Ltd.
6.25%, 01/11/16[a]	5,000	5,587,931
Xstrata Canada Corp.
5.38%, 06/01/15	5,000	5,421,861

		145,306,101
MULTI-NATIONAL — 8.76%
African Development Bank
3.00%, 05/27/14	10,000	10,333,691
Council of Europe Development Bank
1.50%, 01/15/15	15,000	15,308,400
European Bank for Reconstruction and Development
1.63%, 09/03/15	31,500	32,428,327
Series G
2.75%, 04/20/15	3,500	3,675,289
5.00%, 05/19/14[a]	10,000	10,564,073
European Investment Bank
0.63%, 04/15/16	10,200	10,223,505
0.88%, 12/15/14	29,000	29,281,854
1.00%, 07/15/15	15,000	15,203,241
1.13%, 08/15/14	52,500	53,100,332
1.13%, 04/15/15	55,000	55,869,940
1.25%, 02/14/14	20,700	20,893,775
1.38%, 10/20/15	25,000	25,600,248
1.50%, 05/15/14	82,500	83,694,781
1.63%, 09/01/15	27,000	27,790,970
2.25%, 03/15/16	25,000	26,284,833
2.38%, 03/14/14	25,500	26,044,815
2.75%, 03/23/15	21,750	22,799,314

Security	Principal (000s)	Value

2.88%, 01/15/15	$28,500	$29,823,856
3.00%, 04/08/14[a]	55,000	56,632,620
3.13%, 06/04/14	53,500	55,373,784
International Bank for Reconstruction and Development
1.13%, 08/25/14	72,500	73,351,868
2.38%, 05/26/15	73,500	76,758,086
International Finance Corp.
0.50%, 05/15/15	2,000	2,003,320
0.50%, 05/16/16	7,200	7,201,202
2.75%, 04/20/15	29,000	30,471,402
Series G
3.00%, 04/22/14	30,250	31,186,377
Nordic Investment Bank
0.50%, 04/14/16	15,000	15,002,361
2.50%, 07/15/15	2,500	2,623,494
2.63%, 10/06/14	11,000	11,408,471

		860,934,229
OFFICE & BUSINESS EQUIPMENT — 0.42%
Pitney Bowes Inc.
4.75%, 01/15/16	4,000	4,196,777
4.88%, 08/15/14[a]	9,140	9,583,244
5.00%, 03/15/15	2,430	2,542,885
Xerox Corp.
4.25%, 02/15/15[a]	13,880	14,573,207
8.25%, 05/15/14[a]	9,930	10,759,578

		41,655,691
OIL & GAS — 3.60%
Anadarko Petroleum Corp.
5.75%, 06/15/14	3,000	3,180,225
7.63%, 03/15/14	7,670	8,198,470
Apache Finance Canada Corp.
4.38%, 05/15/15	150	161,548
BP Capital Markets PLC
0.70%, 11/06/15	4,000	3,994,274
1.70%, 12/05/14[a]	6,000	6,116,070
3.13%, 10/01/15	16,850	17,830,039
3.63%, 05/08/14	22,350	23,195,452
3.88%, 03/10/15[a]	30,000	31,884,309

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Canadian Natural Resources Ltd.
1.45%, 11/14/14[a]	$8,800	$8,882,467
4.90%, 12/01/14	1,140	1,219,107
Cenovus Energy Inc.
4.50%, 09/15/14	13,000	13,714,832
ConocoPhillips
4.60%, 01/15/15	18,603	19,981,110
4.75%, 02/01/14	5,067	5,261,587
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	1,500	1,635,745
5.15%, 09/01/14	110	117,387
EOG Resources Inc.
2.95%, 06/01/15	4,000	4,189,162
Hess Corp.
7.00%, 02/15/14	5,947	6,294,654
Husky Energy Inc.
5.90%, 06/15/14	13,730	14,617,816
Marathon Oil Corp.
0.90%, 11/01/15[a]	8,900	8,901,388
Noble Corp.
5.88%, 06/01/13	4,000	4,043,068
PC Financial Partnership
5.00%, 11/15/14	170	181,636
Phillips 66
1.95%, 03/05/15[a]	11,000	11,242,100
Shell International Finance BV
0.63%, 12/04/15[a]	12,000	12,023,283
3.10%, 06/28/15	29,850	31,595,944
3.25%, 09/22/15[a]	4,000	4,261,959
4.00%, 03/21/14	28,020	29,052,923
Statoil ASA
2.90%, 10/15/14	17,800	18,476,341
3.88%, 04/15/14[a]	5,125	5,312,772
Talisman Energy Inc.
5.13%, 05/15/15	150	161,261
Total Capital
3.00%, 06/24/15[a]	15,960	16,795,705
3.13%, 10/02/15[a]	17,000	18,025,798
Total Capital International SA
0.75%, 01/25/16[a]	4,035	4,041,951

Security	Principal (000s)	Value

Transocean Inc.
4.95%, 11/15/15[a]	$14,875	$16,150,165
Valero Energy Corp.
4.50%, 02/01/15	3,055	3,263,865

		354,004,413
OIL & GAS SERVICES — 0.04%
Cameron International Corp.
1.60%, 04/30/15 (Call 01/30/15)	3,750	3,782,284

		3,782,284
PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
5.65%, 08/01/14	1,040	1,108,703

		1,108,703
PHARMACEUTICALS — 3.52%
AbbVie Inc.
1.20%, 11/06/15[b]	41,000	41,320,575
AmerisourceBergen Corp.
5.88%, 09/15/15	1,000	1,120,727
AstraZeneca PLC
5.40%, 06/01/14	12,829	13,603,915
Cardinal Health Inc.
4.00%, 06/15/15	7,890	8,434,615
Eli Lilly and Co.
4.20%, 03/06/14	14,157	14,686,954
Express Scripts Holding Co.
2.10%, 02/12/15	12,250	12,522,565
2.75%, 11/21/14	13,210	13,627,994
6.25%, 06/15/14	13,473	14,395,466
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	13,750	14,354,338
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	17,500	17,570,606
Johnson & Johnson
1.20%, 05/15/14	14,360	14,512,958
McKesson Corp.
0.95%, 12/04/15[a]	2,500	2,509,250
6.50%, 02/15/14	4,720	4,982,867
Mead Johnson Nutrition Co.
3.50%, 11/01/14	50	52,222

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Merck & Co. Inc.
2.25%, 01/15/16	$12,000	$12,545,479
4.00%, 06/30/15	18,180	19,632,980
4.75%, 03/01/15[a]	2,840	3,077,286
Novartis Capital Corp.
2.90%, 04/24/15[a]	24,670	25,898,147
4.13%, 02/10/14	20,580	21,287,072
Pfizer Inc.
4.50%, 02/15/14[a]	3,280	3,409,284
5.35%, 03/15/15	32,710	35,787,917
Sanofi
1.20%, 09/30/14	11,250	11,371,320
1.63%, 03/28/14	11,090	11,218,309
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	10,000	10,501,652
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14[a]	8,050	8,139,273
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	6,042	6,390,881
Zoetis Inc.
1.15%, 02/01/16[b]	3,000	3,013,772

		345,968,424
PIPELINES — 1.21%
Buckeye Partners LP
5.30%, 10/15/14	80	84,794
DCP Midstream Operating LP
3.25%, 10/01/15	1,395	1,445,320
El Paso Pipeline Partners Operating Co. LLC
4.10%, 11/15/15	2,000	2,151,477
Enbridge Inc.
4.90%, 03/01/15	1,630	1,755,432
5.80%, 06/15/14	12,260	13,053,492
Energy Transfer Partners LP
5.95%, 02/01/15	4,120	4,489,337
8.50%, 04/15/14	5,792	6,265,603
Enterprise Products Operating LLC
1.25%, 08/13/15	6,048	6,107,413
3.70%, 06/01/15	2,000	2,124,713

Security	Principal (000s)	Value

Series G
5.60%, 10/15/14	$10,000	$10,798,431
Series I
5.00%, 03/01/15[a]	1,000	1,081,211
Kinder Morgan Energy Partners LP
5.13%, 11/15/14[a]	8,700	9,329,250
5.63%, 02/15/15	3,365	3,669,476
Magellan Midstream Partners LP
6.45%, 06/01/14	100	106,954
Plains All American Pipeline LP
3.95%, 09/15/15	6,475	6,970,614
Spectra Energy Capital LLC
5.67%, 08/15/14	8,520	9,094,004
TransCanada PipeLines Ltd.
0.75%, 01/15/16	16,625	16,587,369
0.88%, 03/02/15[a]	12,070	12,098,979
4.88%, 01/15/15	110	118,432
Williams Partners LP
3.80%, 02/15/15	11,330	11,944,157

		119,276,458
REAL ESTATE — 0.00%
ProLogis LP
7.63%, 08/15/14	100	109,182

		109,182
REAL ESTATE INVESTMENT TRUSTS — 0.59%
American Tower Corp.
4.63%, 04/01/15	130	138,855
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	120	128,298
Boston Properties LP
5.63%, 04/15/15[a]	7,540	8,272,122
Digital Realty Trust LP
4.50%, 07/15/15	2,000	2,142,217
Duke Realty LP
5.40%, 08/15/14	80	84,786
7.38%, 02/15/15	50	55,702
ERP Operating LP
5.25%, 09/15/14	3,170	3,373,224
6.58%, 04/13/15	5,000	5,578,815

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

HCP Inc.
5.65%, 12/15/13	$2,085	$2,165,089
Health Care REIT Inc.
5.88%, 05/15/15	110	120,414
Healthcare Realty Trust Inc.
5.13%, 04/01/14	130	133,990
Hospitality Properties Trust
5.13%, 02/15/15 (Call 08/15/14)	150	156,603
7.88%, 08/15/14 (Call 02/15/14)	5,100	5,385,144
Liberty Property LP
5.13%, 03/02/15	440	472,766
Simon Property Group LP
4.20%, 02/01/15 (Call 11/01/14)	10,230	10,815,353
5.10%, 06/15/15	9,000	9,877,193
5.75%, 12/01/15 (Call 09/02/15)	2,000	2,240,076
6.75%, 05/15/14 (Call 02/15/14)	3,000	3,172,866
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	3,600	3,779,097

		58,092,610
RETAIL — 1.41%
AutoZone Inc.
5.50%, 11/15/15	1,000	1,117,127
5.75%, 01/15/15	3,275	3,566,370
Costco Wholesale Corp.
0.65%, 12/07/15	13,000	13,037,780
CVS Caremark Corp.
3.25%, 05/18/15	1,800	1,893,556
4.88%, 09/15/14	7,220	7,687,009
Macy’s Retail Holdings Inc.
5.75%, 07/15/14[a]	7,000	7,457,505
7.88%, 07/15/15[a]	5,000	5,779,490
McDonald’s Corp.
0.75%, 05/29/15	3,950	3,972,931
Nordstrom Inc.
6.75%, 06/01/14	6,320	6,799,585

Security	Principal (000s)	Value

Target Corp.
1.13%, 07/18/14	$6,180	$6,244,701
Wal-Mart Stores Inc.
1.50%, 10/25/15[a]	8,000	8,200,933
1.63%, 04/15/14[a]	18,980	19,258,511
2.25%, 07/08/15[a]	8,150	8,484,336
2.88%, 04/01/15[a]	7,000	7,337,545
3.20%, 05/15/14	15,500	16,035,886
4.50%, 07/01/15	10,390	11,341,653
Walgreen Co.
1.00%, 03/13/15	10,650	10,676,981

		138,891,899
SAVINGS & LOANS — 0.06%
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	6,000	6,130,746

		6,130,746
SEMICONDUCTORS — 0.30%
Analog Devices Inc.
5.00%, 07/01/14	3,000	3,166,991
Texas Instruments Inc.
0.45%, 08/03/15[a]	10,000	9,953,447
1.38%, 05/15/14	15,980	16,178,019

		29,298,457
SOFTWARE — 0.95%
Adobe Systems Inc.
3.25%, 02/01/15	3,220	3,363,832
CA Inc.
6.13%, 12/01/14[b]	270	292,737
Microsoft Corp.
1.63%, 09/25/15	17,000	17,498,578
2.95%, 06/01/14	27,420	28,320,936
Oracle Corp.
3.75%, 07/08/14	22,722	23,740,248
5.25%, 01/15/16	18,000	20,269,832

		93,486,163
TELECOMMUNICATIONS — 4.82%
America Movil SAB de CV
3.63%, 03/30/15	21,000	22,087,653
5.50%, 03/01/14	6,230	6,508,007

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.75%, 01/15/15[a]	$170	$184,607
AT&T Inc.
0.80%, 12/01/15	8,000	7,990,441
0.88%, 02/13/15	8,240	8,260,855
0.90%, 02/12/16	11,000	11,019,208
2.50%, 08/15/15	32,739	34,053,795
5.10%, 09/15/14	41,480	44,338,886
British Telecommunications PLC
2.00%, 06/22/15	8,750	8,951,234
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	40,925	42,698,901
CenturyLink Inc. Series M
5.00%, 02/15/15	660	693,990
Cisco Systems Inc.
1.63%, 03/14/14	31,970	32,376,520
Deutsche Telekom International Finance BV
4.88%, 07/08/14	9,853	10,392,880
France Telecom SA
2.13%, 09/16/15	5,097	5,241,897
4.38%, 07/08/14[a]	19,100	19,991,836
Qwest Corp.
7.50%, 10/01/14	12,000	13,093,599
Rogers Communications Inc.
5.50%, 03/15/14	17,212	18,057,533
6.75%, 03/15/15	2,000	2,229,183
7.50%, 03/15/15	300	338,578
Rogers Wireless Inc.
6.38%, 03/01/14[a]	7,000	7,391,982
Telecom Italia Capital SA
4.95%, 09/30/14[a]	21,490	22,457,048
5.25%, 10/01/15[a]	13,045	13,632,024
6.18%, 06/18/14	13,140	13,698,450
Telefonica Emisiones SAU
3.73%, 04/27/15	5,525	5,663,125
4.95%, 01/15/15[a]	19,377	20,152,080
Telefonos de Mexico SAB de CV
5.50%, 01/27/15[a]	230	248,269

Security	Principal (000s)	Value

Verizon Communications Inc.
0.70%, 11/02/15[a]	$7,000	$6,999,255
1.25%, 11/03/14	12,000	12,140,816
1.95%, 03/28/14[a]	22,970	23,328,102
Vodafone Group PLC
0.90%, 02/19/16	25,000	24,978,192
4.15%, 06/10/14	20,910	21,817,353
5.00%, 09/15/15	9,128	10,091,061
5.38%, 01/30/15	2,280	2,480,264

		473,587,624
TRANSPORTATION — 0.65%
Burlington Northern Santa Fe Corp.
4.88%, 01/15/15	90	96,819
7.00%, 02/01/14	13,016	13,770,809
CSX Corp.
6.25%, 04/01/15[a]	10,200	11,326,027
FedEx Corp.
7.38%, 01/15/14	6,370	6,738,441
Norfolk Southern Corp.
5.26%, 09/17/14	1,305	1,398,831
Ryder System Inc.
3.15%, 03/02/15	160	164,743
5.85%, 03/01/14	9,130	9,579,469
Union Pacific Corp.
4.88%, 01/15/15	2,390	2,571,087
5.13%, 02/15/14	2,705	2,822,934
United Parcel Service Inc.
3.88%, 04/01/14	14,440	14,974,803

		63,443,963
TRUCKING & LEASING — 0.01%
GATX Corp.
8.75%, 05/15/14	1,000	1,092,052

		1,092,052

TOTAL CORPORATE BONDS & NOTES (Cost: $8,470,052,134)		8,563,798,274

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATION[e] — 6.98%

BRAZIL — 0.44%
Petrobras International Finance Co.
2.88%, 02/06/15	$17,700	$18,088,470
3.88%, 01/27/16	17,400	18,175,759
7.75%, 09/15/14[a]	6,000	6,589,800

		42,854,029
CANADA — 3.15%
British Columbia (Province of)
2.85%, 06/15/15[a]	19,500	20,614,712
Export Development Canada
0.50%, 09/15/15[a]	25,000	25,075,467
1.25%, 10/27/15[a]	10,000	10,233,685
1.50%, 05/15/14[a]	20,000	20,299,304
2.25%, 05/28/15	2,500	2,606,346
Manitoba (Province of)
1.38%, 04/28/14	5,540	5,608,726
2.63%, 07/15/15[a]	10,250	10,788,925
Nova Scotia (Province of)
2.38%, 07/21/15[a]	8,000	8,358,396
Ontario (Province of)
0.95%, 05/26/15	37,750	38,137,681
1.88%, 09/15/15[a]	18,000	18,612,347
2.70%, 06/16/15	33,000	34,644,743
2.95%, 02/05/15	36,000	37,720,084
4.10%, 06/16/14	51,530	54,007,078
4.50%, 02/03/15	420	452,490
Quebec (Province of)
4.60%, 05/26/15[a]	10,890	11,891,638
4.88%, 05/05/14	10,390	10,945,089

		309,996,711
JAPAN — 0.17%
Japan Finance Corp.
1.88%, 09/24/15[a]	5,000	5,168,895
2.88%, 02/02/15[a]	10,660	11,154,194
Japan Finance Organization for Municipalities
4.63%, 04/21/15[a]	500	543,602

		16,866,691

Security	Principal (000s)	Value

MEXICO — 0.23%
Petroleos Mexicanos
4.88%, 03/15/15[a]	$21,310	$22,801,702

		22,801,702
SOUTH KOREA — 0.60%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	7,417	7,437,963
3.75%, 10/20/16[a]	2,600	2,821,237
4.13%, 09/09/15[a]	24,334	26,151,268
5.13%, 03/16/15	180	194,039
5.88%, 01/14/15	9,490	10,336,435
Korea Development Bank (The)
1.00%, 01/22/16[a]	7,960	7,927,472
4.38%, 08/10/15	4,000	4,310,296

		59,178,710
SUPRANATIONAL — 2.39%
Asian Development Bank
0.88%, 06/10/14	59,950	60,412,496
2.63%, 02/09/15	44,000	45,917,106
2.75%, 05/21/14	25,000	25,754,173
Inter-American Development Bank
0.50%, 08/17/15	23,500	23,574,817
2.25%, 07/15/15	25,500	26,622,110
3.00%, 04/22/14	39,900	41,124,906
4.25%, 09/14/15[a]	10,000	10,962,063

		234,367,671

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $682,039,315)		686,065,514

FOREIGN GOVERNMENT OBLIGATION[e] — 2.95%

BRAZIL — 0.30%
Brazil (Federative Republic of)
7.88%, 03/07/15[a]	12,800	14,560,001
10.50%, 07/14/14[a]	13,000	14,787,501

		29,347,502
CANADA — 0.36%
Canada (Government of)
2.38%, 09/10/14[a]	33,930	35,031,490

		35,031,490

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

COLOMBIA — 0.17%
Colombia (Republic of)
8.25%, 12/22/14[a]	$15,000	$17,025,000

		17,025,000
ISRAEL — 0.03%
Israel (State of)
5.13%, 03/01/14	3,150	3,282,300

		3,282,300
ITALY — 0.93%
Italy (Republic of)
3.13%, 01/26/15	35,670	36,462,723
4.50%, 01/21/15[a]	32,595	34,107,643
4.75%, 01/25/16[a]	13,000	13,704,228
5.25%, 09/20/16[a]	4,750	5,115,341
5.38%, 06/12/17[a]	2,000	2,172,134

		91,562,069
MEXICO — 0.34%
United Mexican States
5.88%, 02/17/14[a]	23,380	24,572,380
6.63%, 03/03/15[a]	7,440	8,269,560

		32,841,940
PANAMA — 0.17%
Panama (Republic of)
7.25%, 03/15/15	15,000	16,755,000

		16,755,000
POLAND — 0.21%
Poland (Republic of)
3.88%, 07/16/15	19,500	20,751,898

		20,751,898
SOUTH AFRICA — 0.11%
South Africa (Republic of)
6.50%, 06/02/14[a]	10,330	10,977,690

		10,977,690
SOUTH KOREA — 0.33%
Korea (Republic of)
4.88%, 09/22/14	25,310	26,906,417
5.75%, 04/16/14	5,000	5,276,934

		32,183,351

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $285,772,956)		289,758,240

Security	Principal (000s) or Shares	Value

MUNICIPAL DEBT OBLIGATIONS — 0.34%

CALIFORNIA — 0.16%
State of California GO
5.10%, 08/01/14	$1,555	$1,605,491
5.25%, 04/01/14	2,180	2,276,160
5.45%, 04/01/15	10,900	11,953,703

		15,835,354
ILLINOIS — 0.17%
State of Illinois GO
4.07%, 01/01/14	2,500	2,557,475
4.42%, 01/01/15	13,000	13,703,950

		16,261,425
PUERTO RICO — 0.01%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
3.67%, 05/01/14	1,500	1,490,895

		1,490,895

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $33,134,832)		33,587,674

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.15%

U.S. GOVERNMENT OBLIGATIONS — 0.15%
U.S. Treasury Notes
0.25%, 12/15/15	15,000	14,967,599

		14,967,599

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $14,960,683)		14,967,599

SHORT-TERM INVESTMENTS — 4.86%

MONEY MARKET FUNDS — 4.86%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.21%[d,f,g]	407,526,359	407,526,359
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,f,g]	39,700,005	39,700,005

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,f]	30,484,760	$30,484,760

		477,711,124

TOTAL SHORT-TERM INVESTMENTS
(Cost: $477,711,124)		477,711,124

TOTAL INVESTMENTS IN SECURITIES — 102.41%
(Cost: $9,963,671,044)		10,065,888,425
Other Assets, Less Liabilities — (2.41)%		(236,541,943)

NET ASSETS — 100.00%		$9,829,346,482

GO  —  General Obligation

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 89.03%

ADVERTISING — 0.26%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,483,237
4.00%, 03/15/22	595	600,008
Omnicom Group Inc.
3.63%, 05/01/22	2,092	2,130,681
4.45%, 08/15/20	1,015	1,115,611
5.90%, 04/15/16	1,973	2,233,569
6.25%, 07/15/19	1,000	1,212,848
WPP Finance 2010
3.63%, 09/07/22	2,500	2,461,693
WPP Finance UK
5.88%, 06/15/14	240	254,481
8.00%, 09/15/14	2,000	2,194,624

		13,686,752
AEROSPACE & DEFENSE — 0.94%
Boeing Co. (The)
3.50%, 02/15/15	240	253,079
4.88%, 02/15/20	1,247	1,470,859
6.00%, 03/15/19	2,550	3,143,349
8.75%, 08/15/21	420	607,045
Embraer Overseas Ltd.
6.38%, 01/24/17[a]	170	192,950
6.38%, 01/15/20[a]	1,750	2,042,250
Exelis Inc.
4.25%, 10/01/16	150	159,738
5.55%, 10/01/21	700	745,236
General Dynamics Corp.
2.25%, 07/15/16	1,650	1,726,632
2.25%, 11/15/22 (Call 08/15/22)	1,000	958,593
3.88%, 07/15/21 (Call 04/15/21)[a]	500	549,927
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	2,250	2,431,759
6.13%, 03/01/19	250	311,189

Security	Principal (000s)	Value
L-3 Communications Corp.
3.95%, 11/15/16	$900	$972,412
4.75%, 07/15/20	2,036	2,234,920
4.95%, 02/15/21 (Call 11/15/20)	1,100	1,226,711
5.20%, 10/15/19	1,210	1,384,163
Lockheed Martin Corp.
2.13%, 09/15/16	2,150	2,230,092
3.35%, 09/15/21	1,146	1,203,488
4.25%, 11/15/19	1,322	1,487,186
Northrop Grumman Corp.
1.85%, 11/15/15	700	715,659
3.50%, 03/15/21	1,500	1,587,465
3.70%, 08/01/14	1,000	1,042,299
Raytheon Co.
2.50%, 12/15/22	3,000	2,933,794
4.40%, 02/15/20	1,100	1,248,559
6.40%, 12/15/18	760	944,126
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	450	472,972
5.25%, 07/15/19	350	414,216
United Technologies Corp.
1.20%, 06/01/15	1,000	1,015,876
1.80%, 06/01/17	4,311	4,435,430
3.10%, 06/01/22	746	777,193
4.50%, 04/15/20	2,665	3,069,159
4.88%, 05/01/15	1,900	2,077,185
5.38%, 12/15/17	112	133,105
6.13%, 02/01/19	2,742	3,430,448
8.75%, 03/01/21	100	140,728

		49,769,792
AGRICULTURE — 0.95%
Altria Group Inc.
2.85%, 08/09/22	2,850	2,792,394
4.13%, 09/11/15	1,071	1,155,898
4.75%, 05/05/21	5,000	5,603,801
9.25%, 08/06/19	901	1,253,494
9.70%, 11/10/18	3,909	5,430,322
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	2,045	2,314,858

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
5.45%, 03/15/18	$750	$895,151
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,140	1,219,996
5.35%, 04/15/14	2,505	2,625,000
8.50%, 06/15/19	940	1,217,166
Bunge NA Finance LP
5.90%, 04/01/17	150	170,159
Lorillard Tobacco Co.
3.50%, 08/04/16	385	407,301
6.88%, 05/01/20[a]	2,327	2,830,987
8.13%, 06/23/19[a]	847	1,083,460
Philip Morris International Inc.
1.13%, 08/21/17	2,000	1,992,376
1.63%, 03/20/17[a]	3,500	3,565,248
2.50%, 05/16/16	2,740	2,884,569
2.90%, 11/15/21	205	208,341
4.13%, 05/17/21[a]	1,000	1,112,972
4.50%, 03/26/20	1,796	2,060,183
5.65%, 05/16/18	3,742	4,506,145
Reynolds American Inc.
3.25%, 11/01/22	1,100	1,090,186
6.75%, 06/15/17	1,322	1,593,756
7.63%, 06/01/16	1,396	1,666,196
UST LLC
5.75%, 03/01/18	500	583,536

		50,263,495
AIRLINES — 0.27%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	361	385,934
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23[a]	2,021	2,122,347
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
4.75%, 07/12/22[a]	369	402,973
5.98%, 10/19/23[a]	1,118	1,262,213

Security	Principal (000s)	Value
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18	$208	$239,180
Delta Air Lines Inc. 2010-1A Pass Through Trust Class A
6.20%, 01/02/20[a]	1,609	1,820,310
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 05/07/21	1,500	1,623,750
Northwest Airlines Inc. 2007-1A Pass Through Trust Series 07-1
7.03%, 05/01/21[a]	25	27,626
Southwest Airlines Co.
5.13%, 03/01/17[a]	200	221,048
5.25%, 10/01/14	70	74,155
5.75%, 12/15/16	2,000	2,260,578
United Airlines Inc. 2009-1 Pass Through Trust
10.40%, 05/01/18	1,907	2,202,921
United Airlines Inc. 2009-2A Pass Through Trust
9.75%, 07/15/18[a]	1,485	1,713,250

		14,356,285
APPAREL — 0.03%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	780	826,854
5.95%, 11/01/17	725	860,761

		1,687,615
AUTO MANUFACTURERS — 0.03%
Ford Motor Co.
6.50%, 08/01/18[a]	1,500	1,756,307

		1,756,307
AUTO PARTS & EQUIPMENT — 0.15%
BorgWarner Inc.
4.63%, 09/15/20	600	651,066

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
Johnson Controls Inc.
1.75%, 03/01/14	$100	$101,151
2.60%, 12/01/16	1,000	1,043,684
3.75%, 12/01/21 (Call 09/01/21)	2,000	2,121,281
4.25%, 03/01/21	1,250	1,366,122
5.00%, 03/30/20	150	170,147
5.50%, 01/15/16[a]	2,040	2,283,832

		7,737,283
BANKS — 21.98%
Abbey National Treasury Services PLC
2.88%, 04/25/14	2,200	2,231,206
4.00%, 04/27/16	1,257	1,333,488
AgriBank FCB Series AI
9.13%, 07/15/19	1,000	1,321,893
American Express Bank FSB
6.00%, 09/13/17	810	967,092
American Express Centurion Bank
6.00%, 09/13/17	1,250	1,492,426
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	700	768,571
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17	1,000	1,020,945
Banco Credito e Inversiones
3.00%, 09/13/17[b]	1,000	1,002,480
Banco do Brasil SA
3.88%, 01/23/17[a]	2,000	2,100,000
3.88%, 10/10/22	2,000	1,968,000
Bancolombia SA
4.25%, 01/12/16[a]	500	523,750
5.13%, 09/11/22[a]	1,595	1,616,931
5.95%, 06/03/21[a]	2,000	2,272,500
Bank of America Corp.
1.50%, 10/09/15	1,500	1,504,049
2.00%, 01/11/18	5,000	4,992,394
3.30%, 01/11/23	1,000	998,429
3.63%, 03/17/16	1,930	2,048,640
3.70%, 09/01/15	1,670	1,762,182

Security	Principal (000s)	Value
3.88%, 03/22/17	$3,161	$3,407,194
4.50%, 04/01/15	5,700	6,062,230
5.00%, 05/13/21	4,890	5,524,539
5.25%, 12/01/15	450	483,368
5.38%, 06/15/14	300	316,387
5.42%, 03/15/17	2,250	2,509,794
5.49%, 03/15/19	2,600	2,970,118
5.63%, 10/14/16	1,090	1,233,394
5.63%, 07/01/20	5,080	5,937,718
5.65%, 05/01/18	6,745	7,802,986
5.70%, 01/24/22	3,840	4,549,165
5.75%, 08/15/16	1,080	1,197,389
5.75%, 12/01/17	5,950	6,882,144
5.88%, 01/05/21	2,195	2,592,961
6.50%, 08/01/16	8,150	9,413,694
7.38%, 05/15/14	5,030	5,410,401
7.63%, 06/01/19	3,950	5,047,871
7.75%, 08/15/15	1,380	1,553,461
7.80%, 09/15/16	350	410,503
Series 1
3.75%, 07/12/16	5,950	6,367,268
Bank of America N.A.
5.30%, 03/15/17	2,500	2,802,773
6.10%, 06/15/17	3,850	4,452,148
Bank of Montreal
0.80%, 11/06/15	2,500	2,497,087
1.75%, 04/29/14	2,450	2,484,719
2.50%, 01/11/17	1,945	2,032,391
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	3,500	3,498,759
1.20%, 02/20/15 (Call 01/20/15)	125	126,372
1.50%, 01/31/14	490	495,160
1.97%, 06/20/17[c]	500	516,014
2.30%, 07/28/16	2,560	2,680,037
2.95%, 06/18/15[a]	1,000	1,052,495
3.10%, 01/15/15[a]	500	523,335
3.55%, 09/23/21 (Call 08/23/21)	3,855	4,150,755

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
4.15%, 02/01/21	$1,250	$1,398,383
4.30%, 05/15/14	3,210	3,356,648
4.60%, 01/15/20[a]	925	1,057,070
4.75%, 12/15/14	100	106,827
5.45%, 04/01/16	170	192,635
5.45%, 05/15/19	1,500	1,785,808
5.50%, 12/01/17	90	105,528
Series G
4.95%, 03/15/15	140	151,003
Bank of Nova Scotia
0.75%, 10/09/15	2,000	1,995,163
1.85%, 01/12/15	2,600	2,657,995
2.38%, 12/17/13[a]	1,310	1,331,239
2.55%, 01/12/17	1,629	1,708,449
2.90%, 03/29/16	1,964	2,073,756
3.40%, 01/22/15	3,310	3,478,022
4.38%, 01/13/21	2,634	2,993,012
Bank One Corp.
4.90%, 04/30/15	120	129,604
Barclays Bank PLC
2.75%, 02/23/15	1,000	1,035,304
3.90%, 04/07/15	1,080	1,145,057
5.00%, 09/22/16	2,663	2,999,576
5.13%, 01/08/20	5,370	6,158,380
5.14%, 10/14/20	251	264,755
5.20%, 07/10/14	5,170	5,477,093
6.75%, 05/22/19	2,494	3,097,701
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,464	1,479,307
2.05%, 04/28/14 (Call 03/28/14)	1,420	1,443,351
2.15%, 03/22/17 (Call 02/22/17)	1,815	1,874,380
3.20%, 03/15/16 (Call 02/16/16)	745	793,789
4.90%, 06/30/17[a]	200	225,244
5.20%, 12/23/15	1,989	2,208,591
5.25%, 11/01/19	2,600	3,018,656
5.70%, 04/30/14	2,200	2,331,409

Security	Principal (000s)	Value
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	$4,940	$4,939,030
BNP Paribas SA
2.38%, 09/14/17	4,900	5,000,079
3.25%, 03/11/15	3,870	4,024,967
3.60%, 02/23/16	1,564	1,664,957
5.00%, 01/15/21	5,380	6,113,752
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,350	1,350,205
2.35%, 12/11/15	2,147	2,232,563
Capital One Financial Corp.
2.13%, 07/15/14	2,380	2,419,859
2.15%, 03/23/15	500	510,731
3.15%, 07/15/16	1,638	1,746,049
4.75%, 07/15/21	1,750	1,987,889
5.50%, 06/01/15	240	262,590
6.15%, 09/01/16	1,703	1,956,327
6.75%, 09/15/17	1,983	2,406,757
7.38%, 05/23/14	2,030	2,191,560
China Development Bank Corp.
4.75%, 10/08/14	190	201,318
5.00%, 10/15/15[a]	1,500	1,648,979
Citigroup Inc.
2.25%, 08/07/15	2,250	2,301,354
3.95%, 06/15/16	4,932	5,302,294
4.45%, 01/10/17	1,862	2,055,874
4.50%, 01/14/22	3,185	3,539,201
4.59%, 12/15/15	550	596,288
4.70%, 05/29/15	220	236,012
4.75%, 05/19/15	4,670	5,010,834
5.00%, 09/15/14	6,910	7,271,745
5.13%, 05/05/14	700	733,766
5.30%, 01/07/16	2,200	2,435,605
5.38%, 08/09/20	1,738	2,044,471
5.50%, 10/15/14	2,000	2,132,905
5.50%, 02/15/17	2,380	2,675,682
5.85%, 08/02/16[a]	1,041	1,187,640
6.00%, 08/15/17	6,620	7,757,906
6.01%, 01/15/15	4,390	4,767,418
6.13%, 11/21/17	5,750	6,826,980

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
6.13%, 05/15/18	$6,400	$7,645,325
6.38%, 08/12/14	6,520	7,008,090
8.50%, 05/22/19	6,200	8,309,422
City National Corp.
5.25%, 09/15/20[a]	500	554,441
Comerica Bank
5.20%, 08/22/17	3,050	3,479,427
5.75%, 11/21/16	110	126,000
Series AI
5.70%, 06/01/14	100	105,830
Comerica Inc.
4.80%, 05/01/15	100	107,243
Commonwealth Bank of Australia
1.95%, 03/16/15	2,600	2,660,747
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	3,500	3,576,390
Compass Bank
6.40%, 10/01/17	100	106,708
Credit Suisse New York
3.50%, 03/23/15	2,500	2,638,019
4.38%, 08/05/20	2,120	2,389,670
5.30%, 08/13/19	2,458	2,897,199
5.40%, 01/14/20	2,240	2,485,012
5.50%, 05/01/14	2,350	2,478,146
6.00%, 02/15/18	2,792	3,240,133
Deutsche Bank AG London
3.25%, 01/11/16	2,598	2,754,888
3.45%, 03/30/15	4,520	4,752,801
3.88%, 08/18/14	2,690	2,808,367
6.00%, 09/01/17	4,720	5,617,615
Deutsche Bank Financial LLC
5.38%, 03/02/15	310	327,779
Discover Bank
7.00%, 04/15/20	1,000	1,239,650
Fifth Third Bancorp
3.63%, 01/25/16	4,265	4,565,207
4.50%, 06/01/18	880	965,932
5.45%, 01/15/17	1,300	1,455,826
Fifth Third Bank
4.75%, 02/01/15	120	128,298

Security	Principal (000s)	Value
First Horizon National Corp.
5.38%, 12/15/15	$3,200	$3,487,428
First Tennessee Bank N.A.
5.65%, 04/01/16	170	183,429
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	4,500	4,692,689
3.63%, 02/07/16	4,593	4,892,513
3.63%, 01/22/23[a]	7,000	7,067,487
3.70%, 08/01/15	3,000	3,163,814
5.00%, 10/01/14	4,222	4,473,250
5.13%, 01/15/15	6,150	6,590,258
5.15%, 01/15/14[a]	2,590	2,688,537
5.25%, 07/27/21	4,600	5,232,462
5.35%, 01/15/16	2,253	2,499,285
5.38%, 03/15/20	4,130	4,723,265
5.50%, 11/15/14	460	493,740
5.63%, 01/15/17	4,890	5,507,735
5.75%, 10/01/16	4,420	5,047,987
5.75%, 01/24/22	6,650	7,819,404
5.95%, 01/18/18	5,540	6,481,487
6.00%, 05/01/14	1,780	1,885,223
6.00%, 06/15/20	4,000	4,769,089
6.15%, 04/01/18	6,306	7,463,370
6.25%, 09/01/17	5,280	6,215,509
7.50%, 02/15/19	4,930	6,222,850
HSBC Bank (USA) N.A.
4.63%, 04/01/14	2,730	2,816,993
4.88%, 08/24/20	4,100	4,571,391
HSBC Holdings PLC
4.00%, 03/30/22	3,723	3,999,018
5.10%, 04/05/21	4,470	5,178,857
HSBC USA Inc.
1.63%, 01/16/18[a]	1,500	1,505,047
2.38%, 02/13/15	3,005	3,092,015
Intesa Sanpaolo SpA
3.13%, 01/15/16	2,500	2,464,462
3.88%, 01/16/18	2,500	2,453,319
J.P. Morgan Chase & Co.
1.88%, 03/20/15	5,650	5,756,681
2.00%, 08/15/17	4,750	4,841,089
2.05%, 01/24/14	640	649,309

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
2.60%, 01/15/16	$2,400	$2,504,975
3.15%, 07/05/16	5,250	5,575,705
3.20%, 01/25/23	5,000	5,013,202
3.25%, 09/23/22	2,000	2,021,576
3.45%, 03/01/16	7,006	7,469,161
3.70%, 01/20/15	5,420	5,709,009
4.25%, 10/15/20	4,660	5,124,639
4.35%, 08/15/21	5,230	5,758,518
4.40%, 07/22/20	7,750	8,606,187
4.50%, 01/24/22	3,500	3,881,678
4.63%, 05/10/21	3,000	3,377,490
4.65%, 06/01/14	4,340	4,556,067
4.75%, 03/01/15	490	526,356
4.88%, 03/15/14	150	156,320
4.95%, 03/25/20	2,000	2,289,300
5.13%, 09/15/14	1,780	1,884,965
5.15%, 10/01/15	4,440	4,861,654
5.25%, 05/01/15	1,070	1,155,346
6.00%, 01/15/18	7,980	9,555,973
6.13%, 06/27/17	1,960	2,292,864
6.30%, 04/23/19	6,050	7,408,552
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	6,971	8,235,606
KeyBank N.A.
1.65%, 02/01/18	3,000	3,030,815
4.95%, 09/15/15	230	251,843
5.45%, 03/03/16	2,026	2,276,245
5.80%, 07/01/14	180	191,975
KeyCorp
3.75%, 08/13/15	2,215	2,365,169
5.10%, 03/24/21	549	637,916
KfW
0.63%, 04/24/15	2,670	2,685,331
1.00%, 01/12/15	11,670	11,807,735
1.25%, 10/26/15	4,000	4,083,830
1.25%, 10/05/16[a]	13,000	13,292,196
1.25%, 02/15/17	12,400	12,655,043
1.50%, 04/04/14	5,910	5,989,454
2.00%, 06/01/16	15,750	16,470,273
2.13%, 01/17/23	5,000	4,960,036
2.38%, 08/25/21	6,500	6,731,294

Security	Principal (000s)	Value
2.63%, 03/03/15	$5,500	$5,747,091
2.63%, 02/16/16	4,500	4,780,891
2.63%, 01/25/22	4,000	4,194,934
2.75%, 10/21/14	2,500	2,599,414
2.75%, 09/08/20	1,850	1,992,028
3.50%, 03/10/14	9,910	10,234,587
4.00%, 01/27/20[a]	5,000	5,804,592
4.13%, 10/15/14	400	424,264
4.38%, 07/21/15	680	742,785
4.50%, 07/16/18[a]	6,047	7,108,882
4.88%, 01/17/17	7,450	8,622,012
4.88%, 06/17/19	4,640	5,619,659
5.13%, 03/14/16	1,050	1,193,445
Series G
4.38%, 03/15/18	5,600	6,514,569
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,354,349
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	2,500	2,599,093
2.13%, 07/15/16	4,000	4,199,714
2.50%, 02/15/16	2,000	2,114,099
3.13%, 07/15/15	3,050	3,240,256
5.13%, 02/01/17	500	584,053
Series 29
1.38%, 10/23/19	3,000	2,994,961
Series G
5.00%, 11/08/16	3,630	4,199,496
Series G13
4.88%, 11/16/15[a]	650	725,788
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	1,990	2,193,075
4.88%, 01/21/16	1,741	1,914,289
6.38%, 01/21/21	1,367	1,690,157
Manufacturers and Traders Trust Co.
5.63%, 12/01/21 (Call 12/01/16)[d]	1,000	1,019,474
6.63%, 12/04/17	1,000	1,208,749
Mellon Funding Corp.
5.00%, 12/01/14	120	128,862
5.20%, 05/15/14	230	242,992
5.50%, 11/15/18	1,160	1,370,796

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
Morgan Stanley
2.88%, 07/28/14	$3,565	$3,648,424
3.75%, 02/25/23	10,000	10,100,961
3.80%, 04/29/16	5,900	6,260,937
4.10%, 01/26/15	4,655	4,873,120
4.20%, 11/20/14	2,500	2,618,732
4.75%, 04/01/14[a]	5,253	5,433,173
4.75%, 03/22/17	1,500	1,654,902
5.38%, 10/15/15	1,915	2,095,014
5.45%, 01/09/17	3,815	4,262,899
5.50%, 01/26/20	3,700	4,213,762
5.50%, 07/24/20	2,700	3,079,646
5.50%, 07/28/21	4,820	5,521,130
5.63%, 09/23/19	233	267,639
5.75%, 10/18/16	2,325	2,607,111
5.75%, 01/25/21	5,180	5,982,616
5.95%, 12/28/17	2,450	2,837,551
6.00%, 05/13/14	5,370	5,679,794
6.00%, 04/28/15	5,840	6,377,113
6.25%, 08/28/17	214	248,897
6.63%, 04/01/18	6,003	7,145,534
7.30%, 05/13/19	6,330	7,857,968
Series F
5.55%, 04/27/17	2,500	2,819,872
National Australia Bank Ltd. New York
1.60%, 08/07/15	2,000	2,033,909
2.00%, 03/09/15	4,750	4,859,866
3.00%, 01/20/23	2,500	2,470,724
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,000	2,992,843
1.50%, 06/26/15	1,750	1,774,285
National City Bank of Indiana
4.25%, 07/01/18	220	243,712
National City Corp.
4.90%, 01/15/15	1,392	1,496,642
6.88%, 05/15/19	470	587,408
Northern Trust Corp.
3.38%, 08/23/21	1,975	2,108,072
3.45%, 11/04/20[a]	850	916,007

Security	Principal (000s)	Value
4.63%, 05/01/14[a]	$1,115	$1,168,913
Oesterreichische Kontrollbank AG
2.00%, 06/03/16[a]	6,000	6,241,134
4.50%, 03/09/15	220	237,491
4.88%, 02/16/16	4,480	5,021,505
5.00%, 04/25/17	2,300	2,669,189
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,990,105
4.88%, 09/21/17[e]	340	387,080
5.25%, 01/15/17[a,e]	290	328,967
6.00%, 12/07/17[a,e]	1,000	1,190,855
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	2,093	2,210,279
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,921,955
3.63%, 02/08/15[e]	335	353,517
4.25%, 09/21/15[e]	750	816,439
4.38%, 08/11/20[e]	1,992	2,245,912
5.13%, 02/08/20[e]	2,411	2,821,990
5.25%, 11/15/15[e]	1,957	2,178,769
5.40%, 06/10/14[e]	1,700	1,804,282
5.63%, 02/01/17[e]	1,750	2,005,392
Rabobank Nederland
2.13%, 10/13/15	577	593,812
3.38%, 01/19/17	4,851	5,217,026
3.88%, 02/08/22	4,340	4,622,178
3.95%, 11/09/22	4,000	4,035,634
4.50%, 01/11/21	4,160	4,628,313
Regions Financial Corp.
7.75%, 11/10/14	1,000	1,097,500
Royal Bank of Canada
0.80%, 10/30/15	3,000	3,000,470
1.15%, 03/13/15	470	474,320
1.45%, 10/30/14	2,250	2,279,960
1.50%, 01/16/18	3,000	3,013,678
2.30%, 07/20/16	140	145,711
2.63%, 12/15/15	4,992	5,236,516
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	4,500	4,627,439

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
3.95%, 09/21/15	$979	$1,041,603
4.38%, 03/16/16[a]	2,606	2,827,951
4.65%, 06/04/18	300	310,114
4.88%, 03/16/15	720	772,538
5.63%, 08/24/20	1,470	1,712,010
6.13%, 01/11/21	4,920	5,943,996
6.40%, 10/21/19	1,233	1,471,088
Societe Generale
2.75%, 10/12/17[a]	1,000	1,028,304
SouthTrust Corp.
5.80%, 06/15/14	170	180,957
Sovereign Bank
8.75%, 05/30/18	250	299,103
State Street Corp.
2.88%, 03/07/16	1,041	1,106,865
4.30%, 05/30/14	1,500	1,570,888
4.38%, 03/07/21	1,210	1,374,967
4.96%, 03/15/18	500	561,502
5.25%, 10/15/18	1,000	1,183,504
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,009,532
1.50%, 01/18/18	6,000	5,999,181
3.20%, 07/18/22	2,750	2,763,593
SunTrust Bank
5.00%, 09/01/15[a]	62	67,315
7.25%, 03/15/18	700	871,403
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	2,200	2,352,324
3.60%, 04/15/16 (Call 03/15/16)	1,931	2,065,903
6.00%, 09/11/17	750	886,274
SVB Financial Group
5.38%, 09/15/20	150	169,676
Svenska Handelsbanken AB
2.88%, 04/04/17	1,564	1,659,085
3.13%, 07/12/16	2,010	2,137,183
Toronto-Dominion Bank (The)
1.38%, 07/14/14	1,870	1,893,741
2.38%, 10/19/16	2,242	2,343,536
2.50%, 07/14/16	3,025	3,169,831

Security	Principal (000s)	Value
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	$4,100	$4,173,512
2.20%, 11/15/16 (Call 10/14/16)	931	968,084
2.45%, 07/27/15	1,120	1,164,103
2.88%, 11/20/14[a]	650	675,323
2.95%, 07/15/22 (Call 06/15/22)	2,663	2,654,717
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,191,670
3.44%, 02/01/16	2,000	2,095,803
4.13%, 05/24/21 (Call 04/23/21)	1,451	1,613,747
4.20%, 05/15/14	3,060	3,198,019
UBS AG Stamford
3.88%, 01/15/15	2,260	2,393,481
4.88%, 08/04/20	4,140	4,775,642
5.75%, 04/25/18	3,315	3,937,737
5.88%, 12/20/17	3,875	4,627,309
7.00%, 10/15/15	100	110,961
7.38%, 06/15/17[a]	120	140,431
Series 10
5.88%, 07/15/16	2,318	2,589,348
Union Bank N.A.
3.00%, 06/06/16	2,000	2,121,489
5.95%, 05/11/16	410	468,765
UnionBanCal Corp.
5.25%, 12/16/13	110	114,002
US Bank N.A.
4.80%, 04/15/15[a]	1,912	2,062,322
4.95%, 10/30/14	1,260	1,348,550
6.30%, 02/04/14	660	695,635
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192	4,491,780
Wachovia Corp./Wells Fargo & Co.
5.00%, 08/15/15	340	371,654
5.25%, 08/01/14	2,140	2,273,114
5.60%, 03/15/16	100	112,294
5.63%, 10/15/16	4,610	5,313,185

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
5.75%, 06/15/17	$3,630	$4,276,236
5.75%, 02/01/18	1,530	1,828,823
6.00%, 11/15/17	279	333,684
Wells Fargo & Co.
1.25%, 02/13/15	2,750	2,782,240
2.10%, 05/08/17	750	775,829
2.63%, 12/15/16	7,000	7,395,064
3.50%, 03/08/22	4,000	4,212,500
3.63%, 04/15/15	960	1,017,075
3.68%, 06/15/16[c]	2,420	2,620,853
3.75%, 10/01/14	4,840	5,084,285
4.60%, 04/01/21	4,870	5,561,196
4.63%, 04/15/14	140	146,140
5.00%, 11/15/14	1,000	1,067,567
5.13%, 09/15/16	1,000	1,126,327
5.63%, 12/11/17	6,507	7,722,468
Wells Fargo Bank N.A.
4.75%, 02/09/15	3,250	3,477,317
5.75%, 05/16/16	3,580	4,060,807
Westpac Banking Corp.
1.60%, 01/12/18	3,000	3,017,832
2.00%, 08/14/17	3,500	3,597,557
3.00%, 08/04/15	5,379	5,656,772
3.00%, 12/09/15	1,499	1,585,238
4.20%, 02/27/15	2,050	2,191,720
4.63%, 06/01/18	1,930	2,130,263
4.88%, 11/19/19[a]	2,520	2,946,784
Zions BanCorp.
7.75%, 09/23/14	1,120	1,232,000

		1,161,563,554
BEVERAGES — 2.23%
Anheuser-Busch Companies LLC
4.95%, 01/15/14	90	93,542
5.00%, 01/15/15	100	108,054
5.00%, 03/01/19	220	259,557
5.05%, 10/15/16	270	308,596
5.50%, 01/15/18	7,670	9,136,860
5.60%, 03/01/17	250	292,059
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	3,500	3,487,988

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	$3,000	$3,006,055
1.50%, 07/14/14	3,140	3,181,758
2.63%, 01/17/23[a]	9,000	8,873,576
2.88%, 02/15/16[a]	1,095	1,161,237
4.13%, 01/15/15	2,990	3,181,632
4.38%, 02/15/21	795	908,801
5.00%, 04/15/20	298	350,819
5.38%, 11/15/14	2,400	2,591,836
5.38%, 01/15/20	2,117	2,540,701
7.75%, 01/15/19	2,988	3,940,633
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	1,250	1,277,488
5.38%, 01/15/16	531	591,007
Bottling Group LLC
5.13%, 01/15/19	733	869,445
5.50%, 04/01/16	1,324	1,503,152
6.95%, 03/15/14	2,300	2,451,174
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,258,860
Coca-Cola Co. (The)
0.75%, 03/13/15	3,210	3,228,847
1.50%, 11/15/15	140	143,302
1.65%, 03/14/18	1,536	1,574,779
1.80%, 09/01/16	8,114	8,393,540
3.15%, 11/15/20	1,474	1,584,804
3.30%, 09/01/21	797	858,952
3.63%, 03/15/14	1,950	2,013,186
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	320	321,724
2.00%, 08/19/16	200	205,074
3.25%, 08/19/21 (Call 05/19/21)	200	206,740
3.50%, 09/15/20	1,100	1,160,540
4.50%, 09/01/21 (Call 06/01/21)	1,484	1,670,081
Coca-Cola HBC Finance BV
5.50%, 09/17/15	180	195,112

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
Diageo Capital PLC
1.50%, 05/11/17	$3,827	$3,870,225
4.83%, 07/15/20	2,000	2,332,375
5.50%, 09/30/16	310	358,351
5.75%, 10/23/17	53	63,456
7.38%, 01/15/14	2,150	2,274,995
Diageo Finance BV
3.25%, 01/15/15	450	471,787
5.30%, 10/28/15	1,613	1,797,007
Diageo Investment Corp.
2.88%, 05/11/22	896	900,779
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	180	186,736
2.70%, 11/15/22 (Call 08/15/22)	1,000	979,967
2.90%, 01/15/16	3,000	3,163,607
3.20%, 11/15/21 (Call 08/15/21)	180	184,179
Molson Coors Brewing Co.
2.00%, 05/01/17	1,000	1,020,000
3.50%, 05/01/22	500	517,516
PepsiAmericas Inc.
4.38%, 02/15/14	2,635	2,732,363
4.88%, 01/15/15	100	107,529
5.00%, 05/15/17[a]	180	206,350
PepsiCo Inc.
0.70%, 08/13/15	2,600	2,606,973
0.80%, 08/25/14	100	100,526
1.25%, 08/13/17	2,200	2,206,387
2.50%, 05/10/16	2,327	2,451,412
2.75%, 03/05/22	1,896	1,920,470
2.75%, 03/01/23	1,500	1,504,114
3.00%, 08/25/21	1,465	1,521,988
3.10%, 01/15/15	2,800	2,937,120
3.75%, 03/01/14	920	949,845
4.50%, 01/15/20	896	1,027,460
5.00%, 06/01/18	1,815	2,139,262
7.90%, 11/01/18	3,335	4,446,810

		117,911,100

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.77%
Amgen Inc.
1.88%, 11/15/14	$1,740	$1,771,794
2.13%, 05/15/17	2,234	2,311,702
2.30%, 06/15/16	1,350	1,408,873
2.50%, 11/15/16	1,396	1,469,375
3.88%, 11/15/21 (Call 08/15/21)	5,100	5,534,830
4.10%, 06/15/21 (Call 03/15/21)	1,750	1,927,504
4.50%, 03/15/20	2,125	2,406,750
4.85%, 11/18/14	2,780	2,969,067
5.70%, 02/01/19	1,593	1,905,308
5.85%, 06/01/17	102	120,649
6.15%, 06/01/18	250	307,014
Biogen Idec Inc.
6.88%, 03/01/18	750	921,030
Celgene Corp.
2.45%, 10/15/15	200	207,941
3.25%, 08/15/22	1,500	1,507,467
3.95%, 10/15/20	1,850	1,990,005
Genentech Inc.
4.75%, 07/15/15	2,050	2,239,175
Genzyme Corp.
3.63%, 06/15/15	500	532,982
Gilead Sciences Inc.
2.40%, 12/01/14	250	256,963
3.05%, 12/01/16	1,445	1,550,990
4.40%, 12/01/21 (Call 09/01/21)	1,824	2,045,070
4.50%, 04/01/21 (Call 01/01/21)	2,374	2,675,971
Life Technologies Corp.
4.40%, 03/01/15	1,830	1,930,686
5.00%, 01/15/21 (Call 10/15/20)	650	697,264
6.00%, 03/01/20	1,971	2,204,707

		40,893,117
BUILDING MATERIALS — 0.16%
CRH America Inc.
4.13%, 01/15/16[a]	600	636,271

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
6.00%, 09/30/16	$3,282	$3,727,307
8.13%, 07/15/18	1,000	1,249,511
Martin Marietta Materials Inc.
6.60%, 04/15/18[a]	250	284,374
Owens Corning Inc.
6.50%, 12/01/16	1,000	1,107,477
9.00%, 06/15/19	1,140	1,407,395

		8,412,335
CHEMICALS — 1.74%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	300	288,462
Air Products and Chemicals Inc.
2.00%, 08/02/16	715	741,182
3.00%, 11/03/21	1,500	1,557,110
4.38%, 08/21/19	250	284,691
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,750	1,719,597
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,089,784
5.10%, 02/01/15	110	117,877
Cabot Corp.
3.70%, 07/15/22	1,500	1,503,673
5.00%, 10/01/16	125	138,590
CF Industries Inc.
6.88%, 05/01/18	3,000	3,644,848
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,000	2,003,568
8.95%, 07/01/17	250	307,116
Dow Chemical Co. (The)
2.50%, 02/15/16	1,066	1,110,551
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,952,331
4.13%, 11/15/21 (Call 08/15/21)[a]	2,984	3,214,907
4.25%, 11/15/20 (Call 08/15/20)	2,829	3,087,661
5.70%, 05/15/18[a]	1,210	1,429,406

Security	Principal (000s)	Value
5.90%, 02/15/15	$1,750	$1,919,085
7.60%, 05/15/14	667	721,601
8.55%, 05/15/19	3,032	4,092,054
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	2,200	2,333,171
2.80%, 02/15/23	2,000	2,024,600
3.25%, 01/15/15	2,640	2,772,373
4.25%, 04/01/21[a]	500	569,225
4.63%, 01/15/20	2,527	2,923,045
4.75%, 03/15/15[a]	395	427,295
4.88%, 04/30/14	120	126,093
5.75%, 03/15/19[a]	300	365,738
5.88%, 01/15/14	578	604,977
6.00%, 07/15/18	2,711	3,344,224
Eastman Chemical Co.
2.40%, 06/01/17	3,100	3,217,959
3.60%, 08/15/22 (Call 05/15/22)	1,862	1,933,365
4.50%, 01/15/21	350	387,114
Ecolab Inc.
1.45%, 12/08/17	1,000	994,372
2.38%, 12/08/14	370	380,256
3.00%, 12/08/16	3,111	3,303,732
4.35%, 12/08/21	1,862	2,062,292
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	737,923
Lubrizol Corp.
5.50%, 10/01/14	140	150,807
8.88%, 02/01/19	1,326	1,841,886
Monsanto Co.
2.75%, 04/15/16	900	952,004
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,560	1,631,536
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,189,351
3.75%, 09/30/15	140	149,917
4.88%, 03/30/20[a]	105	120,293
5.25%, 05/15/14	2,850	3,003,809
6.50%, 05/15/19	355	440,222

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
PPG Industries Inc.
1.90%, 01/15/16	$225	$230,655
3.60%, 11/15/20	2,800	2,998,651
6.65%, 03/15/18	884	1,093,830
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	1,950	1,941,149
3.25%, 09/15/15[a]	1,950	2,074,708
4.05%, 03/15/21	1,700	1,900,196
5.20%, 03/15/17	450	522,054
5.25%, 11/15/14	1,906	2,058,053
5.38%, 11/01/16	270	312,316
Rohm and Haas Co.
6.00%, 09/15/17	1,057	1,246,472
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,200	1,175,805
6.13%, 10/15/19	855	1,003,543
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,500	1,503,267
3.13%, 12/15/14	620	646,746
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,650	1,748,506
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	2,050	2,229,426
7.25%, 06/15/19	150	183,364
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	402,836

		92,183,250
COMMERCIAL SERVICES — 0.42%
ADT Corp. (The)
2.25%, 07/15/17[b]	2,250	2,249,712
Block Financial LLC
5.13%, 10/30/14[a]	1,090	1,151,040
Cornell University
5.45%, 02/01/19	750	914,611
Emory University
5.63%, 09/01/19	1,000	1,236,906

Security	Principal (000s)	Value
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	$1,300	$1,277,666
4.45%, 12/01/14	100	104,201
Johns Hopkins University
5.25%, 07/01/19	375	455,789
Moody’s Corp.
5.50%, 09/01/20[a]	800	873,388
Princeton University Series A
4.95%, 03/01/19	2,290	2,741,300
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)	900	962,797
Stanford University
3.63%, 05/01/14	3,000	3,109,121
4.75%, 05/01/19	318	378,593
Trustees of Dartmouth College
4.75%, 06/01/19	500	594,856
Vanderbilt University
5.25%, 04/01/19	750	900,710
Verisk Analytics Inc.
4.13%, 09/12/22[a]	800	821,360
Western Union Co. (The)
3.65%, 08/22/18	1,250	1,268,432
5.93%, 10/01/16	1,400	1,545,866
6.50%, 02/26/14	300	316,474
Yale University
2.90%, 10/15/14	1,000	1,039,652

		21,942,474
COMPUTERS — 1.28%
Computer Sciences Corp.
4.45%, 09/15/22	2,100	2,198,318
6.50%, 03/15/18	1,500	1,720,916
Dell Inc.
2.10%, 04/01/14	1,000	1,008,639
2.30%, 09/10/15[a]	1,500	1,485,000
3.10%, 04/01/16[a]	1,000	990,000
5.63%, 04/15/14	320	335,018
5.88%, 06/15/19[a]	965	993,950
Hewlett-Packard Co.
2.20%, 12/01/15[a]	2,000	2,013,620

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
2.35%, 03/15/15	$3,500	$3,537,372
2.60%, 09/15/17[a]	2,000	1,999,750
2.65%, 06/01/16	1,396	1,417,779
3.00%, 09/15/16	1,018	1,045,581
3.30%, 12/09/16	1,862	1,922,058
3.75%, 12/01/20	2,816	2,749,441
4.30%, 06/01/21	790	796,048
4.38%, 09/15/21	3,600	3,647,730
4.65%, 12/09/21[a]	2,153	2,201,370
4.75%, 06/02/14	3,190	3,332,623
5.50%, 03/01/18	447	494,096
6.13%, 03/01/14	3,888	4,084,014
International Business Machines Corp.
0.55%, 02/06/15	250	250,509
0.75%, 05/11/15[a]	2,500	2,507,397
1.25%, 05/12/14	2,850	2,880,821
1.25%, 02/06/17	2,223	2,244,123
1.88%, 08/01/22[a]	2,500	2,378,025
1.95%, 07/22/16	675	701,154
2.00%, 01/05/16	1,992	2,059,093
2.90%, 11/01/21	1,400	1,447,957
5.70%, 09/14/17	2,150	2,575,589
7.63%, 10/15/18	4,179	5,547,970
8.38%, 11/01/19	3,002	4,156,118
Lexmark International Inc.
6.65%, 06/01/18[a]	1,200	1,304,570
NetApp Inc.
2.00%, 12/15/17	1,450	1,446,505

		67,473,154
COSMETICS & PERSONAL CARE — 0.41%
Avon Products Inc.
4.20%, 07/15/18[a]	700	718,506
5.63%, 03/01/14	1,000	1,040,852
6.50%, 03/01/19[a]	250	282,298
Colgate-Palmolive Co.
1.30%, 01/15/17	1,800	1,827,141
2.30%, 05/03/22	1,000	992,735
2.63%, 05/01/17[a]	500	530,908
3.15%, 08/05/15	1,340	1,420,239
5.20%, 11/07/16	750	859,229

Security	Principal (000s)	Value
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	$450	$437,354
Procter & Gamble Co. (The)
0.70%, 08/15/14	1,900	1,909,812
1.45%, 08/15/16	2,653	2,718,074
1.80%, 11/15/15	2,709	2,800,581
2.30%, 02/06/22	1,500	1,501,377
3.50%, 02/15/15	1,430	1,512,239
4.70%, 02/15/19	2,223	2,612,579
4.85%, 12/15/15	210	234,496
4.95%, 08/15/14	300	320,045
Series A
9.36%, 01/01/21	105	139,386

		21,857,851
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,038,319
4.50%, 03/01/23 (Call 12/01/22)	1,000	1,004,837
Ingram Micro Inc.
5.25%, 09/01/17	700	755,045

		2,798,201
DIVERSIFIED FINANCIAL SERVICES — 7.63%
Alterra Finance LLC
6.25%, 09/30/20	400	462,910
American Express Co.
5.50%, 09/12/16	4,125	4,713,274
6.15%, 08/28/17	3,195	3,830,636
6.80%, 09/01/66 (Call 09/01/16)[d]	1,322	1,414,540
7.00%, 03/19/18	1,800	2,252,564
7.25%, 05/20/14	3,210	3,465,057
American Express Credit Corp.
1.75%, 06/12/15	4,500	4,597,018
2.38%, 03/24/17	6,200	6,462,268
2.75%, 09/15/15	5,000	5,228,572
2.80%, 09/19/16	2,374	2,512,432
Series D
5.13%, 08/25/14	2,070	2,205,120
Ameriprise Financial Inc.
5.30%, 03/15/20	2,250	2,672,099

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
5.65%, 11/15/15	$1,650	$1,856,916
7.30%, 06/28/19	135	176,344
Ameritech Capital Funding Corp.
6.45%, 01/15/18	420	500,898
Associates Corp. of North America
6.95%, 11/01/18	1,908	2,347,939
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
4.65%, 07/02/18	160	179,178
5.30%, 10/30/15	111	122,144
5.55%, 01/22/17	602	676,741
5.70%, 11/15/14	5,729	6,204,128
6.40%, 10/02/17	2,375	2,853,472
7.25%, 02/01/18	7,101	8,856,090
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,100	2,174,617
2.90%, 08/15/18 (Call 07/15/18)	100	106,386
Capital One Bank (USA) N.A.
5.13%, 02/15/14	170	177,161
8.80%, 07/15/19	2,643	3,613,821
Caterpillar Financial Services Corp.
0.70%, 11/06/15	2,500	2,500,689
1.38%, 05/20/14	120	121,401
1.65%, 04/01/14	90	91,221
2.65%, 04/01/16[a]	740	776,521
4.63%, 06/01/15[a]	180	195,406
7.15%, 02/15/19	3,435	4,445,270
Series F
4.75%, 02/17/15	110	118,618
Charles Schwab Corp. (The)
3.23%, 09/01/22	1,360	1,386,433
4.45%, 07/22/20	1,500	1,686,722
Countrywide Financial Corp.
6.25%, 05/15/16	750	834,865
Credit Suisse (USA) Inc.
4.88%, 01/15/15	2,200	2,355,834
5.13%, 01/15/14	190	197,466
5.13%, 08/15/15	2,643	2,903,808

Security	Principal (000s)	Value
5.38%, 03/02/16	$1,949	$2,172,992
5.85%, 08/16/16[a]	1,500	1,716,369
Discover Financial Services
3.85%, 11/21/22[b]	1,000	1,025,397
5.20%, 04/27/22	1,300	1,470,863
6.45%, 06/12/17	475	551,684
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,498,158
Ford Motor Credit Co. LLC
2.38%, 01/16/18	2,000	1,983,762
2.50%, 01/15/16[a]	3,000	3,054,281
3.00%, 06/12/17	5,196	5,338,478
3.88%, 01/15/15	6,800	7,072,072
4.25%, 02/03/17	2,792	2,994,731
4.25%, 09/20/22	4,000	4,124,070
5.00%, 05/15/18	2,129	2,346,432
5.63%, 09/15/15	3,700	4,035,770
6.63%, 08/15/17	2,792	3,265,355
7.00%, 04/15/15	5,519	6,108,412
8.00%, 12/15/16	2,327	2,794,275
8.13%, 01/15/20	1,292	1,630,801
Franklin Resources Inc.
2.80%, 09/15/22[a]	1,500	1,498,933
4.63%, 05/20/20	350	394,684
General Electric Capital Corp.
2.30%, 04/27/17	4,500	4,647,632
2.90%, 01/09/17	6,050	6,407,464
2.95%, 05/09/16	2,792	2,957,923
3.10%, 01/09/23	3,750	3,725,168
3.15%, 09/07/22	4,900	4,904,594
3.35%, 10/17/16	3,690	3,963,984
3.50%, 06/29/15	2,590	2,745,126
4.38%, 09/21/15	2,000	2,172,852
4.38%, 09/16/20	2,970	3,320,586
4.63%, 01/07/21	8,580	9,716,096
4.65%, 10/17/21	4,980	5,625,245
4.75%, 09/15/14	190	201,927
4.88%, 03/04/15	290	312,928
5.00%, 01/08/16[a]	4,485	4,928,308
5.30%, 02/11/21	255	293,873
5.38%, 10/20/16	149	168,507

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
5.50%, 01/08/20	$1,390	$1,647,380
5.63%, 09/15/17	6,920	8,150,350
5.63%, 05/01/18	8,000	9,501,824
5.90%, 05/13/14	6,410	6,824,035
6.00%, 08/07/19	2,580	3,147,294
6.38%, 11/15/67 (Call 11/15/17)[d]	2,000	2,110,000
Series A
3.75%, 11/14/14	7,600	8,005,715
5.55%, 05/04/20[a]	2,000	2,385,501
6.90%, 09/15/15	330	375,612
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[d]	1,100	1,109,350
HSBC Finance Corp.
5.00%, 06/30/15	2,595	2,808,797
5.25%, 04/15/15	240	258,495
5.50%, 01/19/16	5,900	6,563,446
6.68%, 01/15/21	4,443	5,308,980
Jefferies Group Inc.
3.88%, 11/09/15	800	828,000
5.13%, 04/13/18	3,106	3,338,950
5.50%, 03/15/16[a]	1,450	1,558,750
5.88%, 06/08/14[a]	280	294,000
6.88%, 04/15/21	568	657,460
8.50%, 07/15/19	3,100	3,859,500
John Deere Capital Corp.
0.88%, 04/17/15	1,500	1,508,085
1.20%, 10/10/17	3,500	3,502,676
1.85%, 09/15/16	800	826,416
2.25%, 06/07/16	3,000	3,135,026
2.75%, 03/15/22	1,000	1,012,937
2.80%, 09/18/17[a]	1,500	1,606,391
2.95%, 03/09/15	460	480,940
3.90%, 07/12/21	1,150	1,276,447
Series D
5.35%, 04/03/18[a]	2,900	3,441,456
Lazard Group LLC
6.85%, 06/15/17	2,100	2,436,485
7.13%, 05/15/15	270	299,427

Security	Principal (000s)	Value
MBNA Corp.
5.00%, 06/15/15	$270	$290,583
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	7,892	8,353,257
6.05%, 05/16/16	4,650	5,186,170
6.40%, 08/28/17	3,615	4,244,334
6.50%, 07/15/18[a]	4,330	5,134,960
6.88%, 04/25/18	5,878	7,112,303
6.88%, 11/15/18	1,307	1,597,335
Series B
5.30%, 09/30/15	149	163,103
Series C
5.00%, 01/15/15	1,870	1,992,363
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	180	186,263
5.25%, 01/16/18	120	129,875
5.55%, 01/15/20	2,500	2,685,869
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	55	55,430
1.90%, 11/01/15	1,500	1,547,888
3.05%, 03/01/16	2,250	2,385,995
3.05%, 02/15/22 (Call 11/15/21)	600	626,232
4.75%, 03/01/14	220	229,216
5.45%, 02/01/18[a]	1,000	1,188,141
10.38%, 11/01/18	1,500	2,204,881
Nomura Holdings Inc.
4.13%, 01/19/16[a]	1,675	1,757,389
5.00%, 03/04/15[a]	1,970	2,088,013
6.70%, 03/04/20	2,522	2,987,291
ORIX Corp.
4.71%, 04/27/15	1,250	1,329,443
5.00%, 01/12/16	1,461	1,576,866
PACCAR Financial Corp.
0.75%, 08/14/15	2,500	2,509,752
0.80%, 02/08/16	2,500	2,502,906
1.55%, 09/29/14	1,000	1,014,743
Raymond James Financial Inc.
4.25%, 04/15/16	350	372,075
8.60%, 08/15/19	200	253,802

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

SLM Corp.
4.63%, 09/25/17	$1,000	$1,020,000
5.05%, 11/14/14	140	147,700
6.00%, 01/25/17	931	1,000,825
6.25%, 01/25/16	3,503	3,800,755
7.25%, 01/25/22	1,396	1,535,600
8.00%, 03/25/20	2,616	3,008,400
8.45%, 06/15/18	4,380	5,157,450
Series A
5.00%, 04/15/15[a]	250	263,125
5.38%, 05/15/14	1,665	1,745,752
Swedish Export Credit Corp.
1.75%, 10/20/15	1,355	1,396,290
2.13%, 07/13/16	5,450	5,692,160
3.25%, 09/16/14	1,500	1,565,289
5.13%, 03/01/17[a]	1,000	1,161,059
TD Ameritrade Holding Corp.
4.15%, 12/01/14	1,800	1,906,380
5.60%, 12/01/19	500	580,441
Toyota Motor Credit Corp.
1.00%, 02/17/15	700	705,533
1.25%, 11/17/14	1,500	1,519,296
1.25%, 10/05/17	1,500	1,501,144
2.00%, 09/15/16	3,369	3,491,830
2.05%, 01/12/17	3,397	3,514,447
2.63%, 01/10/23	1,500	1,489,203
2.80%, 01/11/16	3,332	3,515,265
3.20%, 06/17/15	2,700	2,856,914
3.30%, 01/12/22	1,862	1,969,325
3.40%, 09/15/21	2,682	2,873,268
4.25%, 01/11/21	750	847,784
Series B
4.50%, 06/17/20	146	167,574
XTRA Finance Corp.
5.15%, 04/01/17	250	284,170

		403,129,493
ELECTRIC — 4.17%
Alabama Power Co.
5.50%, 10/15/17	190	222,984
Alliant Energy Corp.
4.00%, 10/15/14	60	62,795

Security	Principal (000s)	Value

Ameren Corp.
8.88%, 05/15/14	$500	$542,961
Ameren Illinois Co.
2.70%, 09/01/22	800	800,768
6.13%, 11/15/17	1,400	1,686,771
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	1,000	996,720
Appalachian Power Co.
7.95%, 01/15/20[a]	1,500	1,997,696
Series K
5.00%, 06/01/17	150	170,412
Series S
3.40%, 05/24/15	150	157,785
Arizona Public Service Co.
4.65%, 05/15/15	80	86,455
5.80%, 06/30/14	2,360	2,519,295
6.25%, 08/01/16	260	304,300
Avista Corp.
5.13%, 04/01/22	85	101,970
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	1,000	1,009,052
Carolina Power & Light Co.
2.80%, 05/15/22 (Call 02/15/22)	2,000	2,046,498
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,224,069
Cleveland Electric Illuminating Co. (The)
5.65%, 12/15/13	150	155,426
5.70%, 04/01/17	1,000	1,135,146
Series D
7.88%, 11/01/17	1,420	1,770,845
Commonwealth Edison Co.
1.63%, 01/15/14	150	151,502
1.95%, 09/01/16 (Call 08/01/16)	1,175	1,217,420

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

3.40%, 09/01/21 (Call 06/01/21)	$1,000	$1,077,397
4.70%, 04/15/15	190	205,376
Series 104
5.95%, 08/15/16	210	240,972
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,500	1,491,070
5.65%, 05/01/18	1,425	1,704,650
Series 09-A
5.50%, 02/01/19	300	362,914
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,300	1,498,001
5.85%, 04/01/18[a]	1,350	1,627,611
7.13%, 12/01/18	1,174	1,513,782
Series 05-C
5.38%, 12/15/15	1,320	1,483,713
Series 06-D
5.30%, 12/01/16	140	161,096
Constellation Energy Group Inc.
4.55%, 06/15/15	2,713	2,921,130
5.15%, 12/01/20 (Call 09/01/20)	1,100	1,249,195
Consumers Energy Co.
5.15%, 02/15/17	1,120	1,284,824
5.65%, 09/15/18	250	303,917
5.65%, 04/15/20	180	220,215
6.13%, 03/15/19	750	931,464
6.70%, 09/15/19	1,375	1,770,302
Series P
5.50%, 08/15/16	190	219,320
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,088,586
3.90%, 06/01/21 (Call 03/01/21)	2,550	2,848,845
Dominion Resources Inc.
1.80%, 03/15/14	160	161,912
1.95%, 08/15/16	2,000	2,060,934
4.45%, 03/15/21	2,950	3,357,694

Security	Principal (000s)	Value

5.20%, 08/15/19	$210	$249,537
6.40%, 06/15/18	750	926,730
8.88%, 01/15/19	2,100	2,865,472
Series A
5.60%, 11/15/16	180	208,619
Series C
5.15%, 07/15/15	2,668	2,933,914
DTE Energy Co.
6.35%, 06/01/16	210	244,367
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)[a]	1,660	1,855,405
5.30%, 10/01/15	180	201,436
7.00%, 11/15/18	2,330	3,027,759
Duke Energy Corp.
1.63%, 08/15/17[a]	3,100	3,109,591
2.15%, 11/15/16	1,000	1,034,328
3.05%, 08/15/22 (Call 05/15/22)	1,000	1,012,987
3.35%, 04/01/15	290	304,694
3.55%, 09/15/21 (Call 06/15/21)	1,050	1,108,739
3.95%, 09/15/14	1,625	1,704,678
5.05%, 09/15/19[a]	500	585,703
6.30%, 02/01/14	1,900	1,997,146
Duke Energy Indiana Inc.
3.75%, 07/15/20	2,350	2,590,120
6.05%, 06/15/16	500	573,598
Duke Energy Ohio Inc.
5.45%, 04/01/19	300	361,495
Edison International
3.75%, 09/15/17	1,500	1,630,151
Enersis SA
7.40%, 12/01/16	2,000	2,325,200
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	1,500	1,626,484
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,075,194

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	$1,350	$1,613,569
Entergy Louisiana LLC
1.88%, 12/15/14	1,300	1,325,010
Entergy Texas Inc.
7.13%, 02/01/19	655	818,474
Exelon Corp.
4.90%, 06/15/15	1,433	1,554,231
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)[a]	1,650	1,736,961
5.20%, 10/01/19[a]	1,200	1,360,238
5.35%, 01/15/14	2,033	2,112,777
6.20%, 10/01/17	1,000	1,174,934
FirstEnergy Solutions Corp.
4.80%, 02/15/15	1,640	1,752,461
6.05%, 08/15/21	1,600	1,891,422
Florida Power & Light Co.
5.55%, 11/01/17[a]	2,095	2,505,334
Florida Power Corp.
3.10%, 08/15/21 (Call 05/15/21)[a]	560	588,147
4.55%, 04/01/20	65	74,790
5.10%, 12/01/15[a]	260	290,391
5.65%, 06/15/18	1,533	1,849,277
Georgia Power Co.
2.85%, 05/15/22[a]	1,000	1,027,896
4.25%, 12/01/19[a]	1,000	1,144,591
5.40%, 06/01/18	300	356,858
Series Z
5.25%, 12/15/15	190	212,185
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	385,579
5.29%, 06/15/22 (Call 03/15/22)[a],c	950	1,066,177
Integrys Energy Group Inc.
4.17%, 11/01/20	500	552,822
Jersey Central Power & Light Co.
5.63%, 05/01/16	1,330	1,507,870
7.35%, 02/01/19	1,000	1,271,310

Security	Principal (000s)	Value

Kansas City Power & Light Co.
5.85%, 06/15/17	$1,000	$1,141,118
6.38%, 03/01/18[a]	100	119,827
7.15%, 04/01/19	550	704,107
Kentucky Utilities Co.
1.63%, 11/01/15	1,300	1,333,815
3.25%, 11/01/20 (Call 08/01/20)	600	647,653
LG&E and KU Energy LLC
2.13%, 11/15/15	1,100	1,127,308
3.75%, 11/15/20 (Call 08/15/20)[a]	300	317,223
4.38%, 10/01/21 (Call 07/01/21)	1,000	1,090,063
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	255,888
Metropolitan Edison Co.
4.88%, 04/01/14	80	83,292
MidAmerican Energy Holdings Co.
4.65%, 10/01/14	110	117,201
5.30%, 03/15/18	250	297,018
5.75%, 04/01/18	1,883	2,267,842
Series D
5.00%, 02/15/14	80	83,353
Mississippi Power Co.
2.35%, 10/15/16[a]	1,500	1,577,342
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,500	1,519,785
4.90%, 12/01/21 (Call 09/01/21)	500	551,521
8.75%, 05/01/19	750	980,279
Nevada Power Co.
6.50%, 08/01/18	1,250	1,559,003
7.13%, 03/15/19	1,000	1,293,270
Series O
6.50%, 05/15/18	500	618,525
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	1,000	1,038,410
4.50%, 06/01/21 (Call 03/01/21)	500	551,548

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.65%, 06/15/67 (Call 06/15/17)[d]	$768	$825,600
7.88%, 12/15/15	1,174	1,388,640
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	434,205
5.25%, 09/15/17[a]	310	357,833
5.40%, 07/15/14	100	106,060
5.45%, 09/15/20	330	385,676
6.13%, 03/01/22	1,150	1,377,560
6.40%, 03/15/18	2,958	3,586,340
6.80%, 01/15/19[a]	420	514,982
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	950	980,282
2.15%, 08/15/22 (Call 02/15/22)	1,000	975,765
NSTAR
4.50%, 11/15/19	1,175	1,346,318
NSTAR Electric Co.
4.88%, 04/15/14	50	52,304
5.63%, 11/15/17	250	297,691
Oglethorpe Power Corp.
6.10%, 03/15/19	250	306,392
Ohio Power Co.
6.00%, 06/01/16	1,650	1,893,129
Series M
5.38%, 10/01/21[a]	1,190	1,423,485
Oncor Electric Delivery Co.
6.38%, 01/15/15	1,502	1,647,100
6.80%, 09/01/18	1,800	2,231,695
Pacific Gas & Electric Co.
2.45%, 08/15/22	3,100	3,059,046
3.50%, 10/01/20 (Call 07/01/20)[a]	931	1,010,031
4.25%, 05/15/21 (Call 02/15/21)[a]	1,700	1,934,492
4.80%, 03/01/14	2,062	2,146,227
5.63%, 11/30/17	300	357,719

Security	Principal (000s)	Value

PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)[a]	$1,050	$1,091,737
3.85%, 06/15/21 (Call 03/15/21)	1,300	1,440,012
Pacificorp
5.50%, 01/15/19	500	605,659
Peco Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	997,237
5.35%, 03/01/18	500	589,248
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,420,180
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	1,650	1,740,582
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	1,500	1,583,596
5.40%, 08/15/14	240	254,881
6.20%, 05/15/16	483	547,279
Progress Energy Carolinas
3.00%, 09/15/21 (Call 06/15/21)	500	524,798
5.15%, 04/01/15	80	87,447
5.30%, 01/15/19	1,350	1,610,560
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	202,493
4.40%, 01/15/21 (Call 10/15/20)	1,200	1,331,968
4.88%, 12/01/19	250	288,014
5.63%, 01/15/16	160	180,413
PSEG Power LLC
2.75%, 09/15/16	500	519,707
4.15%, 09/15/21 (Call 06/15/21)	750	799,365
5.13%, 04/15/20[a]	868	980,210
5.50%, 12/01/15[a]	1,610	1,794,650

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	$1,500	$1,476,060
5.13%, 06/01/19[a]	140	167,829
Series 15
5.50%, 04/01/14	80	84,276
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	140,162
5.15%, 12/01/19	115	134,055
Public Service Electric & Gas Co.
3.50%, 08/15/20	275	301,669
5.00%, 08/15/14	60	63,853
Series G
0.85%, 08/15/14	45	45,199
San Diego Gas & Electric Co.
3.00%, 08/15/21	600	635,017
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)[a]	300	313,348
4.75%, 05/15/21 (Call 02/15/21)	1,600	1,744,958
Scottish Power Ltd.
5.38%, 03/15/15	1,190	1,268,754
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	1,500	1,736,004
South Carolina Electric & Gas Co.
5.25%, 11/01/18	170	202,779
6.50%, 11/01/18	750	945,860
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	1,150	1,288,934
5.00%, 01/15/16	1,260	1,413,792
5.75%, 03/15/14	1,375	1,447,574
Series 04-F
4.65%, 04/01/15	90	97,156
Southern Co. (The)
1.95%, 09/01/16	1,215	1,254,609
2.38%, 09/15/15	1,700	1,765,431

Security	Principal (000s)	Value

Southern Power Co.
Series D
4.88%, 07/15/15	$2,120	$2,320,270
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174	1,420,825
Series E
5.55%, 01/15/17	250	284,213
Series F
5.88%, 03/01/18	1,000	1,174,700
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125	1,517,071
Tampa Electric Co.
6.10%, 05/15/18	1,000	1,232,154
TECO Finance Inc.
4.00%, 03/15/16	345	371,596
5.15%, 03/15/20	1,870	2,169,883
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,500	1,511,635
4.75%, 01/15/15	600	634,096
5.75%, 12/15/13	130	134,527
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,101,509
UIL Holdings Corp.
4.63%, 10/01/20	500	534,128
Union Electric Co.
5.10%, 10/01/19	210	247,749
5.40%, 02/01/16[a]	230	259,373
6.40%, 06/15/17	500	605,579
6.70%, 02/01/19	1,000	1,269,373
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)[a]	350	365,789
5.95%, 09/15/17[a]	1,150	1,389,509
Series A
5.40%, 01/15/16	410	464,071
Westar Energy Inc.
5.10%, 07/15/20	140	167,083
6.00%, 07/01/14	90	96,014

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	$650	$682,305
4.25%, 12/15/19	250	288,060
6.00%, 04/01/14	2,375	2,512,090
Wisconsin Power & Light Co.
5.00%, 07/15/19[a]	1,650	1,971,675
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	2,200	2,574,405

		220,203,441
ELECTRICAL COMPONENTS & EQUIPMENT — 0.19%
Emerson Electric Co.
2.63%, 02/15/23	2,500	2,518,916
4.13%, 04/15/15	1,800	1,926,487
4.25%, 11/15/20	125	142,702
4.75%, 10/15/15	170	187,438
4.88%, 10/15/19	1,200	1,408,669
5.25%, 10/15/18	1,484	1,773,854
Energizer Holdings Inc.
4.70%, 05/19/21	1,500	1,584,834
4.70%, 05/24/22	500	525,247

		10,068,147
ELECTRONICS — 0.64%
Agilent Technologies Inc.
5.00%, 07/15/20	1,100	1,241,515
5.50%, 09/14/15	1,750	1,942,333
6.50%, 11/01/17	800	963,459
Amphenol Corp.
4.75%, 11/15/14	2,700	2,868,675
Arrow Electronics Inc.
6.00%, 04/01/20	125	139,724
Avnet Inc.
5.88%, 03/15/14	1,000	1,043,397
5.88%, 06/15/20[a]	1,750	1,899,289
6.63%, 09/15/16[a]	350	398,604
Honeywell International Inc.
4.25%, 03/01/21	1,025	1,179,303
5.00%, 02/15/19	1,713	2,031,580
5.30%, 03/15/17	250	290,799

Security	Principal (000s)	Value

5.30%, 03/01/18	$938	$1,116,419
5.40%, 03/15/16	210	238,334
Jabil Circuit Inc.
4.70%, 09/15/22	1,500	1,515,000
Koninklijke Philips Electronics NV
3.75%, 03/15/22	1,396	1,500,268
5.75%, 03/11/18	2,118	2,537,267
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,650	1,805,950
Thermo Fisher Scientific Inc.
1.85%, 01/15/18[a]	2,000	2,016,501
2.05%, 02/21/14	1,100	1,115,503
2.25%, 08/15/16	1,000	1,033,719
3.20%, 03/01/16	1,447	1,534,233
3.25%, 11/20/14	1,970	2,050,725
3.60%, 08/15/21 (Call 05/15/21)	1,554	1,612,740
4.50%, 03/01/21	1,203	1,318,085
5.00%, 06/01/15	220	239,301

		33,632,723
ENGINEERING & CONSTRUCTION — 0.09%
ABB Finance (USA) Inc.
1.63%, 05/08/17	2,000	2,023,704
2.88%, 05/08/22	1,396	1,407,956
Fluor Corp.
3.38%, 09/15/21	1,100	1,158,986

		4,590,646
ENTERTAINMENT — 0.04%
International Game Technology
5.50%, 06/15/20	500	534,958
7.50%, 06/15/19	1,465	1,733,830

		2,268,788
ENVIRONMENTAL CONTROL — 0.28%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	2,096	2,166,484
3.80%, 05/15/18	250	275,352
5.00%, 03/01/20	1,629	1,873,414
5.50%, 09/15/19	1,795	2,135,514

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
Waste Management Inc.
2.60%, 09/01/16[a]	$900	$941,486
2.90%, 09/15/22 (Call 06/15/22)[a]	1,500	1,461,016
4.60%, 03/01/21 (Call 12/01/20)[a]	1,500	1,670,875
6.10%, 03/15/18	1,334	1,591,185
6.38%, 03/11/15	2,350	2,605,958

		14,721,284
FOOD — 1.72%
Campbell Soup Co.
3.05%, 07/15/17	500	535,904
3.38%, 08/15/14	1,930	2,009,105
4.25%, 04/15/21	1,000	1,109,380
4.50%, 02/15/19	580	662,677
ConAgra Foods Inc.
1.90%, 01/25/18	3,000	3,027,679
3.25%, 09/15/22	2,150	2,151,998
5.88%, 04/15/14	700	738,432
7.00%, 04/15/19	1,250	1,549,573
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19[a]	1,000	1,050,333
General Mills Inc.
1.55%, 05/16/14	1,000	1,012,704
3.15%, 12/15/21 (Call 09/15/21)	1,396	1,455,703
5.20%, 03/17/15	250	272,560
5.65%, 02/15/19	1,958	2,363,120
5.70%, 02/15/17	2,130	2,485,453
H.J. Heinz Co.
1.50%, 03/01/17[a]	1,500	1,515,000
2.00%, 09/12/16[a]	150	151,500
3.13%, 09/12/21 (Call 06/12/21)[a]	1,050	1,055,250
Hershey Co. (The)
1.50%, 11/01/16	1,800	1,833,632
4.13%, 12/01/20	600	677,830
4.85%, 08/15/15	140	154,069
5.45%, 09/01/16	180	206,412

Security	Principal (000s)	Value
Hormel Foods Corp.
4.13%, 04/15/21	$125	$136,116
Ingredion Inc.
3.20%, 11/01/15	250	260,068
4.63%, 11/01/20	1,150	1,261,531
J.M. Smucker Co. (The)
3.50%, 10/15/21	2,000	2,077,208
Kellogg Co.
1.88%, 11/17/16	1,500	1,539,397
2.75%, 03/01/23	1,000	998,378
3.25%, 05/21/18	940	1,018,238
4.00%, 12/15/20	1,163	1,291,086
4.15%, 11/15/19	1,250	1,405,074
4.45%, 05/30/16	2,792	3,075,408
Kraft Foods Group Inc.
1.63%, 06/04/15	650	662,129
2.25%, 06/05/17	4,100	4,251,776
3.50%, 06/06/22	4,500	4,696,051
6.13%, 08/23/18	1,000	1,221,558
Kraft Foods Inc.
4.13%, 02/09/16	2,336	2,546,895
5.38%, 02/10/20	3,209	3,807,371
6.13%, 02/01/18	2,801	3,378,381
6.13%, 08/23/18	3,488	4,256,728
6.50%, 08/11/17	2,448	2,966,131
Kroger Co. (The)
2.20%, 01/15/17	1,350	1,392,996
3.40%, 04/15/22 (Call 01/15/22)[a]	1,000	1,024,015
3.90%, 10/01/15	1,300	1,397,989
4.95%, 01/15/15	90	96,674
6.15%, 01/15/20	53	63,703
6.40%, 08/15/17	1,750	2,092,933
6.80%, 12/15/18	290	359,403
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,300,889
Nabisco Inc.
7.55%, 06/15/15	280	321,780
Safeway Inc.
3.95%, 08/15/20[a]	500	506,819

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
4.75%, 12/01/21[a]	$2,000	$2,081,443
5.00%, 08/15/19[a]	55	59,555
5.63%, 08/15/14	50	53,037
6.35%, 08/15/17[a]	1,050	1,202,602
Sara Lee Corp.
2.75%, 09/15/15	100	102,876
4.10%, 09/15/20	798	824,743
Sysco Corp.
5.25%, 02/12/18	2,000	2,361,246
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	1,000	1,081,861
6.60%, 04/01/16[a]	800	904,000
Unilever Capital Corp.
0.85%, 08/02/17	1,700	1,686,606
2.75%, 02/10/16	430	453,686
3.65%, 02/15/14	2,500	2,575,119
4.25%, 02/10/21	1,769	2,026,564
4.80%, 02/15/19	186	219,649

		91,058,026
FOREST PRODUCTS & PAPER — 0.33%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	2,000	2,081,540
5.63%, 04/20/15	120	128,312
7.25%, 07/29/19[a]	1,325	1,581,401
Domtar Corp.
10.75%, 06/01/17	1,000	1,285,000
International Paper Co.
5.25%, 04/01/16[a]	340	374,487
5.30%, 04/01/15	280	301,176
7.40%, 06/15/14[a]	1,076	1,161,853
7.50%, 08/15/21	2,416	3,140,964
7.95%, 06/15/18	2,747	3,535,732
9.38%, 05/15/19	1,331	1,821,419
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,700	1,845,495
5.88%, 11/15/15	270	294,503

		17,551,882

Security	Principal (000s)	Value
GAS — 0.20%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	$1,300	$1,397,961
5.25%, 08/15/19	1,450	1,727,356
6.38%, 07/15/16[a]	425	495,166
Atmos Energy Corp.
4.95%, 10/15/14	120	127,619
6.35%, 06/15/17	150	179,258
CenterPoint Energy Inc.
5.95%, 02/01/17	200	231,227
Consolidated Natural Gas Co.
Series A
5.00%, 12/01/14	110	118,224
National Grid PLC
6.30%, 08/01/16	2,084	2,412,155
Questar Corp.
2.75%, 02/01/16	200	207,981
Sempra Energy
6.15%, 06/15/18	1,484	1,818,922
9.80%, 02/15/19	1,250	1,764,470
Southern California Gas Co. Series HH
5.45%, 04/15/18	200	237,511

		10,717,850
HAND & MACHINE TOOLS — 0.08%
Kennametal Inc.
3.88%, 02/15/22[a]	442	456,758
Snap-On Inc.
4.25%, 01/15/18	450	489,073
6.13%, 09/01/21	125	152,663
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,500	1,501,417
3.40%, 12/01/21 (Call 09/01/21)	590	608,554
5.75%, 11/15/16	820	935,584

		4,144,049
HEALTH CARE — PRODUCTS — 0.89%
Baxter International Inc.
1.85%, 01/15/17	1,650	1,693,435

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
2.40%, 08/15/22	$1,000	$980,152
4.00%, 03/01/14	160	165,507
4.25%, 03/15/20	650	734,706
4.50%, 08/15/19[a]	1,200	1,380,609
4.63%, 03/15/15	190	204,893
5.38%, 06/01/18	250	296,603
5.90%, 09/01/16	1,100	1,271,771
Becton, Dickinson and Co.
1.75%, 11/08/16	900	920,418
3.13%, 11/08/21	1,787	1,861,112
3.25%, 11/12/20	2,000	2,127,694
Boston Scientific Corp.
4.50%, 01/15/15	2,390	2,531,249
6.00%, 01/15/20	2,062	2,403,323
6.40%, 06/15/16	1,500	1,719,345
CareFusion Corp.
5.13%, 08/01/14	1,650	1,746,840
6.38%, 08/01/19	1,205	1,427,391
Covidien International Finance SA
4.20%, 06/15/20	4,050	4,538,013
6.00%, 10/15/17	1,061	1,270,649
CR Bard Inc.
1.38%, 01/15/18	1,250	1,245,416
2.88%, 01/15/16	700	737,068
4.40%, 01/15/21 (Call 10/15/20)	125	139,656
Hospira Inc.
5.90%, 06/15/14	100	106,132
6.05%, 03/30/17	1,800	2,061,222
6.40%, 05/15/15	45	49,616
Medtronic Inc.
2.63%, 03/15/16	1,600	1,671,750
3.00%, 03/15/15	220	230,024
4.13%, 03/15/21 (Call 12/15/20)	1,500	1,689,835
4.45%, 03/15/20	2,094	2,408,728
5.60%, 03/15/19	750	898,954
Series B
4.75%, 09/15/15	420	462,237
St. Jude Medical Inc.
2.50%, 01/15/16	250	258,789

Security	Principal (000s)	Value
3.75%, 07/15/14	$1,720	$1,792,859
4.88%, 07/15/19[a]	1,000	1,138,895
Stryker Corp.
2.00%, 09/30/16	990	1,019,085
4.38%, 01/15/20[a]	1,500	1,677,699
Zimmer Holdings Inc.
1.40%, 11/30/14	570	575,483
3.38%, 11/30/21 (Call 08/30/21)	1,180	1,209,533
4.63%, 11/30/19	350	390,085

		47,036,776
HEALTH CARE — SERVICES — 1.12%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	1,000	1,013,856
2.75%, 11/15/22 (Call 08/15/22)	1,950	1,894,955
3.95%, 09/01/20	1,257	1,364,058
4.13%, 06/01/21 (Call 03/01/21)	1,700	1,855,530
6.00%, 06/15/16	838	966,440
Cigna Corp.
2.75%, 11/15/16	1,150	1,212,267
4.00%, 02/15/22 (Call 11/15/21)	149	160,480
4.38%, 12/15/20 (Call 09/15/20)	900	999,315
4.50%, 03/15/21 (Call 12/15/20)	2,336	2,613,202
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,215	1,427,312
5.95%, 03/15/17	1,150	1,332,533
Howard Hughes Medical Institute
3.45%, 09/01/14	750	783,668
Humana Inc.
6.30%, 08/01/18	200	236,573
6.45%, 06/01/16	340	390,844
7.20%, 06/15/18	2,600	3,201,338

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
2.20%, 08/23/17	$1,500	$1,532,020
3.13%, 05/15/16	1,500	1,573,588
4.63%, 11/15/20 (Call 08/15/20)	1,350	1,471,874
5.63%, 12/15/15[a]	170	190,598
Quest Diagnostics Inc.
4.70%, 04/01/21	1,500	1,638,048
4.75%, 01/30/20	150	162,972
5.45%, 11/01/15	1,470	1,619,408
6.40%, 07/01/17	480	564,551
UnitedHealth Group Inc.
1.40%, 10/15/17	2,000	2,011,377
1.63%, 03/15/19	5,000	5,020,717
1.88%, 11/15/16[a]	900	927,912
3.38%, 11/15/21 (Call 08/15/21)	1,800	1,899,879
3.88%, 10/15/20 (Call 07/15/20)[a]	100	109,287
4.70%, 02/15/21 (Call 11/15/20)	1,300	1,490,669
4.88%, 03/15/15	1,322	1,433,143
6.00%, 06/15/17	2,250	2,687,327
6.00%, 02/15/18	2,169	2,627,353
WellPoint Inc.
1.88%, 01/15/18	1,250	1,263,478
3.13%, 05/15/22	1,396	1,400,017
3.30%, 01/15/23	1,000	1,009,223
3.70%, 08/15/21 (Call 05/15/21)	900	949,664
4.35%, 08/15/20[a]	1,000	1,107,999
5.00%, 12/15/14	1,775	1,908,977
5.25%, 01/15/16	1,862	2,074,262
5.88%, 06/15/17	1,350	1,591,162
6.00%, 02/15/14	1,130	1,187,000

		58,904,876
HOLDING COMPANIES — DIVERSIFIED — 0.05%
Encana Holdings Finance Corp.
5.80%, 05/01/14	2,510	2,652,565

		2,652,565

Security	Principal (000s)	Value
HOME BUILDERS — 0.03%
MDC Holdings Inc.
5.38%, 12/15/14	$70	$74,725
5.38%, 07/01/15	150	161,250
5.63%, 02/01/20	1,250	1,381,250

		1,617,225
HOME FURNISHINGS — 0.08%
Whirlpool Corp.
3.70%, 03/01/23	1,500	1,517,720
4.85%, 06/15/21[a]	700	770,703
8.60%, 05/01/14	1,600	1,737,820

		4,026,243
HOUSEHOLD PRODUCTS & WARES — 0.23%
Avery Dennison Corp.
5.38%, 04/15/20	150	163,846
Church & Dwight Co. Inc.
2.88%, 10/01/22[a]	1,000	990,588
3.35%, 12/15/15	150	157,257
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	900	904,558
3.55%, 11/01/15	200	212,625
3.80%, 11/15/21	460	490,231
5.00%, 01/15/15	1,620	1,738,495
5.95%, 10/15/17	620	730,511
Kimberly-Clark Corp.
2.40%, 03/01/22	220	219,320
3.63%, 08/01/20[a]	750	820,689
3.88%, 03/01/21	400	444,607
4.88%, 08/15/15[a]	330	364,814
6.13%, 08/01/17	1,058	1,283,880
6.25%, 07/15/18	140	174,996
7.50%, 11/01/18	1,600	2,119,320
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,225	1,289,963

		12,105,700
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.
2.05%, 12/01/17	1,000	1,004,377

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
4.00%, 06/15/22 (Call 03/15/22)	$1,000	$1,043,299
4.70%, 08/15/20[a]	600	663,944
6.25%, 04/15/18	200	238,464

		2,950,084
INSURANCE — 3.36%
ACE INA Holdings Inc.
2.60%, 11/23/15	1,600	1,675,596
5.70%, 02/15/17	1,500	1,750,319
5.80%, 03/15/18	200	242,638
5.88%, 06/15/14	1,110	1,183,651
5.90%, 06/15/19	825	1,019,562
AEGON Funding Co. LLC
5.75%, 12/15/20	360	421,784
Aflac Inc.
2.65%, 02/15/17	1,750	1,833,691
3.45%, 08/15/15[a]	1,050	1,115,038
4.00%, 02/15/22	200	212,555
8.50%, 05/15/19	800	1,082,354
Alleghany Corp.
5.63%, 09/15/20	650	735,831
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[a]	575	644,279
Allstate Corp. (The)
5.00%, 08/15/14	1,856	1,970,977
6.20%, 05/16/14	230	245,296
6.75%, 05/15/18	230	285,640
7.45%, 05/16/19	1,475	1,931,729
American International Group Inc.
3.80%, 03/22/17	3,258	3,528,805
4.25%, 09/15/14	2,810	2,951,586
4.88%, 09/15/16	2,507	2,800,316
4.88%, 06/01/22	4,531	5,138,773
5.05%, 10/01/15	1,536	1,687,452
5.45%, 05/18/17	177	202,690
5.60%, 10/18/16[a]	2,940	3,353,139
5.85%, 01/16/18	2,885	3,390,655
6.40%, 12/15/20	2,764	3,436,496
8.25%, 08/15/18	2,625	3,421,018
Aon Corp.
3.13%, 05/27/16	350	368,480

Security	Principal (000s)	Value
3.50%, 09/30/15	$750	$788,916
5.00%, 09/30/20[a]	2,000	2,271,041
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	650	718,426
Axis Capital Holdings Ltd.
5.75%, 12/01/14	200	213,565
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,712,006
Berkshire Hathaway Finance Corp.
2.45%, 12/15/15[a]	1,000	1,049,834
3.00%, 05/15/22[a]	1,500	1,519,468
3.20%, 02/11/15	2,250	2,365,427
4.25%, 01/15/21[a]	2,108	2,363,924
4.85%, 01/15/15	2,360	2,549,023
5.10%, 07/15/14	120	127,720
5.40%, 05/15/18[a]	828	986,685
Berkshire Hathaway Inc.
1.90%, 01/31/17	5,085	5,245,781
2.20%, 08/15/16	1,582	1,657,342
3.00%, 02/11/23	5,000	5,039,217
3.40%, 01/31/22[a]	750	785,965
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,582,714
6.38%, 03/29/67 (Call 04/15/17)[d]	1,500	1,627,500
CNA Financial Corp.
5.75%, 08/15/21[a]	240	282,908
5.85%, 12/15/14	1,650	1,779,415
5.88%, 08/15/20[a]	1,500	1,763,327
6.50%, 08/15/16	210	241,020
7.35%, 11/15/19	105	132,895
Everest Reinsurance Holdings Inc.
5.40%, 10/15/14	90	95,209
Fidelity National Financial Inc.
5.50%, 09/01/22	1,000	1,114,369
Genworth Financial Inc.
4.95%, 10/01/15[a]	210	222,600
5.75%, 06/15/14[a]	2,410	2,532,910
6.52%, 05/22/18[a]	1,575	1,756,125
7.20%, 02/15/21	250	287,500
7.63%, 09/24/21[a]	1,700	2,014,500

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
8.63%, 12/15/16	$500	$597,500
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	909,369
Hartford Financial Services Group Inc.
4.00%, 10/15/17[a]	2,500	2,754,198
6.00%, 01/15/19	2,000	2,373,692
6.30%, 03/15/18	1,737	2,083,823
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	151,556
ING U.S. Inc.
5.50%, 07/15/22[b]	1,500	1,651,124
Jefferson-Pilot Corp.
4.75%, 01/30/14	90	93,244
Kemper Corp.
6.00%, 11/30/15	1,000	1,071,822
6.00%, 05/15/17	350	381,736
Lincoln National Corp.
4.20%, 03/15/22[a]	2,000	2,154,504
4.85%, 06/24/21	150	168,419
6.25%, 02/15/20	550	659,985
7.00%, 05/17/66 (Call 05/17/16)[d]	1,000	1,020,000
8.75%, 07/01/19	830	1,120,313
Loews Corp.
5.25%, 03/15/16	260	289,268
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,048,689
4.90%, 09/17/20	500	558,752
Markel Corp.
5.35%, 06/01/21	1,800	2,017,758
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	1,475	1,660,771
5.75%, 09/15/15	1,874	2,089,379
9.25%, 04/15/19	500	678,485
MetLife Inc.
1.76%, 12/15/17	1,000	1,008,576
2.38%, 02/06/14	2,180	2,216,996
4.75%, 02/08/21	1,801	2,061,952

Security	Principal (000s)	Value
5.00%, 06/15/15	$2,293	$2,508,552
5.50%, 06/15/14	350	372,246
6.75%, 06/01/16	2,541	2,993,601
7.72%, 02/15/19	1,722	2,247,000
PartnerRe Finance B LLC
5.50%, 06/01/20[a]	800	904,990
Principal Financial Group Inc.
3.30%, 09/15/22	1,550	1,574,327
8.88%, 05/15/19	500	673,490
Principal Life Income Funding Trusts
5.10%, 04/15/14	120	125,969
Progressive Corp. (The)
3.75%, 08/23/21[a]	975	1,060,705
6.70%, 06/15/67 (Call 06/15/17)[a,d]	1,000	1,100,000
Protective Life Corp.
7.38%, 10/15/19	700	847,412
Prudential Financial Inc.
3.00%, 05/12/16	750	791,006
4.50%, 11/16/21	750	836,327
4.75%, 04/01/14	130	135,680
5.50%, 03/15/16	170	191,207
5.88%, 09/15/42 (Call 09/15/22)[d]	1,000	1,050,000
6.20%, 01/15/15	50	54,698
7.38%, 06/15/19	2,993	3,832,500
8.88%, 06/15/68 (Call 06/15/18)[d]	1,000	1,215,000
Series B
5.10%, 09/20/14	2,450	2,608,539
Series C
4.75%, 06/13/15	270	292,196
Series D
3.88%, 01/14/15	1,740	1,834,269
4.75%, 09/17/15	2,327	2,542,974
6.00%, 12/01/17	996	1,184,455
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,595	1,760,445
6.45%, 11/15/19	1,200	1,433,392

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
RenRe North America Holdings Inc.
5.75%, 03/15/20[a]	$125	$141,258
StanCorp Financial Group Inc.
5.00%, 08/15/22[a]	950	979,698
Swiss Re Solutions Holding Corp.
6.45%, 03/01/19	200	239,417
Torchmark Corp.
3.80%, 09/15/22	1,000	1,021,006
6.38%, 06/15/16	350	395,509
9.25%, 06/15/19	325	439,429
Transatlantic Holdings Inc.
5.75%, 12/14/15	1,680	1,862,200
Travelers Companies Inc. (The)
3.90%, 11/01/20[a]	1,500	1,674,647
5.50%, 12/01/15	320	359,946
5.75%, 12/15/17	530	639,070
5.80%, 05/15/18	1,937	2,368,540
6.25%, 06/20/16	500	584,176
Unum Group
5.63%, 09/15/20[a]	600	690,763
7.13%, 09/30/16	650	768,251
Willis Group Holdings PLC
5.75%, 03/15/21	400	448,046
Willis North America Inc.
5.63%, 07/15/15	310	337,454
6.20%, 03/28/17	860	980,642
7.00%, 09/29/19	1,600	1,910,638
WR Berkley Corp.
4.63%, 03/15/22	2,100	2,266,734
5.38%, 09/15/20	300	337,229
7.38%, 09/15/19	250	308,600
XL Group PLC
5.25%, 09/15/14	2,130	2,252,926

		177,456,752
INTERNET — 0.40%
Amazon.com Inc.
0.65%, 11/27/15	1,500	1,498,211
1.20%, 11/29/17	1,500	1,492,920
2.50%, 11/29/22 (Call 08/29/22)	1,500	1,453,269

Security	Principal (000s)	Value
Baidu Inc.
3.50%, 11/28/22[a]	$2,000	$1,988,736
eBay Inc.
1.35%, 07/15/17	908	917,552
1.63%, 10/15/15	1,000	1,025,465
2.60%, 07/15/22 (Call 04/15/22)	372	367,761
3.25%, 10/15/20 (Call 07/15/20)	1,550	1,639,779
Expedia Inc.
5.95%, 08/15/20	1,400	1,540,000
7.46%, 08/15/18	500	592,500
Google Inc.
1.25%, 05/19/14	2,600	2,629,527
2.13%, 05/19/16	707	738,990
3.63%, 05/19/21	1,461	1,612,230
Symantec Corp.
2.75%, 09/15/15	1,000	1,034,976
2.75%, 06/15/17 (Call 05/15/17)	1,000	1,032,029
4.20%, 09/15/20	1,500	1,570,197

		21,134,142
IRON & STEEL — 0.16%
Allegheny Technologies Inc.
9.38%, 06/01/19	550	708,374
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	2,000	2,071,350
4.80%, 10/01/20[a]	1,960	1,998,808
5.90%, 03/15/20	350	382,839
Nucor Corp.
5.75%, 12/01/17[a]	1,350	1,611,874
5.85%, 06/01/18[a]	1,200	1,452,243
Reliance Steel & Aluminum Co.
6.20%, 11/15/16[a]	290	328,398

		8,553,886
LODGING — 0.26%
Hyatt Hotels Corp.
3.88%, 08/15/16 (Call 07/15/16)	170	181,378
5.38%, 08/15/21 (Call 05/15/21)	1,170	1,299,898

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	$1,500	$1,576,714
3.25%, 09/15/22 (Call 06/15/22)	1,000	992,812
5.81%, 11/10/15	230	254,479
6.20%, 06/15/16	200	227,974
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,500	1,479,184
6.75%, 05/15/18	1,200	1,460,333
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	2,500	2,516,996
2.95%, 03/01/17 (Call 02/01/17)	1,550	1,582,708
4.25%, 03/01/22 (Call 12/01/21)	800	824,301
5.63%, 03/01/21	305	343,348
5.75%, 02/01/18	1,000	1,129,555
6.00%, 12/01/16[a]	14	15,904

		13,885,584
MACHINERY — 0.53%
Caterpillar Inc.
1.38%, 05/27/14	3,940	3,986,734
2.60%, 06/26/22 (Call 03/26/22)	1,500	1,501,385
3.90%, 05/27/21	2,973	3,295,460
5.70%, 08/15/16	4,004	4,610,627
7.90%, 12/15/18	2,374	3,178,573
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	792	795,903
4.38%, 10/16/19	553	641,441
6.95%, 04/25/14	190	204,254
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,000	992,894

Security	Principal (000s)	Value
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	$250	$266,278
Joy Global Inc.
5.13%, 10/15/21	2,400	2,661,907
Rockwell Automation Inc.
5.65%, 12/01/17	300	354,556
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,498,351
6.25%, 09/01/19	1,350	1,629,240
Xylem Inc.
3.55%, 09/20/16	250	266,325
4.88%, 10/01/21	1,750	1,970,053

		27,853,981
MANUFACTURING — 1.21%
3M Co.
1.00%, 06/26/17[a]	1,000	1,001,990
1.38%, 09/29/16	1,722	1,761,774
2.00%, 06/26/22	1,500	1,476,263
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,500	1,477,318
Cooper US Inc.
2.38%, 01/15/16	350	362,079
3.88%, 12/15/20 (Call 09/15/20)	2,010	2,164,642
6.10%, 07/01/17	200	235,939
Danaher Corp.
1.30%, 06/23/14	315	318,313
2.30%, 06/23/16	100	104,892
3.90%, 06/23/21 (Call 03/23/21)	2,450	2,727,593
5.40%, 03/01/19	558	674,134
5.63%, 01/15/18	1,100	1,306,547
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,000	2,276,901
4.88%, 10/15/15	180	199,295
5.45%, 03/15/18	100	119,622

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
Eaton Corp. PLC
5.60%, 05/15/18[a]	$1,750	$2,059,663
6.95%, 03/20/19	405	504,284
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[d]	1,250	1,315,625
General Electric Co.
0.85%, 10/09/15	4,500	4,515,766
2.70%, 10/09/22	4,000	3,993,727
5.25%, 12/06/17	6,082	7,147,267
Harsco Corp.
2.70%, 10/15/15	1,500	1,515,562
5.75%, 05/15/18	1,500	1,646,321
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	955	1,025,480
5.15%, 04/01/14	2,000	2,096,007
6.25%, 04/01/19	500	617,818
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	3,642	4,470,102
Ingersoll-Rand PLC
4.75%, 05/15/15	110	117,132
Parker Hannifin Corp.
3.50%, 09/15/22	1,000	1,072,227
Pentair Finance SA
2.65%, 12/01/19[b]	1,500	1,490,493
3.15%, 09/15/22 (Call 06/15/22)[b]	1,250	1,215,908
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	996,998
Textron Inc.
4.63%, 09/21/16	725	783,516
5.60%, 12/01/17	1,495	1,690,356
5.95%, 09/21/21 (Call 06/21/21)	725	841,398
Turlock Corp.
1.50%, 11/02/17[b]	3,650	3,642,971
2.75%, 11/02/22[b]	1,500	1,457,813

Security	Principal (000s)	Value
Tyco Electronics Group SA
4.88%, 01/15/21	$2,350	$2,564,068
6.55%, 10/01/17	1,000	1,198,165

		64,185,969
MEDIA — 3.05%
CBS Corp.
1.95%, 07/01/17	1,000	1,015,312
3.38%, 03/01/22 (Call 12/01/21)	2,500	2,531,605
4.63%, 05/15/18	170	190,587
5.75%, 04/15/20	2,000	2,351,886
8.88%, 05/15/19	300	402,468
Comcast Corp.
3.13%, 07/15/22	4,750	4,861,209
4.95%, 06/15/16	1,070	1,202,694
5.15%, 03/01/20	3,292	3,874,821
5.30%, 01/15/14	790	823,113
5.70%, 05/15/18	1,675	2,022,909
5.70%, 07/01/19	500	608,432
5.85%, 11/15/15	1,806	2,039,510
5.90%, 03/15/16	3,867	4,436,526
6.30%, 11/15/17	4,598	5,584,661
6.50%, 01/15/17	2,513	3,016,181
COX Communications Inc.
5.45%, 12/15/14	347	376,611
5.50%, 10/01/15	610	681,588
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	1,500	1,474,917
2.40%, 03/15/17	3,062	3,134,115
3.50%, 03/01/16	2,476	2,624,494
3.55%, 03/15/15	2,045	2,139,642
3.80%, 03/15/22	1,862	1,866,437
4.60%, 02/15/21 (Call 11/15/20)	428	457,725
4.75%, 10/01/14	1,850	1,957,369
5.00%, 03/01/21	3,589	3,912,532
5.88%, 10/01/19	3,388	3,994,065
Discovery Communications LLC
3.30%, 05/15/22[a]	1,000	1,008,805
3.70%, 06/01/15	1,780	1,889,762

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
4.38%, 06/15/21	$1,250	$1,376,369
5.05%, 06/01/20	2,027	2,347,558
5.63%, 08/15/19[a]	1,050	1,247,731
Historic TW Inc.
6.88%, 06/15/18	1,380	1,700,170
McGraw-Hill Companies Inc. (The)
5.90%, 11/15/17	1,225	1,371,086
NBCUniversal Media LLC
2.10%, 04/01/14	2,000	2,031,819
2.88%, 04/01/16	3,297	3,487,334
3.65%, 04/30/15	3,500	3,714,007
5.15%, 04/30/20	3,126	3,691,214
News America Inc.
3.00%, 09/15/22	2,000	1,965,952
4.50%, 02/15/21[a]	3,513	3,957,990
5.30%, 12/15/14	1,773	1,916,260
5.65%, 08/15/20	200	239,473
6.90%, 03/01/19[a]	800	1,002,453
8.25%, 08/10/18	100	132,358
Reed Elsevier Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)[b]	84	81,186
8.63%, 01/15/19	2,200	2,868,134
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,049,695
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,066,651
4.70%, 10/15/19	1,300	1,473,280
5.70%, 10/01/14	1,300	1,397,998
6.50%, 07/15/18	1,582	1,947,143
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	2,663	2,822,798
4.13%, 02/15/21 (Call 11/15/20)	250	266,770
5.00%, 02/01/20	1,862	2,100,633
5.85%, 05/01/17	2,549	2,967,927
6.75%, 07/01/18	3,901	4,788,840
7.50%, 04/01/14	3,500	3,752,644
8.25%, 02/14/14	1,400	1,499,294

Security	Principal (000s)	Value
8.25%, 04/01/19	$2,798	$3,644,898
8.75%, 02/14/19	1,396	1,860,004
Time Warner Inc.
4.00%, 01/15/22	750	805,693
4.70%, 01/15/21	1,977	2,212,732
4.75%, 03/29/21	2,290	2,568,820
4.88%, 03/15/20	2,295	2,630,672
5.88%, 11/15/16	2,609	3,041,470
7.25%, 10/15/17	400	495,601
Viacom Inc.
1.25%, 02/27/15	1,300	1,310,388
2.50%, 12/15/16	1,800	1,879,597
3.50%, 04/01/17	1,150	1,243,000
3.88%, 12/15/21[a]	1,000	1,073,647
4.38%, 09/15/14	300	316,779
4.50%, 03/01/21	1,200	1,341,798
5.63%, 09/15/19	600	712,343
6.13%, 10/05/17	160	191,139
6.25%, 04/30/16	1,862	2,146,758
Walt Disney Co. (The)
0.88%, 12/01/14	1,500	1,509,944
1.10%, 12/01/17	1,000	996,642
1.13%, 02/15/17	2,409	2,406,414
1.35%, 08/16/16	1,506	1,534,721
2.35%, 12/01/22	2,000	1,955,709
2.55%, 02/15/22[a]	200	200,182
3.75%, 06/01/21	1,750	1,927,409
4.50%, 12/15/13	2,020	2,085,240
5.50%, 03/15/19	1,600	1,931,935
5.63%, 09/15/16	93	107,743
Series B
5.88%, 12/15/17	100	120,899
6.20%, 06/20/14	130	139,797
Washington Post Co. (The)
7.25%, 02/01/19	100	118,981

		161,255,698
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
1.25%, 01/15/18	1,525	1,522,633

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
2.50%, 01/15/23 (Call 10/15/22)	$1,675	$1,650,594

		3,173,227
MINING — 1.95%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	2,532	2,661,357
5.55%, 02/01/17[a]	1,173	1,289,429
5.72%, 02/23/19	279	305,019
6.15%, 08/15/20	1,601	1,767,936
6.75%, 07/15/18	3,579	4,096,318
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	1,250	1,256,113
5.38%, 04/15/20[a]	1,650	1,743,389
Barrick Gold Corp.
1.75%, 05/30/14	120	121,571
2.90%, 05/30/16	2,936	3,085,831
3.85%, 04/01/22	3,175	3,263,628
6.95%, 04/01/19	1,396	1,732,694
Barrick Gold Finance Co.
4.88%, 11/15/14	160	170,755
Barrick North America Finance LLC
4.40%, 05/30/21	1,103	1,180,182
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	1,500	1,666,748
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15[a]	5,400	5,452,717
1.13%, 11/21/14	190	192,053
1.63%, 02/24/17	3,296	3,361,552
1.88%, 11/21/16	2,327	2,405,536
2.88%, 02/24/22	1,195	1,224,206
3.25%, 11/21/21	2,382	2,529,145
5.50%, 04/01/14	1,120	1,181,127
6.50%, 04/01/19	2,244	2,863,546
7.25%, 03/01/16	670	791,273
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	2,860	2,874,075
2.15%, 03/01/17	850	858,056

Security	Principal (000s)	Value
3.55%, 03/01/22 (Call 12/01/21)	$1,862	$1,842,404
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,247	1,261,619
5.13%, 10/01/19	2,038	2,347,107
Rio Tinto Alcan Inc.
5.00%, 06/01/15	210	229,409
5.20%, 01/15/14	190	197,346
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	1,200	1,230,979
2.25%, 09/20/16	2,350	2,446,422
2.50%, 05/20/16	2,000	2,093,507
3.50%, 11/02/20	2,048	2,172,655
3.75%, 09/20/21	2,132	2,280,303
4.13%, 05/20/21	1,210	1,324,294
6.50%, 07/15/18	4,898	6,056,700
8.95%, 05/01/14	2,310	2,531,179
9.00%, 05/01/19	1,089	1,513,581
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	2,400	2,421,046
1.63%, 08/21/17 (Call 07/21/17)	1,500	1,512,224
2.88%, 08/21/22 (Call 05/21/22)	1,000	996,419
Southern Copper Corp.
3.50%, 11/08/22[a]	2,550	2,539,851
Teck Resources Ltd.
2.50%, 02/01/18	1,400	1,425,833
3.00%, 03/01/19[a]	1,550	1,601,435
3.85%, 08/15/17	100	107,836
4.75%, 01/15/22 (Call 10/15/21)	2,000	2,163,258
5.38%, 10/01/15	1,000	1,104,690
Vale Inco Ltd.
5.70%, 10/15/15	70	76,972
Vale Overseas Ltd.
4.38%, 01/11/22[a]	2,250	2,339,859
4.63%, 09/15/20	3,000	3,203,761
5.63%, 09/15/19[a]	1,500	1,711,239
6.25%, 01/11/16	2,190	2,447,514

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
6.25%, 01/23/17	$1,322	$1,509,102
Xstrata Canada Corp.
5.38%, 06/01/15	760	824,123
6.00%, 10/15/15	1,470	1,637,669

		103,224,592
MULTI-NATIONAL — 5.56%
African Development Bank
1.13%, 03/15/17	1,500	1,527,893
2.50%, 03/15/16	4,800	5,088,678
3.00%, 05/27/14	2,900	2,996,770
Corporacion Andina de Fomento
3.75%, 01/15/16	2,000	2,108,671
4.38%, 06/15/22	3,834	4,171,351
Council of Europe Development Bank
1.50%, 02/22/17	6,000	6,162,472
1.50%, 06/19/17	1,000	1,024,085
2.75%, 02/10/15	2,000	2,090,482
European Bank for Reconstruction and Development
0.75%, 09/01/17	2,000	1,996,916
1.00%, 02/16/17	4,500	4,555,823
1.38%, 10/20/16	2,300	2,364,462
1.63%, 09/03/15	5,500	5,662,089
2.50%, 03/15/16	3,000	3,179,491
European Investment Bank
1.00%, 07/15/15	6,900	6,993,491
1.00%, 12/15/17	10,750	10,722,924
1.00%, 03/15/18	7,000	6,972,713
1.13%, 09/15/17	5,250	5,289,808
1.25%, 02/14/14	12,850	12,970,290
1.50%, 05/15/14	14,500	14,709,992
1.63%, 09/01/15	8,700	8,954,868
1.63%, 06/15/17	6,000	6,186,370
1.75%, 03/15/17	8,800	9,121,411
2.13%, 07/15/16	7,750	8,136,945
2.25%, 03/15/16	5,750	6,045,511
2.50%, 05/16/16	8,250	8,744,781
2.75%, 03/23/15	10,800	11,321,038
2.88%, 09/15/20	9,250	10,013,523
3.00%, 04/08/14	2,600	2,677,178

Security	Principal (000s)	Value
3.13%, 06/04/14	$2,450	$2,535,809
4.63%, 05/15/14[a]	12,192	12,816,013
4.88%, 01/17/17	4,250	4,911,549
5.13%, 09/13/16	8,950	10,321,472
5.13%, 05/30/17	2,500	2,936,746
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,499,460
International Bank for Reconstruction and Development
0.50%, 04/15/16	5,000	5,005,363
0.88%, 04/17/17	10,850	10,932,916
1.00%, 09/15/16	8,900	9,047,392
1.13%, 08/25/14	7,250	7,335,187
2.13%, 03/15/16	9,000	9,453,802
2.38%, 05/26/15	9,050	9,451,166
International Finance Corp.
1.13%, 11/23/16	9,050	9,230,322
2.13%, 11/17/17	3,500	3,706,120
2.25%, 04/11/16	5,550	5,854,177
2.75%, 04/20/15	2,000	2,101,476
Series G
3.00%, 04/22/14	5,550	5,721,798
Nordic Investment Bank
0.75%, 01/17/18	1,000	993,064
1.00%, 03/07/17	400	405,173
2.25%, 03/15/16	5,000	5,261,607
2.63%, 10/06/14	2,000	2,074,267
5.00%, 02/01/17	512	597,119

		293,982,024
OFFICE & BUSINESS EQUIPMENT — 0.31%
Pitney Bowes Inc.
4.75%, 01/15/16[a]	410	430,170
4.75%, 05/15/18	190	194,804
4.88%, 08/15/14	140	146,789
5.00%, 03/15/15	2,120	2,218,484
5.75%, 09/15/17[a]	1,987	2,121,254
Xerox Corp.
2.95%, 03/15/17	500	510,468
4.25%, 02/15/15	2,570	2,698,353
4.50%, 05/15/21[a]	1,629	1,715,885

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
5.63%, 12/15/19	$900	$1,011,571
6.35%, 05/15/18	2,476	2,872,505
6.40%, 03/15/16	1,800	2,021,041
6.75%, 02/01/17	200	230,448
8.25%, 05/15/14	60	65,013

		16,236,785
OIL & GAS — 4.91%
Anadarko Petroleum Corp.
5.95%, 09/15/16	2,833	3,255,350
6.38%, 09/15/17	1,582	1,888,241
6.95%, 06/15/19	750	944,605
7.63%, 03/15/14	2,030	2,169,869
8.70%, 03/15/19[a]	1,569	2,103,872
Apache Corp.
1.75%, 04/15/17[a]	1,100	1,120,120
3.25%, 04/15/22 (Call 01/15/22)	1,862	1,921,729
3.63%, 02/01/21 (Call 11/01/20)[a]	2,000	2,147,501
5.63%, 01/15/17	1,005	1,168,907
Apache Finance Canada Corp.
4.38%, 05/15/15	80	86,159
BP Capital Markets PLC
1.38%, 11/06/17	1,000	1,000,998
1.85%, 05/05/17[a]	2,665	2,723,658
3.13%, 10/01/15	4,704	4,977,597
3.20%, 03/11/16	3,512	3,738,621
3.25%, 05/06/22	2,792	2,871,694
3.63%, 05/08/14	3,150	3,269,158
3.88%, 03/10/15	3,950	4,198,101
4.50%, 10/01/20	2,571	2,918,737
4.74%, 03/11/21	4,133	4,761,462
4.75%, 03/10/19	1,163	1,342,054
British Transco Finance Inc.
6.63%, 06/01/18	130	160,163
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	151,406
3.45%, 11/15/21 (Call 08/15/21)[a]	2,400	2,537,129
4.90%, 12/01/14	70	74,857
5.70%, 05/15/17	2,126	2,483,555

Security	Principal (000s)	Value
5.90%, 02/01/18	$350	$417,176
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	996,849
4.50%, 09/15/14	1,850	1,951,726
5.70%, 10/15/19	1,173	1,422,040
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	2,000	2,004,658
2.36%, 12/05/22 (Call 09/05/22)	5,000	4,959,548
4.95%, 03/03/19	2,476	2,938,356
ConocoPhillips
4.60%, 01/15/15	3,600	3,866,688
4.75%, 02/01/14	827	858,759
5.20%, 05/15/18[a]	1,650	1,954,318
5.75%, 02/01/19	2,228	2,731,132
6.00%, 01/15/20	1,387	1,737,645
6.65%, 07/15/18	1,240	1,564,539
ConocoPhillips Co.
1.05%, 12/15/17 (Call 09/15/17)	1,500	1,495,612
2.40%, 12/15/22 (Call 09/15/22)	3,500	3,428,325
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	750	777,709
3.25%, 05/15/22 (Call 02/15/22)	531	532,290
4.00%, 07/15/21 (Call 04/15/21)[a]	200	213,008
5.63%, 01/15/14[a]	125	130,344
6.30%, 01/15/19	2,700	3,295,090
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	150	163,575
5.15%, 09/01/14	60	64,029
5.88%, 05/01/19	950	1,164,445
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	1,600	1,678,939
6.50%, 05/15/19	45	54,901

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
Ensco PLC
3.25%, 03/15/16	$2,792	$2,953,710
4.70%, 03/15/21	3,053	3,416,976
EOG Resources Inc.
2.50%, 02/01/16	500	521,065
2.95%, 06/01/15	1,900	1,989,852
4.10%, 02/01/21	1,229	1,375,185
4.40%, 06/01/20[a]	1,200	1,368,350
5.63%, 06/01/19	1,396	1,694,692
5.88%, 09/15/17	453	540,681
6.88%, 10/01/18	400	506,081
EQT Corp.
4.88%, 11/15/21	1,350	1,437,219
6.50%, 04/01/18	900	1,051,955
8.13%, 06/01/19	1,750	2,165,287
Hess Corp.
8.13%, 02/15/19	2,038	2,607,667
Husky Energy Inc.
5.90%, 06/15/14	2,390	2,544,543
6.15%, 06/15/19	150	180,869
7.25%, 12/15/19	1,983	2,555,823
Marathon Oil Corp.
0.90%, 11/01/15	3,100	3,100,483
5.90%, 03/15/18	1,524	1,827,531
6.00%, 10/01/17	667	797,729
Marathon Petroleum Corp.
3.50%, 03/01/16	290	309,864
5.13%, 03/01/21	1,461	1,700,851
Murphy Oil Corp.
2.50%, 12/01/17	1,000	1,001,192
3.70%, 12/01/22 (Call 09/01/22)	1,000	967,406
4.00%, 06/01/22 (Call 03/01/22)[a]	1,000	984,863
Nabors Industries Inc.
4.63%, 09/15/21	1,750	1,810,692
9.25%, 01/15/19	2,723	3,441,686
Nexen Inc.
6.20%, 07/30/19	1,750	2,145,100

Security	Principal (000s)	Value
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	$2,848	$3,106,880
8.25%, 03/01/19	828	1,082,628
Noble Holding International Ltd.
2.50%, 03/15/17	300	306,932
3.45%, 08/01/15	1,600	1,675,945
3.95%, 03/15/22	250	256,921
4.90%, 08/01/20	1,200	1,326,326
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	2,000	2,023,299
1.75%, 02/15/17	3,300	3,388,903
2.50%, 02/01/16	400	420,752
3.13%, 02/15/22 (Call 11/15/21)	279	293,176
Series 1
4.10%, 02/01/21 (Call 11/01/20)	2,390	2,691,091
PC Financial Partnership
5.00%, 11/15/14	100	106,845
Petro-Canada
6.05%, 05/15/18	3,250	3,932,819
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)[a]	1,500	1,702,500
7.25%, 08/15/18 (Call 08/15/14)	3,862	4,315,785
Phillips 66
2.95%, 05/01/17	5,750	6,096,774
4.30%, 04/01/22	2,000	2,197,249
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	700	726,165
6.65%, 03/15/17	2,000	2,350,360
7.50%, 01/15/20[a]	100	127,000
Pride International Inc.
6.88%, 08/15/20	670	837,784
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	1,500	1,625,669

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
5.00%, 09/01/17[a]	$800	$889,927
7.88%, 08/01/19	175	219,578
Shell International Finance BV
1.13%, 08/21/17	1,000	1,000,965
2.25%, 01/06/23	2,000	1,943,125
2.38%, 08/21/22	750	739,109
3.10%, 06/28/15	5,950	6,298,019
3.25%, 09/22/15	2,094	2,231,135
4.30%, 09/22/19	5,409	6,244,530
4.38%, 03/25/20	130	149,710
5.20%, 03/22/17	115	133,799
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	4,000	4,205,527
Statoil ASA
1.80%, 11/23/16	500	516,088
2.90%, 10/15/14	500	518,998
3.13%, 08/17/17	4,060	4,407,190
3.15%, 01/23/22	158	166,420
3.88%, 04/15/14	1,940	2,011,078
5.25%, 04/15/19	2,499	3,000,982
6.70%, 01/15/18	200	245,483
Suncor Energy Inc.
6.10%, 06/01/18	875	1,062,514
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	1,750	1,813,971
5.13%, 05/15/15	90	96,756
7.75%, 06/01/19	1,140	1,451,449
Total Capital
2.30%, 03/15/16	465	484,901
3.00%, 06/24/15	2,720	2,862,426
3.13%, 10/02/15	2,448	2,595,715
4.13%, 01/28/21[a]	950	1,069,683
4.45%, 06/24/20	2,054	2,369,316
Total Capital Canada Ltd.
1.45%, 01/15/18[a]	1,000	1,008,342
Total Capital International SA
0.75%, 01/25/16	3,150	3,155,427
1.50%, 02/17/17	3,304	3,352,147
1.55%, 06/28/17	2,792	2,832,720

Security	Principal (000s)	Value
Transocean Inc.
4.95%, 11/15/15	$1,675	$1,818,590
5.05%, 12/15/16	1,769	1,968,311
6.00%, 03/15/18	2,482	2,841,162
6.38%, 12/15/21	2,110	2,485,227
6.50%, 11/15/20	1,618	1,885,186
Valero Energy Corp.
4.50%, 02/01/15[a]	2,060	2,200,839
6.13%, 06/15/17	612	727,651
6.13%, 02/01/20	1,666	2,019,264
9.38%, 03/15/19	931	1,277,052
XTO Energy Inc.
5.50%, 06/15/18	1,900	2,328,050
6.25%, 08/01/17	750	919,597

		259,554,358
OIL & GAS SERVICES — 0.41%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	2,100	2,210,308
7.50%, 11/15/18	884	1,158,671
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,050	2,281,337
6.38%, 07/15/18	200	243,184
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,000	1,012,895
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	1,500	1,593,677
6.15%, 09/15/19	1,564	1,963,323
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	3,400	3,391,629
Weatherford International Ltd.
5.13%, 09/15/20	1,780	1,920,188
5.50%, 02/15/16	210	229,724
6.35%, 06/15/17	4,985	5,727,261

		21,732,197

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	$100	$108,044
5.65%, 08/01/14	1,030	1,098,042
6.80%, 08/01/19	555	662,845
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	762,092
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	81,235

		2,712,258
PHARMACEUTICALS — 3.49%
Abbott Laboratories
5.13%, 04/01/19	3,178	3,777,631
AbbVie Inc.
1.20%, 11/06/15[b]	1,500	1,511,728
1.75%, 11/06/17[b]	10,250	10,368,679
2.00%, 11/06/18[b]	4,500	4,552,535
2.90%, 11/06/22[b]	2,725	2,704,796
Allergan Inc.
3.38%, 09/15/20	2,500	2,678,136
5.75%, 04/01/16[a]	520	593,104
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	1,875	1,996,699
5.88%, 09/15/15	795	890,978
AstraZeneca PLC
1.95%, 09/18/19	2,000	2,021,809
5.40%, 06/01/14	690	731,678
5.90%, 09/15/17	3,117	3,751,114
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,163	1,150,614
2.00%, 08/01/22	931	889,236
5.45%, 05/01/18	1,650	1,968,035
Cardinal Health Inc.
3.20%, 06/15/22	900	915,316
3.20%, 03/15/23	1,300	1,323,668
4.00%, 06/15/15	2,690	2,875,680

Security	Principal (000s)	Value
DENTSPLY International Inc.
2.75%, 08/15/16	$140	$143,725
4.13%, 08/15/21 (Call 05/15/21)	1,945	2,054,049
Eli Lilly and Co.
5.20%, 03/15/17	996	1,156,764
Express Scripts Holding Co.
2.10%, 02/12/15	200	204,450
2.65%, 02/15/17	1,000	1,045,855
2.75%, 11/21/14	1,440	1,485,565
3.13%, 05/15/16	3,299	3,492,747
3.50%, 11/15/16	2,550	2,752,291
3.90%, 02/15/22	1,000	1,063,058
4.75%, 11/15/21	800	900,753
6.25%, 06/15/14	2,175	2,323,917
7.25%, 06/15/19	1,150	1,465,788
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	170	177,472
5.65%, 05/15/18	5,180	6,274,793
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	6,146	6,240,510
2.85%, 05/08/22	3,189	3,238,419
Johnson & Johnson
1.20%, 05/15/14	965	975,279
2.15%, 05/15/16	1,801	1,886,565
2.95%, 09/01/20	1,200	1,284,349
3.55%, 05/15/21	2,000	2,211,383
5.15%, 07/15/18	1,163	1,402,454
5.55%, 08/15/17	1,862	2,230,031
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	1,275	1,259,964
3.25%, 03/01/16[a]	1,200	1,283,289
4.75%, 03/01/21 (Call 12/01/20)	850	978,295
5.70%, 03/01/17	1,617	1,882,942
6.50%, 02/15/14	130	137,240
7.50%, 02/15/19	235	298,108
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,525	1,592,775
4.90%, 11/01/19	400	449,897

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
Medco Health Solutions Inc.
2.75%, 09/15/15	$2,400	$2,502,318
4.13%, 09/15/20	500	539,851
7.13%, 03/15/18	1,638	2,044,454
Merck & Co. Inc.
1.10%, 01/31/18	2,000	1,999,728
2.40%, 09/15/22 (Call 06/15/22)	3,200	3,162,649
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,137,064
4.00%, 06/30/15	2,070	2,235,438
4.75%, 03/01/15	850	921,019
5.00%, 06/30/19	3,690	4,392,737
Novartis Capital Corp.
2.40%, 09/21/22	2,000	1,969,923
2.90%, 04/24/15	5,330	5,595,344
4.13%, 02/10/14	3,320	3,434,066
4.40%, 04/24/20	168	193,054
Novartis Securities Investment Ltd.
5.13%, 02/10/19	4,563	5,450,369
Pfizer Inc.
4.50%, 02/15/14	240	249,460
4.65%, 03/01/18[a]	200	232,830
5.35%, 03/15/15	5,040	5,514,250
6.20%, 03/15/19	7,284	9,146,741
Pharmacia Corp.
6.50%, 12/01/18	140	177,513
Sanofi
1.20%, 09/30/14	250	252,696
1.63%, 03/28/14	2,610	2,640,197
2.63%, 03/29/16	4,979	5,236,034
4.00%, 03/29/21	3,382	3,761,788
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	83	100,741
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	2,150	2,249,245
2.95%, 12/18/22	1,500	1,497,619

Security	Principal (000s)	Value
Series 2
3.65%, 11/10/21	$1,929	$2,038,099
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	1,300	1,365,215
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	800	808,872
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	750	792,418
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	1,500	1,502,875
Teva Pharmaceutical Finance LLC
5.55%, 02/01/16[a]	350	393,830
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	300	302,929
3.25%, 10/01/22 (Call 07/01/22)	1,500	1,507,542
5.00%, 08/15/14	80	84,619
6.13%, 08/15/19	2,195	2,658,917
Wyeth LLC
5.45%, 04/01/17	315	369,939
5.50%, 02/01/14	3,392	3,548,701
5.50%, 02/15/16	168	190,489
Zoetis Inc.
1.88%, 02/01/18[b]	225	226,394
3.25%, 02/01/23 (Call 11/01/22)[b]	5,225	5,274,216

		184,296,346
PIPELINES — 2.01%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	121,792
5.75%, 09/15/19	850	986,791
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	400	428,062
5.30%, 10/15/14	80	84,794
5.50%, 08/15/19	500	549,170
6.05%, 01/15/18	200	226,939

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[a]	$2,023	$2,281,488
6.13%, 11/01/17	200	237,531
6.15%, 05/01/16[a]	210	239,735
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	1,000	1,078,729
Duke Capital LLC
8.00%, 10/01/19	1,050	1,378,426
El Paso Natural Gas Co.
5.95%, 04/15/17	350	403,641
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)[a]	2,000	2,232,319
Enbridge Energy Partners LP
5.20%, 03/15/20	3,495	3,895,437
9.88%, 03/01/19	875	1,193,323
Enbridge Inc.
4.90%, 03/01/15	120	129,234
5.60%, 04/01/17[a]	1,975	2,268,079
5.80%, 06/15/14	240	255,533
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	1,787	1,943,958
5.20%, 02/01/22 (Call 11/01/21)	1,866	2,092,737
5.95%, 02/01/15	1,190	1,296,678
6.13%, 02/15/17	230	265,407
6.70%, 07/01/18	1,350	1,631,193
9.00%, 04/15/19	840	1,111,669
9.70%, 03/15/19	665	900,670
Enterprise Products Operating LLC
1.25%, 08/13/15	1,800	1,817,682
3.20%, 02/01/16	405	431,152
4.05%, 02/15/22[a]	2,000	2,167,348
5.20%, 09/01/20	168	196,984
5.25%, 01/31/20	300	351,071
6.50%, 01/31/19	1,550	1,913,869

Security	Principal (000s)	Value
6.65%, 04/15/18	$300	$371,666
Series G
5.60%, 10/15/14	1,998	2,157,526
Series L
6.30%, 09/15/17	1,862	2,247,933
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	1,000	1,047,260
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	1,150	1,231,234
4.15%, 03/01/22[a]	800	856,537
5.13%, 11/15/14	170	182,296
5.30%, 09/15/20	1,500	1,748,988
5.63%, 02/15/15	75	81,786
5.80%, 03/01/21	150	178,051
5.95%, 02/15/18	1,055	1,256,000
6.00%, 02/01/17	1,000	1,164,198
6.85%, 02/15/20[a]	1,315	1,645,822
9.00%, 02/01/19	1,600	2,153,017
Magellan Midstream Partners LP
4.25%, 02/01/21	1,170	1,290,698
5.65%, 10/15/16	220	250,815
6.45%, 06/01/14	60	64,173
6.55%, 07/15/19	1,825	2,243,426
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	90	112,309
Northwest Pipeline GP
6.05%, 06/15/18	215	259,413
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	650	688,260
5.20%, 06/15/15[a]	1,270	1,383,004
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,000	1,008,187
3.25%, 02/01/16 (Call 01/01/16)	2,100	2,216,568
3.38%, 10/01/22 (Call 07/01/22)	1,500	1,484,991
6.15%, 10/01/16	425	493,691

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
8.63%, 03/01/19	$1,000	$1,328,186
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17[a]	300	358,037
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	2,225	2,586,062
5.63%, 12/15/13	70	72,816
5.75%, 01/15/20	1,240	1,491,373
6.50%, 05/01/18	200	246,697
8.75%, 05/01/19	1,500	2,033,707
Questar Pipeline Co.
5.83%, 02/01/18	1,000	1,160,546
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	325	376,910
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	1,350	1,483,737
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	1,500	1,492,557
5.67%, 08/15/14	1,900	2,028,006
5.90%, 09/15/13	70	71,901
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)[a]	1,000	1,032,501
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	150	161,863
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	450	479,536
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,375	1,685,064
Texas Gas Transmission LLC
4.60%, 06/01/15[a]	1,125	1,192,230
TransCanada PipeLines Ltd.
0.88%, 03/02/15	230	230,552
2.50%, 08/01/22	2,650	2,582,739
3.40%, 06/01/15	1,850	1,956,859

Security	Principal (000s)	Value
3.80%, 10/01/20	$2,650	$2,935,151
4.88%, 01/15/15	100	107,666
6.05%, 06/15/18	1,105	1,339,459
6.35%, 05/15/67 (Call 05/15/17)[d]	500	532,500
6.50%, 08/15/18	3,186	3,977,126
7.13%, 01/15/19	149	190,035
9.88%, 01/01/21[a]	320	469,772
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	1,100	1,140,869
Williams Companies Inc. (The)
7.88%, 09/01/21	1,000	1,277,862
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,250	1,241,122
3.80%, 02/15/15	920	969,870
4.00%, 11/15/21 (Call 08/15/21)	500	522,865
5.25%, 03/15/20	2,532	2,901,683
7.25%, 02/01/17	2,250	2,706,691

		106,293,840
REAL ESTATE — 0.15%
Brookfield Asset Management Inc.
5.80%, 04/25/17[a]	250	281,765
ProLogis LP
4.50%, 08/15/17	500	550,720
6.13%, 12/01/16	480	558,737
6.25%, 03/15/17[a]	750	871,407
6.63%, 05/15/18	1,350	1,645,753
6.88%, 03/15/20 (Call 12/16/19)[a]	1,640	1,999,450
7.63%, 08/15/14[a]	550	600,501
Regency Centers LP
5.25%, 08/01/15	290	314,345
5.88%, 06/15/17	800	916,041

		7,738,719

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 2.17%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	$1,500	$1,590,677
American Tower Corp.
4.50%, 01/15/18	2,774	3,053,325
4.63%, 04/01/15	1,370	1,463,318
5.05%, 09/01/20	1,000	1,091,923
5.90%, 11/01/21	335	388,164
7.00%, 10/15/17	1,000	1,180,734
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	1,120	1,197,454
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[a]	550	585,039
5.70%, 03/15/17[a]	750	871,306
5.75%, 09/15/16	190	220,943
6.10%, 03/15/20	300	358,855
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	159,283
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,588,592
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	1,630	1,783,025
4.13%, 05/15/21	549	589,948
5.00%, 06/01/15	190	206,245
5.63%, 04/15/15	30	32,913
5.63%, 11/15/20 (Call 08/15/20)	2,200	2,569,071
5.88%, 10/15/19	1,550	1,872,357
BRE Properties Inc.
5.50%, 03/15/17	950	1,068,446
Camden Property Trust
4.63%, 06/15/21 (Call 03/15/21)	200	223,235
5.00%, 06/15/15	140	151,016

Security	Principal (000s)	Value
CommonWealth REIT
6.25%, 08/15/16 (Call 02/15/16)	$1,530	$1,680,995
6.65%, 01/15/18 (Call 07/15/17)	200	223,581
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	3,000	3,203,967
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	1,000	994,889
4.50%, 07/15/15	800	856,887
5.25%, 03/15/21	1,300	1,459,307
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)[a]	1,000	1,022,621
5.40%, 08/15/14	70	74,188
5.95%, 02/15/17[a]	1,270	1,454,502
6.75%, 03/15/20[a]	1,250	1,493,874
7.38%, 02/15/15	550	612,721
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	1,500	1,606,404
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	1,629	1,835,133
4.75%, 07/15/20 (Call 04/15/20)	1,500	1,678,902
5.13%, 03/15/16[a]	1,656	1,849,393
5.25%, 09/15/14	100	106,411
5.38%, 08/01/16	750	853,158
5.75%, 06/15/17	1,322	1,545,366
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)[b]	1,000	994,958
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	1,000	988,846
3.75%, 02/01/16	1,615	1,730,280
3.75%, 02/01/19 (Call 11/01/18)	200	219,195

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
5.38%, 02/01/21 (Call 11/03/20)	$2,118	$2,459,150
5.63%, 05/01/17	140	160,171
5.65%, 12/15/13	1,600	1,661,459
6.00%, 01/30/17	800	923,048
6.70%, 01/30/18[a]	1,301	1,585,602
Health Care REIT Inc.
3.63%, 03/15/16	450	473,497
3.75%, 03/15/23 (Call 12/15/22)	1,500	1,507,289
4.13%, 04/01/19 (Call 01/01/19)	1,750	1,908,171
4.70%, 09/15/17	2,000	2,203,997
4.95%, 01/15/21 (Call 10/15/20)	1,150	1,256,506
5.25%, 01/15/22 (Call 10/15/21)	300	334,330
5.88%, 05/15/15	100	109,468
6.20%, 06/01/16	745	846,742
Healthcare Realty Trust Inc.
5.13%, 04/01/14	90	92,762
5.75%, 01/15/21	650	724,350
6.50%, 01/17/17	800	907,934
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	1,500	1,449,802
5.85%, 03/15/17	250	279,403
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)[a]	1,250	1,334,704
5.13%, 02/15/15 (Call 08/15/14)[a]	1,130	1,179,742
5.63%, 03/15/17	1,350	1,489,088
6.70%, 01/15/18 (Call 07/15/17)	200	230,077
7.88%, 08/15/14 (Call 02/15/14)	550	580,751
HRPT Properties Trust
6.25%, 06/15/17 (Call 12/15/16)	1,200	1,318,180

Security	Principal (000s)	Value
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	$1,500	$1,692,272
Kimco Realty Corp.
5.70%, 05/01/17[a]	2,150	2,455,407
5.78%, 03/15/16	210	235,290
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	109,035
5.13%, 03/02/15	80	85,957
5.50%, 12/15/16	200	226,588
6.63%, 10/01/17	1,600	1,897,878
Mack-Cali Realty Corp.
7.75%, 08/15/19	450	569,973
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,156,517
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	897	904,506
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	1,000	976,618
5.95%, 09/15/16	690	799,322
6.75%, 08/15/19	1,350	1,667,142
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	150	155,460
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,700	1,749,120
4.13%, 12/01/21 (Call 09/01/21)	2,590	2,878,289
4.20%, 02/01/15 (Call 11/01/14)	1,520	1,606,973
4.38%, 03/01/21 (Call 12/01/20)[a]	1,471	1,648,511
5.10%, 06/15/15	400	438,986
5.25%, 12/01/16 (Call 09/02/16)[a]	1,622	1,858,711

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
5.65%, 02/01/20 (Call 11/01/19)	$2,028	$2,426,535
5.75%, 12/01/15 (Call 09/02/15)[a]	380	425,614
5.88%, 03/01/17 (Call 12/01/16)	350	406,995
6.10%, 05/01/16 (Call 02/01/16)[a]	2,020	2,315,420
6.13%, 05/30/18	1,815	2,200,955
10.35%, 04/01/19	500	720,108
UDR Inc.
4.25%, 06/01/18	950	1,045,896
4.63%, 01/10/22 (Call 10/10/21)	700	764,159
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	550	578,681
4.25%, 03/01/22 (Call 12/01/21)[a]	2,000	2,114,068
4.75%, 06/01/21 (Call 03/01/21)	1,800	1,975,013
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	2,000	2,099,498
5.00%, 01/15/22	500	553,202
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	250	270,304

		114,756,673
RETAIL — 2.11%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	390	398,715
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	1,150	1,186,162
4.00%, 11/15/20 (Call 08/15/20)	150	160,591
5.50%, 11/15/15	150	167,569
5.75%, 01/15/15	2,185	2,379,395

Security	Principal (000s)	Value
Costco Wholesale Corp.
1.13%, 12/15/17	$2,500	$2,503,735
1.70%, 12/15/19	2,000	1,998,344
5.50%, 03/15/17	1,650	1,927,280
CVS Caremark Corp.
3.25%, 05/18/15	2,200	2,314,346
4.75%, 05/18/20 (Call 12/18/19)	2,200	2,550,230
4.88%, 09/15/14	110	117,115
5.75%, 06/01/17	2,210	2,615,016
6.13%, 08/15/16	480	560,317
Darden Restaurants Inc.
4.50%, 10/15/21	2,250	2,333,184
6.20%, 10/15/17	215	251,020
Family Dollar Stores Inc.
5.00%, 02/01/21	140	150,019
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	1,850	2,086,243
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	2,409	2,764,891
5.25%, 12/16/13	2,220	2,304,922
5.40%, 03/01/16	3,051	3,466,219
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	1,900	1,921,880
6.25%, 12/15/17[a]	1,600	1,849,366
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	250	255,342
2.13%, 04/15/16 (Call 03/15/16)	1,800	1,874,231
3.12%, 04/15/22 (Call 01/15/22)	1,163	1,195,891
3.75%, 04/15/21 (Call 01/15/21)	150	161,451
3.80%, 11/15/21 (Call 08/15/21)	400	431,854
4.63%, 04/15/20 (Call 10/15/19)[a]	1,800	2,081,316

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
5.00%, 10/15/15	$290	$322,391
5.40%, 10/15/16	1,850	2,138,851
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	1,460	1,523,836
5.90%, 12/01/16	2,723	3,169,079
McDonald’s Corp.
1.88%, 05/29/19[a]	5,000	5,077,533
2.63%, 01/15/22	654	664,717
3.63%, 05/20/21	1,250	1,374,498
5.30%, 03/15/17	245	285,616
5.35%, 03/01/18	1,156	1,378,671
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	1,000	1,108,431
4.75%, 05/01/20	500	573,788
6.25%, 01/15/18	2,300	2,763,088
6.75%, 06/01/14	110	118,347
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,700	1,865,282
4.88%, 01/14/21 (Call 10/14/20)	115	127,556
QVC Inc.
5.13%, 07/02/22	1,500	1,589,691
Starbucks Corp.
6.25%, 08/15/17[a]	350	418,837
Target Corp.
1.13%, 07/18/14	2,140	2,162,405
2.90%, 01/15/22	2,262	2,326,560
3.88%, 07/15/20	1,127	1,259,804
5.38%, 05/01/17	112	130,933
5.88%, 07/15/16	92	107,169
6.00%, 01/15/18	2,374	2,886,196
TJX Companies Inc. (The)
4.20%, 08/15/15	200	214,253
6.95%, 04/15/19	1,405	1,753,054
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,931	1,979,500
1.63%, 04/15/14	3,470	3,520,919
2.25%, 07/08/15[a]	1,160	1,207,586

Security	Principal (000s)	Value
2.80%, 04/15/16	$2,818	$3,002,251
3.20%, 05/15/14	1,700	1,758,775
3.25%, 10/25/20	1,629	1,750,166
3.63%, 07/08/20	977	1,072,519
4.13%, 02/01/19[a]	1,450	1,625,168
4.25%, 04/15/21	2,211	2,527,220
4.50%, 07/01/15	110	120,075
5.38%, 04/05/17	1,061	1,248,961
5.80%, 02/15/18	2,498	3,048,834
Walgreen Co.
1.80%, 09/15/17	3,100	3,132,090
3.10%, 09/15/22	2,500	2,481,907
5.25%, 01/15/19	627	729,807
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,625	1,701,675
3.88%, 11/01/20 (Call 08/01/20)	300	319,151
4.25%, 09/15/15	100	107,631
5.30%, 09/15/19	1,275	1,476,381
6.25%, 04/15/16	200	229,198
6.25%, 03/15/18	875	1,049,945

		111,436,989
SAVINGS & LOANS — 0.16%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,174,801
Murray Street Investment Trust I
4.65%, 03/09/17[c]	4,600	5,021,227
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	1,750	1,788,134
4.63%, 04/19/16	400	425,455

		8,409,617
SEMICONDUCTORS — 0.56%
Altera Corp.
1.75%, 05/15/17	2,000	2,044,737
Analog Devices Inc.
3.00%, 04/15/16	400	425,804
5.00%, 07/01/14	300	316,699

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
Applied Materials Inc.
2.65%, 06/15/16[a]	$400	$419,971
4.30%, 06/15/21	2,000	2,214,474
Broadcom Corp.
1.50%, 11/01/13	200	201,520
2.38%, 11/01/15	150	156,528
2.50%, 08/15/22[a,b]	1,000	976,160
2.70%, 11/01/18	1,250	1,334,497
Intel Corp.
1.35%, 12/15/17	4,000	4,006,860
1.95%, 10/01/16	1,896	1,964,686
2.70%, 12/15/22	1,000	984,843
3.30%, 10/01/21	6,136	6,412,145
KLA-Tencor Corp.
6.90%, 05/01/18	1,000	1,190,447
National Semiconductor Corp.
6.60%, 06/15/17	2,000	2,409,820
Texas Instruments Inc.
0.45%, 08/03/15	1,500	1,493,017
1.38%, 05/15/14	1,470	1,488,216
1.65%, 08/03/19	719	716,362
2.38%, 05/16/16	698	731,618

		29,488,404
SOFTWARE — 1.03%
Adobe Systems Inc.
3.25%, 02/01/15	880	919,308
4.75%, 02/01/20	1,290	1,426,767
Autodesk Inc.
1.95%, 12/15/17	875	868,928
BMC Software Inc.
4.25%, 02/15/22	2,745	2,757,454
CA Inc.
5.38%, 12/01/19	1,150	1,304,230
6.13%, 12/01/14[b]	230	249,369
Dun & Bradstreet Corp.
4.38%, 12/01/22	1,000	1,014,751
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,031,089

Security	Principal (000s)	Value
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	$3,000	$3,172,500
Fiserv Inc.
3.13%, 06/15/16	1,200	1,266,300
3.50%, 10/01/22 (Call 07/01/22)	1,000	988,856
4.63%, 10/01/20	1,000	1,078,586
4.75%, 06/15/21[a]	1,450	1,569,759
6.80%, 11/20/17	750	909,339
Intuit Inc.
5.75%, 03/15/17	1,410	1,621,500
Microsoft Corp.
1.63%, 09/25/15	611	628,920
2.50%, 02/08/16[a]	3,044	3,189,343
2.95%, 06/01/14	2,285	2,360,078
4.00%, 02/08/21[a]	2,500	2,818,550
4.20%, 06/01/19	2,974	3,393,539
Oracle Corp.
1.20%, 10/15/17	3,700	3,694,552
3.75%, 07/08/14	3,510	3,667,295
3.88%, 07/15/20	326	363,238
5.00%, 07/08/19	931	1,108,892
5.25%, 01/15/16	3,923	4,417,697
5.75%, 04/15/18	6,991	8,411,159

		54,231,999
TELECOMMUNICATIONS — 4.35%
America Movil SAB de CV
2.38%, 09/08/16	2,900	3,006,918
3.13%, 07/16/22[a]	1,000	994,868
3.63%, 03/30/15	1,000	1,051,793
5.00%, 03/30/20	3,500	4,001,404
5.63%, 11/15/17	1,150	1,350,460
5.75%, 01/15/15	140	152,029
AT&T Inc.
0.80%, 12/01/15	2,000	1,997,610
0.88%, 02/13/15	210	210,531
1.40%, 12/01/17[a]	1,500	1,496,370
1.60%, 02/15/17	5,236	5,293,769
1.70%, 06/01/17	4,896	4,961,880

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
2.40%, 08/15/16	$3,351	$3,493,675
2.50%, 08/15/15	4,561	4,744,169
2.95%, 05/15/16	4,663	4,918,833
3.88%, 08/15/21	3,973	4,327,381
4.45%, 05/15/21	335	378,182
5.10%, 09/15/14	2,860	3,057,117
5.50%, 02/01/18	2,913	3,440,078
5.63%, 06/15/16	1,908	2,186,101
5.80%, 02/15/19	8,388	10,115,361
BellSouth Corp.
5.20%, 12/15/16	240	274,014
British Telecommunications PLC
2.00%, 06/22/15	2,350	2,404,046
5.95%, 01/15/18	2,113	2,519,934
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	5,140	5,362,794
7.38%, 11/15/13[a]	280	292,986
8.50%, 11/15/18	3,778	5,107,192
CenturyLink Inc.
5.80%, 03/15/22	2,300	2,346,000
6.00%, 04/01/17	1,000	1,087,500
6.45%, 06/15/21	2,200	2,354,000
Series M
5.00%, 02/15/15	600	630,900
Cisco Systems Inc.
1.63%, 03/14/14	530	536,739
3.15%, 03/14/17	2,101	2,272,928
4.45%, 01/15/20	3,312	3,805,648
4.95%, 02/15/19	931	1,104,419
5.50%, 02/22/16	9,432	10,747,681
Corning Inc.
4.25%, 08/15/20[a]	365	401,456
6.63%, 05/15/19	40	48,906
Deutsche Telekom International Finance BV
4.88%, 07/08/14	1,180	1,244,656
5.75%, 03/23/16	120	135,587
6.00%, 07/08/19	1,089	1,325,648
6.75%, 08/20/18	2,118	2,617,842

Security	Principal (000s)	Value
Embarq Corp.
7.08%, 06/01/16	$1,533	$1,763,833
France Telecom SA
2.13%, 09/16/15	1,303	1,340,042
2.75%, 09/14/16	1,396	1,455,881
4.13%, 09/14/21	2,634	2,817,049
4.38%, 07/08/14	2,400	2,512,063
5.38%, 07/08/19	1,034	1,204,098
GTE Corp.
6.84%, 04/15/18	390	484,618
Harris Corp.
4.40%, 12/15/20	200	215,871
5.00%, 10/01/15	1,560	1,704,315
6.38%, 06/15/19	1,365	1,601,302
Juniper Networks Inc.
3.10%, 03/15/16	695	727,913
4.60%, 03/15/21	760	810,527
Motorola Solutions Inc.
3.75%, 05/15/22[a]	1,500	1,509,418
6.00%, 11/15/17	300	349,912
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,233	2,239,355
Qwest Communications International Inc.
7.13%, 04/01/18 (Call 04/01/13)[a]	2,000	2,082,500
Qwest Corp.
6.50%, 06/01/17[a]	1,250	1,455,687
6.75%, 12/01/21	931	1,069,536
7.50%, 10/01/14	1,500	1,636,700
Rogers Communications Inc.
6.80%, 08/15/18	3,200	3,989,574
Rogers Wireless Inc.
6.38%, 03/01/14	2,916	3,079,289
Telecom Italia Capital SA
4.95%, 09/30/14	1,310	1,368,950
5.25%, 10/01/15	3,602	3,764,090
6.18%, 06/18/14	210	218,925
7.00%, 06/04/18	427	478,240
7.18%, 06/18/19	2,550	2,894,250

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	$2,400	$2,462,164
Telefonica Emisiones SAU
3.73%, 04/27/15	1,380	1,414,500
3.99%, 02/16/16	711	730,552
4.95%, 01/15/15	2,200	2,288,000
5.13%, 04/27/20	799	826,965
5.46%, 02/16/21	2,864	3,000,040
5.88%, 07/15/19	698	757,330
6.22%, 07/03/17[a]	1,300	1,430,000
6.42%, 06/20/16	4,411	4,819,017
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	990	1,068,636
Verizon Communications Inc.
1.25%, 11/03/14	515	521,043
2.00%, 11/01/16	1,663	1,722,725
3.00%, 04/01/16	5,225	5,559,573
3.50%, 11/01/21	8,200	8,594,648
4.60%, 04/01/21	4,223	4,789,481
4.90%, 09/15/15	330	363,989
5.50%, 02/15/18	1,058	1,255,328
5.55%, 02/15/16	2,532	2,866,689
6.10%, 04/15/18	2,506	3,052,521
6.35%, 04/01/19	1,089	1,348,286
8.75%, 11/01/18	906	1,234,794
Virgin Media Secured Finance PLC
5.25%, 01/15/21	3,000	3,120,000
Vodafone Group PLC
1.25%, 09/26/17	2,500	2,484,242
1.50%, 02/19/18	1,500	1,500,512
2.50%, 09/26/22	1,000	963,643
2.88%, 03/16/16	4,300	4,543,613
2.95%, 02/19/23	5,000	5,000,619
4.15%, 06/10/14	3,040	3,171,915
4.38%, 03/16/21	500	560,613
4.63%, 07/15/18	320	366,921
5.00%, 09/15/15	92	101,707
5.38%, 01/30/15	240	261,080
5.45%, 06/10/19	1,750	2,081,273
5.63%, 02/27/17	2,308	2,684,747

Security	Principal (000s)	Value
5.75%, 03/15/16	$1,892	$2,157,889

		229,678,398
TEXTILES — 0.05%
Cintas Corp. No. 2
2.85%, 06/01/16	1,275	1,321,157
4.30%, 06/01/21	340	374,993
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,000	1,007,365

		2,703,515
TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
6.13%, 05/15/14	1,000	1,061,943
Mattel Inc.
2.50%, 11/01/16	400	415,671
4.35%, 10/01/20	500	542,343

		2,019,957
TRANSPORTATION — 1.08%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)	1,000	1,024,200
3.05%, 09/01/22 (Call 06/01/22)	2,000	2,034,245
4.70%, 10/01/19	2,434	2,836,990
4.88%, 01/15/15	90	96,819
5.75%, 03/15/18	1,666	2,008,129
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	1,900	1,921,074
2.25%, 11/15/22 (Call 08/15/22)	550	538,744
5.55%, 03/01/19	2,550	3,091,096
5.80%, 06/01/16	180	206,623
Canadian Pacific Railway Co.
7.25%, 05/15/19	2,000	2,542,465
9.45%, 08/01/21	70	102,519
Con-Way Inc.
7.25%, 01/15/18[a]	1,100	1,291,166

80	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	$100	$107,454
4.25%, 06/01/21 (Call 03/01/21)	1,900	2,107,941
6.25%, 04/01/15	1,350	1,499,033
6.25%, 03/15/18	350	424,650
7.38%, 02/01/19	2,250	2,884,999
7.90%, 05/01/17[a]	210	261,645
FedEx Corp.
2.63%, 08/01/22[a]	1,750	1,719,296
7.38%, 01/15/14	80	84,627
8.00%, 01/15/19	750	976,207
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)[a]	850	867,757
3.25%, 12/01/21 (Call 09/01/21)	1,500	1,563,615
5.26%, 09/17/14	50	53,595
5.75%, 01/15/16	1,550	1,757,933
5.75%, 04/01/18	1,550	1,858,390
5.90%, 06/15/19	1,590	1,949,115
7.70%, 05/15/17	410	515,070
Norfolk Southern Railway Co.
9.75%, 06/15/20	150	219,055
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	500	507,434
2.50%, 03/01/18 (Call 02/01/18)[a]	1,000	1,026,015
3.15%, 03/02/15	925	952,418
3.50%, 06/01/17	950	1,000,900
3.60%, 03/01/16	100	104,637
5.85%, 03/01/14	120	125,908
5.85%, 11/01/16	1,500	1,714,590
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)[a]	500	550,258
4.16%, 07/15/22 (Call 04/15/22)	814	913,327
4.88%, 01/15/15	70	75,304

Security	Principal (000s)	Value

5.70%, 08/15/18	$1,137	$1,376,107
5.75%, 11/15/17	1,350	1,616,303
6.13%, 02/15/20	300	368,204
United Parcel Service Inc.
2.45%, 10/01/22	1,300	1,284,793
3.13%, 01/15/21	2,614	2,770,663
3.88%, 04/01/14	3,060	3,173,331
5.13%, 04/01/19	931	1,111,395
5.50%, 01/15/18	1,111	1,327,524
8.38%, 04/01/20	350	483,030

		57,026,593
TRUCKING & LEASING — 0.04%
GATX Corp.
3.50%, 07/15/16	1,050	1,097,603
4.85%, 06/01/21	1,150	1,223,160

		2,320,763
WATER — 0.07%
American Water Capital Corp.
6.09%, 10/15/17	500	598,216
United Utilities PLC
4.55%, 06/19/18	150	160,150
5.38%, 02/01/19	210	232,613
Veolia Environnement SA
6.00%, 06/01/18	2,125	2,477,009

		3,467,988

TOTAL CORPORATE BONDS & NOTES		4,704,483,617
(Cost: $4,461,589,649)

FOREIGN AGENCY OBLIGATIONS[f] — 5.95%

BRAZIL — 0.64%
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,065,842
3.50%, 02/06/17	2,900	2,975,104
3.88%, 01/27/16	2,000	2,089,168
5.38%, 01/27/21	5,750	6,281,734
5.75%, 01/20/20	4,750	5,279,472
5.88%, 03/01/18	4,837	5,433,043
6.13%, 10/06/16	2,550	2,842,784
7.88%, 03/15/19	4,950	6,068,406

		34,035,553

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

CANADA — 2.20%
British Columbia (Province of)
1.20%, 04/25/17[a]	$1,250	$1,272,342
2.00%, 10/23/22	3,500	3,425,121
2.10%, 05/18/16	2,650	2,778,093
2.65%, 09/22/21	750	784,991
2.85%, 06/15/15	2,850	3,012,919
Export Development Canada
0.50%, 09/15/15	1,000	1,003,019
0.75%, 12/15/17[a]	1,500	1,494,797
1.25%, 10/27/15	500	511,684
1.25%, 10/26/16	500	512,499
1.50%, 05/15/14	3,350	3,400,133
3.13%, 04/24/14	3,500	3,615,054
Hydro-Quebec
1.38%, 06/19/17	2,850	2,891,623
2.00%, 06/30/16	3,000	3,126,211
8.40%, 01/15/22	580	817,450
9.40%, 02/01/21	200	291,564
Manitoba (Province of)
1.38%, 04/28/14	3,010	3,047,341
2.10%, 09/06/22	2,000	1,976,516
4.90%, 12/06/16[a]	3,750	4,318,927
New Brunswick (Province of)
5.20%, 02/21/17	850	992,202
Nova Scotia (Province of)
5.13%, 01/26/17[a]	1,250	1,451,934
9.25%, 03/01/20	2,000	2,863,842
Ontario (Province of)
0.95%, 05/26/15	500	505,135
1.10%, 10/25/17	2,000	2,002,365
1.60%, 09/21/16	5,750	5,925,113
1.65%, 09/27/19	5,500	5,491,313
2.30%, 05/10/16	9,650	10,137,805
2.70%, 06/16/15	6,000	6,299,044
2.95%, 02/05/15	5,100	5,343,678
4.00%, 10/07/19	4,600	5,262,749
4.10%, 06/16/14	3,420	3,584,401
4.40%, 04/14/20[a]	5,650	6,626,239
4.50%, 02/03/15	310	333,981
4.75%, 01/19/16[a]	320	357,757

Security	Principal (000s)	Value

4.95%, 11/28/16[a]	$3,250	$3,753,422
5.45%, 04/27/16	2,475	2,842,339
Quebec (Province of)
2.75%, 08/25/21	3,000	3,125,031
3.50%, 07/29/20	2,800	3,105,287
4.60%, 05/26/15	2,990	3,265,014
4.63%, 05/14/18[a]	1,000	1,169,997
4.88%, 05/05/14	340	358,165
5.00%, 03/01/16	2,392	2,703,370
5.13%, 11/14/16	500	580,205

		116,360,672
COLOMBIA — 0.07%
Ecopetrol SA
7.63%, 07/23/19[a]	2,750	3,465,000

		3,465,000
JAPAN — 0.49%
Development Bank of Japan Inc.
4.25%, 06/09/15	490	530,842
5.13%, 02/01/17[a]	2,600	3,015,263
Japan Finance Corp.
1.88%, 09/24/15	1,500	1,550,668
2.13%, 02/07/19[a]	1,000	1,041,522
2.25%, 07/13/16	3,500	3,684,309
2.50%, 01/21/16	2,900	3,060,992
2.50%, 05/18/16	3,000	3,177,163
2.88%, 02/02/15	2,640	2,762,390
Japan Finance Organization for Municipalities
4.00%, 01/13/21[a]	3,300	3,798,479
4.63%, 04/21/15	250	271,801
5.00%, 05/16/17	2,500	2,912,046

		25,805,475
MEXICO — 0.53%
Pemex Project Funding Master Trust
5.75%, 03/01/18	3,467	3,987,050
Petroleos Mexicanos
3.50%, 01/30/23[b]	5,000	4,925,000
4.88%, 03/15/15	2,190	2,343,300
4.88%, 01/24/22	4,400	4,862,000
5.50%, 01/21/21	4,600	5,290,000

82	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.00%, 03/05/20	$2,900	$3,414,750
8.00%, 05/03/19	2,650	3,405,250

		28,227,350
SOUTH KOREA — 0.50%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	1,500	1,504,239
3.75%, 10/20/16	600	651,055
4.00%, 01/11/17	750	820,096
4.00%, 01/29/21	500	539,044
4.13%, 09/09/15	3,300	3,546,445
4.38%, 09/15/21	3,400	3,769,154
5.00%, 04/11/22	500	581,854
5.13%, 03/16/15	190	204,819
5.13%, 06/29/20	2,950	3,393,313
5.88%, 01/14/15	1,610	1,753,600
Korea Development Bank (The)
1.50%, 01/22/18[a]	1,500	1,488,117
3.00%, 09/14/22[a]	1,000	1,000,942
3.25%, 03/09/16	3,000	3,176,118
3.50%, 08/22/17	1,430	1,544,358
4.00%, 09/09/16	1,500	1,639,314
4.38%, 08/10/15	585	630,381

		26,242,849
SUPRANATIONAL — 1.52%
Asian Development Bank
0.88%, 06/10/14	5,300	5,340,888
1.13%, 03/15/17	6,400	6,511,309
1.38%, 03/23/20	2,000	1,991,738
1.88%, 10/23/18	2,500	2,605,851
2.50%, 03/15/16	7,150	7,586,684
2.63%, 02/09/15	5,950	6,209,245
2.75%, 05/21/14	3,300	3,399,551
Series E
5.50%, 06/27/16	2,550	2,964,399
Inter-American Development Bank
0.88%, 03/15/18	3,000	2,990,448
1.13%, 03/15/17	2,000	2,033,983
1.38%, 10/18/16	3,000	3,087,341
1.75%, 08/24/18	2,500	2,594,553
2.25%, 07/15/15	10,800	11,275,246

Security	Principal (000s)	Value

3.00%, 04/22/14	$4,250	$4,380,472
3.88%, 02/14/20	750	871,126
4.25%, 09/10/18	2,000	2,346,885
5.13%, 09/13/16	6,692	7,752,987
Series E
3.88%, 09/17/19	5,500	6,384,903

		80,327,609

TOTAL FOREIGN AGENCY OBLIGATIONS		314,464,508
(Cost: $303,425,822)

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.28%

BRAZIL — 0.46%
Brazil (Federative Republic of)
4.88%, 01/22/21	6,025	7,034,188
5.88%, 01/15/19[a]	2,650	3,209,150
6.00%, 01/17/17	3,525	4,129,537
7.88%, 03/07/15	3,200	3,640,000
8.00%, 01/15/18[a]	1,910	2,238,520
8.88%, 10/14/19	1,000	1,412,500
12.75%, 01/15/20[a]	1,500	2,527,500

		24,191,395
CANADA — 0.19%
Canada (Government of)
0.88%, 02/14/17[a]	6,525	6,580,832
2.38%, 09/10/14	3,570	3,685,895

		10,266,727
CHILE — 0.08%
Chile (Republic of)
2.25%, 10/30/22[a]	1,000	964,140
3.25%, 09/14/21	3,000	3,162,480

		4,126,620
COLOMBIA — 0.30%
Colombia (Republic of)
4.38%, 07/12/21[a]	5,100	5,737,500
7.38%, 01/27/17	2,600	3,181,100
7.38%, 03/18/19[a]	3,000	3,879,000
8.25%, 12/22/14	1,450	1,645,750
11.75%, 02/25/20[a]	1,000	1,582,000

		16,025,350

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

ISRAEL — 0.18%
Israel (State of)
4.00%, 06/30/22	$2,000	$2,160,000
5.13%, 03/01/14	130	135,460
5.13%, 03/26/19	4,650	5,417,250
5.50%, 11/09/16	1,600	1,834,000

		9,546,710
ITALY — 0.42%
Italy (Republic of)
3.13%, 01/26/15	5,290	5,407,564
4.50%, 01/21/15	8,371	8,759,475
5.25%, 09/20/16	7,230	7,786,087

		21,953,126
JAPAN — 0.07%
Japan (Government of)
1.13%, 07/19/17[a]	3,500	3,521,038

		3,521,038
MEXICO — 0.62%
United Mexican States
5.13%, 01/15/20[a]	6,300	7,402,500
5.63%, 01/15/17	7,000	8,085,000
5.88%, 02/17/14[a]	3,270	3,436,770
5.95%, 03/19/19[a]	5,700	6,916,950
6.63%, 03/03/15[a]	810	900,315
8.13%, 12/30/19	3,400	4,998,000
11.38%, 09/15/16	800	1,094,000

		32,833,535
PANAMA — 0.09%
Panama (Republic of)
5.20%, 01/30/20	3,100	3,642,500
7.25%, 03/15/15	1,000	1,117,000

		4,759,500
PERU — 0.07%
Peru (Republic of)
7.13%, 03/30/19	1,425	1,833,975
9.88%, 02/06/15[a]	1,625	1,897,187

		3,731,162

Security	Principal (000s)	Value

POLAND — 0.41%
Poland (Republic of)
3.88%, 07/16/15	$5,050	$5,374,209
5.00%, 10/19/15	770	848,386
5.00%, 03/23/22	4,200	4,834,158
5.13%, 04/21/21	3,000	3,438,750
6.38%, 07/15/19	6,000	7,380,000

		21,875,503
SOUTH AFRICA — 0.19%
South Africa (Republic of)
5.50%, 03/09/20	4,000	4,590,000
6.50%, 06/02/14	240	255,048
6.88%, 05/27/19	4,250	5,195,625

		10,040,673
SOUTH KOREA — 0.17%
Korea (Republic of)
4.88%, 09/22/14	370	393,338
5.13%, 12/07/16[a]	750	870,295
5.75%, 04/16/14	2,500	2,638,467
7.13%, 04/16/19	3,800	4,920,049

		8,822,149
URUGUAY — 0.03%
Uruguay (Republic of)
8.00%, 11/18/22[a]	1,000	1,395,000

		1,395,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		173,088,488
(Cost: $162,448,723)

MUNICIPAL DEBT OBLIGATIONS — 0.47%

CALIFORNIA — 0.16%
Southern California Public Power Authority RB Electric Power & Light Revenues Series B
6.93%, 05/15/17 (AGM)	600	741,000
State of California GO
3.95%, 11/01/15	875	948,238
5.25%, 04/01/14	2,000	2,088,220
5.45%, 04/01/15	1,000	1,096,670
5.75%, 03/01/17	500	583,670

84	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.95%, 04/01/16	$290	$332,940
6.20%, 10/01/19[a]	1,500	1,851,345
State of California GO BAB
5.70%, 11/01/21	500	606,820
University of California Regents RB College & University Revenue Series AA-2
0.89%, 07/01/13	500	500,735

		8,749,638
ILLINOIS — 0.20%
State of Illinois GO
4.07%, 01/01/14	2,500	2,557,475
4.42%, 01/01/15	3,000	3,162,450
4.96%, 03/01/16	500	548,240
5.37%, 03/01/17	250	279,045
5.67%, 03/01/18	2,000	2,287,100
5.88%, 03/01/19	1,450	1,665,383

		10,499,693
KENTUCKY — 0.01%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
3.17%, 04/01/18	500	520,210

		520,210
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GO BAB Series E
4.20%, 12/01/21	600	681,654

		681,654
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/20 (AGM)	3,000	2,369,160
0.00%, 02/15/21 (AGM)	480	359,356

Security	Principal (000s) or Shares	Value

New Jersey State Turnpike Authority RB Turnpike Revenue
Series B
4.25%, 01/01/16 (AMBAC)	$315	$325,877

		3,054,393
PUERTO RICO — 0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
3.67%, 05/01/14	1,000	993,930

		993,930
WASHINGTON — 0.01%
Energy Northwest RB Electric Power & Light Revenues Series E
2.20%, 07/01/19	500	511,610

		511,610

TOTAL MUNICIPAL DEBT OBLIGATIONS		25,011,128
(Cost: $23,687,731)

SHORT-TERM INVESTMENTS — 6.22%

MONEY MARKET FUNDS — 6.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,g,h]	283,559,001	283,559,001
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[e,g,h]	27,623,474	27,623,474
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[e,g]	17,719,116	17,719,116

		328,901,591

TOTAL SHORT-TERM INVESTMENTS
(Cost: $328,901,591)		328,901,591

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2013

Value
TOTAL INVESTMENTS IN SECURITIES — 104.95%
(Cost: $5,280,053,516)	$5,545,949,332
Other Assets, Less Liabilities — (4.95)%	(261,444,759)

NET ASSETS — 100.00%	$5,284,504,573

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

86	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 85.80%

ADVERTISING — 0.18%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$100	$100,842
Omnicom Group Inc.
3.63%, 05/01/22	800	814,792
4.45%, 08/15/20	200	219,825
5.90%, 04/15/16	650	735,844
WPP Finance 2010
4.75%, 11/21/21	600	643,400

		2,514,703
AEROSPACE & DEFENSE — 1.20%
Boeing Co. (The)
3.50%, 02/15/15	300	316,349
4.88%, 02/15/20	500	589,759
5.00%, 03/15/14	425	444,137
5.88%, 02/15/40	250	319,156
6.88%, 03/15/39	450	636,891
Embraer SA
5.15%, 06/15/22[a]	500	549,375
General Dynamics Corp.
1.00%, 11/15/17	700	693,521
2.25%, 07/15/16	150	156,967
2.25%, 11/15/22 (Call 08/15/22)	450	431,367
3.88%, 07/15/21 (Call 04/15/21)	100	109,985
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	500	540,391
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	550	613,355
5.20%, 10/15/19	300	343,181
Lockheed Martin Corp.
2.13%, 09/15/16	200	207,450
3.35%, 09/15/21	634	665,804
4.07%, 12/15/42[b]	404	373,844
4.25%, 11/15/19	300	337,485

Security	Principal (000s)	Value

Northrop Grumman Corp.
3.50%, 03/15/21	$750	$793,733
5.05%, 08/01/19	500	577,620
Raytheon Co.
2.50%, 12/15/22	1,150	1,124,621
3.13%, 10/15/20	800	843,110
4.88%, 10/15/40	250	277,046
6.40%, 12/15/18	150	186,341
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	52,552
5.25%, 07/15/19	100	118,347
United Technologies Corp.
1.80%, 06/01/17	500	514,432
4.50%, 04/15/20	550	633,410
4.50%, 06/01/42	500	539,360
4.88%, 05/01/15	770	841,807
5.70%, 04/15/40	850	1,069,933
6.05%, 06/01/36	885	1,125,120
6.13%, 02/01/19	725	907,029

		16,933,478
AGRICULTURE — 1.03%
Altria Group Inc.
4.13%, 09/11/15	500	539,635
4.75%, 05/05/21	500	560,380
9.25%, 08/06/19	246	342,241
9.70%, 11/10/18	1,425	1,979,588
10.20%, 02/06/39	1,200	2,021,416
Archer-Daniels-Midland Co.
5.38%, 09/15/35	421	488,666
5.45%, 03/15/18	430	513,220
5.77%, 03/01/41	500	599,352
Bunge Ltd. Finance Corp.
4.10%, 03/15/16[a]	350	374,560
8.50%, 06/15/19	300	388,457
Lorillard Tobacco Co.
3.50%, 08/04/16	100	105,793
6.88%, 05/01/20[a]	600	729,949
8.13%, 05/01/40	250	335,006
Philip Morris International Inc.
2.50%, 05/16/16	300	315,829

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

2.50%, 08/22/22	$500	$492,161
2.90%, 11/15/21	675	686,001
5.65%, 05/16/18	800	963,366
6.38%, 05/16/38	750	973,031
6.88%, 03/17/14	456	486,274
Reynolds American Inc.
3.25%, 11/01/22	250	247,769
4.75%, 11/01/42	500	488,411
6.75%, 06/15/17	580	699,227
7.25%, 06/15/37	114	148,121

		14,478,453
AIRLINES — 0.23%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	45	48,242
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23	141	148,071
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23[a]	224	252,443
7.25%, 05/10/21	438	508,416
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	500	518,750
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21[a]	192	224,332
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	87	94,540
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 05/07/21	700	757,750

Security	Principal (000s)	Value

Southwest Airlines Co.
5.25%, 10/01/14	$600	$635,612

		3,188,156
APPAREL — 0.01%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	150	159,010

		159,010
AUTO MANUFACTURERS — 0.18%
Daimler Finance North America LLC
8.50%, 01/18/31	550	849,077
Ford Motor Co.
4.75%, 01/15/43	900	853,398
6.50%, 08/01/18[a]	500	585,436
7.45%, 07/16/31	250	320,616

		2,608,527
AUTO PARTS & EQUIPMENT — 0.12%
BorgWarner Inc.
4.63%, 09/15/20	100	108,511
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)[a]	350	371,224
4.25%, 03/01/21	600	655,739
5.00%, 03/30/20[a]	250	283,578
5.70%, 03/01/41[a]	200	232,396

		1,651,448
BANKS — 18.17%
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,100	1,166,935
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	109,796
Banco do Brasil SA
3.88%, 10/10/22	1,400	1,377,600
Bancolombia SA
5.95%, 06/03/21	500	568,125
Bank of America Corp.
2.00%, 01/11/18	900	898,631
3.30%, 01/11/23	1,450	1,447,723

88	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

3.63%, 03/17/16	$600	$636,883
3.70%, 09/01/15	1,200	1,266,239
4.50%, 04/01/15	1,200	1,276,259
5.00%, 05/13/21	1,250	1,412,203
5.25%, 12/01/15[a]	700	751,907
5.42%, 03/15/17	700	780,825
5.63%, 07/01/20	1,250	1,461,053
5.65%, 05/01/18	800	925,484
5.70%, 01/24/22	1,900	2,250,889
5.75%, 12/01/17	250	289,166
5.88%, 01/05/21	500	590,652
5.88%, 02/07/42	250	302,591
6.50%, 08/01/16	1,600	1,848,087
7.38%, 05/15/14	1,150	1,236,970
7.63%, 06/01/19	1,300	1,661,325
Series 1
3.75%, 07/12/16	1,900	2,033,245
Bank of America N.A.
5.30%, 03/15/17	1,000	1,121,109
6.00%, 10/15/36	426	517,737
Bank of Montreal
0.80%, 11/06/15	900	898,951
1.75%, 04/29/14	950	963,463
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	750	758,230
1.97%, 06/20/17[c]	700	722,420
2.30%, 07/28/16	900	942,200
3.55%, 09/23/21 (Call 08/23/21)	750	807,540
4.30%, 05/15/14	950	993,400
5.45%, 05/15/19	200	238,108
Bank of Nova Scotia
1.85%, 01/12/15	500	511,153
2.55%, 01/12/17	1,000	1,048,772
2.90%, 03/29/16	500	527,942
3.40%, 01/22/15	634	666,183
4.38%, 01/13/21	150	170,445
Barclays Bank PLC
5.00%, 09/22/16	350	394,236

Security	Principal (000s)	Value

5.13%, 01/08/20	$1,350	$1,548,196
5.14%, 10/14/20	250	263,700
5.20%, 07/10/14	850	900,489
6.75%, 05/22/19	750	931,546
BB&T Corp.
2.05%, 04/28/14 (Call 03/28/14)	500	508,222
2.15%, 03/22/17 (Call 02/22/17)	450	464,722
3.20%, 03/15/16 (Call 02/16/16)	500	532,745
6.85%, 04/30/19[a]	800	1,015,797
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	500	499,902
4.66%, 10/09/15	1,400	1,449,402
BNP Paribas SA
3.25%, 03/11/15	1,850	1,924,080
5.00%, 01/15/21	1,250	1,420,481
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	350	350,053
1.45%, 09/13/13	200	201,157
1.55%, 01/23/18 (Call 12/23/17)	750	751,661
2.35%, 12/11/15	300	311,956
Capital One Financial Corp.
2.13%, 07/15/14	150	152,512
2.15%, 03/23/15	250	255,365
3.15%, 07/15/16	150	159,895
4.75%, 07/15/21	400	454,375
6.75%, 09/15/17	250	303,424
7.38%, 05/23/14	950	1,025,607
Citigroup Inc.
3.95%, 06/15/16	1,600	1,720,128
4.45%, 01/10/17	3,350	3,698,806
4.50%, 01/14/22[a]	1,600	1,777,934
4.75%, 05/19/15	1,250	1,341,230
5.00%, 09/15/14	1,300	1,368,056
5.38%, 08/09/20	1,400	1,646,869
6.00%, 08/15/17	750	878,917
6.00%, 10/31/33	1,155	1,277,531

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.01%, 01/15/15	$500	$542,986
6.13%, 11/21/17	1,250	1,484,126
6.13%, 05/15/18	500	597,291
6.88%, 03/05/38	1,150	1,524,196
8.13%, 07/15/39	750	1,119,461
8.50%, 05/22/19	1,800	2,412,413
Comerica Bank
5.75%, 11/21/16	1,000	1,145,457
Commonwealth Bank of Australia
1.25%, 09/18/15	1,000	1,008,945
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	500	510,913
Credit Suisse New York
3.50%, 03/23/15	1,100	1,160,729
4.38%, 08/05/20	1,000	1,127,203
5.30%, 08/13/19	500	589,341
5.40%, 01/14/20	600	665,628
5.50%, 05/01/14	800	843,624
6.00%, 02/15/18	500	580,253
Deutsche Bank AG London
3.25%, 01/11/16	1,050	1,113,407
3.45%, 03/30/15	1,000	1,051,505
6.00%, 09/01/17	450	535,578
Discover Bank
7.00%, 04/15/20	550	681,807
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)[a]	700	728,173
3.63%, 01/25/16	500	535,194
8.25%, 03/01/38	350	488,507
First Horizon National Corp.
5.38%, 12/15/15[a]	250	272,455
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	900	911,322
3.30%, 05/03/15	1,050	1,094,961
3.63%, 02/07/16	1,550	1,651,077
3.70%, 08/01/15	250	263,651
5.00%, 10/01/14	567	600,742
5.25%, 07/27/21	2,550	2,900,604
5.35%, 01/15/16	1,250	1,386,643
5.38%, 03/15/20	750	857,736

Security	Principal (000s)	Value

5.63%, 01/15/17	$1,150	$1,295,275
5.75%, 01/24/22	3,350	3,939,098
5.95%, 01/18/18	1,200	1,403,932
5.95%, 01/15/27	570	639,592
6.00%, 05/01/14	250	264,779
6.00%, 06/15/20	250	298,068
6.13%, 02/15/33[a]	1,250	1,468,476
6.15%, 04/01/18	1,706	2,019,110
6.25%, 09/01/17	600	706,308
6.25%, 02/01/41	700	847,948
6.75%, 10/01/37	875	1,000,901
7.50%, 02/15/19	1,050	1,325,353
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,205	1,243,398
4.88%, 08/24/20	750	836,230
HSBC Holdings PLC
4.00%, 03/30/22	1,100	1,181,552
5.10%, 04/05/21	1,050	1,216,510
6.10%, 01/14/42	300	385,322
6.50%, 05/02/36	800	994,226
6.50%, 09/15/37	949	1,186,741
6.80%, 06/01/38	800	1,038,446
HSBC USA Inc.
1.63%, 01/16/18[a]	500	501,682
Intesa Sanpaolo SpA
3.13%, 01/15/16	900	887,206
3.88%, 01/16/18	900	883,195
J.P. Morgan Chase & Co.
1.88%, 03/20/15	650	662,273
2.60%, 01/15/16	250	260,935
3.15%, 07/05/16	500	531,020
3.20%, 01/25/23	900	902,376
3.45%, 03/01/16	3,400	3,624,771
4.25%, 10/15/20	600	659,825
4.35%, 08/15/21	2,200	2,422,321
4.40%, 07/22/20	1,100	1,221,523
4.50%, 01/24/22	1,100	1,219,956
4.63%, 05/10/21	950	1,069,539
4.65%, 06/01/14	1,950	2,047,081
5.13%, 09/15/14	1,150	1,217,815
5.40%, 01/06/42	600	707,514

90	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.50%, 10/15/40	$300	$357,386
5.60%, 07/15/41	900	1,089,223
6.00%, 01/15/18	1,669	1,998,611
6.30%, 04/23/19	450	551,049
6.40%, 05/15/38	625	813,211
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	2,700	3,189,806
KeyBank N.A.
1.65%, 02/01/18	1,000	1,010,272
KeyCorp
3.75%, 08/13/15	600	640,678
5.10%, 03/24/21	300	348,588
KfW
1.00%, 01/12/15	2,950	2,984,817
1.25%, 10/26/15	1,200	1,225,149
1.25%, 10/05/16[a]	2,000	2,044,953
1.38%, 01/13/14[a]	1,050	1,059,618
1.50%, 04/04/14	1,500	1,520,166
2.00%, 06/01/16	2,100	2,196,036
2.00%, 10/04/22	650	641,620
2.13%, 01/17/23	3,000	2,976,022
2.38%, 08/25/21	1,175	1,216,811
2.63%, 03/03/15	1,450	1,515,142
2.63%, 02/16/16	1,000	1,062,420
2.63%, 01/25/22	1,300	1,363,353
2.75%, 09/08/20	1,500	1,615,158
3.50%, 03/10/14	1,200	1,239,304
4.00%, 01/27/20	1,250	1,451,148
4.50%, 07/16/18[a]	1,050	1,234,385
4.88%, 01/17/17	500	578,659
4.88%, 06/17/19	1,800	2,180,040
5.13%, 03/14/16	1,560	1,773,118
Korea Finance Corp.
4.63%, 11/16/21	300	335,435
Landwirtschaftliche Rentenbank
1.88%, 09/17/18[a]	750	779,728
2.13%, 07/15/16	525	551,212
2.38%, 09/13/17	850	904,988
3.13%, 07/15/15	600	637,427
Series 29
1.38%, 10/23/19	650	648,908

Security	Principal (000s)	Value

Series G
5.00%, 11/08/16	$570	$659,425
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	250	275,512
6.38%, 01/21/21	700	865,479
Manufacturers and Traders Trust Co.
5.59%, 12/28/20 (Call 12/28/15)[d]	500	502,500
Morgan Stanley
3.80%, 04/29/16	1,400	1,485,646
4.10%, 01/26/15	1,300	1,360,914
4.75%, 04/01/14[a]	800	827,439
4.88%, 11/01/22[a]	900	944,993
5.45%, 01/09/17	450	502,832
5.50%, 07/28/21	1,000	1,145,463
5.63%, 09/23/19	1,000	1,148,666
5.75%, 10/18/16	1,254	1,406,158
5.75%, 01/25/21	1,500	1,732,418
5.95%, 12/28/17	900	1,042,365
6.00%, 05/13/14	1,300	1,374,997
6.00%, 04/28/15	1,100	1,201,169
6.38%, 07/24/42	1,050	1,269,480
6.63%, 04/01/18	1,332	1,585,516
7.25%, 04/01/32	350	450,756
7.30%, 05/13/19	1,225	1,520,697
National Australia Bank Ltd. New York
2.00%, 03/09/15	750	767,347
National City Corp.
4.90%, 01/15/15	228	245,140
6.88%, 05/15/19	1,000	1,249,805
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	1,000	1,014,844
4.50%, 03/09/15	150	161,926
5.00%, 04/25/17	1,050	1,218,543
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[e]	500	501,438

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[e]	$910	$939,301
3.63%, 02/08/15[e]	500	527,637
4.25%, 09/21/15[e]	200	217,717
5.13%, 02/08/20[e]	925	1,082,680
Rabobank Nederland
3.38%, 01/19/17	500	537,727
3.88%, 02/08/22	1,800	1,917,033
4.50%, 01/11/21	500	556,288
5.25%, 05/24/41	250	283,765
Regions Financial Corp.
7.75%, 11/10/14	250	274,375
Royal Bank of Canada
1.45%, 10/30/14	1,100	1,114,647
1.50%, 01/16/18	1,200	1,205,471
2.30%, 07/20/16	500	520,398
Royal Bank of Scotland Group PLC
3.25%, 01/11/14[a]	250	255,411
4.38%, 03/16/16[a]	600	651,102
5.63%, 08/24/20	1,300	1,514,022
6.13%, 01/11/21	300	362,439
6.40%, 10/21/19	600	715,858
Sovereign Bank
8.75%, 05/30/18	250	299,103
State Street Corp.
2.88%, 03/07/16	200	212,654
4.30%, 05/30/14	200	209,452
4.38%, 03/07/21	600	681,802
4.96%, 03/15/18	200	224,601
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	500	504,766
1.50%, 01/18/18	750	749,898
3.20%, 07/18/22	1,000	1,004,943
SunTrust Bank
5.00%, 09/01/15[a]	77	83,600
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	641,543
3.60%, 04/15/16 (Call 03/15/16)	150	160,479

Security	Principal (000s)	Value

Svenska Handelsbanken AB
2.88%, 04/04/17	$500	$530,398
Toronto-Dominion Bank (The)
1.38%, 07/14/14	100	101,270
2.38%, 10/19/16	800	836,231
2.50%, 07/14/16	300	314,363
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	500	519,916
2.45%, 07/27/15	600	623,626
2.88%, 11/20/14[a]	400	415,583
3.00%, 03/15/22 (Call 02/15/22)	250	256,163
4.13%, 05/24/21 (Call 04/23/21)	200	222,432
4.20%, 05/15/14	900	940,594
UBS AG Stamford
3.88%, 01/15/15	1,250	1,323,828
4.88%, 08/04/20	500	576,768
5.75%, 04/25/18	650	772,105
5.88%, 12/20/17	800	955,315
Series 10
5.88%, 07/15/16	600	670,237
Union Bank N.A.
5.95%, 05/11/16	600	685,997
US Bank N.A.
4.80%, 04/15/15	640	690,317
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	1,570	1,682,274
5.85%, 02/01/37	500	618,625
6.60%, 01/15/38	1,250	1,672,778
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	800	922,028
5.75%, 02/01/18	1,150	1,374,606
Wells Fargo & Co.
1.25%, 02/13/15	750	758,793
1.50%, 01/16/18	1,200	1,201,518
3.50%, 03/08/22	1,850	1,948,281
3.68%, 06/15/16[c]	1,100	1,191,297
3.75%, 10/01/14	850	892,901

92	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

4.60%, 04/01/21	$800	$913,544
5.13%, 09/15/16[a]	1,075	1,210,801
5.63%, 12/11/17	1,300	1,542,832
Wells Fargo Bank N.A.
4.75%, 02/09/15	750	802,458
Westpac Banking Corp.
1.60%, 01/12/18	500	502,972
2.00%, 08/14/17	900	925,086
3.00%, 08/04/15	600	630,984
4.20%, 02/27/15	950	1,015,675
4.88%, 11/19/19	800	935,487

		256,028,164
BEVERAGES — 2.01%
Anheuser-Busch Companies LLC
5.50%, 01/15/18[a]	705	839,829
6.45%, 09/01/37	478	625,880
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	1,000	976,325
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	750	754,842
1.50%, 07/14/14[a]	1,600	1,621,278
2.63%, 01/17/23[a]	1,450	1,429,632
2.88%, 02/15/16	250	265,123
4.13%, 01/15/15	450	478,841
4.38%, 02/15/21	75	85,736
5.38%, 11/15/14	900	971,938
5.38%, 01/15/20	534	640,876
6.38%, 01/15/40	750	995,249
7.75%, 01/15/19	250	329,705
8.20%, 01/15/39	350	555,073
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	153,299
5.38%, 01/15/16	45	50,085
Bottling Group LLC
6.95%, 03/15/14	600	639,437
Brown-Forman Corp.
2.50%, 01/15/16[a]	300	314,715
Coca-Cola Co. (The)
1.65%, 03/14/18	950	973,984

Security	Principal (000s)	Value

1.80%, 09/01/16	$700	$724,116
3.15%, 11/15/20	900	967,655
3.30%, 09/01/21	500	538,866
3.63%, 03/15/14	800	825,922
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	250	256,342
3.50%, 09/15/20	250	263,759
4.50%, 09/01/21 (Call 06/01/21)	200	225,078
Diageo Capital PLC
5.75%, 10/23/17	826	988,950
5.88%, 09/30/36	228	278,618
Diageo Finance BV
5.30%, 10/28/15	500	557,039
Diageo Investment Corp.
4.25%, 05/11/42	500	510,219
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	250	263,634
3.20%, 11/15/21 (Call 08/15/21)	700	716,252
Molson Coors Brewing Co.
2.00%, 05/01/17	500	510,000
5.00%, 05/01/42	250	266,850
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	285	399,568
PepsiCo Inc.
0.70%, 08/13/15	500	501,341
2.50%, 05/10/16	850	895,445
2.75%, 03/05/22	500	506,453
2.75%, 03/01/23	1,000	1,002,743
3.00%, 08/25/21	1,000	1,038,900
3.10%, 01/15/15	300	314,691
3.75%, 03/01/14	750	774,330
4.00%, 03/05/42	700	693,043
5.50%, 01/15/40	500	612,536
7.90%, 11/01/18	775	1,033,367

		28,367,564
BIOTECHNOLOGY — 0.72%
Amgen Inc.
2.13%, 05/15/17	900	931,303
2.30%, 06/15/16	300	313,083

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

3.88%, 11/15/21 (Call 08/15/21)	$2,362	$2,563,386
4.10%, 06/15/21 (Call 03/15/21)	400	440,573
5.15%, 11/15/41 (Call 05/15/41)	150	164,114
5.65%, 06/15/42 (Call 12/15/41)	300	347,250
5.75%, 03/15/40	200	233,362
5.85%, 06/01/17	925	1,094,122
6.38%, 06/01/37	500	623,872
Celgene Corp.
3.25%, 08/15/22	500	502,489
3.95%, 10/15/20	200	215,136
Genentech Inc.
5.25%, 07/15/35	137	159,731
Gilead Sciences Inc.
2.40%, 12/01/14	134	137,732
3.05%, 12/01/16	100	107,335
4.40%, 12/01/21 (Call 09/01/21)	1,050	1,177,261
4.50%, 04/01/21 (Call 01/01/21)	200	225,440
5.65%, 12/01/41 (Call 06/01/41)	300	365,366
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	160,907
6.00%, 03/01/20	300	335,572

		10,098,034
BUILDING MATERIALS — 0.14%
CRH America Inc.
6.00%, 09/30/16	744	844,947
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	600	610,130
6.50%, 12/01/16[a]	450	498,365

		1,953,442
CHEMICALS — 1.68%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	450	432,693

Security	Principal (000s)	Value

6.75%, 01/15/19	$250	$305,806
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	259,154
3.00%, 11/03/21[a]	500	519,037
4.38%, 08/21/19	150	170,815
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	500	526,465
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	217,957
Cabot Corp.
3.70%, 07/15/22	350	350,857
CF Industries Inc.
7.13%, 05/01/20	500	624,095
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	500	500,892
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	750	732,124
4.13%, 11/15/21 (Call 08/15/21)[a]	1,160	1,249,763
4.38%, 11/15/42 (Call 05/15/42)	650	621,474
5.90%, 02/15/15	500	548,310
7.60%, 05/15/14	461	498,738
8.55%, 05/15/19	750	1,012,216
9.40%, 05/15/39	700	1,104,114
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16[a]	500	530,266
2.80%, 02/15/23	500	506,150
3.63%, 01/15/21	484	529,253
4.63%, 01/15/20	350	404,854
5.25%, 12/15/16[a]	228	264,306
5.88%, 01/15/14	102	106,761
6.00%, 07/15/18	1,279	1,577,744
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	750	778,745
5.50%, 11/15/19	600	698,676

94	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Ecolab Inc.
1.45%, 12/08/17	$700	$696,061
3.00%, 12/08/16	550	584,073
4.35%, 12/08/21	550	609,163
5.50%, 12/08/41	100	116,962
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	105,418
Lubrizol Corp.
8.88%, 02/01/19[a]	250	347,264
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	350	343,328
2.75%, 04/15/16	150	158,667
5.88%, 04/15/38	150	196,057
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	300	313,757
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	450	486,553
5.25%, 05/15/14	250	263,492
5.63%, 12/01/40	350	410,255
6.50%, 05/15/19[a]	250	310,016
PPG Industries Inc.
1.90%, 01/15/16	100	102,513
3.60%, 11/15/20[a]	100	107,095
5.50%, 11/15/40	250	282,952
6.65%, 03/15/18	150	185,605
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	400	388,680
2.45%, 02/15/22 (Call 11/15/21)[a]	500	497,731
3.00%, 09/01/21	100	104,053
4.05%, 03/15/21	200	223,552
4.63%, 03/30/15[a]	500	541,503
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	300	293,951
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125	130,392

Security	Principal (000s)	Value

4.00%, 12/15/42 (Call 06/15/42)	$250	$247,467
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	52,985
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	500	543,762

		23,714,572
COMMERCIAL SERVICES — 0.40%
ADT Corp. (The)
2.25%, 07/15/17[b]	850	849,891
4.13%, 06/15/23[b]	500	509,944
Emory University
5.63%, 09/01/19	250	309,226
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	196,564
6.30%, 07/01/17	100	115,944
Johns Hopkins University
5.25%, 07/01/19	125	151,930
Massachusetts Institute of Technology
5.60%, 07/01/2111	500	670,248
Moody’s Corp.
5.50%, 09/01/20[a]	100	109,173
Princeton University
Series A
4.95%, 03/01/19	250	299,269
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)	200	213,955
Stanford University
4.75%, 05/01/19	159	189,296
Vanderbilt University
5.25%, 04/01/19	250	300,237
Verisk Analytics Inc.
4.13%, 09/12/22[a]	250	256,675
Western Union Co. (The)
3.65%, 08/22/18[a]	250	253,686
5.25%, 04/01/20[a]	160	173,090

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.93%, 10/01/16[a]	$650	$717,724
Yale University
2.90%, 10/15/14	250	259,913

		5,576,765
COMPUTERS — 1.11%
Computer Sciences Corp.
6.50%, 03/15/18	600	688,366
Dell Inc.
2.30%, 09/10/15	1,050	1,039,500
5.88%, 06/15/19[a]	200	206,000
Hewlett-Packard Co.
2.13%, 09/13/15[a]	400	402,768
2.60%, 09/15/17[a]	1,800	1,799,775
2.65%, 06/01/16	400	406,241
4.30%, 06/01/21	1,700	1,713,015
4.38%, 09/15/21	150	151,989
4.75%, 06/02/14	800	835,768
6.00%, 09/15/41	300	302,509
6.13%, 03/01/14	1,100	1,155,457
International Business Machines Corp.
0.55%, 02/06/15	700	701,425
0.88%, 10/31/14	750	755,352
1.25%, 02/06/17	800	807,602
1.95%, 07/22/16	900	934,872
2.90%, 11/01/21[a]	800	827,404
4.00%, 06/20/42	840	853,289
5.60%, 11/30/39	42	53,065
5.70%, 09/14/17	784	939,191
7.63%, 10/15/18	570	756,722
NetApp Inc.
2.00%, 12/15/17	350	349,156

		15,679,466
COSMETICS & PERSONAL CARE — 0.41%
Avon Products Inc.
6.50%, 03/01/19	600	677,514
Colgate-Palmolive Co.
1.30%, 01/15/17	600	609,047
2.95%, 11/01/20[a]	250	265,181
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	97,190

Security	Principal (000s)	Value

Procter & Gamble Co. (The)
1.45%, 08/15/16	$900	$922,075
2.30%, 02/06/22	500	500,459
3.50%, 02/15/15	725	766,695
4.70%, 02/15/19	750	881,437
5.55%, 03/05/37	828	1,053,566

		5,773,164
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
3.38%, 11/01/15	250	259,580
4.50%, 03/01/23 (Call 12/01/22)	250	251,209
Ingram Micro Inc.
5.25%, 09/01/17	150	161,795

		672,584
DIVERSIFIED FINANCIAL SERVICES — 6.41%
Alterra Finance LLC
6.25%, 09/30/20	100	115,728
American Express Co.
2.65%, 12/02/22	362	352,591
4.05%, 12/03/42	675	654,665
6.80%, 09/01/66 (Call 09/01/16)[d]	128	136,960
7.00%, 03/19/18	1,206	1,509,218
7.25%, 05/20/14	800	863,566
American Express Credit Corp.
1.75%, 06/12/15	500	510,780
2.75%, 09/15/15	900	941,143
2.80%, 09/19/16	1,550	1,640,383
Series D
5.13%, 08/25/14	450	479,374
Ameriprise Financial Inc.
5.65%, 11/15/15	600	675,242
Associates Corp. of North America
6.95%, 11/01/18	855	1,052,143
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	1,600	1,798,648
5.70%, 11/15/14	570	617,272
7.25%, 02/01/18	750	935,371

96	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Boeing Capital Corp.
4.70%, 10/27/19	$250	$290,968
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850	1,162,220
Caterpillar Financial Services Corp.
1.05%, 03/26/15	500	504,418
1.30%, 03/01/23	1,000	997,076
2.05%, 08/01/16	800	832,262
6.13%, 02/17/14	680	717,686
7.15%, 02/15/19	650	841,172
Charles Schwab Corp. (The)
3.23%, 09/01/22	600	611,662
CME Group Inc.
3.00%, 09/15/22	900	904,569
Countrywide Financial Corp.
6.25%, 05/15/16	575	640,063
Credit Suisse (USA) Inc.
5.38%, 03/02/16	969	1,080,364
7.13%, 07/15/32	150	210,029
Discover Financial Services
5.20%, 04/27/22	250	282,858
Ford Motor Credit Co. LLC
2.38%, 01/16/18	500	495,940
2.50%, 01/15/16	500	509,047
3.00%, 06/12/17	1,000	1,027,421
4.25%, 02/03/17	1,700	1,823,439
5.75%, 02/01/21	2,500	2,830,795
6.63%, 08/15/17	500	584,770
7.00%, 04/15/15	997	1,103,476
8.00%, 12/15/16	500	600,403
Franklin Resources Inc.
2.80%, 09/15/22	600	599,573
General Electric Capital Corp.
1.00%, 01/08/16[a]	1,200	1,204,388
2.15%, 01/09/15[a]	1,100	1,130,504
2.25%, 11/09/15	1,050	1,087,739
2.95%, 05/09/16	1,000	1,059,428
3.10%, 01/09/23	750	745,034
3.50%, 06/29/15	1,100	1,165,884
4.63%, 01/07/21	1,400	1,585,377
4.65%, 10/17/21	1,000	1,129,567

Security	Principal (000s)	Value

4.88%, 03/04/15	$1,050	$1,133,016
5.00%, 01/08/16	1,410	1,549,368
5.30%, 02/11/21	750	864,333
5.40%, 02/15/17	750	864,956
5.63%, 09/15/17	1,050	1,236,686
5.63%, 05/01/18	1,200	1,425,274
5.65%, 06/09/14[a]	850	905,281
5.88%, 01/14/38	3,450	4,052,706
5.90%, 05/13/14	500	532,296
6.00%, 08/07/19	925	1,128,390
6.38%, 11/15/67 (Call 11/15/17)[d]	400	422,000
6.88%, 01/10/39	1,050	1,388,013
Series A
3.75%, 11/14/14	800	842,707
6.75%, 03/15/32	1,267	1,617,830
Goldman Sachs Capital I
6.35%, 02/15/34	570	592,800
HSBC Finance Corp.
5.00%, 06/30/15	1,050	1,136,507
5.50%, 01/19/16	750	834,336
6.68%, 01/15/21	864	1,032,401
Jefferies Group Inc.
3.88%, 11/09/15	200	207,000
5.13%, 04/13/18	450	483,750
6.45%, 06/08/27	250	269,375
6.50%, 01/20/43	500	521,743
8.50%, 07/15/19	450	560,250
John Deere Capital Corp.
0.88%, 04/17/15	750	754,042
1.60%, 03/03/14	500	506,046
1.85%, 09/15/16	200	206,604
2.25%, 06/07/16	500	522,504
2.75%, 03/15/22	850	860,996
2.95%, 03/09/15	400	418,209
3.15%, 10/15/21[a]	750	788,274
Lazard Group LLC
6.85%, 06/15/17[a]	300	348,069
Legg Mason Inc.
6.00%, 05/21/19	250	269,025

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Merrill Lynch & Co. Inc.
5.45%, 07/15/14	$741	$784,309
6.05%, 05/16/16	650	724,948
6.11%, 01/29/37	300	341,188
6.40%, 08/28/17	776	911,093
6.88%, 04/25/18	1,275	1,542,733
7.75%, 05/14/38	1,150	1,567,525
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	89,830
5.55%, 01/15/20	250	268,587
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	550	554,302
3.05%, 02/15/22 (Call 11/15/21)	750	782,789
10.38%, 11/01/18	500	734,960
Series C
8.00%, 03/01/32	325	485,083
Nomura Holdings Inc.
4.13%, 01/19/16[a]	500	524,594
5.00%, 03/04/15[a]	250	264,976
6.70%, 03/04/20	550	651,471
ORIX Corp.
4.71%, 04/27/15	500	531,777
PACCAR Financial Corp.
0.70%, 11/16/15	500	499,202
1.55%, 09/29/14	500	507,372
Raymond James Financial Inc.
4.25%, 04/15/16	50	53,154
SLM Corp.
4.63%, 09/25/17	300	306,000
5.63%, 08/01/33	250	225,625
6.00%, 01/25/17	500	537,500
6.25%, 01/25/16	528	572,880
7.25%, 01/25/22	500	550,000
8.00%, 03/25/20	150	172,500
8.45%, 06/15/18	600	706,500
Swedish Export Credit Corp.
3.25%, 09/16/14	500	521,763
5.13%, 03/01/17[a]	1,121	1,301,547

Security	Principal (000s)	Value

TD Ameritrade Holding Corp.
5.60%, 12/01/19	$250	$290,221
Toyota Motor Credit Corp.
1.00%, 02/17/15	750	755,928
1.25%, 11/17/14	700	709,005
1.38%, 01/10/18	600	603,160
2.00%, 09/15/16	750	777,344
2.63%, 01/10/23	550	546,041
3.20%, 06/17/15	550	581,964
3.30%, 01/12/22	600	634,584
3.40%, 09/15/21	400	428,526

		90,356,984
ELECTRIC — 5.59%
Alabama Power Co.
3.38%, 10/01/20[a]	500	543,063
4.10%, 01/15/42	450	456,983
6.00%, 03/01/39	500	645,469
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	750	751,593
Appalachian Power Co.
7.00%, 04/01/38	450	604,898
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	350	371,685
5.80%, 06/30/14	400	426,999
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	250	311,768
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	500	518,051
3.40%, 09/01/21 (Call 06/01/21)	200	215,479
5.80%, 03/15/18	405	488,354
6.45%, 01/15/38	500	676,497
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	149,107

98	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	$1,000	$1,005,464
5.50%, 12/01/39	550	673,470
6.30%, 08/15/37	548	729,086
6.65%, 04/01/19[a]	600	764,857
Constellation Energy Group Inc.
4.55%, 06/15/15	434	467,295
Consumers Energy Co.
6.70%, 09/15/19	850	1,094,369
Detroit Edison Co. (The)
5.70%, 10/01/37	550	694,576
Dominion Resources Inc.
4.45%, 03/15/21	500	569,101
7.00%, 06/15/38	250	346,711
8.88%, 01/15/19	600	818,706
Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	900	900,122
Series C
5.15%, 07/15/15	417	458,562
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)[a]	450	502,971
4.25%, 12/15/41 (Call 06/15/41)	710	741,273
6.05%, 04/15/38	500	644,668
Duke Energy Corp.
1.63%, 08/15/17	500	501,547
2.15%, 11/15/16	450	465,448
3.05%, 08/15/22 (Call 05/15/22)	300	303,896
3.55%, 09/15/21 (Call 06/15/21)[a]	200	211,188
3.95%, 09/15/14	500	524,516
6.30%, 02/01/14	825	867,182
Duke Energy Indiana Inc.
6.35%, 08/15/38	600	782,648
Edison International
3.75%, 09/15/17	200	217,354

Security	Principal (000s)	Value

Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	$300	$325,297
Entergy Louisiana LLC
1.88%, 12/15/14	700	713,467
Entergy Texas Inc.
7.13%, 02/01/19	500	624,789
Exelon Corp.
4.90%, 06/15/15	457	495,662
Exelon Generation Co. LLC
5.20%, 10/01/19[a]	500	566,766
5.35%, 01/15/14	434	451,031
5.60%, 06/15/42 (Call 12/15/41)	1,105	1,198,642
6.25%, 10/01/39	500	584,898
FirstEnergy Corp.
Series C
7.38%, 11/15/31	570	674,602
FirstEnergy Solutions Corp.
4.80%, 02/15/15	500	534,287
6.05%, 08/15/21	500	591,069
6.80%, 08/15/39	700	825,107
Florida Power & Light Co.
5.25%, 02/01/41 (Call 08/01/40)	250	302,754
5.95%, 02/01/38	475	619,458
5.96%, 04/01/39	600	785,994
Florida Power Corp.
3.85%, 11/15/42 (Call 05/15/42)	1,000	967,501
5.65%, 04/01/40	200	248,193
6.40%, 06/15/38	485	644,823
Georgia Power Co.
4.30%, 03/15/42	1,250	1,292,500
5.40%, 06/01/40	200	237,313
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	55,083
Iberdrola International BV
6.75%, 07/15/36	200	214,534

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Indiana Michigan Power Co.
7.00%, 03/15/19	$600	$755,475
Integrys Energy Group Inc.
4.17%, 11/01/20	100	110,564
Interstate Power & Light Co.
6.25%, 07/15/39	100	131,365
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	223,347
Kentucky Utilities Co.
1.63%, 11/01/15	50	51,301
5.13%, 11/01/40 (Call 05/01/40)	350	417,555
LG&E and KU Energy LLC
2.13%, 11/15/15	200	204,965
4.38%, 10/01/21 (Call 07/01/21)	500	545,031
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	650	782,845
6.13%, 04/01/36	838	1,050,635
6.50%, 09/15/37	550	720,421
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	253,297
4.90%, 12/01/21 (Call 09/01/21)	300	330,913
Nevada Power Co.
6.65%, 04/01/36	250	337,301
7.13%, 03/15/19[a]	700	905,289
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	500	503,449
4.50%, 06/01/21 (Call 03/01/21)	750	827,322
6.00%, 03/01/19[a]	150	178,138
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	500	542,756
5.80%, 02/01/42 (Call 08/01/41)	100	113,578
6.40%, 03/15/18	1,050	1,273,042

Security	Principal (000s)	Value

NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	$250	$245,476
5.50%, 03/15/40	125	154,412
Oglethorpe Power Corp.
5.25%, 09/01/50	200	224,739
5.38%, 11/01/40[a]	295	337,714
Ohio Power Co.
Series M
5.38%, 10/01/21[a]	550	657,913
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	400	471,391
Oncor Electric Delivery Co.
6.80%, 09/01/18[a]	150	185,975
7.00%, 09/01/22	535	680,832
7.50%, 09/01/38	1,000	1,374,636
Pacific Gas & Electric Co.
4.80%, 03/01/14	563	585,997
5.40%, 01/15/40	650	776,247
6.05%, 03/01/34	775	991,720
6.25%, 03/01/39	800	1,050,544
8.25%, 10/15/18	650	879,305
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)[a]	750	779,812
3.85%, 06/15/21 (Call 03/15/21)	900	996,932
6.00%, 01/15/39	500	651,690
Portland General Electric Co.
6.10%, 04/15/19	200	246,988
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)[a]	150	158,235
5.20%, 07/15/41 (Call 01/15/41)	400	480,312
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	200	211,146
6.20%, 05/15/16	272	308,198

100	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Progress Energy Carolinas
5.30%, 01/15/19	$850	$1,014,056
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	200	221,995
7.75%, 03/01/31	500	686,963
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	106,582
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	750	738,030
4.75%, 08/15/41 (Call 02/15/41)	50	57,115
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	224,259
Public Service Electric & Gas Co.
5.50%, 03/01/40[a]	500	627,131
Series D
5.70%, 12/01/36	250	318,872
Series G
0.85%, 08/15/14	1,000	1,004,430
Puget Sound Energy Inc.
5.76%, 10/01/39	250	316,745
5.76%, 07/15/40	250	312,833
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	211,672
3.95%, 11/15/41	450	459,446
6.00%, 06/01/39[a]	200	266,265
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)[a]	200	208,898
4.75%, 05/15/21 (Call 02/15/21)	800	872,479
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250	320,549
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	392,284
5.50%, 08/15/18[a]	700	855,621
5.50%, 03/15/40	350	435,687

Security	Principal (000s)	Value

5.75%, 04/01/35	$600	$755,197
6.00%, 01/15/34	457	590,192
Southern Co. (The)
1.95%, 09/01/16	875	903,525
2.38%, 09/15/15	200	207,698
Southern Power Co.
5.15%, 09/15/41	100	111,100
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	500	520,220
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	502,537
TECO Finance Inc.
6.57%, 11/01/17	600	724,025
TransAlta Corp.
4.75%, 01/15/15	750	792,620
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	500	550,755
UIL Holdings Corp.
4.63%, 10/01/20	100	106,826
Union Electric Co.
6.70%, 02/01/19[a]	1,250	1,586,716
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)[a]	400	418,045
5.40%, 04/30/18	486	582,529
8.88%, 11/15/38	600	1,020,524
Series A
6.00%, 05/15/37	300	390,326
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)[a]	50	51,603
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	209,940
4.25%, 12/15/19	450	518,508
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	1,200	1,404,221

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.50%, 07/01/36	$800	$1,056,343

		78,762,891
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Emerson Electric Co.
4.25%, 11/15/20	250	285,403
5.00%, 04/15/19	700	824,719
Energizer Holdings Inc.
4.70%, 05/24/22	250	262,624

		1,372,746
ELECTRONICS — 0.55%
Agilent Technologies Inc.
5.00%, 07/15/20	500	564,325
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	312,535
Avnet Inc.
4.88%, 12/01/22[a]	500	509,154
Honeywell International Inc.
4.25%, 03/01/21	450	517,743
5.00%, 02/15/19	250	296,495
5.30%, 03/01/18	600	714,127
5.70%, 03/15/37	500	634,222
Jabil Circuit Inc.
4.70%, 09/15/22	500	505,000
Koninklijke Philips Electronics NV
3.75%, 03/15/22	200	214,938
5.00%, 03/15/42	250	277,592
5.75%, 03/11/18	800	958,363
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	54,726
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	275	278,876
2.25%, 08/15/16	600	620,231
3.20%, 03/01/16	600	636,171
4.50%, 03/01/21	650	712,182

		7,806,680
ENGINEERING & CONSTRUCTION — 0.11%
ABB Finance (USA) Inc.
1.63%, 05/08/17	500	505,926
2.88%, 05/08/22	250	252,141

Security	Principal (000s)	Value

Fluor Corp.
3.38%, 09/15/21	$800	$842,899

		1,600,966
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	150	177,525

		177,525
ENVIRONMENTAL CONTROL — 0.30%
Republic Services Inc.
3.80%, 05/15/18	800	881,125
4.75%, 05/15/23	250	283,070
6.20%, 03/01/40	500	617,726
Waste Management Inc.
2.60%, 09/01/16	100	104,610
6.10%, 03/15/18	250	298,198
6.13%, 11/30/39	550	682,339
6.38%, 03/11/15	750	831,689
7.00%, 07/15/28	114	152,377
7.38%, 03/11/19	250	314,567

		4,165,701
FOOD — 1.82%
Campbell Soup Co.
3.05%, 07/15/17	500	535,904
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,200	1,196,091
3.25%, 09/15/22[a]	750	750,697
4.95%, 08/15/20[b]	100	109,862
7.00%, 04/15/19	700	867,761
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19[a]	250	262,583
6.50%, 06/15/17[a]	450	515,790
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	700	729,937
5.20%, 03/17/15	250	272,560
5.65%, 02/15/19	875	1,056,042
H.J. Heinz Co.
1.50%, 03/01/17[a]	250	252,500

102	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

2.85%, 03/01/22 (Call 12/01/21)[a]	$350	$351,750
3.13%, 09/12/21 (Call 06/12/21)	350	351,750
Hershey Co. (The)
1.50%, 11/01/16	500	509,342
4.13%, 12/01/20	100	112,972
Ingredion Inc.
4.63%, 11/01/20[a]	150	164,547
Kellogg Co.
1.75%, 05/17/17	500	509,130
1.88%, 11/17/16[a]	400	410,506
2.75%, 03/01/23	500	499,189
4.00%, 12/15/20	600	666,081
Series B
7.45%, 04/01/31	342	455,274
Kraft Foods Group Inc.
2.25%, 06/05/17	1,000	1,037,018
3.50%, 06/06/22	600	626,140
6.88%, 01/26/39	1,500	1,983,332
Kraft Foods Inc.
4.13%, 02/09/16	850	926,738
5.38%, 02/10/20	750	889,850
6.13%, 02/01/18	740	892,539
6.13%, 08/23/18	600	732,235
6.50%, 02/09/40	750	974,539
6.88%, 02/01/38	700	939,965
Kroger Co. (The)
2.20%, 01/15/17[a]	750	773,887
3.40%, 04/15/22 (Call 01/15/22)[a]	600	614,409
5.40%, 07/15/40 (Call 01/15/40)	250	268,376
7.50%, 01/15/14	350	370,435
7.50%, 04/01/31	350	445,593
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	300	325,222
Safeway Inc.
3.95%, 08/15/20[a]	750	760,228

Security	Principal (000s)	Value

Sysco Corp.
6.63%, 03/17/39	$100	$133,178
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)[a]	500	540,930
Unilever Capital Corp.
2.75%, 02/10/16	550	580,296
4.25%, 02/10/21	700	801,919
5.90%, 11/15/32	342	460,565

		25,657,662
FOREST PRODUCTS & PAPER — 0.37%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	600	624,462
7.25%, 07/29/19	100	119,351
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	200	197,950
6.25%, 09/01/42	250	251,393
Georgia-Pacific LLC
7.75%, 11/15/29	500	671,686
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	400	446,198
6.00%, 11/15/41 (Call 05/15/41)	50	58,008
7.50%, 08/15/21	700	910,048
7.95%, 06/15/18	347	446,632
9.38%, 05/15/19	900	1,231,613
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	241,893

		5,199,234
GAS — 0.28%
AGL Capital Corp.
5.25%, 08/15/19	200	238,256
5.88%, 03/15/41 (Call 09/15/40)	200	252,618
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	250	252,600

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.50%, 06/15/41 (Call 12/15/40)	$100	$121,611
8.50%, 03/15/19	300	404,929
National Grid PLC
6.30%, 08/01/16	400	462,986
Questar Corp.
2.75%, 02/01/16	50	51,995
Sempra Energy
2.00%, 03/15/14	250	253,243
2.30%, 04/01/17	750	777,215
6.00%, 10/15/39	500	621,201
9.80%, 02/15/19	400	564,631

		4,001,285
HAND & MACHINE TOOLS — 0.11%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	500	496,880
Stanley Black & Decker Inc.
2.90%, 11/01/22	500	500,472
3.40%, 12/01/21 (Call 09/01/21)	500	515,724

		1,513,076
HEALTH CARE — PRODUCTS — 0.76%
Baxter International Inc.
1.85%, 01/15/17[a]	1,000	1,026,324
5.38%, 06/01/18	600	711,848
Becton, Dickinson and Co.
3.25%, 11/12/20	1,150	1,223,424
Boston Scientific Corp.
6.00%, 01/15/20	1,050	1,223,806
CareFusion Corp.
5.13%, 08/01/14	400	423,476
Covidien International Finance SA
6.00%, 10/15/17	550	658,678
6.55%, 10/15/37	500	678,383
CR Bard Inc.
1.38%, 01/15/18	300	298,900
2.88%, 01/15/16	100	105,296
Hospira Inc.
6.05%, 03/30/17	350	400,793

Security	Principal (000s)	Value

Medtronic Inc.
3.00%, 03/15/15	$500	$522,782
3.13%, 03/15/22 (Call 12/15/21)	400	419,993
4.45%, 03/15/20	700	805,210
5.55%, 03/15/40	500	621,729
5.60%, 03/15/19	250	299,651
St. Jude Medical Inc.
2.50%, 01/15/16	100	103,516
3.75%, 07/15/14	300	312,708
Stryker Corp.
2.00%, 09/30/16[a]	300	308,814
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)[a]	500	512,514

		10,657,845
HEALTH CARE — SERVICES — 1.09%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	500	506,928
2.75%, 11/15/22 (Call 08/15/22)	700	680,240
3.95%, 09/01/20	100	108,517
4.13%, 06/01/21 (Call 03/01/21)	400	436,595
6.63%, 06/15/36	550	716,725
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	166,553
4.50%, 03/15/21 (Call 12/15/20)[a]	200	223,733
5.13%, 06/15/20	925	1,066,627
5.38%, 02/15/42 (Call 08/15/41)	300	338,822
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	176,211
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	500	490,156
6.45%, 06/01/16	300	344,862

104	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

7.20%, 06/15/18	$250	$307,821
Laboratory Corp. of America Holdings
3.13%, 05/15/16	500	524,529
3.75%, 08/23/22 (Call 05/23/22)	250	254,138
Quest Diagnostics Inc.
4.70%, 04/01/21	200	218,406
6.95%, 07/01/37	250	303,717
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	600	590,295
4.63%, 11/15/41 (Call 05/15/41)	200	208,590
4.70%, 02/15/21 (Call 11/15/20)	600	688,001
5.38%, 03/15/16[a]	250	282,176
5.80%, 03/15/36	774	916,312
6.00%, 02/15/18	766	927,871
6.88%, 02/15/38	500	667,002
WellPoint Inc.
1.88%, 01/15/18	750	758,087
3.70%, 08/15/21 (Call 05/15/21)	800	844,146
4.35%, 08/15/20	200	221,600
4.63%, 05/15/42	500	501,279
5.25%, 01/15/16	750	835,498
6.38%, 06/15/37	850	1,053,611

		15,359,048
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	250	256,097

		256,097
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.85%, 06/15/21[a]	500	550,502

		550,502
HOUSEHOLD PRODUCTS & WARES — 0.13%
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	52,419

Security	Principal (000s)	Value

Clorox Co. (The)
3.80%, 11/15/21	$700	$746,003
Kimberly-Clark Corp.
6.13%, 08/01/17	550	667,423
6.63%, 08/01/37	150	210,751
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	210,606

		1,887,202
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	500	521,649
4.70%, 08/15/20[a]	100	110,657

		632,306
INSURANCE — 3.51%
ACE INA Holdings Inc.
2.60%, 11/23/15[a]	800	837,798
5.88%, 06/15/14	250	266,588
5.90%, 06/15/19	350	432,541
Aflac Inc.
6.45%, 08/15/40	150	188,114
8.50%, 05/15/19	550	744,118
Alleghany Corp.
4.95%, 06/27/22	150	165,802
5.63%, 09/15/20[a]	100	113,205
Allstate Corp. (The)
5.00%, 08/15/14	250	265,487
5.20%, 01/15/42	400	465,898
5.55%, 05/09/35	754	902,560
7.45%, 05/16/19	400	523,859
American International Group Inc.
3.80%, 03/22/17	500	541,560
4.88%, 09/15/16	600	670,199
4.88%, 06/01/22	500	567,068
5.05%, 10/01/15	800	878,882
5.85%, 01/16/18	234	275,013
6.25%, 03/15/37[a]	700	763,000
6.40%, 12/15/20	1,500	1,864,958
8.18%, 05/15/58 (Call 05/15/38)[d]	1,250	1,643,750

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

8.25%, 08/15/18	$800	$1,042,596
Aon Corp.
5.00%, 09/30/20	250	283,880
6.25%, 09/30/40	465	592,069
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	100	110,527
AXA SA
8.60%, 12/15/30	400	508,000
Axis Specialty Finance LLC
5.88%, 06/01/20	250	285,334
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000	1,051,301
4.40%, 05/15/42	400	396,171
5.40%, 05/15/18[a]	1,015	1,209,524
5.75%, 01/15/40	250	298,049
Berkshire Hathaway Inc.
1.90%, 01/31/17	1,300	1,341,104
4.50%, 02/11/43	750	753,851
Chubb Corp. (The)
5.75%, 05/15/18	725	882,667
6.50%, 05/15/38	250	339,894
CNA Financial Corp.
5.88%, 08/15/20[a]	750	881,664
Fidelity National Financial Inc.
5.50%, 09/01/22	250	278,592
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250	321,177
Genworth Financial Inc.
5.75%, 06/15/14[a]	500	525,500
6.52%, 05/22/18[a]	300	334,500
7.63%, 09/24/21[a]	350	414,750
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	227,342
Hartford Financial Services Group Inc.
5.13%, 04/15/22	1,200	1,382,643
6.63%, 03/30/40	500	639,393
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	260,825
ING U.S. Inc.
5.50%, 07/15/22[b]	250	275,187

Security	Principal (000s)	Value

Kemper Corp.
6.00%, 11/30/15	$100	$107,182
Lincoln National Corp.
4.20%, 03/15/22[a]	550	592,489
4.85%, 06/24/21	50	56,140
7.00%, 06/15/40	250	330,431
8.75%, 07/01/19	775	1,046,076
Manulife Financial Corp.
4.90%, 09/17/20	250	279,376
Markel Corp.
5.35%, 06/01/21	300	336,293
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	200	225,189
5.75%, 09/15/15	600	668,958
MetLife Inc.
3.05%, 12/15/22	600	600,055
4.75%, 02/08/21	1,150	1,316,627
5.00%, 06/15/15	640	700,163
5.88%, 02/06/41	200	244,254
6.40%, 12/15/66 (Call 12/15/31)	925	1,008,250
6.75%, 06/01/16	150	176,718
7.72%, 02/15/19	750	978,658
Principal Financial Group Inc.
1.85%, 11/15/17	500	503,989
3.13%, 05/15/23	250	249,700
3.30%, 09/15/22	600	609,417
6.05%, 10/15/36	300	369,276
Progressive Corp. (The)
3.75%, 08/23/21[a]	650	707,137
6.70%, 06/15/67 (Call 06/15/17)[a],d	400	440,000
Protective Life Corp.
8.45%, 10/15/39	250	322,501
Prudential Financial Inc.
3.00%, 05/12/16[a]	700	738,272
5.63%, 06/15/43 (Call 06/15/23)[d]	700	724,500
5.70%, 12/14/36	285	324,263

106	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.88%, 09/15/42 (Call 09/15/22)[d]	$250	$262,500
7.38%, 06/15/19	700	896,341
8.88%, 06/15/68 (Call 06/15/18)[d]	250	303,750
Series B
5.10%, 09/20/14	650	692,061
Series D
4.75%, 09/17/15	250	273,203
6.00%, 12/01/17	250	297,303
6.63%, 12/01/37	850	1,079,206
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	441,491
Torchmark Corp.
9.25%, 06/15/19	125	169,011
Transatlantic Holdings Inc.
8.00%, 11/30/39	250	338,797
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	348,495
5.90%, 06/02/19[a]	300	372,365
6.25%, 06/15/37	250	331,760
Travelers Property Casualty Corp.
6.38%, 03/15/33	550	719,085
Unum Group
7.13%, 09/30/16	175	206,837
Willis North America Inc.
7.00%, 09/29/19	450	537,367
WR Berkley Corp.
4.63%, 03/15/22	300	323,819
5.38%, 09/15/20[a]	200	224,820
XL Group PLC
5.25%, 09/15/14	500	528,856
XLIT Ltd.
5.75%, 10/01/21	600	707,193

		49,457,114
INTERNET — 0.24%
Amazon.com Inc.
0.65%, 11/27/15	250	249,702
1.20%, 11/29/17	250	248,820
eBay Inc.
1.35%, 07/15/17	400	404,208

Security	Principal (000s)	Value

1.63%, 10/15/15	$200	$205,093
2.60%, 07/15/22 (Call 04/15/22)	50	49,430
3.25%, 10/15/20 (Call 07/15/20)	100	105,792
Expedia Inc.
5.95%, 08/15/20	300	330,000
Google Inc.
1.25%, 05/19/14	200	202,271
2.13%, 05/19/16	550	574,886
3.63%, 05/19/21	200	220,702
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[a]	250	258,008
4.20%, 09/15/20	500	523,399

		3,372,311
IRON & STEEL — 0.20%
Allegheny Technologies Inc.
9.38%, 06/01/19	150	193,193
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	750	776,756
4.80%, 10/01/20[a]	200	203,960
4.88%, 04/01/21 (Call 01/01/21)[a]	203	208,679
Nucor Corp.
5.75%, 12/01/17[a]	475	567,141
6.40%, 12/01/37[a]	250	332,784
Vale SA
5.63%, 09/11/42	500	518,875

		2,801,388
LODGING — 0.15%
Hyatt Hotels Corp.
5.38%, 08/15/21 (Call 05/15/21)	300	333,307
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	200	210,229
3.25%, 09/15/22 (Call 06/15/22)	250	248,203

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Starwood Hotels & Resorts Worldwide Inc.
7.15%, 12/01/19	$350	$442,104
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	200	204,220
4.25%, 03/01/22 (Call 12/01/21)	150	154,557
5.75%, 02/01/18	500	564,777

		2,157,397
MACHINERY — 0.37%
Caterpillar Inc.
3.90%, 05/27/21	900	997,617
5.20%, 05/27/41	750	893,056
5.70%, 08/15/16	640	736,963
Deere & Co.
4.38%, 10/16/19	500	579,964
5.38%, 10/16/29	350	434,254
Joy Global Inc.
5.13%, 10/15/21	300	332,738
Rockwell Automation Inc.
6.70%, 01/15/28	125	172,150
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	500	499,451
Xylem Inc.
3.55%, 09/20/16	500	532,650

		5,178,843
MANUFACTURING — 0.92%
3M Co.
1.38%, 09/29/16	450	460,394
5.70%, 03/15/37	500	667,116
Series E
4.38%, 08/15/13	370	376,854
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)[a]	250	246,220
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	53,847

Security	Principal (000s)	Value

Danaher Corp.
2.30%, 06/23/16	$50	$52,446
3.90%, 06/23/21 (Call 03/23/21)	450	500,986
5.40%, 03/01/19	600	724,875
Dover Corp.
5.38%, 10/15/35	250	300,485
5.38%, 03/01/41 (Call 12/01/40)	250	306,896
5.45%, 03/15/18	100	119,622
Eaton Corp. PLC
5.60%, 05/15/18[a]	500	588,475
General Electric Co.
0.85%, 10/09/15	900	903,153
5.25%, 12/06/17	1,243	1,460,712
Harsco Corp.
2.70%, 10/15/15	200	202,075
5.75%, 05/15/18	400	439,019
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	107,380
4.88%, 09/15/41 (Call 03/15/41)	100	111,793
6.25%, 04/01/19	600	741,382
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	450	552,319
9.50%, 04/15/14	300	328,222
Parker Hannifin Corp.
Series A
6.25%, 05/15/38	100	131,521
Pentair Finance SA
2.65%, 12/01/19[b]	500	496,831
3.15%, 09/15/22 (Call 06/15/22)[b]	250	243,182
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	55,389
Textron Inc.
4.63%, 09/21/16	100	108,071

108	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.95%, 09/21/21 (Call 06/21/21)	$200	$232,110
Turlock Corp.
1.50%, 11/02/17[b]	500	499,037
4.00%, 11/02/32[b]	1,000	998,809
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	150	151,813
6.55%, 10/01/17	665	796,780

		12,957,814
MEDIA — 3.78%
CBS Corp.
1.95%, 07/01/17[a]	500	507,656
3.38%, 03/01/22 (Call 12/01/21)	500	506,321
5.75%, 04/15/20	350	411,580
CC Holdings GS V LLC
3.85%, 04/15/23[b]	500	502,525
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	700	1,056,125
Comcast Corp.
4.25%, 01/15/33	250	252,384
4.65%, 07/15/42	900	946,248
5.15%, 03/01/20	2,000	2,354,083
5.30%, 01/15/14	500	520,957
5.70%, 07/01/19	780	949,153
5.90%, 03/15/16	1,150	1,319,370
6.45%, 03/15/37	570	729,410
6.95%, 08/15/37	1,735	2,352,336
COX Communications Inc.
5.45%, 12/15/14	224	243,115
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	1,200	1,271,968
3.80%, 03/15/22	950	952,264
4.75%, 10/01/14	200	211,607
5.00%, 03/01/21	900	981,131
5.15%, 03/15/42	500	481,158
5.20%, 03/15/20	650	729,668
5.88%, 10/01/19	100	117,889

Security	Principal (000s)	Value

6.00%, 08/15/40 (Call 05/15/40)	$350	$364,000
6.38%, 03/01/41	200	220,013
Discovery Communications LLC
4.38%, 06/15/21	950	1,046,040
5.05%, 06/01/20	300	347,443
6.35%, 06/01/40	500	605,034
Grupo Televisa SAB de CV CPO
6.63%, 03/18/25	750	971,153
NBCUniversal Media LLC
2.10%, 04/01/14	500	507,955
2.88%, 04/01/16	600	634,638
3.65%, 04/30/15	500	530,572
4.38%, 04/01/21	550	620,387
5.15%, 04/30/20	450	531,365
5.95%, 04/01/41	200	245,651
6.40%, 04/30/40	500	642,566
News America Inc.
4.50%, 02/15/21	800	901,336
5.30%, 12/15/14	792	855,994
6.15%, 02/15/41	1,150	1,395,925
6.65%, 11/15/37	826	1,026,401
6.90%, 08/15/39[a]	725	933,708
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	209,939
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	200	213,330
6.50%, 07/15/18	800	984,649
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	1,000	1,060,007
5.00%, 02/01/20	300	338,448
5.50%, 09/01/41 (Call 03/01/41)	800	822,195
5.85%, 05/01/17	1,000	1,164,350
6.20%, 07/01/13	200	203,520
6.55%, 05/01/37	513	587,609
6.75%, 07/01/18	1,050	1,288,973
6.75%, 06/15/39	500	593,464
7.30%, 07/01/38	350	438,989

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

7.50%, 04/01/14	$450	$482,483
8.25%, 04/01/19	1,280	1,667,430
Time Warner Inc.
3.15%, 07/15/15	600	632,424
3.40%, 06/15/22	300	306,269
4.75%, 03/29/21	200	224,351
4.88%, 03/15/20	678	777,166
5.88%, 11/15/16	700	816,032
6.10%, 07/15/40	450	522,710
6.25%, 03/29/41	978	1,168,280
7.63%, 04/15/31	900	1,217,536
7.70%, 05/01/32	437	600,807
Viacom Inc.
1.25%, 02/27/15	150	151,199
3.50%, 04/01/17[a]	250	270,217
3.88%, 12/15/21[a]	900	966,282
4.50%, 03/01/21	450	503,174
6.88%, 04/30/36	500	631,059
7.88%, 07/30/30	570	766,381
Walt Disney Co. (The)
0.88%, 12/01/14	500	503,315
1.13%, 02/15/17	550	549,410
2.35%, 12/01/22	900	880,069
3.70%, 12/01/42[a]	500	483,440
4.38%, 08/16/41	300	323,897
4.50%, 12/15/13	450	464,534
5.50%, 03/15/19	250	301,865
7.00%, 03/01/32	250	355,071

		53,248,003
METAL FABRICATE & HARDWARE — 0.07%
Precision Castparts Corp.
1.25%, 01/15/18	600	599,068
2.50%, 01/15/23 (Call 10/15/22)	100	98,543
3.90%, 01/15/43 (Call 07/15/42)	250	247,429

		945,040
MINING — 2.04%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	750	788,317

Security	Principal (000s)	Value

5.55%, 02/01/17	$171	$187,973
5.72%, 02/23/19	400	437,304
5.95%, 02/01/37[a]	521	513,871
6.15%, 08/15/20	400	441,708
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	250	251,223
6.50%, 04/15/40	300	299,645
Barrick Gold Corp.
1.75%, 05/30/14	200	202,618
3.85%, 04/01/22	300	308,374
6.95%, 04/01/19	750	930,889
Barrick North America Finance LLC
4.40%, 05/30/21	800	855,980
5.70%, 05/30/41	850	910,038
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500	504,881
2.88%, 02/24/22	1,600	1,639,105
6.50%, 04/01/19	1,675	2,137,451
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	150	150,738
2.15%, 03/01/17[a]	300	302,843
3.55%, 03/01/22 (Call 12/01/21)	500	494,738
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	250	255,691
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	350	354,103
4.88%, 03/15/42 (Call 09/15/41)	500	488,329
5.13%, 10/01/19	250	287,918
6.25%, 10/01/39	600	697,021
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16[a]	500	520,515
3.75%, 09/20/21	1,250	1,336,951
5.20%, 11/02/40	400	461,561
6.50%, 07/15/18	735	908,876
8.95%, 05/01/14	550	602,662
9.00%, 05/01/19	750	1,042,411

110	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	$800	$807,015
2.88%, 08/21/22 (Call 05/21/22)	500	498,209
4.13%, 08/21/42 (Call 02/21/42)	450	442,929
4.75%, 03/22/42 (Call 09/22/41)	250	270,802
Southern Copper Corp.
3.50%, 11/08/22[a]	700	697,214
6.75%, 04/16/40	350	404,231
7.50%, 07/27/35	300	369,639
Teck Resources Ltd.
3.00%, 03/01/19	500	516,592
3.85%, 08/15/17	50	53,918
4.75%, 01/15/22 (Call 10/15/21)[a]	684	739,834
5.40%, 02/01/43 (Call 08/01/42)[a]	500	499,347
6.13%, 10/01/35	500	546,357
Vale Overseas Ltd.
4.38%, 01/11/22[a]	1,500	1,559,906
4.63%, 09/15/20	250	266,980
6.25%, 01/23/17[a]	739	843,590
6.88%, 11/21/36	1,376	1,623,121
Xstrata Canada Corp.
5.50%, 06/15/17	250	282,456

		28,735,874
MULTI-NATIONAL — 4.21%
African Development Bank
1.25%, 09/02/16	1,500	1,534,194
3.00%, 05/27/14	700	723,358
Corporacion Andina de Fomento
4.38%, 06/15/22	1,259	1,369,779
Council of Europe Development Bank
1.50%, 02/22/17	1,500	1,540,618
European Bank for Reconstruction and Development
1.00%, 02/16/17	1,800	1,822,329
1.38%, 10/20/16	1,000	1,028,027

Security	Principal (000s)	Value

Series G
2.75%, 04/20/15	$1,000	$1,050,083
European Investment Bank
1.00%, 12/15/17	900	897,733
1.13%, 08/15/14	1,000	1,011,435
1.13%, 04/15/15	3,900	3,961,687
1.13%, 09/15/17	3,150	3,173,885
1.25%, 02/14/14	850	857,957
1.38%, 10/20/15	700	716,807
1.50%, 05/15/14	2,500	2,536,206
1.63%, 09/01/15	1,600	1,646,872
2.13%, 07/15/16	500	524,964
2.25%, 03/15/16	1,500	1,577,090
2.38%, 03/14/14	1,500	1,532,048
2.50%, 05/16/16	1,400	1,483,963
2.75%, 03/23/15	2,200	2,306,137
2.88%, 01/15/15	1,200	1,255,741
2.88%, 09/15/20	250	270,636
3.00%, 04/08/14	1,000	1,029,684
3.13%, 06/04/14	150	155,254
4.00%, 02/16/21	2,300	2,673,443
4.88%, 01/17/17	600	693,395
4.88%, 02/15/36	500	597,729
5.13%, 05/30/17	1,610	1,891,265
International Bank for Reconstruction and Development
0.88%, 04/17/17	3,950	3,980,186
1.00%, 09/15/16	2,450	2,490,574
1.13%, 08/25/14	400	404,700
2.13%, 03/15/16[a]	1,400	1,470,591
2.38%, 05/26/15	1,100	1,148,760
7.63%, 01/19/23[a]	1,000	1,493,071
International Finance Corp.
1.13%, 11/23/16	1,250	1,274,906
2.13%, 11/17/17	400	423,557
2.25%, 04/11/16	1,000	1,054,807
Series G
3.00%, 04/22/14	2,150	2,216,552
Nordic Investment Bank
0.50%, 04/14/16	1,000	1,000,157
0.75%, 01/17/18	900	893,757

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

1.00%, 03/07/17	$500	$506,466
2.25%, 03/15/16[a]	1,000	1,052,322

		59,272,725
OFFICE & BUSINESS EQUIPMENT — 0.22%
Pitney Bowes Inc.
5.25%, 01/15/37	800	816,800
Xerox Corp.
2.95%, 03/15/17[a]	200	204,187
4.25%, 02/15/15	950	997,446
4.50%, 05/15/21[a]	150	158,000
6.35%, 05/15/18	250	290,035
6.75%, 12/15/39	500	578,578

		3,045,046
OIL & GAS — 5.47%
Anadarko Petroleum Corp.
5.95%, 09/15/16	170	195,344
6.20%, 03/15/40	500	604,634
6.38%, 09/15/17	1,300	1,551,652
6.45%, 09/15/36	1,199	1,474,507
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	650	670,851
4.25%, 01/15/44 (Call 07/15/43)	1,250	1,196,251
5.10%, 09/01/40 (Call 03/01/40)	70	75,510
5.63%, 01/15/17[a]	500	581,546
6.00%, 01/15/37	250	301,258
BP Capital Markets PLC
1.85%, 05/05/17[a]	1,000	1,022,010
2.50%, 11/06/22	250	241,844
3.13%, 10/01/15	375	396,811
3.20%, 03/11/16	100	106,453
3.56%, 11/01/21	850	900,222
3.63%, 05/08/14	2,350	2,438,895
3.88%, 03/10/15	500	531,405
4.50%, 10/01/20	300	340,576
4.74%, 03/11/21	100	115,206
4.75%, 03/10/19	250	288,490
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	151,406

Security	Principal (000s)	Value

3.45%, 11/15/21 (Call 08/15/21)	$700	$739,996
5.70%, 05/15/17	675	788,523
6.25%, 03/15/38	171	207,795
6.50%, 02/15/37	300	373,693
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	500	492,822
4.50%, 09/15/14	550	580,243
5.70%, 10/15/19	150	181,847
6.75%, 11/15/39	200	260,205
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,200	1,202,795
2.36%, 12/05/22 (Call 09/05/22)	250	247,977
ConocoPhillips
4.60%, 01/15/15	1,050	1,127,784
5.75%, 02/01/19	1,600	1,961,315
6.00%, 01/15/20	950	1,190,168
6.50%, 02/01/39	1,025	1,411,581
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	500	489,761
ConocoPhillips Holding Co.
6.95%, 04/15/29	528	718,704
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	900	958,536
4.75%, 05/15/42 (Call 11/15/41)	500	495,395
5.60%, 07/15/41 (Call 01/15/41)	100	110,434
6.30%, 01/15/19	400	488,161
7.95%, 04/15/32	520	726,811
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	306,433
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	750	787,002
5.90%, 12/01/17	680	796,117

112	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.50%, 02/01/38	$592	$698,911
Ensco PLC
3.25%, 03/15/16	100	105,792
4.70%, 03/15/21	400	447,688
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	50	49,461
4.10%, 02/01/21	500	559,473
5.63%, 06/01/19	600	728,378
5.88%, 09/15/17	150	179,034
EQT Corp.
4.88%, 11/15/21	250	266,152
8.13%, 06/01/19	250	309,327
Hess Corp.
6.00%, 01/15/40	1,000	1,102,896
7.13%, 03/15/33	137	167,467
8.13%, 02/15/19	700	895,666
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	500	530,415
6.80%, 09/15/37	100	128,850
7.25%, 12/15/19	325	418,882
Marathon Oil Corp.
5.90%, 03/15/18	500	599,584
6.00%, 10/01/17	300	358,799
6.60%, 10/01/37	200	248,648
Marathon Petroleum Corp.
3.50%, 03/01/16	50	53,425
5.13%, 03/01/21	412	479,638
6.50%, 03/01/41 (Call 09/01/40)	300	375,884
Murphy Oil Corp.
2.50%, 12/01/17	250	250,298
Nabors Industries Inc.
4.63%, 09/15/21	350	362,138
6.15%, 02/15/18	450	510,319
9.25%, 01/15/19	225	284,385
Nexen Inc.
5.88%, 03/10/35	250	295,439
6.20%, 07/30/19	150	183,866
6.40%, 05/15/37	171	214,809

Security	Principal (000s)	Value

7.50%, 07/30/39	$500	$710,660
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	450	490,904
6.00%, 03/01/41 (Call 09/01/40)	450	535,935
8.25%, 03/01/19	250	326,880
Noble Holding International Ltd.
3.95%, 03/15/22	250	256,921
4.63%, 03/01/21	300	325,804
4.90%, 08/01/20[a]	500	552,636
6.20%, 08/01/40[a]	200	225,588
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	303,495
1.75%, 02/15/17	800	821,552
2.70%, 02/15/23 (Call 11/15/22)	1,000	1,003,541
3.13%, 02/15/22 (Call 11/15/21)	500	525,405
Petro-Canada
6.80%, 05/15/38	350	462,981
9.25%, 10/15/21	350	500,636
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	1,000	1,117,500
Phillips 66
2.95%, 05/01/17	1,200	1,272,370
5.88%, 05/01/42	721	857,470
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	600	622,427
Pride International Inc.
6.88%, 08/15/20	800	1,000,340
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[a]	600	650,267
5.00%, 09/01/17[a]	100	111,241
Shell International Finance BV
0.63%, 12/04/15	900	901,746
2.38%, 08/21/22	800	788,383

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

3.10%, 06/28/15	$800	$846,792
3.25%, 09/22/15	425	452,833
4.00%, 03/21/14	500	518,432
4.30%, 09/22/19	500	577,235
4.38%, 03/25/20	400	460,646
5.50%, 03/25/40	450	564,563
6.38%, 12/15/38	450	620,164
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	750	788,536
Statoil ASA
3.13%, 08/17/17	350	379,930
3.15%, 01/23/22	1,600	1,685,267
5.10%, 08/17/40	500	583,891
5.25%, 04/15/19	600	720,524
Suncor Energy Inc.
6.10%, 06/01/18	725	880,369
6.50%, 06/15/38	800	1,028,797
6.85%, 06/01/39	250	333,863
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	250	283,125
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)[a]	500	518,277
7.75%, 06/01/19	500	636,601
Total Capital
3.00%, 06/24/15	1,000	1,052,362
4.13%, 01/28/21[a]	500	562,991
4.45%, 06/24/20	200	230,703
Total Capital Canada Ltd.
2.75%, 07/15/23	1,000	1,006,424
Total Capital International SA
1.50%, 02/17/17	900	913,115
2.70%, 01/25/23	600	602,147
Transocean Inc.
4.95%, 11/15/15	250	271,431
6.00%, 03/15/18	371	424,686
6.38%, 12/15/21	750	883,375
6.50%, 11/15/20	500	582,567
6.80%, 03/15/38	250	287,212

Security	Principal (000s)	Value

7.35%, 12/15/41	$250	$308,874
7.50%, 04/15/31	250	297,924
Valero Energy Corp.
4.50%, 02/01/15	500	534,184
6.13%, 02/01/20	250	303,011
6.63%, 06/15/37	592	723,630
7.50%, 04/15/32	185	239,383
XTO Energy Inc.
5.50%, 06/15/18	750	918,967

		77,022,106
OIL & GAS SERVICES — 0.50%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	500	526,264
5.13%, 09/15/40	300	349,996
7.50%, 11/15/18	250	327,678
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	500	556,424
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	318,735
4.50%, 11/15/41 (Call 05/15/41)	300	323,692
6.15%, 09/15/19	150	188,298
7.45%, 09/15/39	675	994,274
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	850	847,907
3.95%, 12/01/42 (Call 06/01/42)	250	245,320
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	250	257,779
6.35%, 06/15/17	171	196,462
6.50%, 08/01/36	200	217,026
6.75%, 09/15/40	550	606,935
9.63%, 03/01/19	875	1,147,861

		7,104,651

114	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

PACKAGING & CONTAINERS — 0.06%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	$50	$54,022
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	500	508,061
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,247
5.75%, 11/01/40 (Call 05/01/40)	300	342,557

		920,887
PHARMACEUTICALS — 3.55%
Abbott Laboratories
4.13%, 05/27/20	700	790,275
5.13%, 04/01/19	596	708,454
5.30%, 05/27/40	456	557,370
AbbVie Inc.
1.75%, 11/06/17[b]	1,000	1,011,578
2.00%, 11/06/18[b]	1,000	1,011,674
2.90%, 11/06/22[b]	2,250	2,233,318
4.40%, 11/06/42[b]	325	327,213
Allergan Inc.
3.38%, 09/15/20	500	535,627
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	300	319,472
5.88%, 09/15/15	485	543,552
AstraZeneca PLC
4.00%, 09/18/42	210	204,013
5.40%, 06/01/14	500	530,202
5.90%, 09/15/17	607	730,486
6.45%, 09/15/37	1,125	1,469,262
Bristol-Myers Squibb Co.
2.00%, 08/01/22	800	764,113
5.45%, 05/01/18	450	536,737
5.88%, 11/15/36	126	160,628
6.13%, 05/01/38	230	302,303
Cardinal Health Inc.
1.90%, 06/15/17[a]	250	255,154

Security	Principal (000s)	Value

3.20%, 06/15/22[a]	$650	$661,061
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	500	528,033
Eli Lilly and Co.
4.20%, 03/06/14	1,080	1,120,429
5.55%, 03/15/37	578	709,538
Express Scripts Holding Co.
2.10%, 02/12/15	150	153,338
2.65%, 02/15/17	500	522,928
3.13%, 05/15/16	250	264,682
3.50%, 11/15/16	300	323,799
3.90%, 02/15/22	550	584,682
4.75%, 11/15/21	600	675,565
6.13%, 11/15/41	400	495,996
6.25%, 06/15/14	500	534,234
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	700	847,945
6.38%, 05/15/38	1,084	1,456,930
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	1,500	1,506,052
2.85%, 05/08/22	300	304,649
Johnson & Johnson
1.20%, 05/15/14	250	252,663
5.15%, 07/15/18	925	1,115,451
5.55%, 08/15/17	100	119,765
5.95%, 08/15/37	1,030	1,378,924
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	500	494,104
4.75%, 03/01/21 (Call 12/01/20)	200	230,187
5.70%, 03/01/17	171	199,124
6.00%, 03/01/41 (Call 09/01/40)	250	320,144
Mead Johnson Nutrition Co.
4.90%, 11/01/19	500	562,371
Medco Health Solutions Inc.
2.75%, 09/15/15[a]	450	469,185
7.13%, 03/15/18	500	624,070

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Merck & Co. Inc.
1.10%, 01/31/18	$300	$299,959
4.00%, 06/30/15	850	917,934
5.00%, 06/30/19	1,080	1,285,679
5.85%, 06/30/39	759	984,996
Novartis Capital Corp.
2.40%, 09/21/22	900	886,465
2.90%, 04/24/15	500	524,892
4.13%, 02/10/14	550	568,896
Novartis Securities Investment Ltd.
5.13%, 02/10/19	1,086	1,297,195
Pfizer Inc.
5.35%, 03/15/15	500	547,049
6.20%, 03/15/19	1,500	1,883,596
7.20%, 03/15/39	900	1,332,817
Sanofi
1.20%, 09/30/14	100	101,078
1.63%, 03/28/14	800	809,256
2.63%, 03/29/16	550	578,393
4.00%, 03/29/21	450	500,534
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	150	182,062
6.55%, 09/15/37	850	1,185,392
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	209,232
Series 2
3.65%, 11/10/21	200	211,311
Teva Pharmaceutical Finance II/ III LLC
3.00%, 06/15/15	900	945,149
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	250	250,479
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285	361,909
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	50	50,488
3.25%, 10/01/22 (Call 07/01/22)	1,000	1,005,028

Security	Principal (000s)	Value

4.63%, 10/01/42 (Call 04/01/42)	$300	$303,208
6.13%, 08/15/19	400	484,541
Wyeth LLC
5.50%, 02/01/14	1,017	1,063,983
5.95%, 04/01/37	600	773,346
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[b]	500	504,710
4.70%, 02/01/43 (Call 08/01/42)[b]	550	562,608

		50,059,465
PIPELINES — 2.51%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	300	321,047
5.50%, 08/15/19[a]	250	274,585
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[a]	431	486,071
DCP Midstream Operating LP
3.25%, 10/01/15	750	777,054
El Paso Natural Gas Co.
8.38%, 06/15/32	500	706,577
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	500	653,584
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	314,816
9.88%, 03/01/19	750	1,022,848
Series B
7.50%, 04/15/38	250	317,278
Enbridge Inc.
5.80%, 06/15/14	270	287,475
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	435,133
5.15%, 02/01/43 (Call 08/01/42)	650	650,092

116	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.20%, 02/01/22 (Call 11/01/21)	$400	$448,604
5.95%, 02/01/15	500	544,822
6.05%, 06/01/41 (Call 12/01/40)	500	547,657
9.00%, 04/15/19	140	185,278
9.70%, 03/15/19	111	150,337
Enterprise Products Operating LLC
3.70%, 06/01/15	345	366,513
4.85%, 08/15/42 (Call 02/15/42)	450	459,275
5.70%, 02/15/42	750	850,058
6.45%, 09/01/40	250	304,778
7.55%, 04/15/38	250	339,334
Series D
6.88%, 03/01/33	400	501,264
Series G
5.60%, 10/15/14	627	677,062
Series L
6.30%, 09/15/17	600	724,361
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	500	523,630
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	700	711,088
3.50%, 09/01/23 (Call 06/01/23)	1,000	1,015,687
3.95%, 09/01/22 (Call 06/01/22)	500	528,255
4.15%, 03/01/22	200	214,134
5.30%, 09/15/20	250	291,498
5.95%, 02/15/18	1,153	1,372,671
6.50%, 02/01/37[a]	399	475,131
6.55%, 09/15/40	500	608,447
6.95%, 01/15/38	800	1,006,065
Magellan Midstream Partners LP
4.25%, 02/01/21	600	661,897
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[a]	650	688,260

Security	Principal (000s)	Value

ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	$150	$151,228
3.25%, 02/01/16 (Call 01/01/16)	250	263,877
3.38%, 10/01/22 (Call 07/01/22)	600	593,996
6.13%, 02/01/41 (Call 08/01/40)[a]	250	290,942
6.65%, 10/01/36	171	208,225
8.63%, 03/01/19	300	398,456
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	368,099
Plains All American Pipeline LP
2.85%, 01/31/23 (Call 10/31/22)	450	442,378
3.65%, 06/01/22 (Call 03/01/22)	250	263,773
5.15%, 06/01/42 (Call 12/01/41)	500	546,232
8.75%, 05/01/19	500	677,902
Southern Natural Gas Co. LLC
5.90%, 04/01/17[a,b]	228	264,417
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	164,860
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	200	213,154
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	700	693,701
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	100	106,564
Texas Eastern Transmission LP
7.00%, 07/15/32	250	334,980
TransCanada PipeLines Ltd.
0.88%, 03/02/15	250	250,600

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

2.50%, 08/01/22	$550	$536,040
3.80%, 10/01/20	1,000	1,107,604
6.20%, 10/15/37	457	583,265
6.35%, 05/15/67 (Call 05/15/17)[d]	150	159,750
6.50%, 08/15/18	700	873,819
7.63%, 01/15/39	750	1,088,329
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	600	622,292
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	700	697,744
8.75%, 03/15/32	309	421,684
Williams Partners LP
3.80%, 02/15/15	325	342,617
5.25%, 03/15/20	550	630,302
6.30%, 04/15/40	850	993,533
7.25%, 02/01/17	500	601,487

		35,334,516
REAL ESTATE — 0.13%
ProLogis LP
4.50%, 08/15/17	300	330,432
6.25%, 03/15/17	250	290,469
6.88%, 03/15/20 (Call 12/16/19)	495	603,493
Regency Centers LP
5.88%, 06/15/17	500	572,525

		1,796,919
REAL ESTATE INVESTMENT TRUSTS — 1.66%
American Tower Corp.
4.50%, 01/15/18	750	825,520
4.63%, 04/01/15	500	534,058
5.05%, 09/01/20	300	327,577
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	248,178
3.95%, 01/15/21 (Call 10/15/20)[a]	50	53,185
5.70%, 03/15/17[a]	250	290,435

Security	Principal (000s)	Value

BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	$500	$529,531
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	109,388
4.13%, 05/15/21	900	967,129
5.88%, 10/15/19[a]	600	724,783
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	450	498,453
BRE Properties Inc.
3.38%, 01/15/23 (Call 10/15/22)	500	495,282
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	500	533,994
Digital Realty Trust LP
4.50%, 07/15/15	200	214,222
5.25%, 03/15/21	200	224,509
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	500	530,123
8.25%, 08/15/19	250	322,543
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	750	839,451
5.25%, 09/15/14	250	266,027
5.75%, 06/15/17[a]	457	534,215
HCP Inc.
3.75%, 02/01/16	250	267,845
5.38%, 02/01/21 (Call 11/03/20)	400	464,429
6.70%, 01/30/18	600	731,254
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	900	981,345
4.95%, 01/15/21 (Call 10/15/20)	200	218,523

118	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.25%, 01/15/22 (Call 10/15/21)	$500	$557,216
6.20%, 06/01/16	250	284,141
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	141,865
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	266,941
6.70%, 01/15/18 (Call 07/15/17)	250	287,597
7.88%, 08/15/14 (Call 02/15/14)	150	158,387
HRPT Properties Trust
6.25%, 06/15/17 (Call 12/15/16)	250	274,621
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	350	394,863
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)[a]	200	218,819
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	436,141
Mack-Cali Realty Corp.
7.75%, 08/15/19[a]	600	759,965
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	200	231,303
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	900	878,957
6.75%, 08/15/19	250	308,730
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	450	463,002
2.75%, 02/01/23 (Call 11/01/22)	500	494,040
5.10%, 06/15/15	619	679,331
5.25%, 12/01/16 (Call 09/02/16)	350	401,078

Security	Principal (000s)	Value

5.65%, 02/01/20 (Call 11/01/19)	$678	$811,238
6.13%, 05/30/18	515	624,513
6.75%, 02/01/40 (Call 11/01/39)	500	682,532
UDR Inc.
4.25%, 06/01/18	250	275,236
4.63%, 01/10/22 (Call 10/10/21)	550	600,410
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	500	501,078
3.13%, 11/30/15	100	105,215
4.75%, 06/01/21 (Call 03/01/21)	700	768,060

		23,337,278
RETAIL — 2.71%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	51,117
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	850	876,728
5.75%, 01/15/15	600	653,381
Costco Wholesale Corp.
1.13%, 12/15/17	250	250,374
1.70%, 12/15/19	1,150	1,149,048
5.50%, 03/15/17	228	266,315
CVS Caremark Corp.
5.75%, 06/01/17	950	1,124,102
5.75%, 05/15/41 (Call 11/15/40)	650	788,718
6.13%, 08/15/16	171	199,613
6.25%, 06/01/27	758	981,474
Darden Restaurants Inc.
4.50%, 10/15/21	500	518,485
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	600	676,619

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	$850	$975,574
5.40%, 03/01/16	570	647,573
5.88%, 12/16/36	400	507,307
5.95%, 04/01/41 (Call 10/01/40)	600	789,120
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	650	657,485
6.88%, 12/15/37	150	176,381
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	102,137
3.12%, 04/15/22 (Call 01/15/22)	450	462,726
4.63%, 04/15/20 (Call 10/15/19)[a]	450	520,329
5.40%, 10/15/16	405	468,235
5.50%, 10/15/35	300	344,215
6.65%, 09/15/37	600	784,181
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	350	365,303
5.90%, 12/01/16	500	581,909
6.38%, 03/15/37	750	874,846
7.00%, 02/15/28	50	60,808
McDonald’s Corp.
2.63%, 01/15/22	600	609,832
5.35%, 03/01/18	435	518,790
6.30%, 10/15/37	400	542,576
6.30%, 03/01/38	550	747,835
Nordstrom Inc.
6.25%, 01/15/18	500	600,671
7.00%, 01/15/38	150	205,532
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	300	329,167
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	700	702,004

Security	Principal (000s)	Value

Target Corp.
1.13%, 07/18/14	$35	$35,366
4.00%, 07/01/42	500	489,102
5.38%, 05/01/17	600	701,427
6.00%, 01/15/18	1,000	1,215,753
6.35%, 11/01/32	457	594,239
7.00%, 01/15/38	900	1,267,409
Wal-Mart Stores Inc.
1.50%, 10/25/15	734	752,436
1.63%, 04/15/14	778	789,416
2.80%, 04/15/16	750	799,038
3.25%, 10/25/20	1,350	1,450,414
4.25%, 04/15/21	1,000	1,143,021
5.00%, 10/25/40	928	1,072,337
5.25%, 09/01/35	785	925,989
5.63%, 04/15/41	950	1,188,859
6.20%, 04/15/38	1,100	1,454,139
6.50%, 08/15/37	698	951,324
Walgreen Co.
3.10%, 09/15/22	1,350	1,340,230
5.25%, 01/15/19	600	698,380
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	209,437
5.30%, 09/15/19	500	578,973
6.25%, 03/15/18	300	359,981

		38,127,780
SAVINGS & LOANS — 0.02%
Murray Street Investment Trust I
4.65%, 03/09/17[c]	150	163,735
Santander Holdings USA Inc.
4.63%, 04/19/16	100	106,364

		270,099
SEMICONDUCTORS — 0.46%
Analog Devices Inc.
5.00%, 07/01/14	200	211,133
Applied Materials Inc.
2.65%, 06/15/16[a]	100	104,993
4.30%, 06/15/21	200	221,448
Broadcom Corp.
2.38%, 11/01/15	50	52,176

120	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

2.70%, 11/01/18	$300	$320,279
Intel Corp.
1.35%, 12/15/17	500	500,858
1.95%, 10/01/16	725	751,264
2.70%, 12/15/22	500	492,421
3.30%, 10/01/21	750	783,753
4.80%, 10/01/41	1,250	1,339,638
Texas Instruments Inc.
1.38%, 05/15/14	600	607,435
1.65%, 08/03/19	800	797,065
2.38%, 05/16/16	250	262,041

		6,444,504
SOFTWARE — 0.98%
Adobe Systems Inc.
4.75%, 02/01/20	250	276,505
Autodesk Inc.
1.95%, 12/15/17	500	496,530
BMC Software Inc.
4.25%, 02/15/22	550	552,495
CA Inc.
5.38%, 12/01/19	250	283,528
Dun & Bradstreet Corp.
4.38%, 12/01/22	250	253,688
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	500	528,750
Fiserv Inc.
3.13%, 06/15/16	25	26,381
3.50%, 10/01/22 (Call 07/01/22)	500	494,428
4.75%, 06/15/21	350	378,907
Microsoft Corp.
1.63%, 09/25/15	500	514,664
2.50%, 02/08/16	250	261,937
2.95%, 06/01/14	550	568,071
3.00%, 10/01/20	300	319,083
3.50%, 11/15/42	250	232,131
4.20%, 06/01/19	530	604,767
4.50%, 10/01/40	750	817,764
5.30%, 02/08/41	500	612,740

Security	Principal (000s)	Value

Oracle Corp.
2.50%, 10/15/22	$1,700	$1,672,970
3.75%, 07/08/14	700	731,369
3.88%, 07/15/20	100	111,423
5.00%, 07/08/19	900	1,071,969
5.25%, 01/15/16	270	304,048
5.38%, 07/15/40	1,000	1,197,647
5.75%, 04/15/18	833	1,002,217
6.50%, 04/15/38	350	473,610

		13,787,622
TELECOMMUNICATIONS — 5.13%
Alltel Corp.
7.88%, 07/01/32	400	610,233
America Movil SAB de CV
2.38%, 09/08/16	300	311,060
3.13%, 07/16/22[a]	500	497,434
3.63%, 03/30/15	350	368,128
4.38%, 07/16/42	250	238,704
5.00%, 10/16/19[a]	1,100	1,261,903
5.00%, 03/30/20	750	857,444
5.50%, 03/01/14	450	470,081
6.13%, 03/30/40	850	1,030,174
AT&T Inc.
0.88%, 02/13/15	850	852,151
1.60%, 02/15/17	500	505,517
2.50%, 08/15/15	700	728,112
2.95%, 05/15/16	750	791,148
3.00%, 02/15/22	700	709,989
3.88%, 08/15/21	734	799,471
4.45%, 05/15/21	900	1,016,011
5.10%, 09/15/14	1,150	1,229,260
5.35%, 09/01/40	1,778	1,938,350
5.50%, 02/01/18	2,200	2,598,068
5.55%, 08/15/41	600	675,626
5.80%, 02/15/19	1,500	1,808,899
6.30%, 01/15/38	1,171	1,422,716
6.40%, 05/15/38	600	723,612
6.50%, 09/01/37	800	997,573
6.55%, 02/15/39	1,025	1,293,398
BellSouth Corp.
6.00%, 11/15/34	570	636,133

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

British Telecommunications PLC
5.95%, 01/15/18	$1,000	$1,192,586
9.63%, 12/15/30	478	741,846
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	700	730,342
8.50%, 11/15/18	700	946,277
CenturyLink Inc.
5.80%, 03/15/22	500	510,000
6.00%, 04/01/17	630	685,125
6.45%, 06/15/21	650	695,500
7.65%, 03/15/42	300	297,000
Cisco Systems Inc.
1.63%, 03/14/14	878	889,164
4.45%, 01/15/20	800	919,239
4.95%, 02/15/19	550	652,449
5.50%, 02/22/16	797	908,174
5.50%, 01/15/40	450	547,104
5.90%, 02/15/39	975	1,233,893
Corning Inc.
5.75%, 08/15/40	350	410,041
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750	791,095
6.75%, 08/20/18	1,000	1,235,997
8.75%, 06/15/30	721	1,039,026
Embarq Corp.
8.00%, 06/01/36	500	529,316
France Telecom SA
2.75%, 09/14/16	1,000	1,042,895
4.13%, 09/14/21	400	427,798
4.38%, 07/08/14	400	418,677
5.38%, 07/08/19	300	349,351
5.38%, 01/13/42	350	373,343
8.50%, 03/01/31	420	597,018
Harris Corp.
4.40%, 12/15/20	200	215,871
5.00%, 10/01/15	400	437,004
6.38%, 06/15/19	100	117,311
Juniper Networks Inc.
3.10%, 03/15/16	50	52,368

Security	Principal (000s)	Value

4.60%, 03/15/21	$250	$266,621
5.95%, 03/15/41	50	54,650
Motorola Solutions Inc.
3.50%, 03/01/23	1,000	992,619
3.75%, 05/15/22[a]	500	503,139
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	390,174
Qwest Corp.
6.75%, 12/01/21	400	459,521
6.88%, 09/15/33 (Call 04/19/13)	57	57,125
Rogers Communications Inc.
6.80%, 08/15/18	850	1,059,731
Rogers Wireless Inc.
6.38%, 03/01/14	171	180,576
Royal KPN NV
8.38%, 10/01/30	250	330,034
Telecom Italia Capital SA
4.95%, 09/30/14	500	522,500
5.25%, 10/01/15	275	287,375
6.18%, 06/18/14	250	260,625
7.18%, 06/18/19	1,200	1,362,000
7.72%, 06/04/38	700	730,625
Telefonica Emisiones SAU
3.73%, 04/27/15	150	153,750
3.99%, 02/16/16	450	462,375
4.95%, 01/15/15	200	208,000
5.46%, 02/16/21	900	942,750
5.88%, 07/15/19	250	271,250
6.42%, 06/20/16	875	955,937
Telefonica Europe BV
8.25%, 09/15/30	570	658,350
Verizon Communications Inc.
1.25%, 11/03/14	350	354,107
1.95%, 03/28/14	400	406,236
2.00%, 11/01/16	500	517,957
2.45%, 11/01/22 (Call 08/01/22)	1,000	956,689
3.00%, 04/01/16	400	425,613
3.50%, 11/01/21	1,334	1,398,202

122	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

3.85%, 11/01/42 (Call 05/01/42)	$1,750	$1,567,672
4.60%, 04/01/21	950	1,077,435
4.75%, 11/01/41	450	463,679
5.55%, 02/15/16	570	645,345
5.85%, 09/15/35	380	448,666
6.00%, 04/01/41	450	539,998
6.10%, 04/15/18	770	937,925
6.40%, 02/15/38	750	941,496
7.75%, 12/01/30	725	1,015,453
8.75%, 11/01/18	640	872,261
Virgin Media Secured Finance PLC
5.25%, 01/15/21	350	364,000
Vodafone Group PLC
2.50%, 09/26/22	250	240,911
4.15%, 06/10/14	600	626,036
5.00%, 12/16/13	497	514,645
5.45%, 06/10/19	1,200	1,427,159
5.63%, 02/27/17	150	174,485
5.75%, 03/15/16	457	521,224
6.15%, 02/27/37	1,150	1,392,404

		72,296,330
TEXTILES — 0.04%
Cintas Corp. No. 2
2.85%, 06/01/16	350	362,671
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	251,841

		614,512
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
6.13%, 05/15/14	250	265,486
Mattel Inc.
2.50%, 11/01/16	100	103,918
4.35%, 10/01/20	100	108,468

		477,872
TRANSPORTATION — 1.38%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)[a]	800	819,360

Security	Principal (000s)	Value

3.45%, 09/15/21 (Call 06/15/21)	$678	$716,662
5.75%, 05/01/40 (Call 11/01/39)	750	896,194
6.15%, 05/01/37	399	505,116
7.00%, 02/01/14	450	476,096
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	151,664
5.55%, 03/01/19	300	363,658
6.38%, 11/15/37	750	1,041,335
Canadian Pacific Railway Co.
5.95%, 05/15/37	250	296,958
7.13%, 10/15/31	500	642,128
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	200	214,909
4.10%, 03/15/44 (Call 09/15/43)	500	475,663
4.25%, 06/01/21 (Call 03/01/21)	50	55,472
6.15%, 05/01/37	300	367,957
6.22%, 04/30/40	500	624,078
6.25%, 04/01/15	750	832,796
7.38%, 02/01/19	250	320,556
FedEx Corp.
2.63%, 08/01/22	900	884,210
8.00%, 01/15/19[a]	250	325,402
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	510,445
4.84%, 10/01/41	503	555,251
5.90%, 06/15/19	950	1,164,566
7.70%, 05/15/17	700	879,387
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)[a]	200	202,973
2.50%, 03/01/18 (Call 02/01/18)[a]	450	461,707
3.15%, 03/02/15	200	205,928
3.50%, 06/01/17	100	105,358

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

3.60%, 03/01/16	$300	$313,910
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	800	897,619
5.78%, 07/15/40	1,000	1,225,874
United Parcel Service Inc.
2.45%, 10/01/22	1,000	988,302
5.13%, 04/01/19	925	1,104,232
6.20%, 01/15/38	650	872,893

		19,498,659
TRUCKING & LEASING — 0.03%
GATX Corp.
3.50%, 07/15/16	250	261,334
4.85%, 06/01/21	200	212,724

		474,058
WATER — 0.06%
American Water Capital Corp.
6.59%, 10/15/37	400	530,439
Veolia Environnement SA
6.00%, 06/01/18	300	349,695

		880,134

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,130,637,361)		1,208,974,227

FOREIGN AGENCY OBLIGATIONS[f] — 5.00%

BRAZIL — 0.54%
Petrobras International Finance Co.
2.88%, 02/06/15	1,000	1,021,948
3.50%, 02/06/17	1,550	1,590,142
3.88%, 01/27/16	1,050	1,096,813
5.38%, 01/27/21	1,150	1,256,347
5.75%, 01/20/20	250	277,867
5.88%, 03/01/18[a]	684	768,286
6.75%, 01/27/41	750	867,626
6.88%, 01/20/40	250	292,119
7.88%, 03/15/19	400	490,376

		7,661,524
CANADA — 1.89%
British Columbia (Province of)
1.20%, 04/25/17[a]	500	508,937

Security	Principal (000s)	Value

2.65%, 09/22/21	$600	$627,993
7.25%, 09/01/36	700	1,095,537
Export Development Canada
0.50%, 09/15/15	500	501,509
3.13%, 04/24/14	1,400	1,446,022
Hydro-Quebec
1.38%, 06/19/17	600	608,763
2.00%, 06/30/16	600	625,242
8.05%, 07/07/24	885	1,277,231
Manitoba (Province of)
1.38%, 04/28/14	1,500	1,518,608
4.90%, 12/06/16[a]	150	172,757
Nova Scotia (Province of)
2.38%, 07/21/15	700	731,360
5.13%, 01/26/17	250	290,387
Ontario (Province of)
1.10%, 10/25/17	900	901,064
1.20%, 02/14/18	1,000	1,001,170
1.60%, 09/21/16	3,250	3,348,977
2.30%, 05/10/16	750	787,912
2.95%, 02/05/15	1,500	1,571,670
4.00%, 10/07/19	800	915,261
4.10%, 06/16/14	1,080	1,131,916
4.40%, 04/14/20[a]	1,250	1,465,982
4.95%, 11/28/16[a]	1,000	1,154,899
Quebec (Province of)
2.75%, 08/25/21	500	520,838
3.50%, 07/29/20	900	998,128
4.60%, 05/26/15	550	600,588
4.88%, 05/05/14	500	526,713
5.00%, 03/01/16	570	644,198
5.13%, 11/14/16[a]	188	218,157
7.50%, 09/15/29	920	1,385,909

		26,577,728
COLOMBIA — 0.04%
Ecopetrol SA
7.63%, 07/23/19	500	630,000

		630,000
JAPAN — 0.27%
Japan Finance Corp.
2.50%, 01/21/16	300	316,654

124	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

2.50%, 05/18/16[a]	$1,300	$1,376,771
2.88%, 02/02/15	900	941,724
Japan Finance Organization for Municipalities
4.00%, 01/13/21	500	575,527
5.00%, 05/16/17[a]	500	582,409

		3,793,085
MEXICO — 0.68%
Pemex Project Funding Master Trust
5.75%, 03/01/18[a]	450	517,500
6.63%, 06/15/35	570	684,000
Petroleos Mexicanos
3.50%, 01/30/23[a,b]	3,000	2,955,000
4.88%, 03/15/15	750	802,500
4.88%, 03/15/15[b]	500	537,500
4.88%, 01/24/22	1,350	1,491,750
5.50%, 01/21/21	1,100	1,265,000
6.50%, 06/02/41	900	1,062,000
8.00%, 05/03/19	200	257,000

		9,572,250
SOUTH KOREA — 0.43%
Export-Import Bank of Korea (The)
4.00%, 01/11/17	1,000	1,093,462
4.13%, 09/09/15	1,000	1,074,680
5.00%, 04/11/22	500	581,853
5.13%, 06/29/20	1,000	1,150,276
Korea Development Bank (The)
1.50%, 01/22/18[a]	500	496,039
3.88%, 05/04/17	1,000	1,090,694
4.38%, 08/10/15	500	538,787

		6,025,791
SUPRANATIONAL — 1.15%
Asian Development Bank
1.13%, 03/15/17	2,300	2,340,002
1.75%, 03/21/19	1,000	1,032,584
1.88%, 10/23/18	1,750	1,824,096
2.50%, 03/15/16	1,000	1,061,075
2.75%, 05/21/14	1,105	1,138,334

Security	Principal (000s)	Value

Inter-American Development Bank
1.13%, 03/15/17	$2,250	$2,288,230
1.38%, 10/18/16	1,000	1,029,114
2.25%, 07/15/15	1,650	1,722,607
3.00%, 04/22/14	750	773,025
3.88%, 02/14/20	1,700	1,974,551
5.13%, 09/13/16	855	990,556

		16,174,174

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $67,457,793)		70,434,552

FOREIGN GOVERNMENT OBLIGATIONS[f] — 4.23%

BRAZIL — 0.97%
Brazil (Federative Republic of)
2.63%, 01/05/23	1,000	967,000
4.88%, 01/22/21	1,600	1,868,000
5.88%, 01/15/19[a]	750	908,250
6.00%, 01/17/17	1,250	1,464,375
7.13%, 01/20/37	1,507	2,124,870
7.88%, 03/07/15	600	682,500
8.00%, 01/15/18[a]	671	785,891
8.25%, 01/20/34	500	783,750
8.75%, 02/04/25[a]	900	1,395,000
10.13%, 05/15/27[a]	1,350	2,387,745
11.00%, 08/17/40 (Call 08/17/15)[a]	207	256,990

		13,624,371
CANADA — 0.11%
Canada (Government of)
0.88%, 02/14/17	1,000	1,008,556
2.38%, 09/10/14	500	516,232

		1,524,788
CHILE — 0.08%
Chile (Republic of)
3.25%, 09/14/21	800	843,328
3.88%, 08/05/20[a]	250	275,475

		1,118,803

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

COLOMBIA — 0.42%
Colombia (Republic of)
2.63%, 03/15/23 (Call 12/15/22)	$500	$481,750
4.38%, 07/12/21	2,000	2,250,000
6.13%, 01/18/41[a]	500	638,250
7.38%, 03/18/19[a]	750	969,750
7.38%, 09/18/37	750	1,082,625
8.25%, 12/22/14	450	510,750

		5,933,125
ISRAEL — 0.12%
Israel (State of)
4.50%, 01/30/43	500	484,375
5.13%, 03/26/19	1,080	1,258,200

		1,742,575
ITALY — 0.43%
Italy (Republic of)
3.13%, 01/26/15	450	460,001
4.50%, 01/21/15	1,500	1,569,611
5.25%, 09/20/16	1,850	1,992,291
5.38%, 06/15/33[a]	500	512,340
6.88%, 09/27/23	1,350	1,560,534

		6,094,777
JAPAN — 0.07%
Japan (Government of)
1.13%, 07/19/17	1,000	1,006,011

		1,006,011
MEXICO — 0.84%
United Mexican States
3.63%, 03/15/22[a]	1,000	1,065,000
5.13%, 01/15/20	1,300	1,527,500
5.63%, 01/15/17[a]	1,300	1,501,500
5.88%, 02/17/14[a]	500	525,500
5.95%, 03/19/19	655	794,843
6.05%, 01/11/40	1,900	2,376,900
6.75%, 09/27/34	1,800	2,421,000
7.50%, 04/08/33	945	1,363,162
11.38%, 09/15/16	200	273,500

		11,848,905

Security	Principal (000s)	Value

PANAMA — 0.21%
Panama (Republic of)
6.70%, 01/26/36	$1,000	$1,340,000
7.13%, 01/29/26[a]	800	1,074,000
7.25%, 03/15/15	500	558,500

		2,972,500
PERU — 0.28%
Peru (Republic of)
5.63%, 11/18/50	350	424,375
6.55%, 03/14/37	500	683,000
7.13%, 03/30/19[a]	500	643,500
7.35%, 07/21/25	700	990,500
8.38%, 05/03/16	250	305,625
8.75%, 11/21/33	500	828,750

		3,875,750
POLAND — 0.33%
Poland (Republic of)
3.88%, 07/16/15	600	638,520
5.00%, 10/19/15	150	165,270
5.00%, 03/23/22	1,000	1,150,990
5.13%, 04/21/21	600	687,750
6.38%, 07/15/19	1,600	1,968,000

		4,610,530
SOUTH AFRICA — 0.22%
South Africa (Republic of)
4.67%, 01/17/24[a]	700	755,125
5.50%, 03/09/20	1,100	1,262,250
6.50%, 06/02/14	500	531,350
6.88%, 05/27/19	500	611,250

		3,159,975
SOUTH KOREA — 0.15%
Korea (Republic of)
4.88%, 09/22/14	600	637,845
5.75%, 04/16/14	500	527,694
7.13%, 04/16/19	750	971,062

		2,136,601

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $55,321,364)		59,648,711

126	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 3.44%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	$250	$290,480

		290,480
CALIFORNIA — 1.14%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	750	1,020,930
Series S1
7.04%, 04/01/50	300	430,827
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	250	280,780
East Bay Municipal Utility District RB Water Revenue BAB
Series B
5.87%, 06/01/40	180	236,030
Los Angeles Community College District GO BAB
6.75%, 08/01/49	500	712,425
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	60	74,711
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.49%, 08/01/33	500	651,390
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	450	631,948
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	165	240,765

Security	Principal (000s)	Value

Los Angeles Unified School District GO BAB
5.75%, 07/01/34	$450	$553,644
6.76%, 07/01/34	500	672,885
Orange County Local Transportation Authority RB Sales Tax Revenue
Series A
6.91%, 02/15/41	250	349,402
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	150	199,112
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	500	661,925
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	350	439,663
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	300	367,137
State of California GO
5.45%, 04/01/15	750	822,502
6.20%, 03/01/19	400	488,416
State of California GO BAB
5.70%, 11/01/21	200	242,728
7.50%, 04/01/34	1,750	2,443,105
7.55%, 04/01/39	1,095	1,592,415
7.60%, 11/01/40	940	1,387,506
7.70%, 11/01/30 (Call 11/01/20)	100	125,892
University of California Regents RB Medical Center Pooled Revenue
6.55%, 05/15/48	250	332,213
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	700	866,327

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.95%, 05/15/45	$200	$246,610

		16,071,288
COLORADO — 0.01%
Colorado Department of Transportation RB Bridge Enterprise Revenue
Series A
6.08%, 12/01/40	100	128,437

		128,437
CONNECTICUT — 0.05%
State of Connecticut GO
Series A
5.85%, 03/15/32	500	635,035

		635,035
GEORGIA — 0.07%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	500	601,610
Project M, Series 2010A
6.66%, 04/01/57	200	237,980
State of Georgia GO
Series H
4.50%, 11/01/25	100	117,111

		956,701
ILLINOIS — 0.52%
Chicago Board of Education GO BAB
Series E
6.14%, 12/01/39	175	193,742
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	690	850,825
City of Chicago GO
Series C
7.78%, 01/01/35	200	260,188
City of Chicago RB Sewer Revenue
Series B
6.90%, 01/01/40	105	134,606

Security	Principal (000s)	Value

City of Chicago RB Water Revenue BAB
Series B
6.74%, 11/01/40	$50	$68,811
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	200	258,556
State of Illinois GO
4.07%, 01/01/14	500	511,495
4.42%, 01/01/15	1,000	1,054,150
5.10%, 06/01/33	1,750	1,725,132
5.37%, 03/01/17	250	279,045
5.88%, 03/01/19	450	516,843
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	114,593
Series 5
7.35%, 07/01/35[a]	1,100	1,331,638

		7,299,624
MASSACHUSETTS — 0.08%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	235	266,981
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	480	527,395
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.73%, 06/01/40	100	130,032
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	260,830

		1,185,238
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	100	118,911

		118,911

128	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

MISSOURI — 0.05%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	$500	$664,855

		664,855
NEVADA — 0.03%
Clark County RB Port Airport & Marina Revenue BAB
Series C
6.82%, 07/01/45	250	353,225

		353,225
NEW JERSEY — 0.27%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20 (AGM)	300	236,916
0.00%, 02/15/23 (AGM)	300	201,249
0.00%, 02/15/24 (AGM)	250	155,680
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	700	912,219
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	422	595,851
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	685	999,586
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	250	304,030
6.10%, 12/15/28 (Call 12/15/20)	250	292,983

Security	Principal (000s)	Value

Rutgers — State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40	$100	$125,230

		3,823,744
NEW YORK — 0.49%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250	368,095
Series C-1
6.69%, 11/15/40	300	393,159
Series E
6.81%, 11/15/40	250	331,892
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	500	619,090
5.72%, 06/15/42	550	705,342
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	500	622,815
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	306,300
Series H
5.43%, 03/15/39	300	361,737
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	500	616,500
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	250	249,645
4.93%, 10/01/51 (GOI)	250	280,460
5.86%, 12/01/24 (GOI)	400	520,812
6.04%, 12/01/29 (GOI)	500	638,685

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

State of New York GO BAB
5.85%, 06/01/40	$500	$635,290
5.97%, 03/01/36	250	317,980

		6,967,802
OHIO — 0.10%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/50	570	778,096
8.08%, 02/15/50	100	149,652
Series E
6.27%, 02/15/50	100	120,145
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	100	116,738
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250	292,802

		1,457,433
OREGON — 0.09%
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series 2010A
5.83%, 11/15/34	500	646,935
State of Oregon GO
5.76%, 06/01/23	350	435,201
5.89%, 06/01/27	200	256,416

		1,338,552
PENNSYLVANIA — 0.05%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	300	349,626
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/45	250	301,260

		650,886

Security	Principal (000s)	Value

PUERTO RICO — 0.01%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
3.67%, 05/01/14	$200	$198,786

		198,786
TEXAS — 0.31%
City of Houston GOL
Series A
6.29%, 03/01/32	400	505,312
City of San Antonio RB Electric Power & Light Revenues BAB
5.72%, 02/01/41	400	517,488
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	500	669,560
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	100	126,158
North Texas Tollway Authority RB Revenue BAB
6.72%, 01/01/49	450	613,305
State of Texas GO BAB
5.52%, 04/01/39	500	641,375
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	300	367,092
5.18%, 04/01/30	250	305,698
University of Texas System Board of Regents RB College & University Revenue
Series B
6.28%, 08/15/41 (Call 08/15/19)	500	585,235

		4,331,223

130	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2013

Security	Principal (000s) or Shares	Value

UTAH — 0.06%
State of Utah GO BAB
Series D
4.55%, 07/01/24	$750	$878,685

		878,685
WASHINGTON — 0.07%
State of Washington GO BAB
Series D
5.48%, 08/01/39	250	311,945
Washington State Convention Center Public Facilities District RB Hotel Occupancy Tax
6.79%, 07/01/40	500	617,265

		929,210
WISCONSIN — 0.01%
State of Wisconsin RB General Fund
Series A
5.70%, 05/01/26 (AGM)	125	155,255

		155,255

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $42,073,211)		48,435,370

SHORT-TERM INVESTMENTS — 5.91%

MONEY MARKET FUNDS — 5.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,g,h]	68,944,465	68,944,465
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[e,g,h]	6,716,365	6,716,365
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[e,g]	7,683,074	7,683,074

		83,343,904

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,343,904)		83,343,904

Value

TOTAL INVESTMENTS IN SECURITIES — 104.38%
(Cost: $1,378,833,633)	$1,470,836,764
Other Assets, Less Liabilities — (4.38)%	(61,780,493)

NET ASSETS — 100.00%	$1,409,056,271

BAB  —  Build America Bond

CPO  —  Certificates of Participation (Ordinary)

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	131

Schedule of Investments

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 85.14%

AEROSPACE & DEFENSE — 1.36%
BAE Systems PLC
5.80%, 10/11/41[a]	$150	$172,987
Boeing Co. (The)
4.88%, 02/15/20	70	82,678
6.88%, 03/15/39	300	427,029
8.75%, 08/15/21	25	36,475
Lockheed Martin Corp.
4.07%, 12/15/42[a]	536	501,870
4.85%, 09/15/41	450	470,852
Northrop Grumman Corp.
5.05%, 11/15/40	580	634,268
Raytheon Co.
4.70%, 12/15/41	200	218,437
4.88%, 10/15/40	625	703,697
United Technologies Corp.
4.50%, 06/01/42	1,300	1,397,779
5.40%, 05/01/35	75	90,107
5.70%, 04/15/40	425	532,558
6.05%, 06/01/36	225	288,020
6.70%, 08/01/28	125	166,312

		5,723,069
AGRICULTURE — 1.22%
Altria Group Inc.
4.25%, 08/09/42	250	238,754
9.95%, 11/10/38	258	429,072
10.20%, 02/06/39	718	1,217,002
Archer-Daniels-Midland Co.
4.54%, 03/26/42	573	600,286
5.38%, 09/15/35	425	485,295
5.77%, 03/01/41	50	60,574
Lorillard Tobacco Co.
7.00%, 08/04/41	240	291,111
Philip Morris International Inc.
6.38%, 05/16/38	1,211	1,562,378
Reynolds American Inc.
7.25%, 06/15/37	200	261,551

		5,146,023

Security	Principal (000s)	Value

AIRLINES — 0.24%
Continental Airlines Inc. 2012-1 Pass Through Trust
Class A
4.15%, 10/11/25	$200	$208,000
Continental Airlines Inc. 2012-2 Pass Through Trust
Class A
4.00%, 04/29/26	650	676,000
Delta Air Lines Inc. 2007-1A Pass Through Trust
Series 071A
6.82%, 02/10/24	103	116,246

		1,000,246
APPAREL — 0.05%
VF Corp.
6.00%, 10/15/33	75	91,633
6.45%, 11/01/37	100	130,507

		222,140
AUTO MANUFACTURERS — 0.61%
Daimler Finance North America LLC
8.50%, 01/18/31	408	631,181
Ford Motor Co.
7.45%, 07/16/31	1,500	1,921,545

		2,552,726
AUTO PARTS & EQUIPMENT — 0.07%
Johnson Controls Inc.
6.00%, 01/15/36	250	300,847

		300,847
BANKS — 6.99%
Bank of America Corp.
5.88%, 02/07/42	700	851,171
Bank of America N.A.
6.00%, 10/15/36	300	364,120
Bank One Capital III
8.75%, 09/01/30	100	141,787
Bank One Corp.
7.75%, 07/15/25	50	66,930
8.00%, 04/29/27	100	142,922
Bank One Michigan
8.25%, 11/01/24	375	524,087

132	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Barclays Bank PLC
6.86%, 12/31/49 (Call 06/15/32)[a,b]	$250	$261,875
BNP Paribas SA
7.20%, 12/31/49 (Call 06/25/37)[a,b]	200	207,500
Citigroup Inc.
5.85%, 12/11/34	925	1,090,234
5.88%, 05/29/37	75	89,394
5.88%, 01/30/42	450	547,979
6.13%, 08/25/36	1,000	1,132,203
6.63%, 06/15/32	550	648,510
6.88%, 03/05/38	1,038	1,383,287
6.88%, 02/15/98	75	85,467
8.13%, 07/15/39	325	482,508
Fifth Third Bancorp
8.25%, 03/01/38	225	314,041
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	725	805,685
6.13%, 02/15/33	625	735,142
6.25%, 02/01/41	1,250	1,516,452
6.45%, 05/01/36	275	300,636
6.75%, 10/01/37	1,575	1,785,768
HSBC Bank (USA) N.A.
5.63%, 08/15/35	1,750	1,983,992
HSBC Bank PLC
7.65%, 05/01/25	100	135,577
HSBC Holdings PLC
6.10%, 01/14/42	375	483,147
6.50%, 05/02/36	400	499,083
6.50%, 09/15/37	555	695,940
6.80%, 06/01/38	600	780,976
7.63%, 05/17/32	100	133,376
Itau Unibanco Holding SA
5.13%, 05/13/23[a]	750	766,875
J.P. Morgan Chase & Co.
5.40%, 01/06/42	450	530,667
5.50%, 10/15/40	200	237,907
5.60%, 07/15/41	1,200	1,447,900
6.40%, 05/15/38	275	359,837

Security	Principal (000s)	Value

KfW
0.00%, 04/18/36	$800	$366,291
0.00%, 06/29/37	950	417,717
Morgan Stanley
6.25%, 08/09/26	250	296,846
6.38%, 07/24/42	1,200	1,465,848
7.25%, 04/01/32	125	160,983
Rabobank Nederland
5.25%, 05/24/41	660	758,557
Standard Chartered PLC
7.01%, 12/31/49 (Call 07/30/37)[a,b]	200	212,502
UBS AG Stamford
7.75%, 09/01/26	300	382,360
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	1,700	2,275,011
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	270	304,642
6.55%, 10/15/35	50	61,925
6.61%, 10/01/25	100	127,966
Wells Fargo & Co.
5.38%, 02/07/35	180	211,879
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	246,841
Wells Fargo Capital X
5.95%, 12/15/36	596	607,920

		29,430,263
BEVERAGES — 1.92%
Anheuser-Busch Companies LLC
6.80%, 08/20/32	250	331,902
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	600	807,986
8.00%, 11/15/39	200	316,443
8.20%, 01/15/39	576	922,240
Diageo Capital PLC
5.88%, 09/30/36	285	358,063
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	100	143,020
Heineken NV
2.75%, 04/01/23[a]	800	779,448

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Molson Coors Brewing Co.
5.00%, 05/01/42	$775	$835,159
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	500	697,946
PepsiAmericas Inc.
5.50%, 05/15/35	100	119,809
PepsiCo Inc.
2.75%, 03/01/23	500	500,518
3.60%, 08/13/42	200	185,314
5.50%, 01/15/40	600	732,841
Pernod Ricard SA
5.50%, 01/15/42[a]	450	512,121
SABMiller Holdings Inc.
4.95%, 01/15/42[a]	750	833,049

		8,075,859
BIOTECHNOLOGY — 0.88%
Amgen Inc.
4.95%, 10/01/41	450	484,034
5.15%, 11/15/41 (Call 05/15/41)	250	273,762
5.38%, 05/15/43 (Call 11/15/42)	1,100	1,249,281
6.38%, 06/01/37	75	93,583
6.40%, 02/01/39	300	379,205
6.90%, 06/01/38	200	267,589
Genentech Inc.
5.25%, 07/15/35	300	352,219
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	500	613,682

		3,713,355
BUILDING MATERIALS — 0.10%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	250	256,141
7.00%, 12/01/36	150	171,165

		427,306

Security	Principal (000s)	Value

CHEMICALS — 1.29%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	$375	$426,443
Braskem America Finance Co.
7.13%, 07/22/41 (Call 01/22/41)[a]	200	209,000
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	420	451,865
7.38%, 11/01/29	250	331,548
9.40%, 05/15/39	375	594,496
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	485	557,187
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	250	259,978
4.80%, 09/01/42 (Call 03/01/42)	375	391,373
Ecolab Inc.
5.50%, 12/08/41	550	643,331
Lubrizol Corp.
6.50%, 10/01/34	100	134,877
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	100	97,028
5.50%, 08/15/25	100	127,141
Series 1
5.50%, 07/30/35	100	122,425
Potash Corp. of Saskatchewan Inc.
5.88%, 12/01/36	425	515,455
PPG Industries Inc.
7.70%, 03/15/38	220	309,984
Rohm and Haas Co.
7.85%, 07/15/29	200	276,469

		5,448,600
COMMERCIAL SERVICES — 1.02%
ADT Corp. (The)
4.88%, 07/15/42[a]	375	357,110
DP World Ltd.
6.85%, 07/02/37[a]	750	858,750

134	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

ENA Norte Trust
4.95%, 04/25/28[a]	$248	$255,148
ERAC USA Finance LLC
5.63%, 03/15/42[a]	250	279,668
7.00%, 10/15/37[a]	400	509,965
Massachusetts Institute of Technology
5.60%, 07/01/2111	200	274,613
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	41	47,201
6.50%, 01/15/39[a]	500	711,059
SAIC Inc. Series 1
5.95%, 12/01/40	200	208,043
Tufts University Series 2012
5.02%, 04/15/2112	250	273,928
University of Southern California
5.25%, 10/01/2111	250	300,431
Western Union Co. (The)
6.20%, 06/21/40	225	225,328

		4,301,244
COMPUTERS — 0.59%
Dell Inc.
5.40%, 09/10/40	125	104,592
Hewlett-Packard Co.
6.00%, 09/15/41	320	324,917
HP Enterprise Services LLC
7.45%, 10/15/29	200	234,444
International Business Machines Corp.
4.00%, 06/20/42	1,138	1,166,157
5.60%, 11/30/39	27	34,011
7.00%, 10/30/25	450	628,584

		2,492,705
COSMETICS & PERSONAL CARE — 0.35%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	186,132
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	63,290
5.55%, 03/05/37	787	1,011,652

Security	Principal (000s)	Value

5.80%, 08/15/34	$100	$130,055
6.45%, 01/15/26	75	102,845

		1,493,974
DIVERSIFIED FINANCIAL SERVICES — 3.39%
American Express Co.
4.05%, 12/03/42	337	327,995
Ameritech Capital Funding Corp.
6.55%, 01/15/28	100	114,543
Blackstone Holdings Finance Co. LLC
4.75%, 02/15/23[a]	250	270,847
CDP Financial Inc.
5.60%, 11/25/39[a]	500	606,434
Credit Suisse (USA) Inc.
7.13%, 07/15/32	225	317,670
FMR LLC
7.57%, 06/15/29[a]	400	525,319
General Electric Capital Corp.
5.88%, 01/14/38	1,345	1,580,035
6.15%, 08/07/37	975	1,184,198
6.88%, 01/10/39	1,100	1,450,143
Series A
6.75%, 03/15/32	2,533	3,241,928
General Electric Capital Services Inc.
7.50%, 08/21/35	100	141,983
Goldman Sachs Capital I
6.35%, 02/15/34	665	696,351
Jefferies Group Inc.
6.25%, 01/15/36	225	230,625
6.45%, 06/08/27	500	540,000
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	300	342,106
7.75%, 05/14/38	995	1,344,073
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	400	595,621
Siemens Financieringsmat
6.13%, 08/17/26[a]	500	651,815
SLM Corp.
5.63%, 08/01/33	150	137,250

		14,298,936

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

ELECTRIC — 10.52%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[a]	$300	$376,500
Alabama Power Co.
6.00%, 03/01/39	150	192,797
6.13%, 05/15/38	105	136,073
Series 1
5.65%, 03/15/35 (Call 03/15/15)	100	108,273
Appalachian Power Co.
7.00%, 04/01/38	685	920,811
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	150	158,866
5.50%, 09/01/35	150	180,459
Carolina Power & Light Co.
4.10%, 05/15/42 (Call 11/15/41)	450	455,511
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	500	474,735
Comision Federal de Electricidad
5.75%, 02/14/42[a]	300	325,500
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	150	197,332
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	373,008
5.70%, 06/15/40	160	203,090
Series 05-A
5.30%, 03/01/35	50	59,546
Series 06-A
5.85%, 03/15/36	50	63,325
Series 06-B
6.20%, 06/15/36	50	66,120
Series 06-E
5.70%, 12/01/36	50	62,168
Series 08-B
6.75%, 04/01/38	550	776,090

Security	Principal (000s)	Value

Detroit Edison Co. (The)
5.70%, 10/01/37	$100	$127,208
Series A
6.63%, 06/01/36	100	139,322
Dominion Resources Inc.
6.30%, 03/15/33	175	220,094
7.00%, 06/15/38	50	69,920
Series B
5.95%, 06/15/35	100	124,186
Series F
5.25%, 08/01/33	850	975,530
DTE Energy Co.
6.38%, 04/15/33	30	37,583
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	200	200,756
4.25%, 12/15/41 (Call 06/15/41)	350	367,444
5.30%, 02/15/40	225	271,366
6.05%, 04/15/38	1,000	1,293,079
6.45%, 10/15/32	75	96,589
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	66,200
E.ON International Finance BV
6.65%, 04/30/38[a]	331	443,331
El Paso Electric Co.
6.00%, 05/15/35	150	176,038
Electricite de France SA
5.60%, 01/27/40[a]	300	339,073
6.95%, 01/26/39[a]	280	365,761
Enel Finance International SA
6.00%, 10/07/39[a]	600	592,932
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	843	919,162
6.25%, 10/01/39	545	634,923
FirstEnergy Corp. Series C
7.38%, 11/15/31	347	412,018
FirstEnergy Solutions Corp.
6.80%, 08/15/39	800	949,310

136	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	$1,150	$1,182,318
4.13%, 02/01/42 (Call 08/02/41)	250	259,339
4.95%, 06/01/35	100	116,199
5.13%, 06/01/41 (Call 12/01/40)	155	185,582
5.25%, 02/01/41 (Call 08/01/40)	100	121,704
5.85%, 05/01/37	100	129,064
5.95%, 02/01/38	281	369,127
Florida Power Corp.
3.85%, 11/15/42 (Call 05/15/42)	450	433,912
6.35%, 09/15/37	200	263,298
6.40%, 06/15/38	325	433,949
Georgia Power Co.
4.30%, 03/15/42	900	929,133
5.40%, 06/01/40	375	442,951
Series 07-A
5.65%, 03/01/37	100	121,305
Iberdrola International BV
6.75%, 07/15/36	125	136,553
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	122,363
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	225	251,514
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	100	119,505
Massachusetts Electric Co.
5.90%, 11/15/39[a]	500	625,510
MidAmerican Energy Holdings Co.
5.80%, 10/15/36	100	125,419
5.95%, 05/15/37	150	185,476
6.13%, 04/01/36	1,344	1,687,345
6.50%, 09/15/37	530	695,197
8.48%, 09/15/28	316	470,623

Security	Principal (000s)	Value

Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	$75	$89,880
5.45%, 05/15/41 (Call 11/15/40)	575	697,637
Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	150	153,939
5.25%, 02/15/43 (Call 08/15/42)	250	265,256
5.95%, 06/15/41 (Call 12/15/40)	295	333,050
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	950	873,815
4.85%, 08/15/40 (Call 02/15/40)	350	405,192
5.25%, 07/15/35	50	59,608
6.20%, 07/01/37	100	133,851
6.25%, 06/01/36	100	134,610
Oglethorpe Power Corp.
6.19%, 01/01/31[a]	400	474,198
Ohio Edison Co.
6.88%, 07/15/36	200	260,999
Oncor Electric Delivery Co.
5.25%, 09/30/40	100	111,133
7.00%, 09/01/22	530	678,282
7.50%, 09/01/38	25	35,298
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	325	364,853
Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	800	850,414
4.50%, 12/15/41 (Call 06/15/41)	350	374,865
5.40%, 01/15/40	450	539,890
6.05%, 03/01/34	729	935,276
6.25%, 03/01/39	150	196,697
PacifiCorp
4.10%, 02/01/42	350	358,501

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.75%, 04/01/37	$150	$189,297
6.10%, 08/01/36	100	130,665
Peco Energy Co.
5.95%, 10/01/36	100	128,534
Potomac Electric Power Co.
6.50%, 11/15/37	175	239,555
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	500	504,576
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	295	354,250
Progress Energy Inc.
7.00%, 10/30/31	200	259,418
7.75%, 03/01/31	100	138,139
PSEG Power LLC
8.63%, 04/15/31	250	364,504
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	375	384,313
5.80%, 05/01/37	225	290,314
Puget Sound Energy Inc.
5.48%, 06/01/35	50	60,618
5.64%, 04/15/41 (Call 10/15/40)	450	568,551
5.76%, 07/15/40	50	64,015
5.80%, 03/15/40	25	32,088
6.27%, 03/15/37	50	66,439
6.72%, 06/15/36	50	69,480
7.02%, 12/01/27	50	66,111
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	162,904
4.50%, 08/15/40	260	290,463
5.35%, 05/15/35	100	122,957
5.35%, 05/15/40	75	94,478
6.13%, 09/15/37	100	134,773
South Carolina Electric & Gas Co.
5.45%, 02/01/41 (Call 08/01/40)	250	305,402
6.05%, 01/15/38	443	572,088

Security	Principal (000s)	Value

Southern California Edison Co.
5.63%, 02/01/36	$75	$93,063
6.00%, 01/15/34	525	680,659
6.05%, 03/15/39	100	132,223
Series 05-B
5.55%, 01/15/36	50	61,469
Series 05-E
5.35%, 07/15/35	75	89,769
Series 06-E
5.55%, 01/15/37	75	92,657
Series 08-A
5.95%, 02/01/38	829	1,076,464
Southern Power Co.
5.15%, 09/15/41	260	291,145
Southwestern Electric Power Co.
6.20%, 03/15/40	200	246,420
Southwestern Public Service Co.
6.00%, 10/01/36	50	61,595
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	300	307,770
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	375	388,807
TransAlta Corp.
6.50%, 03/15/40	100	105,564
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	550	549,227
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	500	508,040
8.88%, 11/15/38	325	551,293
Series A
6.00%, 05/15/37	175	228,665
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	375	389,040
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	500	481,659

138	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.70%, 12/01/36	$150	$191,873
Wisconsin Power & Light Co.
6.38%, 08/15/37	320	431,227
Xcel Energy Inc.
6.50%, 07/01/36	50	66,828

		44,306,048
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
6.00%, 08/15/32	130	165,354

		165,354
ELECTRONICS — 0.43%
Honeywell International Inc.
5.38%, 03/01/41	375	468,118
5.70%, 03/15/36	150	190,569
5.70%, 03/15/37	540	689,905
Koninklijke Philips Electronics NV
5.00%, 03/15/42	100	112,296
6.88%, 03/11/38	250	336,383

		1,797,271
ENGINEERING & CONSTRUCTION — 0.28%
Odebrecht Finance Ltd.
6.00%, 04/05/23[a]	400	454,000
7.13%, 06/26/42 (Call 12/26/41)[a]	250	288,125
Sydney Airport
3.90%, 03/22/23[a]	450	454,926

		1,197,051
ENVIRONMENTAL CONTROL — 0.57%
Republic Services Inc.
4.75%, 05/15/23	460	520,387
5.70%, 05/15/41 (Call 11/15/40)	200	235,676
6.09%, 03/15/35	50	60,236
6.20%, 03/01/40	25	31,201
Waste Management Inc.
6.13%, 11/30/39	105	129,332
7.00%, 07/15/28	100	135,732
7.10%, 08/01/26	125	166,633
7.75%, 05/15/32	825	1,139,768

		2,418,965

Security	Principal (000s)	Value

FOOD — 1.95%
Cargill Inc.
4.10%, 11/01/42[a]	$250	$241,328
6.63%, 09/15/37[a]	300	393,672
ConAgra Foods Inc.
6.63%, 08/15/39[a]	150	186,608
8.25%, 09/15/30	300	405,326
Delhaize America LLC
9.00%, 04/15/31	100	122,607
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	400	388,725
General Mills Inc.
5.40%, 06/15/40	150	178,836
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	275	295,150
Hershey Co. (The)
7.20%, 08/15/27	75	103,571
Kellogg Co.
Series B
7.45%, 04/01/31	150	202,118
Kraft Foods Group Inc.
5.00%, 06/04/42	500	545,745
6.50%, 02/09/40	700	903,099
6.88%, 01/26/39	641	853,435
Kraft Foods Inc.
6.50%, 11/01/31	325	407,490
6.50%, 02/09/40	350	458,080
6.88%, 02/01/38	35	47,127
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	250	254,665
5.40%, 07/15/40 (Call 01/15/40)	40	42,943
6.90%, 04/15/38	425	536,302
7.50%, 04/01/31	125	159,311
Safeway Inc.
7.25%, 02/01/31	150	165,020
Sysco Corp.
5.38%, 09/21/35	175	208,831

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Tesco PLC
6.15%, 11/15/37[a]	$300	$378,139
Unilever Capital Corp.
5.90%, 11/15/32	550	733,099

		8,211,227
FOREST PRODUCTS & PAPER — 0.47%
Georgia-Pacific LLC
7.75%, 11/15/29	480	654,262
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	485	565,367
7.30%, 11/15/39	50	66,316
8.70%, 06/15/38	125	184,774
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	245,417
Westvaco Corp.
7.95%, 02/15/31	100	122,400
8.20%, 01/15/30	125	154,543

		1,993,079
GAS — 0.66%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	200	252,246
6.00%, 10/01/34	150	184,934
Boston Gas Co.
4.49%, 02/15/42[a]	325	341,205
KeySpan Corp.
8.00%, 11/15/30	250	337,083
KeySpan Gas East Corp.
5.82%, 04/01/41[a]	275	344,913
Nakilat Inc.
6.07%, 12/31/33[a]	400	486,000
Sempra Energy
6.00%, 10/15/39	380	474,208
Southern California Gas Co.
Series KK
5.75%, 11/15/35	100	129,326
Southern Union Co.
7.60%, 02/01/24	175	223,294

		2,773,209

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 0.38%
Baxter International Inc.
3.65%, 08/15/42	$400	$375,370
Boston Scientific Corp.
7.38%, 01/15/40	290	393,413
Covidien International Finance SA
6.55%, 10/15/37	350	474,876
Medtronic Inc.
5.55%, 03/15/40	300	375,926

		1,619,585
HEALTH CARE — SERVICES — 1.88%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	250	240,334
4.50%, 05/15/42 (Call 11/15/41)	675	685,017
6.75%, 12/15/37	64	85,511
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	350	395,923
5.88%, 03/15/41 (Call 09/15/40)	263	315,140
Dignity Health
4.50%, 11/01/42	250	243,276
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	250	240,872
Kaiser Foundation Hospitals
4.88%, 04/01/42	150	164,019
Quest Diagnostics Inc.
6.95%, 07/01/37	300	366,819
Roche Holdings Inc.
7.00%, 03/01/39[a]	490	716,080
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	300	313,411
5.80%, 03/15/36	490	584,057
5.95%, 02/15/41 (Call 08/15/40)	420	517,223
6.88%, 02/15/38	810	1,087,939

140	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

WellPoint Inc.
3.30%, 01/15/23	$500	$505,898
4.63%, 05/15/42	1,000	1,002,651
5.80%, 08/15/40	75	88,189
5.85%, 01/15/36	30	35,372
6.38%, 06/15/37	250	309,059

		7,896,790
HOLDING COMPANIES — DIVERSIFIED — 0.21%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	50	70,433
Sinochem Overseas Capital Co. Ltd.
6.30%, 11/12/40[a]	200	233,451
Temasek Financial I Ltd.
3.38%, 07/23/42[a]	250	228,056
Votorantim Cimentos SA
7.25%, 04/05/41[a]	300	336,750

		868,690
HOME FURNISHINGS — 0.05%
Whirlpool Corp.
5.15%, 03/01/43	200	200,666

		200,666
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
5.30%, 03/01/41	25	30,891
6.63%, 08/01/37	195	275,901

		306,792
INSURANCE — 5.91%
Aflac Inc.
6.45%, 08/15/40	300	377,321
AIG Sunamerica Global Financing X
6.90%, 03/15/32[a]	50	67,107
Allstate Corp. (The)
5.20%, 01/15/42	250	293,534
5.55%, 05/09/35	500	600,974
5.95%, 04/01/36	290	367,619
6.90%, 05/15/38	61	84,802
American General Capital II
8.50%, 07/01/30	250	321,244
American International Group Inc.
6.25%, 05/01/36	880	1,106,236

Security	Principal (000s)	Value

6.82%, 11/15/37	$250	$327,908
8.18%, 05/15/68 (Call 05/15/38)[b]	1,460	1,929,025
Aon Corp.
8.21%, 01/01/27	300	383,974
AXA SA
8.60%, 12/15/30	780	1,002,948
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	250	248,439
5.75%, 01/15/40	475	563,825
Chubb Corp. (The)
6.00%, 05/11/37	625	805,139
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	200	227,611
GE Global Insurance Holding Corp.
7.00%, 02/15/26	200	259,733
Genworth Financial Inc.
6.50%, 06/15/34	75	77,919
Hartford Financial Services Group Inc.
5.95%, 10/15/36	150	175,425
6.10%, 10/01/41	200	242,399
6.63%, 03/30/40	50	63,942
Liberty Mutual Group Inc.
6.50%, 03/15/35[a]	345	388,354
6.50%, 05/01/42[a]	250	283,779
Lincoln National Corp.
6.15%, 04/07/36	25	29,922
7.00%, 06/15/40	310	410,896
Loews Corp.
6.00%, 02/01/35	150	175,169
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	100	118,109
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[a]	350	542,858
MetLife Capital Trust X
9.25%, 04/08/68 (Call 04/08/33)[a]	250	345,000
MetLife Inc.
4.13%, 08/13/42	250	237,599
5.70%, 06/15/35	1,000	1,171,066

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.88%, 02/06/41	$500	$613,419
6.40%, 12/15/66 (Call 12/15/31)	450	486,487
6.50%, 12/15/32	326	418,409
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	250	363,007
New York Life Insurance Co.
5.88%, 05/15/33[a]	500	608,753
6.75%, 11/15/39[a]	400	538,380
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40[a]	450	571,233
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	445	650,067
Principal Financial Group Inc.
3.13%, 05/15/23	650	650,376
6.05%, 10/15/36	150	187,185
Progressive Corp. (The)
6.25%, 12/01/32	290	372,044
Protective Life Corp.
8.45%, 10/15/39	250	333,446
Prudential Financial Inc.
5.40%, 06/13/35	165	177,780
5.63%, 06/15/43 (Call 06/15/23)[b]	250	260,000
5.90%, 03/17/36	450	521,434
6.20%, 11/15/40	100	121,880
Series D
6.63%, 12/01/37	1,250	1,582,830
Swiss Re Treasury Corp.
4.25%, 12/06/42[a]	250	243,474
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	790	1,057,830
Travelers Companies Inc. (The)
5.35%, 11/01/40	200	244,607
6.25%, 06/15/37	443	591,198
6.75%, 06/20/36	150	207,639
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	201,070

Security	Principal (000s)	Value

Unum Group
5.75%, 08/15/42	$200	$216,226
Validus Holdings Ltd.
8.88%, 01/26/40	75	100,411
WR Berkley Corp.
6.25%, 02/15/37	150	178,640
XL Group PLC
6.25%, 05/15/27	75	89,193
6.38%, 11/15/24	50	60,542

		24,877,436
INTERNET — 0.07%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	325	300,746

		300,746
IRON & STEEL — 0.22%
Cliffs Natural Resources Inc.
6.25%, 10/01/40	225	220,698
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	75	82,877
6.40%, 12/01/37	150	200,798
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	109,216
Vale SA
5.63%, 09/11/42	300	311,352

		924,941
MACHINERY — 0.63%
Caterpillar Inc.
3.80%, 08/15/42	515	496,837
5.20%, 05/27/41	700	837,605
6.05%, 08/15/36	75	96,921
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	650	654,688
5.38%, 10/16/29	75	93,052
7.13%, 03/03/31	100	139,213
8.10%, 05/15/30	50	75,161
Rockwell Automation Inc.
6.25%, 12/01/37	100	131,198

142	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.70%, 01/15/28	$100	$134,218

		2,658,893
MANUFACTURING — 0.59%
3M Co.
5.70%, 03/15/37	350	463,602
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	175	215,708
General Electric Co.
4.13%, 10/09/42	300	299,837
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	200	194,594
4.88%, 09/15/41 (Call 03/15/41)	200	224,546
Parker Hannifin Corp.
Series A
6.25%, 05/15/38	150	200,988
Turlock Corp.
4.00%, 11/02/32[a]	900	898,999

		2,498,274
MEDIA — 6.18%
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	500	491,665
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	582	882,820
Comcast Corp.
4.25%, 01/15/33	500	506,832
4.65%, 07/15/42	250	259,897
6.40%, 03/01/40	75	96,746
6.45%, 03/15/37	1,130	1,449,988
6.95%, 08/15/37	850	1,152,450
7.05%, 03/15/33	200	265,954
COX Communications Inc.
8.38%, 03/01/39[a]	1,075	1,587,485
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	450	433,085
6.00%, 08/15/40 (Call 05/15/40)	175	182,533

Security	Principal (000s)	Value

6.35%, 03/15/40	$250	$275,653
6.38%, 03/01/41	425	466,281
Discovery Communications LLC
6.35%, 06/01/40	300	365,621
Grupo Televisa SAB
6.63%, 01/15/40	325	406,056
Grupo Televisa SAB de CV CPO
6.63%, 03/18/25	100	127,776
Historic TW Inc.
6.63%, 05/15/29	500	621,348
NBCUniversal Media LLC
5.95%, 04/01/41	330	407,784
6.40%, 04/30/40	975	1,253,053
News America Inc.
6.15%, 02/15/41	975	1,188,755
6.20%, 12/15/34	200	238,523
6.40%, 12/15/35	350	426,588
6.55%, 03/15/33	75	89,516
6.65%, 11/15/37	440	547,500
6.90%, 08/15/39	100	128,968
7.70%, 10/30/25	550	724,749
7.85%, 03/01/39	75	102,376
8.15%, 10/17/36	75	99,660
8.88%, 04/26/23	50	68,301
TCI Communications Inc.
7.13%, 02/15/28	100	132,643
7.88%, 02/15/26	200	276,029
Thomson Reuters Corp.
5.50%, 08/15/35	150	170,179
5.85%, 04/15/40	100	119,109
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	250	227,656
5.50%, 09/01/41 (Call 03/01/41)	150	157,153
5.88%, 11/15/40 (Call 05/15/40)	1,450	1,557,426
6.75%, 06/15/39	700	837,581
Time Warner Entertainment Co. LP
8.38%, 03/15/23	350	480,433
8.38%, 07/15/33	352	493,665

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Time Warner Inc.
6.10%, 07/15/40	$225	$263,239
6.25%, 03/29/41	650	776,509
6.50%, 11/15/36	350	421,941
6.95%, 01/15/28	100	129,284
7.57%, 02/01/24	100	132,890
7.63%, 04/15/31	1,560	2,117,299
Viacom Inc.
4.38%, 03/15/43[a]	105	97,814
4.50%, 02/27/42	100	95,210
6.88%, 04/30/36	1,025	1,298,683
7.88%, 07/30/30	350	470,562
Walt Disney Co. (The)
4.38%, 08/16/41	300	324,463
7.00%, 03/01/32	425	602,152

		26,029,883
METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	500	496,643

		496,643
MINING — 2.33%
Alcoa Inc.
5.90%, 02/01/27	200	208,922
5.95%, 02/01/37	245	242,886
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	375	417,123
Barrick Gold Corp.
5.25%, 04/01/42	350	364,531
Barrick North America Finance LLC
5.70%, 05/30/41	350	379,664
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	900	925,762
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	200	197,457
6.25%, 10/01/39	480	569,421
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	104,922

Security	Principal (000s)	Value

Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	$925	$1,070,749
7.13%, 07/15/28	360	494,821
Southern Copper Corp.
5.25%, 11/08/42	250	241,668
6.75%, 04/16/40	225	260,572
7.50%, 07/27/35	400	494,626
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	650	654,376
6.00%, 08/15/40 (Call 02/15/40)	350	382,097
6.25%, 07/15/41 (Call 01/15/41)	320	354,836
Vale Inco Ltd.
7.20%, 09/15/32	50	60,245
Vale Overseas Ltd.
6.88%, 11/21/36	1,040	1,226,826
6.88%, 11/10/39	450	535,429
8.25%, 01/17/34	237	312,358
Xstrata Canada Financial Corp.
6.00%, 11/15/41[a]	295	314,448

		9,813,739
MULTI-NATIONAL — 0.40%
European Investment Bank
4.88%, 02/15/36	350	415,767
International Bank for Reconstruction and Development
7.63%, 01/19/23	847	1,262,538

		1,678,305
OFFICE & BUSINESS EQUIPMENT — 0.09%
Pitney Bowes Inc.
5.25%, 01/15/37	200	204,032
Xerox Corp.
6.75%, 12/15/39	150	177,094

		381,126
OIL & GAS — 7.34%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100	124,277
8.13%, 09/15/30	75	101,528

144	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Anadarko Finance Co.
7.50%, 05/01/31	$80	$105,647
Anadarko Petroleum Corp.
6.20%, 03/15/40	450	546,539
6.45%, 09/15/36	1,040	1,275,649
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	600	621,577
5.10%, 09/01/40 (Call 03/01/40)	185	200,624
6.00%, 01/15/37	981	1,185,406
BG Energy Capital PLC
5.13%, 10/15/41[a]	400	453,432
Burlington Resources Finance Co.
7.20%, 08/15/31	400	555,639
Canadian Natural Resources Ltd.
6.25%, 03/15/38	750	915,191
6.75%, 02/01/39	250	323,247
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	250	247,642
6.75%, 11/15/39	415	546,822
CNOOC Finance 2011 Ltd.
5.75%, 01/26/41[a]	200	244,678
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[a]	250	275,425
ConocoPhillips
5.90%, 10/15/32	100	126,470
5.90%, 05/15/38	400	517,053
6.50%, 02/01/39	355	488,190
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	126,782
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,242	1,706,810
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,100	1,089,971
5.60%, 07/15/41 (Call 01/15/41)	50	55,383
7.95%, 04/15/32	100	138,984

Security	Principal (000s)	Value

Devon Financing Corp. ULC
7.88%, 09/30/31	$297	$412,576
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	500	508,412
6.50%, 08/15/34	170	198,650
6.50%, 02/01/38	290	346,971
7.20%, 11/01/31	75	92,686
Eni USA Inc.
7.30%, 11/15/27	250	338,026
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	650	644,722
Global Marine Inc.
7.00%, 06/01/28	100	110,860
Hess Corp.
5.60%, 02/15/41	875	929,191
7.13%, 03/15/33	450	551,990
7.30%, 08/15/31	25	31,048
Marathon Oil Corp.
6.60%, 10/01/37	325	404,609
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	300	376,972
Motiva Enterprises LLC
6.85%, 01/15/40[a]	300	404,150
Murphy Oil Corp.
7.05%, 05/01/29	100	118,129
Nexen Inc.
6.40%, 05/15/37	384	486,335
7.50%, 07/30/39	175	250,793
7.88%, 03/15/32	400	568,890
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	550	664,782
8.00%, 04/01/27	100	139,564
Noble Holding International Ltd.
5.25%, 03/15/42	250	252,308
6.20%, 08/01/40	30	33,934
Petro-Canada
5.35%, 07/15/33	100	110,288
6.80%, 05/15/38	95	125,497

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

7.88%, 06/15/26	$100	$141,940
Phillips 66
5.88%, 05/01/42	515	612,516
PTT PCL
4.50%, 10/25/42[a]	400	380,622
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	250	309,209
Shell International Finance BV
5.50%, 03/25/40	350	439,125
6.38%, 12/15/38	1,117	1,543,897
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[a]	250	272,093
Statoil ASA
5.10%, 08/17/40	850	998,923
6.50%, 12/01/28[a]	100	132,830
6.80%, 01/15/28	75	101,910
7.15%, 01/15/29	100	140,247
7.75%, 06/15/23	50	71,482
Suncor Energy Inc.
5.95%, 12/01/34	150	180,938
6.50%, 06/15/38	1,225	1,577,575
6.85%, 06/01/39	75	100,582
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	270	307,562
Talisman Energy Inc.
6.25%, 02/01/38	275	307,681
7.25%, 10/15/27	200	250,105
Tosco Corp.
7.80%, 01/01/27	100	145,302
8.13%, 02/15/30	200	295,169
Total Capital International SA
2.70%, 01/25/23	200	200,682
Transocean Inc.
6.80%, 03/15/38	505	577,979
7.50%, 04/15/31	300	365,724
Valero Energy Corp.
6.63%, 06/15/37	317	389,033
7.50%, 04/15/32	650	833,563

Security	Principal (000s)	Value

XTO Energy Inc.
6.75%, 08/01/37	$100	$149,626

		30,900,664
OIL & GAS SERVICES — 0.91%
Baker Hughes Inc.
5.13%, 09/15/40	905	1,064,202
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	300	324,781
7.45%, 09/15/39	600	883,813
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	500	492,392
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	350	361,849
6.50%, 08/01/36	350	380,757
6.75%, 09/15/40	75	83,535
7.00%, 03/15/38	200	227,780

		3,819,109
PACKAGING & CONTAINERS — 0.04%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	150	170,727

		170,727
PHARMACEUTICALS — 4.01%
Abbott Laboratories
5.30%, 05/27/40	475	581,530
6.00%, 04/01/39	700	929,750
AbbVie Inc.
4.40%, 11/06/42[a]	825	838,993
AstraZeneca PLC
4.00%, 09/18/42	250	243,314
6.45%, 09/15/37	1,087	1,433,477
Bristol-Myers Squibb Co.
5.88%, 11/15/36	345	439,823
6.13%, 05/01/38	79	104,286
7.15%, 06/15/23	250	341,480
Cardinal Health Inc.
4.60%, 03/15/43	250	256,670

146	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Eli Lilly and Co.
5.50%, 03/15/27	$200	$250,679
5.55%, 03/15/37	775	952,767
6.77%, 01/01/36	50	69,126
Express Scripts Holding Co.
6.13%, 11/15/41	340	424,788
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	250	297,568
6.38%, 05/15/38	787	1,066,863
Johnson & Johnson
4.50%, 09/01/40	75	84,487
4.95%, 05/15/33	150	179,165
5.95%, 08/15/37	950	1,271,835
Mead Johnson Nutrition Co.
5.90%, 11/01/39	100	119,706
Merck & Co. Inc.
6.40%, 03/01/28	100	135,031
Pfizer Inc.
7.20%, 03/15/39	1,373	2,039,081
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	765	1,069,346
6.55%, 09/15/37	655	912,175
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	400	510,264
Watson Pharmaceuticals Inc.
4.63%, 10/01/42 (Call 04/01/42)	500	504,545
Wyeth LLC
5.95%, 04/01/37	380	489,798
6.00%, 02/15/36	300	386,446
6.45%, 02/01/24	150	199,675
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	500	502,973
4.70%, 02/01/43 (Call 08/01/42)[a]	250	256,117

		16,891,758

Security	Principal (000s)	Value

PIPELINES — 3.23%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	$30	$37,179
DCP Midstream LLC
8.13%, 08/16/30	250	322,739
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	375	496,871
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	175	183,479
Series B
7.50%, 04/15/38	500	628,166
Energy Transfer Partners LP
6.05%, 06/01/41 (Call 12/01/40)	110	121,519
6.50%, 02/01/42 (Call 08/01/41)	625	721,431
6.63%, 10/15/36	250	287,714
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	700	679,900
4.85%, 08/15/42 (Call 02/15/42)	150	153,104
5.70%, 02/15/42	600	679,069
5.95%, 02/01/41	235	275,174
6.13%, 10/15/39	60	70,780
7.55%, 04/15/38	100	136,271
Series D
6.88%, 03/01/33	100	126,359
Series H
6.65%, 10/15/34	100	124,583
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	950	965,070
3.95%, 09/01/22 (Call 06/01/22)	100	106,059
5.00%, 08/15/42 (Call 02/15/42)	250	254,305

SCHEDULES OF INVESTMENTS	147

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.80%, 03/15/35	$150	$170,078
6.38%, 03/01/41	350	421,605
6.95%, 01/15/38	892	1,129,205
7.40%, 03/15/31	100	128,881
7.75%, 03/15/32	100	134,134
ONEOK Inc.
6.00%, 06/15/35	150	166,598
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	475	552,684
6.65%, 10/01/36	100	121,774
6.85%, 10/15/37	50	62,530
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	150	164,136
6.65%, 01/15/37	75	96,506
Spectra Energy Capital LLC
7.50%, 09/15/38	100	135,681
Texas Eastern Transmission LP
7.00%, 07/15/32	100	134,783
TransCanada PipeLines Ltd.
4.45%, 08/01/42 (Call 02/01/42)	375	374,497
5.60%, 03/31/34	100	119,320
5.85%, 03/15/36	100	124,063
6.10%, 06/01/40	25	32,236
6.20%, 10/15/37	350	447,965
7.25%, 08/15/38	150	210,443
7.63%, 01/15/39	700	1,025,511
Williams Companies Inc. (The)
8.75%, 03/15/32	703	959,347
Williams Partners LP
6.30%, 04/15/40	450	531,943

		13,613,692
REAL ESTATE INVESTMENT TRUSTS — 0.45%
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	900	953,028
Camden Property Trust
4.88%, 06/15/23 (Call 03/15/23)	75	84,891

Security	Principal (000s)	Value

HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	$100	$130,402
Health Care REIT Inc.
5.13%, 03/15/43 (Call 09/15/42)	150	148,291
6.50%, 03/15/41 (Call 09/15/40)	100	118,934
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	350	472,941

		1,908,487
RETAIL — 4.09%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	350	426,660
6.13%, 09/15/39	225	283,831
6.25%, 06/01/27	250	324,003
CVS Pass-Through Trust
6.04%, 12/10/28	1,379	1,623,088
6.94%, 01/10/30	88	109,112
Darden Restaurants Inc.
6.80%, 10/15/37	80	92,639
Home Depot Inc. (The)
5.40%, 09/15/40 (Call 03/15/40)	100	121,181
5.88%, 12/16/36	435	551,708
5.95%, 04/01/41 (Call 10/01/40)	1,100	1,435,686
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	250	238,971
6.88%, 12/15/37	150	175,264
Lowe’s Companies Inc.
5.50%, 10/15/35	100	115,368
5.80%, 10/15/36	75	90,345
5.80%, 04/15/40 (Call 10/15/39)	710	867,999
6.50%, 03/15/29	100	124,521
6.88%, 02/15/28	50	64,337

148	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	$450	$432,486
4.30%, 02/15/43 (Call 08/15/42)	250	229,947
6.38%, 03/15/37	250	293,549
6.65%, 07/15/24	300	372,059
McDonald’s Corp.
3.70%, 02/15/42	250	245,716
6.30%, 10/15/37	200	271,292
6.30%, 03/01/38	300	409,084
Nordstrom Inc.
6.95%, 03/15/28	100	131,897
7.00%, 01/15/38	100	139,095
Target Corp.
4.00%, 07/01/42	750	733,727
6.50%, 10/15/37	600	811,765
7.00%, 07/15/31	100	135,612
7.00%, 01/15/38	550	784,206
Wal-Mart Stores Inc.
5.00%, 10/25/40	100	115,378
5.25%, 09/01/35	1,600	1,895,331
5.63%, 04/15/41	100	126,325
5.88%, 04/05/27	250	329,753
6.20%, 04/15/38	1,325	1,759,160
6.50%, 08/15/37	544	743,511
6.75%, 10/15/23	50	67,647
7.55%, 02/15/30	300	435,406
Yum! Brands Inc.
6.88%, 11/15/37	100	132,320

		17,239,979
SEMICONDUCTORS — 0.16%
Applied Materials Inc.
5.85%, 06/15/41	250	297,888
Intel Corp.
4.80%, 10/01/41	350	373,343

		671,231
SOFTWARE — 0.79%
Microsoft Corp.
4.50%, 10/01/40	550	599,740

Security	Principal (000s)	Value

5.20%, 06/01/39	$75	$89,838
5.30%, 02/08/41	250	306,870
Oracle Corp.
5.38%, 07/15/40	925	1,116,465
6.13%, 07/08/39	820	1,073,495
6.50%, 04/15/38	100	135,511

		3,321,919
TELECOMMUNICATIONS — 7.52%
Alltel Corp.
7.88%, 07/01/32	250	375,173
America Movil SAB de CV
4.38%, 07/16/42	400	381,350
6.13%, 03/30/40	800	962,677
6.38%, 03/01/35	425	521,392
AT&T Corp.
6.50%, 03/15/29	50	60,319
8.00%, 11/15/31	1,300	1,911,776
AT&T Inc.
4.35%, 06/15/45[a]	1,318	1,240,016
5.35%, 09/01/40	1,300	1,423,679
5.55%, 08/15/41	720	812,022
6.15%, 09/15/34	300	357,228
6.30%, 01/15/38	551	671,295
6.45%, 06/15/34	250	307,342
6.50%, 09/01/37	605	755,450
6.55%, 02/15/39	875	1,099,572
6.80%, 05/15/36	350	446,802
AT&T Mobility LLC
7.13%, 12/15/31	200	272,650
BellSouth Corp.
6.00%, 11/15/34	250	279,018
British Telecommunications PLC
9.63%, 12/15/30	925	1,436,946
Cisco Systems Inc.
5.50%, 01/15/40	825	1,003,070
5.90%, 02/15/39	444	561,913
Corning Inc.
4.70%, 03/15/37	75	75,886
5.75%, 08/15/40	40	46,726
7.25%, 08/15/36 (Call 08/15/26)	100	123,073

SCHEDULES OF INVESTMENTS	149

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]	$1,000	$1,018,301
8.75%, 06/15/30	719	1,039,286
9.25%, 06/01/32	100	155,336
France Telecom SA
5.38%, 01/13/42	250	267,900
8.50%, 03/01/31	870	1,240,553
Harris Corp.
6.15%, 12/15/40	100	117,696
Juniper Networks Inc.
5.95%, 03/15/41	575	643,014
Motorola Solutions Inc.
6.63%, 11/15/37	9	10,020
7.50%, 05/15/25	150	189,628
New Cingular Wireless Services Inc.
8.75%, 03/01/31	325	507,731
Pacific Bell Telephone Co.
7.38%, 07/15/43 (Call 07/15/13)	50	51,904
Qtel International Finance Ltd.
5.00%, 10/19/25[a]	200	221,750
Qwest Corp.
6.88%, 09/15/33 (Call 04/01/13)	325	324,187
7.13%, 11/15/43 (Call 11/15/13)	100	101,770
Rogers Communications Inc.
7.50%, 08/15/38	200	276,691
Royal KPN NV
8.38%, 10/01/30	375	495,038
Telecom Italia Capital SA
6.00%, 09/30/34	250	229,160
6.38%, 11/15/33	500	478,762
7.20%, 07/18/36	485	487,425
7.72%, 06/04/38	26	27,225
Telefonica Emisiones SAU
7.05%, 06/20/36	850	898,962
Telefonica Europe BV
8.25%, 09/15/30	137	160,145

Security	Principal (000s)	Value

United States Cellular Corp.
6.70%, 12/15/33	$150	$159,805
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	250	225,116
4.75%, 11/01/41	360	370,976
5.85%, 09/15/35	375	444,550
6.00%, 04/01/41	300	362,689
6.40%, 02/15/38	450	565,689
6.90%, 04/15/38	400	528,322
7.35%, 04/01/39	200	278,865
7.75%, 12/01/30	1,827	2,586,959
Verizon Florida LLC Series E
6.86%, 02/01/28	100	118,932
Verizon Global Funding Corp.
7.75%, 06/15/32	100	143,922
Verizon Maryland Inc. Series B
5.13%, 06/15/33	50	51,380
Verizon New England Inc.
7.88%, 11/15/29	100	130,153
Verizon New York Inc. Series B
7.38%, 04/01/32	100	128,134
Vodafone Group PLC
4.38%, 02/19/43	350	341,259
6.15%, 02/27/37	580	699,431
6.25%, 11/30/32	50	62,053
7.88%, 02/15/30	294	410,404

		31,676,498
TEXTILES — 0.03%
Cintas Corp. No. 2
6.15%, 08/15/36	100	122,782

		122,782
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
6.35%, 03/15/40	200	232,924

150	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	$150	$164,025

		396,949
TRANSPORTATION — 2.21%
Burlington Northern Santa Fe Corp.
4.38%, 09/01/42 (Call 03/01/42)	700	708,882
5.40%, 06/01/41 (Call 12/01/40)	250	289,819
5.75%, 05/01/40 (Call 11/01/39)	500	603,800
6.15%, 05/01/37	150	189,374
6.20%, 08/15/36	100	125,173
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	450	425,461
6.20%, 06/01/36	230	307,866
6.25%, 08/01/34	50	67,140
6.38%, 11/15/37	58	80,992
6.90%, 07/15/28	50	67,501
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	350	385,128
7.13%, 10/15/31	250	325,449
Con–way Inc.
6.70%, 05/01/34	100	105,376
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	250	235,034
4.75%, 05/30/42 (Call 11/30/41)	250	260,089
5.50%, 04/15/41 (Call 10/15/40)	70	80,755
6.00%, 10/01/36	200	241,068
6.22%, 04/30/40	375	468,759
FedEx Corp.
3.88%, 08/01/42	250	234,818
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[a]	250	300,375

Security	Principal (000s)	Value

Norfolk Southern Corp.
2.90%, 02/15/23[a]	$378	$376,539
4.84%, 10/01/41	353	385,969
5.59%, 05/17/25	100	121,850
5.64%, 05/17/29	100	117,987
6.00%, 05/23/2111	350	429,765
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	350	393,279
4.30%, 06/15/42 (Call 12/15/41)	550	562,074
6.63%, 02/01/29	267	358,015
United Parcel Service Inc.
6.20%, 01/15/38	677	913,083
8.38%, 04/01/30[c]	100	147,380

		9,308,800
WATER — 0.14%
American Water Capital Corp.
6.59%, 10/15/37	175	229,222
United Utilities PLC
6.88%, 08/15/28	150	174,559
Veolia Environnement SA
6.75%, 06/01/38	150	179,872

		583,653

TOTAL CORPORATE BONDS & NOTES
(Cost: $348,983,107)		358,668,254

FOREIGN AGENCY OBLIGATIONS[d] — 2.97%
BRAZIL — 0.34%
Petrobras International Finance Co.
6.75%, 01/27/41	725	836,485
6.88%, 01/20/40	500	581,953

		1,418,438
CANADA — 0.84%
British Columbia (Province of)
6.50%, 01/15/26	200	277,140
Hydro-Quebec
8.05%, 07/07/24	395	576,540
9.50%, 11/15/30	200	342,620

SCHEDULES OF INVESTMENTS	151

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Quebec (Province of)
7.13%, 02/09/24	$240	$332,259
7.50%, 07/15/23	100	140,160
7.50%, 09/15/29	1,255	1,887,574

		3,556,293
CHILE — 0.20%
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42[a]	400	380,147
6.15%, 10/24/36[a]	400	489,544

		869,691
INDONESIA — 0.21%
PT Pertamina (Persero) Tbk
6.00%, 05/03/42[a]	850	890,375

		890,375
ITALY — 0.07%
Lombardy (Region of)
5.80%, 10/25/32	305	284,553

		284,553
MEXICO — 0.74%
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,505	1,806,000
Petroleos Mexicanos
5.50%, 06/27/44	350	359,625
6.50%, 06/02/41	800	942,000

		3,107,625
RUSSIA — 0.31%
Gazprom OAO
7.29%, 08/16/37[a]	300	372,000
8.63%, 04/28/34[a]	450	624,937
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[a]	250	297,188

		1,294,125
SOUTH KOREA — 0.08%
Korea Gas Corp.
6.25%, 01/20/42[a]	250	327,264

		327,264

Security	Principal (000s)	Value

SUPRANATIONAL — 0.18%
Asian Development Bank
5.82%, 06/16/28	$250	$326,261
Inter-American Development Bank
3.88%, 10/28/41	390	418,771

		745,032

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $12,400,684)		12,493,396

FOREIGN GOVERNMENT OBLIGATIONS[d] — 10.32%

ARUBA — 0.06%
Aruba (Government of)
4.63%, 09/14/23[a]	250	258,000

		258,000

BRAZIL — 2.18%
Brazil (Federative Republic of)
2.63%, 01/05/23	900	868,500
7.13%, 01/20/37	1,255	1,772,687
8.25%, 01/20/34	1,600	2,484,000
8.75%, 02/04/25	425	658,750
8.88%, 04/15/24	500	771,250
10.13%, 05/15/27	986	1,723,035
11.00%, 08/17/40 (Call 08/17/15)	740	915,750

		9,193,972
CHILE — 0.06%
Chile (Republic of)
3.63%, 10/30/42	250	233,125

		233,125
COLOMBIA — 0.55%
Colombia (Republic of)
6.13%, 01/18/41	650	830,375
7.38%, 09/18/37	800	1,158,000
8.13%, 05/21/24	225	324,000

		2,312,375

152	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

INDONESIA — 0.73%
Indonesia (Republic of)
5.25%, 01/17/42[a]	$1,250	$1,354,688
7.75%, 01/17/38[a]	700	982,625
8.50%, 10/12/35[a]	500	743,750

		3,081,063
ISRAEL — 0.09%
Israel (State of)
4.00%, 06/30/22	350	378,000

		378,000
ITALY — 0.44%
Italy (Republic of)
5.38%, 06/15/33	862	876,602
6.88%, 09/27/23	850	976,225

		1,852,827
MEXICO — 1.57%
United Mexican States
4.75%, 03/08/44	1,000	1,050,000
5.75%, 10/12/49	750	831,000
6.05%, 01/11/40	740	925,000
6.75%, 09/27/34	1,825	2,454,625
7.50%, 04/08/33	402	577,875
8.00%, 09/24/22	100	138,000
8.30%, 08/15/31	425	655,562

		6,632,062
PANAMA — 0.59%
Panama (Republic of)
6.70%, 01/26/36	550	737,000
7.13%, 01/29/26	700	935,200
9.38%, 04/01/29	500	810,000

		2,482,200
PERU — 0.80%
Peru (Republic of)
5.63%, 11/18/50	400	479,400
6.55%, 03/14/37	170	231,200
7.35%, 07/21/25	700	987,000
8.75%, 11/21/33	1,000	1,655,000

		3,352,600

Security	Principal (000s)	Value

POLAND — 0.17%
Poland (Republic of)
3.00%, 03/17/23	$750	$730,268

		730,268
QATAR — 0.18%
Qatar (Kingdom of)
5.75%, 01/20/42[a]	200	242,000
6.40%, 01/20/40[a]	400	526,000

		768,000
RUSSIA — 2.34%
Russian Federation (The)
5.63%, 04/04/42[a]	1,400	1,627,500
7.50%, 03/31/30[a,c]	5,817	7,242,992
12.75%, 06/24/28[a]	500	976,250

		9,846,742
SOUTH AFRICA — 0.26%
South Africa (Republic of)
4.67%, 01/17/24	1,000	1,075,000

		1,075,000
URUGUAY — 0.30%
Uruguay (Republic of)
7.63%, 03/21/36	450	655,313
8.00%, 11/18/22	450	626,625

		1,281,938

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $42,846,685)		43,478,172

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[e,f]	1,197,317	1,197,317

		1,197,317

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,197,317)		1,197,317

SCHEDULES OF INVESTMENTS	153

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 28, 2013

Security	Value

TOTAL INVESTMENTS IN SECURITIES — 98.71%
(Cost: $405,427,793)	$415,837,139
Other Assets, Less Liabilities — 1.29%	5,416,888

NET ASSETS — 100.00%	$421,254,027

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	Affiliated issuer. See Note 2.

See notes to financial statements.

154	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2013

	iShares Barclays 1-3 Year Credit Bond Fund	iShares Barclays Intermediate Credit Bond Fund	iShares Barclays Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,440,206,460	$4,931,196,675	$1,292,374,943
Affiliated (Note 2)	523,464,584	348,856,841	86,458,690

Total cost of investments	$9,963,671,044	$5,280,053,516	$1,378,833,633

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,542,122,954	$5,195,792,199	$1,384,224,087
Affiliated (Note 2)	523,765,471	350,157,133	86,612,677

Total fair value of investments	10,065,888,425	5,545,949,332	1,470,836,764
Receivables:
Investment securities sold	23,945,453	2,012,893	7,861,858
Due from custodian (Note 4)	1,057,967	494,185	606,332
Interest	86,125,422	53,152,448	15,031,303
Capital shares sold	148,989,296	44,372,544	—

Total Assets	10,326,006,563	5,645,981,402	1,494,336,257

LIABILITIES
Payables:
Investment securities purchased	32,535,077	47,699,489	8,670,121
Collateral for securities on loan (Note 5)	447,226,364	311,182,475	75,660,830
Capital shares redeemed	170,367	1,233,230	—
Securities related to in-kind transactions (Note 4)	15,240,739	552,015	723,953
Investment advisory fees (Note 2)	1,487,534	809,620	225,082

Total Liabilities	496,660,081	361,476,829	85,279,986

NET ASSETS	$9,829,346,482	$5,284,504,573	$1,409,056,271

Net assets consist of:
Paid-in capital	$9,715,705,471	$5,007,836,958	$1,314,195,282
Undistributed net investment income	11,423,630	11,960,102	3,246,525
Accumulated net realized loss	—	(1,188,303)	(388,667)
Net unrealized appreciation	102,217,381	265,895,816	92,003,131

NET ASSETS	$9,829,346,482	$5,284,504,573	$1,409,056,271

Shares outstanding[b]	93,200,000	47,600,000	12,500,000

Net asset value per share	$105.47	$111.02	$112.72

[a]	Securities on loan with values of $416,933,713, $300,877,630 and $73,226,593, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	155

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2013

iShares 10+ Year Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$404,230,476
Affiliated (Note 2)	1,197,317

Total cost of investments	$405,427,793

Investments in securities, at fair value (Note 1):
Unaffiliated	$414,639,822
Affiliated (Note 2)	1,197,317

Total fair value of investments	415,837,139
Receivables:
Investment securities sold	1,592,442
Interest	5,605,363

Total Assets	423,034,944

LIABILITIES
Payables:
Investment securities purchased	1,533,336
Capital shares redeemed	181,544
Investment advisory fees (Note 2)	66,037

Total Liabilities	1,780,917

NET ASSETS	$421,254,027

Net assets consist of:
Paid-in capital	$408,934,860
Undistributed net investment income	1,570,622
Undistributed net realized gain	339,199
Net unrealized appreciation	10,409,346

NET ASSETS	$421,254,027

Shares outstanding[a]	6,900,000

Net asset value per share	$61.05

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

156	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2013

	iShares Barclays 1-3 Year Credit Bond Fund	iShares Barclays Intermediate Credit Bond Fund	iShares Barclays Credit Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$161,130,938	$169,167,472	$49,131,569
Interest — affiliated (Note 2)	467,873	777,665	94,197
Securities lending income — affiliated (Note 2)	910,265	663,191	145,643

Total investment income	162,509,076	170,608,328	49,371,409

EXPENSES
Investment advisory fees (Note 2)	18,988,483	10,366,969	2,687,456

Total expenses	18,988,483	10,366,969	2,687,456

Net investment income	143,520,593	160,241,359	46,683,953

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	4,395,910	4,022,400	590,629
Investments — affiliated (Note 2)	—	(113,309)	—
In-kind redemptions — unaffiliated	45,701,016	90,883,741	13,925,347
In-kind redemptions — affiliated (Note 2)	—	458,683	(681)

Net realized gain	50,096,926	95,251,515	14,515,295

Net change in unrealized appreciation/depreciation	9,301,969	16,590,413	13,125,778

Net realized and unrealized gain	59,398,895	111,841,928	27,641,073

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$202,919,488	$272,083,287	$74,325,026

See notes to financial statements.

FINANCIAL STATEMENTS	157

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2013

iShares 10+ Year Credit Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$14,626,293
Interest — affiliated (Note 2)	3,282

Total investment income	14,629,575

EXPENSES
Investment advisory fees (Note 2)	645,930

Total expenses	645,930

Net investment income	13,983,645

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	728,094
In-kind redemptions — unaffiliated	2,427,586

Net realized gain	3,155,680

Net change in unrealized appreciation/depreciation	1,715,253

Net realized and unrealized gain	4,870,933

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,854,578

See notes to financial statements.

158	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays 1-3 Year Credit Bond Fund		iShares Barclays Intermediate Credit Bond Fund
	Year ended February 28, 2013	Year ended February 29, 2012	Year ended February 28, 2013	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$143,520,593	$154,941,029	$160,241,359	$142,753,524
Net realized gain	50,096,926	37,819,309	95,251,515	24,064,726
Net change in unrealized appreciation/depreciation	9,301,969	(5,093,059)	16,590,413	93,374,186

Net increase in net assets resulting from operations	202,919,488	187,667,279	272,083,287	260,192,436

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(146,575,669)	(154,364,338)	(161,824,453)	(139,169,008)
From net realized gain	—	—	—	(1,552,081)

Total distributions to shareholders	(146,575,669)	(154,364,338)	(161,824,453)	(140,721,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,012,273,629	4,349,603,733	2,279,827,933	1,903,580,875
Cost of shares redeemed	(4,371,345,531)	(2,901,025,615)	(1,567,983,508)	(656,827,976)

Net increase in net assets from capital share transactions	640,928,098	1,448,578,118	711,844,425	1,246,752,899

INCREASE IN NET ASSETS	697,271,917	1,481,881,059	822,103,259	1,366,224,246

NET ASSETS
Beginning of year	9,132,074,565	7,650,193,506	4,462,401,314	3,096,177,068

End of year	$9,829,346,482	$9,132,074,565	$5,284,504,573	$4,462,401,314

Undistributed net investment income included in net assets at end of year	$11,423,630	$14,478,706	$11,960,102	$13,543,196

SHARES ISSUED AND REDEEMED
Shares sold	47,700,000	41,700,000	20,800,000	17,800,000
Shares redeemed	(41,600,000)	(27,800,000)	(14,200,000)	(6,100,000)

Net increase in shares outstanding	6,100,000	13,900,000	6,600,000	11,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	159

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Credit Bond Fund		iShares 10+ Year Credit Bond Fund
	Year ended February 28, 2013	Year ended February 29, 2012	Year ended February 28, 2013	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,683,953	$38,714,691	$13,983,645	$7,619,188
Net realized gain	14,515,295	10,553,893	3,155,680	7,437,091
Net change in unrealized appreciation/depreciation	13,125,778	40,939,614	1,715,253	8,543,328

Net increase in net assets resulting from operations	74,325,026	90,208,198	18,854,578	23,599,607

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,128,498)	(37,827,162)	(13,546,894)	(6,563,450)

Total distributions to shareholders	(47,128,498)	(37,827,162)	(13,546,894)	(6,563,450)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	491,016,982	581,458,910	256,067,970	328,213,378
Cost of shares redeemed	(278,721,769)	(226,770,694)	(36,512,518)	(169,872,222)

Net increase in net assets from capital share transactions	212,295,213	354,688,216	219,555,452	158,341,156

INCREASE IN NET ASSETS	239,491,741	407,069,252	224,863,136	175,377,313

NET ASSETS
Beginning of year	1,169,564,530	762,495,278	196,390,891	21,013,578

End of year	$1,409,056,271	$1,169,564,530	$421,254,027	$196,390,891

Undistributed net investment income included in net assets at end of year	$3,246,525	$3,691,070	$1,570,622	$1,133,871

SHARES ISSUED AND REDEEMED
Shares sold	4,400,000	5,400,000	4,200,000	5,800,000
Shares redeemed	(2,500,000)	(2,100,000)	(600,000)	(2,900,000)

Net increase in shares outstanding	1,900,000	3,300,000	3,600,000	2,900,000

See notes to financial statements.

160	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Credit Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$104.85	$104.51	$103.89	$97.31	$103.09

Income from investment operations:
Net investment income[a]	1.59	1.92	2.44	3.70	4.44
Net realized and unrealized gain (loss)[b]	0.66	0.36	0.73	6.66	(6.21)

Total from investment operations	2.25	2.28	3.17	10.36	(1.77)

Less distributions from:
Net investment income	(1.63)	(1.94)	(2.51)	(3.78)	(4.01)
Net realized gain	—	—	(0.04)	(0.00)[c]	—

Total distributions	(1.63)	(1.94)	(2.55)	(3.78)	(4.01)

Net asset value, end of year	$105.47	$104.85	$104.51	$103.89	$97.31

Total return	2.16%	2.19%	3.13%	10.84%	(1.74)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,829,346	$9,132,075	$7,650,194	$5,547,921	$1,158,031
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.51%	1.84%	2.34%	3.62%	4.50%
Portfolio turnover rate[d]	8%	8%	12%	23%	67%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	161

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Credit Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$108.84	$105.67	$103.50	$92.81	$102.10

Income from investment operations:
Net investment income[a]	3.40	3.97	4.36	4.98	5.03
Net realized and unrealized gain (loss)[b]	2.25	3.18	2.23	10.54	(9.75)

Total from investment operations	5.65	7.15	6.59	15.52	(4.72)

Less distributions from:
Net investment income	(3.47)	(3.94)	(4.33)	(4.83)	(4.57)
Net realized gain	—	(0.04)	(0.09)	—	—

Total distributions	(3.47)	(3.98)	(4.42)	(4.83)	(4.57)

Net asset value, end of year	$111.02	$108.84	$105.67	$103.50	$92.81

Total return	5.27%	6.90%	6.55%	17.13%	(4.72)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,284,505	$4,462,401	$3,096,177	$2,256,309	$649,643
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.09%	3.71%	4.14%	4.98%	5.28%
Portfolio turnover rate[c]	7%	9%	9%	21%	19%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

162	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Credit Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$110.34	$104.45	$101.84	$90.10	$100.82

Income from investment operations:
Net investment income[a]	3.89	4.45	4.75	5.14	5.24
Net realized and unrealized gain (loss)[b]	2.44	5.86	2.59	11.57	(11.05)

Total from investment operations	6.33	10.31	7.34	16.71	(5.81)

Less distributions from:
Net investment income	(3.95)	(4.42)	(4.70)	(4.97)	(4.91)
Net realized gain	—	—	(0.03)	—	—

Total distributions	(3.95)	(4.42)	(4.73)	(4.97)	(4.91)

Net asset value, end of year	$112.72	$110.34	$104.45	$101.84	$90.10

Total return	5.83%	10.11%	7.35%	19.00%	(5.91)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,409,056	$1,169,565	$762,495	$539,776	$207,231
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.47%	4.16%	4.55%	5.24%	5.63%
Portfolio turnover rate[c]	10%	11%	13%	29%	16%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	163

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Credit Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$59.51	$52.53	$50.60	$50.63

Income from investment operations:
Net investment income[b]	2.65	2.72	2.88	0.65
Net realized and unrealized gain (loss)[c]	1.59	6.88	1.85	(0.28)

Total from investment operations	4.24	9.60	4.73	0.37

Less distributions from:
Net investment income	(2.70)	(2.62)	(2.80)	(0.40)

Total distributions	(2.70)	(2.62)	(2.80)	(0.40)

Net asset value, end of period	$61.05	$59.51	$52.53	$50.60

Total return	7.22%	18.81%	9.62%	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$421,254	$196,391	$21,014	$10,120
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.33%	4.79%	5.47%	5.79%
Portfolio turnover rate[f]	10%	6%	37%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

164	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays 1-3 Year Credit	Diversified
Barclays Intermediate Credit	Diversified
Barclays Credit	Diversified
10+ Year Credit	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	165

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability

166	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

(such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Barclays 1-3 Year Credit
Assets:
Corporate Bonds & Notes	$—	$8,563,798,274	$—	$8,563,798,274
Foreign Agency Obligations	—	686,065,514	—	686,065,514
Foreign Government Obligations	—	289,758,240	—	289,758,240
Municipal Debt Obligations	—	33,587,674	—	33,587,674
U.S. Government & Agency Obligations	—	14,967,599	—	14,967,599
Money Market Funds	477,711,124	—	—	477,711,124

	$477,711,124	$9,588,177,301	$—	$10,065,888,425

Barclays Intermediate Credit
Assets:
Corporate Bonds & Notes	$—	$4,704,483,617	$—	$4,704,483,617
Foreign Agency Obligations	—	314,464,508	—	314,464,508
Foreign Government Obligations	—	173,088,488	—	173,088,488
Municipal Debt Obligations	—	25,011,128	—	25,011,128
Money Market Funds	328,901,591	—	—	328,901,591

	$328,901,591	$5,217,047,741	$—	$5,545,949,332

Barclays Credit
Assets:
Corporate Bonds & Notes	$—	$1,208,974,227	$—	$1,208,974,227
Foreign Agency Obligations	—	70,434,552	—	70,434,552
Foreign Government Obligations	—	59,648,711	—	59,648,711
Municipal Debt Obligations	—	48,435,370	—	48,435,370
Money Market Funds	83,343,904	—	—	83,343,904

	$83,343,904	$1,387,492,860	$—	$1,470,836,764

NOTES TO FINANCIAL STATEMENTS	167

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

10+ Year Credit
Assets:
Corporate Bonds & Notes	$—	$358,668,254	$—	$358,668,254
Foreign Agency Obligations	—	12,493,396	—	12,493,396
Foreign Government Obligations	—	43,478,172	—	43,478,172
Money Market Funds	1,197,317	—	—	1,197,317

	$1,197,317	$414,639,822	$—	$415,837,139

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

168	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays 1-3 Year Credit	$490,143
Barclays Intermediate Credit	357,103
Barclays Credit	78,423

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	169

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Barclays 1-3 Year Credit
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)	$—	$1,000	$—	$1,000	$1,002,877	$331	$—
PNC Funding Corp.
3.00%, 05/19/14	8,000	—	—	8,000	8,234,932	114,333	—
3.63%, 02/08/15	—	20,904	—	20,904	22,059,449	222,358	—
4.25%, 09/21/15	—	5,500	—	5,500	5,987,216	3,509	—
5.40%, 06/10/14	5,263	3,000	—	8,263	8,769,873	99,333	—

					$46,054,347	$439,864	$—

Barclays Intermediate Credit
PNC Bank N.A.
2.70%, 11/01/22	$—	$3,000	$(3,000)	$—	$—	$16,679	$(113,309)
2.95%, 01/30/23	—	3,000	—	3,000	2,990,105	2,502	—
4.88%, 09/21/17	—	340	—	340	387,080	7,492	—
5.25%, 01/15/17	—	290	—	290	328,967	6,690	—
6.00%, 12/07/17	—	1,000	—	1,000	1,190,855	23,542	—
PNC Funding Corp.
2.70%, 09/19/16	3,600	560	(2,067)	2,093	2,210,279	78,543	104,124
3.30%, 03/08/22	—	2,000	(138)	1,862	1,921,955	58,755	5,746
3.63%, 02/08/15	—	335	—	335	353,517	3,327	—
4.25%, 09/21/15	750	—	—	750	816,439	32,096	—
4.38%, 08/11/20	2,000	140	(148)	1,992	2,245,912	84,255	15,948
5.13%, 02/08/20	2,500	90	(179)	2,411	2,821,990	109,596	25,579
5.25%, 11/15/15	2,337	920	(1,300)	1,957	2,178,769	153,199	227,082
5.40%, 06/10/14	3,000	—	(1,300)	1,700	1,804,282	91,696	80,204
5.63%, 02/01/17	1,750	—	—	1,750	2,005,392	87,583	—

					$21,255,542	$755,955	$345,374

Barclays Credit
PNC Bank N.A.
0.80%, 01/28/16	$—	$500	$—	$500	$501,438	$101	$—
PNC Funding Corp.
3.30%, 03/08/22	—	1,210	(300)	910	939,301	24,296	(681)
3.63%, 02/08/15	500	—	—	500	527,637	15,919	—
4.25%, 09/21/15	200	—	—	200	217,717	8,559	—
5.13%, 02/08/20	925	—	—	925	1,082,680	40,187	—

					$3,268,773	$89,062	$(681)

170	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2013 were as follows:

iShares Bond Fund	Purchases	Sales
Barclays 1-3 Year Credit	$3,600,198,892	$710,865,895
Barclays Intermediate Credit	1,043,812,562	346,427,246
Barclays Credit	259,616,144	133,961,009
10+ Year Credit	117,186,866	32,707,018

In-kind transactions (see Note 4) for the year ended February 28, 2013 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays 1-3 Year Credit	$2,069,304,786	$4,283,234,962
Barclays Intermediate Credit	1,561,205,365	1,495,013,325
Barclays Credit	343,628,719	252,847,492
10+ Year Credit	171,906,002	35,320,078

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	171

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2013, attributable to the use of equalization and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Barclays 1-3 Year Credit	$46,915,238	$—	$(46,915,238)
Barclays Intermediate Credit	92,731,292	—	(92,731,292)
Barclays Credit	14,217,420	—	(14,217,420)
10+ Year Credit	2,527,315	—	(2,527,315)

172	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 28, 2013 and February 29, 2012 was as follows:

iShares Bond Fund	2013	2012
Barclays 1-3 Year Credit
Ordinary Income	$146,575,669	$154,364,338

Barclays Intermediate Credit
Long-term capital gain	$—	$1,552,081
Ordinary Income	161,824,453	139,169,008

	$161,824,453	$140,721,089

Barclays Credit
Ordinary Income	$47,128,498	$37,827,162

10+ Year Credit
Ordinary Income	$13,546,894	$6,563,450

As of February 28, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Barclays 1-3 Year Credit	$11,423,630	$—	$—	$102,217,381	$—	$113,641,011
Barclays Intermediate Credit	11,960,102	—	—	265,626,157	(918,644)	276,667,615
Barclays Credit	3,246,525	—	—	91,882,691	(268,227)	94,860,989
10+ Year Credit	1,808,310	167,202	—	10,343,655	—	12,319,167

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2014.

For the year ended February 28, 2013, the Funds utilized their capital loss carryforwards as follows:

iShares Bond Fund	Utilized
Barclays 1-3 Year Credit	$1,889,899
Barclays Intermediate Credit	503,829
Barclays Credit	54,894
10+ Year Credit	206,348

NOTES TO FINANCIAL STATEMENTS	173

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays1-3 Year Credit	$9,963,671,044	$104,424,149	$(2,206,768)	$102,217,381
Barclays Intermediate Credit	5,280,323,175	270,208,433	(4,582,276)	265,626,157
Barclays Credit	1,378,954,073	93,374,257	(1,491,566)	91,882,691
10+ Year Credit Bond	405,493,484	14,421,314	(4,077,659)	10,343,655

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

174	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Credit Bond Fund and iShares 10+ Year Credit Bond Fund (the “Funds”), at February 28, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	175

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended February 28, 2013:

iShares Bond Fund	Long-Term Capital Gain Dividends
Barclays 1-3 Year Credit	$1,288,067
Barclays Intermediate Credit	1,449,555
Barclays Credit	353,808

Under Section 871(k)(1)(C) of the Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2013:

iShares Bond Fund	Interest- Related Dividends
Barclays 1-3 Year Credit	$95,181,459
Barclays Intermediate Credit	119,827,209
Barclays Credit	32,943,559
Barclays 10+ Year Credit	10,000,002

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 28, 2013:

iShares Bond Fund	Federal Obligation Interest [a]
Barclays 1-3 Year Credit	$1,625,348
Barclays Intermediate Credit	1,292,401
Barclays Credit	215,895
Barclays 10+ Year Credit	8,953

[a]

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

176	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Barclays 1-3 Year Credit	$1.62267	$—	$0.00565	$1.62832	100%	—%	0%[a]		100%
Barclays Intermediate Credit	3.44628	—	0.02024	3.46652	99	—	1		100
Barclays Credit	3.88347	—	0.06836	3.95183	98	—	2		100
10 + Year Credit	2.69404	—	0.00147	2.69551	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	177

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Barclays 1-3 Year Credit Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	2	0.16%
Greater than 4.5% and Less than 5.0%	2	0.16
Greater than 4.0% and Less than 4.5%	12	0.95
Greater than 3.5% and Less than 4.0%	8	0.64
Greater than 3.0% and Less than 3.5%	32	2.54
Greater than 2.5% and Less than 3.0%	46	3.66
Greater than 2.0% and Less than 2.5%	65	5.17
Greater than 1.5% and Less than 2.0%	57	4.53
Greater than 1.0% and Less than 1.5%	62	4.93
Greater than 0.5% and Less than 1.0%	260	20.67
Between 0.5% and –0.5%	704	55.95
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	3	0.24
Less than –1.5%	4	0.32

	1,258	100.00%

178	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays Intermediate Credit Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	4	0.32
Greater than 4.5% and Less than 5.0%	5	0.40
Greater than 4.0% and Less than 4.5%	4	0.32
Greater than 3.5% and Less than 4.0%	14	1.11
Greater than 3.0% and Less than 3.5%	29	2.31
Greater than 2.5% and Less than 3.0%	26	2.07
Greater than 2.0% and Less than 2.5%	46	3.66
Greater than 1.5% and Less than 2.0%	81	6.44
Greater than 1.0% and Less than 1.5%	116	9.21
Greater than 0.5% and Less than 1.0%	341	27.10
Between 0.5% and –0.5%	577	45.86
Less than –0.5% and Greater than –1.0%	4	0.32
Less than –1.0% and Greater than –1.5%	4	0.32
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	2	0.16
Less than –3.0%	1	0.08

	1,258	100.00%

SUPPLEMENTAL INFORMATION	179

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays Credit Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	3	0.24%
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	2	0.16
Greater than 3.0% and Less than 3.5%	6	0.48
Greater than 2.5% and Less than 3.0%	39	3.10
Greater than 2.0% and Less than 2.5%	73	5.80
Greater than 1.5% and Less than 2.0%	79	6.28
Greater than 1.0% and Less than 1.5%	146	11.61
Greater than 0.5% and Less than 1.0%	406	32.27
Between 0.5% and –0.5%	489	38.86
Less than –0.5% and Greater than –1.0%	6	0.48
Less than –1.0% and Greater than –1.5%	3	0.24
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	2	0.16
Less than –2.5%	2	0.16

	1,258	100.00%

iShares Barclays 10+ Year Credit Bond Fund

Period Covered: January 1, 2010 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.13%
Greater than 2.5% and Less than 3.0%	6	0.80
Greater than 2.0% and Less than 2.5%	47	6.23
Greater than 1.5% and Less than 2.0%	76	10.08
Greater than 1.0% and Less than 1.5%	106	14.06
Greater than 0.5% and Less than 1.0%	272	36.07
Between 0.5% and –0.5%	240	31.83
Less than –0.5% and Greater than –1.0%	6	0.80

	754	100.00%

180	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of February 28, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	181

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

182	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	183

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

184	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	185

Notes:

186	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Go paperless. . .
It’s Fast, Convenient, and Timely!
To sign up today, go to www.icsdelivery.com

iS-AR-22-0213

FEBRUARY 28, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares Core Long-Term U.S. Bond ETF | ILTB | NYSE Arca
➢	iShares Core Total U.S. Bond Market ETF | AGG | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

BOND MARKET PERFORMANCE OVERVIEW

The U.S. bond market advanced broadly for the 12-month period ended February 28, 2013 (the “reporting period”). U.S. economic growth during the reporting period remained sluggish and uneven. Following a moderate 2.0% annual growth rate in the first quarter of 2012, the economy slowed in the second quarter, growing at an annual rate of 1.3%. The economy picked up steam in the third quarter, expanding at a 3.1% annual rate, before downshifting to a 0.1% annual growth rate in the final quarter of 2012. During the calendar year 2012, the U.S. economy grew by 2.2%, slightly higher than the 1.8% growth rate in 2011.

The key factors holding the economy in check during the reporting period included weaker consumer spending — retail sales increased by 4.5% for the reporting period, compared with an 8.1% increase for the prior 12 months — and a decline in government outlays. Both of these were influenced by continued deleveraging, as individuals sought to reduce their overall debt loads and the federal government attempted to lower its deficit spending.

On the positive side, the unemployment rate fell from 8.3% to a four-year low of 7.7% during the reporting period. The Federal Reserve (the U.S. central bank) announced in late 2012 that it would continue to keep its short-term interest rate target at its current level and maintain its economic stimulus efforts until the unemployment rate falls below 6.5% — a level last seen in October 2008. Other favorable economic data during the reporting period included a burgeoning recovery in the housing market and a decline in the inflation rate from 2.9% to 1.6%.

Additional factors influencing the bond market during the reporting period included the ongoing European sovereign debt crisis, central bank actions around the world to stimulate global economic growth, the U.S. presidential election, and a resolution to the “fiscal cliff” (expiring federal tax cuts and automatic government spending reductions that were slated to take effect at the beginning of 2013).

In this environment, interest rates declined modestly for the reporting period, contributing to the overall advance in the bond market. From a maturity perspective, longer-term bonds outperformed intermediate- and short-term securities. On a sector basis, corporate bonds were the best performers as investors continued to seek out higher yields in a low interest rate environment. Lower-quality corporate securities, which offered the highest yields, outpaced higher-rated corporate bonds for the reporting period.

U.S. Treasury bonds posted muted returns for the reporting period as yields — already near historically low levels — edged slightly lower. U.S. Treasury securities rallied throughout much of the first half of the reporting period amid slowing economic growth, flare-ups in Europe, and uncertainty regarding the outcome of the U.S. presidential election and the resolution of the fiscal cliff. However, the U.S. Treasury market gave back much of these gains late in the reporting period as economic activity improved and many uncertainties were resolved.

Mortgage-backed securities generated mixed results for the reporting period. Commercial mortgage-backed securities posted strong gains as investors were attracted to their combination of higher yields and solid credit quality. Residential mortgage-backed securities underperformed during the reporting period; the Federal Reserve’s continued purchases in the mortgage market to hold down mortgage rates sparked increased refinancing activity and prepayments, which weighed on the performance of residential mortgage-backed securities.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE LONG-TERM U.S. BOND ETF

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.38%	5.81%	5.88%	10.91%	10.80%	11.27%	39.66%	39.22%	41.16%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Index performance through October 22, 2012 reflects the performance of the BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 reflects the performance of the Barclays U.S. Long Government/Credit Bond Index.

Total returns for the period since inception are calculated from the inception date of the Fund (12/8/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/9/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

The iShares Core Long-Term U.S. Bond ETF (the “Fund”), formerly the iShares 10+ Year Government/Credit Bond Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Long Government/Credit Bond Index (the “Index”). The Index includes publicly-issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 5.38%, net of fees, while the total return for the Index was 5.88%*.

*	Index performance through October 22, 2012 reflects the performance of the BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 reflects the performance of the Barclays U.S. Long Government/Credit Bond Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	35.63%
Financial	8.52
Communications	7.85
Consumer Non-Cyclical	7.59
Municipal Debt Obligations	6.97
Energy	6.36
Utilities	5.85
Foreign Government Obligations	4.00
Industrial	3.78
Consumer Cyclical	3.30
U.S. Government Agency Obligations	3.15
Basic Materials	2.42
Foreign Agency Obligations	1.61
Technology	0.99
Multi-National	0.15
Short-Term and Other Net Assets	1.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

U.S. Treasury Bonds, 3.13%, 11/15/41	6.02%
U.S. Treasury Bonds, 3.50%, 02/15/39	4.75
U.S. Treasury Bonds, 2.75%, 08/15/42	2.19
U.S. Treasury Bonds, 2.75%, 11/15/42	2.13
U.S. Treasury Bonds, 4.25%, 11/15/40	1.93
U.S. Treasury Bonds, 3.13%, 02/15/42	1.79
U.S. Treasury Bonds, 4.50%, 02/15/36	1.70
U.S. Treasury Bonds, 5.25%, 02/15/29	1.31
U.S. Treasury Bonds, 6.88%, 08/15/25	1.22
U.S. Treasury Bonds, 6.75%, 08/15/26	1.08

TOTAL	24.12%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.02%	2.97%	3.12%	5.30%	5.24%	5.52%	5.00%	5.00%	5.21%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.02%	2.97%	3.12%	29.43%	29.08%	30.84%	58.43%	58.48%	61.48%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

The iShares Core Total U.S. Bond Market ETF (the “Fund”), formerly the iShares Barclays Aggregate Bond Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Aggregate Bond Index (the “Index”). The Index measures the performance of the total U.S. investment grade bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 3.02%, net of fees, while the total return for the Index was 3.12%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	36.60%
Mortgage-Backed Securities	31.16
Financial	8.05
U.S. Government Agency Obligations	4.98
Consumer Non-Cyclical	3.34
Communications	2.65
Energy	2.29
Utilities	1.68
Industrial	1.52
Foreign Agency Obligations	1.23
Foreign Government Obligations	1.18
Basic Materials	1.17
Multi-National	1.09
Consumer Cyclical	1.02
Municipal Debt Obligations	1.00
Technology	0.78
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.75%, 05/15/14	3.07%
U.S. Treasury Notes, 7.50%, 11/15/16	2.38
U.S. Treasury Notes, 3.63%, 02/15/20	2.02
U.S. Treasury Notes, 3.13%, 08/31/13	1.64
U.S. Treasury Notes, 1.00%, 03/31/17	1.60
U.S. Treasury Notes, 8.13%, 08/15/19	1.60
U.S. Treasury Bonds, 7.63%, 02/15/25	1.54
U.S. Treasury Bonds, 4.63%, 02/15/40	1.44
U.S. Treasury Notes, 2.38%, 09/30/14	1.12
U.S. Treasury Notes, 1.88%, 10/31/17	1.00

TOTAL	17.41%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Core ETF	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Long-Term U.S. Bond
Actual	$1,000.00	$975.80	0.14%	$0.69
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.14	0.70
Total U.S. Bond Market
Actual	1,000.00	1,001.60	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 46.81%

AEROSPACE & DEFENSE — 0.97%
Boeing Co. (The)
6.88%, 03/15/39	$82	$116,056
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	82	75,274
Lockheed Martin Corp.
4.07%, 12/15/42[a]	142	131,400
Northrop Grumman Systems Corp.
7.75%, 02/15/31	62	87,513
Raytheon Co.
4.88%, 10/15/40	67	74,248
United Technologies Corp.
3.10%, 06/01/22	200	208,363
5.70%, 04/15/40	87	109,511
6.05%, 06/01/36	97	123,318
6.13%, 07/15/38	80	104,510

		1,030,193
AGRICULTURE — 0.65%
Altria Group Inc.
9.95%, 11/10/38	82	135,695
10.20%, 02/06/39	69	116,232
Archer-Daniels-Midland Co.
4.02%, 04/16/43	82	77,970
4.54%, 03/26/42	32	32,925
5.38%, 09/15/35	57	66,161
Lorillard Tobacco Co.
7.00%, 08/04/41	25	30,117
Philip Morris International Inc.
4.50%, 03/20/42	82	84,585
6.38%, 05/16/38	75	97,303
Reynolds American Inc.
7.25%, 06/15/37	32	41,578

		682,566
AIRLINES — 0.11%
Continental Airlines Inc. 2012-1 Pass Through Trust
Class A
4.15%, 10/11/25	32	33,200

Security	Principal (000s)	Value

Continental Airlines Inc. 2012-2 Pass Through Trust
Class A
4.00%, 04/29/26	$82	$85,075

		118,275
APPAREL — 0.04%
VF Corp.
6.45%, 11/01/37	32	42,345

		42,345
AUTO MANUFACTURERS — 0.36%
Daimler Finance North America LLC
8.50%, 01/18/31	82	126,590
Ford Motor Co.
7.45%, 07/16/31	200	256,493

		383,083
AUTO PARTS & EQUIPMENT — 0.09%
Johnson Controls Inc.
5.25%, 12/01/41 (Call 06/01/41)	82	90,256

		90,256
BANKS — 3.98%
Bank of America Corp.
5.88%, 02/07/42	85	102,881
Bank One Corp.
7.63%, 10/15/26	105	143,485
Citigroup Inc.
6.13%, 08/25/36	400	452,272
6.88%, 03/05/38	247	327,371
8.13%, 07/15/39	100	149,262
Fifth Third Bancorp
8.25%, 03/01/38	25	34,893
Goldman Sachs Group Inc. (The)
6.25%, 02/01/41	125	151,419
6.45%, 05/01/36	245	268,158
6.75%, 10/01/37	210	240,216
HSBC Holdings PLC
6.10%, 01/14/42	120	154,129
6.50%, 09/15/37	500	625,259
6.80%, 06/01/38	100	129,806

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

J.P. Morgan Chase & Co.
5.60%, 07/15/41	$100	$121,025
6.40%, 05/15/38	135	175,654
KfW
0.00%, 06/29/37	222	95,563
LBBW
7.63%, 02/01/23	60	78,447
Morgan Stanley
6.38%, 07/24/42	82	99,140
Rabobank Nederland
5.25%, 05/24/41	105	119,181
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	275	368,011
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	180	203,632
Wells Fargo Capital X
5.95%, 12/01/86	160	162,800

		4,202,604
BEVERAGES — 0.82%
Anheuser-Busch InBev Worldwide Inc.
2.63%, 01/17/23	200	197,191
3.75%, 07/15/42	82	76,609
6.38%, 01/15/40	62	82,274
8.20%, 01/15/39	100	158,592
Diageo Capital PLC
5.88%, 09/30/36	25	30,550
Diageo Investment Corp.
4.25%, 05/11/42	25	25,511
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	25	35,277
Molson Coors Brewing Co.
5.00%, 05/01/42	67	71,516
PepsiCo Inc.
5.50%, 01/15/40	155	189,886

		867,406
BIOTECHNOLOGY — 0.57%
Amgen Inc.
3.88%, 11/15/21 (Call 08/15/21)	100	108,526
5.15%, 11/15/41 (Call 05/15/41)	130	142,232
5.65%, 06/15/42 (Call 12/15/41)	25	28,938
6.40%, 02/01/39	180	225,295

Security	Principal (000s)	Value

Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	$80	$97,431

		602,422
BUILDING MATERIALS — 0.03%
Owens Corning Inc.
7.00%, 12/01/36	25	28,456

		28,456
CHEMICALS — 0.71%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	25	28,468
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	32	34,477
7.38%, 11/01/29	82	108,295
9.40%, 05/15/39	92	145,112
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	82	93,598
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	32	33,289
Ecolab Inc.
5.50%, 12/08/41	67	78,365
Monsanto Co.
5.50%, 08/15/25	82	103,580
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	82	96,117
PPG Industries Inc.
5.50%, 11/15/40	25	28,295

		749,596
COMMERCIAL SERVICES — 0.24%
ADT Corp. (The)
4.88%, 07/15/42[a]	82	77,903
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	52	60,580
SAIC Inc.
Series 1
5.95%, 12/01/40	82	85,317
Western Union Co. (The)
6.20%, 11/17/36	32	31,766

		255,566

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

COMPUTERS — 0.39%
Dell Inc.
6.50%, 04/15/38	$67	$61,975
Hewlett-Packard Co.
6.00%, 09/15/41	82	82,686
International Business Machines Corp.
4.00%, 06/20/42	137	139,168
5.60%, 11/30/39	104	131,399

		415,228
COSMETICS & PERSONAL CARE — 0.19%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	32	29,520
Procter & Gamble Co. (The)
5.55%, 03/05/37	40	50,897
5.80%, 08/15/34	90	116,893

		197,310
DIVERSIFIED FINANCIAL SERVICES — 1.73%
Credit Suisse (USA) Inc.
7.13%, 07/15/32	47	65,809
General Electric Capital Corp.
5.88%, 01/14/38	175	205,572
6.15%, 08/07/37	460	559,447
Series A
6.75%, 03/15/32	216	275,810
Goldman Sachs Capital I
6.35%, 02/15/34	228	237,120
Jefferies Group Inc.
6.25%, 01/15/36	55	56,100
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	225	306,690
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	82	122,390

		1,828,938
ELECTRIC — 5.61%
Alabama Power Co.
6.00%, 03/01/39	80	103,275
Appalachian Power Co.
7.00%, 04/01/38	87	116,947

Security	Principal (000s)	Value

Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	$82	$87,080
Baltimore Gas & Electric Co.
6.35%, 10/01/36	82	107,360
Bruce Mansfield Unit
6.85%, 06/01/34	28	30,339
Carolina Power & Light Co.
4.10%, 05/15/42 (Call 11/15/41)	77	78,588
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	105	98,976
Commonwealth Edison Co.
6.45%, 01/15/38	32	43,296
Consolidated Edison Co. of New York Inc.
Series 08-B
6.75%, 04/01/38	110	153,052
Series 12-A
4.20%, 03/15/42	82	84,965
Detroit Edison Co. (The)
3.95%, 06/15/42 (Call 12/15/41)	105	105,924
Dominion Resources Inc.
Series C
4.90%, 08/01/41 (Call 02/01/41)	80	88,832
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	155	156,099
4.25%, 12/15/41 (Call 06/15/41)	25	26,101
6.10%, 06/01/37	103	128,783
Duke Energy Indiana Inc.
6.12%, 10/15/35	82	95,475
Entergy Mississippi Inc.
3.10%, 07/01/23 (Call 04/01/23)	105	105,102
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	144	156,203
6.25%, 10/01/39	82	95,923
FirstEnergy Corp.
Series C
7.38%, 11/15/31	139	164,508
FirstEnergy Solutions Corp.
6.80%, 08/15/39	87	102,549

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	$42	$43,018
5.63%, 04/01/34	205	253,526
5.95%, 02/01/38	32	41,732
Georgia Power Co.
4.30%, 03/15/42	130	134,420
Interstate Power & Light Co.
6.25%, 07/15/39	25	32,841
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	62	69,238
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	80	95,441
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	281	352,301
6.50%, 09/15/37	80	104,788
Nevada Power Co.
Series R
6.75%, 07/01/37	100	135,643
Nisource Finance Corp.
5.95%, 06/15/41 (Call 12/15/40)	62	70,773
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	82	75,687
6.20%, 07/01/37	42	56,058
Oglethorpe Power Corp.
5.25%, 09/01/50	57	64,051
Ohio Edison Co.
6.88%, 07/15/36	25	32,413
Ohio Power Co.
Series F
5.85%, 10/01/35	57	68,673
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	125	140,407
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	105	99,287
4.45%, 04/15/42 (Call 10/15/41)	32	33,844
5.80%, 03/01/37	80	99,257
6.05%, 03/01/34	78	99,812
Potomac Electric Power Co.
6.50%, 11/15/37	40	55,142
PSEG Power LLC
8.63%, 04/15/31	125	181,291

Security	Principal (000s)	Value

Public Service Co. of Colorado
6.25%, 09/01/37	$55	$73,913
Public Service Electric & Gas Co.
3.80%, 01/01/43 (Call 07/01/42)	82	81,587
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	25	26,786
5.64%, 04/15/41 (Call 10/15/40)	62	77,571
5.80%, 03/15/40	25	31,844
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	80	86,371
6.13%, 09/15/37	86	115,572
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	57	60,182
6.05%, 01/15/38	32	41,030
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	82	84,412
5.50%, 03/15/40	72	89,627
5.75%, 04/01/35	82	103,210
Series 08-A
5.95%, 02/01/38	47	61,029
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	105	104,481
8.45%, 03/15/39	25	40,831
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	82	83,748
8.88%, 11/15/38	82	139,472
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	82	84,629
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	82	78,983

		5,934,298
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
6.13%, 04/15/39	25	33,766
Legrand France SA
8.50%, 02/15/25	25	33,020

		66,786
ELECTRONICS — 0.20%
Honeywell International Inc.
5.38%, 03/01/41	92	113,934
5.70%, 03/15/37	25	31,711

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

Koninklijke Philips Electronics NV
6.88%, 03/11/38	$45	$60,465

		206,110
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance (USA) Inc.
4.38%, 05/08/42	67	70,250

		70,250
ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	57	66,760
6.20%, 03/01/40	67	82,775
Waste Management Inc.
6.13%, 11/30/39	67	83,121
7.00%, 07/15/28	32	42,773

		275,429
FOOD — 1.28%
Campbell Soup Co.
3.80%, 08/02/42	32	28,564
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	205	204,332
6.63%, 08/15/39[a]	25	30,886
8.25%, 09/15/30	57	76,774
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	80	77,211
General Mills Inc.
5.40%, 06/15/40	25	29,577
Kellogg Co.
Series B
7.45%, 04/01/31	62	82,535
Kraft Foods Group Inc.
5.00%, 06/04/42	105	113,332
6.88%, 01/26/39	82	108,422
Kraft Foods Inc.
6.50%, 02/09/40	77	100,053
6.88%, 02/01/38	96	128,910
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	77	82,660
6.90%, 04/15/38	32	40,866
Safeway Inc.
7.25%, 02/01/31	25	27,277

Security	Principal (000s)	Value

Sysco Corp.
5.38%, 09/21/35	$97	$114,949
Unilever Capital Corp.
5.90%, 11/15/32	80	107,734

		1,354,082
FOREST PRODUCTS & PAPER — 0.27%
Georgia-Pacific LLC
7.75%, 11/15/29	47	63,138
8.00%, 01/15/24	57	79,031
International Paper Co.
7.30%, 11/15/39	82	107,730
Westvaco Corp.
8.20%, 01/15/30	32	39,564

		289,463
GAS — 0.23%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	62	78,312
Sempra Energy
6.00%, 10/15/39	10	12,424
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	105	103,547
Southern Union Co.
7.60%, 02/01/24	42	54,021

		248,304
HAND & MACHINE TOOLS — 0.09%
Stanley Black & Decker Inc.
5.20%, 09/01/40	82	92,283

		92,283
HEALTH CARE — PRODUCTS — 0.31%
Baxter International Inc.
3.65%, 08/15/42	32	29,765
6.25%, 12/01/37	25	33,031
Becton, Dickinson and Co.
5.00%, 11/12/40	25	28,216
Boston Scientific Corp.
7.38%, 01/15/40	25	33,230
Covidien International Finance SA
6.55%, 10/15/37	67	90,903

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

Medtronic Inc.
4.50%, 03/15/42 (Call 09/15/41)	$105	$114,668

		329,813
HEALTH CARE — SERVICES — 1.15%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	82	78,821
4.50%, 05/15/42 (Call 11/15/41)	62	62,414
6.63%, 06/15/36	32	41,700
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	25	28,235
6.15%, 11/15/36	97	117,622
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	82	77,764
Quest Diagnostics Inc.
5.75%, 01/30/40	67	71,709
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	205	201,684
4.38%, 03/15/42 (Call 09/15/41)	95	96,038
5.80%, 03/15/36	52	61,561
6.88%, 02/15/38	62	82,708
WellPoint Inc.
4.63%, 05/15/42	97	97,248
4.65%, 01/15/43	82	81,861
6.38%, 06/15/37	92	114,038

		1,213,403
HOUSEHOLD PRODUCTS & WARES — 0.10%
Kimberly-Clark Corp.
5.30%, 03/01/41	57	69,319
6.63%, 08/01/37	25	35,125

		104,444
INSURANCE — 2.44%
ACE Capital Trust II
9.70%, 04/01/30	67	98,724
Aflac Inc.
6.45%, 08/15/40	82	102,835
Allstate Corp. (The)
5.20%, 01/15/42	32	37,272
5.95%, 04/01/36	55	69,243
6.90%, 05/15/38	90	126,516

Security	Principal (000s)	Value

American International Group Inc.
6.25%, 05/01/36	$120	$149,841
6.82%, 11/15/37	150	195,946
8.18%, 05/15/68 (Call 05/15/38)[b]	62	81,530
Aon Corp.
8.21%, 01/01/27	100	127,207
AXA SA
8.60%, 12/15/30	82	104,140
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	67	79,877
Chubb Corp. (The)
6.00%, 05/11/37	72	92,099
Cincinnati Financial Corp.
6.92%, 05/15/28	25	31,645
GE Global Insurance Holding Corp.
7.00%, 02/15/26	25	32,118
Hartford Financial Services Group Inc.
6.63%, 04/15/42	92	118,905
Lincoln National Corp.
7.00%, 06/15/40	52	68,730
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	72	83,977
MetLife Inc.
4.13%, 08/13/42	105	100,114
6.40%, 12/15/36 (Call 12/15/31)	115	125,350
Principal Financial Group Inc.
3.13%, 05/15/23	105	104,874
4.35%, 05/15/43	82	81,198
6.05%, 10/15/36	25	30,773
Prudential Financial Inc.
5.63%, 05/12/41	82	92,959
5.70%, 12/14/36	57	64,852
Series B
5.75%, 07/15/33	57	64,719
Series D
6.63%, 12/01/37	82	104,112
Travelers Companies Inc. (The)
5.35%, 11/01/40	85	103,628
6.25%, 06/15/37	57	75,641

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

XL Group PLC
6.25%, 05/15/27	$25	$29,879

		2,578,704
INTERNET — 0.07%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	82	75,244

		75,244
IRON & STEEL — 0.03%
Cliffs Natural Resources Inc.
6.25%, 10/01/40	32	31,467

		31,467
MACHINERY — 0.34%
Caterpillar Inc.
3.80%, 08/15/42	148	141,532
5.20%, 05/27/41	25	29,769
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	82	81,875
5.38%, 10/16/29	82	101,739

		354,915
MANUFACTURING — 0.38%
3M Co.
5.70%, 03/15/37	47	62,709
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	47	57,696
General Electric Co.
4.13%, 10/09/42	105	104,754
Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)	85	95,024
Turlock Corp.
4.00%, 11/02/32[a]	80	79,905

		400,088
MEDIA — 3.66%
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	82	80,007
5.50%, 05/15/33	82	83,924
CC Holdings GS V LLC
3.85%, 04/15/23[a]	155	155,783
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	145	218,769

Security	Principal (000s)	Value

Comcast Corp.
4.65%, 07/15/42	$245	$257,590
6.40%, 05/15/38	165	212,298
6.95%, 08/15/37	105	142,360
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	115	110,666
6.00%, 08/15/40 (Call 05/15/40)	140	145,600
Discovery Communications LLC
6.35%, 06/01/40	115	139,158
Grupo Televisa SAB
6.63%, 01/15/40	77	96,604
Historic TW Inc.
6.63%, 05/15/29	80	99,524
9.15%, 02/01/23	82	115,143
NBCUniversal Media LLC
5.95%, 04/01/41	215	264,075
News America Inc.
6.15%, 02/15/41	230	279,185
6.65%, 11/15/37	42	52,190
6.90%, 08/15/39	80	103,030
Thomson Reuters Corp.
5.85%, 04/15/40	25	29,558
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	195	175,629
6.75%, 06/15/39	95	112,758
7.30%, 07/01/38	85	106,612
Time Warner Entertainment Co. LP
8.38%, 07/15/33	129	181,954
Time Warner Inc.
6.20%, 03/15/40	155	184,001
7.63%, 04/15/31	84	113,637
7.70%, 05/01/32	82	112,737
Viacom Inc.
4.50%, 02/27/42	25	23,800
6.88%, 04/30/36	92	116,115
7.88%, 07/30/30	47	63,193
Walt Disney Co. (The)
7.00%, 03/01/32	47	66,753

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

Series E
4.13%, 12/01/41	$25	$25,709

		3,868,362
MINING — 1.41%
Alcoa Inc.
5.90%, 02/01/27	57	59,259
5.95%, 02/01/37	25	24,658
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	57	63,046
Barrick North America Finance LLC
5.70%, 05/30/41	82	87,792
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	82	83,627
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	79	77,156
6.25%, 10/01/39	67	77,834
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	32	36,925
7.13%, 07/15/28	110	150,125
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (Call 09/22/41)	57	61,743
Southern Copper Corp.
5.25%, 11/08/42	105	101,640
6.75%, 04/16/40	35	40,423
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	72	72,067
5.40%, 02/01/43 (Call 08/01/42)	82	81,893
6.13%, 10/01/35	25	27,318
6.25%, 07/15/41 (Call 01/15/41)	87	95,467
Vale Overseas Ltd.
6.88%, 11/21/36	97	114,421
6.88%, 11/10/39	200	237,324

		1,492,718
MULTI-NATIONAL — 0.15%
European Investment Bank
4.88%, 02/15/36	50	59,773
International Bank for Reconstruction and Development
4.75%, 02/15/35	82	100,730

		160,503

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.02%
Pitney Bowes Inc.
5.25%, 01/15/37	$25	$25,525

		25,525
OIL & GAS — 3.98%
Anadarko Finance Co.
7.50%, 05/01/31	77	101,911
Anadarko Petroleum Corp.
6.20%, 03/15/40	90	108,834
6.45%, 09/15/36	90	110,680
Apache Corp.
2.63%, 01/15/23	155	149,948
5.10%, 09/01/40 (Call 03/01/40)	82	88,454
6.00%, 01/15/37	32	38,561
Canadian Natural Resources Ltd.
6.25%, 03/15/38	85	103,290
7.20%, 01/15/32	57	75,052
Cenovus Energy Inc.
6.75%, 11/15/39	82	106,684
Conoco Funding Co.
7.25%, 10/15/31	155	223,054
ConocoPhillips
5.90%, 05/15/38	100	128,324
6.50%, 02/01/39	82	112,926
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	82	81,245
5.60%, 07/15/41 (Call 01/15/41)	77	85,034
Devon Financing Corp. ULC
7.88%, 09/30/31	56	77,365
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	25	31,403
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	57	57,346
6.50%, 08/15/34	32	37,209
6.50%, 02/01/38	77	90,906
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	82	81,116
Hess Corp.
7.13%, 03/15/33	25	30,560
7.30%, 08/15/31	72	88,737

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

Husky Energy Inc.
6.80%, 09/15/37	$25	$32,212
Marathon Oil Corp.
6.60%, 10/01/37	57	70,865
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	97	121,536
Murphy Oil Corp.
5.13%, 12/01/42 (Call 06/01/42)	82	76,286
Nexen Inc.
6.40%, 05/15/37	160	200,991
7.50%, 07/30/39	25	35,533
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	80	95,277
Noble Holding International Ltd.
6.20%, 08/01/40	82	92,491
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	82	82,290
Petro-Canada
6.80%, 05/15/38	37	48,944
Phillips 66
5.88%, 05/01/42	82	97,521
Shell International Finance BV
5.50%, 03/25/40	92	115,422
6.38%, 12/15/38	97	133,680
Statoil ASA
4.25%, 11/23/41	105	109,480
7.25%, 09/23/27	75	104,156
Suncor Energy Inc.
6.50%, 06/15/38	42	54,012
6.85%, 06/01/39	57	76,121
7.15%, 02/01/32	67	88,338
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	32	33,340
6.25%, 02/01/38	72	80,659
Total Capital Canada Ltd.
2.75%, 07/15/23	105	105,674
Transocean Inc.
6.80%, 03/15/38	67	76,973
7.50%, 04/15/31	67	79,844

Security	Principal (000s)	Value

Valero Energy Corp.
6.63%, 06/15/37	$82	$100,233
10.50%, 03/15/39	57	90,270

		4,210,787
OIL & GAS SERVICES — 0.55%
Baker Hughes Inc.
5.13%, 09/15/40	75	87,499
Cameron International Corp.
5.95%, 06/01/41 (Call 12/01/40)	25	30,538
Halliburton Co.
6.70%, 09/15/38	77	105,348
7.45%, 09/15/39	61	89,853
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	82	80,465
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	82	85,006
6.50%, 08/01/36	32	34,724
6.75%, 09/15/40	62	68,418

		581,851
PACKAGING & CONTAINERS — 0.02%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	15	17,128

		17,128
PHARMACEUTICALS — 2.28%
Abbott Laboratories
5.30%, 05/27/40	82	100,229
6.15%, 11/30/37	92	123,618
AbbVie Inc.
4.40%, 11/06/42[a]	80	80,544
AstraZeneca PLC
6.45%, 09/15/37	158	206,350
Bristol-Myers Squibb Co.
3.25%, 08/01/42	72	63,752
5.88%, 11/15/36	93	118,558
Eli Lilly and Co.
5.50%, 03/15/27	32	39,906
5.55%, 03/15/37	82	100,661
Express Scripts Holding Co.
6.13%, 11/15/41	82	101,679
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	130	174,724

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

Johnson & Johnson
5.85%, 07/15/38	$87	$114,870
McKesson Corp.
6.00%, 03/01/41 (Call 09/01/40)	57	72,993
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	105	99,351
6.40%, 03/01/28	82	109,129
Pfizer Inc.
7.20%, 03/15/39	166	245,831
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	38	52,576
6.55%, 09/15/37	80	111,566
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	57	72,382
Wyeth LLC
5.95%, 04/01/37	247	318,361
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	105	105,989

		2,413,069
PIPELINES — 1.82%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	25	30,925
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	32	41,829
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	82	85,443
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	105	104,927
6.50%, 02/01/42 (Call 08/01/41)	175	201,709
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	82	79,380
4.85%, 08/15/42 (Call 02/15/42)	77	78,587
6.45%, 09/01/40	97	118,254
7.55%, 04/15/38	82	111,302
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	205	208,247
5.00%, 08/15/42 (Call 02/15/42)	155	157,656
6.95%, 01/15/38	27	33,955
ONEOK Partners LP
6.85%, 10/15/37	82	102,545

Security	Principal (000s)	Value

Plains All American Pipeline LP
2.85%, 01/31/23 (Call 10/31/22)	$155	$152,375
5.15%, 06/01/42 (Call 12/01/41)	25	27,312
Spectra Energy Capital LLC
7.50%, 09/15/38	25	33,475
TransCanada PipeLines Ltd.
6.10%, 06/01/40	15	19,198
6.20%, 10/15/37	75	95,722
7.63%, 01/15/39	25	36,278
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41 (Call 02/15/41)	32	36,341
Williams Companies Inc. (The)
8.75%, 03/15/32	57	77,786
Williams Partners LP
6.30%, 04/15/40	80	93,509

		1,926,755
REAL ESTATE INVESTMENT TRUSTS — 0.38%
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	82	86,833
Camden Property Trust
4.88%, 06/15/23 (Call 03/15/23)	25	28,253
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	32,121
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	29,694
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	82	87,125
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	97	132,411

		396,437
RETAIL — 2.61%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	82	99,500
6.13%, 09/15/39	82	102,987
CVS Pass-Through Trust
8.35%, 07/10/31[a]	58	78,170
Home Depot Inc. (The)
5.88%, 12/16/36	87	110,339
5.95%, 04/01/41 (Call 10/01/40)	115	151,248

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	$32	$30,458
6.88%, 12/15/37	40	47,035
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	57	59,699
5.50%, 10/15/35	57	65,401
6.50%, 03/15/29	92	115,787
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	82	78,466
4.30%, 02/15/43 (Call 08/15/42)	32	29,194
5.13%, 01/15/42 (Call 07/15/41)	67	69,729
6.38%, 03/15/37	32	37,327
McDonald’s Corp.
3.70%, 02/15/42	82	80,445
6.30%, 10/15/37	82	111,228
Nordstrom Inc.
7.00%, 01/15/38	25	34,255
Target Corp.
6.35%, 11/01/32	95	123,529
7.00%, 01/15/38	400	563,293
Wal-Mart Stores Inc.
5.00%, 10/25/40	80	92,443
5.63%, 04/15/41	115	143,915
5.88%, 04/05/27	205	267,126
6.20%, 04/15/38	57	75,351
6.50%, 08/15/37	33	44,977
7.55%, 02/15/30	105	150,432

		2,762,334
SEMICONDUCTORS — 0.12%
Applied Materials Inc.
5.85%, 06/15/41	25	29,877
Intel Corp.
4.80%, 10/01/41	92	98,597

		128,474
SOFTWARE — 0.45%
Microsoft Corp.
5.20%, 06/01/39	67	79,884
5.30%, 02/08/41	102	124,999

Security	Principal (000s)	Value

Oracle Corp.
5.38%, 07/15/40	$100	$119,765
6.50%, 04/15/38	115	155,614

		480,262
TELECOMMUNICATIONS — 4.12%
Alltel Corp.
7.88%, 07/01/32	82	125,098
America Movil SAB de CV
4.38%, 07/16/42	250	238,704
AT&T Inc.
4.30%, 12/15/42[a]	219	207,419
5.55%, 08/15/41	230	258,990
6.30%, 01/15/38	196	238,132
6.50%, 09/01/37	165	205,750
6.55%, 02/15/39	335	422,720
British Telecommunications PLC
9.63%, 12/15/30	196	304,188
Cisco Systems Inc.
5.90%, 02/15/39	46	58,214
Corning Inc.
4.70%, 03/15/37	82	83,441
4.75%, 03/15/42	57	58,282
Deutsche Telekom International Finance BV
8.75%, 06/15/30	35	50,438
France Telecom SA
5.38%, 01/13/42	37	39,468
8.50%, 03/01/31	46	65,388
Harris Corp.
6.15%, 12/15/40	82	95,953
Juniper Networks Inc.
5.95%, 03/15/41	40	43,720
New Cingular Wireless Services Inc.
8.75%, 03/01/31	115	179,480
Qwest Corp.
6.88%, 09/15/33 (Call 04/01/13)	82	82,180
Royal KPN NV
8.38%, 10/01/30	67	88,449
Telecom Italia Capital SA
6.38%, 11/15/33	82	77,695
7.72%, 06/04/38	101	105,419

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

Telefonica Europe BV
8.25%, 09/15/30	$157	$181,335
Verizon Communications Inc.
5.85%, 09/15/35	235	277,464
6.40%, 02/15/38	280	351,492
7.75%, 12/01/30	233	326,345
Vodafone Group PLC
6.15%, 02/27/37	57	69,015
7.88%, 02/15/30	90	123,415

		4,358,194
TOYS, GAMES & HOBBIES — 0.10%
Hasbro Inc.
6.35%, 03/15/40	25	28,913
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	67	73,041

		101,954
TRANSPORTATION — 1.37%
Burlington Northern Santa Fe Corp.
4.40%, 03/15/42 (Call 09/15/41)	32	32,215
5.75%, 05/01/40 (Call 11/01/39)	140	167,289
6.15%, 05/01/37	62	78,489
Canadian National Railway Co.
6.38%, 11/15/37	97	134,679
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	32	35,329
5.95%, 05/15/37	82	97,402
CSX Corp.
4.40%, 03/01/43 (Call 09/01/42)	82	81,216
6.00%, 10/01/36	57	68,330
6.22%, 04/30/40	72	89,867
FedEx Corp.
3.88%, 08/01/42	82	77,407
Norfolk Southern Corp.
2.90%, 02/15/23[a]	179	178,454
4.84%, 10/01/41	115	126,946
Union Pacific Corp.
5.78%, 07/15/40	25	30,647
6.63%, 02/01/29	75	99,502

Security	Principal (000s)	Value

United Parcel Service Inc.
3.63%, 10/01/42	$82	$77,942
4.88%, 11/15/40 (Call 05/15/40)	25	28,342
6.20%, 01/15/38	36	48,345

		1,452,401

TOTAL CORPORATE BONDS & NOTES
(Cost: $49,816,136)		49,496,081

FOREIGN AGENCY OBLIGATIONS[c] — 1.61%

BRAZIL — 0.18%
Petrobras International Finance Co.
6.75%, 01/27/41	165	190,878

		190,878
CANADA — 0.46%
British Columbia (Province of)
6.50%, 01/15/26	97	134,814
Hydro-Quebec
8.05%, 07/07/24	80	115,456
Quebec (Province of)
7.13%, 02/09/24	80	110,171
7.50%, 09/15/29	87	131,059

		491,500
ITALY — 0.08%
Lombardy (Region of)
5.80%, 10/25/32	92	87,334

		87,334
MEXICO — 0.70%
Pemex Project Funding Master Trust
6.63%, 06/15/35	190	228,000
Petroleos Mexicanos
5.50%, 06/27/44	140	143,150
5.50%, 06/27/44[a]	150	153,375
6.50%, 06/02/41	180	212,400

		736,925
SUPRANATIONAL — 0.19%
Asian Development Bank
5.82%, 06/16/28	82	104,963

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

Inter-American Development Bank
3.88%, 10/28/41	$85	$90,621

		195,584

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $1,744,947)		1,702,221

FOREIGN GOVERNMENT OBLIGATIONS[c] — 4.00%

BRAZIL — 1.30%
Brazil (Federative Republic of)
5.63%, 01/07/41	350	419,125
7.13%, 01/20/37	15	21,150
8.25%, 01/20/34	175	274,313
8.75%, 02/04/25	82	127,100
8.88%, 04/15/24	173	267,718
10.13%, 05/15/27	105	185,713
11.00%, 08/17/40 (Call 08/17/15)	62	76,973

		1,372,092
COLOMBIA — 0.54%
Colombia (Republic of)
6.13%, 01/18/41	200	255,300
8.13%, 05/21/24	220	319,770

		575,070
ITALY — 0.24%
Italy (Republic of)
5.38%, 06/15/33	139	142,431
6.88%, 09/27/23	95	109,815

		252,246
MEXICO — 0.82%
United Mexican States
4.75%, 03/08/44	238	248,710
6.05%, 01/11/40	200	250,200
8.30%, 08/15/31	235	362,487

		861,397
PANAMA — 0.24%
Panama (Republic of)
6.70%, 01/26/36	95	127,300
9.38%, 04/01/29	75	121,688

		248,988

Security	Principal (000s)	Value

PERU — 0.31%
Peru (Republic of)
5.63%, 11/18/50	$125	$151,563
8.75%, 11/21/33	107	177,352

		328,915
POLAND — 0.14%
Poland (Republic of)
3.00%, 03/17/23	155	150,489

		150,489
SOUTH AFRICA — 0.20%
South Africa (Republic of)
4.67%, 01/17/24	200	215,750

		215,750
URUGUAY — 0.21%
Uruguay (Republic of)
7.63%, 03/21/36	155	225,913

		225,913

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $4,330,280)		4,230,860

MUNICIPAL DEBT OBLIGATIONS — 6.97%

ARIZONA — 0.05%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	50	58,096

		58,096
CALIFORNIA — 2.27%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	140	190,574
Series S1
6.79%, 04/01/30	125	160,677
Los Angeles Community College District GO BAB
6.75%, 08/01/49	75	106,864
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	50	67,389

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	$50	$72,959
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	65	79,971
5.76%, 07/01/29	50	59,602
6.76%, 07/01/34	25	33,644
Metropolitan Water District of Southern California RB Water Revenue BAB
Series A
6.95%, 07/01/40 (Call 07/01/20)	50	62,498
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	20	24,894
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	75	99,556
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	70	87,933
6.95%, 11/01/50	50	70,732
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	60	73,427
State of California GO BAB
7.50%, 04/01/34	125	174,507
7.55%, 04/01/39	95	138,155
7.63%, 03/01/40	400	583,480
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	100	123,761
5.95%, 05/15/45	100	123,305
6.27%, 05/15/31 (Call 05/15/19)	55	64,059

		2,397,987

Security	Principal (000s)	Value

CONNECTICUT — 0.04%
State of Connecticut GO
Series A
5.85%, 03/15/32	$35	$44,452

		44,452
GEORGIA — 0.14%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	25	30,081
Project M, Series 2010A
6.66%, 04/01/57	100	118,990

		149,071
ILLINOIS — 1.14%
Chicago Board of Education GO BAB
Series E
6.14%, 12/01/39	55	60,890
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	75	92,481
Series B
6.90%, 12/01/40	100	123,308
Chicago Transit Authority RB Sales Tax Revenue BAB
Series B
6.20%, 12/01/40	50	57,442
City of Chicago RB Port Airport & Marina Revenue BAB
Series B
6.85%, 01/01/38 (Call 01/01/20)	100	116,343
Illinois State Toll Highway Authority RB Highway Revenue Tolls BAB
Series B
5.85%, 12/01/34	55	67,713
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	100	129,278

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

State of Illinois GO
4.95%, 06/01/23	$100	$104,748
5.10%, 06/01/33	445	438,677
State of Illinois GO BAB
6.63%, 02/01/35	10	11,349

		1,202,229
MASSACHUSETTS — 0.20%
Commonwealth of Massachusetts GO BAB
Series E
5.46%, 12/01/39	50	62,076
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	20	21,975
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	50	63,617
Massachusetts Water Pollution Abatement Trust RB Water Revenue BAB
Series B
5.19%, 08/01/40	50	58,540

		206,208
MISSOURI — 0.06%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	50	66,486

		66,486
NEW JERSEY — 0.51%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	105	136,833
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	75	109,444
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
6.56%, 12/15/40	130	173,623

Security	Principal (000s)	Value

Series C
5.75%, 12/15/28	$55	$66,886
6.10%, 12/15/28 (Call 12/15/20)	45	52,737

		539,523
NEW YORK — 1.17%
City of New York GO BAB
5.21%, 10/01/31	85	99,103
6.27%, 12/01/37	50	65,724
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	80	117,790
Series A
5.87%, 11/15/39	50	59,241
Series E
6.81%, 11/15/40	25	33,189
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	80	102,595
6.01%, 06/15/42	55	73,057
Series DD
5.95%, 06/15/42	55	72,565
New York City Transitional Finance Authority RB Income Tax Revenue
5.27%, 05/01/27	100	122,125
Series C-2
5.77%, 08/01/36	50	61,804
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	100	122,520
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	50	61,650
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	135	134,808
5.65%, 11/01/40 (GOI)	90	110,730

		1,236,901

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

OHIO — 0.24%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.83%, 02/15/41	$155	$221,954
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	30	34,579

		256,533
OREGON — 0.12%
State of Oregon GO
5.89%, 06/01/27	100	128,208

		128,208
PENNSYLVANIA — 0.20%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	75	87,406
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.56%, 12/01/49	100	121,633

		209,039
TEXAS — 0.71%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	130	170,737
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	105	140,608
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	50	63,079
North Texas Tollway Authority RB Highway Revenue Tolls BAB
8.91%, 02/01/30 (Call 02/01/20)	75	90,599
State of Texas GO BAB
5.52%, 04/01/39	50	64,137
Series A
4.63%, 04/01/33	55	63,391

Security	Principal (000s)	Value

Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	$55	$67,300
5.18%, 04/01/30	25	30,570
University of Texas System Board of Regents RB College & University Revenue BAB
Series C
4.79%, 08/15/46	55	63,720

		754,141
UTAH — 0.06%
State of Utah GO BAB
Series D
4.55%, 07/01/24	50	58,579

		58,579
WASHINGTON — 0.06%
State of Washington GO BAB
Series D
5.48%, 08/01/39	50	62,389

		62,389

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $6,997,367)		7,369,842

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.78%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.15%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	618	900,146
6.75%, 03/15/31	530	800,776
Federal National Mortgage Association
5.63%, 07/15/37	86	119,869
6.63%, 11/15/30	212	316,083
7.25%, 05/15/30	623	978,145
Tennessee Valley Authority
3.50%, 12/15/42	50	48,493
7.13%, 05/01/30	110	166,221

		3,329,733

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

February 28, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 35.63%
U.S. Treasury Bonds
2.75%, 08/15/42	$2,485	$2,316,144
2.75%, 11/15/42	2,423	2,255,231
3.13%, 11/15/41	6,300	6,370,182
3.13%, 02/15/42	1,870	1,888,831
3.13%, 02/15/43	900	905,382
3.50%, 02/15/39	4,590	5,020,818
3.75%, 08/15/41	83	94,356
3.88%, 08/15/40	770	895,887
4.25%, 05/15/39	140	173,033
4.25%, 11/15/40	1,650	2,040,390
4.38%, 02/15/38	822	1,032,786
4.38%, 11/15/39	405	510,336
4.38%, 05/15/40	570	718,645
4.38%, 05/15/41	160	201,821
4.50%, 02/15/36	1,405	1,792,724
4.50%, 05/15/38	41	52,488
4.50%, 08/15/39	100	128,416
4.63%, 02/15/40	53	69,398
4.75%, 02/15/37	312	412,711
4.75%, 02/15/41	500	667,780
5.00%, 05/15/37	470	643,068
5.25%, 11/15/28	60	81,190
5.25%, 02/15/29	1,023	1,386,308
5.38%, 02/15/31	793	1,103,634
5.50%, 08/15/28	655	906,952
6.00%, 02/15/26	25	35,569
6.13%, 11/15/27	139	202,631
6.13%, 08/15/29	451	668,188
6.25%, 05/15/30	622	939,245
6.38%, 08/15/27	132	196,258
6.50%, 11/15/26	456	680,343
6.63%, 02/15/27	103	155,603
6.75%, 08/15/26	753	1,143,355
6.88%, 08/15/25	849	1,287,143

Security	Principal (000s) or Shares	Value

7.50%, 11/15/24	$415	$650,853
7.63%, 02/15/25	30	47,649

		37,675,348

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $42,384,180)		41,005,081
SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	504,914	504,914

		504,914

TOTAL SHORT-TERM INVESTMENTS
(Cost: $504,914)		504,914

TOTAL INVESTMENTS IN SECURITIES — 98.65%
(Cost: $105,777,824)		104,308,999
Other Assets, Less Liabilities — 1.35%		1,423,344

NET ASSETS — 100.00%		$105,732,343

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.92%

MORTGAGE-BACKED SECURITIES — 1.92%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6, Class A3
5.37%, 10/10/45	$14,250	$15,331,868
Series 2007-2, Class A4
5.61%, 04/10/49[a]	9,950	11,503,849
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	17,000	18,717,843
Series 2005-PWR9, Class AAB
4.80%, 09/11/42	4,283	4,450,451
Series 2006-PW13, Class A4
5.54%, 09/11/41	12,000	13,605,320
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD, Class A4
5.32%, 12/11/49	18,000	20,457,714
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/39	15,000	16,875,012
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3
4.58%, 06/10/48	8,438	8,566,272
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
5.79%, 08/10/45[a]	57,000	65,096,317
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	10,000	10,785,283
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	10,000	11,776,969

Security	Principal (000s)	Value
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31	$16,169	$16,624,436
Series 2004-C4, Class A4
5.54%, 06/15/29[a]	17,000	17,800,863
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49[a]	11,408	12,701,231
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	18,597	20,048,202
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/41	15,000	15,594,946
Series 2006-C23, Class AJ
5.52%, 01/15/45[a]	5,000	5,259,446

		285,196,022

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $244,270,831)		285,196,022

CORPORATE BONDS & NOTES — 23.59%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17 (Call 07/15/13)	1,200	1,305,600
Omnicom Group Inc.
3.63%, 05/01/22	4,615	4,700,331
WPP Finance 2010
3.63%, 09/07/22	1,000	984,677
4.75%, 11/21/21	1,200	1,286,801

		8,277,409
AEROSPACE & DEFENSE — 0.31%
Boeing Co. (The)
4.88%, 02/15/20	2,500	2,948,796

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Exelis Inc.
5.55%, 10/01/21	$300	$319,387
General Dynamics Corp.
1.38%, 01/15/15	1,000	1,016,480
2.25%, 07/15/16	300	313,933
2.25%, 11/15/22 (Call 08/15/22)	1,500	1,437,889
3.88%, 07/15/21 (Call 04/15/21)	1,400	1,539,795
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	3,000	3,242,345
L-3 Communications Corp.
3.95%, 11/15/16	1,150	1,242,526
4.75%, 07/15/20	1,100	1,207,471
4.95%, 02/15/21 (Call 11/15/20)	300	334,558
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,619,061
3.35%, 09/15/21	3,200	3,360,526
4.07%, 12/15/42[b]	2,747	2,541,952
Northrop Grumman Corp.
1.85%, 11/15/15	350	357,829
3.50%, 03/15/21	2,000	2,116,621
Raytheon Co.
2.50%, 12/15/22	1,000	977,931
6.40%, 12/15/18	4,299	5,340,526
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	420,419
United Technologies Corp.
1.20%, 06/01/15	1,600	1,625,402
3.10%, 06/01/22	3,250	3,385,893
4.50%, 04/15/20	750	863,741
4.50%, 06/01/42	2,750	2,966,479
4.88%, 05/01/15	1,100	1,202,581
6.13%, 02/01/19	2,022	2,529,674
6.13%, 07/15/38	2,022	2,641,506

		46,553,321

Security	Principal (000s)	Value
AGRICULTURE — 0.29%
Altria Group Inc.
4.75%, 05/05/21	$3,450	$3,866,622
9.70%, 11/10/18	6,944	9,646,498
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,750	1,980,930
5.77%, 03/01/41	2,500	2,996,758
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150	1,230,698
Lorillard Tobacco Co.
2.30%, 08/21/17	1,650	1,665,223
3.50%, 08/04/16	450	476,067
6.88%, 05/01/20[c]	600	729,949
7.00%, 08/04/41	550	662,573
Philip Morris International Inc.
2.50%, 05/16/16	1,500	1,579,144
2.50%, 08/22/22	1,750	1,722,565
4.13%, 05/17/21	2,500	2,782,430
4.38%, 11/15/41	2,000	2,021,650
4.50%, 03/20/42	1,000	1,031,529
5.65%, 05/16/18	2,726	3,282,670
6.88%, 03/17/14	1,725	1,839,522
Reynolds American Inc.
3.25%, 11/01/22	1,350	1,337,955
6.75%, 06/15/17	3,118	3,758,949

		42,611,732
AIRLINES — 0.06%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[c]	406	434,176
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23	470	493,569
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
4.75%, 07/12/22[c]	1,062	1,158,547

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[c]	$2,500	$2,593,750
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[c]	826	898,129
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 05/07/21	3,250	3,518,125

		9,096,296
APPAREL — 0.00%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	400	424,028

		424,028
AUTO MANUFACTURERS — 0.02%
Daimler Finance North America LLC
8.50%, 01/18/31	2,000	3,087,553

		3,087,553
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,712,774
Johnson Controls Inc.
2.60%, 12/01/16	2,000	2,087,369
3.75%, 12/01/21 (Call 09/01/21)	1,000	1,060,641
4.25%, 03/01/21	1,900	2,076,505
5.70%, 03/01/41	600	697,187

		8,634,476
BANKS — 4.70%
Abbey National Treasury Services PLC
4.00%, 04/27/16	3,800	4,031,229
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	600	658,775

Security	Principal (000s)	Value
Bank of America Corp.
5.63%, 07/01/20	$14,450	$16,889,769
5.70%, 01/24/22	2,000	2,369,357
5.75%, 12/01/17	1,000	1,156,663
6.50%, 08/01/16	6,050	6,988,080
Series 1
3.75%, 07/12/16	2,500	2,675,323
Bank of America N.A.
6.00%, 10/15/36	8,601	10,453,192
Bank of Montreal
1.75%, 04/29/14	1,250	1,267,714
2.50%, 01/11/17	800	835,945
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	1,250	1,308,612
2.40%, 01/17/17 (Call 12/18/16)	2,000	2,092,410
3.55%, 09/23/21 (Call 08/23/21)	2,650	2,853,307
4.30%, 05/15/14	3,944	4,124,180
4.60%, 01/15/20	3,395	3,879,731
Bank of Nova Scotia
2.05%, 10/07/15	500	515,473
2.90%, 03/29/16	6,250	6,599,274
3.40%, 01/22/15	3,250	3,414,976
4.38%, 01/13/21	1,000	1,136,299
Barclays Bank PLC
5.13%, 01/08/20	6,235	7,150,373
5.20%, 07/10/14	5,085	5,387,044
BB&T Corp.
5.20%, 12/23/15	3,011	3,343,422
5.25%, 11/01/19	1,200	1,393,226
6.85%, 04/30/19	1,824	2,316,018
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	900	899,823
BNP Paribas SA
3.60%, 02/23/16	5,000	5,322,753
5.00%, 01/15/21	4,000	4,545,540

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	$1,150	$1,150,175
2.35%, 12/11/15	3,700	3,847,454
Capital One Financial Corp.
4.75%, 07/15/21	1,000	1,135,936
6.15%, 09/01/16	10,992	12,627,100
Citigroup Inc.
3.95%, 06/15/16	4,750	5,106,630
4.45%, 01/10/17	6,250	6,900,758
4.50%, 01/14/22[c]	1,000	1,111,209
4.59%, 12/15/15	5,000	5,420,800
4.75%, 05/19/15	4,250	4,560,180
5.00%, 09/15/14	1,000	1,052,351
5.38%, 08/09/20	4,750	5,587,593
5.50%, 02/15/17	5,000	5,621,181
6.38%, 08/12/14	8,200	8,813,856
8.13%, 07/15/39	11,864	17,708,376
Comerica Inc.
3.00%, 09/16/15	400	421,122
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	5,750	5,875,498
Credit Suisse New York
3.50%, 03/23/15	2,000	2,110,416
5.40%, 01/14/20	500	554,690
Deutsche Bank AG London
6.00%, 09/01/17	8,507	10,124,798
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)[c]	1,500	1,560,370
3.63%, 01/25/16	3,250	3,478,762
8.25%, 03/01/38	1,000	1,395,734
First Horizon National Corp.
5.38%, 12/15/15	250	272,455
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	6,050	6,444,525
5.00%, 10/01/14	27,187	28,804,891
5.25%, 10/15/13	1,200	1,233,720
5.38%, 03/15/20	2,010	2,298,732

Security	Principal (000s)	Value
5.63%, 01/15/17	$2,000	$2,252,652
5.75%, 01/24/22	1,500	1,763,775
6.00%, 06/15/20	6,100	7,272,861
6.15%, 04/01/18	6,750	7,988,860
6.25%, 02/01/41	6,000	7,268,128
6.75%, 10/01/37	5,618	6,426,359
HSBC Bank (USA) N.A.
4.88%, 08/24/20	3,500	3,902,407
HSBC Holdings PLC
4.00%, 03/30/22	3,000	3,222,416
5.10%, 04/05/21	1,850	2,143,375
6.10%, 01/14/42	2,500	3,211,018
6.50%, 09/15/37	4,000	5,002,072
HSBC USA Inc.
1.63%, 01/16/18[c]	1,500	1,505,047
2.38%, 02/13/15	4,200	4,321,618
J.P. Morgan Chase & Co.
1.88%, 03/20/15	1,800	1,833,987
2.00%, 08/15/17	7,200	7,338,072
3.15%, 07/05/16	3,350	3,557,831
4.25%, 10/15/20	7,800	8,577,721
4.35%, 08/15/21	7,500	8,257,912
4.50%, 01/24/22	8,950	9,926,004
5.40%, 01/06/42	1,200	1,415,027
5.50%, 10/15/40	2,000	2,382,571
5.60%, 07/15/41	2,000	2,420,496
6.30%, 04/23/19	15,000	18,368,311
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,200	1,417,692
KeyCorp
5.10%, 03/24/21	1,000	1,161,960
KfW
0.88%, 09/05/17	4,500	4,499,980
1.00%, 01/12/15	23,000	23,271,458
1.25%, 02/15/17	5,000	5,102,840
1.50%, 04/04/14	20,000	20,268,880
2.63%, 02/16/16	5,000	5,312,102
2.63%, 01/25/22	6,000	6,292,400
2.75%, 09/08/20[c]	12,700	13,675,006
4.88%, 06/17/19	6,020	7,291,023

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Series G
4.38%, 03/15/18[c]	$5,215	$6,066,692
Korea Finance Corp.
4.63%, 11/16/21	1,500	1,677,174
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	16,532	19,125,639
Lloyds TSB Bank PLC
4.20%, 03/28/17[c]	800	881,638
Morgan Stanley
3.80%, 04/29/16	4,500	4,775,291
4.10%, 01/26/15	8,500	8,898,286
4.75%, 03/22/17	4,000	4,413,072
5.45%, 01/09/17	4,200	4,693,100
5.50%, 07/24/20	2,500	2,851,524
5.75%, 01/25/21	9,950	11,491,705
6.25%, 08/09/26	551	654,285
6.38%, 07/24/42	1,500	1,813,543
6.63%, 04/01/18	5,234	6,230,172
7.30%, 05/13/19	7,615	9,453,148
National Australia Bank Ltd. New York
1.60%, 08/07/15	1,200	1,220,346
Northern Trust Corp.
2.38%, 08/02/22	450	440,164
3.38%, 08/23/21	950	1,014,009
3.45%, 11/04/20	200	215,531
PNC Funding Corp.
5.25%, 11/15/15[d]	9,135	10,170,187
5.40%, 06/10/14[d]	998	1,059,220
6.70%, 06/10/19[d]	998	1,269,717
Rabobank Nederland
3.38%, 01/19/17	5,300	5,699,905
3.88%, 02/08/22	850	905,265
4.50%, 01/11/21	3,250	3,615,869
5.25%, 05/24/41	2,100	2,383,627
Royal Bank of Canada
1.15%, 03/13/15	1,000	1,009,191
1.45%, 10/30/14	2,300	2,330,626
1.50%, 01/16/18	2,500	2,511,398

Security	Principal (000s)	Value
2.30%, 07/20/16	$2,250	$2,341,791
Royal Bank of Scotland Group PLC
3.25%, 01/11/14[c]	750	766,234
4.38%, 03/16/16[c]	3,000	3,255,508
5.63%, 08/24/20	5,000	5,823,162
6.40%, 10/21/19	2,100	2,505,502
State Street Corp.
2.88%, 03/07/16	1,300	1,382,252
4.38%, 03/07/21	600	681,802
4.96%, 03/15/18	800	898,404
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,009,532
1.50%, 01/18/18	2,500	2,499,659
SunTrust Bank
7.25%, 03/15/18	1,000	1,244,862
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,122,700
6.00%, 09/11/17	2,298	2,715,543
Svenska Handelsbanken AB
2.88%, 04/04/17	1,750	1,856,393
Toronto-Dominion Bank (The)
1.38%, 07/14/14	400	405,078
2.38%, 10/19/16	3,000	3,135,865
2.50%, 07/14/16	1,600	1,676,605
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	2,800	2,911,530
2.95%, 07/15/22 (Call 06/15/22)	1,250	1,246,112
3.00%, 03/15/22 (Call 02/15/22)	1,000	1,024,652
4.13%, 05/24/21 (Call 04/23/21)	1,000	1,112,162
UBS AG Stamford
2.25%, 01/28/14	1,000	1,014,900
5.88%, 12/20/17	9,434	11,265,558
US Bank N.A.
4.95%, 10/30/14	8,972	9,602,530

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	$3,000	$4,014,667
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	10,772	11,442,047
Wells Fargo & Co.
4.60%, 04/01/21	12,600	14,388,310
5.00%, 11/15/14	15,842	16,912,403
5.63%, 12/11/17	1,750	2,076,889
Westpac Banking Corp.
1.60%, 01/12/18	1,500	1,508,916
3.00%, 08/04/15	4,500	4,732,381
3.00%, 12/09/15	5,600	5,922,172

		696,846,126
BEVERAGES — 0.55%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	238,249
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	1,000	1,000,286
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16[c]	2,000	2,120,982
3.75%, 07/15/42	2,000	1,868,523
4.13%, 01/15/15	1,214	1,291,806
4.38%, 02/15/21	2,475	2,829,286
5.38%, 01/15/20	4,015	4,818,572
7.75%, 01/15/19	7,500	9,891,148
8.00%, 11/15/39	2,000	3,129,323
8.20%, 01/15/39	750	1,189,442
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	250	255,498
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,698,629
Coca-Cola Co. (The)
1.50%, 11/15/15	3,500	3,582,542
1.80%, 09/01/16	400	413,781

Security	Principal (000s)	Value
3.15%, 11/15/20	$7,950	$8,547,622
3.30%, 09/01/21	850	916,072
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	450	452,425
4.50%, 09/01/21 (Call 06/01/21)	1,284	1,445,003
Diageo Finance BV
5.30%, 10/28/15	7,107	7,917,747
Diageo Investment Corp.
4.25%, 05/11/42	1,000	1,020,438
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,054,536
3.20%, 11/15/21 (Call 08/15/21)	1,100	1,125,539
Molson Coors Brewing Co.
3.50%, 05/01/22	1,350	1,397,294
5.00%, 05/01/42	700	747,180
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	3,131	4,389,638
PepsiCo Inc.
0.75%, 03/05/15	900	904,144
0.80%, 08/25/14	900	904,732
1.25%, 08/13/17	6,100	6,117,708
2.50%, 05/10/16	1,400	1,474,851
2.75%, 03/01/23	2,000	2,005,485
3.00%, 08/25/21	2,000	2,077,799
4.00%, 03/05/42	1,000	990,062
7.90%, 11/01/18	3,210	4,280,138

		82,096,480
BIOTECHNOLOGY — 0.21%
Amgen Inc.
1.88%, 11/15/14	700	712,791
2.30%, 06/15/16	550	573,985
2.50%, 11/15/16	2,000	2,105,122
3.45%, 10/01/20	250	266,515
3.63%, 05/15/22 (Call 02/15/22)	2,000	2,126,587
5.15%, 11/15/41 (Call 05/15/41)	2,800	3,063,460

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
5.65%, 06/15/42 (Call 12/15/41)	$3,900	$4,514,250
5.70%, 02/01/19	5,080	6,075,937
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,669,021
Celgene Corp.
3.25%, 08/15/22	2,000	2,009,956
3.95%, 10/15/20	1,200	1,290,814
Gilead Sciences Inc.
2.40%, 12/01/14	100	102,785
3.05%, 12/01/16	200	214,670
4.50%, 04/01/21 (Call 01/01/21)	1,200	1,352,639
5.65%, 12/01/41 (Call 06/01/41)	3,350	4,079,920
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	697,265

		30,855,717
BUILDING MATERIALS — 0.03%
CRH America Inc.
6.00%, 09/30/16	3,643	4,137,288
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	265,036

		4,402,324
CHEMICALS — 0.50%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	2,650	2,548,081
Air Products and Chemicals Inc.
2.00%, 08/02/16	1,500	1,554,927
3.00%, 11/03/21	1,000	1,038,073
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,580,429
2.90%, 11/15/22 (Call 08/15/22)	1,500	1,473,940
3.25%, 10/01/15 (Call 09/01/15)[c]	1,000	1,052,773

Security	Principal (000s)	Value
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	$800	$871,827
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	3,750	3,756,690
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,952,330
4.25%, 11/15/20 (Call 08/15/20)	2,790	3,045,096
5.25%, 11/15/41 (Call 05/15/41)	450	484,837
5.90%, 02/15/15	1,000	1,096,620
8.55%, 05/15/19	7,555	10,196,393
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	2,500	2,530,750
5.25%, 12/15/16[c]	7,818	9,062,924
Eastman Chemical Co.
3.00%, 12/15/15	1,000	1,049,101
3.60%, 08/15/22 (Call 05/15/22)	4,000	4,153,308
Ecolab Inc.
2.38%, 12/08/14	150	154,158
3.00%, 12/08/16	450	477,878
5.50%, 12/08/41	1,550	1,812,913
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	474,379
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)[c]	2,000	1,909,526
5.88%, 04/15/38	100	130,705
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,000	1,045,857
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17[c]	2,050	2,216,518
4.88%, 03/30/20[c]	2,500	2,864,123

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
PPG Industries Inc.
1.90%, 01/15/16	$1,500	$1,537,699
3.60%, 11/15/20	1,700	1,820,609
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)[c]	2,450	2,380,663
2.45%, 02/15/22 (Call 11/15/21)	1,900	1,891,376
3.00%, 09/01/21	250	260,132
4.05%, 03/15/21	2,850	3,185,623
RPM International Inc.
6.50%, 02/15/18[c]	1,500	1,765,538
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,500	1,503,267
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	550	582,835
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	217,505
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,200	1,208,509

		74,887,912
COMMERCIAL SERVICES — 0.07%
ADT Corp. (The)
2.25%, 07/15/17[b]	1,350	1,349,827
California Institute of Technology
4.70%, 11/01/11	1,000	1,032,837
Cornell University
4.35%, 02/01/14	1,000	1,035,690
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,719,935
President and Fellows of Harvard College (The)
4.88%, 10/15/40	500	590,602
Verisk Analytics Inc.
4.13%, 09/12/22[c]	700	718,690

Security	Principal (000s)	Value
Western Union Co. (The)
3.65%, 08/22/18	$3,250	$3,297,924
Yale University
2.90%, 10/15/14	1,000	1,039,652

		10,785,157
COMPUTERS — 0.34%
Computer Sciences Corp.
4.45%, 09/15/22	1,150	1,203,841
Dell Inc.
2.30%, 09/10/15	500	495,000
5.88%, 06/15/19[c]	3,010	3,100,300
Hewlett-Packard Co.
4.30%, 06/01/21	1,300	1,309,953
4.38%, 09/15/21[c]	8,650	8,764,685
6.00%, 09/15/41	2,150	2,167,983
6.13%, 03/01/14	7,830	8,224,750
International Business Machines Corp.
0.55%, 02/06/15	4,600	4,609,362
2.90%, 11/01/21	700	723,978
5.70%, 09/14/17	14,232	17,049,200
Lexmark International Inc.
6.65%, 06/01/18[c]	1,000	1,087,142
NetApp Inc.
2.00%, 12/15/17	1,600	1,596,144

		50,332,338
COSMETICS & PERSONAL CARE — 0.11%
Colgate-Palmolive Co.
0.60%, 11/15/14	700	701,906
1.30%, 01/15/17	1,300	1,319,602
2.30%, 05/03/22[c]	1,500	1,489,102
2.95%, 11/01/20	1,600	1,697,159
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	550	534,544
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,000	1,024,528
5.55%, 03/05/37	7,368	9,375,214

		16,142,055

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	$2,250	$2,260,883
5.13%, 03/01/21	1,300	1,372,990

		3,633,873
DIVERSIFIED FINANCIAL SERVICES — 1.89%
Alterra Finance LLC
6.25%, 09/30/20	900	1,041,548
American Express Co.
4.05%, 12/03/42	2,000	1,939,749
6.80%, 09/01/66 (Call 09/01/16)[a]	5,547	5,935,290
7.00%, 03/19/18	5,000	6,257,122
American Express Credit Corp.
Series D
5.13%, 08/25/14	1,200	1,278,331
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	3,500	3,790,268
7.25%, 02/01/18	7,695	9,596,904
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	5,000	5,177,659
Caterpillar Financial Services Corp.
1.05%, 03/26/15	1,500	1,513,255
1.63%, 06/01/17[c]	1,250	1,275,451
2.05%, 08/01/16	2,000	2,080,656
6.13%, 02/17/14	3,765	3,973,659
7.15%, 02/15/19	2,255	2,918,219
Charles Schwab Corp. (The)
0.85%, 12/04/15	2,250	2,255,268
Credit Suisse (USA) Inc.
7.13%, 07/15/32	11,392	15,950,976
Ford Motor Credit Co. LLC
3.00%, 06/12/17	1,500	1,541,131
4.25%, 02/03/17	1,000	1,072,611
5.00%, 05/15/18	2,500	2,755,321
5.63%, 09/15/15	2,600	2,835,947

Security	Principal (000s)	Value
5.88%, 08/02/21	$3,000	$3,421,999
6.63%, 08/15/17	1,000	1,169,540
7.00%, 04/15/15	6,300	6,972,820
8.00%, 12/15/16	1,350	1,621,088
8.13%, 01/15/20	2,500	3,155,574
Franklin Resources Inc.
2.80%, 09/15/22[c]	2,750	2,748,043
General Electric Capital Corp.
2.25%, 11/09/15	8,250	8,546,519
2.95%, 05/09/16	8,750	9,269,995
3.35%, 10/17/16	5,250	5,639,815
4.63%, 01/07/21	10,450	11,833,707
4.65%, 10/17/21	4,000	4,518,269
4.88%, 03/04/15	200	215,813
5.63%, 05/01/18	2,000	2,375,456
5.88%, 01/14/38	9,000	10,572,277
5.90%, 05/13/14	2,900	3,087,317
Series A
6.75%, 03/15/32	9,042	11,545,713
HSBC Finance Corp.
6.68%, 01/15/21	8,862	10,589,281
Jefferies Group Inc.
5.13%, 01/20/23	1,500	1,563,305
6.88%, 04/15/21	2,500	2,893,750
John Deere Capital Corp.
0.88%, 04/17/15	1,400	1,407,546
1.85%, 09/15/16	6,000	6,198,121
3.15%, 10/15/21	3,700	3,888,817
3.90%, 07/12/21	2,600	2,885,880
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	10,868	13,150,138
Series C
5.00%, 01/15/15	23,060	24,568,925
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,000	1,034,796
5.25%, 01/16/18	333	360,404
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	2,100	2,116,425
3.05%, 02/15/22 (Call 11/15/21)	3,250	3,392,088

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
NCUA Guaranteed Notes Trust
Series A4
3.00%, 06/12/19	$9,500	$10,442,315
Nomura Holdings Inc.
6.70%, 03/04/20	3,000	3,553,478
ORIX Corp.
5.00%, 01/12/16	1,750	1,888,785
PACCAR Financial Corp.
0.70%, 11/16/15	1,500	1,497,607
0.80%, 02/08/16	1,225	1,226,424
1.55%, 09/29/14	2,300	2,333,909
Raymond James Financial Inc.
4.25%, 04/15/16	200	212,614
5.63%, 04/01/24	500	567,902
SLM Corp.
7.25%, 01/25/22	2,500	2,750,000
Series A
5.38%, 05/15/14	9,227	9,674,509
Toyota Motor Credit Corp.
1.25%, 11/17/14	2,000	2,025,728
2.00%, 09/15/16	3,200	3,316,668
2.63%, 01/10/23	2,000	1,985,604
3.30%, 01/12/22	1,000	1,057,640
3.40%, 09/15/21	1,200	1,285,579
4.25%, 01/11/21	2,500	2,825,947

		280,577,495
ELECTRIC — 1.59%
Alabama Power Co.
4.10%, 01/15/42	350	355,431
Series 11-C
5.20%, 06/01/41	1,500	1,772,061
Ameren Illinois Co.
2.70%, 09/01/22	4,750	4,754,560
6.13%, 11/15/17[c]	600	722,902
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)[c]	1,000	996,720
Appalachian Power Co.
7.95%, 01/15/20[c]	3,304	4,400,258

Security	Principal (000s)	Value
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	$500	$530,978
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,649,579
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,750	1,713,697
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	4,750	5,117,637
6.45%, 01/15/38	1,000	1,352,995
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)[c]	2,000	1,988,094
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	3,052	3,935,318
Series 08-B
6.75%, 04/01/38	1,000	1,391,379
Constellation Energy Group Inc.
4.55%, 06/15/15	5,457	5,875,638
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	4,500	4,622,567
Detroit Edison Co. (The)
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,452,352
Dominion Resources Inc.
Series C
5.15%, 07/15/15	13,083	14,386,955
Duke Energy Carolinas LLC
1.75%, 12/15/16[c]	1,000	1,022,182
3.90%, 06/15/21 (Call 03/15/21)[c]	1,200	1,341,257
Duke Energy Corp.
1.63%, 08/15/17	3,100	3,109,591
2.15%, 11/15/16	850	879,179

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
3.05%, 08/15/22 (Call 05/15/22)	$2,000	$2,025,973
3.55%, 09/15/21 (Call 06/15/21)	1,700	1,795,101
Duke Energy Indiana Inc.
6.45%, 04/01/39[c]	3,300	4,369,056
Duke Energy Ohio Inc.
5.45%, 04/01/19[c]	3,826	4,610,262
Edison International
3.75%, 09/15/17	1,100	1,195,444
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)[c]	3,400	3,686,697
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)[c]	400	430,078
Entergy Louisiana LLC
1.88%, 12/15/14	1,000	1,019,239
Exelon Generation Co. LLC
5.35%, 01/15/14[c]	5,818	6,046,304
5.60%, 06/15/42 (Call 12/15/41)	250	271,186
FirstEnergy Corp.
Series C
7.38%, 11/15/31	7,051	8,344,943
Florida Power & Light Co.
4.13%, 02/01/42 (Call 08/02/41)	2,000	2,073,828
5.25%, 02/01/41 (Call 08/01/40)	700	847,712
5.95%, 02/01/38	4,104	5,352,115
Florida Power Corp.
3.10%, 08/15/21 (Call 05/15/21)[c]	1,250	1,312,828
6.40%, 06/15/38	1,000	1,329,532
Georgia Power Co.
4.30%, 03/15/42	1,000	1,034,000
5.40%, 06/01/40	1,100	1,305,221
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	200	220,331

Security	Principal (000s)	Value
5.29%, 06/15/22 (Call 03/15/22)[c,e]	$1,000	$1,122,291
Integrys Energy Group Inc.
4.17%, 11/01/20[c]	850	939,798
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	1,800	2,010,124
Kentucky Utilities Co.
1.63%, 11/01/15	200	205,202
3.25%, 11/01/20 (Call 08/01/20)	250	269,856
5.13%, 11/01/40 (Call 05/01/40)	500	596,508
LG&E and KU Energy LLC
2.13%, 11/15/15	2,350	2,408,341
3.75%, 11/15/20 (Call 08/15/20)[c]	1,100	1,163,151
4.38%, 10/01/21 (Call 07/01/21)	1,500	1,635,094
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	255,888
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	9,431	11,824,035
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	2,000	2,026,380
4.90%, 12/01/21 (Call 09/01/21)	700	772,130
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,240,706
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	1,000	1,038,410
7.88%, 12/15/15	500	591,414
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	4,225	4,586,290
5.45%, 09/15/20	1,500	1,753,074

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
5.80%, 02/01/42 (Call 08/01/41)	$1,400	$1,590,088
Northern States Power Co.
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,634,565
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,000	981,906
Oglethorpe Power Corp.
5.38%, 11/01/40[c]	800	915,834
Ohio Power Co.
Series M
5.38%, 10/01/21[c]	2,000	2,392,412
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	1,600	1,885,564
Oncor Electric Delivery Co.
7.00%, 09/01/22	5,418	6,894,851
Pacific Gas & Electric Co.
4.50%, 12/15/41 (Call 06/15/41)	150	159,759
6.05%, 03/01/34	8,218	10,516,076
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,481,926
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	1,000	1,054,898
5.20%, 07/15/41 (Call 01/15/41)	300	360,234
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	2,100	2,217,035
Progress Energy Carolinas
3.00%, 09/15/21 (Call 06/15/21)	850	892,156
5.30%, 01/15/19	1,325	1,580,734
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	950	961,842
4.40%, 01/15/21 (Call 10/15/20)	3,200	3,551,914

Security	Principal (000s)	Value
PSEG Power LLC
2.75%, 09/15/16	$2,400	$2,494,594
4.15%, 09/15/21 (Call 06/15/21)	2,050	2,184,932
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,750	1,722,070
4.75%, 08/15/41 (Call 02/15/41)	200	228,461
5.13%, 06/01/19[c]	2,900	3,476,454
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,345,556
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	3,100	2,997,315
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	3,000	3,214,285
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	2,041,983
SCANA Corp.
6.25%, 04/01/20	3,300	3,878,776
Scottish Power Ltd.
5.38%, 03/15/15	800	852,944
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	200	211,164
Southern California Edison Co.
6.05%, 03/15/39	7,252	9,560,277
Southern Power Co.
5.15%, 09/15/41[c]	3,000	3,333,001
Series D
4.88%, 07/15/15	3,015	3,299,817
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	2,750	2,763,952
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	3,000	3,023,270

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)[c]	$1,200	$1,321,811
UIL Holdings Corp.
4.63%, 10/01/20	800	854,604
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)[c]	450	464,427
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,207,154

		236,628,513
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
4.25%, 11/15/20[c]	4,450	5,080,183
Energizer Holdings Inc.
4.70%, 05/24/22	1,000	1,050,494

		6,130,677
ELECTRONICS — 0.15%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)[c]	550	546,015
5.50%, 09/14/15	1,000	1,109,904
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	200	208,357
Avnet Inc.
4.88%, 12/01/22	1,750	1,782,037
Honeywell International Inc.
5.00%, 02/15/19	5,250	6,226,385
Koninklijke Philips Electronics NV
3.75%, 03/15/22	2,000	2,149,382
5.00%, 03/15/42[c]	2,000	2,220,733
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	500	547,258
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	3,800	4,029,084
3.60%, 08/15/21 (Call 05/15/21)	3,300	3,424,738

Security	Principal (000s)	Value
4.50%, 03/01/21	$600	$657,399

		22,901,292
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance (USA) Inc.
2.88%, 05/08/22	1,250	1,260,706
Fluor Corp.
3.38%, 09/15/21	1,400	1,475,073

		2,735,779
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	1,000	1,183,502

		1,183,502
ENVIRONMENTAL CONTROL — 0.08%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	1,898	1,961,826
4.75%, 05/15/23	2,950	3,340,231
5.50%, 09/15/19	500	594,851
Waste Management Inc.
7.38%, 03/11/19[c]	4,780	6,014,524

		11,911,432
FOOD — 0.51%
Campbell Soup Co.
4.25%, 04/15/21[c]	2,000	2,218,760
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,000	996,742
3.25%, 09/15/22	2,750	2,752,555
4.65%, 01/25/43 (Call 07/25/42)	1,000	998,591
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	1,250	1,312,916
6.50%, 06/15/17[c]	2,944	3,374,410
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	200	208,553
5.40%, 06/15/40	1,100	1,301,393
5.65%, 02/15/19	2,720	3,282,781

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
H.J. Heinz Co.
2.85%, 03/01/22 (Call 12/01/21)[c]	$1,400	$1,407,000
3.13%, 09/12/21 (Call 06/12/21)[c]	2,300	2,311,500
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,324,290
4.13%, 12/01/20	800	903,773
Ingredion Inc.
4.63%, 11/01/20	1,000	1,096,983
Kellogg Co.
1.88%, 11/17/16	2,650	2,719,601
2.75%, 03/01/23	3,000	2,995,133
3.13%, 05/17/22	1,250	1,289,067
3.25%, 05/21/18	1,300	1,408,202
4.00%, 12/15/20	750	832,601
4.45%, 05/30/16	40	44,060
Kraft Foods Group Inc.
3.50%, 06/06/22	5,000	5,217,835
5.00%, 06/04/42	2,000	2,158,710
Kraft Foods Inc.
5.38%, 02/10/20	4,550	5,398,423
6.50%, 08/11/17	11,858	14,367,803
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)[c]	2,000	2,048,031
5.40%, 07/15/40 (Call 01/15/40)	2,500	2,683,762
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,409,297
Safeway Inc.
4.75%, 12/01/21[c]	1,000	1,040,722
Sara Lee Corp.
2.75%, 09/15/15[c]	2,000	2,057,520
Sysco Corp.
0.55%, 06/12/15	350	349,687
Unilever Capital Corp.
4.25%, 02/10/21	750	859,199
5.90%, 11/15/32	3,820	5,144,320

		75,514,220

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.07%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[c]	$1,100	$1,088,726
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	1,500	1,740,233
7.95%, 06/15/18	4,520	5,817,805
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,572,304
4.70%, 03/15/21 (Call 12/15/20)	300	325,675

		10,544,743
GAS — 0.09%
AGL Capital Corp.
5.25%, 08/15/19	1,000	1,191,280
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,642,017
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	1,500	1,515,600
5.50%, 06/15/41 (Call 12/15/40)	975	1,185,707
Questar Corp.
2.75%, 02/01/16	150	155,986
Sempra Energy
2.00%, 03/15/14	1,000	1,012,973
6.50%, 06/01/16	2,452	2,860,688
Southern California Gas Co.
5.13%, 11/15/40	2,500	3,011,672

		12,575,923
HAND & MACHINE TOOLS — 0.03%
Snap-On Inc.
4.25%, 01/15/18	450	489,073
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	700	722,014
5.20%, 09/01/40	2,200	2,475,890

		3,686,977

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 0.21%
Baxter International Inc.
1.85%, 01/15/17	$2,100	$2,155,281
2.40%, 08/15/22 [c]	1,805	1,769,174
3.65%, 08/15/42	200	186,028
Becton, Dickinson and Co.
1.75%, 11/08/16	1,600	1,636,299
3.13%, 11/08/21	500	520,736
3.25%, 11/12/20	700	744,693
5.00%, 11/12/40	500	564,328
Boston Scientific Corp.
4.50%, 01/15/15	2,900	3,071,390
6.00%, 01/15/20	2,500	2,913,825
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	1,500	1,561,199
6.00%, 10/15/17	1,826	2,186,809
CR Bard Inc.
1.38%, 01/15/18	1,550	1,544,316
2.88%, 01/15/16	400	421,182
Hospira Inc.
5.60%, 09/15/40 (Call 03/15/40)	150	155,179
Medtronic Inc.
3.00%, 03/15/15	1,100	1,150,121
4.13%, 03/15/21 (Call 12/15/20)	2,800	3,154,358
4.50%, 03/15/42 (Call 09/15/41)	2,000	2,184,144
St. Jude Medical Inc.
2.50%, 01/15/16	1,000	1,035,155
3.75%, 07/15/14	1,400	1,459,304
Stryker Corp.
2.00%, 09/30/16	1,000	1,029,378
Zimmer Holdings Inc.
1.40%, 11/30/14	500	504,810
3.38%, 11/30/21 (Call 08/30/21)	800	820,022

		30,767,731

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 0.33%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)[c]	$1,600	$1,622,169
2.75%, 11/15/22 (Call 08/15/22)	700	680,240
3.95%, 09/01/20	500	542,585
4.13%, 06/01/21 (Call 03/01/21)	1,300	1,418,934
6.63%, 06/15/36	2,026	2,640,153
Cigna Corp.
2.75%, 11/15/16	500	527,073
4.38%, 12/15/20 (Call 09/15/20)	1,250	1,387,937
4.50%, 03/15/21 (Call 12/15/20)[c]	1,100	1,230,532
5.38%, 02/15/42 (Call 08/15/41)	1,200	1,355,287
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,050	1,233,479
Humana Inc.
6.45%, 06/01/16	710	816,174
Laboratory Corp. of America Holdings
4.63%, 11/15/20 (Call 08/15/20)	1,600	1,744,444
Quest Diagnostics Inc.
4.70%, 04/01/21	5,550	6,060,776
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	1,300	1,355,835
4.88%, 03/15/15	8,657	9,384,811
6.88%, 02/15/38	2,000	2,668,009
WellPoint Inc.
3.13%, 05/15/22	1,000	1,002,878
3.30%, 01/15/23	4,700	4,743,347
4.63%, 05/15/42	1,000	1,002,558
5.25%, 01/15/16	5,493	6,119,184
5.85%, 01/15/36	1,000	1,166,483

		48,702,888

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
3.70%, 03/01/23	$1,850	$1,871,855
4.85%, 06/15/21[c]	1,250	1,376,255

		3,248,110
HOUSEHOLD PRODUCTS & WARES — 0.06%
Church & Dwight Co. Inc.
2.88%, 10/01/22[c]	1,000	990,588
3.35%, 12/15/15	350	366,934
Clorox Co. (The)
3.80%, 11/15/21	2,800	2,984,013
5.00%, 01/15/15	1,226	1,315,676
Kimberly-Clark Corp.
3.88%, 03/01/21	250	277,879
5.30%, 03/01/41	1,000	1,216,131
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,263,637

		8,414,858
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	2,500	2,608,246

		2,608,246
INSURANCE — 0.96%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	104,725
5.70%, 02/15/17	2,520	2,940,536
Aflac Inc.
4.00%, 02/15/22	800	850,221
8.50%, 05/15/19[c]	3,025	4,092,650
Alleghany Corp.
4.95%, 06/27/22	1,500	1,658,025
5.63%, 09/15/20	500	566,024
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[c]	150	168,073
Allstate Corp. (The)
5.55%, 05/09/35	6,168	7,383,278

Security	Principal (000s)	Value
American International Group Inc.
4.25%, 09/15/14	$4,200	$4,411,624
4.88%, 09/15/16	1,000	1,116,999
5.85%, 01/16/18	2,450	2,879,413
8.18%, 05/15/68 (Call 05/15/38)[a]	4,500	5,917,500
8.25%, 08/15/18	5,104	6,651,762
Aon Corp.
3.13%, 05/27/16	1,650	1,737,121
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	500	552,635
AXA SA
8.60%, 12/15/30	1,500	1,905,000
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	2,000	1,980,855
5.40%, 05/15/18[c]	8,500	10,129,016
Chubb Corp. (The)
6.00%, 05/11/37	3,020	3,863,030
CNA Financial Corp.
5.75%, 08/15/21[c]	150	176,818
Fidelity National Financial Inc.
5.50%, 09/01/22	1,750	1,950,146
Genworth Financial Inc.
5.75%, 06/15/14[c]	3,992	4,195,592
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,136,712
Hartford Financial Services Group Inc.
5.13%, 04/15/22	1,000	1,152,202
5.38%, 03/15/17	3,020	3,444,721
6.63%, 04/15/42	1,000	1,292,441
Kemper Corp.
6.00%, 11/30/15	900	964,640
Lincoln National Corp.
4.20%, 03/15/22[c]	2,000	2,154,504
4.85%, 06/24/21	200	224,558
7.00%, 06/15/40	1,000	1,321,725
8.75%, 07/01/19	1,000	1,349,775

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Manulife Financial Corp.
3.40%, 09/17/15	$100	$104,869
Markel Corp.
4.90%, 07/01/22	1,500	1,642,327
5.35%, 06/01/21	1,200	1,345,172
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	7,532	8,397,654
MetLife Inc.
5.00%, 06/15/15	12,917	14,131,254
5.88%, 02/06/41	1,500	1,831,903
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,467,995
8.88%, 05/15/19	1,224	1,648,702
Progressive Corp. (The)
3.75%, 08/23/21[c]	350	380,766
6.70%, 06/15/67 (Call 06/15/17)[a,c]	1,605	1,765,500
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,794,886
5.63%, 05/12/41	1,000	1,133,652
5.63%, 06/15/43 (Call 06/15/23)[a]	3,500	3,622,500
5.80%, 11/16/41 [c]	1,800	2,091,671
6.20%, 11/15/40	1,000	1,211,702
Series B
5.10%, 09/20/14	2,178	2,318,938
Series D
6.00%, 12/01/17	3,052	3,629,473
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,400	1,545,218
Travelers Companies Inc. (The)
3.90%, 11/01/20[c]	2,250	2,511,971
5.35%, 11/01/40	3,500	4,267,018
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,288,133
WR Berkley Corp.
4.63%, 03/15/22	1,400	1,511,156
5.38%, 09/15/20	1,000	1,124,098

Security	Principal (000s)	Value
XLIT Ltd.
5.75%, 10/01/21	$1,300	$1,532,252

		142,571,131
INTERNET — 0.09%
Amazon.com Inc.
1.20%, 11/29/17	500	497,640
2.50%, 11/29/22 (Call 08/29/22)	1,000	968,846
Baidu Inc.
3.50%, 11/28/22[c]	500	497,184
eBay Inc.
1.35%, 07/15/17	950	959,994
1.63%, 10/15/15	400	410,186
2.60%, 07/15/22 (Call 04/15/22)	2,300	2,273,790
3.25%, 10/15/20 (Call 07/15/20)	1,400	1,481,091
Google Inc.
1.25%, 05/19/14	1,800	1,820,442
2.13%, 05/19/16	1,500	1,567,871
3.63%, 05/19/21	950	1,048,335
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	1,500	1,548,044

		13,073,423
IRON & STEEL — 0.03%
Cliffs Natural Resources Inc.
4.80%, 10/01/20[c]	2,000	2,039,599
Nucor Corp.
5.85%, 06/01/18	1,410	1,706,386
Vale SA
5.63%, 09/11/42	1,250	1,297,188

		5,043,173
LODGING — 0.06%
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	2,000	2,102,285
3.25%, 09/15/22 (Call 06/15/22)	1,000	992,812

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	$2,250	$2,218,775
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	2,050	2,112,273
5.75%, 02/01/18	1,300	1,468,422

		8,894,567
MACHINERY — 0.09%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	2,800	2,802,585
3.90%, 05/27/21	1,000	1,108,463
5.20%, 05/27/41	3,250	3,869,911
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	1,000	998,479
Joy Global Inc.
5.13%, 10/15/21	250	277,282
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,640	1,638,197
Xylem Inc.
3.55%, 09/20/16	2,900	3,089,368

		13,784,285
MANUFACTURING — 0.33%
3M Co.
1.38%, 09/29/16	2,750	2,813,518
2.00%, 06/26/22[c]	1,500	1,476,263
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,490	1,467,469
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	107,694
Danaher Corp.
1.30%, 06/23/14	150	151,578
2.30%, 06/23/16	150	157,338
3.90%, 06/23/21 (Call 03/23/21)	2,700	3,005,919

Security	Principal (000s)	Value
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	$1,000	$1,138,450
5.38%, 03/01/41 (Call 12/01/40)	900	1,104,827
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	2,250	2,368,125
General Electric Co.
5.25%, 12/06/17	14,162	16,642,485
Harsco Corp.
2.70%, 10/15/15	1,200	1,212,449
5.75%, 05/15/18	1,500	1,646,321
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,395,942
4.88%, 09/15/41 (Call 03/15/41)	800	894,344
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	2,000	2,454,751
Pentair Finance SA
2.65%, 12/01/19[b]	1,635	1,624,637
3.15%, 09/15/22 (Call 06/15/22)[b]	1,500	1,459,090
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	500	553,888
Textron Inc.
4.63%, 09/21/16	800	864,569
5.95%, 09/21/21 (Call 06/21/21)	800	928,439
Turlock Corp.
2.75%, 11/02/22[b]	1,750	1,700,781
4.00%, 11/02/32[b]	600	599,286
Tyco Electronics Group SA
6.55%, 10/01/17	2,800	3,354,862

		49,123,025
MEDIA — 1.05%
Comcast Corp.
4.25%, 01/15/33	1,750	1,766,685

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
5.15%, 03/01/20	$7,950	$9,357,480
5.90%, 03/15/16	5,500	6,310,032
6.45%, 03/15/37	9,618	12,307,841
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	2,500	2,649,933
5.00%, 03/01/21	3,500	3,815,510
5.20%, 03/15/20	4,650	5,219,936
6.38%, 03/01/41	3,500	3,850,235
Discovery Communications LLC
4.38%, 06/15/21	2,300	2,532,518
4.95%, 05/15/42[c]	2,250	2,328,293
5.05%, 06/01/20	1,100	1,273,959
Grupo Televisa SAB
6.63%, 01/15/40	2,000	2,509,200
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,389,578
4.38%, 04/01/21	5,100	5,752,678
5.95%, 04/01/41	600	736,953
News America Inc.
6.20%, 12/15/34	8,482	10,064,049
6.90%, 03/01/19[c]	1,100	1,378,373
Scripps Networks Interactive Inc.
2.70%, 12/15/16	2,400	2,519,267
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	2,000	2,133,303
5.70%, 10/01/14	2,000	2,150,766
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[c]	5,190	5,501,435
6.55%, 05/01/37	5,743	6,578,243
6.75%, 07/01/18	4,350	5,340,029
7.50%, 04/01/14	5,250	5,628,966
8.25%, 04/01/19	2,010	2,618,386
Time Warner Inc.
4.00%, 01/15/22[c]	6,450	6,928,961
7.70%, 05/01/32	8,657	11,902,028

Security	Principal (000s)	Value
Viacom Inc.
1.25%, 02/27/15	$1,650	$1,663,185
2.50%, 12/15/16	1,000	1,044,220
3.50%, 04/01/17[c]	2,600	2,810,260
4.50%, 03/01/21	2,700	3,019,045
4.50%, 02/27/42	2,500	2,380,018
7.88%, 07/30/30	4,218	5,671,220
Walt Disney Co. (The)
1.35%, 08/16/16	4,700	4,789,635
2.35%, 12/01/22	1,250	1,222,318
3.70%, 12/01/42	1,000	966,880
3.75%, 06/01/21	3,000	3,304,129
Series E
4.13%, 12/01/41[c]	1,000	1,028,369

		155,443,916
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
1.25%, 01/15/18	725	723,874
2.50%, 01/15/23 (Call 10/15/22)	775	763,708
3.90%, 01/15/43 (Call 07/15/42)	1,400	1,385,601

		2,873,183
MINING — 0.56%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[c]	2,000	2,102,177
6.15%, 08/15/20	5,250	5,797,418
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22[c]	1,000	1,004,890
5.38%, 04/15/20[c]	1,900	2,007,539
Barrick Gold Corp.
1.75%, 05/30/14	2,000	2,026,175
2.90%, 05/30/16	1,000	1,051,032
3.85%, 04/01/22	2,500	2,569,786
Barrick North America Finance LLC
4.40%, 05/30/21	1,900	2,032,953
5.70%, 05/30/41	3,100	3,318,961

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	$4,000	$4,039,050
1.63%, 02/24/17	3,000	3,059,665
2.88%, 02/24/22	1,750	1,792,771
3.25%, 11/21/21	3,000	3,185,321
4.13%, 02/24/42	2,000	2,039,683
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	500	494,738
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,800	1,821,101
5.88%, 04/01/35	250	276,948
6.25%, 10/01/39	3,200	3,717,448
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	850	884,876
3.75%, 09/20/21	1,600	1,711,297
5.20%, 11/02/40	800	923,123
9.00%, 05/01/19	9,435	13,113,534
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (Call 02/21/42)	1,000	984,288
Southern Copper Corp.
3.50%, 11/08/22	950	946,219
6.75%, 04/16/40	2,000	2,309,889
Teck Resources Ltd.
2.50%, 02/01/18	2,155	2,194,764
4.75%, 01/15/22 (Call 10/15/21)[c]	4,500	4,867,331
5.20%, 03/01/42 (Call 09/01/41)	1,000	969,640
Vale Overseas Ltd.
4.38%, 01/11/22[c]	2,050	2,131,871
6.88%, 11/21/36	8,618	10,165,738

		83,540,226
MULTI-NATIONAL — 1.09%
African Development Bank
3.00%, 05/27/14	5,020	5,187,513

Security	Principal (000s)	Value
Corporacion Andina de Fomento
3.75%, 01/15/16	$2,100	$2,214,104
4.38%, 06/15/22	3,100	3,372,767
European Bank for Reconstruction and Development
0.75%, 09/01/17	7,500	7,488,436
European Investment Bank
1.63%, 09/01/15	250	257,324
2.13%, 07/15/16	6,000	6,299,570
2.50%, 05/16/16	7,200	7,631,809
2.88%, 09/15/20	2,000	2,165,086
3.13%, 06/04/14	14,300	14,800,843
4.00%, 02/16/21	11,200	13,018,504
4.63%, 05/15/14[c]	43,587	45,817,879
International Bank for Reconstruction and Development
0.88%, 04/17/17	5,000	5,038,210
1.00%, 09/15/16	9,200	9,352,360
1.75%, 07/15/13	5,000	5,028,255
2.13%, 03/15/16[c]	6,400	6,722,703
5.00%, 04/01/16	5,020	5,714,307
7.63%, 01/19/23	1,000	1,493,071
International Finance Corp.
1.13%, 11/23/16	8,550	8,720,360
2.75%, 04/20/15	3,000	3,152,214
Series G
3.00%, 04/22/14	3,046	3,140,288
Nordic Investment Bank
2.63%, 10/06/14	5,020	5,206,411

		161,822,014
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
4.75%, 05/15/18	1,863	1,910,110
5.25%, 01/15/37	1,100	1,123,100
Xerox Corp.
2.95%, 03/15/17[c]	800	816,749
4.50%, 05/15/21[c]	1,750	1,843,339

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
6.35%, 05/15/18	$5,020	$5,823,899

		11,517,197
OIL & GAS — 1.45%
Anadarko Petroleum Corp.
5.95%, 09/15/16	8,782	10,091,242
6.45%, 09/15/36	1,000	1,229,781
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	3,650	3,767,084
4.75%, 04/15/43 (Call 10/15/42)	3,000	3,092,681
6.00%, 01/15/37	1,000	1,205,031
BP Capital Markets PLC
2.25%, 11/01/16	2,700	2,808,116
2.50%, 11/06/22	1,750	1,692,908
3.13%, 10/01/15	800	846,530
3.20%, 03/11/16	1,500	1,596,791
3.25%, 05/06/22	1,000	1,028,544
3.56%, 11/01/21	800	847,268
3.63%, 05/08/14	2,226	2,310,205
3.88%, 03/10/15	1,755	1,865,232
4.74%, 03/11/21	2,500	2,880,149
4.75%, 03/10/19	2,100	2,423,314
Canadian Natural Resources Ltd.
5.70%, 05/15/17	8,268	9,658,529
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)[c]	1,250	1,246,061
5.70%, 10/15/19	4,500	5,455,396
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	1,000	991,910
ConocoPhillips
5.90%, 10/15/32	13,642	17,296,378
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,500	1,469,282
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[c]	1,400	1,491,056

Security	Principal (000s)	Value
4.75%, 05/15/42 (Call 11/15/41)	$1,000	$990,791
5.60%, 07/15/41 (Call 01/15/41)	900	993,904
6.30%, 01/15/19	4,950	6,040,999
Encana Corp.
5.90%, 12/01/17[c]	5,080	5,947,464
6.50%, 02/01/38	2,000	2,361,187
Ensco PLC
3.25%, 03/15/16	2,150	2,274,526
4.70%, 03/15/21	4,100	4,588,799
EOG Resources Inc.
2.50%, 02/01/16	1,500	1,563,195
2.63%, 03/15/23 (Call 12/15/22)	1,200	1,187,069
4.10%, 02/01/21	1,650	1,846,261
EQT Corp.
4.88%, 11/15/21	2,900	3,087,360
Hess Corp.
5.60%, 02/15/41	4,500	4,792,216
Husky Energy Inc.
7.25%, 12/15/19	2,850	3,673,271
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	2,000	1,940,624
6.00%, 10/01/17	1,498	1,791,602
Marathon Petroleum Corp.
3.50%, 03/01/16	150	160,274
5.13%, 03/01/21	1,100	1,280,586
6.50%, 03/01/41 (Call 09/01/40)	1,700	2,130,011
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)[c]	500	483,703
5.13%, 12/01/42 (Call 06/01/42)	1,000	930,320
Nabors Industries Inc.
9.25%, 01/15/19	1,200	1,516,718
Nexen Inc.
6.20%, 07/30/19	2,000	2,451,542
6.40%, 05/15/37	250	314,049

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
7.50%, 07/30/39	$1,000	$1,421,321
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,500	1,636,348
6.00%, 03/01/41 (Call 09/01/40)	1,300	1,548,257
Noble Holding International Ltd.
3.45%, 08/01/15	500	523,733
4.90%, 08/01/20	2,000	2,210,544
6.20%, 08/01/40[c]	1,000	1,127,938
Occidental Petroleum Corp.
2.50%, 02/01/16	1,000	1,051,879
3.13%, 02/15/22 (Call 11/15/21)	4,950	5,201,506
Series 1
4.10%, 02/01/21 (Call 11/01/20)	500	562,990
Phillips 66
2.95%, 05/01/17	1,400	1,484,432
4.30%, 04/01/22	1,500	1,647,937
5.88%, 05/01/42	2,000	2,378,558
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	2,350	2,437,840
Shell International Finance BV
1.13%, 08/21/17	1,000	1,000,965
4.00%, 03/21/14	2,700	2,799,532
4.30%, 09/22/19	3,200	3,694,305
6.38%, 12/15/38	5,451	7,512,253
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	1,800	1,892,487
Statoil ASA
1.80%, 11/23/16	1,000	1,032,176
5.10%, 08/17/40	1,500	1,751,672
5.25%, 04/15/19	5,000	6,004,365
Suncor Energy Inc.
6.10%, 06/01/18	1,451	1,761,952
6.50%, 06/15/38	4,520	5,812,704
6.85%, 06/01/39	1,226	1,637,263

Security	Principal (000s)	Value
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	$2,250	$2,332,249
7.75%, 06/01/19	2,500	3,183,003
Total Capital
2.30%, 03/15/16	1,000	1,042,797
4.45%, 06/24/20	5,000	5,767,566
Total Capital International SA
0.75%, 01/25/16	1,350	1,352,326
2.70%, 01/25/23	1,000	1,003,579
2.88%, 02/17/22	750	772,542
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	1,000	996,879
4.95%, 11/15/15	250	271,431
5.05%, 12/15/16	500	556,334
6.50%, 11/15/20	1,000	1,165,134
6.80%, 03/15/38	3,000	3,446,548
Valero Energy Corp.
9.38%, 03/15/19	4,070	5,582,818
XTO Energy Inc.
5.50%, 06/15/18	2,000	2,450,579

		215,696,701
OIL & GAS SERVICES — 0.18%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	3,400	3,578,593
5.13%, 09/15/40	750	874,989
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,000	2,225,694
5.95%, 06/01/41 (Call 12/01/40)	500	610,772
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,000	1,012,895
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)[c]	1,650	1,780,307
6.15%, 09/15/19	3,750	4,707,456

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$1,400	$1,396,553
3.95%, 12/01/42 (Call 06/01/42)	1,150	1,128,473
Weatherford International Ltd.
9.63%, 03/01/19	7,025	9,215,681

		26,531,413
PACKAGING & CONTAINERS — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	216,087
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	762,092
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)[c]	120	129,977
5.75%, 11/01/40 (Call 05/01/40)	1,200	1,370,230

		2,478,386
PHARMACEUTICALS — 1.01%
Abbott Laboratories
4.13%, 05/27/20	1,700	1,919,239
5.13%, 04/01/19	3,210	3,815,669
AbbVie Inc.
1.75%, 11/06/17[b]	3,000	3,034,735
4.40%, 11/06/42[b]	3,325	3,347,636
Allergan Inc.
3.38%, 09/15/20	3,200	3,428,014
AmerisourceBergen Corp.
5.88%, 09/15/15	4,257	4,770,934
AstraZeneca PLC
6.45%, 09/15/37	6,143	8,022,821
Bristol-Myers Squibb Co.
0.88%, 08/01/17	3,500	3,462,724
2.00%, 08/01/22	2,400	2,292,338
3.25%, 08/01/42	250	221,360
5.45%, 05/01/18	600	715,649
5.88%, 11/15/36	1,540	1,963,225

Security	Principal (000s)	Value
Cardinal Health Inc.
1.70%, 03/15/18	$1,700	$1,717,853
3.20%, 06/15/22	3,550	3,610,412
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,267,280
Eli Lilly and Co.
5.55%, 03/15/37	4,268	5,239,287
Express Scripts Holding Co.
2.75%, 11/21/14	2,500	2,579,106
3.13%, 05/15/16	2,950	3,123,251
4.75%, 11/15/21	1,900	2,139,288
6.13%, 11/15/41	1,000	1,239,990
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	100	104,395
5.65%, 05/15/18	5,009	6,067,652
6.38%, 05/15/38	2,000	2,688,063
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	6,750	6,854,604
Johnson & Johnson
2.15%, 05/15/16	1,000	1,047,510
3.55%, 05/15/21	1,300	1,437,399
5.55%, 08/15/17	800	958,123
5.95%, 08/15/37	3,950	5,288,106
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	1,275	1,259,964
4.75%, 03/01/21 (Call 12/01/20)	2,000	2,301,871
Medco Health Solutions Inc.
2.75%, 09/15/15	1,500	1,563,949
7.13%, 03/15/18	1,726	2,154,290
Merck & Co. Inc.
5.00%, 06/30/19	7,568	9,009,276
Novartis Capital Corp.
2.40%, 09/21/22	2,000	1,969,923
2.90%, 04/24/15	5,750	6,036,252
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010	2,400,886

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Pfizer Inc.
6.20%, 03/15/19	$7,970	$10,008,172
7.20%, 03/15/39	1,000	1,480,908
Sanofi
1.20%, 09/30/14	400	404,314
1.63%, 03/28/14	500	505,785
2.63%, 03/29/16	500	525,812
4.00%, 03/29/21	1,600	1,779,675
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	250	303,437
6.55%, 09/15/37	2,750	3,835,091
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,255,393
Series 2
3.65%, 11/10/21	1,100	1,162,213
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410	430,568
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	1,050	1,061,644
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,200	1,267,869
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	2,250	2,254,312
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	1,100	1,110,740
6.13%, 08/15/19	600	726,811
Wyeth LLC
5.50%, 02/01/14	6,643	6,949,888
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[b]	2,725	2,750,668
4.70%, 02/01/43 (Call 08/01/42)[b]	3,450	3,529,089

		150,395,463

Security	Principal (000s)	Value
PIPELINES — 0.65%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	$2,250	$2,191,550
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	250	267,539
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	450	507,499
6.00%, 05/15/18	2,500	2,975,217
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	2,800	3,020,442
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)[c]	1,000	1,116,160
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[c]	1,900	1,993,834
5.50%, 09/15/40 (Call 03/15/40)	250	260,498
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	4,000	4,610,501
9.70%, 03/15/19	2,362	3,199,072
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	4,000	4,082,447
Series G
5.60%, 10/15/14	11,306	12,208,706
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	1,200	1,218,824
6.95%, 01/15/38	9,472	11,911,810

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Magellan Midstream Partners LP
4.25%, 02/01/21	$2,000	$2,206,322
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	950	1,005,919
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,150	1,159,415
6.13%, 02/01/41 (Call 08/01/40)[c]	2,250	2,618,479
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	3,550	4,126,076
5.15%, 06/01/42 (Call 12/01/41)[c]	1,050	1,147,086
8.75%, 05/01/19	250	338,951
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,740	3,011,436
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	2,900	2,885,611
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	700	746,038
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	550	586,100
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,800	2,205,902
TransCanada PipeLines Ltd.
0.75%, 01/15/16	2,925	2,918,379
0.88%, 03/02/15	800	801,921
2.50%, 08/01/22	250	243,655
3.80%, 10/01/20	1,000	1,107,604
6.10%, 06/01/40	2,000	2,559,710
6.50%, 08/15/18	250	312,078

Security	Principal (000s)	Value
7.13%, 01/15/19	$2,078	$2,650,285
7.63%, 01/15/39	1,524	2,211,486
Williams Companies Inc. (The)
7.88%, 09/01/21	2,850	3,641,907
8.75%, 03/15/32[c]	619	844,732
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	1,450	1,564,432
5.25%, 03/15/20	500	573,002
6.30%, 04/15/40	2,850	3,331,256
7.25%, 02/01/17	2,300	2,766,840

		97,128,721
REAL ESTATE — 0.05%
ProLogis LP
4.50%, 08/15/17	1,800	1,982,592
6.25%, 03/15/17	600	697,126
6.88%, 03/15/20 (Call 12/16/19)	1,400	1,706,847
7.63%, 08/15/14	2,100	2,292,820

		6,679,385
REAL ESTATE INVESTMENT TRUSTS — 0.45%
American Tower Corp.
3.50%, 01/31/23	500	493,433
4.50%, 01/15/18	2,750	3,026,908
4.63%, 04/01/15	1,000	1,068,116
4.70%, 03/15/22	1,000	1,077,137
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[c]	450	478,668
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	300	328,164
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	3,100	3,084,157
5.25%, 03/15/21	1,500	1,683,816
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,789,586

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	$6,500	$7,275,244
HCP Inc.
2.70%, 02/01/14	400	406,763
3.75%, 02/01/16	200	214,276
5.38%, 02/01/21 (Call 11/03/20)	6,650	7,721,126
Health Care REIT Inc.
3.63%, 03/15/16	200	210,443
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,744,613
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,403,751
5.13%, 03/15/43 (Call 09/15/42)	850	838,967
6.50%, 03/15/41 (Call 09/15/40)	1,000	1,187,742
Healthcare Realty Trust Inc.
5.75%, 01/15/21	1,100	1,225,823
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	1,500	1,449,802
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)[c]	2,150	2,295,691
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	3,000	3,384,543
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	1,000	1,090,353
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	700	809,562
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)[c]	1,500	1,582,673
5.10%, 06/15/15	7,818	8,579,988
5.65%, 02/01/20 (Call 11/01/19)	3,100	3,709,200

Security	Principal (000s)	Value
UDR Inc.
4.25%, 06/01/18	$1,550	$1,706,462
4.63%, 01/10/22 (Call 10/10/21)	1,500	1,637,483
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	789,111
4.25%, 03/01/22 (Call 12/01/21)[c]	2,200	2,325,475
4.75%, 06/01/21 (Call 03/01/21)	500	548,615
Vornado Realty Trust
5.00%, 01/15/22	500	553,202

		66,720,893
RETAIL — 0.73%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	250	255,587
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	500	515,723
Costco Wholesale Corp.
1.70%, 12/15/19	3,000	2,997,516
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	1,500	1,482,420
4.75%, 05/18/20 (Call 12/18/19)	1,350	1,564,914
6.13%, 09/15/39	5,270	6,618,796
Darden Restaurants Inc.
4.50%, 10/15/21	2,300	2,385,033
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	3,200	3,608,636
Home Depot Inc. (The)
5.40%, 03/01/16	6,062	6,886,995
5.95%, 04/01/41 (Call 10/01/40)	1,500	1,972,801
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[c]	300	303,455

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	$2,300	$2,349,149
3.75%, 04/15/21 (Call 01/15/21)	2,000	2,152,675
3.80%, 11/15/21 (Call 08/15/21)	650	701,762
5.13%, 11/15/41 (Call 05/15/41)	800	905,986
5.80%, 04/15/40 (Call 10/15/39)	2,000	2,419,642
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	3,700	4,306,130
6.38%, 03/15/37	1,400	1,633,046
McDonald’s Corp.
2.63%, 01/15/22	1,200	1,219,664
3.63%, 05/20/21	2,000	2,199,197
3.70%, 02/15/42	1,925	1,888,500
5.35%, 03/01/18	1,702	2,029,842
5.80%, 10/15/17	200	241,716
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[c]	1,800	1,995,175
4.75%, 05/01/20[c]	1,100	1,262,333
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,206,947
QVC Inc.
5.13%, 07/02/22	1,500	1,589,691
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[c]	3,000	3,008,588
Target Corp.
2.90%, 01/15/22	1,500	1,542,811
7.00%, 01/15/38	7,232	10,184,335
TJX Companies Inc. (The)
6.95%, 04/15/19	100	124,773
Wal-Mart Stores Inc.
2.80%, 04/15/16	9,450	10,067,874
4.25%, 04/15/21	6,800	7,772,545
6.50%, 08/15/37	8,572	11,683,023

Security	Principal (000s)	Value
Walgreen Co.
1.80%, 09/15/17	$1,000	$1,010,352
3.10%, 09/15/22	1,750	1,737,335
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)[c]	1,300	1,361,340
3.88%, 11/01/20 (Call 08/01/20)[c]	900	957,454
5.30%, 09/15/19	1,500	1,736,919

		107,880,680
SAVINGS & LOANS — 0.01%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,174,802
Santander Holdings USA Inc.
4.63%, 04/19/16	550	585,000

		1,759,802
SEMICONDUCTORS — 0.15%
Analog Devices Inc.
3.00%, 04/15/16	150	159,677
Applied Materials Inc.
2.65%, 06/15/16[c]	250	262,482
4.30%, 06/15/21	800	885,790
5.85%, 06/15/41	750	896,295
Broadcom Corp.
2.38%, 11/01/15	150	156,528
2.50%, 08/15/22[b,c]	1,000	976,160
2.70%, 11/01/18	300	320,279
Intel Corp.
1.35%, 12/15/17	2,000	2,003,430
1.95%, 10/01/16	950	984,415
2.70%, 12/15/22	1,000	984,843
3.30%, 10/01/21	7,050	7,367,278
4.80%, 10/01/41	800	857,368
Texas Instruments Inc.
0.45%, 08/03/15	1,000	995,345
1.38%, 05/15/14	2,750	2,784,077
2.38%, 05/16/16	2,700	2,830,042

		22,464,009

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
SOFTWARE — 0.21%
Autodesk Inc.
1.95%, 12/15/17	$875	$868,928
BMC Software Inc.
4.25%, 02/15/22	200	200,907
Dun & Bradstreet Corp.
4.38%, 12/01/22	1,000	1,014,751
Fiserv Inc.
3.13%, 06/15/16	125	131,906
3.50%, 10/01/22 (Call 07/01/22)	1,500	1,483,285
4.75%, 06/15/21	1,000	1,082,592
Intuit Inc.
5.75%, 03/15/17	1,000	1,150,000
Microsoft Corp.
4.00%, 02/08/21	3,750	4,227,824
4.20%, 06/01/19	3,010	3,434,618
4.50%, 10/01/40	700	763,246
Oracle Corp.
2.50%, 10/15/22	2,500	2,460,251
5.25%, 01/15/16	8,307	9,354,527
5.38%, 07/15/40	4,000	4,790,587

		30,963,422
TELECOMMUNICATIONS — 1.46%
America Movil SAB de CV
2.38%, 09/08/16	700	725,808
3.13%, 07/16/22[c]	4,000	3,979,470
5.00%, 03/30/20	5,250	6,002,106
6.13%, 03/30/40	2,150	2,605,734
AT&T Inc.
2.40%, 08/15/16	10,000	10,425,767
2.95%, 05/15/16	3,500	3,692,026
3.88%, 08/15/21	7,000	7,624,381
4.45%, 05/15/21	4,200	4,741,383
5.35%, 09/01/40	4,000	4,360,742
5.55%, 08/15/41	5,750	6,474,748
BellSouth Corp.
6.00%, 11/15/34	14,242	15,894,404
British Telecommunications PLC
9.63%, 12/15/30	2,540	3,942,030

Security	Principal (000s)	Value
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	$8,018	$8,365,542
8.50%, 11/15/18	250	337,956
Cisco Systems Inc.
4.45%, 01/15/20	4,650	5,343,075
5.50%, 02/22/16	4,000	4,557,965
5.90%, 02/15/39	2,980	3,771,282
Corning Inc.
4.75%, 03/15/42	1,500	1,533,743
Deutsche Telekom International Finance BV
8.75%, 06/15/30	6,618	9,537,132
Embarq Corp.
7.08%, 06/01/16	5,532	6,364,985
8.00%, 06/01/36	500	529,316
France Telecom SA
2.75%, 09/14/16	3,400	3,545,842
4.38%, 07/08/14	2,026	2,120,600
5.38%, 07/08/19	1,626	1,893,484
8.50%, 03/01/31	1,400	1,990,058
GTE Corp.
6.84%, 04/15/18	500	621,305
Harris Corp.
4.40%, 12/15/20	1,950	2,104,741
5.00%, 10/01/15	600	655,506
Juniper Networks Inc.
3.10%, 03/15/16	1,050	1,099,725
4.60%, 03/15/21	950	1,013,159
5.95%, 03/15/41	150	163,949
Motorola Solutions Inc.
3.50%, 03/01/23	2,400	2,382,285
3.75%, 05/15/22[c]	1,000	1,006,279
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	401,138
Qwest Corp.
6.75%, 12/01/21	5,000	5,744,018
Rogers Communications Inc.
6.80%, 08/15/18	3,200	3,989,574

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Telecom Italia Capital SA
7.72%, 06/04/38	$6,148	$6,416,975
Telefonica Emisiones SAU
3.99%, 02/16/16	2,100	2,157,750
4.95%, 01/15/15	1,105	1,149,200
5.13%, 04/27/20	3,000	3,105,000
5.46%, 02/16/21	2,850	2,985,375
7.05%, 06/20/36	2,024	2,135,320
Verizon Communications Inc.
1.25%, 11/03/14	3,400	3,439,898
1.95%, 03/28/14	2,000	2,031,180
2.00%, 11/01/16	6,400	6,629,851
3.00%, 04/01/16	500	532,017
4.60%, 04/01/21	3,000	3,402,425
6.00%, 04/01/41	1,250	1,499,994
7.75%, 12/01/30	13,992	19,597,534
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	208,000
Vodafone Group PLC
2.50%, 09/26/22	2,900	2,794,565
2.95%, 02/19/23	2,000	2,000,247
4.38%, 02/19/43	4,000	3,925,488
5.63%, 02/27/17	11,257	13,094,540

		216,646,617
TEXTILES — 0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	650	673,531
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,250	1,259,207

		1,932,738
TOYS, GAMES & HOBBIES — 0.01%
Mattel Inc.
2.50%, 11/01/16	150	155,877
4.35%, 10/01/20	400	433,874
5.45%, 11/01/41 (Call 05/01/41)	350	381,558

		971,309

Security	Principal (000s)	Value
TRANSPORTATION — 0.38%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	$1,650	$1,678,252
4.70%, 10/01/19	3,600	4,196,041
6.15%, 05/01/37	4,803	6,080,381
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	800	783,627
2.85%, 12/15/21 (Call 09/15/21)[c]	950	985,920
5.55%, 03/01/19	3,600	4,363,901
Canadian Pacific Railway Co.
7.13%, 10/15/31	2,250	2,889,576
CSX Corp.
6.00%, 10/01/36	5,832	6,991,277
FedEx Corp.
2.63%, 08/01/22	2,200	2,161,401
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	2,700	2,756,405
3.25%, 12/01/21 (Call 09/01/21)[c]	2,000	2,084,819
4.84%, 10/01/41	5,407	5,968,676
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	1,300	1,319,327
2.50%, 03/01/18 (Call 02/01/18)[c]	1,750	1,795,527
3.50%, 06/01/17	700	737,505
3.60%, 03/01/16	1,000	1,046,368
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)[c]	2,250	2,476,162
4.75%, 09/15/41 (Call 03/15/41)	1,000	1,092,957
6.15%, 05/01/37	250	316,489
United Parcel Service Inc.
2.45%, 10/01/22	1,300	1,284,793
3.13%, 01/15/21	3,000	3,179,797

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
5.13%, 04/01/19	$200	$238,753
6.20%, 01/15/38	1,826	2,452,158

		56,880,112
TRUCKING & LEASING — 0.01%
GATX Corp.
3.50%, 07/15/16[c]	1,000	1,045,336
4.85%, 06/01/21	600	638,171

		1,683,507

TOTAL CORPORATE BONDS & NOTES (Cost: $3,227,759,591)		3,501,298,481

FOREIGN AGENCY OBLIGATIONS[f] — 1.23%

BRAZIL — 0.18%
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,065,843
3.50%, 02/06/17	3,000	3,077,694
3.88%, 01/27/16	5,000	5,222,919
5.38%, 01/27/21	1,500	1,638,713
5.75%, 01/20/20	6,180	6,868,871
6.75%, 01/27/41	3,250	3,759,714
7.88%, 03/15/19	2,548	3,123,697

		26,757,451
CANADA — 0.45%
British Columbia (Province of)
2.10%, 05/18/16	3,000	3,145,011
2.65%, 09/22/21	2,000	2,093,309
Export Development Canada
0.75%, 12/15/17[c]	1,000	996,531
1.50%, 05/15/14	3,000	3,044,896
Hydro-Quebec
2.00%, 06/30/16	11,350	11,827,499
Manitoba (Province of)
1.38%, 04/28/14	3,000	3,037,217
Ontario (Province of)
2.30%, 05/10/16	11,250	11,818,684
2.70%, 06/16/15	5,000	5,249,203
2.95%, 02/05/15	950	995,391
3.00%, 07/16/18	3,000	3,265,269

Security	Principal (000s)	Value
3.15%, 12/15/17[c]	$3,000	$3,285,010
4.10%, 06/16/14	5,094	5,338,872
Quebec (Province of)
7.50%, 09/15/29	8,977	13,523,163

		67,620,055
JAPAN — 0.07%
Japan Finance Corp.
2.13%, 02/07/19[c]	5,000	5,207,611
2.50%, 05/18/16	4,400	4,659,838

		9,867,449
MEXICO — 0.17%
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020	5,773,000
Petroleos Mexicanos
4.88%, 01/24/22	4,500	4,972,500
6.50%, 06/02/41	6,000	7,080,000
8.00%, 05/03/19	5,520	7,093,200

		24,918,700
SOUTH KOREA — 0.08%
Export-Import Bank of Korea (The)
5.00%, 04/11/22	250	290,927
8.13%, 01/21/14	1,240	1,317,134
Korea Development Bank (The)
1.50%, 01/22/18[c]	1,300	1,289,702
3.25%, 03/09/16	5,000	5,293,529
3.50%, 08/22/17	3,300	3,563,903

		11,755,195
SUPRANATIONAL — 0.28%
Asian Development Bank
2.50%, 03/15/16	8,600	9,125,242
2.63%, 02/09/15	5,020	5,238,724
2.75%, 05/21/14[c]	5,583	5,751,422
Inter-American Development Bank
1.38%, 10/18/16	5,000	5,145,569
2.25%, 07/15/15	6,500	6,786,028
3.88%, 10/28/41	3,000	3,198,376

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
Series E
3.88%, 09/17/19	$5,000	$5,804,458

		41,049,819

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $172,874,909)		181,968,669

FOREIGN GOVERNMENT BONDS & NOTES[f] — 1.18%

BRAZIL — 0.26%
Brazil (Federative Republic of)
4.88%, 01/22/21[c]	4,000	4,670,000
5.88%, 01/15/19[c]	2,010	2,434,110
7.13%, 01/20/37	9,142	12,890,220
8.00%, 01/15/18[c]	9,409	11,027,869
10.13%, 05/15/27	3,900	6,897,930

		37,920,129
CANADA — 0.06%
Canada (Government of)
0.88%, 02/14/17	7,200	7,261,607
2.38%, 09/10/14	1,000	1,032,464

		8,294,071
CHILE — 0.02%
Chile (Republic of)
3.25%, 09/14/21[c]	3,250	3,426,020

		3,426,020
COLOMBIA — 0.11%
Colombia (Republic of)
4.38%, 07/12/21[c]	4,200	4,725,000
6.13%, 01/18/41[c]	2,000	2,553,000
7.38%, 01/27/17	1,500	1,835,250
7.38%, 03/18/19[c]	2,000	2,586,000
7.38%, 09/18/37	2,500	3,608,750
8.25%, 12/22/14	1,000	1,135,000

		16,443,000
ISRAEL — 0.02%
Israel (State of)
5.13%, 03/26/19	3,000	3,495,000

		3,495,000

Security	Principal (000s)	Value
ITALY — 0.13%
Italy (Republic of)
5.25%, 09/20/16	$17,342	$18,675,841

		18,675,841
MEXICO — 0.28%
United Mexican States
3.63%, 03/15/22[c]	9,900	10,543,501
4.75%, 03/08/44	5,000	5,224,999
5.13%, 01/15/20[c]	4,250	4,993,750
5.63%, 01/15/17	8,752	10,108,560
6.75%, 09/27/34	8,368	11,254,960

		42,125,770
PANAMA — 0.07%
Panama (Republic of)
6.70%, 01/26/36	5,000	6,700,000
7.25%, 03/15/15	3,000	3,351,000

		10,051,000
PERU — 0.07%
Peru (Republic of)
6.55%, 03/14/37	2,000	2,732,000
7.13%, 03/30/19[c]	6,305	8,114,535

		10,846,535
POLAND — 0.09%
Poland (Republic of)
3.88%, 07/16/15	3,200	3,405,440
5.00%, 03/23/22	6,075	6,992,264
6.38%, 07/15/19	3,000	3,690,000

		14,087,704
SOUTH AFRICA — 0.04%
South Africa (Republic of)
5.50%, 03/09/20	3,000	3,442,500
6.25%, 03/08/41[c]	2,000	2,457,500

		5,900,000
SOUTH KOREA — 0.03%
Korea (Republic of)
7.13%, 04/16/19	3,000	3,884,249

		3,884,249

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $159,392,735)		175,149,319

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 1.00%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	$175	$203,336

		203,336
CALIFORNIA — 0.36%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	850	1,157,054
Series S1
7.04%, 04/01/50	2,500	3,590,225
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	2,000	2,246,240
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	4,000	5,245,120
Los Angeles Community College District GO BAB
6.75%, 08/01/49	2,000	2,849,700
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	815	1,014,822
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	900	1,212,993
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	1,600	2,246,928

Security	Principal (000s)	Value
Series A
5.72%, 07/01/39	$1,000	$1,239,810
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	325	474,234
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000	1,230,320
6.76%, 07/01/34	1,250	1,682,212
Orange County Local Transportation Authority RB Sales Tax Revenue
Series A
6.91%, 02/15/41	650	908,446
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	2,500	3,140,450
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	925	1,132,006
State of California GO
5.95%, 04/01/16	7,127	8,182,295
State of California GO BAB
7.30%, 10/01/39	7,000	9,778,790
7.55%, 04/01/39	1,000	1,454,260
7.70%, 11/01/30 (Call 11/01/20)	500	629,460
University of California Regents RB Medical Center Pooled Revenue BAB
Series F
6.58%, 05/15/49	1,000	1,320,200
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	1,000	1,237,610
5.95%, 05/15/45	900	1,109,745

		53,082,920

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
COLORADO — 0.00%
Regional Transportation District RB Sales Tax Revenue BAB
Series B
5.84%, 11/01/50	$500	$672,885

		672,885
CONNECTICUT — 0.01%
State of Connecticut GO
Series A
5.85%, 03/15/32	1,500	1,905,105

		1,905,105
GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	1,000	1,203,220
Project M, Series 2010A
6.66%, 04/01/57	750	892,425
Project P, Series 2010A
7.06%, 04/01/57	300	344,091

		2,439,736
ILLINOIS — 0.14%
Chicago Board of Education GO
Series C
6.32%, 11/01/29	500	583,355
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	2,000	2,466,160
City of Chicago GO
Series C
7.78%, 01/01/35	400	520,376

Security	Principal (000s)	Value
City of Chicago RB Port Airport & Marina Revenue BAB
Series B
6.40%, 01/01/40	$500	$654,595
City of Chicago RB Water Revenue BAB
Series B
6.74%, 11/01/40	300	412,863
State of Illinois GO
4.42%, 01/01/15	1,250	1,317,688
5.10%, 06/01/33	9,233	9,101,799
5.37%, 03/01/17	2,500	2,790,450
5.88%, 03/01/19	2,450	2,813,923

		20,661,209
INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB
Series B-2
6.12%, 01/15/40	1,000	1,324,600

		1,324,600
MARYLAND — 0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/43	1,500	1,971,315

		1,971,315
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	400	454,436
5.46%, 12/01/39	1,000	1,241,530
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.73%, 06/01/40	1,400	1,820,448

		3,516,414

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	$1,000	$1,189,110

		1,189,110
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050	1,278,385

		1,278,385
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/19 (AGM)	500	415,695
0.00%, 02/15/21 (AGM)	1,000	748,660
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	1,500	1,954,755
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	3,044	4,441,957
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	1,660	2,018,759
6.10%, 12/15/28 (Call 12/15/20)	1,000	1,171,930
Rutgers — State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40 (GOI)	900	1,127,070

		11,878,826

Security	Principal (000s)	Value
NEW YORK — 0.14%
City of New York GO BAB Series C-1
5.52%, 10/01/37	$1,000	$1,211,260
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	1,790	2,635,560
Series C-1
6.69%, 11/15/40	1,000	1,310,530
Series E
6.81%, 11/15/40	500	663,785
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	2,645	3,392,054
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000	1,245,630
New York State Dormitory Authority RB Income Tax Revenue BAB
Series D
5.60%, 03/15/40	1,500	1,875,510
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	940	1,159,020
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/51 (GOI)	2,000	2,243,680
5.65%, 11/01/40 (GOI)	2,205	2,712,878
State of New York GO BAB
5.97%, 03/01/36	1,250	1,589,900

		20,039,807

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
OHIO — 0.03%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/47	$1,300	$1,513,746
Series E
6.27%, 02/15/50	1,200	1,441,740
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	900	1,050,642
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	535	626,597

		4,632,725
PENNSYLVANIA — 0.03%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	2,500	2,913,550
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/45	1,000	1,205,040

		4,118,590
PUERTO RICO — 0.01%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,300	1,292,109

		1,292,109
TEXAS — 0.11%
City of San Antonio RB Electric Power & Light Revenues
Series C
5.99%, 02/01/39	1,000	1,312,620

Security	Principal (000s)	Value
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41	$1,285	$1,507,909
5.02%, 12/01/48	500	596,615
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/42	700	896,924
State of Texas GO BAB
Series A
4.63%, 04/01/33	1,200	1,383,072
4.68%, 04/01/40	2,000	2,313,240
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.18%, 04/01/30	5,000	6,113,950
University of Texas System Board of Regents RB College & University Revenue BAB
Series C
4.79%, 08/15/46	1,500	1,737,810

		15,862,140
UTAH — 0.00%
State of Utah GO BAB
Series B
3.54%, 07/01/25	500	540,245

		540,245
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,233,780

		1,233,780

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $126,145,858)		147,843,237

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 70.82%

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
MORTGAGE-BACKED SECURITIES — 29.24%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	$10,095	$10,508,107
2.50%, 03/01/28[g]	42,913	44,448,959
2.66%, 01/01/42[a]	3,894	4,084,730
2.97%, 05/01/42[a]	3,452	3,627,629
2.98%, 09/01/41[a]	6,406	6,722,666
3.00%, 11/01/40[a]	11,688	12,225,331
3.00%, 04/01/27	2,502	2,654,860
3.00%, 05/01/27	18,469	19,551,563
3.00%, 06/01/27	17,703	18,727,786
3.00%, 07/01/27	597	631,812
3.00%, 08/01/27	1,742	1,843,724
3.00%, 09/01/27	7,823	8,281,261
3.00%, 11/01/27	2,530	2,676,202
3.00%, 12/01/27	1,703	1,801,839
3.00%, 01/01/28	1,021	1,081,602
3.00%, 03/01/28[g]	20,106	21,086,308
3.00%, 12/01/42	52,488	54,128,533
3.00%, 01/01/43	27,840	28,701,734
3.00%, 02/01/43	23,500	24,235,752
3.00%, 03/01/43[g]	5,060	5,212,909
3.16%, 11/01/40[a]	6,997	7,342,009
3.25%, 08/01/41[a]	5,177	5,443,100
3.35%, 11/01/40[a]	10,043	10,602,681
3.43%, 11/01/41[a]	15,376	16,241,275
3.50%, 11/01/25	18,797	19,866,871
3.50%, 03/01/26	14,241	15,060,677
3.50%, 06/01/26	4,077	4,311,508
3.50%, 03/01/28[g]	12,669	13,363,815
3.50%, 03/01/32	5,691	6,029,373
3.50%, 06/01/42	28,332	29,913,375
3.50%, 10/01/42	78,831	83,538,013
3.50%, 11/01/42	7,903	8,344,055
4.00%, 05/01/25	2,733	2,905,309
4.00%, 10/01/25	14,976	15,918,230
4.00%, 02/01/26	8,458	8,992,426
4.00%, 05/01/26	10,607	11,277,702
4.00%, 03/01/28[g]	203	215,529
4.00%, 01/01/41	46,865	49,807,555

Security	Principal (000s)	Value
4.00%, 02/01/41	$11,619	$12,348,633
4.00%, 03/01/41	10,782	11,465,367
4.00%, 09/01/41	19,113	20,706,018
4.00%, 11/01/41	4,787	5,090,898
4.00%, 12/01/41	2,754	2,928,127
4.00%, 01/01/42	7,987	8,493,564
4.00%, 02/01/42	12,759	13,759,305
4.00%, 03/01/42	3,749	4,029,205
4.00%, 06/01/42	12,803	13,615,209
4.03%, 12/01/38[a]	9,110	9,634,526
4.50%, 04/01/22	9,991	10,675,988
4.50%, 05/01/23	5,681	6,062,179
4.50%, 07/01/24	4,299	4,579,771
4.50%, 08/01/24	981	1,044,513
4.50%, 09/01/24	2,544	2,710,256
4.50%, 10/01/24	2,464	2,624,235
4.50%, 08/01/30	16,845	18,099,156
4.50%, 03/01/39	13,845	14,979,714
4.50%, 05/01/39	13,865	15,025,887
4.50%, 06/01/39	14,342	15,333,931
4.50%, 09/01/39	5,470	5,849,038
4.50%, 10/01/39	21,804	23,311,784
4.50%, 11/01/39	4,867	5,203,660
4.50%, 12/01/39	12,643	13,517,021
4.50%, 01/01/40	5,697	6,090,886
4.50%, 08/01/40	18,786	20,155,152
4.50%, 11/01/40	30,666	32,902,245
4.50%, 02/01/41	6,154	6,615,642
4.50%, 05/01/41	21,143	23,477,688
5.00%, 12/01/24	14,886	15,964,703
5.00%, 08/01/25	10,731	11,684,300
5.00%, 06/01/26	2,454	2,632,134
5.00%, 06/01/33	4,170	4,510,766
5.00%, 12/01/33	14,361	15,592,294
5.00%, 07/01/35	17,394	18,793,775
5.00%, 01/01/36	11,001	11,875,924
5.00%, 01/01/37	1,158	1,249,632
5.00%, 02/01/37	968	1,045,318
5.00%, 02/01/38	5,213	5,627,874
5.00%, 03/01/38	40,846	43,946,091
5.00%, 12/01/38	5,719	6,152,607

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
5.00%, 08/01/40	$5,701	$6,149,729
5.00%, 09/01/40	20,272	21,997,778
5.00%, 08/01/41	5,123	5,629,811
5.50%, 10/01/23	3,729	4,019,938
5.50%, 09/01/24	381	409,515
5.50%, 02/01/34	15,060	16,490,171
5.50%, 05/01/35	11,121	12,135,545
5.50%, 06/01/35	7,306	7,981,476
5.50%, 05/01/36	11,197	12,180,342
5.50%, 07/01/36	22,222	24,172,760
5.50%, 03/01/38	15,373	16,683,708
5.50%, 04/01/38	4,130	4,482,267
5.50%, 01/01/39	6,520	7,131,331
5.50%, 11/01/39	9,117	10,071,600
6.00%, 10/01/36	6,603	7,382,394
6.00%, 02/01/37	8,464	9,275,363
6.00%, 11/01/37	33,524	36,687,566
6.00%, 09/01/38	593	649,474
Federal National Mortgage Association
1.97%, 02/01/36[a]	7,614	7,976,718
2.47%, 02/01/42[a]	4,063	4,234,775
2.50%, 05/01/27	12,238	12,752,040
2.50%, 10/01/27	12,249	12,764,294
2.50%, 11/01/27	27,137	28,278,028
2.50%, 02/01/28	80	83,080
2.50%, 03/01/28[g]	43,286	44,956,702
2.50%, 03/01/43[g]	11,000	10,972,500
2.78%, 08/01/41[a]	8,018	8,376,481
2.92%, 10/01/41[a]	6,921	7,241,293
3.00%, 01/01/27	24,666	25,991,662
3.00%, 06/01/27	19,284	20,332,897
3.00%, 07/01/27	13,790	14,539,306
3.00%, 08/01/27	8,581	9,115,011
3.00%, 11/01/27	25,475	27,068,523
3.00%, 03/01/28[g]	3,000	3,157,500
3.00%, 11/01/42	28,814	29,859,297
3.00%, 12/01/42	81,563	84,545,526
3.00%, 03/01/43[g]	45,000	46,589,062
3.50%, 02/01/26	17,947	19,037,317
3.50%, 04/01/26	7,771	8,242,820
3.50%, 10/01/26	9,066	9,617,436

Security	Principal (000s)	Value
3.50%, 02/01/27	$9,710	$10,300,112
3.50%, 05/01/27	9,931	10,606,412
3.50%, 03/01/28[g]	1,963	2,080,780
3.50%, 01/01/32	8,654	9,183,349
3.50%, 02/01/32	9,261	9,827,395
3.50%, 09/01/40	6,790	7,186,159
3.50%, 11/01/40	8,059	8,527,851
3.50%, 12/01/40	3,452	3,652,877
3.50%, 03/01/41	15,073	15,949,344
3.50%, 12/01/41	5,288	5,595,914
3.50%, 01/01/42	2,275	2,406,870
3.50%, 03/01/42	11,618	12,308,419
3.50%, 06/01/42	49,251	52,176,117
3.50%, 10/01/42	33,274	35,249,893
3.50%, 12/01/42	18,105	19,178,909
3.50%, 01/01/43	46,168	49,011,652
3.50%, 02/01/43	22,332	23,658,339
3.50%, 03/01/43[g]	12,000	12,690,000
3.61%, 05/01/40[a]	9,219	9,755,607
4.00%, 10/01/25	32,798	35,104,151
4.00%, 11/01/25	2,631	2,817,312
4.00%, 03/01/26	6,144	6,578,048
4.00%, 06/01/26	7,065	7,564,122
4.00%, 09/01/26	3,550	3,801,035
4.00%, 03/01/28[g]	217	232,156
4.00%, 12/01/30	10,602	11,378,528
4.00%, 01/01/31	3,542	3,801,504
4.00%, 02/01/31	3,360	3,606,044
4.00%, 10/01/31	12,298	13,198,909
4.00%, 02/01/32	13,927	14,946,838
4.00%, 12/01/39	491	523,745
4.00%, 07/01/40	53,754	57,302,431
4.00%, 09/01/40	21,136	22,550,874
4.00%, 12/01/40	40,318	43,017,406
4.00%, 02/01/41	19,806	21,460,323
4.00%, 09/01/41	9,752	10,408,316
4.00%, 10/01/41	13,149	14,166,253
4.00%, 11/01/41	22,319	24,051,759
4.00%, 12/01/41	17,227	18,386,461
4.00%, 02/01/42	13,999	14,984,455
4.00%, 03/01/42	17,242	18,682,562

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
4.00%, 10/01/42	$6,822	$7,280,955
4.00%, 03/01/43[g]	333	354,998
4.50%, 09/01/18	8,284	8,932,472
4.50%, 10/01/24	11,694	12,581,956
4.50%, 02/01/25	2,124	2,291,206
4.50%, 04/01/25	2,391	2,579,066
4.50%, 06/01/25	12,950	14,136,909
4.50%, 03/01/28[g]	579	622,515
4.50%, 08/01/31	11,509	12,451,769
4.50%, 03/01/36	6,741	7,292,436
4.50%, 09/01/39	24,937	26,839,629
4.50%, 12/01/39	10,058	10,825,780
4.50%, 08/01/40	53,991	58,278,119
4.50%, 09/01/40	33,732	36,410,365
4.50%, 01/01/41	39,260	42,377,092
4.50%, 04/01/41	7,635	8,250,998
4.50%, 05/01/41	19,997	21,777,733
4.50%, 06/01/41	7,965	8,802,020
4.50%, 07/01/41	17,452	18,859,154
4.50%, 08/01/41	27,885	30,133,676
4.50%, 09/01/41	13,077	14,339,797
4.75%, 04/01/38[a]	7,495	8,018,750
5.00%, 08/01/20	11,655	12,632,660
5.00%, 07/01/23	4,838	5,232,161
5.00%, 12/01/23	4,962	5,372,540
5.00%, 06/01/28	2,149	2,328,743
5.00%, 11/01/33	30,988	33,747,228
5.00%, 04/01/35	19,196	20,857,582
5.00%, 07/01/35	2,008	2,183,980
5.00%, 02/01/36	24,356	26,477,263
5.00%, 03/01/36	10,388	11,301,026
5.00%, 12/01/39	1,288	1,427,279
5.00%, 01/01/40	31	33,880
5.00%, 03/01/40	19,273	21,294,129
5.00%, 04/01/40	2,525	2,746,799
5.00%, 05/01/40	230	248,800
5.00%, 06/01/40	242	266,390
5.00%, 07/01/40	304	331,647
5.00%, 08/01/40	10,577	11,658,698
5.00%, 09/01/40	71	77,135
5.00%, 10/01/40	220	239,890

Security	Principal (000s)	Value
5.00%, 05/01/41	$33,001	$36,273,060
5.00%, 06/01/41	7,362	8,141,825
5.00%, 08/01/41	9,167	10,192,555
5.00%, 03/01/43[g]	210	226,930
5.50%, 12/01/19	6,571	7,178,483
5.50%, 01/01/24	8,033	8,776,212
5.50%, 02/01/30	7,736	8,439,564
5.50%, 05/01/33	13,451	14,795,360
5.50%, 11/01/33	25,193	27,711,921
5.50%, 09/01/34	37,195	40,995,484
5.50%, 05/01/37	28,144	30,671,741
5.50%, 03/01/38	17,038	18,591,218
5.50%, 06/01/38	11,248	12,256,626
5.50%, 11/01/38	9,592	10,512,438
5.50%, 07/01/40	14,665	16,239,782
5.50%, 03/01/43[g]	104	113,311
6.00%, 01/01/25	8,785	9,650,581
6.00%, 03/01/34	18,033	20,306,063
6.00%, 05/01/34	1,270	1,429,806
6.00%, 08/01/34	2,989	3,365,876
6.00%, 11/01/34	1,024	1,153,474
6.00%, 09/01/36	28,216	30,992,850
6.00%, 08/01/37	28,475	31,277,411
6.00%, 03/01/38	4,800	5,377,110
6.00%, 05/01/38	2,435	2,722,416
6.00%, 09/01/38	2,776	3,042,905
6.00%, 06/01/39	26,787	29,883,824
6.00%, 10/01/39	2,441	2,728,352
6.00%, 03/01/43[g]	4,920	5,391,244
6.50%, 08/01/36	456	509,384
6.50%, 09/01/36	2,921	3,262,991
6.50%, 10/01/36	453	506,298
6.50%, 12/01/36	508	567,640
6.50%, 07/01/37	748	835,667
6.50%, 08/01/37	28,551	31,924,875
6.50%, 10/01/37	1,395	1,557,871
6.50%, 11/01/37	327	365,995
6.50%, 12/01/37	10,220	11,389,811
6.50%, 06/01/38	477	533,622
6.50%, 10/01/39	9,493	10,613,857

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
6.50%, 05/01/40	$309	$345,273
7.00%, 04/01/37	9,674	11,115,595
Government National Mortgage Association
3.00%, 12/15/42	11,959	12,554,599
3.00%, 12/20/42	37,706	39,590,817
3.00%, 03/01/43[g]	9,294	9,729,298
3.50%, 12/15/41	14,791	15,965,712
3.50%, 02/20/42	19,796	21,242,370
3.50%, 04/20/42	18,238	19,570,523
3.50%, 08/15/42	3,229	3,505,033
3.50%, 09/15/42	4,505	4,906,773
3.50%, 09/20/42	102,511	109,999,571
3.50%, 10/15/42	1,562	1,701,303
3.50%, 11/20/42	8,129	8,722,894
3.50%, 01/15/43	19,763	21,523,925
3.50%, 03/01/43[g]	9,253	9,930,998
4.00%, 09/20/40	27,836	30,485,309
4.00%, 01/20/41	8,098	8,869,181
4.00%, 02/15/41	20,767	22,593,354
4.00%, 07/15/41	13,502	14,688,984
4.00%, 09/20/41	11,683	12,695,859
4.00%, 12/15/41	3,891	4,300,152
4.00%, 12/20/41	37,159	40,100,577
4.00%, 01/20/42	15,777	17,025,771
4.00%, 02/15/42	2,709	2,993,334
4.00%, 03/15/42	13,521	14,942,106
4.00%, 04/15/42	6,750	7,347,904
4.00%, 09/20/42	6,786	7,323,396
4.00%, 03/01/43[g]	793	855,576
4.50%, 04/15/39	5,691	6,243,489
4.50%, 08/15/39	22,861	25,080,021
4.50%, 11/20/39	10,359	11,415,523
4.50%, 01/20/40	2,753	3,032,845
4.50%, 06/15/40	15,284	16,806,041
4.50%, 07/15/40	18,907	20,789,795
4.50%, 08/15/40	13,944	15,332,360
4.50%, 08/20/40	19,084	21,076,716
4.50%, 09/15/40	25,528	28,070,374
4.50%, 10/20/40	35,673	39,398,608
4.50%, 06/20/41	35,833	39,252,949
4.50%, 09/20/41	21,269	23,298,289

Security	Principal (000s)	Value
4.50%, 12/20/41	$4,156	$4,552,902
5.00%, 12/15/36	4,622	5,085,542
5.00%, 01/15/39	20,599	22,486,067
5.00%, 07/15/39	36,065	39,436,796
5.00%, 05/15/40	14,203	15,557,243
5.00%, 07/20/40	61,133	67,919,396
5.00%, 08/20/40	20,092	22,371,687
5.50%, 03/15/36	6,350	7,005,312
5.50%, 06/20/38	10,859	11,912,397
5.50%, 03/20/39	12,193	13,375,847
5.50%, 12/15/39	4,062	4,456,267
5.50%, 01/15/40	26,318	28,872,643
6.00%, 03/15/37	22,265	25,238,550
6.00%, 09/20/38	12,895	14,849,773
6.00%, 11/15/39	5,177	5,865,028
6.50%, 10/20/38	14,299	16,232,213

		4,340,026,611
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.98%
Federal Home Loan Banks
0.38%, 01/29/14	14,450	14,472,990
3.63%, 05/29/13	49,145	49,562,143
3.88%, 06/14/13	52,750	53,311,788
5.00%, 11/17/17[c]	8,065	9,624,516
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14	84,212	84,767,058
0.88%, 03/07/18	30,000	29,936,436
1.75%, 05/30/19[c]	6,612	6,826,164
2.50%, 05/27/16[c]	42,254	44,978,711
6.25%, 07/15/32[c]	20,553	29,936,400
Federal National Mortgage Association
1.50%, 06/26/13	29,195	29,322,670
2.63%, 11/20/14[c]	105,311	109,581,961
5.00%, 04/15/15	90,290	99,225,053
5.00%, 05/11/17[c]	105,675	124,354,113
6.63%, 11/15/30	11,344	16,913,429
7.25%, 05/15/30[c]	6,857	10,765,878
Tennessee Valley Authority
4.88%, 01/15/48	8,739	10,535,380
5.50%, 07/18/17[c]	7,640	9,231,226
7.13%, 05/01/30	3,640	5,500,387

		738,846,303

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 36.60%
U.S. Treasury Bonds
2.75%, 08/15/42[c]	$4,832	$4,503,666
2.75%, 11/15/42[c]	60,000	55,845,598
3.13%, 02/15/42	2,311	2,334,272
3.75%, 08/15/41	13,497	15,343,659
3.88%, 08/15/40	10,624	12,360,917
4.25%, 11/15/40	2,144	2,651,270
4.38%, 11/15/39[c]	39,047	49,202,735
4.38%, 05/15/40	13,047	16,449,396
4.38%, 05/15/41	14,726	18,575,081
4.50%, 02/15/36[c]	13,317	16,991,958
4.50%, 08/15/39[c]	58,330	74,905,053
4.63%, 02/15/40[c]	163,390	213,942,869
4.75%, 02/15/37[c]	22,280	29,471,763
4.75%, 02/15/41[c]	69,203	92,424,759
6.25%, 05/15/30[c]	49,622	74,931,204
7.63%, 02/15/25[c]	143,723	228,273,796
8.75%, 05/15/17[c]	5,430	7,273,648
U.S. Treasury Notes
0.25%, 03/31/14	14,980	14,989,888
0.25%, 12/15/14	20,638	20,645,637
0.38%, 03/15/15	122,736	123,039,160
0.50%, 10/15/14[c]	55,429	55,683,419
0.63%, 05/31/17	56,094	56,133,826
0.63%, 08/31/17	47,571	47,501,069
0.63%, 11/30/17	12,900	12,848,915
0.75%, 09/15/13	124,633	125,039,309
0.75%, 12/31/17[c]	44,875	44,914,941
0.88%, 04/30/17	93,294	94,387,403
0.88%, 01/31/18[c]	80,000	80,471,204
1.00%, 08/31/16	63,819	65,025,184
1.00%, 09/30/16	113,275	115,418,161
1.00%, 03/31/17[c]	233,170	237,196,839
1.13%, 06/15/13[c]	77,927	78,149,095
1.25%, 09/30/15[c]	62,611	64,136,202
1.25%, 04/30/19	10,752	10,882,314
1.38%, 05/15/13[c]	73,362	73,548,338
1.50%, 03/31/19[c]	31,403	32,281,969
1.63%, 08/15/22	35,718	35,132,939
1.75%, 04/15/13[c]	4,549	4,557,916

Security	Principal (000s) or Shares	Value
1.75%, 07/31/15[c]	$96,410	$99,787,240
1.88%, 10/31/17[c]	141,494	149,160,143
2.00%, 01/31/16	96,770	101,394,645
2.00%, 04/30/16[c]	8,347	8,768,357
2.00%, 02/15/22[c]	83,211	85,270,471
2.00%, 02/15/23	20,000	20,201,599
2.13%, 05/31/15	27,114	28,238,691
2.13%, 08/15/21	51,234	53,393,003
2.38%, 09/30/14[c]	161,212	166,712,570
2.38%, 02/28/15	41,482	43,232,956
2.38%, 05/31/18[c]	45,635	49,281,688
2.50%, 03/31/15[c]	109,201	114,303,951
2.50%, 06/30/17[c]	3,516	3,798,546
2.63%, 12/31/14[c]	65,041	67,880,684
2.63%, 04/30/18	55,328	60,440,306
2.63%, 08/15/20[c]	11,417	12,450,809
3.00%, 08/31/16[c]	120,678	131,335,075
3.13%, 08/31/13[c]	239,736	243,298,477
3.13%, 01/31/17[c]	64,012	70,431,758
3.13%, 05/15/21[c]	20,303	22,823,212
3.50%, 05/15/20[c]	45,221	52,155,640
3.63%, 02/15/20[c]	257,648	299,234,961
3.63%, 02/15/21[c]	17,350	20,183,949
4.00%, 02/15/15[c]	82,427	88,465,599
4.25%, 08/15/14	5,049	5,345,982
4.25%, 08/15/15[c]	48,939	53,670,908
4.75%, 05/15/14[c]	431,566	455,168,353
7.50%, 11/15/16[c]	281,321	353,544,532
8.13%, 08/15/19[c]	164,264	236,945,882
8.88%, 08/15/17[c]	21,297	29,018,440

		5,433,403,799

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $10,128,991,373)		10,512,276,713

SHORT-TERM INVESTMENTS — 22.01%
MONEY MARKET FUNDS — 22.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,h,i]	2,785,679,489	2,785,679,489

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

February 28, 2013

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,h,i]	271,372,608	$271,372,608
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,h]	209,549,033	209,549,033

		3,266,601,130

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,266,601,130)		3,266,601,130

TOTAL INVESTMENTS IN SECURITIES —121.75%
(Cost: $17,326,036,427)		18,070,333,571
Other Assets, Less Liabilities — (21.75)%		(3,227,888,744)

NET ASSETS — 100.00%		$14,842,444,827

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2013

	iShares Core Long-Term U.S. Bond ETF	iShares Core Total U.S. Bond Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$105,272,910	$14,048,133,412
Affiliated (Note 2)	504,914	3,277,903,015

Total cost of investments	$105,777,824	$17,326,036,427

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$103,804,085	$14,791,233,317
Affiliated (Note 2)	504,914	3,279,100,254

Total fair value of investments	104,308,999	18,070,333,571
Cash	—	2,837,547
Receivables:
Investment securities sold	1,851,795	342,253,867
Interest	1,046,180	94,603,992
Capital shares sold	—	4,735,930

Total Assets	107,206,974	18,514,764,907

LIABILITIES
Payables:
Investment securities purchased	1,462,440	614,358,552
Collateral for securities on loan (Note 5)	—	3,057,052,097
Investment advisory fees (Note 2)	12,191	909,431

Total Liabilities	1,474,631	3,672,320,080

NET ASSETS	$105,732,343	$14,842,444,827

Net assets consist of:
Paid-in capital	$107,154,801	$14,029,705,478
Undistributed net investment income	500,233	22,599,422
Undistributed net realized gain (accumulated net realized loss)	(453,866)	45,842,783
Net unrealized appreciation (depreciation)	(1,468,825)	744,297,144

NET ASSETS	$105,732,343	$14,842,444,827

Shares outstanding[b]	1,700,000	134,100,000

Net asset value per share	$62.20	$110.68

[a]	Securities on loan with values of $ — and $2,981,856,118, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2013

	iShares Core Long-Term U.S. Bond ETF	iShares Core Total U.S. Bond Market ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$4,830,613	$385,833,993
Interest — affiliated (Note 2)	807	1,775,412
Securities lending income — affiliated (Note 2)	—	2,674,356

Total investment income	4,831,420	390,283,761

EXPENSES
Investment advisory fees (Note 2)	210,387	23,742,743

Total expenses	210,387	23,742,743

Net investment income	4,621,033	366,541,018

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(430,948)	14,131,691
In-kind redemptions — unaffiliated	500,512	153,524,676

Net realized gain	69,564	167,656,367

Net change in unrealized appreciation/depreciation	(5,159,364)	(82,353,366)

Net realized and unrealized gain (loss)	(5,089,800)	85,303,001

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(468,767)	$451,844,019

See notes to financial statements.

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Long-Term U.S. Bond ETF		iShares Core Total U.S. Bond Market ETF
	Year ended February 28, 2013	Year ended February 29, 2012	Year ended February 28, 2013	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,621,033	$990,480	$366,541,018	$364,495,460
Net realized gain	69,564	65,064	167,656,367	63,599,871
Net change in unrealized appreciation/depreciation	(5,159,364)	3,528,043	(82,353,366)	544,233,290

Net increase (decrease) in net assets resulting from operations	(468,767)	4,583,587	451,844,019	972,328,621

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,204,799)	(967,839)	(375,530,483)	(342,514,211)
From net realized gain	—	—	(65,553,560)	(55,725,109)

Total distributions to shareholders	(4,204,799)	(967,839)	(441,084,043)	(398,239,320)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	181,486,444	5,225,341	2,559,444,258	4,394,037,034
Cost of shares redeemed	(95,519,066)	—	(2,501,694,817)	(1,235,318,001)

Net increase in net assets from capital share transactions	85,967,378	5,225,341	57,749,441	3,158,719,033

INCREASE IN NET ASSETS	81,293,812	8,841,089	68,509,417	3,732,808,334

NET ASSETS
Beginning of year	24,438,531	15,597,442	14,773,935,410	11,041,127,076

End of year	$105,732,343	$24,438,531	$14,842,444,827	$14,773,935,410

Undistributed net investment income included in net assets at end of year	$500,233	$83,999	$22,599,422	$31,588,887

SHARES ISSUED AND REDEEMED
Shares sold	2,850,000	100,000	23,000,000	40,400,000
Shares redeemed	(1,550,000)	—	(22,500,000)	(11,400,000)

Net increase in shares outstanding	1,300,000	100,000	500,000	29,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Long-Term U.S. Bond ETF
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$61.10	$51.99	$50.52	$50.78

Income from investment operations:
Net investment income[b]	2.20	2.51	2.46	0.54
Net realized and unrealized gain (loss)[c]	1.06	9.07	1.41	(0.46)

Total from investment operations	3.26	11.58	3.87	0.08

Less distributions from:
Net investment income	(2.16)	(2.47)	(2.40)	(0.34)

Total distributions	(2.16)	(2.47)	(2.40)	(0.34)

Net asset value, end of period	$62.20	$61.10	$51.99	$50.52

Total return	5.38%	22.81%	7.78%	0.13%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$105,732	$24,439	$15,597	$5,052
Ratio of expenses to average net assets[e]	0.16%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	3.47%	4.43%	4.65%	4.83%
Portfolio turnover rate[f]	50%	12%	37%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Total U.S. Bond Market ETF
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$110.58	$105.56	$104.57	$100.08	$102.67

Income from investment operations:
Net investment income[a]	2.67	3.11	2.66	2.48	3.58
Net realized and unrealized gain (loss)[b]	0.64	5.36	2.27	5.98	(1.54)

Total from investment operations	3.31	8.47	4.93	8.46	2.04

Less distributions from:
Net investment income	(2.73)	(2.97)	(2.90)	(3.97)	(4.63)
Net realized gain	(0.48)	(0.48)	(1.04)	—	—

Total distributions	(3.21)	(3.45)	(3.94)	(3.97)	(4.63)

Net asset value, end of year	$110.68	$110.58	$105.56	$104.57	$100.08

Total return	3.02%	8.16%	4.82%	8.62%	2.08%

Ratios/Supplemental data:
Net assets, end of year (000s)	$14,842,445	$14,773,935	$11,041,127	$11,345,699	$9,657,470
Ratio of expenses to average net assets	0.16%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.40%	2.87%	2.51%	2.42%	3.58%
Portfolio turnover rate[c,d]	110%	131%	406%	488%	519%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Core ETF	Former Name	Diversification Classification
Long-Term U.S. Bond	iShares 10+ Year Government/Credit Bond Fund	Non-diversified
Total U.S. Bond Market	iShares Barclays Aggregate Bond Fund	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Core ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Long-Term U.S. Bond
Assets:
Corporate Bonds & Notes	$—	$49,496,081	$—	$49,496,081
Foreign Agency Obligations	—	1,702,221	—	1,702,221
Foreign Government Obligations	—	4,230,860	—	4,230,860
Municipal Debt Obligations	—	7,369,842	—	7,369,842
U.S. Government & Agency Obligations	—	41,005,081	—	41,005,081
Money Market Funds	504,914	—	—	504,914

	$504,914	$103,804,085	$—	$104,308,999

Total U.S. Bond Market
Assets:
Collateralized Mortgage Obligations	$—	$285,196,022	$—	$285,196,022
Corporate Bonds & Notes	—	3,501,298,481	—	3,501,298,481
Foreign Agency Obligations	—	181,968,669	—	181,968,669
Foreign Government Bonds & Notes	—	175,149,319	—	175,149,319
Municipal Debt Obligations	—	147,843,237	—	147,843,237
U.S. Government & Agency Obligations	—	10,512,276,713	—	10,512,276,713
Money Market Funds	3,266,601,130	—	—	3,266,601,130

	$3,266,601,130	$14,803,732,441	$—	$18,070,333,571

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core Total U.S. Bond Market ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Core ETF	Investment Advisory Fee
Long-Term U.S. Bond	0.12%
Total U.S. Bond Market	0.08

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

Prior to October 17, 2012, for its investment advisory services to each Fund, BFA was entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Core ETF	Investment Advisory Fee
Long-Term U.S. Bond	0.20%
Total U.S. Bond Market	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Core ETF	Securities Lending Agent Fees
Total U.S.Bond Market	$1,440,038

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Core ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Total U.S. Bond Market
PNC Funding Corp.
5.25%, 11/15/15	$9,135	$—	$—	$9,135	$10,170,187	$431,794	$—
5.40%, 06/10/14	998	—	—	998	1,059,220	49,244	—
6.70%, 06/10/19	998	—	—	998	1,269,717	63,870	—

					$12,499,124	$544,908	$—

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2013 were as follows:

	U.S. Government Obligations		Other Securities
iShares Core ETF	Purchases	Sales	Purchases	Sales
Long-Term U.S. Bond	$59,454,053	$39,486,070	$76,834,521	$25,477,628
Total U.S. Bond Market	16,671,625,552	16,359,326,850	586,016,439	98,883,293

In-kind transactions (see Note 4) for the year ended February 28, 2013 were as follows:

iShares Core ETF	In-kind Purchases	In-kind Sales
Long-Term U.S. Bond	$101,460,668	$87,193,764
Total U.S. Bond Market	1,392,416,646	1,877,203,004

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2013, attributable to the use of equalization and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Core ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Long-Term U.S. Bond	$493,010	$—	$(493,010)
Total U.S. Bond Market	157,511,573	—	(157,511,573)

The tax character of distributions paid during the years ended February 28, 2013 and February 29, 2012 was as follows:

iShares Core ETF	2013	2012
Long-Term U.S. Bond
Ordinary income	$4,204,799	$967,839

Total U.S. Bond Market
Long-term capital gain	$5,506,099	$10,626,098
Ordinary income	435,577,944	387,613,222

	$441,084,043	$398,239,320

80	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Core ETF	Undistributed Ordinary Income[a]	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses)[b]	Qualified Late-Year Losses[c]	Total
Long-Term U.S. Bond	$500,233	$—	$(93,609)	$(1,471,736)	$(357,346)	$(1,422,458)
Total U.S.Bond Market	72,560,657	1,534,169	—	741,822,742	(3,178,219)	812,739,349

[a]

Amount includes short-term gains reclassified from unrealized to realized related to a change in the tax accounting treatment for TBA transactions effective February 28, 2010. As result of the change in tax accounting, a portion of the amount reclassified was included in the Fund’s distributions for the year ended February 28, 2013 with the remaining balance to be included in distributable income in the year ending February 28, 2014. The amounts ultimately distributed to shareholders, if any, is dependent upon the operating results of the Fund during the year ending February 28, 2014.

[b]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[c]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2014.

As of February 28, 2013, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Core ETF	Non- Expiring
Long-Term U.S. Bond	$93,609

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Core ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long-Term U.S. Bond	$105,780,735	1,666,931	(3,138,667)	(1,471,736)
Total U.S. Bond Market	17,328,510,829	758,111,425	(16,288,683)	741,822,742

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Core Long-Term U.S. Bond ETF (formerly the iShares 10+ Year Government/Credit Bond Fund) and iShares Core Total U.S. Bond Market ETF (formerly the iShares Barclays Aggregate Bond Fund) (the “Funds”), at February 28, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2013

82	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the iShares Core Total U.S. Bond Market ETF designates $9,964,968 as long-term capital gain dividends for the fiscal year ended February 28, 2013.

Under Section 871(k)(1)(C) of the Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2013:

iShares Core ETF	Interest- Related Dividends
Long-Term U.S. Bond	$3,885,939
Total U.S. Bond Market	317,071,331

Under Section 871(k)(2)(C) of the Code, the iShares Core Total U.S. Bond Market ETF designates $60,047,461 as short-term capital gain dividends for the fiscal year ended February 28, 2013.

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 28, 2013:

iShares Core ETF	Federal Obligation Interest [a]
Long-Term U.S. Bond	$1,449,630
Total U.S. Bond Market	32,752,487

[a]

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TAX INFORMATION	83

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Core ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Long Term U.S. Bond	$2.16297	$—	$—	$2.16297	100%	—%	—%	100%
Total U.S. Bond Market	2.76414	0.44414	—	3.20828	86	14	—	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

84	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core Long-Term U.S. Bond ETF

Period Covered: January 1, 2010 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.13%
Greater than 1.0% and Less than 1.5%	17	2.25
Greater than 0.5% and Less than 1.0%	223	29.58
Between 0.5% and –0.5%	500	66.32
Less than –0.5% and Greater than –1.0%	13	1.72

	754	100.00%

iShares Core Total U.S. Bond Market ETF

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.16%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	4	0.32
Greater than 1.5% and Less than 2.0%	4	0.32
Greater than 1.0% and Less than 1.5%	8	0.64
Greater than 0.5% and Less than 1.0%	160	12.71
Between 0.5% and –0.5%	1,042	82.82
Less than –0.5% and Greater than –1.0%	14	1.11
Less than –1.0% and Greater than –1.5%	8	0.64
Less than –1.5% and Greater than –2.0%	4	0.32
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	2	0.16
Less than –3.5% and Greater than –4.0%	2	0.16
Less than –4.0%	3	0.24

	1,258	100.00%

SUPPLEMENTAL INFORMATION	85

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of February 28, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

86	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	87

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

88	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	89

Notes:

90	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Go paperless. . .
It’s Fast, Convenient, and Timely!
To sign up today, go to www.icsdelivery.com

iS-AR-23-0213

FEBRUARY 28, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares iBoxx $ High Yield Corporate Bond Fund | HYG | NYSE Arca
➢	iShares iBoxx $ Investment Grade Corporate Bond Fund | LQD | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

CORPORATE BOND MARKET PERFORMANCE OVERVIEW

Corporate bonds posted solid gains for the 12-month period ended February 28, 2013 (the “reporting period”) despite sluggish and uneven U.S. economic growth. Following a moderate 2.0% annual growth rate in the first quarter of 2012, the economy slowed in the second quarter of 2012, growing at an annual rate of 1.3%. The economy picked up steam in the third quarter of 2012, expanding at a 3.1% annual rate, before downshifting to a 0.1% annual growth rate in the final quarter of 2012. During the calendar year 2012, the U.S. economy grew by 2.2%, slightly higher than the 1.8% growth rate in 2011.

The key factors holding the economy in check during the reporting period included weaker consumer spending — retail sales increased by 4.5% for the reporting period, compared with an 8.1% increase for the prior 12 months — and a decline in government outlays. Both of these were influenced by continued deleveraging, as individuals sought to reduce their overall debt loads and the federal government attempted to lower its deficit spending.

On the positive side, the unemployment rate fell from 8.3% to a four-year low of 7.7% during the reporting period. The Federal Reserve (the U.S. central bank) announced in late 2012 that it would continue to keep its short-term interest rate target at its current level and maintain its economic stimulus efforts until the unemployment rate falls below 6.5% — a level last seen in October 2008. Other favorable economic data during the reporting period included a burgeoning recovery in the housing market and a decline in the inflation rate from 2.9% to 1.6%.

Corporate bonds produced solid gains due largely to investor demand for the securities — in a low interest rate environment, investors continued to seek out the relatively high yields of corporate securities. The best performing corporate bonds by maturity and by credit quality were driven by strong demand for yield. Longer-term and lower-quality bonds, which have higher yields, outperformed shorter-term and higher-rated securities. The demand for corporate bonds caused prices to increase and credit spreads to narrow.

Securities issued by financial firms (which comprised approximately one-third of the Markit iBoxx® USD Liquid Investment Grade Index and 12% of the Markit iBoxx® USD Liquid High Yield Index as of February 28, 2013) posted the best returns overall, gaining nearly 10% for the reporting period. Finance-related bonds had lagged other segments of the corporate sector over the past several years, and they were also among the higher-yielding segments of the corporate bond market.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.68%	9.15%	9.78%	8.53%	8.28%	9.25%	6.83%	6.78%	7.28%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.68%	9.15%	9.78%	50.58%	48.85%	55.67%	47.75%	47.34%	51.42%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (4/4/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

The iShares iBoxx $ High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Index is a rules-based index consisting of liquid, U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 9.68%, net of fees, while the total return for the Index was 9.78%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Communications	22.21%
Consumer Non-Cyclical	15.92
Energy	14.58
Financial	11.56
Consumer Cyclical	11.30
Industrial	5.82
Utilities	5.70
Basic Materials	5.66
Technology	5.10
Short-Term and Other Net Assets	2.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Sprint Nextel Corp., 9.00%, 11/15/18	0.60%
HCA Inc., 6.50%, 02/15/20	0.51
Intelsat (Luxembourg) SA, 11.25%, 02/04/17	0.48
First Data Corp., 12.63%, 01/15/21	0.48
Clearwire Communications LLC/Clearwire Finance Inc., 12.00%, 12/01/15	0.48
CIT Group Inc., 5.50%, 02/15/19	0.48
Springleaf Finance Corp., 6.90%, 12/15/17	0.44
DISH DBS Corp., 5.88%, 07/15/22	0.39
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 9.88%, 08/15/19	0.39
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	0.39

TOTAL	4.64%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.81%	6.25%	6.85%	7.79%	7.63%	8.29%	5.94%	5.92%	6.19%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.81%	6.25%	6.85%	45.50%	44.46%	48.93%	78.12%	77.82%	82.37%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

The iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Index is a rules-based index consisting of liquid, U.S. dollar-denominated, investment grade corporate bonds for sale in the United States, as determined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 6.81%, net of fees, while the total return for the Index was 6.85%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

Financial	34.31%
Communications	17.07
Consumer Non-Cyclical	15.90
Energy	11.86
Basic Materials	5.01
Consumer Cyclical	4.85
Industrial	4.58
Technology	3.90
Utilities	1.40
Foreign Agency Obligations	0.02
Short-Term and Other Net Assets	1.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

General Electric Capital Corp., 5.88%, 01/14/38	0.40%
Wells Fargo & Co., 5.63%, 12/11/17	0.39
HSBC Holdings PLC, 6.50%, 09/15/37	0.39
Comcast Corp., 6.95%, 08/15/37	0.39
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	0.38
Goldman Sachs Group Inc. (The), 6.15%, 04/01/18	0.38
Wachovia Bank N.A./Wells Fargo & Co., 6.60%, 01/15/38	0.37
Citigroup Inc., 8.50%, 05/22/19	0.37
Goldman Sachs Group Inc. (The), 5.25%, 07/27/21	0.35
Goldman Sachs Group Inc. (The), 6.75%, 10/01/37	0.34

TOTAL	3.76%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
iBoxx $ High Yield Corporate
Actual	$1,000.00	$1,056.60	0.50%	$2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.50	2.51
iBoxx $ Investment Grade Corporate
Actual	1,000.00	1,020.50	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.85%

ADVERTISING — 0.43%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)[a]	$15,850	$12,085,625
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	11,150	11,623,875
11.00%, 08/15/18 (Call 08/15/14)[b]	9,832	8,603,000
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[b]	8,050	8,072,776
5.88%, 02/01/22 (Call 02/01/17)[a]	12,650	13,725,250
7.88%, 04/15/18 (Call 04/15/14)[a]	10,310	11,225,012

		65,335,538
AEROSPACE & DEFENSE — 0.67%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	33,200	34,437,859
6.88%, 10/01/20 (Call 10/01/15)[a]	16,950	18,740,344
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)[a,b]	5,750	5,963,464
7.75%, 12/15/18 (Call 12/15/14)	37,679	41,296,184

		100,437,851
AIRLINES — 0.20%
Continental Airlines Inc.
6.75%, 09/15/15 (Call 04/01/13)[b]	21,980	23,051,525
Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	7,350	7,294,875

		30,346,400

Security	Principal (000s)	Value

APPAREL — 0.17%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[a]	$23,880	$25,835,175

		25,835,175
AUTO MANUFACTURERS — 0.57%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[a]	32,000	34,986,665
8.25%, 06/15/21 (Call 06/15/16)[a]	36,210	40,102,575
Jaguar Land Rover PLC
5.63%, 02/01/23 (Call 02/01/18)[a,b]	1,800	1,845,000
7.75%, 05/15/18 (Call 05/15/14)[a,b]	6,550	7,171,307
8.13%, 05/15/21 (Call 05/15/16)[b]	1,875	2,100,319

		86,205,866
AUTO PARTS & EQUIPMENT — 1.13%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	4,450	4,488,938
6.63%, 10/15/22 (Call 10/15/17)[a]	14,250	14,526,094
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)[a]	7,650	7,943,250
5.88%, 05/15/19 (Call 05/15/14)[a]	15,700	16,779,375
6.13%, 05/15/21 (Call 05/15/16)[a]	10,420	11,326,443
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	10,150	10,296,611
7.00%, 05/15/22 (Call 05/15/17)	15,670	16,322,917
8.25%, 08/15/20 (Call 08/15/15)[a]	23,845	25,788,367

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a,b]	$5,358	$5,237,445
Schaeffler Finance BV
7.75%, 02/15/17[a,b]	13,970	15,733,713
8.50%, 02/15/19 (Call 02/15/15)[a,b]	14,315	16,223,666
TRW Automotive Inc.
4.50%, 03/01/21[b]	9,225	9,340,313
7.25%, 03/15/17[a,b]	14,220	16,341,150

		170,348,282
BANKS — 5.57%
Ally Financial Inc.
3.13%, 01/15/16[a]	5,400	5,458,219
4.50%, 02/11/14	22,650	23,183,220
4.63%, 06/26/15[a]	50,490	52,904,053
5.50%, 02/15/17	33,240	35,976,127
6.25%, 12/01/17	25,160	28,111,059
6.75%, 12/01/14[a]	35,000	37,625,000
7.50%, 09/15/20[a]	46,050	55,628,400
8.00%, 12/31/18	9,525	11,295,062
8.00%, 03/15/20	37,010	45,466,785
8.30%, 02/12/15	49,700	55,343,023
BBVA International Preferred SAU
5.92%, 12/31/49 (Call 04/18/17)[c]	16,561	13,994,045
BPCE SA
12.50%, 12/31/49 (Call 09/30/19)[a,b,c]	2,000	2,400,000
CIT Group Inc.
4.25%, 08/15/17	44,550	46,067,484
4.75%, 02/15/15[a,b]	39,700	41,737,662
5.00%, 05/15/17[a]	27,800	29,644,313
5.00%, 08/15/22[a]	29,800	31,848,750
5.25%, 04/01/14[a,b]	19,750	20,544,562
5.25%, 03/15/18[a]	30,325	32,557,363
5.38%, 05/15/20[a]	8,100	8,815,213
5.50%, 02/15/19[a,b]	66,530	72,487,489
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,b,c]	20,445	18,911,625

Security	Principal (000s)	Value

8.38%, 12/31/49 (Call 10/13/19)[b,c]	$10,000	$10,950,000
Danske Bank AS
5.91%, 12/31/49 (Call 06/16/14)[a,b,c]	18,925	18,830,375
HBOS PLC
6.75%, 05/21/18[b]	16,560	18,174,600
Regions Bank
7.50%, 05/15/18	16,450	19,986,750
Resona Preferred Global Securities (Cayman) Ltd.
7.19%, 12/31/49 (Call 07/30/15)[a,b,c]	4,600	4,881,750
Royal Bank of Scotland Group PLC
5.00%, 10/01/14[a]	31,100	31,992,259
5.05%, 01/08/15[a]	17,400	17,983,944
6.13%, 12/15/22	26,550	27,811,215
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	21,015	19,649,025

		840,259,372
BEVERAGES — 0.48%
Constellation Brands Inc.
6.00%, 05/01/22[a]	20,500	22,426,145
7.25%, 09/01/16[a]	17,350	19,678,655
7.25%, 05/15/17	14,299	16,214,470
8.38%, 12/15/14	12,250	13,551,562

		71,870,832
BUILDING MATERIALS — 0.93%
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[b]	21,500	23,072,187
6.88%, 08/15/18 (Call 08/15/14)[b]	7,520	8,037,000
Hanson Ltd.
6.13%, 08/15/16[a]	8,580	9,523,800
Lafarge SA
6.20%, 07/09/15[b]	1,225	1,316,875
6.50%, 07/15/16	8,000	8,867,200

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Masco Corp.
4.80%, 06/15/15[a]	$4,000	$4,220,000
5.95%, 03/15/22[a]	7,000	7,791,000
6.13%, 10/03/16[a]	24,453	27,142,830
7.13%, 03/15/20	16,745	19,654,444
USG Corp.
6.30%, 11/15/16	9,379	9,866,373
9.75%, 01/15/18	17,885	21,014,875

		140,506,584
CHEMICALS — 2.42%
Ashland Inc.
4.75%, 08/15/22[b]	5,000	5,071,450
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a,b]	1,480	1,495,170
Celanese U.S. Holdings LLC
4.63%, 11/15/22	5,450	5,475,888
5.88%, 06/15/21[a]	8,650	9,447,422
6.63%, 10/15/18 (Call 10/15/14)	16,780	18,101,425
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[b]	5,025	5,068,969
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)[a]	15,200	15,048,000
6.63%, 04/15/20 (Call 04/15/15)[a,b]	13,150	13,018,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)[a]	23,950	24,059,770
9.00%, 11/15/20 (Call 11/15/15)[a]	14,550	13,155,625
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	9,500	9,428,750
5.50%, 06/30/16 (Call 03/04/13)[a]	1,042	1,042,000

Security	Principal (000s)	Value

8.63%, 03/15/21 (Call 09/15/15)[a]	$11,260	$12,695,650
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	19,810	21,370,037
8.38%, 02/15/19 (Call 02/15/15)[a,b]	22,250	24,391,562
9.00%, 05/15/15 (Call 05/15/13)[b]	11,900	12,578,300
Ineos Group Holdings PLC
8.50%, 02/15/16 (Call 04/02/13)[a,b]	13,650	13,795,031
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	42,400	47,265,400
5.75%, 04/15/24 (Call 01/15/24)[a]	17,700	20,570,719
6.00%, 11/15/21 (Call 08/17/21)	27,550	32,386,009
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	24,050	24,711,375
9.00%, 01/15/21 (Call 01/15/16)[a]	16,458	12,508,080
PolyOne Corp.
5.25%, 03/15/23[b]	4,125	4,166,250
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	17,500	18,125,261

		364,976,643
COAL — 1.78%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)[a]	17,660	16,017,620
6.25%, 06/01/21 (Call 06/01/16)[a]	16,990	15,068,006
9.75%, 04/15/18[a]	12,700	13,577,094
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	21,450	18,487,219

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

7.25%, 10/01/20 (Call 10/01/15)[a]	$6,930	$5,953,303
7.25%, 06/15/21 (Call 06/15/16)[a]	25,700	21,985,993
8.75%, 08/01/16 (Call 08/01/13)[a]	16,200	16,524,000
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	28,000	30,380,000
8.25%, 04/01/20 (Call 04/01/15)[a]	29,460	32,602,401
Peabody Energy Corp.
6.00%, 11/15/18[a]	30,700	32,695,500
6.25%, 11/15/21[a]	30,178	31,385,120
6.50%, 09/15/20[a]	16,020	17,031,262
7.38%, 11/01/16[a]	14,296	16,318,884

		268,026,402
COMMERCIAL SERVICES — 3.17%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)[a]	14,600	15,914,000
9.63%, 03/15/18 (Call 03/15/14)	9,070	10,022,350
Ceridian Corp.
8.88%, 07/15/19 (Call 07/15/15)[a,b]	20,250	22,680,000
11.25%, 11/15/15 (Call 04/01/13)[a]	22,250	22,750,625
Emergency Medical Services Corp.
8.13%, 06/01/19 (Call 06/01/14)	14,650	15,986,813
HDTFS Inc.
5.88%, 10/15/20 (Call 10/15/15)[b]	7,500	7,771,875
6.25%, 10/15/22 (Call 10/15/17)[a,b]	11,450	12,222,875
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)[a]	22,600	24,309,125

Security	Principal (000s)	Value

6.75%, 04/15/19 (Call 04/15/15)[b]	$2,150	$2,316,625
7.38%, 01/15/21 (Call 01/15/16)[a]	15,275	16,779,587
7.50%, 10/15/18 (Call 10/15/14)	18,625	20,301,250
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	24,850	24,764,578
7.75%, 10/01/19 (Call 10/01/15)	8,680	9,618,525
8.38%, 08/15/21 (Call 08/15/14)[a]	16,300	17,875,667
Jaguar Holding Co.
9.50%, 12/01/19 (Call 12/01/14)[a,b]	3,000	3,438,750
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[b]	22,450	24,358,250
R.R. Donnelley & Sons Co.
6.13%, 01/15/17[a]	4,650	4,847,625
7.25%, 05/15/18[a]	15,320	16,028,550
7.63%, 06/15/20[a]	12,800	12,976,000
7.88%, 03/15/21	5,275	5,248,625
8.25%, 03/15/19[a]	14,350	15,112,344
RSC Equipment Rental Inc.
8.25%, 02/01/21 (Call 02/01/16)[a]	14,895	16,682,400
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)[a,b]	17,200	17,483,800
8.00%, 02/15/20 (Call 02/15/15)[a]	12,800	13,600,000
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	7,750	8,912,500
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)[a]	18,700	20,056,498

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.13%, 06/15/23 (Call 12/15/17)[a]	$1,350	$1,414,969
7.38%, 05/15/20 (Call 05/15/16)	12,900	14,039,070
7.63%, 04/15/22 (Call 04/15/17)[a]	35,100	38,756,251
8.38%, 09/15/20 (Call 09/15/15)[a]	19,760	21,674,250
9.25%, 12/15/19 (Call 12/15/14)	16,960	19,307,900

		477,251,677
COMPUTERS — 0.81%
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[b]	2,000	1,986,666
Seagate HDD Cayman
6.88%, 05/01/20 (Call 05/01/15)	11,445	12,289,069
7.00%, 11/01/21 (Call 05/01/16)[a]	20,200	21,883,333
7.75%, 12/15/18 (Call 12/15/14)	26,215	28,593,466
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)[a,b]	17,150	17,578,750
7.38%, 11/15/18 (Call 11/15/13)[a]	18,625	19,986,953
7.63%, 11/15/20 (Call 11/15/15)[a]	18,360	19,886,175

		122,204,412
DISTRIBUTION & WHOLESALE — 0.81%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a,b]	13,000	13,029,792
8.13%, 04/15/19 (Call 04/15/15)[a,b]	32,440	36,570,238
10.50%, 01/15/21 (Call 01/15/16)[b]	14,325	14,790,562
11.00%, 04/15/20 (Call 04/15/16)[a,b]	14,600	17,568,666

Security	Principal (000s)	Value

11.50%, 07/15/20 (Call 10/15/16)[a,b]	$24,000	$27,600,000
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[a,b]	12,325	13,033,688

		122,592,946
DIVERSIFIED FINANCIAL SERVICES — 4.76%
Aircastle Ltd.
6.25%, 12/01/19	2,250	2,418,750
6.75%, 04/15/17[a]	17,200	18,935,482
9.75%, 08/01/18 (Call 08/01/14)[a]	13,175	15,026,613
CNH Capital LLC
3.88%, 11/01/15	7,120	7,315,800
6.25%, 11/01/16[a]	16,470	18,137,587
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)[a]	12,250	12,709,375
6.38%, 11/15/19 (Call 11/15/15)[a]	21,025	21,892,281
6.75%, 06/01/16	9,350	9,969,437
General Motors Financial Co. Inc.
4.75%, 08/15/17[a,b]	17,484	18,343,631
6.75%, 06/01/18[a]	4,315	4,962,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16 (Call 03/18/13)[a]	21,400	22,290,803
8.00%, 01/15/18 (Call 01/15/14)[a]	39,895	42,737,519
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[b,c]	11,000	10,395,000
International Lease Finance Corp.
4.88%, 04/01/15[a]	22,000	23,017,500
5.65%, 06/01/14	23,000	24,025,416
5.75%, 05/15/16	29,130	31,287,441
5.88%, 04/01/19[a]	28,000	30,051,610
5.88%, 08/15/22[a]	16,750	17,889,000
6.25%, 05/15/19[a]	28,600	31,295,550

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.50%, 09/01/14[b]	$28,500	$30,357,695
6.75%, 09/01/16[b]	17,600	19,922,820
7.13%, 09/01/18[b]	10,350	12,127,123
8.25%, 12/15/20[a]	26,330	32,254,250
8.63%, 09/15/15	30,400	34,630,668
8.63%, 01/15/22[a]	11,500	14,576,250
8.75%, 03/15/17[a]	41,800	49,459,850
8.88%, 09/01/17[a]	27,000	32,366,250
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)[a,b]	4,500	4,612,500
7.88%, 10/01/20 (Call 10/01/16)[a,b]	9,000	9,765,000
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[b]	11,600	11,629,000
9.50%, 10/15/20 (Call 10/15/16)[b]	13,575	13,710,750
Springleaf Finance Corp.
6.90%, 12/15/17	68,280	66,871,725
Series I
5.40%, 12/01/15[a]	22,450	22,468,708

		717,453,634
ELECTRIC — 5.26%
AES Corp. (The)
7.38%, 07/01/21 (Call 06/01/21)[a]	20,975	23,649,312
7.75%, 10/15/15[a]	25,550	28,616,000
8.00%, 10/15/17	30,971	35,771,505
8.00%, 06/01/20	13,500	15,626,250
9.75%, 04/15/16	12,000	14,290,000
Calpine Construction Finance Co. LP
8.00%, 06/01/16 (Call 06/01/13)[b]	25,675	26,958,750
Calpine Corp.
7.25%, 10/15/17 (Call 10/15/13)[b]	25,463	27,043,827
7.50%, 02/15/21 (Call 11/01/15)[b]	39,372	42,669,405

Security	Principal (000s)	Value

7.88%, 07/31/20 (Call 07/31/15)[a,b]	$29,578	$32,387,910
7.88%, 01/15/23 (Call 01/15/17)[a,b]	21,269	23,413,623
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	10,620	11,151,000
7.25%, 10/15/21 (Call 07/15/21)	20,640	22,107,504
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)[a]	44,192	50,268,400
10.00%, 12/01/20 (Call 12/01/15)[b]	25,350	28,772,250
11.75%, 03/01/22 (Call 03/01/17)[a,b]	44,470	51,325,793
GenOn Energy Inc.
9.50%, 10/15/18[a]	21,660	25,721,250
9.88%, 10/15/20 (Call 10/15/15)	15,400	17,710,000
InterGen NV
9.00%, 06/30/17 (Call 04/02/13)[a,b]	32,720	31,247,600
Ipalco Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	13,000	13,881,768
7.25%, 04/01/16[a,b]	8,645	9,682,415
NRG Energy Inc.
6.63%, 03/15/23 (Call 09/15/17)[a,b]	14,100	15,004,750
7.63%, 01/15/18	27,580	31,556,118
7.63%, 05/15/19 (Call 05/15/14)	12,120	13,013,850
7.88%, 05/15/21 (Call 05/15/16)[a]	35,150	39,368,000
8.25%, 09/01/20 (Call 09/01/15)[a]	17,305	19,569,070
8.50%, 06/15/19 (Call 06/15/14)[a]	21,405	23,786,306

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

PPL Capital Funding Inc. Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	$10,000	$10,622,135
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	7,250	7,923,308
6.00%, 09/01/21[a]	10,475	11,744,465
6.50%, 12/15/20	15,360	17,644,800
RRI Energy Inc.
7.63%, 06/15/14[a]	10,800	11,556,000
7.88%, 06/15/17[a]	19,720	21,913,850
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a,b]	38,600	28,915,156
15.00%, 04/01/21 (Call 10/01/15)	30,400	7,600,000

		792,512,370
ELECTRONICS — 0.36%
313 Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[b]	16,850	16,449,812
Flextronics International Ltd.
4.63%, 02/15/20[b]	2,825	2,849,719
5.00%, 02/15/23[b]	7,800	7,839,000
Jabil Circuit Inc.
4.70%, 09/15/22	1,000	1,010,000
NXP BV/NXP Funding LLC
5.75%, 02/15/21 (Call 02/15/17)[a,b]	5,075	5,176,500
9.75%, 08/01/18 (Call 08/01/14)[b]	18,660	21,272,400

		54,597,431
ENTERTAINMENT — 0.61%
AMC Entertainment Inc.
8.75%, 06/01/19 (Call 06/01/14)[a]	10,369	11,345,587
9.75%, 12/01/20 (Call 12/01/15)	18,220	20,919,293

Security	Principal (000s)	Value

Cinemark USA Inc.
5.13%, 12/15/22 (Call 12/15/17)[b]	$3,500	$3,513,125
8.63%, 06/15/19 (Call 06/15/14)	1,000	1,112,500
Mohegan Tribal Gaming Authority
10.50%, 12/15/16 (Call 04/01/13)[a,b]	10,900	10,774,442
Pinnacle Entertainment Inc.
8.63%, 08/01/17 (Call 08/01/13)	12,250	13,030,937
Regal Entertainment Group
9.13%, 08/15/18 (Call 08/15/14)	1,500	1,686,495
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[b]	3,650	3,774,708
11.50%, 10/01/18 (Call 10/01/14)	22,690	26,263,675

		92,420,762
ENVIRONMENTAL CONTROL — 0.08%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a,b]	8,525	8,638,666
5.25%, 08/01/20 (Call 08/01/16)	3,055	3,139,013

		11,777,679
FOOD — 1.35%
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)[b]	4,300	4,386,000
8.50%, 02/01/15 (Call 04/01/13)	30,560	30,712,800
Dean Foods Co.
7.00%, 06/01/16[a]	13,390	14,737,369
9.75%, 12/15/18 (Call 12/15/14)[a]	2,955	3,345,060
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)[a]	31,250	32,462,500

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	$21,400	$23,112,000
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)[a]	23,100	25,167,450
7.75%, 07/01/17[a]	9,120	10,473,750
SUPERVALU Inc.
7.50%, 11/15/14 (Call 04/01/13)[a]	11,700	11,738,025
8.00%, 05/01/16[a]	21,500	21,479,844
U.S. Foodservice Inc.
8.50%, 06/30/19 (Call 06/30/14)[a,b]	25,400	26,670,000

		204,284,798
FOREST PRODUCTS & PAPER — 0.03%
UPM-Kymmene Corp. OYJ
5.63%, 12/01/14[b]	5,000	5,250,000

		5,250,000
GAS — 0.45%
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[b]	10,700	11,097,077
7.50%, 11/30/16	50,850	56,108,215

		67,205,292
HEALTH CARE — PRODUCTS — 1.17%
Alere Inc.
8.63%, 10/01/18 (Call 10/01/14)[a]	13,465	14,121,419
9.00%, 05/15/16 (Call 05/15/13)[a]	10,275	10,797,312
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)[b]	44,950	47,647,000
6.50%, 10/01/20 (Call 10/01/15)[a,b]	14,150	14,521,438
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)[a]	10,750	11,475,625

Security	Principal (000s)	Value

Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)[a,b]	$16,725	$17,686,687
Kinetic Concepts Inc.
10.50%, 11/01/18 (Call 11/01/15)[a,b]	40,700	43,905,125
12.50%, 11/01/19 (Call 11/01/15)[a,b]	16,490	16,164,781

		176,319,387
HEALTH CARE — SERVICES — 5.94%
Apria Healthcare Group Inc.
11.25%, 11/01/14 (Call 04/01/13)[a]	15,490	15,967,608
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)[a]	39,800	41,765,125
Community Health Systems Inc.
7.13%, 07/15/20 (Call 07/15/16)	26,400	28,429,500
8.00%, 11/15/19 (Call 11/15/15)	47,250	52,152,187
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)	29,050	30,311,859
6.38%, 11/01/18 (Call 11/01/13)	19,075	20,350,641
6.63%, 11/01/20 (Call 11/01/14)[a]	15,150	16,464,803
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[b]	19,800	21,417,001
5.88%, 01/31/22[a,b]	11,550	12,733,875
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[a,b]	17,900	19,511,000
6.50%, 09/15/18[b]	5,810	6,554,406
6.88%, 07/15/17[a]	17,000	19,507,500
HCA Holdings Inc.
6.25%, 02/15/21[a]	7,700	8,105,625
7.75%, 05/15/21 (Call 11/15/15)	33,980	37,394,990

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

HCA Inc.
5.75%, 03/15/14	$4,000	$4,150,794
5.88%, 03/15/22[a]	37,500	40,429,687
5.88%, 05/01/23[a]	27,250	28,194,019
6.38%, 01/15/15[a]	19,000	20,377,358
6.50%, 02/15/16[a]	29,350	32,077,105
6.50%, 02/15/20[a]	68,580	76,772,862
7.25%, 09/15/20 (Call 03/15/15)	36,560	40,549,610
7.50%, 02/15/22[a]	46,605	53,637,364
7.88%, 02/15/20 (Call 08/15/14)	35,260	39,032,820
8.00%, 10/01/18[a]	18,750	21,906,249
8.50%, 04/15/19 (Call 04/15/14)	39,000	43,152,892
Health Management Associates Inc.
6.13%, 04/15/16[a]	4,000	4,396,000
7.38%, 01/15/20 (Call 01/15/16)[a]	26,840	29,322,700
Tenet Healthcare Corp.
4.50%, 04/01/21[a,b]	8,025	7,914,405
4.75%, 06/01/20[a,b]	13,100	13,214,625
6.25%, 11/01/18	25,460	28,175,734
8.00%, 08/01/20 (Call 08/01/15)[a]	21,660	23,622,938
8.88%, 07/01/19 (Call 07/01/14)	25,050	28,306,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)[a]	27,440	29,251,040

		895,150,822
HOME BUILDERS — 0.64%
Centex Corp.
6.50%, 05/01/16[a]	11,500	13,148,333
K Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[b]	9,250	10,167,292

Security	Principal (000s)	Value

Lennar Corp.
4.75%, 12/15/17 (Call 09/15/17)	$10,325	$10,715,414
4.75%, 11/15/22 (Call 08/15/22)[b]	3,000	2,902,500
12.25%, 06/01/17	11,275	15,051,550
Standard Pacific Corp.
8.38%, 05/15/18[a]	13,075	15,395,812
8.38%, 01/15/21[a]	8,920	10,592,500
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	16,280	18,050,450

		96,023,851
HOUSEHOLD PRODUCTS & WARES — 2.36%
Jarden Corp.
7.50%, 05/01/17[a]	12,980	14,667,400
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[a]	38,250	39,445,313
6.88%, 02/15/21 (Call 02/15/16)[a]	29,850	31,815,124
7.13%, 04/15/19 (Call 10/15/14)	41,540	44,577,612
7.88%, 08/15/19 (Call 08/15/15[a]	43,010	47,499,169
8.25%, 02/15/21 (Call 02/15/16)	28,350	29,200,500
8.50%, 05/15/18 (Call 05/15/14)	21,460	22,550,883
9.00%, 04/15/19 (Call 10/15/14)[a]	34,975	36,789,328
9.88%, 08/15/19 (Call 08/15/15)	53,271	58,198,567
Spectrum Brands Escrow Corp.
6.38%, 11/15/20 (Call 11/15/16)[b]	7,600	8,084,500
6.63%, 11/15/22 (Call 11/15/17)[b]	3,250	3,510,000

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Spectrum Brands Inc.
9.50%, 06/15/18 (Call 06/15/14)[a]	$17,261	$19,551,678

		355,890,074
INSURANCE — 0.10%
Hartford Financial Services Group Inc.
8.13%, 06/15/68 (Call 06/15/18)[c]	13,442	15,861,560

		15,861,560
INTERNET — 0.53%
Equinix Inc.
4.88%, 04/01/20	500	500,000
5.38%, 04/01/23	5,850	5,850,000
7.00%, 07/15/21 (Call 07/15/16)	16,150	17,724,625
8.13%, 03/01/18 (Call 03/01/14)	21,490	23,844,945
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	15,350	17,182,406
10.13%, 07/01/20 (Call 07/01/16)[a]	12,575	14,665,594

		79,767,570
IRON & STEEL — 1.00%
ArcelorMittal SA
4.25%, 08/05/15	4,000	4,132,467
5.00%, 02/25/17	7,000	7,287,292
6.00%, 03/01/21	4,000	4,218,311
6.13%, 06/01/18	7,000	7,526,024
6.75%, 02/25/22	5,000	5,499,938
10.35%, 06/01/19	11,350	14,322,139
Commercial Metals Co.
6.50%, 07/15/17	12,836	13,943,105
7.35%, 08/15/18	13,800	15,197,250
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/15/16)[a,b]	11,050	11,851,125
6.75%, 04/01/15 (Call 04/01/13)[a]	12,820	12,836,025

Security	Principal (000s)	Value

United States Steel Corp.
6.05%, 06/01/17[a]	$11,000	$11,476,666
7.00%, 02/01/18[a]	9,290	9,859,013
7.38%, 04/01/20[a]	15,200	15,668,666
7.50%, 03/15/22 (Call 03/15/17)[a]	7,500	7,659,375
7.63%, 05/15/20 (Call 05/15/15)[a]	10,800	9,598,500

		151,075,896
LEISURE TIME — 0.21%
Sabre Holdings Corp.
8.35%, 03/15/16[a]	1,750	1,898,750
Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[b]	16,400	17,835,000
Travelport LLC
9.88%, 09/01/14 (Call 04/01/13)[a]	12,000	11,513,333

		31,247,083
LODGING — 3.44%
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)	18,190	19,493,859
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	11,550	11,943,996
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)[a]	27,150	26,561,749
9.00%, 02/15/20 (Call 02/15/16)[b]	39,550	39,055,625
12.75%, 04/15/18 (Call 04/15/14)[a]	18,745	14,136,855
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)[a]	19,240	20,689,013

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)[a]	$87,547	$56,971,864
10.75%, 02/01/16 (Call 04/01/13)[a]	14,600	13,286,000
11.25%, 06/01/17 (Call 06/01/13)	54,660	58,111,096
MGM Resorts International
5.88%, 02/27/14[a]	11,000	11,409,063
6.63%, 07/15/15	24,500	26,433,751
6.63%, 12/15/21[a]	14,000	14,481,250
6.75%, 10/01/20[b]	17,850	18,714,011
7.50%, 06/01/16[a]	12,520	13,756,600
7.63%, 01/15/17[a]	21,250	23,375,000
7.75%, 03/15/22[a]	26,400	29,026,800
8.63%, 02/01/19[a]	19,950	22,876,665
10.00%, 11/01/16[a]	10,100	12,006,375
11.38%, 03/01/18[a]	15,470	19,423,137
Wynn Las Vegas LLC
5.38%, 03/15/22 (Call 03/15/17)[a]	23,250	24,412,500
7.75%, 08/15/20 (Call 08/15/15)[a]	38,420	42,943,955

		519,109,164
MACHINERY — 0.50%
Case New Holland Inc.
7.88%, 12/01/17[a]	32,850	38,475,562
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)[a]	16,150	18,215,855
9.50%, 02/15/18 (Call 02/15/14)[a]	7,080	7,835,200
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	10,200	10,562,100

		75,088,717
MANUFACTURING — 0.96%
Bombardier Inc.
4.25%, 01/15/16[a,b]	3,375	3,501,563
5.75%, 03/15/22[a,b]	15,050	15,253,932
6.13%, 01/15/23[b]	16,725	17,143,125

Security	Principal (000s)	Value

7.50%, 03/15/18[a,b]	$17,400	$19,688,100
7.75%, 03/15/20[b]	18,570	21,096,846
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	26,060	28,405,400
SPX Corp.
6.88%, 09/01/17[a]	15,550	17,377,125
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a,b]	22,425	22,318,481

		144,784,572
MEDIA — 8.31%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	8,475	8,424,150
7.75%, 07/15/21 (Call 07/15/16)[a]	1,000	1,133,333
Cablevision Systems Corp.
5.88%, 09/15/22[a]	12,950	12,561,500
7.75%, 04/15/18	12,500	13,781,250
8.00%, 04/15/20[a]	15,600	17,324,124
8.63%, 09/15/17[a]	27,050	31,378,000
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	12,300	12,008,183
5.25%, 09/30/22 (Call 09/30/17)	5,000	4,954,167
5.75%, 09/01/23[b]	9,900	9,900,000
6.50%, 04/30/21 (Call 04/30/15)[a]	32,580	34,722,135
6.63%, 01/31/22 (Call 01/31/17)[a]	47,050	50,887,516
7.00%, 01/15/19 (Call 01/15/14)[a]	27,625	29,779,750
7.25%, 10/30/17 (Call 10/30/13)[a]	28,730	30,992,487
7.38%, 06/01/20 (Call 12/01/15)	20,620	22,779,945

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

7.88%, 04/30/18 (Call 04/30/13)[a]	$23,750	$25,318,490
8.13%, 04/30/20 (Call 04/30/15)	19,550	21,822,688
Cengage Learning Acquisitions Inc.
10.50%, 01/15/15 (Call 04/01/13)[a,b]	12,225	3,056,250
11.50%, 04/15/20 (Call 04/15/16)[a,b]	16,790	13,264,100
12.00%, 06/30/19 (Call 06/30/15)[a,b]	21,350	7,259,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 09/15/15)[b]	18,675	19,287,773
8.63%, 11/15/17 (Call 04/05/13)[b]	24,020	25,677,380
Clear Channel Communications Inc.
5.50%, 09/15/14[a]	8,750	8,513,459
9.00%, 12/15/19 (Call 07/15/15)[a,b]	45,375	42,255,469
9.00%, 03/01/21 (Call 03/01/16)[a]	35,190	31,920,261
10.75%, 08/01/16 (Call 04/01/13)[a]	22,620	16,814,199
11.25%, 03/01/21 (Call 03/01/16)[b]	8,700	8,681,875
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[b]	39,900	41,496,000
Series A
7.63%, 03/15/20 (Call 03/15/15)	1,000	1,025,000
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	44,680	46,135,080
CSC Holdings LLC
6.75%, 11/15/21	22,050	24,103,406
8.63%, 02/15/19[a]	14,170	16,894,773

Security	Principal (000s)	Value

DISH DBS Corp.
4.63%, 07/15/17[a]	$24,900	$25,647,000
5.00%, 03/15/23[b]	6,000	5,951,250
5.88%, 07/15/22	56,000	59,126,665
6.75%, 06/01/21	50,480	56,201,065
7.13%, 02/01/16[a]	40,834	45,427,825
7.75%, 05/31/15	20,500	22,771,017
7.88%, 09/01/19[a]	31,280	36,949,500
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[a,b]	18,750	19,875,000
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[a,b]	17,850	18,727,626
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a,b]	20,300	19,894,000
7.75%, 10/15/18 (Call 10/15/14)[a]	26,040	28,850,151
Quebecor Media Inc.
5.75%, 01/15/23[b]	19,050	19,431,000
7.75%, 03/15/16 (Call 04/01/13)	476	484,330
Sinclair Television Group
6.13%, 10/01/22 (Call 10/01/17)[a,b]	10,150	10,809,750
Sirius XM Radio Inc.
5.25%, 08/15/22 (Call 08/15/17)[a,b]	11,075	11,250,354
8.75%, 04/01/15[b]	19,620	21,892,649
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (Call 01/15/18)[b]	12,300	12,453,750
7.50%, 03/15/19 (Call 03/15/15)[a,b]	12,500	13,588,334
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[a,b]	27,750	29,935,313
6.88%, 05/15/19 (Call 05/15/15)[b]	28,400	30,364,334

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

7.88%, 11/01/20 (Call 11/01/15)[a,b]	$17,130	$18,900,099
8.50%, 05/15/21 (Call 11/15/15)[a,b]	26,150	28,503,500
Videotron Ltee
5.00%, 07/15/22[a]	21,550	22,034,875
9.13%, 04/15/18 (Call 04/15/13)	23,850	25,102,125
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)[b]	15,600	16,926,000
XM Satellite Radio Inc.
7.63%, 11/01/18 (Call 11/01/14)[b]	15,630	17,206,024

		1,252,455,279
MINING — 2.20%
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)[a]	13,450	14,251,755
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	20,500	21,307,187
6.38%, 02/01/16 (Call 04/02/13)[a,b]	16,200	16,827,750
6.88%, 02/01/18 (Call 02/01/14)[a,b]	24,850	26,185,687
6.88%, 04/01/22 (Call 04/01/17)[a,b]	21,350	22,631,000
7.00%, 11/01/15 (Call 04/02/13)[a,b]	40,000	41,850,000
8.25%, 11/01/19 (Call 11/01/15)[a,b]	33,270	36,486,101
Inmet Mining Corp.
7.50%, 06/01/21 (Call 12/01/16)[a,b]	13,050	13,909,125
8.75%, 06/01/20 (Call 06/01/16)[b]	29,690	32,213,650

Security	Principal (000s)	Value

Novelis Inc.
8.38%, 12/15/17 (Call 12/15/13)[a]	$22,850	$24,982,666
8.75%, 12/15/20 (Call 12/15/15)[a]	32,190	35,972,325
Vulcan Materials Co.
6.50%, 12/01/16[a]	13,050	14,583,375
7.00%, 06/15/18[a]	13,650	15,561,000
7.50%, 06/15/21	13,250	15,502,500

		332,264,121
OFFICE & BUSINESS EQUIPMENT — 0.47%
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18 (Call 12/15/14)[a]	13,362	14,819,293
8.50%, 04/01/19 (Call 04/01/15)	31,960	35,355,750
12.54%, 10/12/17 (Call 04/01/13)[a]	19,482	20,918,798

		71,093,841
OIL & GAS — 9.49%
Antero Resources Finance Corp.
6.00%, 12/01/20 (Call 12/01/15)[b]	7,000	7,227,500
7.25%, 08/01/19 (Call 08/01/14)	4,400	4,741,000
9.38%, 12/01/17 (Call 12/01/13)	825	898,219
Berry Petroleum Co.
6.38%, 09/15/22 (Call 03/15/17)[a]	18,000	18,959,999
Bill Barrett Corp.
7.00%, 10/15/22 (Call 10/15/17)[a]	8,620	8,881,473
7.63%, 10/01/19 (Call 10/01/15)[a]	8,800	9,269,727
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 04/15/17)[a]	7,300	7,847,500
7.63%, 11/15/22 (Call 05/15/17)[b]	2,750	2,956,250

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

8.25%, 09/01/21 (Call 09/01/16)[a]	$12,970	$14,591,250
Chesapeake Energy Corp.
6.13%, 02/15/21[a]	36,430	38,666,398
6.50%, 08/15/17[a]	11,250	12,375,000
6.63%, 08/15/20[a]	27,850	30,426,125
6.78%, 03/15/19 (Call 04/14/13)[a]	28,000	28,945,000
6.88%, 08/15/18 (Call 08/15/13)[a]	8,000	8,460,000
7.25%, 12/15/18[a]	20,260	22,851,592
9.50%, 02/15/15[a]	32,806	36,999,699
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)[b]	21,660	22,228,575
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[a]	14,250	14,755,875
5.50%, 04/01/23 (Call 10/01/17)[a]	12,000	12,430,000
6.50%, 01/15/22 (Call 01/15/17)	13,030	14,108,233
7.00%, 01/15/21 (Call 01/15/16)[a]	22,160	24,464,640
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	31,521	33,883,934
7.13%, 04/01/21 (Call 04/01/16)	14,954	16,866,866
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	13,400	13,138,700
6.38%, 08/15/21 (Call 08/15/16)	12,680	13,878,260
8.25%, 02/15/20 (Call 02/15/15)	20,090	22,513,356
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)[a]	18,600	20,979,251

Security	Principal (000s)	Value

EP Energy LLC/EP Energy Finance Inc. Series WI
9.38%, 05/01/20 (Call 05/01/16)[a]	$46,215	$52,611,156
EP Energy LLC/Everest Acquisition Finance Inc. Series WI
6.88%, 05/01/19 (Call 05/01/15)[a]	16,000	17,360,000
Forest Oil Corp.
7.25%, 06/15/19 (Call 04/01/13)[a]	24,585	24,742,071
7.50%, 09/15/20 (Call 09/15/16)[a,b]	11,050	11,811,661
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[b]	21,875	23,481,445
9.75%, 07/15/20 (Call 07/15/16)[b]	14,945	16,495,544
Kodiak Oil & Gas Corp.
8.13%, 12/01/19 (Call 12/01/15)[a]	4,250	4,781,250
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	10,200	11,040,276
9.50%, 02/15/19 (Call 02/15/15)	15,100	17,056,708
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[a,b]	38,450	39,106,853
6.50%, 05/15/19 (Call 05/15/15)[a]	19,750	20,416,562
7.75%, 02/01/21 (Call 09/15/15)	23,860	25,709,150
8.63%, 04/15/20 (Call 04/15/15)	31,995	35,364,473
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	25,000	25,819,085
6.50%, 03/15/21 (Call 03/15/15)[a,b]	1,600	1,688,000

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Newfield Exploration Co.
5.63%, 07/01/24	$25,350	$26,395,687
5.75%, 01/30/22[a]	17,000	18,238,571
6.88%, 02/01/20 (Call 02/01/15)[a]	17,435	18,677,244
7.13%, 05/15/18 (Call 05/15/13)	17,106	17,795,586
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	7,050	7,614,000
6.88%, 01/15/23 (Call 07/15/17)	7,950	8,672,125
7.25%, 02/01/19 (Call 02/01/15)	10,265	11,077,646
Offshore Group Investments Ltd.
7.50%, 11/01/19 (Call 11/01/15)[a,b]	26,100	26,817,750
11.50%, 08/01/15 (Call 04/01/13)[a]	24,786	27,016,740
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	15,000	16,539,845
6.50%, 11/15/20 (Call 11/15/15)[a]	20,750	23,064,202
6.63%, 05/01/21 (Call 05/01/16)	23,460	26,021,051
6.75%, 02/01/22 (Call 02/01/17)[a]	20,650	23,370,637
6.88%, 02/15/23 (Call 02/15/18)[a]	35,250	40,468,258
7.63%, 06/01/18 (Call 06/01/13)	7,975	8,370,427
8.63%, 10/15/19 (Call 10/15/14)	14,370	16,343,309
10.00%, 03/01/16 (Call 03/22/13)	12,150	12,800,025
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)[a]	10,270	10,899,038

Security	Principal (000s)	Value

QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	$7,650	$7,896,234
5.38%, 10/01/22 (Call 07/01/22)[a]	20,260	21,129,492
Quicksilver Resources Inc.
8.25%, 08/01/15 (Call 04/01/13)[a]	7,300	7,008,000
11.75%, 01/01/16 (Call 07/01/13)[a]	18,560	18,583,200
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)[a]	11,800	12,055,667
5.75%, 06/01/21 (Call 06/01/16)	7,500	7,995,000
6.75%, 08/01/20 (Call 08/01/15)	14,000	15,271,666
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a,b]	47,820	50,593,560
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)[a]	21,670	22,780,587
7.50%, 02/15/23 (Call 08/15/17)[a]	16,100	16,864,750
8.00%, 06/01/18 (Call 06/01/13)[a,b]	18,225	19,204,594
8.13%, 10/15/22 (Call 04/15/17)	19,250	20,597,500
8.75%, 01/15/20 (Call 01/15/15)[a]	11,375	12,228,125
SM Energy Co.
6.50%, 01/01/23 (Call 07/01/17)	7,677	8,310,353
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	11,500	11,945,625
5.38%, 10/01/22 (Call 10/01/17)[a]	14,125	14,666,458
WPX Energy Inc.
5.25%, 01/15/17	14,200	14,803,500

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.00%, 01/15/22 (Call 10/15/21)[a]	$17,090	$17,901,775

		1,430,846,883
OIL & GAS SERVICES — 0.49%
CGGVeritas
6.50%, 06/01/21 (Call 06/01/16)[a]	16,760	17,401,484
7.75%, 05/15/17 (Call 04/02/13)[a]	14,685	15,130,139
Oil States International Inc.
5.13%, 01/15/23 (Call 01/15/18)[b]	3,200	3,198,000
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)[a]	12,050	12,893,500
7.13%, 12/15/21 (Call 12/15/16)[a]	22,310	24,568,888

		73,192,011
PACKAGING & CONTAINERS — 1.59%
Ardagh Packaging Finance PLC
4.88%, 11/15/22 (Call 11/15/17)[b]	3,300	3,250,500
7.00%, 11/15/20 (Call 11/15/16)[a,b]	8,875	8,886,094
7.38%, 10/15/17 (Call 10/15/14)[b]	14,200	15,584,500
7.38%, 10/15/17 (Call 10/15/14)[a,b]	2,150	2,340,812
9.13%, 10/15/20 (Call 10/15/15)[b]	15,676	17,165,220
Ball Corp.
5.00%, 03/15/22	19,700	20,507,700
5.75%, 05/15/21 (Call 11/15/15)	12,600	13,545,000
6.75%, 09/15/20 (Call 03/15/15)	11,530	12,683,000
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)[a]	11,350	12,589,042

Security	Principal (000s)	Value

9.75%, 01/15/21 (Call 01/15/16)[a]	$22,650	$26,122,999
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	19,950	21,645,750
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	13,900	13,598,833
Rock-Tenn Co.
4.90%, 03/01/22[b]	10,800	11,637,000
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[a,b]	5,750	6,255,208
7.88%, 06/15/17 (Call 06/15/13)[a]	8,189	8,623,017
8.13%, 09/15/19 (Call 09/15/15)[a,b]	19,510	21,834,942
8.38%, 09/15/21 (Call 09/15/16)[a,b]	20,920	23,744,200

		240,013,817
PHARMACEUTICALS — 1.46%
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)[a]	9,050	9,789,838
7.00%, 12/15/20 (Call 12/15/15)	7,150	7,717,531
7.25%, 01/15/22 (Call 07/15/16)[a]	13,000	14,111,500
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)	24,935	27,359,929
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[b]	7,450	8,027,375
6.50%, 07/15/16 (Call 07/15/13)[a,b]	21,550	22,546,687
6.75%, 10/01/17 (Call 10/01/14)[b]	14,400	15,594,000

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.75%, 08/15/21 (Call 02/15/16)[a,b]	$17,120	$18,461,066
6.88%, 12/01/18 (Call 12/01/14)[a,b]	17,850	19,315,187
7.00%, 10/01/20 (Call 10/01/15)[a,b]	20,985	22,880,208
7.25%, 07/15/22 (Call 07/15/16)[a,b]	14,650	16,121,105
VPI Escrow Corp.
6.38%, 10/15/20 (Call 10/15/16)[a,b]	35,550	38,305,125

		220,229,551
PIPELINES — 2.82%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)[a]	13,400	13,232,500
6.13%, 07/15/22 (Call 01/15/17)[a]	16,380	17,490,159
Atlas Pipeline Partners LP
5.88%, 08/01/23 (Call 02/01/18)[b]	10,625	10,571,875
El Paso Corp.
7.00%, 06/15/17[a]	23,015	26,093,256
7.25%, 06/01/18[a]	12,400	14,089,500
8.25%, 02/15/16	3,800	4,216,605
Energy Transfer Equity LP
7.50%, 10/15/20	42,880	49,026,132
Enterprise Products Operating LLC
Series A
8.38%, 08/01/66 (Call 08/01/16)[a,c]	3,788	4,327,790
Series B
7.03%, 01/15/68 (Call 01/15/18)[a,c]	20,530	23,404,200
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a,b]	19,240	21,164,000
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16[a]	9,845	10,681,825

Security	Principal (000s)	Value

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	$2,000	$1,950,000
5.50%, 02/15/23 (Call 08/15/17)	19,725	20,612,625
6.25%, 06/15/22 (Call 12/15/16)[a]	13,341	14,408,280
6.50%, 08/15/21 (Call 02/15/16)	1,601	1,727,746
6.75%, 11/01/20 (Call 11/01/15)	8,640	9,433,800
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	26,740	29,211,330
9.63%, 06/01/19 (Call 06/01/15)[b]	15,100	17,516,000
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)[a]	6,100	6,374,500
6.50%, 07/15/21 (Call 07/15/16)	13,500	14,658,750
6.88%, 12/01/18 (Call 12/01/14)	22,680	24,494,400
Rockies Express Pipeline LLC
3.90%, 04/15/15[a,b]	12,000	12,026,255
5.63%, 04/15/20[a,b]	18,290	16,972,491
6.00%, 01/15/19[a,b]	10,525	10,251,350
6.85%, 07/15/18[a,b]	10,350	10,460,976
Sabine Pass Liquefaction LLC
5.63%, 02/01/21[a,b]	9,825	10,117,195
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 05/01/23 (Call 11/01/17)[a,b]	6,100	6,253,720
6.38%, 08/01/22 (Call 02/01/17)[a]	10,450	11,367,482

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.88%, 02/01/21 (Call 02/01/16)[a]	$12,400	$13,516,000

		425,650,742
REAL ESTATE — 0.46%
Realogy Corp.
7.63%, 01/15/20 (Call 01/15/16)[b]	14,670	16,519,108
7.88%, 02/15/19 (Call 02/15/15)[a,b]	16,150	17,522,750
9.00%, 01/15/20 (Call 01/15/16)[b]	800	918,000
11.50%, 04/15/17 (Call 04/15/13)[a]	4,225	4,502,266
13.38%, 04/15/18 (Call 04/15/13)[a]	6,526	7,031,765
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	21,535	23,074,752

		69,568,641
REAL ESTATE INVESTMENT TRUSTS — 0.67%
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[a,b]	4,250	4,271,250
6.75%, 06/01/19 (Call 06/01/15)	15,020	16,090,175
10.00%, 10/01/14	1,141	1,287,904
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	3,300	3,536,500
5.88%, 06/15/19 (Call 06/15/15)[a]	18,100	19,828,550
6.00%, 11/01/20 (Call 11/01/15)	14,470	15,953,175
9.00%, 05/15/17 (Call 05/15/13)[a]	7,050	7,469,357
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	10,300	10,943,750
6.75%, 10/15/22 (Call 10/15/15)	19,000	20,995,000

		100,375,661

Security	Principal (000s)	Value

RETAIL — 3.31%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[a]	$10,350	$11,169,375
7.00%, 05/20/22 (Call 05/20/17)[a]	26,560	28,729,068
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)	12,730	13,493,800
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	2,289	2,060,100
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)[a]	18,360	20,921,220
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	8,550	8,541,450
9.00%, 03/15/19 (Call 03/15/15)[a,b]	25,700	28,269,874
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	8,100	6,529,950
Limited Brands Inc.
5.63%, 02/15/22[a]	20,650	21,837,375
6.63%, 04/01/21[a]	19,490	22,023,700
6.90%, 07/15/17	17,562	20,130,442
7.00%, 05/01/20[a]	12,160	14,009,333
8.50%, 06/15/19	14,050	17,228,813
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	16,155	17,600,296
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 12/01/13)[b]	3,000	3,300,000
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)[a]	10,300	10,158,375
7.38%, 05/15/20 (Call 05/15/15)	2,451	2,748,184

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

QVC Inc.
5.13%, 07/02/22	$10,000	$10,530,900
7.38%, 10/15/20 (Call 04/15/15)[b]	14,014	15,553,759
7.50%, 10/01/19 (Call 10/01/14)[b]	28,900	31,862,250
Rite Aid Corp.
7.50%, 03/01/17 (Call 04/01/13)	13,800	14,208,250
8.00%, 08/15/20 (Call 08/15/15)	15,500	17,566,666
9.25%, 03/15/20 (Call 03/15/16)[a]	22,300	24,976,000
9.50%, 06/15/17 (Call 04/01/13)[a]	14,535	15,258,116
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	13,100	13,804,125
6.88%, 11/15/19 (Call 11/15/15)	22,400	24,892,000
Sears Holdings Corp.
6.63%, 10/15/18[a]	24,495	23,515,200
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.38%, 08/01/21 (Call 08/01/16)	17,207	18,712,612
7.50%, 10/01/18 (Call 10/01/14)[a]	11,395	12,296,800
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[a]	11,750	11,456,250
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 12/01/13)	15,175	16,009,625

		499,393,908
SEMICONDUCTORS — 0.99%
Advanced Micro Devices Inc.
7.50%, 08/15/22[a,b]	12,000	10,270,000
7.75%, 08/01/20 (Call 08/01/15)[a]	12,050	10,493,541

Security	Principal (000s)	Value

8.13%, 12/15/17 (Call 12/15/13)[a]	$12,620	$12,075,763
Amkor Technology Inc.
6.63%, 06/01/21 (Call 06/01/15)[a]	10,425	10,503,188
Freescale Semiconductor Inc.
8.05%, 02/01/20 (Call 06/01/15)[a]	15,800	16,520,875
8.88%, 12/15/14 (Call 04/01/13)[a]	1,586	1,601,860
9.25%, 04/15/18 (Call 04/15/14)[a,b]	34,700	38,170,000
10.13%, 12/15/16 (Call 04/01/13)[a]	12,678	13,042,492
10.13%, 03/15/18 (Call 03/15/14)[a,b]	17,499	19,391,079
10.75%, 08/01/20 (Call 08/01/15)	14,930	16,676,810

		148,745,608
SHIPBUILDING — 0.21%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)[a]	17,485	18,998,545
7.13%, 03/15/21 (Call 03/15/16)[a]	11,460	12,484,238

		31,482,783
SOFTWARE — 2.83%
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	18,100	19,163,375
7.63%, 07/15/17 (Call 07/15/13)	15,200	16,381,192
7.88%, 07/15/20 (Call 07/15/14)	14,830	16,767,169
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	35,788	36,593,230
7.38%, 06/15/19 (Call 06/15/15)[a,b]	46,950	49,150,781

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

8.25%, 01/15/21 (Call 01/15/16)[a,b]	$47,902	$48,907,942
8.88%, 08/15/20 (Call 08/15/15)[a,b]	10,000	11,050,000
9.88%, 09/24/15 (Call 04/01/13)[a]	13,158	13,483,788
11.25%, 03/31/16 (Call 04/01/13)[a]	55,475	54,890,532
11.25%, 01/15/21 (Call 01/15/16)[a,b]	15,250	15,516,875
12.63%, 01/15/21 (Call 01/15/16)[a]	68,282	72,805,682
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[b]	10,400	10,842,000
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)[a]	22,000	24,685,833
11.50%, 07/15/18 (Call 07/15/15)[a]	19,670	23,013,900
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	13,650	13,803,563

		427,055,862
STORAGE & WAREHOUSING — 0.20%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	27,800	29,746,000

		29,746,000
TELECOMMUNICATIONS — 12.94%
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	27,690	26,340,112
9.75%, 11/01/15 (Call 04/01/13)[a]	16,035	15,724,322
10.13%, 11/01/15 (Call 04/01/13)[a]	21,310	20,830,525
CenturyLink Inc.
5.80%, 03/15/22[a]	29,850	30,288,422
6.00%, 04/01/17	9,900	10,729,125

Security	Principal (000s)	Value

6.45%, 06/15/21[a]	$33,000	$35,163,315
Cincinnati Bell Inc.
8.25%, 10/15/17 (Call 10/15/13)[a]	13,850	14,732,938
8.38%, 10/15/20 (Call 10/15/15)[a]	12,944	13,704,460
8.75%, 03/15/18 (Call 03/15/14)[a]	13,920	14,198,400
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 04/01/13)[b]	67,020	72,632,925
12.00%, 12/01/17 (Call 12/01/14)[b]	13,650	16,040,115
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a,b]	31,710	34,392,136
Cricket Communications Inc.
7.75%, 05/15/16 (Call 04/01/13)[a]	25,313	26,665,980
7.75%, 10/15/20 (Call 10/15/15)[a]	37,850	38,613,760
Crown Castle International Corp.
5.25%, 01/15/23[b]	29,350	30,083,750
7.13%, 11/01/19 (Call 11/01/14)[a]	16,750	18,389,106
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[b]	21,050	22,523,500
10.50%, 04/15/18 (Call 04/15/14)[a,b]	25,700	28,302,125
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	10,000	9,975,000
8.25%, 09/01/17 (Call 09/01/13)[b]	24,450	25,733,625
12.00%, 04/01/14 (Call 04/01/13)[b]	5,000	5,356,000
Embarq Corp.
7.08%, 06/01/16	12,250	14,075,700

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Frontier Communications Corp.
7.13%, 03/15/19[a]	$12,000	$12,930,000
7.13%, 01/15/23[a]	15,500	15,916,563
8.13%, 10/01/18[a]	12,950	14,677,500
8.25%, 04/15/17[a]	20,170	23,024,055
8.50%, 04/15/20[a]	26,015	29,299,394
8.75%, 04/15/22[a]	29,360	32,919,900
Hughes Satellite Systems Corp.
6.50%, 06/15/19	22,820	24,987,900
7.63%, 06/15/21	26,390	30,084,600
Intelsat (Luxembourg) SA
11.25%, 02/04/17 (Call 04/01/13)	68,680	72,960,337
Intelsat Jackson Holdings SA
6.63%, 12/15/22 (Call 12/15/17)[a,b]	17,100	17,185,500
7.25%, 04/01/19 (Call 04/01/15)[a]	33,840	36,280,991
7.25%, 10/15/20 (Call 10/15/15)[a]	43,470	46,559,474
7.50%, 04/01/21 (Call 04/01/16)[a]	27,665	29,935,834
8.50%, 11/01/19 (Call 11/01/14)[a]	12,000	13,340,000
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)[a]	17,700	20,461,200
Level 3 Financing Inc.
7.00%, 06/01/20 (Call 06/01/16)[b]	17,800	18,663,300
8.13%, 07/01/19 (Call 07/01/15)[a]	20,880	22,628,700
8.63%, 07/15/20 (Call 01/15/16)[a]	21,020	23,342,710
9.38%, 04/01/19 (Call 04/01/15)[a]	15,330	17,188,763
10.00%, 02/01/18 (Call 02/01/14)	15,350	16,936,166
Lynx I Corp.
5.38%, 04/15/21 (Call 04/15/17)[a,b]	3,225	3,305,625

Security	Principal (000s)	Value

Lynx II Corp.
6.38%, 04/15/23 (Call 04/15/18)[a,b]	$900	$930,375
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)[a]	23,270	24,297,759
7.88%, 09/01/18 (Call 09/01/14)[a]	25,665	27,654,037
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)[a]	30,350	21,188,094
8.88%, 12/15/19 (Call 12/15/14)[a]	13,410	10,012,800
10.00%, 08/15/16 (Call 08/15/13)[a]	22,210	19,433,750
Nokia OYJ
5.38%, 05/15/19[a]	22,250	21,526,875
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 12/01/14)[a]	11,700	13,396,500
Qwest Communications International Inc.
7.13%, 04/01/18 (Call 04/01/13)[a]	17,440	18,137,600
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)[b]	12,800	13,216,000
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[b]	12,008	12,488,320
Sprint Nextel Corp.
6.00%, 12/01/16[a]	38,250	41,254,373
6.00%, 11/15/22[a]	29,000	29,300,356
7.00%, 03/01/20[b]	15,950	18,641,562
7.00%, 08/15/20	35,650	38,769,375
8.38%, 08/15/17[a]	26,670	30,902,428
9.00%, 11/15/18[a,b]	72,970	90,467,600
9.13%, 03/01/17[a]	36,100	42,596,415
11.50%, 11/15/21[a]	27,720	37,976,400

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 05/15/14)[b]	$23,450	$24,432,815
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	32,200	34,514,375
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	22,720	24,992,000
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	21,150	22,802,344
Virgin Media Finance PLC
4.88%, 02/15/22	16,100	16,271,063
5.25%, 02/15/22[a]	13,400	13,561,916
8.38%, 10/15/19 (Call 10/15/14)[a]	16,050	17,887,725
West Corp.
7.88%, 01/15/19 (Call 11/15/14)[a]	17,200	17,995,500
8.63%, 10/01/18 (Call 10/01/14)[a]	12,990	13,845,175
11.00%, 10/15/16 (Call 04/01/13)[a]	11,600	12,100,250
Wind Acquisition Finance SA
7.25%, 02/15/18 (Call 11/15/13)[b]	5,400	5,553,563
7.25%, 02/15/18 (Call 11/15/13)[a,b]	34,900	35,892,469
11.75%, 07/15/17 (Call 07/15/13)[b]	43,635	45,980,381
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)[a,b]	10,850	10,633,000
7.00%, 03/15/19 (Call 04/01/13)	9,980	10,194,570
7.50%, 06/01/22 (Call 06/01/17)[a]	11,350	12,002,625
7.50%, 04/01/23 (Call 04/01/16)[a]	16,750	17,487,000

Security	Principal (000s) or Shares	Value

7.75%, 10/15/20 (Call 10/15/15)[a]	$23,915	$25,687,271
7.88%, 11/01/17[a]	26,200	29,676,179

		1,950,824,693
TRANSPORTATION — 0.52%
CEVA Group PLC
8.38%, 12/01/17 (Call 12/01/13)[a,b]	21,300	21,992,250
11.50%, 04/01/18 (Call 04/01/14)[a,b]	13,720	12,450,900
12.75%, 03/31/20 (Call 03/31/15)[a,b]	19,600	15,827,000
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	26,325	27,783,845

		78,053,995

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,103,822,647)		14,753,012,038

SHORT-TERM INVESTMENTS — 20.85%

MONEY MARKET FUNDS — 20.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	264,496,161	264,496,161
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	2,715,091,758	2,715,091,758
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	164,819,071	164,819,071

		3,144,406,990

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,144,406,990)		3,144,406,990

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 118.70%
(Cost: $17,248,229,637)	$17,897,419,028
Other Assets, Less Liabilities — (18.70)%	(2,819,929,090)

NET ASSETS — 100.00%	$15,077,489,938

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.88%

ADVERTISING — 0.23%
Omnicom Group Inc.
3.63%, 05/01/22	$28,608	$29,182,926
4.45%, 08/15/20	15,455	16,969,436
5.90%, 04/15/16	7,747	8,759,048

		54,911,410
AEROSPACE & DEFENSE — 1.56%
Boeing Co. (The)
4.88%, 02/15/20	11,503	13,557,390
General Dynamics Corp.
1.00%, 11/15/17	16,000	15,856,827
2.25%, 11/15/22 (Call 08/15/22)	14,935	14,290,640
L-3 Communications Corp.
4.75%, 07/15/20	7,023	7,718,972
5.20%, 10/15/19[a]	19,090	21,715,200
Lockheed Martin Corp.
3.35%, 09/15/21[a]	24,854	25,995,651
4.07%, 12/15/42[b]	8,000	7,334,134
4.25%, 11/15/19	11,072	12,421,954
Raytheon Co.
2.50%, 12/15/22[a]	25,000	24,413,875
3.13%, 10/15/20	11,295	11,915,660
United Technologies Corp.
1.80%, 06/01/17	26,789	27,583,669
3.10%, 06/01/22	32,354	33,833,131
4.50%, 04/15/20	22,575	26,080,333
4.50%, 06/01/42	44,439	47,838,139
5.38%, 12/15/17	9,888	11,732,099
5.70%, 04/15/40	20,790	26,130,951
6.13%, 02/01/19	26,469	33,001,549
6.13%, 07/15/38	10,500	13,770,225

		375,190,399
AGRICULTURE — 1.96%
Altria Group Inc.
2.85%, 08/09/22[a]	32,000	31,378,358
4.25%, 08/09/42	10,438	9,900,583
4.75%, 05/05/21	20,084	22,557,786
9.25%, 08/06/19[a]	15,458	21,487,599

Security	Principal (000s)	Value

9.70%, 11/10/18	$44,104	$61,398,427
9.95%, 11/10/38	18,685	30,760,873
10.20%, 02/06/39	29,137	49,157,100
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	14,955	16,929,618
5.77%, 03/01/41	730	875,053
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	18,673	22,688,130
8.13%, 06/23/19[a]	953	1,220,002
Philip Morris International Inc.
1.13%, 08/21/17	8,500	8,465,626
2.50%, 05/16/16[a]	21,710	22,842,394
2.50%, 08/22/22	14,100	13,885,277
2.90%, 11/15/21	11,795	12,123,659
3.88%, 08/21/42[a]	3,625	3,401,258
4.38%, 11/15/41	10,500	10,654,210
4.50%, 03/26/20	19,089	21,939,831
5.65%, 05/16/18	42,887	51,599,567
6.38%, 05/16/38	22,140	28,611,190
Reynolds American Inc.
3.25%, 11/01/22	17,381	17,212,262
4.75%, 11/01/42	12,835	12,551,513
7.63%, 06/01/16	104	124,129

		471,764,445
AUTO MANUFACTURERS — 0.39%
Daimler Finance North America LLC
8.50%, 01/18/31	21,500	33,215,780
Ford Motor Co.
4.75%, 01/15/43	30,225	28,625,862
7.45%, 07/16/31[a]	24,750	31,670,718

		93,512,360
BANKS — 23.16%
Abbey National Treasury Services PLC
4.00%, 04/27/16[a]	17,243	18,352,358
American Express Bank FSB
6.00%, 09/13/17	10,940	13,120,451
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17	12,500	12,772,366

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Bank of America Corp.
3.63%, 03/17/16	$22,820	$24,195,761
3.88%, 03/22/17	12,339	13,298,999
5.00%, 05/13/21[a]	50,210	56,646,922
5.42%, 03/15/17	780	867,703
5.63%, 10/14/16[a]	2,100	2,372,725
5.63%, 07/01/20	43,670	51,083,127
5.65%, 05/01/18[a]	33,180	38,456,811
5.70%, 01/24/22	52,660	62,327,955
5.75%, 08/15/16	3,160	3,494,098
5.75%, 12/01/17	27,300	31,566,826
5.88%, 01/05/21	13,655	16,229,447
5.88%, 02/07/42	5,871	7,135,367
6.00%, 09/01/17	15,815	18,366,341
6.50%, 08/01/16	56,400	65,029,296
7.63%, 06/01/19	13,650	17,421,700
Series 1
3.75%, 07/12/16	35,300	37,700,400
Bank of America N.A.
5.30%, 03/15/17	20,500	22,986,129
6.00%, 10/15/36	6,895	8,396,731
Bank of Montreal
1.40%, 09/11/17	9,000	9,011,846
2.50%, 01/11/17[a]	29,555	30,922,016
2.55%, 11/06/22 (Call 10/06/22)[a]	15,000	14,724,081
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16[a]	19,440	20,294,388
2.40%, 01/17/17 (Call 12/18/16)	5,000	5,231,026
3.55%, 09/23/21 (Call 08/23/21)	15,920	17,122,883
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)[a]	3,000	2,998,165
2.55%, 01/12/17	23,321	24,459,531
2.90%, 03/29/16[a]	22,386	23,679,389
4.38%, 01/13/21[a]	10,516	11,989,765
Barclays Bank PLC
5.00%, 09/22/16[a]	11,737	13,217,056

Security	Principal (000s)	Value

5.13%, 01/08/20	$39,605	$45,418,677
5.14%, 10/14/20[a]	16,999	18,013,874
6.75%, 05/22/19	33,314	41,328,959
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	14,648	14,812,091
2.15%, 03/22/17 (Call 02/22/17)	21,435	22,125,314
3.20%, 03/15/16 (Call 02/16/16)[a]	6,355	6,775,876
BNP Paribas SA
2.38%, 09/14/17	19,500	19,895,167
3.25%, 03/03/23	15,000	14,862,796
3.60%, 02/23/16	40,636	43,249,573
5.00%, 01/15/21[a]	51,470	58,658,645
Capital One Financial Corp.
3.15%, 07/15/16[a]	22,302	23,768,189
4.75%, 07/15/21	18,500	20,973,696
6.15%, 09/01/16	297	342,144
6.75%, 09/15/17[a]	8,767	10,633,927
Citigroup Inc.
3.38%, 03/01/23	10,000	10,098,208
3.95%, 06/15/16	45,238	48,603,029
4.45%, 01/10/17	48,338	53,309,046
4.50%, 01/14/22[a]	48,651	54,065,997
5.38%, 08/09/20[a]	33,012	38,755,263
5.50%, 02/15/17	43,870	49,233,691
5.85%, 08/02/16[a]	549	624,264
5.85%, 12/11/34	1,000	1,161,853
5.88%, 02/22/33	2,250	2,462,904
5.88%, 05/29/37	24,000	28,582,399
5.88%, 01/30/42[a]	20,850	25,355,143
6.00%, 08/15/17	14,855	17,390,224
6.13%, 11/21/17	30,264	35,800,009
6.13%, 05/15/18[a]	19,575	23,395,975
6.13%, 08/25/36	30,410	34,489,602
6.63%, 06/15/32	7,250	8,587,045
6.88%, 03/05/38	34,550	46,030,015
8.13%, 07/15/39	54,505	81,293,117
8.50%, 05/22/19[a]	65,984	88,266,137

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Commonwealth Bank of Australia/New York
1.90%, 09/18/17	$10,675	$10,915,641
Credit Suisse New York
4.38%, 08/05/20	25,130	28,352,588
5.30%, 08/13/19	23,602	27,873,870
5.40%, 01/14/20	20,070	22,535,264
6.00%, 02/15/18[a]	17,708	20,424,922
Deutsche Bank AG London
6.00%, 09/01/17	46,684	55,632,100
Fifth Third Bancorp
8.25%, 03/01/38[a]	16,060	22,467,779
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	50,420	53,613,436
3.63%, 01/22/23[a]	12,000	12,120,396
5.25%, 07/27/21	74,045	84,249,512
5.38%, 03/15/20	35,582	40,890,005
5.63%, 01/15/17	8,610	9,681,871
5.75%, 10/01/16	9,290	10,598,369
5.75%, 01/24/22	37,050	43,513,743
5.95%, 01/18/18	22,660	26,480,567
5.95%, 01/15/27	5,000	5,539,590
6.00%, 06/15/20	24,000	28,580,460
6.13%, 02/15/33[a]	21,000	24,699,675
6.15%, 04/01/18[a]	77,586	91,659,480
6.25%, 09/01/17[a]	50,620	59,600,849
6.25%, 02/01/41[a]	48,582	59,111,663
6.45%, 05/01/36	4,000	4,379,720
6.75%, 10/01/37	72,087	81,851,617
7.50%, 02/15/19	15,250	19,243,441
HSBC Bank (USA) N.A.
4.88%, 08/24/20	27,900	31,394,941
5.63%, 08/15/35	1,190	1,351,686
HSBC Holdings PLC
4.00%, 03/30/22	13,277	14,286,963
4.88%, 01/14/22	14,000	16,003,050
5.10%, 04/05/21[a]	54,330	63,280,433
6.10%, 01/14/42	18,500	23,793,775
6.50%, 05/02/36	13,500	16,851,914
6.50%, 09/15/37[a]	74,893	94,010,187
6.80%, 06/01/38	17,402	22,652,589

Security	Principal (000s)	Value

HSBC USA Inc.
1.63%, 01/16/18	$11,795	$11,848,019
5.00%, 09/27/20[a]	3,000	3,308,490
Intesa Sanpaolo SpA
3.88%, 01/16/18[a]	7,000	6,845,832
J.P. Morgan Chase & Co.
2.00%, 08/15/17[a]	18,350	18,704,227
3.15%, 07/05/16[a]	58,800	62,346,916
3.20%, 01/25/23[a]	5,000	5,007,159
3.25%, 09/23/22[a]	7,450	7,513,735
3.45%, 03/01/16[a]	44,094	47,062,263
4.25%, 10/15/20[a]	35,840	39,562,102
4.35%, 08/15/21	64,670	71,436,584
4.40%, 07/22/20[a]	4,250	4,735,382
4.50%, 01/24/22	54,713	60,890,098
4.63%, 05/10/21[a]	22,250	25,090,157
5.40%, 01/06/42[a]	19,750	23,343,380
5.50%, 10/15/40	6,250	7,466,042
5.60%, 07/15/41	30,750	37,070,047
6.00%, 01/15/18	50,220	59,921,183
6.13%, 06/27/17[a]	3,040	3,585,095
6.30%, 04/23/19	66,190	80,931,387
6.40%, 05/15/38	36,420	47,648,650
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	38,130	45,130,477
KeyCorp
5.10%, 03/24/21[a]	16,851	19,587,658
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	1,075	1,184,701
6.38%, 01/21/21	17,033	21,085,321
Morgan Stanley
3.75%, 02/25/23	15,000	15,126,245
3.80%, 04/29/16	51,550	54,680,374
4.75%, 03/22/17[a]	24,500	27,009,726
4.88%, 11/01/22[a]	3,000	3,161,746
5.45%, 01/09/17[a]	47,750	53,350,359
5.50%, 01/26/20	41,563	47,392,211
5.50%, 07/24/20[a]	22,250	25,416,315
5.50%, 07/28/21	52,420	60,068,230
5.63%, 09/23/19	46,017	53,003,071
5.75%, 10/18/16	16,115	18,150,584

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.75%, 01/25/21[a]	$57,520	$66,517,969
5.95%, 12/28/17[a]	29,585	34,179,550
6.25%, 08/28/17[a]	24,736	28,734,001
6.38%, 07/24/42	24,500	29,819,727
6.63%, 04/01/18	43,080	51,172,862
7.25%, 04/01/32[a]	16,162	20,966,963
7.30%, 05/13/19[a]	54,555	67,574,414
Series F
5.55%, 04/27/17	15,250	17,181,550
National Australia Bank Ltd. New York
2.75%, 03/09/17	11,500	12,100,369
3.00%, 01/20/23	7,000	6,947,780
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[a,c]	14,250	13,885,342
2.95%, 01/30/23 (Call 12/30/22)[c]	5,000	5,001,950
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[c]	13,654	14,426,680
3.30%, 03/08/22 (Call 02/06/22)[c]	19,738	20,377,981
4.38%, 08/11/20[c]	10,208	11,633,186
5.13%, 02/08/20[c]	18,839	22,125,262
Rabobank Nederland
3.38%, 01/19/17[a]	36,699	39,475,305
3.88%, 02/08/22	52,210	55,626,476
3.95%, 11/09/22	15,000	15,193,627
4.50%, 01/11/21	22,440	25,088,847
5.25%, 05/24/41[a]	26,150	29,881,448
Royal Bank of Canada
1.50%, 01/16/18[a]	10,000	10,065,285
2.30%, 07/20/16[a]	20,080	20,941,297
2.88%, 04/19/16[a]	13,600	14,409,880
Royal Bank of Scotland Group PLC
4.38%, 03/16/16[a]	22,837	24,873,414
5.63%, 08/24/20[a]	16,681	19,544,594
6.13%, 01/11/21[a]	12,280	14,852,660
6.40%, 10/21/19	22,992	27,567,130

Security	Principal (000s)	Value

State Street Corp.
2.88%, 03/07/16[a]	$16,159	$17,212,244
4.38%, 03/07/21[a]	3,090	3,521,776
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	20,000	19,956,406
1.80%, 07/18/17[a]	15,000	15,230,572
3.20%, 07/18/22	13,500	13,611,915
Svenska Handelsbanken AB
2.88%, 04/04/17[a]	11,186	11,846,368
3.13%, 07/12/16	19,140	20,458,363
Toronto-Dominion Bank (The)
2.38%, 10/19/16	37,118	38,863,660
2.50%, 07/14/16[a]	12,975	13,618,430
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	17,000	17,305,056
2.20%, 11/15/16 (Call 10/14/16)[a]	21,569	22,467,349
2.95%, 07/15/22 (Call 06/15/22)	14,387	14,332,411
3.00%, 03/15/22 (Call 02/15/22)[a]	18,087	18,588,733
4.13%, 05/24/21 (Call 04/23/21)	20,449	22,835,398
UBS AG Stamford
4.88%, 08/04/20[a]	20,075	23,160,124
5.75%, 04/25/18	51,236	60,900,042
5.88%, 12/20/17	51,698	61,785,133
Series 10
5.88%, 07/15/16	16,202	18,131,169
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	15,500	19,042,266
6.60%, 01/15/38	67,104	90,003,690
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	18,078	20,396,052
5.63%, 10/15/16	16,727	19,136,847
5.75%, 06/15/17	24,570	28,849,249
5.75%, 02/01/18	38,770	46,244,081
6.00%, 11/15/17	9,736	11,669,816

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Wells Fargo & Co.
2.63%, 12/15/16	$9,500	$10,020,505
3.50%, 03/08/22	17,000	17,900,471
3.68%, 06/15/16[d]	63,380	68,687,124
4.60%, 04/01/21	50,880	58,000,656
5.13%, 09/15/16[a]	1,590	1,790,340
5.38%, 02/07/35	550	648,776
5.63%, 12/11/17[a]	79,598	94,310,998
Series M
3.45%, 02/13/23	5,000	5,061,191
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	248,442
Wells Fargo Capital X
5.95%, 12/15/36	7,270	7,397,226
Westpac Banking Corp.
2.00%, 08/14/17[a]	10,800	11,093,401
4.88%, 11/19/19[a]	36,080	42,157,005

		5,566,789,204
BEVERAGES — 2.99%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	10,000	9,975,935
4.00%, 01/17/43	12,000	11,760,660
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	20,450	20,588,293
2.50%, 07/15/22	44,723	43,802,614
2.63%, 01/17/23[a]	5,000	4,949,100
3.75%, 07/15/42	10,870	10,268,951
5.00%, 04/15/20	16,202	19,134,465
5.38%, 01/15/20[a]	36,673	44,169,511
6.88%, 11/15/19	16,684	21,557,947
7.75%, 01/15/19	39,015	51,538,386
8.20%, 01/15/39	20,280	32,426,767
Bottling Group LLC
5.13%, 01/15/19	24,087	28,440,063
5.50%, 04/01/16[a]	508	579,084
Coca-Cola Co. (The)
1.65%, 03/14/18[a]	6,014	6,151,606
1.80%, 09/01/16	34,782	36,016,413
3.15%, 11/15/20	35,202	38,043,858

Security	Principal (000s)	Value

3.30%, 09/01/21	$30,853	$33,274,127
5.35%, 11/15/17	3,800	4,517,823
Diageo Capital PLC
1.50%, 05/11/17[a]	16,125	16,314,146
5.75%, 10/23/17[a]	22,297	26,712,921
Diageo Investment Corp.
2.88%, 05/11/22[a]	17,604	17,749,198
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	15,660	21,790,318
PepsiCo Inc.
1.25%, 08/13/17[a]	9,000	9,021,915
2.50%, 05/10/16	30,123	31,714,600
2.75%, 03/05/22[a]	9,929	10,073,467
2.75%, 03/01/23	15,000	15,041,139
3.00%, 08/25/21	19,811	20,655,543
3.13%, 11/01/20	16,150	17,165,189
4.00%, 03/05/42	19,000	18,990,671
4.50%, 01/15/20[a]	10,704	12,309,799
4.88%, 11/01/40	4,535	5,135,714
5.00%, 06/01/18	6,635	7,819,346
5.50%, 01/15/40	18,295	22,398,162
7.90%, 11/01/18	35,554	47,441,512

		717,529,243
BIOTECHNOLOGY — 1.44%
Amgen Inc.
2.13%, 05/15/17	21,816	22,550,399
2.30%, 06/15/16[a]	16,857	17,546,789
2.50%, 11/15/16[a]	11,604	12,206,654
3.45%, 10/01/20[a]	8,000	8,534,160
3.63%, 05/15/22 (Call 02/15/22)[a]	25,200	26,830,440
3.88%, 11/15/21 (Call 08/15/21)[a]	24,600	26,799,732
4.10%, 06/15/21 (Call 03/15/21)[a]	4,945	5,464,868
5.15%, 11/15/41 (Call 05/15/41)	26,532	29,020,436
5.38%, 05/15/43 (Call 11/15/42)	18,250	20,715,904

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.65%, 06/15/42 (Call 12/15/41)	$17,000	$19,884,079
5.70%, 02/01/19	34,383	41,120,486
5.85%, 06/01/17[a]	898	1,056,388
6.38%, 06/01/37	6,339	7,915,522
6.40%, 02/01/39	29,973	37,679,058
Celgene Corp.
3.25%, 08/15/22	17,200	17,319,712
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	21,326	23,963,386
4.50%, 04/01/21 (Call 01/01/21)	1,726	1,947,463
5.65%, 12/01/41 (Call 06/01/41)	19,950	24,436,721

		344,992,197
CHEMICALS — 1.62%
Dow Chemical Co. (The)
2.50%, 02/15/16[a]	30,329	31,597,259
3.00%, 11/15/22 (Call 08/15/22)[a]	20,500	20,009,093
4.13%, 11/15/21 (Call 08/15/21)[a]	33,116	35,812,305
4.25%, 11/15/20 (Call 08/15/20)	12,511	13,698,794
4.38%, 11/15/42 (Call 05/15/42)[a]	17,000	16,298,354
5.25%, 11/15/41 (Call 05/15/41)	11,425	12,302,440
5.70%, 05/15/18[a]	3,090	3,652,890
7.38%, 11/01/29	3,035	4,012,447
8.55%, 05/15/19	37,403	50,453,655
9.40%, 05/15/39	19,879	31,459,710
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	10,000	10,121,000
3.63%, 01/15/21	18,700	20,473,383
4.63%, 01/15/20[a]	13,623	15,775,088
6.00%, 07/15/18	20,839	25,693,205
Eastman Chemical Co.
2.40%, 06/01/17	18,400	19,109,443

Security	Principal (000s)	Value

3.60%, 08/15/22 (Call 05/15/22)[a]	$18,138	$18,819,989
Ecolab Inc.
3.00%, 12/08/16	6,464	6,866,707
4.35%, 12/08/21[a]	22,788	25,226,316
5.50%, 12/08/41	13,588	15,894,880
Rohm and Haas Co.
6.00%, 09/15/17	4,069	4,781,092
7.85%, 07/15/29	5,355	7,361,374

		389,419,424
COMMERCIAL SERVICES — 0.10%
ADT Corp. (The)
2.25%, 07/15/17[b]	5,000	4,997,700
3.50%, 07/15/22[a,b]	15,550	15,227,336
4.88%, 07/15/42[b]	4,927	4,687,646

		24,912,682
COMPUTERS — 1.54%
Hewlett-Packard Co.
2.60%, 09/15/17[a]	11,500	11,511,462
2.65%, 06/01/16[a]	18,454	18,780,636
3.00%, 09/15/16[a]	26,732	27,459,511
3.30%, 12/09/16[a]	12,638	13,132,399
3.75%, 12/01/20[a]	20,834	20,420,653
4.05%, 09/15/22[a]	10,000	9,891,869
4.30%, 06/01/21[a]	29,310	29,373,699
4.38%, 09/15/21[a]	4,173	4,196,598
4.65%, 12/09/21[a]	21,597	22,187,894
5.50%, 03/01/18[a]	18,030	20,003,744
6.00%, 09/15/41	8,935	9,110,930
International Business Machines Corp.
1.25%, 02/06/17[a]	13,777	13,906,356
1.88%, 08/01/22[a]	3,000	2,855,207
1.95%, 07/22/16	32,945	34,219,823
2.00%, 01/05/16[a]	2,033	2,101,474
4.00%, 06/20/42	22,600	23,125,073
5.60%, 11/30/39	1,661	2,098,599
5.70%, 09/14/17	44,140	52,885,017
7.63%, 10/15/18	27,198	35,968,787
8.38%, 11/01/19	12,123	16,967,042

		370,196,773

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.35%
Procter & Gamble Co. (The)
1.45%, 08/15/16	$4,897	$5,013,745
1.80%, 11/15/15	1,591	1,644,786
2.30%, 02/06/22	18,025	18,054,065
4.70%, 02/15/19	24,672	28,996,252
5.55%, 03/05/37[a]	23,650	30,283,399
Series A
9.36%, 01/01/21	295	390,281

		84,382,528
DIVERSIFIED FINANCIAL SERVICES — 7.52%
American Express Co.
2.65%, 12/02/22[a]	30,500	29,707,228
4.05%, 12/03/42	18,000	17,457,741
6.15%, 08/28/17	29,015	34,643,866
7.00%, 03/19/18	29,500	36,846,385
American Express Credit Corp.
2.38%, 03/24/17[a]	1,500	1,564,715
2.80%, 09/19/16[a]	43,976	46,549,256
Associates Corp. of North America
6.95%, 11/01/18	442	539,168
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	2,308	2,612,241
6.40%, 10/02/17	24,550	29,479,475
7.25%, 02/01/18	11,031	13,737,310
Capital One Bank (USA) N.A.
8.80%, 07/15/19	41,840	57,216,200
Caterpillar Financial Services Corp.
2.05%, 08/01/16[a]	24,000	24,938,321
7.15%, 02/15/19	19,925	25,831,866
CME Group Inc.
3.00%, 09/15/22[a]	7,000	7,039,620
Countrywide Financial Corp.
6.25%, 05/15/16[a]	5,500	6,134,765
Credit Suisse (USA) Inc.
5.38%, 03/02/16[a]	1,825	2,056,957
7.13%, 07/15/32	500	700,096

Security	Principal (000s)	Value

Ford Motor Credit Co. LLC
2.38%, 01/16/18	$15,000	$14,874,600
3.00%, 06/12/17[a]	3,904	4,004,040
4.25%, 02/03/17	15,208	16,280,120
4.25%, 09/20/22[a]	20,000	20,581,738
5.00%, 05/15/18	29,121	32,098,849
5.75%, 02/01/21	19,632	22,196,214
5.88%, 08/02/21	34,458	39,244,464
6.63%, 08/15/17[a]	24,708	28,840,957
8.00%, 12/15/16	24,923	29,899,425
8.13%, 01/15/20[a]	19,208	24,211,623
General Electric Capital Corp.
2.30%, 04/27/17[a]	5,500	5,692,537
2.90%, 01/09/17[a]	33,150	35,068,811
2.95%, 05/09/16[a]	23,458	24,826,540
3.15%, 09/07/22[a]	35,500	35,517,395
3.35%, 10/17/16	21,310	22,911,091
4.38%, 09/16/20	780	869,411
4.63%, 01/07/21	51,970	58,732,466
4.65%, 10/17/21	27,520	31,076,459
5.30%, 02/11/21[a]	23,430	26,952,232
5.38%, 10/20/16[a]	1,281	1,462,902
5.40%, 02/15/17[a]	12,000	13,796,200
5.50%, 01/08/20[a]	20,610	24,435,902
5.63%, 09/15/17	9,300	10,940,869
5.63%, 05/01/18	63,981	75,804,881
5.88%, 01/14/38[a]	80,887	95,170,026
6.00%, 08/07/19	23,410	28,502,057
6.15%, 08/07/37	7,750	9,417,748
6.88%, 01/10/39	43,050	56,892,439
Series A
5.55%, 05/04/20[a]	390	464,022
6.75%, 03/15/32[a]	45,775	58,704,593
Goldman Sachs Capital I
6.35%, 02/15/34[a]	22,550	23,564,412
HSBC Finance Corp.
6.68%, 01/15/21	49,457	59,282,869
Jefferies Group Inc.
5.13%, 04/13/18[a]	28,944	31,291,358
6.88%, 04/15/21	432	500,610

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Merrill Lynch & Co. Inc.
5.70%, 05/02/17[a]	$5,000	$5,584,500
6.05%, 05/16/16	35,870	39,923,597
6.11%, 01/29/37[a]	11,500	13,206,506
6.40%, 08/28/17	13,610	15,943,922
6.88%, 04/25/18	76,315	92,325,696
6.88%, 11/15/18[a]	213	260,049
7.75%, 05/14/38	35,074	47,338,210
Nomura Holdings Inc.
6.70%, 03/04/20	18,828	22,391,670
SLM Corp.
5.50%, 01/25/23[a]	12,000	11,897,143
5.63%, 08/01/33	10,440	9,500,400
6.00%, 01/25/17	14,069	15,269,262
6.25%, 01/25/16[a]	997	1,081,745
7.25%, 01/25/22	13,354	14,675,093
8.00%, 03/25/20[a]	23,984	27,681,534
8.45%, 06/15/18	41,707	49,257,706
Toyota Motor Credit Corp.
1.25%, 10/05/17	9,500	9,481,801
1.75%, 05/22/17	2,100	2,146,364
2.00%, 09/15/16	39,081	40,467,074
2.05%, 01/12/17	20,753	21,444,739
3.30%, 01/12/22	18,564	19,582,235
3.40%, 09/15/21	22,439	24,184,305
4.25%, 01/11/21	5,000	5,651,895
Series B
4.50%, 06/17/20	13,854	15,872,736

		1,806,333,252
ELECTRIC — 1.22%
Duke Energy Carolinas LLC
5.30%, 02/15/40	13,350	15,942,639
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	11,250	12,207,206
6.25%, 10/01/39	14,100	16,480,151
FirstEnergy Corp. Series C
7.38%, 11/15/31	21,500	25,469,975
Florida Power Corp.
6.40%, 06/15/38	10,668	14,199,801

Security	Principal (000s)	Value

Georgia Power Co.
4.30%, 03/15/42	$18,460	$18,985,617
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	31,700	39,830,416
6.50%, 09/15/37	11,020	14,503,681
Nisource Finance Corp.
6.40%, 03/15/18[a]	7,338	8,802,875
Oncor Electric Delivery Co.
7.00%, 09/01/22	6,265	7,978,227
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	69	75,001
5.40%, 01/15/40	23,750	28,433,500
5.80%, 03/01/37	5,100	6,334,224
6.05%, 03/01/34	51,650	66,316,658
8.25%, 10/15/18[a]	13,705	18,490,535

		294,050,506
ELECTRONICS — 0.77%
Honeywell International Inc.
4.25%, 03/01/21[a]	12,450	14,337,835
5.00%, 02/15/19	11,287	13,356,660
5.30%, 03/01/18	20,858	24,800,788
Koninklijke Philips Electronics NV
3.75%, 03/15/22[a]	20,604	22,150,742
5.00%, 03/15/42[a]	5,648	6,271,350
5.75%, 03/11/18	9,507	11,385,916
6.88%, 03/11/38	13,082	17,477,612
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	23,252	24,021,206
3.15%, 01/15/23 (Call 10/15/22)[a]	18,475	18,393,217
3.20%, 03/01/16[a]	1,688	1,785,090
3.60%, 08/15/21 (Call 05/15/21)[a]	25,746	26,670,281
4.50%, 03/01/21	4,192	4,604,074

		185,254,771
ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance (USA) Inc.
2.88%, 05/08/22	25,154	25,369,846

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

4.38%, 05/08/42	$12,575	$13,207,061

		38,576,907
ENVIRONMENTAL CONTROL — 0.14%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	18,104	18,870,826
5.00%, 03/01/20[a]	13,621	15,713,730

		34,584,556
FOOD — 2.33%
ConAgra Foods Inc.
1.90%, 01/25/18	3,855	3,891,389
3.20%, 01/25/23 (Call 10/25/22)	16,250	16,206,978
4.65%, 01/25/43 (Call 07/25/42)[a]	12,000	12,043,240
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)[a]	22,854	23,918,996
5.65%, 02/15/19	15,700	18,931,302
5.70%, 02/15/17	13,955	16,286,880
Kellogg Co.
3.13%, 05/17/22	5,000	5,156,268
4.00%, 12/15/20	18,587	20,662,125
4.45%, 05/30/16[a]	11,008	12,180,035
Series B
7.45%, 04/01/31	15,310	20,595,996
Kraft Foods Group Inc.
2.25%, 06/05/17[a]	15,000	15,569,550
3.50%, 06/06/22[a]	48,912	51,213,148
5.00%, 06/04/42	36,041	39,298,072
5.38%, 02/10/20	5,650	6,704,008
6.88%, 01/26/39	19,900	26,661,164
Kraft Foods Inc.
4.13%, 02/09/16[a]	21,700	23,652,240
5.38%, 02/10/20[a]	46,641	55,518,438
6.13%, 02/01/18	16,555	19,935,865
6.13%, 08/23/18	18,468	22,491,808
6.50%, 08/11/17	17,383	21,047,076
6.50%, 02/09/40	39,600	51,778,822
Kroger Co. (The)
6.15%, 01/15/20	11,247	13,498,648

Security	Principal (000s)	Value

Unilever Capital Corp.
4.25%, 02/10/21	$47,331	$53,888,710
4.80%, 02/15/19	4,814	5,665,802
5.90%, 11/15/32	1,520	2,053,733

		558,850,293
FOREST PRODUCTS & PAPER — 0.44%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	6,500	7,275,818
7.30%, 11/15/39	13,500	17,725,500
7.50%, 08/15/21[a]	18,574	24,214,088
7.95%, 06/15/18	41,996	54,013,294
9.38%, 05/15/19[a]	1,309	1,792,630

		105,021,330
GAS — 0.17%
National Grid PLC
6.30%, 08/01/16[a]	16,269	18,886,141
Sempra Energy
6.00%, 10/15/39	11,350	14,095,491
6.50%, 06/01/16	7,590	8,845,190

		41,826,822
HEALTH CARE — PRODUCTS — 0.38%
Becton, Dickinson and Co.
3.13%, 11/08/21	10,098	10,546,351
Boston Scientific Corp.
6.00%, 01/15/20	9,138	10,653,886
Covidien International Finance SA
6.00%, 10/15/17	23,085	27,779,836
6.55%, 10/15/37	13,600	18,500,080
Medtronic Inc.
4.45%, 03/15/20[a]	20,116	22,911,979

		90,392,132
HEALTH CARE — SERVICES — 1.09%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	12,065	11,770,770
3.95%, 09/01/20	19,483	21,155,290
6.00%, 06/15/16	10,372	11,955,822
6.63%, 06/15/36	11,210	14,644,744

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	$17,101	$18,459,869
5.38%, 02/15/42 (Call 08/15/41)	10,350	11,711,473
UnitedHealth Group Inc.
1.40%, 10/15/17	2,850	2,866,212
2.88%, 03/15/22 (Call 12/15/21)[a]	14,715	14,851,467
5.80%, 03/15/36	4,000	4,742,120
6.00%, 02/15/18[a]	22,334	26,961,192
6.88%, 02/15/38	25,248	33,704,818
WellPoint Inc.
1.88%, 01/15/18	4,000	4,043,131
3.13%, 05/15/22	5,104	5,119,057
3.30%, 01/15/23	12,550	12,687,673
4.63%, 05/15/42	10,000	10,042,950
4.65%, 01/15/43	23,000	23,092,000
5.25%, 01/15/16	2,213	2,465,275
5.85%, 01/15/36[a]	14,800	17,285,550
6.38%, 06/15/37	11,920	14,846,360

		262,405,773
HOUSEHOLD PRODUCTS & WARES — 0.00%
Kimberly-Clark Corp.
6.13%, 08/01/17	665	803,099

		803,099
INSURANCE — 2.79%
Allstate Corp. (The)
5.55%, 05/09/35	10,290	12,371,667
American International Group Inc.
3.80%, 03/22/17	17,742	19,214,822
4.88%, 09/15/16[a]	34,343	38,342,586
4.88%, 06/01/22[a]	20,069	22,738,311
5.45%, 05/18/17	6,473	7,420,324
5.60%, 10/18/16	739	842,275
5.85%, 01/16/18	64,559	75,864,959
6.25%, 05/01/36	15,000	18,845,775
6.40%, 12/15/20	30,536	37,946,455
8.25%, 08/15/18	26,425	34,383,240

Security	Principal (000s)	Value

Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	$17,500	$17,845,555
3.00%, 05/15/22	20,000	20,316,866
4.25%, 01/15/21[a]	17,917	20,151,877
5.40%, 05/15/18[a]	8,671	10,363,146
5.75%, 01/15/40[a]	14,750	17,487,600
Berkshire Hathaway Inc.
1.90%, 01/31/17[a]	19,715	20,301,561
2.20%, 08/15/16[a]	15,618	16,329,712
4.50%, 02/11/43	7,000	7,067,270
Chubb Corp. (The)
6.00%, 05/11/37	4,400	5,653,765
Hartford Financial Services Group Inc.
5.13%, 04/15/22	12,815	14,754,380
ING U.S. Inc.
2.90%, 02/15/18[b]	15,000	15,097,500
MetLife Inc.
4.13%, 08/13/42	4,000	3,824,133
4.75%, 02/08/21[a]	23,294	26,666,978
5.70%, 06/15/35	18,300	21,543,186
5.88%, 02/06/41[a]	15,750	19,217,314
6.38%, 06/15/34	7,875	10,009,519
6.75%, 06/01/16[a]	19,906	23,460,135
7.72%, 02/15/19[a]	20,628	26,870,660
Series A
6.82%, 08/15/18	13,229	16,499,870
Prudential Financial Inc.
7.38%, 06/15/19	13,682	17,500,691
Series D
6.00%, 12/01/17	11,184	13,284,523
6.63%, 12/01/37	20,750	26,292,740
Travelers Companies Inc. (The)
5.35%, 11/01/40	17,250	21,068,576
6.25%, 06/15/37	7,420	9,886,180

		669,464,151
INTERNET — 0.45%
Amazon.com Inc.
1.20%, 11/29/17	11,305	11,243,535

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

2.50%, 11/29/22 (Call 08/29/22)[a]	$17,415	$16,892,973
eBay Inc.
1.35%, 07/15/17[a]	18,378	18,562,699
2.60%, 07/15/22 (Call 04/15/22)[a]	24,088	23,919,986
4.00%, 07/15/42 (Call 01/15/42)	7,500	6,908,090
Google Inc.
2.13%, 05/19/16[a]	10,043	10,494,132
3.63%, 05/19/21[a]	19,239	21,235,431

		109,256,846
IRON & STEEL — 0.03%
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	8,115	7,920,240

		7,920,240
MACHINERY — 0.53%
Caterpillar Inc.
3.80%, 08/15/42	13,335	12,922,638
3.90%, 05/27/21[a]	22,662	25,119,315
5.20%, 05/27/41	23,960	28,383,855
7.90%, 12/15/18[a]	13,186	17,740,464
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	12,208	12,286,579
3.90%, 06/09/42 (Call 12/09/41)	18,570	18,592,377
4.38%, 10/16/19[a]	10,883	12,635,819

		127,681,047
MANUFACTURING — 0.75%
3M Co.
1.38%, 09/29/16[a]	23,308	23,871,238
5.70%, 03/15/37	9,900	13,077,504
Danaher Corp.
5.40%, 03/01/19	442	531,156
General Electric Co.
2.70%, 10/09/22	22,750	22,669,845
4.13%, 10/09/42	10,000	10,009,456
5.25%, 12/06/17	46,718	54,807,151

Security	Principal (000s)	Value

Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$14,550	$14,146,601
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	928	1,139,005
Turlock Corp.
1.50%, 11/02/17[b]	11,000	10,951,391
2.75%, 11/02/22[b]	22,430	22,048,802
4.00%, 11/02/32[b]	6,400	6,392,379
4.15%, 11/02/42[b]	875	844,146

		180,488,674
MEDIA — 7.18%
Comcast Corp.
3.13%, 07/15/22[a]	12,122	12,450,385
4.25%, 01/15/33	20,000	20,198,972
4.50%, 01/15/43	5,000	5,142,677
4.65%, 07/15/42	9,750	10,157,306
4.95%, 06/15/16[a]	13,990	15,777,642
5.15%, 03/01/20[a]	36,608	43,233,221
5.65%, 06/15/35[a]	1,000	1,169,560
5.70%, 05/15/18	8,425	10,175,462
5.88%, 02/15/18	9,500	11,452,391
5.90%, 03/15/16	13,633	15,631,277
6.30%, 11/15/17[a]	19,002	23,239,883
6.40%, 05/15/38	600	770,334
6.40%, 03/01/40	35,500	45,603,524
6.45%, 03/15/37	14,680	18,901,708
6.50%, 01/15/17[a]	14,966	17,948,225
6.50%, 11/15/35	2,000	2,573,633
6.55%, 07/01/39	20,250	26,435,567
6.95%, 08/15/37	68,688	93,382,916
7.05%, 03/15/33	300	398,032
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	10,000	9,832,100
2.40%, 03/15/17[a]	8,638	8,821,998
3.13%, 02/15/16	13,000	13,616,850
3.50%, 03/01/16	10,674	11,315,294
3.80%, 03/15/22[a]	32,588	32,575,020

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

4.60%, 02/15/21 (Call 11/15/20)	$20,172	$21,544,200
5.00%, 03/01/21	33,711	36,772,859
5.15%, 03/15/42[a]	14,500	13,941,214
5.20%, 03/15/20	18,000	20,241,000
5.88%, 10/01/19	20,562	24,195,990
6.00%, 08/15/40 (Call 05/15/40)	12,325	12,876,790
6.35%, 03/15/40[a]	2,645	2,896,624
6.38%, 03/01/41	13,205	14,435,538
Discovery Communications LLC
5.05%, 06/01/20[a]	23,873	27,451,563
6.35%, 06/01/40	14,600	17,737,464
Historic TW Inc.
6.63%, 05/15/29	11,800	14,472,488
NBCUniversal Media LLC
2.88%, 04/01/16	10,703	11,308,790
2.88%, 01/15/23	9,750	9,772,798
4.38%, 04/01/21	58,200	65,643,780
4.45%, 01/15/43	14,000	14,296,310
5.15%, 04/30/20	27,924	33,060,433
5.95%, 04/01/41	33,300	40,982,976
6.40%, 04/30/40[a]	3,350	4,313,678
News America Inc.
3.00%, 09/15/22	16,550	16,302,247
4.50%, 02/15/21[a]	23,824	26,810,736
6.15%, 03/01/37	1,550	1,838,664
6.15%, 02/15/41[a]	35,045	42,602,454
6.20%, 12/15/34	25,447	30,316,619
6.65%, 11/15/37	20,892	26,070,500
Thomson Reuters Corp.
6.50%, 07/15/18	17,629	21,662,552
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	12,587	13,345,996
4.50%, 09/15/42 (Call 03/15/42)[a]	14,250	12,880,789
5.00%, 02/01/20[a]	48,888	55,186,241
5.50%, 09/01/41 (Call 03/01/41)	17,720	18,293,538
5.85%, 05/01/17	38,173	44,362,752

Security	Principal (000s)	Value

5.88%, 11/15/40 (Call 05/15/40)	$16,650	$17,910,405
6.55%, 05/01/37	6,565	7,565,615
6.75%, 07/01/18[a]	24,717	30,267,776
6.75%, 06/15/39	64,334	76,315,133
7.30%, 07/01/38	18,750	23,411,250
8.25%, 04/01/19	35,789	46,509,237
8.75%, 02/14/19	9,604	12,692,454
Time Warner Entertainment Co. LP
8.38%, 03/15/23	1,870	2,559,282
Time Warner Inc.
4.70%, 01/15/21	18,873	21,118,813
4.75%, 03/29/21[a]	19,860	22,291,360
4.88%, 03/15/20	24,305	27,697,385
5.38%, 10/15/41	700	749,872
5.88%, 11/15/16[a]	11,792	13,731,058
6.10%, 07/15/40	12,750	14,854,643
6.25%, 03/29/41	19,020	22,609,122
6.50%, 11/15/36	9,850	11,840,094
7.63%, 04/15/31	27,213	36,750,340
7.70%, 05/01/32	31,873	43,709,890
Viacom Inc.
4.38%, 03/15/43[b]	20,000	18,531,666
6.25%, 04/30/16	18,638	21,464,837
6.88%, 04/30/36	19,350	24,117,188
7.88%, 07/30/30	18,080	24,177,682
Walt Disney Co. (The)
1.10%, 12/01/17	2,000	1,993,775
1.13%, 02/15/17[a]	17,991	17,967,972
1.35%, 08/16/16	9,244	9,409,394
2.75%, 08/16/21[a]	11,250	11,540,400
5.63%, 09/15/16[a]	15,847	18,413,246

		1,726,621,449
METAL FABRICATE & HARDWARE — 0.08%
Precision Castparts Corp.
1.25%, 01/15/18	11,075	11,059,791
2.50%, 01/15/23 (Call 10/15/22)	7,475	7,374,365

		18,434,156

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

MINING — 2.92%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	$26,293	$27,665,873
5.55%, 02/01/17[a]	5,447	5,983,938
5.72%, 02/23/19[a]	14,071	15,356,151
6.15%, 08/15/20[a]	16,499	18,216,594
6.75%, 07/15/18[a]	9,929	11,395,454
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	2,250	2,488,964
Barrick Gold Corp.
2.90%, 05/30/16[a]	16,836	17,677,504
3.85%, 04/01/22	12,375	12,760,032
5.25%, 04/01/42	18,650	19,424,348
6.95%, 04/01/19	12,344	15,241,359
Barrick North America Finance LLC
4.40%, 05/30/21	25,297	27,146,792
5.70%, 05/30/41	18,670	20,285,076
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17[a]	21,604	22,003,782
1.88%, 11/21/16	16,323	16,852,572
2.88%, 02/24/22[a]	17,255	17,682,924
3.25%, 11/21/21[a]	18,949	20,065,096
4.13%, 02/24/42[a]	17,450	17,955,591
5.40%, 03/29/17	5,000	5,823,450
6.50%, 04/01/19	28,056	35,708,928
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	38,238	37,972,437
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	36,448	36,798,083
4.88%, 03/15/42 (Call 09/15/41)	14,400	14,140,800
5.13%, 10/01/19[a]	1,502	1,742,179
6.25%, 10/01/39	13,800	16,116,330
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	316,625

Security	Principal (000s)	Value

Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	$152	$161,276
3.75%, 09/20/21	15,518	16,585,018
4.13%, 05/20/21[a]	15,190	16,604,239
5.20%, 11/02/40[a]	31,752	36,667,210
6.50%, 07/15/18[a]	29,545	36,578,896
7.13%, 07/15/28	2,550	3,483,810
9.00%, 05/01/19[a]	20,596	28,615,032
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	23,250	23,416,570
2.88%, 08/21/22 (Call 05/21/22)	4,250	4,231,798
3.50%, 03/22/22 (Call 12/22/21)	52,693	55,120,672
4.13%, 08/21/42 (Call 02/21/42)	12,250	12,078,132
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	11,000	11,031,449
6.25%, 07/15/41 (Call 01/15/41)	17,900	19,833,200

		701,228,184
OFFICE & BUSINESS EQUIPMENT — 0.16%
Xerox Corp.
4.50%, 05/15/21[a]	19,521	20,564,885
6.35%, 05/15/18[a]	16,324	18,951,185

		39,516,070
OIL & GAS — 9.29%
Anadarko Petroleum Corp.
5.95%, 09/15/16	30,841	35,386,963
6.20%, 03/15/40[a]	17,750	21,480,056
6.38%, 09/15/17	36,618	43,716,985
6.45%, 09/15/36	31,792	39,053,293
Apache Corp.
2.63%, 01/15/23[a]	3,000	2,901,733
3.25%, 04/15/22 (Call 01/15/22)	13,388	13,852,403
4.75%, 04/15/43 (Call 10/15/42)	34,000	35,140,700

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.10%, 09/01/40 (Call 03/01/40)	$27,200	$29,324,320
6.00%, 01/15/37	11,150	13,500,420
BP Capital Markets PLC
1.38%, 11/06/17	5,000	5,003,000
1.85%, 05/05/17[a]	10,585	10,844,583
2.25%, 11/01/16[a]	15,500	16,110,979
2.50%, 11/06/22	3,000	2,902,770
3.20%, 03/11/16[a]	26,588	28,362,749
3.25%, 05/06/22	37,358	38,441,233
3.56%, 11/01/21	20,050	21,239,967
4.50%, 10/01/20	25,349	28,792,662
4.74%, 03/11/21[a]	24,917	28,763,355
4.75%, 03/10/19	16,387	18,948,883
Canadian Natural Resources Ltd.
5.70%, 05/15/17[a]	24,271	28,457,747
6.25%, 03/15/38[a]	17,121	20,900,603
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	14,602	14,379,612
5.70%, 10/15/19	21,392	26,123,932
6.75%, 11/15/39	23,750	30,918,937
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	15,995	16,011,406
2.36%, 12/05/22 (Call 09/05/22)[a]	16,490	16,339,436
4.95%, 03/03/19	26,724	31,810,467
ConocoPhillips
5.75%, 02/01/19[a]	35,546	43,475,506
6.00%, 01/15/20	20,118	25,149,009
6.50%, 02/01/39[a]	57,470	79,013,032
ConocoPhillips Canada Funding Co.
5.63%, 10/15/16	19,000	22,129,781
ConocoPhillips Co.
1.05%, 12/15/17 (Call 09/15/17)[a]	10,000	9,970,717
2.40%, 12/15/22 (Call 09/15/22)[a]	15,000	14,674,588

Security	Principal (000s)	Value

ConocoPhillips Holding Co.
6.95%, 04/15/29[a]	$2,500	$3,426,750
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	10,000	10,073,433
3.25%, 05/15/22 (Call 02/15/22)[a]	18,044	18,060,835
4.75%, 05/15/42 (Call 11/15/41)[a]	18,100	17,984,703
5.60%, 07/15/41 (Call 01/15/41)	7,750	8,539,803
7.95%, 04/15/32	15,060	20,944,469
Devon Financing Corp. ULC
7.88%, 09/30/31	20,010	27,635,321
Encana Corp.
6.50%, 08/15/34	11,390	13,344,866
6.50%, 02/01/38[a]	13,500	15,952,572
Ensco PLC
3.25%, 03/15/16[a]	6,058	6,414,104
4.70%, 03/15/21	33,147	37,017,340
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	23,100	22,875,768
4.10%, 02/01/21	16,771	18,862,344
5.63%, 06/01/19	10,604	12,902,947
Hess Corp.
5.60%, 02/15/41	22,575	24,066,255
6.00%, 01/15/40	8,300	9,178,140
7.30%, 08/15/31	8,010	9,936,605
8.13%, 02/15/19	13,462	17,251,184
Husky Energy Inc.
7.25%, 12/15/19[a]	1,717	2,215,914
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	25,000	24,215,820
5.90%, 03/15/18[a]	8,563	10,213,276
6.60%, 10/01/37	5,550	6,906,095
Marathon Petroleum Corp.
5.13%, 03/01/21[a]	18,824	21,945,898
6.50%, 03/01/41 (Call 09/01/40)	20,226	25,366,539

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Nabors Industries Inc.
6.15%, 02/15/18	$13,000	$14,772,550
9.25%, 01/15/19[a]	16,627	21,059,259
Nexen Inc.
5.88%, 03/10/35	8,000	9,515,360
6.40%, 05/15/37	23,954	30,402,417
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)[a]	30,852	33,803,404
6.00%, 03/01/41 (Call 09/01/40)	10,515	12,664,371
8.25%, 03/01/19	3,562	4,613,360
Occidental Petroleum Corp.
1.75%, 02/15/17[a]	35,400	36,335,445
2.70%, 02/15/23 (Call 11/15/22)	23,305	23,442,781
3.13%, 02/15/22 (Call 11/15/21)	15,571	16,384,024
Series 1
4.10%, 02/01/21 (Call 11/01/20)	16,610	18,753,147
Petro-Canada
6.80%, 05/15/38	14,565	19,262,941
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)[a]	18,438	20,540,854
Phillips 66
2.95%, 05/01/17	11,800	12,508,708
4.30%, 04/01/22	36,265	39,854,129
5.88%, 05/01/42[a]	23,470	28,156,959
Pride International Inc.
6.88%, 08/15/20[a]	17,530	21,946,158
Shell International Finance BV
1.13%, 08/21/17	10,500	10,520,020
2.25%, 01/06/23[a]	15,000	14,578,484
2.38%, 08/21/22	7,170	7,069,075
3.25%, 09/22/15[a]	1,156	1,231,706
4.30%, 09/22/19	32,626	37,643,879
4.38%, 03/25/20	21,475	24,744,300
5.20%, 03/22/17[a]	4,882	5,677,481
5.50%, 03/25/40	16,615	20,861,769

Security	Principal (000s)	Value

6.38%, 12/15/38	$44,869	$61,977,446
Statoil ASA
2.45%, 01/17/23[a]	12,000	11,791,048
3.13%, 08/17/17	15,940	17,287,926
3.15%, 01/23/22	13,792	14,559,268
5.10%, 08/17/40	13,950	16,421,289
5.25%, 04/15/19	24,936	29,937,905
Suncor Energy Inc.
6.10%, 06/01/18	19,475	23,627,835
6.50%, 06/15/38	19,420	25,025,834
6.85%, 06/01/39	10,825	14,496,753
Total Capital
2.30%, 03/15/16	21,635	22,557,733
4.45%, 06/24/20[a]	15,946	18,416,354
Total Capital Canada Ltd.
2.75%, 07/15/23	13,000	13,109,044
Total Capital International SA
1.50%, 02/17/17[a]	10,996	11,168,564
1.55%, 06/28/17	7,708	7,816,066
2.70%, 01/25/23	25,480	25,565,613
2.88%, 02/17/22	21,950	22,645,376
Transocean Inc.
2.50%, 10/15/17	2,500	2,524,219
3.80%, 10/15/22 (Call 07/15/22)[a]	15,000	14,974,203
5.05%, 12/15/16	22,281	24,780,817
6.00%, 03/15/18	16,268	18,604,736
6.38%, 12/15/21	18,840	22,151,695
6.50%, 11/15/20[a]	15,132	17,629,587
6.80%, 03/15/38	11,750	13,516,671
Valero Energy Corp.
6.13%, 06/15/17	10,245	12,196,168
6.13%, 02/01/20[a]	17,594	21,328,972
6.63%, 06/15/37[a]	27,055	33,142,594
7.50%, 04/15/32	8,181	10,510,540
9.38%, 03/15/19	14,799	20,273,014

		2,232,832,659
OIL & GAS SERVICES — 0.74%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	950	1,009,373

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.13%, 09/15/40	$31,550	$37,072,827
7.50%, 11/15/18	9,066	11,908,055
Halliburton Co.
6.15%, 09/15/19	936	1,175,943
6.70%, 09/15/38	7,500	10,282,500
7.45%, 09/15/39	21,745	31,968,701
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	25,000	24,956,750
3.95%, 12/01/42 (Call 06/01/42)	10,000	9,821,033
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	19,295	19,921,194
5.13%, 09/15/20[a]	5,170	5,560,852
9.63%, 03/01/19	17,775	23,255,008

		176,932,236
PHARMACEUTICALS — 5.27%
Abbott Laboratories
4.13%, 05/27/20[a]	15,950	18,006,978
5.13%, 04/01/19	20,058	23,890,312
5.30%, 05/27/40[a]	11,327	13,845,031
6.15%, 11/30/37	7,267	9,764,460
AbbVie Inc.
1.75%, 11/06/17[b]	17,000	17,153,442
2.00%, 11/06/18[b]	7,000	7,071,400
2.90%, 11/06/22[b]	38,525	38,352,331
4.40%, 11/06/42[b]	38,300	38,597,093
AstraZeneca PLC
1.95%, 09/18/19[a]	10,950	11,072,640
4.00%, 09/18/42	10,000	9,745,414
5.90%, 09/15/17	34,218	41,116,441
6.45%, 09/15/37	40,577	53,320,747
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	12,087	11,951,414
2.00%, 08/01/22[a]	13,569	12,951,016
Eli Lilly and Co.
5.20%, 03/15/17	15,624	18,152,762
5.55%, 03/15/37	13,500	16,620,300
Express Scripts Holding Co.
2.65%, 02/15/17[a]	15,000	15,694,230

Security	Principal (000s)	Value

3.13%, 05/15/16	$32,951	$34,872,702
3.50%, 11/15/16	1,500	1,618,515
3.90%, 02/15/22[a]	10,000	10,658,180
4.75%, 11/15/21	9,500	10,718,655
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	51,229	62,023,806
6.38%, 05/15/38	45,541	61,780,921
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	14,579	14,813,175
2.85%, 05/08/22	26,961	27,382,805
Johnson & Johnson
2.15%, 05/15/16	9,789	10,270,619
3.55%, 05/15/21	5,000	5,528,457
5.15%, 07/15/18	11,262	13,497,938
5.55%, 08/15/17	15,943	19,053,534
5.95%, 08/15/37	18,230	24,449,870
Medco Health Solutions Inc.
7.13%, 03/15/18	22,062	27,430,185
Merck & Co. Inc.
1.10%, 01/31/18[a]	7,005	7,011,915
2.40%, 09/15/22 (Call 06/15/22)[a]	10,000	9,888,500
3.60%, 09/15/42 (Call 03/15/42)[a]	2,450	2,318,194
3.88%, 01/15/21 (Call 10/15/20)[a]	19,179	21,372,439
5.00%, 06/30/19[a]	25,860	30,824,486
5.85%, 06/30/39	13,250	17,284,184
Novartis Capital Corp.
2.40%, 09/21/22	26,912	26,585,086
4.40%, 04/24/20[a]	14,082	16,228,730
Novartis Securities Investment Ltd.
5.13%, 02/10/19	50,073	59,765,030
Pfizer Inc.
5.35%, 03/15/15	1,624	1,776,814
6.20%, 03/15/19	46,455	58,370,768
7.20%, 03/15/39	36,941	54,820,075
Sanofi
2.63%, 03/29/16	23,546	24,754,852
4.00%, 03/29/21	37,171	41,388,236

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17[a]	$17,167	$20,827,176
6.50%, 12/01/33	17,962	25,021,964
6.55%, 09/15/37	13,200	18,443,078
Watson Pharmaceuticals Inc.
1.88%, 10/01/17[a]	10,000	10,087,145
3.25%, 10/01/22 (Call 07/01/22)[a]	27,320	27,467,869
4.63%, 10/01/42 (Call 04/01/42)	14,500	14,573,863
Wyeth LLC
5.50%, 02/15/16[a]	4,389	4,997,622
5.95%, 04/01/37	36,393	46,934,596
6.50%, 02/01/34	3,694	5,006,872
Zoetis Inc.
1.88%, 02/01/18[b]	1,200	1,210,175
3.25%, 02/01/23 (Call 11/01/22)[b]	22,300	22,500,588
4.70%, 02/01/43 (Call 08/01/42)[a,b]	14,425	14,765,430

		1,265,631,060
PIPELINES — 1.83%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	2,000	1,999,375
4.65%, 06/01/21 (Call 03/01/21)	13,063	14,206,013
5.20%, 02/01/22 (Call 11/01/21)[a]	19,244	21,623,265
6.50%, 02/01/42 (Call 08/01/41)	16,450	19,080,520
Enterprise Products Operating LLC
3.20%, 02/01/16[a]	15,320	16,286,462
4.45%, 02/15/43 (Call 08/15/42)[a]	5,000	4,857,325
4.85%, 08/15/42 (Call 02/15/42)[a]	15,000	15,337,875
5.20%, 09/01/20	19,782	23,240,016
5.95%, 02/01/41[a]	13,110	15,347,844

Security	Principal (000s)	Value

Series L
6.30%, 09/15/17	$13,107	$15,808,834
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	21,600	22,835,045
5.95%, 02/15/18	15,695	18,670,023
6.95%, 01/15/38	17,375	21,880,007
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	18,890	18,754,307
Plains All American Pipeline LP
3.65%, 06/01/22 (Call 03/01/22)[a]	15,325	16,171,553
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,000	7,812,586
3.80%, 10/01/20	24,026	26,552,490
6.10%, 06/01/40	11,600	14,885,619
6.20%, 10/15/37	13,700	17,506,072
6.50%, 08/15/18	6,737	8,392,369
7.13%, 01/15/19	17,666	22,539,678
7.63%, 01/15/39	21,600	31,623,286
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	14,000	13,902,379
5.25%, 03/15/20[a]	25,618	29,286,498
6.30%, 04/15/40	18,915	22,194,345

		440,793,786
REAL ESTATE INVESTMENT TRUSTS — 0.78%
American Tower Corp.
3.50%, 01/31/23[a]	5,000	4,919,641
4.50%, 01/15/18	10,876	11,963,600
4.70%, 03/15/22	6,000	6,462,824
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	16,270	17,862,264
3.85%, 02/01/23 (Call 11/01/22)[a]	18,000	19,025,010
4.13%, 05/15/21	11,201	12,104,361

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)[a]	$22,726	$25,468,994
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	5,000	5,022,000
5.38%, 02/01/21 (Call 11/03/20)	21,837	25,258,858
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)[a]	9,429	10,550,108
5.65%, 02/01/20 (Call 11/01/19)	31,412	37,580,425
6.13%, 05/30/18[a]	10,135	12,370,781

		188,588,866
RETAIL — 4.46%
Costco Wholesale Corp.
1.13%, 12/15/17[a]	20,000	20,018,300
1.70%, 12/15/19	21,373	21,315,923
CVS Caremark Corp.
5.75%, 06/01/17	40,240	47,561,934
5.75%, 05/15/41 (Call 11/15/40)	11,150	13,549,048
6.13%, 09/15/39	41,345	52,066,957
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	7,391	8,543,476
5.40%, 03/01/16	55,187	62,639,182
5.88%, 12/16/36	46,050	58,436,506
5.95%, 04/01/41 (Call 10/01/40)	20,100	26,073,987
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	18,587	19,231,922
4.65%, 04/15/42 (Call 10/15/41)	6,450	6,763,749
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	15,000	14,349,900
5.90%, 12/01/16	2,927	3,406,498

Security	Principal (000s)	Value

McDonald’s Corp.
2.63%, 01/15/22	$9,626	$9,779,005
5.35%, 03/01/18	17,548	21,065,461
6.30%, 10/15/37	11,551	15,646,063
6.30%, 03/01/38	13,188	17,898,169
Target Corp.
2.90%, 01/15/22	29,538	30,554,024
3.88%, 07/15/20[a]	16,373	18,314,838
4.00%, 07/01/42[a]	18,000	17,706,299
5.38%, 05/01/17	12,888	15,082,011
5.88%, 07/15/16	388	452,455
6.00%, 01/15/18	27,126	33,081,874
6.50%, 10/15/37	20,500	27,541,928
7.00%, 01/15/38	33,850	47,755,580
Wal-Mart Stores Inc.
2.80%, 04/15/16	19,782	21,064,467
3.25%, 10/25/20[a]	33,571	36,091,736
3.63%, 07/08/20[a]	19,453	21,386,358
4.25%, 04/15/21	31,289	35,830,420
4.88%, 07/08/40	17,250	19,558,947
5.00%, 10/25/40	22,255	25,686,276
5.25%, 09/01/35	17,705	20,915,106
5.38%, 04/05/17	13,659	16,073,820
5.63%, 04/01/40[a]	16,040	20,115,203
5.63%, 04/15/41	37,000	46,585,838
5.80%, 02/15/18	17,386	21,183,798
6.20%, 04/15/38	29,341	38,844,110
6.50%, 08/15/37	59,029	80,519,257
7.55%, 02/15/30	3,718	5,331,557
Walgreen Co.
1.80%, 09/15/17[a]	9,500	9,630,198
3.10%, 09/15/22[a]	21,250	21,291,100
4.40%, 09/15/42[a]	3,450	3,350,709
5.25%, 01/15/19[a]	16,782	19,616,732

		1,071,910,721
SAVINGS & LOANS — 0.07%
Murray Street Investment Trust I
4.65%, 03/09/17[d]	15,750	17,218,089

		17,218,089

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

SEMICONDUCTORS — 0.66%
Intel Corp.
1.35%, 12/15/17	$10,000	$10,016,700
1.95%, 10/01/16	19,804	20,512,290
2.70%, 12/15/22	20,000	19,700,124
3.30%, 10/01/21	42,007	43,835,355
4.00%, 12/15/32[a]	5,000	4,935,002
4.25%, 12/15/42[a]	12,000	11,767,303
4.80%, 10/01/41	23,358	24,736,122
Texas Instruments Inc.
1.65%, 08/03/19	15,093	15,007,322
2.38%, 05/16/16	7,052	7,388,098

		157,898,316
SOFTWARE — 1.54%
Microsoft Corp.
2.13%, 11/15/22	6,135	5,965,245
2.50%, 02/08/16[a]	4,756	5,007,482
3.00%, 10/01/20[a]	26,469	28,260,554
3.50%, 11/15/42	8,000	7,451,648
4.20%, 06/01/19	19,601	22,544,025
4.50%, 10/01/40	18,800	20,508,920
5.20%, 06/01/39	4,500	5,375,981
5.30%, 02/08/41	20,000	24,405,666
Oracle Corp.
1.20%, 10/15/17	29,950	29,942,737
2.50%, 10/15/22	35,650	35,146,123
3.88%, 07/15/20	3,874	4,333,154
5.00%, 07/08/19	45,406	54,033,971
5.38%, 07/15/40	45,500	54,818,991
5.75%, 04/15/18	24,509	29,605,647
6.13%, 07/08/39	30,000	39,150,375
6.50%, 04/15/38	3,000	4,064,890

		370,615,409
TELECOMMUNICATIONS — 9.20%
AT&T Corp.
8.00%, 11/15/31	11,503	16,853,793
AT&T Inc.
1.60%, 02/15/17	3,814	3,851,825
1.70%, 06/01/17	6,694	6,782,361
2.40%, 08/15/16	21,499	22,481,827

Security	Principal (000s)	Value

2.63%, 12/01/22 (Call 09/01/22)[a]	$10,000	$9,708,540
2.95%, 05/15/16[a]	31,289	33,193,170
3.00%, 02/15/22[a]	39,641	40,167,274
3.88%, 08/15/21	28,777	31,254,317
4.35%, 06/15/45[b]	6,574	6,202,503
4.45%, 05/15/21[a]	17,565	19,822,103
5.35%, 09/01/40	64,870	70,844,527
5.50%, 02/01/18	63,484	74,908,739
5.55%, 08/15/41[a]	50,821	57,312,620
5.60%, 05/15/18[a]	9,856	11,770,397
5.63%, 06/15/16[a]	22,952	26,256,631
5.80%, 02/15/19	34,087	41,121,466
6.15%, 09/15/34[a]	4,685	5,557,305
6.30%, 01/15/38	43,050	52,409,501
6.50%, 09/01/37	29,000	36,026,410
6.55%, 02/15/39	63,395	79,637,642
AT&T Mobility LLC
7.13%, 12/15/31	2,240	3,029,144
British Telecommunications PLC
5.95%, 01/15/18[a]	25,564	30,537,816
9.63%, 12/15/30[a]	10,900	16,956,225
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	39,002	52,753,251
Cisco Systems Inc.
3.15%, 03/14/17[a]	11,299	12,232,938
4.45%, 01/15/20[a]	46,628	53,624,102
4.95%, 02/15/19[a]	27,069	31,970,021
5.50%, 02/22/16[a]	38,010	43,294,884
5.50%, 01/15/40	34,275	41,481,919
5.90%, 02/15/39	28,350	35,651,165
Deutsche Telekom International Finance BV
5.75%, 03/23/16	26,585	30,051,684
6.00%, 07/08/19[a]	17,111	20,698,313
6.75%, 08/20/18	2,082	2,575,894
8.75%, 06/15/30	54,250	78,375,686
France Telecom SA
2.75%, 09/14/16	20,204	21,105,098
4.13%, 09/14/21[a]	13,866	14,778,599

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.38%, 07/08/19	$21,653	$25,163,384
5.38%, 01/13/42	19,750	21,098,135
8.50%, 03/01/31	32,410	46,099,012
New Cingular Wireless Services Inc.
8.75%, 03/01/31	6,450	10,011,159
Qwest Corp.
6.75%, 12/01/21	21,569	24,844,253
6.88%, 09/15/33 (Call 04/01/13)	5,500	5,458,856
8.38%, 05/01/16	2,000	2,344,448
Telecom Italia Capital SA
6.00%, 09/30/34[a]	1,400	1,282,036
7.00%, 06/04/18[a]	24,768	27,921,132
7.18%, 06/18/19[a]	18,281	20,801,676
7.20%, 07/18/36[a]	12,831	12,834,208
7.72%, 06/04/38[a]	37,173	38,806,010
Telefonica Emisiones SAU
3.99%, 02/16/16[a]	23,454	24,162,311
5.13%, 04/27/20	24,274	25,204,058
5.46%, 02/16/21	30,331	31,952,699
5.88%, 07/15/19[a]	15,951	17,329,857
6.42%, 06/20/16[a]	14,549	15,931,155
7.05%, 06/20/36[a]	25,270	26,738,819
Telefonica Europe BV
8.25%, 09/15/30	7,860	9,176,550
Verizon Communications Inc.
2.00%, 11/01/16[a]	24,587	25,469,673
2.45%, 11/01/22 (Call 08/01/22)[a]	34,500	33,024,435
3.00%, 04/01/16[a]	20,775	22,095,553
3.50%, 11/01/21	31,231	32,809,518
3.85%, 11/01/42 (Call 05/01/42)	11,000	9,859,212
4.60%, 04/01/21[a]	25,277	28,644,781
4.75%, 11/01/41	17,000	17,460,190
5.50%, 04/01/17	2,000	2,332,247
5.50%, 02/15/18[a]	24,367	28,822,162
5.55%, 02/15/16	9,068	10,263,273
5.85%, 09/15/35	17,040	20,154,656
6.00%, 04/01/41	21,350	25,653,680

Security	Principal (000s)	Value

6.10%, 04/15/18	$18,686	$22,727,408
6.25%, 04/01/37	3,493	4,303,911
6.35%, 04/01/19	32,411	40,002,791
6.40%, 02/15/38	56,333	70,429,488
6.90%, 04/15/38[a]	8,850	11,665,274
7.35%, 04/01/39	8,061	11,187,519
7.75%, 12/01/30	21,465	30,392,579
8.75%, 11/01/18	36,791	50,125,151
Vodafone Group PLC
1.25%, 09/26/17	9,000	8,944,245
1.50%, 02/19/18	15,000	14,986,650
1.63%, 03/20/17	18,600	18,727,996
2.50%, 09/26/22	2,750	2,648,181
2.95%, 02/19/23	25,000	24,860,750
4.38%, 02/19/43	25,800	25,190,862
5.45%, 06/10/19	23,150	27,633,924
5.63%, 02/27/17	23,642	27,505,871
5.75%, 03/15/16[a]	14,951	17,065,221
6.15%, 02/27/37	20,000	23,962,400

		2,211,389,049
TRANSPORTATION — 0.59%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	12,168	14,129,683
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)[a]	15,061	16,877,537
United Parcel Service Inc.
2.45%, 10/01/22	15,650	15,502,519
3.13%, 01/15/21	25,986	27,551,916
5.13%, 04/01/19	25,024	30,043,364
5.50%, 01/15/18[a]	1,269	1,513,291
6.20%, 01/15/38	26,410	35,481,175

		141,099,485

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,873,492,951)		23,767,220,599

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2013

Security	Principal (000s) or Shares	Value

FOREIGN AGENCY OBLIGATIONS[e] — 0.02%

MEXICO — 0.02%
Pemex Project Funding Master Trust
6.63%, 06/15/35	$3,093	$3,711,600

		3,711,600

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $3,120,455)		3,711,600

SHORT-TERM INVESTMENTS — 5.24%

MONEY MARKET FUNDS — 5.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,f,g]	992,208,562	992,208,562
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,f,g]	96,658,006	96,658,006
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,f]	171,719,025	171,719,025

		1,260,585,593

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,260,585,593)		1,260,585,593

TOTAL INVESTMENTS IN SECURITIES — 104.14%
(Cost: $23,137,198,999)		25,031,517,792
Other Assets, Less Liabilities — (4.14)%		(994,514,940)

NET ASSETS — 100.00%		$24,037,002,852

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2013

	iShares iBoxx $ High Yield Corporate Bond Fund	iShares iBoxx $ Investment Grade Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$14,103,822,647	$21,792,163,161
Affiliated (Note 2)	3,144,406,990	1,345,035,838

Total cost of investments	$17,248,229,637	$23,137,198,999

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$14,753,012,038	$23,683,481,798
Affiliated (Note 2)	3,144,406,990	1,348,035,994

Total fair value of investments	17,897,419,028	25,031,517,792
Receivables:
Investment securities sold	6,222,355	6,076,154
Interest	274,001,253	263,942,149
Capital shares sold	37,602,629	263,128

Total Assets	18,215,245,265	25,301,799,223

LIABILITIES
Payables:
Investment securities purchased	148,200,282	172,906,480
Collateral for securities on loan (Note 5)	2,979,587,919	1,088,866,568
Capital shares redeemed	392,125	171,502
Securities related to in-kind transactions (Note 4)	3,725,830	83,947
Investment advisory fees (Note 2)	5,849,171	2,767,874

Total Liabilities	3,137,755,327	1,264,796,371

NET ASSETS	$15,077,489,938	$24,037,002,852

Net assets consist of:
Paid-in capital	$14,359,462,121	$22,078,023,415
Undistributed net investment income	81,935,416	73,762,836
Accumulated net realized loss	(13,096,990)	(9,102,192)
Net unrealized appreciation	649,189,391	1,894,318,793

NET ASSETS	$15,077,489,938	$24,037,002,852

Shares outstanding[b]	160,900,000	200,200,000

Net asset value per share	$93.71	$120.06

[a]	Securities on loan with values of $2,854,273,993 and $1,051,983,922, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2013

	iShares iBoxx $ High Yield Corporate Bond Fund	iShares iBoxx $ Investment Grade Corporate Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$1,111,096,362	$926,908,419
Interest — affiliated (Note 2)	137,425	1,854,132
Securities lending income — affiliated (Note 2)	13,071,042	2,296,765

Total investment income	1,124,304,829	931,059,316

EXPENSES
Investment advisory fees (Note 2)	77,393,473	34,761,935

Total expenses	77,393,473	34,761,935

Net investment income	1,046,911,356	896,297,381

NET REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments — unaffiliated	5,248,805	2,985,412
In-kind redemptions — unaffiliated	316,133,505	456,538,207
In-kind redemptions — affiliated (Note 2)	—	873,614

Net realized gain	321,382,310	460,397,233

Net change in unrealized appreciation/depreciation	63,903,250	166,872,420

Net realized and unrealized gain	385,285,560	627,269,653

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,432,196,916	$1,523,567,034

See notes to financial statements.

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond Fund		iShares iBoxx $ Investment Grade Corporate Bond Fund
	Year ended February 28, 2013	Year ended February 29, 2012	Year ended February 28, 2013	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,046,911,356	$724,643,100	$896,297,381	$674,391,850
Net realized gain	321,382,310	133,559,584	460,397,233	155,170,354
Net change in unrealized appreciation/depreciation	63,903,250	(3,796,249)	166,872,420	1,005,300,210

Net increase in net assets resulting from operations	1,432,196,916	854,406,435	1,523,567,034	1,834,862,414

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,045,834,956)	(694,209,388)	(889,474,785)	(658,235,347)
From net realized gain	—	—	(1,970,502)	—

Total distributions to shareholders	(1,045,834,956)	(694,209,388)	(891,445,287)	(658,235,347)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,201,572,482	7,554,197,750	8,500,579,576	7,890,582,686
Cost of shares redeemed	(4,769,162,667)	(1,713,604,197)	(4,658,787,969)	(2,444,280,976)

Net increase in net assets from capital share transactions	432,409,815	5,840,593,553	3,841,791,607	5,446,301,710

INCREASE IN NET ASSETS	818,771,775	6,000,790,600	4,473,913,354	6,622,928,777

NET ASSETS
Beginning of year	14,258,718,163	8,257,927,563	19,563,089,498	12,940,160,721

End of year	$15,077,489,938	$14,258,718,163	$24,037,002,852	$19,563,089,498

Undistributed net investment income included in net assets at end of year	$81,935,416	$80,859,016	$73,762,836	$66,941,576

SHARES ISSUED AND REDEEMED
Shares sold	57,100,000	85,300,000	71,800,000	70,300,000
Shares redeemed	(52,200,000)	(19,300,000)	(39,000,000)	(21,900,000)

Net increase in shares outstanding	4,900,000	66,000,000	32,800,000	48,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$91.40	$91.75	$86.03	$68.49	$95.31

Income from investment operations:
Net investment income[a]	6.15	6.74	7.45	8.31	8.77
Net realized and unrealized gain (loss)[b]	2.31	(0.45)	5.65	17.47	(27.84)

Total from investment operations	8.46	6.29	13.10	25.78	(19.07)

Less distributions from:
Net investment income	(6.15)	(6.64)	(7.38)	(8.24)	(7.75)

Total distributions	(6.15)	(6.64)	(7.38)	(8.24)	(7.75)

Net asset value, end of year	$93.71	$91.40	$91.75	$86.03	$68.49

Total return	9.68%	7.35%	16.11%	39.50%	(21.06)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$15,077,490	$14,258,718	$8,257,928	$4,611,414	$2,089,054
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	6.73%	7.60%	8.44%	10.30%	11.18%
Portfolio turnover rate[c]	19%	13%	16%	67%	27%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$116.86	$108.74	$105.18	$93.78	$105.21

Income from investment operations:
Net investment income[a]	4.60	5.00	5.24	5.76	5.78
Net realized and unrealized gain (loss)[b]	3.22	8.08	3.58	11.33	(11.75)

Total from investment operations	7.82	13.08	8.82	17.09	(5.97)

Less distributions from:
Net investment income	(4.61)	(4.96)	(5.26)	(5.69)	(5.46)
Net realized gain	(0.01)	—	—	—	—

Total distributions	(4.62)	(4.96)	(5.26)	(5.69)	(5.46)

Net asset value, end of year	$120.06	$116.86	$108.74	$105.18	$93.78

Total return	6.81%	12.37%	8.59%	18.70%	(5.96)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$24,037,003	$19,563,089	$12,940,161	$12,190,805	$8,646,439
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.87%	4.48%	4.83%	5.71%	5.96%
Portfolio turnover rate[c]	5%	4%	7%	79%	48%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
iBoxx $ High Yield Corporate	Diversified
iBoxx $ Investment Grade Corporate	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$14,753,012,038	$—	$14,753,012,038
Money Market Funds	3,144,406,990	—	—	3,144,406,990

	$3,144,406,990	$14,753,012,038	$—	$17,897,419,028

iBoxx $ Investment Grade Corporate
Assets:
Corporate Bonds & Notes	$—	$23,767,220,599	$—	$23,767,220,599
Foreign Agency Obligations	—	3,711,600	—	3,711,600
Money Market Funds	1,260,585,593	—	—	1,260,585,593

	$1,260,585,593	$23,770,932,199	$—	$25,031,517,792

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Effective June 30, 2012, for its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond Fund, BFA is entitled to an annual investment advisory fee of 0.50% based on the Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $19 billion, and 0.475% on its allocable portion of the aggregate average daily net assets in excess of $19 billion. Prior to June 30, 2012, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
iBoxx $ High Yield Corporate	$7,038,254
iBoxx $ Investment Grade Corporate	1,236,719

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate
PNC Bank N.A.
2.70%, 11/01/22	$—	$14,250	$—	$14,250	$13,885,342	$94,802	$—
2.95%, 01/30/23	—	5,000	—	5,000	5,001,950	1,228	—

					$18,887,292	$96,030	$—

PNC Funding Corp.
2.70%, 09/19/16	$—	$13,654	$—	$13,654	$14,426,680	$51,324	$—
3.30%, 03/08/22	—	19,738	—	19,738	20,377,981	442,934	—
3.63%, 02/08/15	17,514	—	(17,514)	—	—	8,622	873,614
4.38%, 08/11/20	8,500	1,708	—	10,208	11,633,186	397,757	—
5.13%, 02/08/20	13,500	5,339	—	18,839	22,125,262	789,812	—

					$68,563,109	$1,690,449	$873,614

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2013 were as follows:

iShares Bond Fund	Purchases	Sales
iBoxx $ High Yield Corporate	$4,923,538,492	$2,901,660,345
iBoxx $ Investment Grade Corporate	5,012,597,098	1,216,174,040

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 28, 2013 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate	$3,060,557,737	$4,646,435,511
iBoxx $ Investment Grade Corporate	4,704,321,831	4,524,445,169

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2013, attributable to the use of equalization and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate	$315,336,985	$—	$(315,336,985)
iBoxx $ Investment Grade Corporate	461,592,556	(1,336)	(461,591,220)

The tax character of distributions paid during the years ended February 28, 2013 and February 29, 2012 was as follows:

iShares Bond Fund	2013	2012
iBoxx $ High Yield Corporate
Ordinary income	$1,045,834,956	$694,209,388

iBoxx $ Investment Grade Corporate
Ordinary income	$889,474,785	$658,235,347
Long-term capital gain	1,970,502	—

	$891,445,287	$658,235,347

As of February 28, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
iBoxx $ High Yield Corporate	$81,935,416	$(12,876,312)	$648,968,713	$—	$718,027,817
iBoxx $ Investment Grade Corporate	73,762,836	—	1,890,610,728	(5,394,127)	1,958,979,437

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2014.

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate	$6,201,770	$6,496,723	$177,819	$12,876,312

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 28, 2013, the iBoxx $ Investment Grade Corporate Bond Fund utilized $111,041 of its capital loss carryforwards.

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate	$17,248,450,315	$778,381,951	$(129,413,238)	$648,968,713
iBoxx $ Investment Grade Corporate	23,140,907,064	1,952,947,484	(62,336,756)	1,890,610,728

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	67

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares iBoxx $ High Yield Corporate Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Funds”), at February 28, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2013

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the following Fund hereby designates long-term capital gain dividends for the fiscal year ended February 28, 2013:

iShares Bond Fund	Long-Term Capital Gain Dividends
iBoxx $ Investment Grade Corporate	$7,213,029

Under Section 871(k)(1)(C) of the Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2013:

iShares Bond Fund	Interest- Related Dividends
iBoxx $ High Yield Corporate	$921,762,761
iBoxx $ Investment Grade Corporate	742,138,183

TAX INFORMATION	69

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains		Return of Capital		Total Per Share
iBoxx $ High Yield Corporate	$6.14229	$—	$0.01034	$6.15263	100%	—%		0%[a]		100%
iBoxx $ Investment Grade Corporate	4.59973	0.00939	0.00821	4.61733	100	0	[a]	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBoxx $ High Yield Corporate Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	17	1.35%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	4	0.32
Greater than 4.5% and Less than 5.0%	7	0.56
Greater than 4.0% and Less than 4.5%	13	1.03
Greater than 3.5% and Less than 4.0%	25	1.99
Greater than 3.0% and Less than 3.5%	22	1.75
Greater than 2.5% and Less than 3.0%	33	2.62
Greater than 2.0% and Less than 2.5%	54	4.29
Greater than 1.5% and Less than 2.0%	118	9.38
Greater than 1.0% and Less than 1.5%	236	18.76
Greater than 0.5% and Less than 1.0%	347	27.57
Between 0.5% and –0.5%	309	24.56
Less than –0.5% and Greater than –1.0%	42	3.34
Less than –1.0% and Greater than –1.5%	8	0.64
Less than –1.5% and Greater than –2.0%	6	0.48
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	5	0.40
Less than –3.0% and Greater than –3.5%	4	0.32
Less than –3.5% and Greater than –4.0%	2	0.16
Less than –4.0%	2	0.16

	1,258	100.00%

SUPPLEMENTAL INFORMATION	71

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares iBoxx $ Investment Grade Corporate Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.08%
Greater than 4.0% and Less than 4.5%	4	0.32
Greater than 3.5% and Less than 4.0%	7	0.56
Greater than 3.0% and Less than 3.5%	19	1.51
Greater than 2.5% and Less than 3.0%	39	3.10
Greater than 2.0% and Less than 2.5%	58	4.61
Greater than 1.5% and Less than 2.0%	59	4.69
Greater than 1.0% and Less than 1.5%	98	7.79
Greater than 0.5% and Less than 1.0%	350	27.82
Between 0.5% and –0.5%	582	46.25
Less than –0.5% and Greater than –1.0%	18	1.43
Less than –1.0% and Greater than –1.5%	5	0.40
Less than –1.5% and Greater than –2.0%	6	0.48
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	4	0.32
Less than –3.0% and Greater than –3.5%	2	0.16
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	4	0.32

	1,258	100.00%

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of February 28, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	73

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	75

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

Go paperless. . .
It’s Fast, Convenient, and Timely!
To sign up today, go to www.icsdelivery.com

iS-AR-24-0213

FEBRUARY 28, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares Barclays Intermediate Government/Credit Bond Fund | GVI | NYSE Arca
➢	iShares Barclays Government/Credit Bond Fund | GBF | NYSE Arca
➢	iShares Barclays Agency Bond Fund | AGZ | NYSE Arca
➢	iShares Barclays MBS Bond Fund | MBB | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

BOND MARKET PERFORMANCE OVERVIEW

U.S. bonds advanced broadly for the 12-month period ended February 28, 2013 (the “reporting period”). U.S. economic growth during the reporting period remained sluggish and uneven. Following a moderate 2.0% annual growth rate in the first quarter of 2012, the economy slowed in the second quarter, growing at an annual rate of 1.3%. The economy picked up steam in the third quarter, expanding at a 3.1% annual rate, before downshifting to a 0.1% annual growth rate in the final quarter of 2012. During the calendar year 2012, the U.S. economy grew by 2.2%, slightly higher than the 1.8% growth rate in 2011.

The key factors holding the economy in check during the reporting period included weaker consumer spending — retail sales increased by 4.5% for the reporting period, compared with an 8.1% increase for the prior 12 months — and a decline in government outlays. Both of these were influenced by continued deleveraging, as individuals sought to reduce their overall debt loads and the federal government attempted to lower its deficit spending.

On the positive side, the unemployment rate fell from 8.3% to a four-year low of 7.7% during the reporting period. The Federal Reserve (the U.S. central bank) announced in late 2012 that it would continue to keep its short-term interest rate target at its current level and maintain its economic stimulus efforts until the unemployment rate falls below 6.5% — a level last seen in October 2008. Other favorable economic data during the reporting period included a burgeoning recovery in the housing market and a decline in the inflation rate from 2.9% to 1.6%.

Additional factors influencing the bond market during the reporting period included the ongoing European sovereign debt crisis, central bank actions around the world to stimulate global economic growth, the U.S. presidential election, and a resolution to the “fiscal cliff” (expiring federal tax cuts and automatic government spending reductions that were slated to take effect at the beginning of 2013).

In this environment, interest rates declined modestly for the reporting period, contributing to the overall advance in the bond market. From a maturity perspective, longer-term bonds outperformed intermediate- and short-term securities. On a sector basis, the credit sector generated the higher returns as investors continued to seek out higher yields in a low interest rate environment. Within the credit sector, lower-quality securities outpaced higher-rated bonds for the reporting period as credit spreads tightened over the period.

In the government sector, Treasury and government agency bonds posted muted returns. Treasury yields, already hovering near historically low levels, edged slightly lower for the reporting period. Treasury securities rallied throughout much of the first half of the reporting period amid slowing economic growth, flare-ups in Europe, and uncertainty regarding the outcome of the U.S. presidential election and the resolution of the fiscal cliff. However, the Treasury market gave back much of these gains late in the reporting period as economic activity improved and many uncertainties were resolved. Government agency securities modestly outperformed Treasury bonds due to their higher yields.

Mortgage-backed securities underperformed the broad bond market for the reporting period. The Federal Reserve’s continued purchases in the mortgage market to hold down mortgage rates sparked increased refinancing activity and prepayments, which weighed on the performance of residential mortgage-backed securities.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.73%	2.58%	3.01%	4.43%	4.34%	4.58%	5.25%	5.25%	5.37%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.73%	2.58%	3.01%	24.23%	23.66%	25.10%	36.99%	37.02%	37.99%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

The iShares Barclays Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranatural and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 2.73%, net of fees, while the total return for the Index was 3.01%.

PORTFOLIO ALLOCATION As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	57.28%
Financial	11.99
U.S. Government Agency Obligations	8.07
Consumer Non-Cyclical	4.04
Communications	2.88
Energy	2.47
Foreign Agency Obligations	2.21
Industrial	1.87
Utilities	1.58
Multi-National	1.57
Basic Materials	1.45
Technology	1.28
Consumer Cyclical	1.19
Foreign Government Obligations	1.16
Municipal Debt Obligations	0.11
Short-Term and Other Net Assets	0.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/13

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.75%, 05/15/14	5.39%
U.S. Treasury Notes, 4.88%, 08/15/16	4.70
U.S. Treasury Notes, 0.25%, 02/15/15	4.48
U.S. Treasury Notes, 2.25%, 01/31/15	2.93
U.S. Treasury Notes, 1.00%, 03/31/17	2.65
U.S. Treasury Notes, 3.38%, 11/15/19	2.63
Federal National Mortgage Association, 5.00%, 04/15/15	2.06
U.S. Treasury Notes, 0.38%, 03/15/15	2.02
U.S. Treasury Notes, 1.88%, 06/30/15	1.82
U.S. Treasury Notes, 0.75%, 12/31/17	1.53

TOTAL	30.21%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.27%	2.90%	3.60%	5.37%	5.24%	5.48%	5.90%	5.88%	5.99%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.27%	2.90%	3.60%	29.87%	29.12%	30.60%	42.25%	42.14%	43.04%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

The iShares Barclays Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Government/Credit Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranatural and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 3.27%, net of fees, while the total return for the Index was 3.60%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	53.35%
Financial	11.47
U.S. Government Agency Obligations	6.50
Consumer Non-Cyclical	4.89
Communications	4.03
Energy	3.23
Utilities	2.53
Foreign Agency Obligations	2.14
Industrial	2.12
Foreign Government Obligations	1.73
Basic Materials	1.69
Multi-National	1.41
Consumer Cyclical	1.41
Municipal Debt Obligations	1.31
Technology	1.12
Diversified	0.11
Short-Term and Other Net Assets	0.96

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.63%, 11/15/16	4.06%
U.S. Treasury Notes, 3.63%, 08/15/19	3.89
U.S. Treasury Notes, 4.75%, 05/15/14	3.40
U.S. Treasury Notes, 2.50%, 03/31/15	2.29
U.S. Treasury Notes, 0.25%, 02/15/15	2.27
U.S. Treasury Bonds, 7.63%, 02/15/25	2.01
U.S. Treasury Notes, 1.00%, 10/31/16	1.99
U.S. Treasury Notes, 2.00%, 04/30/16	1.83
U.S. Treasury Notes, 0.88%, 12/31/16	1.82
Federal National Mortgage Association, 5.00%, 04/15/15	1.77

TOTAL	25.33%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS AGENCY BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.75%	1.60%	1.88%	4.17%	4.16%	4.29%	19.30%	19.24%	19.89%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/5/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

The iShares Barclays Agency Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Agency Bond Index (the “Index”). The Index measures the performance of the agency sector of the U.S. government bond market and is comprised of investment grade native-currency U.S. dollar-denominated debentures issued by government and government-related agencies including the Federal National Mortgage Association (Fannie Mae). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 1.75%, net of fees, while the total return for the Index was 1.88%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

U.S. Government Agency Obligations	94.42%
Financial	3.39
Foreign Government Obligations	1.58
Short-Term and Other Net Assets	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Federal Home Loan Mortgage Corp., 0.50%, 04/17/15	17.29%
Federal Home Loan Banks, 1.38%, 05/28/14	6.39
Federal National Mortgage Association, 0.00%, 06/01/17	5.78
Federal National Mortgage Association, 2.25%, 03/15/16	4.87
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	3.94
Federal National Mortgage Association, 0.88%, 08/28/17	3.76
Federal Home Loan Banks, 2.38%, 03/14/14	2.65
Federal National Mortgage Association, 2.75%, 03/13/14	2.41
Federal National Mortgage Association, 0.88%, 12/20/17	2.37
Private Export Funding Corp. (U.S. Government Guaranteed), 4.38%, 03/15/19	2.12

TOTAL	51.58%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS MBS BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.80%	1.71%	1.92%	4.89%	4.86%	5.24%	5.17%	5.17%	5.58%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.80%	1.71%	1.92%	26.94%	26.76%	29.12%	35.08%	35.04%	38.23%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS MBS BOND FUND

The iShares Barclays MBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. MBS Index (the “Index”). The Index measures the performance of investment grade mortgage-backed pass-through securities issued by the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 1.80%, net of fees, while the total return for the Index was 1.92%.

PORTFOLIO ALLOCATION

As of 2/28/13

Issuer/Investment Type	Percentage of Net Assets

Federal National Mortgage Association	47.61%
Federal Home Loan Mortgage Corp.	27.89
Government National Mortgage Association	24.05
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Government National Mortgage Association, 3.50%, 09/20/42	2.54%
Federal Home Loan Mortgage Corp., 3.50%, 10/01/42	1.97
Federal National Mortgage Association, 3.00%, 01/01/43	1.95
Federal National Mortgage Association, 3.50%, 01/01/43	1.25
Federal National Mortgage Association, 3.00%, 03/01/43	1.19
Federal National Mortgage Association, 6.00%, 03/01/43	1.16
Federal National Mortgage Association, 3.50%, 10/01/42	1.08
Government National Mortgage Association, 3.00%, 03/01/43	1.05
Federal National Mortgage Association, 4.00%, 02/01/41	1.04
Government National Mortgage Association, 3.00%, 12/20/42	0.90

TOTAL	14.13%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Barclays Intermediate Government/Credit
Actual	$1,000.00	$1,005.80	0.20%	$0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Government/Credit
Actual	1,000.00	1,000.80	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Agency
Actual	1,000.00	1,001.10	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays MBS
Actual	1,000.00	999.00	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 30.32%

ADVERTISING — 0.07%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$50	$50,421
10.00%, 07/15/17 (Call 07/15/13)	100	108,800
Omnicom Group Inc.
3.63%, 05/01/22	500	509,245
WPP Finance 2010
4.75%, 11/21/21	150	160,850

		829,316
AEROSPACE & DEFENSE — 0.25%
Boeing Co. (The)
4.88%, 02/15/20	450	530,783
Exelis Inc.
5.55%, 10/01/21	200	212,925
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	250	270,196
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	100	111,519
Lockheed Martin Corp.
3.35%, 09/15/21	300	315,049
Raytheon Co.
2.50%, 12/15/22	250	244,483
United Technologies Corp.
3.10%, 06/01/22	300	312,544
5.38%, 12/15/17	623	740,397

		2,737,896
AGRICULTURE — 0.36%
Altria Group Inc.
4.75%, 05/05/21	600	672,456
9.70%, 11/10/18	526	730,711
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	282,990
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	259,416
4.10%, 03/15/16	150	160,526

Security	Principal (000s)	Value

Lorillard Tobacco Co.
2.30%, 08/21/17	$250	$252,307
3.50%, 08/04/16	100	105,793
Philip Morris International Inc.
2.50%, 08/22/22	150	147,648
5.65%, 05/16/18	685	824,882
Reynolds American Inc.
6.75%, 06/15/17	447	538,887

		3,975,616
AIRLINES — 0.07%
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23	47	49,357
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
4.75%, 07/12/22[a]	92	100,743
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	43	47,270
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 05/07/21	500	541,250

		738,620
APPAREL — 0.00%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	50	53,003

		53,003
AUTO MANUFACTURERS — 0.06%
Daimler Finance North America LLC
6.50%, 11/15/13	590	613,539

		613,539
AUTO PARTS & EQUIPMENT — 0.04%
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)[a]	200	212,128
4.25%, 03/01/21	200	218,580

		430,708

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

BANKS — 7.89%
Abbey National Treasury Services PLC
4.00%, 04/27/16	$300	$318,255
American Express Centurion Bank
5.95%, 06/12/17	300	354,419
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	109,796
Bancolombia SA
5.13%, 09/11/22[a]	500	506,875
Bank of America Corp.
3.63%, 03/17/16	300	318,441
4.50%, 04/01/15	600	638,130
5.63%, 07/01/20	750	876,632
5.65%, 05/01/18	1,010	1,168,423
5.70%, 01/24/22	1,450	1,717,784
7.38%, 05/15/14	1,053	1,132,635
7.63%, 06/01/19	262	334,821
Bank of America N.A.
5.30%, 03/15/17	500	560,555
Bank of Montreal
1.75%, 04/29/14	150	152,126
2.50%, 01/11/17	200	208,986
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	1,000	999,645
1.30%, 01/25/18 (Call 12/25/17)[a]	600	599,911
2.30%, 07/28/16	300	314,067
Bank of Nova Scotia
2.05%, 10/07/15	750	773,210
4.38%, 01/13/21	150	170,445
Barclays Bank PLC
2.75%, 02/23/15	300	310,591
5.13%, 01/08/20	700	802,768
5.20%, 07/10/14	400	423,760
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	303,137
3.20%, 03/15/16 (Call 02/16/16)	250	266,372
6.85%, 04/30/19	262	332,674

Security	Principal (000s)	Value

BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	$100	$99,980
4.66%, 10/09/15	500	517,644
BNP Paribas SA
2.38%, 09/14/17	300	306,127
3.25%, 03/11/15	300	312,013
5.00%, 01/15/21	500	568,193
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	150	150,023
Capital One Financial Corp.
2.13%, 07/15/14	450	457,536
6.75%, 09/15/17	526	638,403
Citigroup Inc.
2.25%, 08/07/15	500	511,412
4.45%, 01/10/17	1,800	1,987,418
4.50%, 01/14/22[a]	250	277,802
4.75%, 05/19/15	600	643,790
5.00%, 09/15/14	150	157,853
6.13%, 05/15/18	1,010	1,206,528
8.50%, 05/22/19	512	686,197
Comerica Inc.
3.00%, 09/16/15	50	52,640
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	250	255,456
Credit Suisse New York
5.40%, 01/14/20	600	665,628
5.50%, 05/01/14	100	105,453
6.00%, 02/15/18	400	464,202
Deutsche Bank AG London
6.00%, 09/01/17	848	1,009,266
Fifth Third Bancorp
5.45%, 01/15/17	526	589,049
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	4,200	4,234,312
3.63%, 02/07/16	600	639,126
3.70%, 08/01/15	600	632,763
5.25%, 07/27/21	300	341,248
5.35%, 01/15/16	660	732,147
5.75%, 01/24/22	1,000	1,175,850

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

6.00%, 05/01/14	$450	$476,601
6.15%, 04/01/18	1,610	1,905,491
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	390,241
HSBC Holdings PLC
5.10%, 04/05/21	650	753,078
HSBC USA Inc.
2.38%, 02/13/15	600	617,374
J.P. Morgan Chase & Co.
1.10%, 10/15/15	1,200	1,203,282
3.15%, 07/05/16	600	637,223
3.25%, 09/23/22	300	303,236
3.45%, 03/01/16	450	479,749
4.25%, 10/15/20	500	549,854
4.35%, 08/15/21	500	550,528
4.50%, 01/24/22	400	443,620
6.00%, 01/15/18	800	957,992
6.30%, 04/23/19	262	320,833
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,181,410
KeyCorp
6.50%, 05/14/13[a]	526	532,082
KfW
0.88%, 09/05/17[a]	4,200	4,199,982
1.50%, 04/04/14	1,500	1,520,166
2.00%, 06/01/16	2,250	2,352,896
2.63%, 03/03/15	750	783,694
2.63%, 01/25/22	1,500	1,573,100
4.88%, 01/17/17	842	974,461
Series G
4.38%, 03/15/18	1,347	1,566,987
Korea Finance Corp.
4.63%, 11/16/21	200	223,623
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	600	623,782
Series G
5.00%, 11/08/16	842	974,098
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	500	551,024
Morgan Stanley
3.45%, 11/02/15	150	156,844
3.80%, 04/29/16	900	955,058

Security	Principal (000s)	Value

4.10%, 01/26/15	$300	$314,057
4.75%, 04/01/14[a]	550	568,865
4.88%, 11/01/22[a]	1,000	1,049,992
5.45%, 01/09/17	500	558,702
5.75%, 10/18/16	473	530,393
5.75%, 01/25/21	700	808,462
6.00%, 04/28/15	736	803,691
6.63%, 04/01/18	603	717,767
7.30%, 05/13/19	262	325,243
National Australia Bank Ltd. New York
1.60%, 08/07/15	250	254,239
National City Corp.
6.88%, 05/15/19	526	657,398
Northern Trust Corp.
3.38%, 08/23/21	100	106,738
3.45%, 11/04/20	50	53,883
Oesterreichische Kontrollbank AG
1.13%, 07/06/15[a]	300	304,453
2.00%, 06/03/16[a]	600	624,113
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	500	516,100
5.25%, 11/15/15[b]	135	150,298
Rabobank Nederland
3.38%, 01/19/17	750	806,590
4.50%, 01/11/21	500	556,288
Royal Bank of Canada
1.45%, 10/30/14	200	202,663
1.50%, 01/16/18[a]	500	502,280
2.30%, 07/20/16	150	156,119
2.88%, 04/19/16	350	370,193
Royal Bank of Scotland Group PLC
4.38%, 03/16/16[a]	500	542,585
5.63%, 08/24/20	150	174,695
6.13%, 01/11/21	400	483,252
State Street Corp.
4.30%, 05/30/14	179	187,459
4.38%, 03/07/21	300	340,901
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	499,932

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

SunTrust Bank
7.25%, 03/15/18	$262	$326,154
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	106,924
Svenska Handelsbanken AB
2.88%, 04/04/17	250	265,199
Toronto-Dominion Bank (The)
1.38%, 07/14/14	50	50,635
2.38%, 10/19/16	200	209,058
2.50%, 07/14/16	100	104,788
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	500	508,965
2.20%, 11/15/16 (Call 10/14/16)	200	207,966
4.13%, 05/24/21 (Call 04/23/21)	100	111,216
UBS AG Stamford
5.88%, 12/20/17	1,010	1,206,086
US Bank N.A.
4.80%, 04/15/15	686	739,933
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	300	345,760
5.75%, 06/15/17	1,010	1,189,807
Wells Fargo & Co.
1.50%, 07/01/15	500	508,726
1.50%, 01/16/18	600	600,759
3.50%, 03/08/22	500	526,563
3.63%, 04/15/15	450	476,754
3.75%, 10/01/14	600	630,283
4.60%, 04/01/21	400	456,772
Westpac Banking Corp.
1.13%, 09/25/15	4,200	4,229,899
3.00%, 08/04/15	450	473,238
4.88%, 11/19/19	375	438,510

		87,752,172
BEVERAGES — 0.76%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	900	905,811
2.50%, 07/15/22	350	341,717

Security	Principal (000s)	Value

5.38%, 11/15/14	$600	$647,959
5.38%, 01/15/20	400	480,057
7.75%, 01/15/19	400	527,528
Beam Inc.
5.38%, 01/15/16	54	60,103
Bottling Group LLC
6.95%, 03/15/14	307	327,179
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	242,661
Coca-Cola Co. (The)
5.35%, 11/15/17	1,000	1,185,126
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	308,519
Diageo Finance BV
5.30%, 10/28/15	623	694,070
Diageo Investment Corp.
2.88%, 05/11/22	250	251,333
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	105,454
3.20%, 11/15/21 (Call 08/15/21)	200	204,644
PepsiCo Inc.
1.25%, 08/13/17	400	401,161
2.75%, 03/05/22	500	506,453
3.75%, 03/01/14	526	543,063
7.90%, 11/01/18	500	666,688

		8,399,526
BIOTECHNOLOGY — 0.20%
Amgen Inc.
1.88%, 11/15/14	100	101,827
2.30%, 06/15/16	150	156,541
3.88%, 11/15/21 (Call 08/15/21)	400	434,104
5.70%, 02/01/19	762	911,391
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	104,314
Celgene Corp.
3.95%, 10/15/20	100	107,568
Gilead Sciences Inc.
3.05%, 12/01/16	300	322,005

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

4.50%, 04/01/21 (Call 01/01/21)	$100	$112,720

		2,250,470
BUILDING MATERIALS — 0.05%
CRH America Inc.
5.30%, 10/15/13	370	379,676
Owens Corning Inc.
9.00%, 06/15/19	160	197,529

		577,205
CHEMICALS — 0.62%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	48,077
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	259,154
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	300	301,034
2.90%, 11/15/22 (Call 08/15/22)	250	245,657
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	250	250,446
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	500	488,083
4.25%, 11/15/20 (Call 08/15/20)	300	327,430
7.60%, 05/15/14	204	220,700
8.55%, 05/15/19	400	539,849
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	300	328,050
4.25%, 04/01/21[a]	850	967,683
Eastman Chemical Co.
3.00%, 12/15/15	200	209,820
Ecolab Inc.
3.00%, 12/08/16	600	637,171
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	156,878

Security	Principal (000s)	Value

Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	$300	$372,019
PPG Industries Inc.
3.60%, 11/15/20	200	214,189
Praxair Inc.
1.05%, 11/07/17[a]	500	496,982
3.00%, 09/01/21	100	104,053
4.05%, 03/15/21	100	111,776
4.50%, 08/15/19	256	295,032
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	244,959
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	52,985
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	50	54,376

		6,926,403
COMMERCIAL SERVICES — 0.07%
ADT Corp. (The)
2.25%, 07/15/17[c]	200	199,974
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	196,564
Moody’s Corp.
5.50%, 09/01/20[a]	100	109,174
Western Union Co. (The)
5.25%, 04/01/20[a]	216	233,672

		739,384
COMPUTERS — 0.45%
Computer Sciences Corp.
4.45%, 09/15/22	50	52,341
6.50%, 03/15/18	150	172,092
Dell Inc.
2.30%, 09/10/15	100	99,000
4.63%, 04/01/21[a]	250	248,125
Hewlett-Packard Co.
1.55%, 05/30/14	150	150,788
2.35%, 03/15/15	300	303,203
2.65%, 06/01/16	150	152,340

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

4.30%, 06/01/21	$450	$453,445
4.65%, 12/09/21	200	204,493
5.50%, 03/01/18	526	581,419
International Business Machines Corp.
0.55%, 02/06/15	1,000	1,002,035
1.95%, 07/22/16	300	311,624
2.90%, 11/01/21	350	361,989
5.70%, 09/14/17	550	658,872
NetApp Inc.
2.00%, 12/15/17	250	249,398

		5,001,164
COSMETICS & PERSONAL CARE — 0.11%
Colgate-Palmolive Co.
1.30%, 01/15/17	200	203,016
2.95%, 11/01/20	150	159,108
Procter & Gamble Co. (The)
1.80%, 11/15/15	600	620,284
4.70%, 02/15/19	200	235,050

		1,217,458
DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
5.13%, 03/01/21	150	158,422
Ingram Micro Inc.
5.25%, 09/01/17	100	107,864

		266,286
DIVERSIFIED FINANCIAL SERVICES — 2.31%
Alterra Finance LLC
6.25%, 09/30/20	100	115,728
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[d]	268	286,760
7.00%, 03/19/18	792	991,128
American Express Credit Corp.
2.80%, 09/19/16	200	211,662
Ameriprise Financial Inc.
5.30%, 03/15/20	150	178,140
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	1,047	1,133,832

Security	Principal (000s)	Value

Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	$250	$258,883
Caterpillar Financial Services Corp.
1.63%, 06/01/17[a]	250	255,090
Charles Schwab Corp. (The)
0.85%, 12/04/15	250	250,585
3.23%, 09/01/22	262	267,092
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,048	1,168,443
Ford Motor Credit Co. LLC
4.25%, 02/03/17	1,000	1,072,611
7.00%, 04/15/15	750	830,098
8.13%, 01/15/20	750	946,672
Franklin Resources Inc.
2.80%, 09/15/22	250	249,822
General Electric Capital Corp.
1.63%, 07/02/15	300	305,408
2.15%, 01/09/15[a]	900	924,958
2.95%, 05/09/16	450	476,743
4.65%, 10/17/21	400	451,827
5.00%, 01/08/16	640	703,259
5.30%, 02/11/21	700	806,711
5.63%, 09/15/17	1,000	1,177,796
5.63%, 05/01/18	762	905,049
5.90%, 05/13/14	450	479,066
6.00%, 08/07/19	762	929,550
HSBC Finance Corp.
5.50%, 01/19/16	350	389,357
6.68%, 01/15/21	569	679,903
Jefferies Group Inc.
5.13%, 01/20/23[a]	200	208,441
8.50%, 07/15/19	262	326,190
John Deere Capital Corp.
0.88%, 04/17/15	100	100,539
1.85%, 09/15/16[a]	600	619,812
3.15%, 10/15/21	200	210,206
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	1,185	1,254,259
6.05%, 05/16/16	600	669,183
Series C
5.00%, 01/15/15	235	250,377

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22 (Call 11/15/21)[a]	$250	$260,930
Nomura Holdings Inc.
6.70%, 03/04/20	225	266,511
ORIX Corp.
5.00%, 01/12/16	250	269,826
PACCAR Financial Corp.
0.80%, 02/08/16	250	250,291
1.55%, 09/29/14	200	202,949
SLM Corp.
6.25%, 01/25/16	500	542,500
7.25%, 01/25/22	100	110,000
Series A
5.38%, 05/15/14	637	667,894
Swedish Export Credit Corp.
1.75%, 05/30/17[a]	500	515,500
Toyota Motor Credit Corp.
1.25%, 11/17/14	200	202,573
1.25%, 10/05/17	600	600,458
1.75%, 05/22/17	500	512,067
2.63%, 01/10/23	1,000	992,802
3.40%, 09/15/21	200	214,263

		25,693,744
ELECTRIC — 1.54%
Ameren Illinois Co.
2.70%, 09/01/22	250	250,240
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)[a]	250	249,180
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	244,814
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,471	1,773,494
Constellation Energy Group Inc.
4.55%, 06/15/15	556	598,654

Security	Principal (000s)	Value

Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	$200	$205,447
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	150	163,288
Dominion Resources Inc.
Series C
5.15%, 07/15/15	640	703,787
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	150	158,391
5.05%, 09/15/19	262	306,909
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	220,436
Edison International
3.75%, 09/15/17	200	217,354
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	200	216,865
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	107,519
Entergy Louisiana LLC
1.88%, 12/15/14	100	101,924
Exelon Corp.
4.90%, 06/15/15	440	477,224
Exelon Generation Co. LLC
5.35%, 01/15/14	590	613,152
FirstEnergy Solutions Corp.
4.80%, 02/15/15	300	320,572
Georgia Power Co.
0.75%, 08/10/15	500	501,335
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	55,083
5.29%, 06/15/22 (Call 03/15/22)[a,e]	300	336,687
Integrys Energy Group Inc.
4.17%, 11/01/20	50	55,282

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	$50	$53,971
LG&E and KU Energy LLC
2.13%, 11/15/15	100	102,483
3.75%, 11/15/20 (Call 08/15/20)[a]	100	105,741
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	300	361,313
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	253,297
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	600	604,138
6.00%, 03/01/19[a]	256	304,022
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	300	325,654
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	100	103,188
2.15%, 08/15/22 (Call 02/15/22)	500	487,882
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	245,476
Oncor Electric Delivery Co.
6.38%, 01/15/15	268	293,890
Pacific Gas & Electric Co.
4.80%, 03/01/14	897	933,640
Portland General Electric Co.
6.10%, 04/15/19	100	123,494
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	158,235
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	200	211,146
Progress Energy Carolinas
3.00%, 09/15/21 (Call 06/15/21)	150	157,439

Security	Principal (000s)	Value

Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	$600	$607,479
4.40%, 01/15/21 (Call 10/15/20)	300	332,992
PSEG Power LLC
2.75%, 09/15/16	100	103,941
4.15%, 09/15/21 (Call 06/15/21)	150	159,873
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	112,130
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	211,672
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)[a]	50	52,225
4.75%, 05/15/21 (Call 02/15/21)	150	163,590
Scottish Power Ltd.
5.38%, 03/15/15	65	69,302
Southern Co. (The)
2.38%, 09/15/15	100	103,849
Southern Power Co.
Series D
4.88%, 07/15/15	307	336,001
Southwestern Electric Power Co.
6.45%, 01/15/19[a]	262	317,084
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	251,268
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	500	503,878
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)[a]	300	330,453
UIL Holdings Corp.
4.63%, 10/01/20	100	106,826
Union Electric Co.
6.70%, 02/01/19	262	332,576

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	$100	$104,511
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	209,940

		17,112,236
ELECTRICAL COMPONENTS & EQUIPMENT — 0.08%
Emerson Electric Co.
4.88%, 10/15/19[a]	300	352,167
5.25%, 10/15/18	405	484,105

		836,272
ELECTRONICS — 0.20%
Agilent Technologies Inc.
5.00%, 07/15/20	100	112,865
6.50%, 11/01/17	225	270,973
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	50	52,089
Avnet Inc.
4.88%, 12/01/22[a]	250	254,577
Honeywell International Inc.
5.30%, 03/01/18	262	311,836
Koninklijke Philips Electronics NV
3.75%, 03/15/22	300	322,407
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	54,726
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	600	636,171
3.60%, 08/15/21 (Call 05/15/21)	200	207,560
4.50%, 03/01/21	50	54,783

		2,277,987
ENGINEERING & CONSTRUCTION — 0.02%
Fluor Corp.
3.38%, 09/15/21	200	210,725

		210,725
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	100	118,350

		118,350

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.08%
Republic Services Inc.
5.00%, 03/01/20	$400	$460,016
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)[a]	400	445,567

		905,583
FOOD — 0.64%
Campbell Soup Co.
3.05%, 07/15/17	200	214,362
ConAgra Foods Inc.
3.25%, 09/15/22	250	250,232
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	250	262,583
General Mills Inc.
1.55%, 05/16/14	200	202,541
5.70%, 02/15/17	200	233,376
H.J. Heinz Co.
3.13%, 09/12/21 (Call 06/12/21)	250	251,250
Hershey Co. (The)
1.50%, 11/01/16	200	203,737
4.13%, 12/01/20	50	56,486
Ingredion Inc.
4.63%, 11/01/20	50	54,849
Kellogg Co.
1.88%, 11/17/16[a]	150	153,940
3.13%, 05/17/22	250	257,813
4.45%, 05/30/16	300	330,452
Kraft Foods Group Inc.
2.25%, 06/05/17	500	518,509
3.50%, 06/06/22	250	260,892
Kroger Co. (The)
2.20%, 01/15/17	300	309,555
3.90%, 10/01/15	300	322,613
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	200	216,815
Mondelez International Inc.
4.13%, 02/09/16	500	545,140
6.13%, 02/01/18	1,004	1,210,958

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Safeway Inc.
3.95%, 08/15/20[a]	$200	$202,728
Sysco Corp.
2.60%, 06/12/22	250	247,174
Unilever Capital Corp.
0.85%, 08/02/17	500	496,060
4.25%, 02/10/21	250	286,400

		7,088,465
FOREST PRODUCTS & PAPER — 0.15%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	500	520,385
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	200	197,950
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	600	669,297
7.95%, 06/15/18	262	337,227

		1,724,859
GAS — 0.04%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	215,071
Sempra Energy
2.00%, 03/15/14	100	101,297
6.50%, 06/01/16	112	130,668

		447,036
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	300	309,434

		309,434
HEALTH CARE — PRODUCTS — 0.28%
Baxter International Inc.
2.40%, 08/15/22	500	490,076
4.25%, 03/15/20	200	226,063
Becton, Dickinson and Co.
3.13%, 11/08/21	200	208,294
3.25%, 11/12/20	100	106,385
Boston Scientific Corp.
4.50%, 01/15/15	700	741,370

Security	Principal (000s)	Value

Covidien International Finance SA
6.00%, 10/15/17	$450	$538,918
Medtronic Inc.
3.00%, 03/15/15	200	209,113
4.13%, 03/15/21 (Call 12/15/20)	200	225,311
St. Jude Medical Inc.
2.50%, 01/15/16	100	103,515
Stryker Corp.
2.00%, 09/30/16	100	102,938
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	200	205,006

		3,156,989
HEALTH CARE — SERVICES — 0.35%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	250	242,943
3.95%, 09/01/20	100	108,517
4.13%, 06/01/21 (Call 03/01/21)	300	327,446
Cigna Corp.
2.75%, 11/15/16	100	105,415
4.38%, 12/15/20 (Call 09/15/20)	100	111,035
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	50	58,737
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	500	490,156
6.45%, 06/01/16	200	229,908
Laboratory Corp. of America Holdings
2.20%, 08/23/17	300	306,404
Quest Diagnostics Inc.
4.70%, 04/01/21	150	163,805
UnitedHealth Group Inc.
1.40%, 10/15/17	250	251,422
4.70%, 02/15/21 (Call 11/15/20)	200	229,334

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

4.88%, 03/15/15	$268	$290,531
6.00%, 06/15/17	250	298,592
WellPoint Inc.
3.30%, 01/15/23	200	201,845
4.35%, 08/15/20	100	110,800
5.25%, 01/15/16	300	334,199

		3,861,089
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
4.85%, 06/15/21[a]	250	275,251

		275,251
HOUSEHOLD PRODUCTS & WARES — 0.06%
Clorox Co. (The)
3.80%, 11/15/21	200	213,144
Kimberly-Clark Corp.
6.13%, 08/01/17	256	310,655
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	105,303

		629,102
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
2.00%, 06/15/15	500	508,551

		508,551
INSURANCE — 1.08%
Aflac Inc.
3.45%, 08/15/15[a]	100	106,194
4.00%, 02/15/22[a]	200	212,555
Allstate Corp. (The)
5.00%, 08/15/14	336	356,815
American International Group Inc.
3.65%, 01/15/14	250	256,455
4.88%, 06/01/22	300	340,241
5.60%, 10/18/16	673	767,572
6.40%, 12/15/20	500	621,653
Aon Corp.
3.13%, 05/27/16	100	105,280
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	904	976,405
5.40%, 05/15/18[a]	450	536,242

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
1.90%, 01/31/17	$500	$515,809
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[d]	250	271,250
CNA Financial Corp.
5.88%, 08/15/20	75	88,166
Fidelity National Financial Inc.
5.50%, 09/01/22	300	334,311
Genworth Financial Inc.
5.75%, 06/15/14[a]	526	552,826
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	288,051
5.38%, 03/15/17	250	285,159
Lincoln National Corp.
8.75%, 07/01/19	300	404,932
Markel Corp.
5.35%, 06/01/21	200	224,195
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	350	390,226
MetLife Inc.
3.05%, 12/15/22	500	500,046
4.75%, 02/08/21	200	228,979
5.00%, 06/15/15	640	700,163
Principal Financial Group Inc.
1.85%, 11/15/17	500	503,989
Progressive Corp. (The)
3.75%, 08/23/21[a]	100	108,790
Prudential Financial Inc.
3.00%, 05/12/16[a]	150	158,201
4.50%, 11/16/21	300	334,531
Series B
5.10%, 09/20/14	673	716,550
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	220,745
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	306,108
Willis Group Holdings PLC
5.75%, 03/15/21[a]	100	112,012
WR Berkley Corp.
4.63%, 03/15/22	200	215,879

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

XLIT Ltd.
5.75%, 10/01/21	$200	$235,731

		11,976,061
INTERNET — 0.10%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	145,327
eBay Inc.
1.35%, 07/15/17	100	101,052
3.25%, 10/15/20 (Call 07/15/20)[a]	100	105,792
Google Inc.
2.13%, 05/19/16	200	209,049
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	500	516,015

		1,077,235
IRON & STEEL — 0.02%
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	200	205,595

		205,595
LODGING — 0.08%
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	300	315,343
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	250	246,530
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	51,055
4.25%, 03/01/22 (Call 12/01/21)	100	103,038
5.75%, 02/01/18	200	225,911

		941,877
MACHINERY — 0.23%
Caterpillar Inc.
3.90%, 05/27/21	700	775,924
5.70%, 08/15/16	943	1,085,870

Security	Principal (000s)	Value

Deere & Co.
4.38%, 10/16/19	$300	$347,979
Joy Global Inc.
5.13%, 10/15/21	50	55,456
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	249,725

		2,514,954
MANUFACTURING — 0.58%
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	246,220
Danaher Corp.
2.30%, 06/23/16	50	52,446
3.90%, 06/23/21 (Call 03/23/21)	150	166,995
General Electric Co.
2.70%, 10/09/22	4,450	4,443,021
Harsco Corp.
2.70%, 10/15/15	100	101,037
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	225	241,605
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	250	306,844
Pentair Finance SA
2.65%, 12/01/19[c]	250	248,416
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	55,389
Textron Inc.
4.63%, 09/21/16	100	108,071
Turlock Corp.
2.75%, 11/02/22[c]	250	242,969
Tyco Electronics Group SA
6.55%, 10/01/17	200	239,633

		6,452,646
MEDIA — 1.11%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	250	253,160

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Comcast Corp.
3.13%, 07/15/22	$500	$511,706
6.50%, 01/15/17	750	900,174
COX Communications Inc.
5.45%, 12/15/14	192	208,384
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	600	635,984
3.55%, 03/15/15	450	470,826
3.80%, 03/15/22	250	250,596
5.00%, 03/01/21	200	218,029
Discovery Communications LLC
3.30%, 05/15/22	250	252,201
3.70%, 06/01/15	600	636,999
NBCUniversal Media LLC
2.88%, 04/01/16	300	317,319
5.15%, 04/30/20	1,200	1,416,973
News America Inc.
3.00%, 09/15/22	250	245,744
5.30%, 12/15/14	556	600,925
Thomson Reuters Corp.
6.50%, 07/15/18	300	369,243
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	200	212,001
5.85%, 05/01/17	336	391,222
6.75%, 07/01/18	700	859,315
7.50%, 04/01/14	476	510,360
Time Warner Inc.
3.15%, 07/15/15	100	105,404
4.88%, 03/15/20	750	859,697
Viacom Inc.
1.25%, 02/27/15	400	403,196
3.13%, 06/15/22 (Call 03/15/22)[a]	500	500,643
3.50%, 04/01/17[a]	150	162,130
Walt Disney Co. (The)
1.13%, 02/15/17	500	499,463
1.35%, 08/16/16	300	305,721
2.55%, 02/15/22[a]	250	250,228

		12,347,643

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
1.25%, 01/15/18	$200	$199,689

		199,689
MINING — 0.65%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	400	420,435
5.55%, 02/01/17	418	459,489
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20[a]	200	211,320
Barrick Gold Corp.
2.90%, 05/30/16	200	210,206
3.85%, 04/01/22	200	205,583
6.95%, 04/01/19	225	279,266
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	200	203,978
3.25%, 11/21/21	450	477,798
4.80%, 04/15/13	647	650,189
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	50	50,246
3.55%, 03/01/22 (Call 12/01/21)	300	296,843
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	200	202,345
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	100	104,103
3.75%, 09/20/21	50	53,478
6.50%, 07/15/18	450	556,455
8.95%, 05/01/14	510	558,832
9.00%, 05/01/19	225	312,723
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	500	504,075
Teck Resources Ltd.
3.00%, 03/01/19	200	206,637
3.85%, 08/15/17	50	53,918
Vale Overseas Ltd.
4.38%, 01/11/22	800	831,950
6.25%, 01/11/16	336	375,509

		7,225,378

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

MULTI-NATIONAL — 1.57%
African Development Bank
1.13%, 03/15/17	$750	$763,946
Corporacion Andina de Fomento
4.38%, 06/15/22	300	326,397
Council of Europe Development Bank
1.50%, 02/22/17	250	256,770
European Bank for Reconstruction and Development
1.00%, 02/16/17	750	759,304
Series G
2.75%, 04/20/15	300	315,025
European Investment Bank
1.00%, 07/15/15	1,000	1,013,549
1.25%, 02/14/14	1,200	1,211,233
1.25%, 10/14/16	750	764,958
2.13%, 07/15/16	900	944,936
2.75%, 03/23/15	600	628,947
4.00%, 02/16/21	1,700	1,976,023
4.63%, 05/15/14	3,641	3,827,354
International Bank for Reconstruction and Development
1.00%, 09/15/16	1,800	1,829,810
2.38%, 05/26/15	750	783,246
International Finance Corp.
1.00%, 04/24/17	600	607,326
2.25%, 04/11/16	500	527,403
2.75%, 04/20/15	500	525,369
Nordic Investment Bank
5.00%, 02/01/17	307	358,038

		17,419,634
OFFICE & BUSINESS EQUIPMENT — 0.12%
Pitney Bowes Inc.
4.75%, 01/15/16[a]	256	268,594
Xerox Corp.
4.25%, 02/15/15	200	209,988
4.50%, 05/15/21[a]	650	684,669
5.63%, 12/15/19	150	168,595

		1,331,846

Security	Principal (000s)	Value

OIL & GAS — 1.70%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$306	$351,619
6.38%, 09/15/17	500	596,789
BP Capital Markets PLC
0.70%, 11/06/15	600	599,141
1.85%, 05/05/17	250	255,503
3.13%, 10/01/15	200	211,632
3.20%, 03/11/16	850	904,849
3.56%, 11/01/21	100	105,908
3.88%, 03/10/15	150	159,422
4.74%, 03/11/21	200	230,412
4.75%, 03/10/19	150	173,094
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500	595,966
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	250	249,212
4.50%, 09/15/14	200	210,997
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	600	601,398
2.36%, 12/05/22 (Call 09/05/22)	250	247,977
ConocoPhillips
4.75%, 02/01/14	240	249,217
5.75%, 02/01/19	300	367,747
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	500	489,761
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	300	319,512
Encana Corp.
5.90%, 12/01/17	350	409,766
Ensco PLC
4.70%, 03/15/21	300	335,766
EOG Resources Inc.
2.95%, 06/01/15	300	314,187
Husky Energy Inc.
7.25%, 12/15/19	300	386,660

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Marathon Oil Corp.
6.00%, 10/01/17	$194	$232,023
Marathon Petroleum Corp.
3.50%, 03/01/16	50	53,425
5.13%, 03/01/21	450	523,876
Nabors Industries Inc.
5.00%, 09/15/20	300	316,786
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	200	218,180
Noble Holding International Ltd.
4.63%, 03/01/21	200	217,203
Occidental Petroleum Corp.
1.75%, 02/15/17	150	154,041
2.50%, 02/01/16	300	315,564
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	300	335,250
Phillips 66
2.95%, 05/01/17	200	212,062
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	259,345
Rowan Companies Inc.
5.00%, 09/01/17	100	111,241
Shell International Finance BV
0.63%, 12/04/15	2,100	2,104,074
4.00%, 03/21/14	600	622,118
4.30%, 09/22/19	526	607,251
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	200	210,276
Statoil ASA
5.25%, 04/15/19	450	540,393
Suncor Energy Inc.
6.10%, 06/01/18	450	546,436
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	103,656
Total Capital
2.30%, 03/15/16	200	208,559
4.13%, 01/28/21	250	281,496

Security	Principal (000s)	Value

Total Capital International
1.55%, 06/28/17	$500	$507,292
2.88%, 02/17/22	250	257,514
Transocean Inc.
5.05%, 12/15/16	450	500,701
6.00%, 03/15/18	173	198,034
Valero Energy Corp.
6.13%, 02/01/20	450	545,419
XTO Energy Inc.
5.50%, 06/15/18	250	306,322

		18,855,072
OIL & GAS SERVICES — 0.14%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	150	157,879
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	150	166,927
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	200	212,490
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	249,385
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	500	515,557
6.35%, 06/15/17	268	307,905

		1,610,143
PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,022
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,247

		70,269
PHARMACEUTICALS — 1.22%
Abbott Laboratories
5.13%, 04/01/19	238	282,906

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

AbbVie Inc.
1.75%, 11/06/17[c]	$2,600	$2,630,104
Allergan Inc.
3.38%, 09/15/20	250	267,814
AmerisourceBergen Corp.
5.88%, 09/15/15	254	284,665
Bristol-Myers Squibb Co.
5.45%, 05/01/18	200	238,550
Cardinal Health Inc.
3.20%, 06/15/22	200	203,404
Express Scripts Holding Co.
3.13%, 05/15/16	250	264,682
3.50%, 11/15/16	200	215,866
4.75%, 11/15/21	200	225,188
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	558	675,933
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	250	253,874
Johnson & Johnson
3.55%, 05/15/21	200	221,138
5.55%, 08/15/17	305	365,284
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	425	419,988
5.70%, 03/01/17	336	391,261
Medco Health Solutions Inc.
7.13%, 03/15/18	492	614,085
Merck & Co. Inc.
4.00%, 06/30/15	315	340,175
Novartis Capital Corp.
2.90%, 04/24/15	300	314,935
Novartis Securities Investment Ltd.
5.13%, 02/10/19	862	1,029,634
Pfizer Inc.
6.20%, 03/15/19	429	538,708
Sanofi
1.20%, 09/30/14	100	101,078
2.63%, 03/29/16	500	525,812
4.00%, 03/29/21	200	222,459
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	600	728,248

Security	Principal (000s)	Value

Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	$200	$209,232
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	150	151,664
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	500	500,958
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	600	603,017
Wyeth LLC
5.50%, 02/01/14	697	729,200

		13,549,862
PIPELINES — 0.64%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	243,506
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	50	53,508
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	475	535,693
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	200	215,746
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	314,816
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	200	217,567
5.95%, 02/01/15	315	343,238
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	707	763,449
Kinder Morgan Energy Partners LP
3.50%, 03/01/16[a]	50	53,532
4.15%, 03/01/22	200	214,134
6.85%, 02/15/20	250	312,894
Magellan Midstream Partners LP
4.25%, 02/01/21	300	330,948

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	$250	$264,715
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	250	263,877
Plains All American Pipeline LP
3.95%, 09/15/15	300	322,963
8.75%, 05/01/19	300	406,741
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	500	497,519
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	100	106,577
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	50	53,282
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	487,309
6.50%, 08/15/18	450	561,741
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	248,224
5.25%, 03/15/20	225	257,851

		7,069,830
REAL ESTATE — 0.05%
ProLogis LP
4.50%, 08/15/17	400	440,576
6.88%, 03/15/20 (Call 12/16/19)	100	121,918

		562,494
REAL ESTATE INVESTMENT TRUSTS — 0.65%
American Tower Corp.
3.50%, 01/31/23	175	172,702
4.63%, 04/01/15	220	234,985
5.05%, 09/01/20	150	163,789
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[a]	50	53,185

Security	Principal (000s)	Value

BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	$400	$423,625
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	54,694
4.13%, 05/15/21	600	644,752
CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	300	317,440
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	300	320,397
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	255,655
7.38%, 02/15/15	250	278,509
Entertainment Properties Trust
7.75%, 07/15/20	150	178,850
ERP Operating LP
5.13%, 03/15/16	336	375,239
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	900	986,377
6.70%, 01/30/18	250	304,689
Health Care REIT Inc.
3.63%, 03/15/16	50	52,611
4.13%, 04/01/19 (Call 01/01/19)	300	327,115
4.95%, 01/15/21 (Call 10/15/20)	100	109,261
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)[a]	250	266,941
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	150	169,227
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	109,035
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	115,652

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	$450	$538,432
6.13%, 05/30/18	500	606,324
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)[a]	100	105,703
4.75%, 06/01/21 (Call 03/01/21)	50	54,862

		7,220,051
RETAIL — 0.81%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	51,117
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	550	567,295
Costco Wholesale Corp.
0.65%, 12/07/15	600	601,744
1.70%, 12/15/19	250	249,793
CVS Caremark Corp.
4.13%, 05/15/21 (Call 02/15/21)	250	279,205
5.75%, 06/01/17	205	242,569
Darden Restaurants Inc.
4.50%, 10/15/21[a]	200	207,394
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	112,770
Home Depot Inc. (The)
5.40%, 03/01/16	590	670,295
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	50	50,576
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	750	766,027
3.80%, 11/15/21 (Call 08/15/21)	200	215,927

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	$200	$208,745
McDonald’s Corp.
5.35%, 03/01/18	473	564,110
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	200	221,686
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	100	109,723
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	500	501,431
Target Corp.
6.00%, 01/15/18	473	575,051
Wal-Mart Stores Inc.
3.25%, 10/25/20	750	805,786
4.55%, 05/01/13[a]	970	976,421
Walgreen Co.
1.80%, 09/15/17	600	606,211
3.10%, 09/15/22	100	99,276
Yum! Brands Inc.
6.25%, 03/15/18[a]	304	364,781

		9,047,933
SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16	100	106,364

		106,364
SEMICONDUCTORS — 0.09%
Applied Materials Inc.
2.65%, 06/15/16[a]	50	52,496
Broadcom Corp.
2.70%, 11/01/18	50	53,380
Intel Corp.
1.95%, 10/01/16	350	362,679
3.30%, 10/01/21	100	104,500
Texas Instruments Inc.
1.65%, 08/03/19	300	298,900
2.38%, 05/16/16	150	157,225

		1,029,180

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

SOFTWARE — 0.61%
BMC Software Inc.
4.25%, 02/15/22	$50	$50,227
Fiserv Inc.
3.13%, 06/15/16	25	26,381
4.75%, 06/15/21	200	216,518
Microsoft Corp.
2.50%, 02/08/16	650	681,036
2.95%, 06/01/14	350	361,500
Oracle Corp.
1.20%, 10/15/17	4,200	4,193,816
2.50%, 10/15/22	300	295,230
5.25%, 01/15/16	893	1,005,609

		6,830,317
TELECOMMUNICATIONS — 1.60%
America Movil SAB de CV
2.38%, 09/08/16	200	207,374
5.00%, 03/30/20	675	771,699
AT&T Inc.
1.40%, 12/01/17	600	598,548
2.40%, 08/15/16	950	990,448
2.50%, 08/15/15	400	416,064
3.00%, 02/15/22	750	760,703
5.50%, 02/01/18	800	944,752
British Telecommunications PLC
5.95%, 01/15/18	150	178,888
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526	711,059
Cisco Systems Inc.
5.50%, 02/22/16	1,197	1,363,971
Corning Inc.
4.25%, 08/15/20	50	54,994
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	355,917
Embarq Corp.
7.08%, 06/01/16	450	517,759
France Telecom SA
4.38%, 07/08/14	600	628,016
Harris Corp.
4.40%, 12/15/20	150	161,903

Security	Principal (000s)	Value

Juniper Networks Inc.
4.60%, 03/15/21	$200	$213,297
Motorola Solutions Inc.
3.50%, 03/01/23	500	496,309
Rogers Wireless Inc.
6.38%, 03/01/14	336	354,815
Telecom Italia Capital SA
4.95%, 09/30/14	526	549,670
Telefonica Emisiones SAU
3.73%, 04/27/15	450	461,250
5.46%, 02/16/21	450	471,375
Verizon Communications Inc.
1.25%, 11/03/14	300	303,520
2.45%, 11/01/22 (Call 08/01/22)	2,100	2,009,046
3.50%, 11/01/21	300	314,438
5.50%, 02/15/18	450	533,930
5.55%, 02/15/16	997	1,128,787
Vodafone Group PLC
2.95%, 02/19/23	1,000	1,000,124
5.63%, 02/27/17	500	581,618
5.75%, 03/15/16	640	729,941

		17,810,215
TEXTILES — 0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	150	155,430

		155,430
TOYS, GAMES & HOBBIES — 0.00%
Mattel Inc.
2.50%, 11/01/16	50	51,959

		51,959
TRANSPORTATION — 0.32%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	550	559,417
4.70%, 10/01/19	250	291,392
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	250	244,883
2.85%, 12/15/21 (Call 09/15/21)	100	103,781

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	$250	$268,636
4.25%, 06/01/21 (Call 03/01/21)	50	55,472
Norfolk Southern Corp.
7.70%, 05/15/17	445	559,039
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)[a]	250	256,504
3.50%, 06/01/17	100	105,358
3.60%, 03/01/16	100	104,637
Union Pacific Corp.
5.75%, 11/15/17[a]	315	377,137
United Parcel Service Inc.
3.13%, 01/15/21	250	264,983
5.13%, 04/01/19	282	336,642

		3,527,881
TRUCKING & LEASING — 0.02%
GATX Corp.
4.85%, 06/01/21	200	212,723

		212,723

TOTAL CORPORATE BONDS & NOTES
(Cost: $318,574,777)		337,066,720

FOREIGN AGENCY OBLIGATIONS[f] — 2.21%

BRAZIL — 0.23%
Petrobras International Finance Co.
3.88%, 01/27/16	1,200	1,253,501
5.38%, 01/27/21	350	382,366
5.88%, 03/01/18[a]	500	561,613
7.88%, 03/15/19	262	321,196

		2,518,676
CANADA — 1.01%
British Columbia (Province of)
1.20%, 04/25/17[a]	750	763,405
Hydro-Quebec
2.00%, 06/30/16	500	521,035
Manitoba (Province of)
1.30%, 04/03/17	250	255,193

Security	Principal (000s)	Value

Nova Scotia (Province of)
2.38%, 07/21/15	$300	$313,440
Ontario (Province of)
1.60%, 09/21/16	1,800	1,854,818
1.65%, 09/27/19	4,200	4,193,366
2.30%, 05/10/16	100	105,055
2.95%, 02/05/15	875	916,808
4.10%, 06/16/14	600	628,842
4.40%, 04/14/20[a]	250	293,196
Quebec (Province of)
5.00%, 03/01/16	1,247	1,409,324

		11,254,482
JAPAN — 0.01%
Japan Finance Corp.
2.50%, 05/18/16	100	105,905

		105,905
MEXICO — 0.19%
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	575,000
Petroleos Mexicanos
4.88%, 01/24/22	1,100	1,215,500
5.50%, 01/21/21	250	287,500

		2,078,000
SOUTH KOREA — 0.28%
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250	271,273
5.00%, 04/11/22	1,000	1,163,707
8.13%, 01/21/14	550	584,213
Korea Development Bank (The)
3.50%, 08/22/17	1,000	1,079,971

		3,099,164
SUPRANATIONAL — 0.49%
Asian Development Bank
2.50%, 03/15/16	750	795,806
2.63%, 02/09/15	1,150	1,200,106
2.75%, 05/21/14	526	541,868
Inter-American Development Bank
1.13%, 03/15/17	900	915,292
3.00%, 04/22/14	600	618,420
5.13%, 09/13/16	1,247	1,444,706

		5,516,198

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $23,811,583)		24,572,425

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.16%

BRAZIL — 0.17%
Brazil (Federative Republic of)
4.88%, 01/22/21	$550	$642,125
6.00%, 01/17/17	450	527,175
8.00%, 01/15/18[a]	593	694,736

		1,864,036
CANADA — 0.05%
Canada (Government of)
2.38%, 09/10/14	526	543,076

		543,076
COLOMBIA — 0.14%
Colombia (Republic of)
4.38%, 07/12/21	200	225,000
7.38%, 03/18/19[a]	850	1,099,050
8.25%, 12/22/14	250	283,750

		1,607,800
ISRAEL — 0.03%
Israel (State of)
5.13%, 03/26/19	262	305,230

		305,230
ITALY — 0.14%
Italy (Republic of)
4.50%, 01/21/15	1,500	1,569,611

		1,569,611
JAPAN — 0.05%
Japan (Government of)
1.13%, 07/19/17	600	603,606

		603,606
MEXICO — 0.25%
United Mexican States
3.63%, 03/15/22[a]	1,540	1,640,100
5.95%, 03/19/19[a]	900	1,092,150

		2,732,250
PANAMA — 0.05%
Panama (Republic of)
7.25%, 03/15/15	500	558,500

		558,500

Security	Principal (000s)	Value

PERU — 0.05%
Peru (Republic of)
7.13%, 03/30/19	$415	$534,105

		534,105
POLAND — 0.11%
Poland (Republic of)
5.13%, 04/21/21[a]	750	859,688
6.38%, 07/15/19	262	322,260

		1,181,948
SOUTH AFRICA — 0.09%
South Africa (Republic of)
5.50%, 03/09/20	600	688,500
6.88%, 05/27/19	262	320,295

		1,008,795
SOUTH KOREA — 0.03%
Korea (Republic of)
7.13%, 04/16/19	262	339,224

		339,224

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $12,308,887)		12,848,181

MUNICIPAL DEBT OBLIGATIONS — 0.11%

CALIFORNIA — 0.03%
State of California GO BAB
7.55%, 04/01/39	250	363,565

		363,565
ILLINOIS — 0.05%
State of Illinois GO
4.07%, 01/01/14	20	20,460
4.42%, 01/01/15	500	527,075

		547,535
NEW JERSEY — 0.03%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/23 (AGM)	400	268,332

		268,332

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,063,221)		1,179,432

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 65.35%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.07%
Federal Home Loan Banks
3.63%, 10/18/13[a]	$3,685	$3,764,014
5.00%, 11/17/17[a]	9,935	11,856,115
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	3,000	2,993,644
1.25%, 10/02/19	2,750	2,734,573
2.00%, 08/25/16[a]	5,075	5,332,193
2.38%, 01/13/22	1,700	1,766,571
2.50%, 05/27/16[a]	4,155	4,422,932
3.75%, 03/27/19[a]	2,045	2,353,056
4.50%, 01/15/14	3,660	3,796,416
4.88%, 11/15/13	8,000	8,267,024
Federal National Mortgage Association
0.38%, 12/21/15[a]	3,000	2,998,566
1.25%, 09/28/16[a]	3,185	3,263,608
2.75%, 03/13/14[a]	12,972	13,311,825
5.00%, 04/15/15	20,832	22,893,524

		89,754,061

U.S. GOVERNMENT OBLIGATIONS — 57.28%
U.S. Treasury Notes
0.13%, 12/31/14[a]	2,200	2,195,842
0.25%, 02/15/15	49,800	49,801,987
0.25%, 12/15/15	6,300	6,286,392
0.38%, 03/15/15	22,400	22,455,329
0.38%, 01/15/16[a]	3,500	3,503,745
0.63%, 11/30/17	6,300	6,275,052
0.75%, 12/15/13	5,460	5,484,952
0.75%, 06/30/17	2,000	2,010,440
0.75%, 10/31/17[a]	14,200	14,234,648
0.75%, 12/31/17[a]	17,000	17,015,131
0.88%, 01/31/17	6,780	6,868,682
0.88%, 02/28/17	6,000	6,076,200
0.88%, 04/30/17	3,000	3,035,160
1.00%, 01/15/14	8,359	8,419,436
1.00%, 08/31/16	5,000	5,094,500
1.00%, 09/30/16	2,080	2,119,354
1.00%, 03/31/17	28,900	29,399,102

Security	Principal (000s)	Value

1.13%, 12/31/19[a]	$9,600	$9,546,144
1.25%, 02/15/14	10,000	10,102,700
1.25%, 03/15/14	3,555	3,594,105
1.25%, 04/15/14[a]	13,018	13,172,133
1.38%, 09/30/18[a]	7,840	8,038,979
1.38%, 01/31/20	7,000	7,065,660
1.50%, 03/31/19[a]	3,690	3,793,283
1.63%, 08/15/22	17,060	16,780,557
1.63%, 11/15/22[a]	600	587,460
1.75%, 05/31/16	9,300	9,703,435
1.88%, 06/30/15	19,529	20,257,431
1.88%, 08/31/17[a]	6,347	6,690,055
1.88%, 09/30/17[a]	9,751	10,278,724
2.00%, 04/30/16[a]	6,677	7,014,055
2.00%, 02/15/22[a]	16,050	16,447,237
2.00%, 02/15/23	2,000	2,020,160
2.13%, 05/31/15	8,217	8,557,842
2.13%, 08/15/21	3,030	3,157,684
2.25%, 01/31/15	31,387	32,594,774
2.38%, 07/31/17[a]	6,818	7,333,032
2.50%, 03/31/15[a]	8,575	8,975,709
2.50%, 04/30/15[a]	8,045	8,433,251
2.63%, 07/31/14	10,000	10,341,400
2.63%, 11/15/20[a]	10,284	11,196,911
2.75%, 02/28/18[a]	5,409	5,936,702
2.88%, 03/31/18[a]	1,552	1,714,122
3.13%, 04/30/17[a]	5,871	6,484,167
3.38%, 11/15/19[a]	25,520	29,200,494
3.50%, 05/15/20[a]	371	427,893
3.63%, 08/15/19	12,339	14,293,497
3.63%, 02/15/20[a]	10,115	11,747,662
3.63%, 02/15/21[a]	8,584	9,986,111
4.63%, 11/15/16	2,370	2,728,936
4.75%, 05/15/14[a]	56,830	59,938,034
4.88%, 08/15/16[a]	45,352	52,245,046
7.25%, 05/15/16[a]	8,825	10,746,291
8.50%, 02/15/20	3,520	5,249,517

		636,657,145

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $705,750,553)		726,411,206

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 29.78%

MONEY MARKET FUNDS — 29.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,g,h]	297,764,382	$297,764,382
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,g,h]	29,007,320	29,007,320
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,g]	4,261,637	4,261,637

		331,033,339

TOTAL SHORT-TERM INVESTMENTS
(Cost: $331,033,339)		331,033,339

TOTAL INVESTMENTS IN SECURITIES — 128.93%
(Cost: $1,392,542,360)		1,433,111,303
Other Assets, Less Liabilities — (28.93)%		(321,600,546)

NET ASSETS — 100.00%		$1,111,510,757

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 34.01%

ADVERTISING — 0.10%
Omnicom Group Inc.
3.63%, 05/01/22	$75	$76,387
WPP Finance 2010
4.75%, 11/21/21	100	107,233

		183,620
AEROSPACE & DEFENSE — 0.47%
Boeing Co. (The)
5.00%, 03/15/14	200	209,006
Lockheed Martin Corp.
4.07%, 12/15/42[a]	115	106,416
Northrop Grumman Corp.
3.50%, 03/15/21	75	79,373
Raytheon Co.
3.13%, 10/15/20	100	105,389
4.88%, 10/15/40	50	55,409
United Technologies Corp.
1.80%, 06/01/17	100	102,886
3.10%, 06/01/22	100	104,181
6.05%, 06/01/36	101	128,404

		891,064
AGRICULTURE — 0.50%
Altria Group Inc.
10.20%, 02/06/39	130	218,987
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61	70,804
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	100	103,766
Lorillard Tobacco Co.
2.30%, 08/21/17	100	100,923
6.88%, 05/01/20	100	121,658
Philip Morris International Inc.
2.50%, 08/22/22	100	98,432
5.65%, 05/16/18	140	168,589
Reynolds American Inc.
7.25%, 06/15/37	51	66,265

		949,424
AIRLINES — 0.05%
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
4.75%, 07/12/22[b]	46	50,372

Security	Principal (000s)	Value

Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[b]	$43	$47,270

		97,642
AUTO MANUFACTURERS — 0.10%
Daimler Finance North America LLC
6.50%, 11/15/13	154	160,144
Ford Motor Co.
7.45%, 07/16/31	25	32,062

		192,206
AUTO PARTS & EQUIPMENT — 0.03%
Johnson Controls Inc.
4.25%, 03/01/21	50	54,645

		54,645
BANKS — 6.44%
Bancolombia SA
5.13%, 09/11/22[b]	50	50,687
Bank of America Corp.
3.63%, 03/17/16	100	106,147
5.00%, 05/13/21	200	225,952
5.42%, 03/15/17	200	223,093
5.65%, 05/01/18	150	173,528
5.70%, 01/24/22	50	59,234
5.75%, 12/01/17	100	115,666
7.38%, 05/15/14	100	107,563
Bank of Montreal
2.50%, 01/11/17	100	104,493
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	100	101,097
4.30%, 05/15/14	130	135,939
Bank of Nova Scotia
3.40%, 01/22/15	100	105,076
4.38%, 01/13/21	50	56,815
Barclays Bank PLC
5.20%, 07/10/14	250	264,850
BB&T Corp.
6.85%, 04/30/19	124	157,449
BNP Paribas SA
3.25%, 03/11/15	100	104,004
5.00%, 01/15/21	100	113,639

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Citigroup Inc.
4.50%, 01/14/22[b]	$200	$222,242
5.00%, 09/15/14	250	263,088
6.00%, 10/31/33	127	140,473
6.13%, 11/21/17	190	225,587
8.50%, 05/22/19	170	227,839
Comerica Inc.
3.00%, 09/16/15	50	52,640
Credit Suisse New York
5.30%, 08/13/19	100	117,868
5.50%, 05/01/14	300	316,359
Deutsche Bank AG London
6.00%, 09/01/17	132	157,103
Fifth Third Bancorp
3.63%, 01/25/16	100	107,039
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	75	79,891
5.00%, 10/01/14	143	151,510
5.25%, 07/27/21	200	227,498
6.00%, 05/01/14	150	158,867
6.15%, 04/01/18	100	118,353
6.75%, 10/01/37	221	252,799
HSBC Holdings PLC
5.10%, 04/05/21	100	115,858
6.10%, 01/14/42	100	128,441
6.50%, 05/02/36	102	126,764
HSBC USA Inc.
2.38%, 02/13/15	100	102,896
J.P. Morgan Chase & Co.
1.80%, 01/25/18	250	251,136
4.25%, 10/15/20	200	219,942
4.35%, 08/15/21	100	110,105
4.40%, 07/22/20	100	111,048
5.60%, 07/15/41	225	272,306
KeyCorp
5.10%, 03/24/21	100	116,196
KfW
0.63%, 04/24/15	100	100,574
1.50%, 04/04/14	300	304,033
2.63%, 01/25/22	200	209,747
2.75%, 09/08/20	300	323,032
5.13%, 03/14/16	605	687,651

Security	Principal (000s)	Value

Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	$202	$233,691
Lloyds TSB Bank PLC
4.20%, 03/28/17[b]	100	110,205
Morgan Stanley
4.75%, 03/22/17	100	110,327
5.50%, 07/24/20	300	342,183
5.75%, 10/18/16	355	398,075
6.00%, 04/28/15	100	109,197
6.38%, 07/24/42	50	60,451
National City Corp.
4.90%, 01/15/15	170	182,780
Northern Trust Corp.
2.38%, 08/02/22	100	97,814
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	100	103,220
Rabobank Nederland
3.88%, 02/08/22	150	159,753
Royal Bank of Canada
2.30%, 07/20/16	100	104,080
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	100	116,463
6.13%, 01/11/21	100	120,813
Toronto-Dominion Bank (The)
2.38%, 10/19/16	100	104,529
UBS AG Stamford
5.88%, 12/20/17	250	298,536
UnionBanCal Corp.
3.50%, 06/18/22	50	52,061
US Bank N.A.
4.80%, 04/15/15	184	198,466
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	255	300,397
Wells Fargo & Co.
1.25%, 02/13/15	200	202,345
3.75%, 10/01/14	200	210,094
5.63%, 12/11/17	200	237,359
Westpac Banking Corp.
4.20%, 02/27/15	125	133,641

		12,190,597

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

BEVERAGES — 0.76%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	$100	$97,633
4.13%, 01/15/15	190	202,177
7.75%, 01/15/19	100	131,882
8.20%, 01/15/39	75	118,944
Coca-Cola Co. (The)
0.75%, 03/13/15	50	50,294
3.30%, 09/01/21	150	161,660
Diageo Capital PLC
5.88%, 09/30/36	81	98,983
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	52,727
Molson Coors Brewing Co.
3.50%, 05/01/22	100	103,503
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	101	141,601
PepsiCo Inc.
0.75%, 03/05/15	50	50,230
1.25%, 08/13/17	100	100,290
7.90%, 11/01/18	90	120,004

		1,429,928
BIOTECHNOLOGY — 0.24%
Amgen Inc.
2.13%, 05/15/17	75	77,609
3.63%, 05/15/22 (Call 02/15/22)	50	53,165
5.15%, 11/15/41 (Call 05/15/41)	100	109,409
5.70%, 02/01/19	140	167,447
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	50	56,060

		463,690
BUILDING MATERIALS — 0.16%
CRH America Inc.
5.30%, 10/15/13	202	207,283
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	100	101,688

		308,971

Security	Principal (000s)	Value

CHEMICALS — 0.62%
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	$100	$100,345
CF Industries Inc.
7.13%, 05/01/20	50	62,410
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)[b]	50	53,869
4.25%, 11/15/20 (Call 08/15/20)	100	109,143
5.25%, 11/15/41 (Call 05/15/41)	100	107,742
E.I. du Pont de Nemours and Co.
4.25%, 04/01/21	50	56,923
5.25%, 12/15/16	181	209,822
Eastman Chemical Co.
3.00%, 12/15/15	50	52,455
Ecolab Inc.
3.00%, 12/08/16	100	106,195
Monsanto Co.
2.75%, 04/15/16	50	52,889
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	50	54,061
5.63%, 12/01/40	50	58,608
PPG Industries Inc.
3.60%, 11/15/20	50	53,547
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	100	99,546

		1,177,555
COMMERCIAL SERVICES — 0.10%
ADT Corp. (The)
3.50%, 07/15/22[a]	75	73,304
Western Union Co. (The)
5.25%, 04/01/20[b]	108	116,836

		190,140
COMPUTERS — 0.50%
Computer Sciences Corp.
4.45%, 09/15/22	50	52,341

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Dell Inc.
4.63%, 04/01/21[b]	$100	$99,250
Hewlett-Packard Co.
4.05%, 09/15/22[b]	100	98,918
4.75%, 06/02/14	175	182,824
6.00%, 09/15/41	50	50,418
International Business Machines Corp.
0.75%, 05/11/15	100	100,296
2.90%, 11/01/21	125	129,282
4.00%, 06/20/42	106	107,677
5.60%, 11/30/39	6	7,581
5.70%, 09/14/17	100	119,795

		948,382
COSMETICS & PERSONAL CARE — 0.17%
Colgate-Palmolive Co.
1.30%, 01/15/17	100	101,508
Procter & Gamble Co. (The)
1.80%, 11/15/15	150	155,071
5.55%, 03/05/37	51	64,893

		321,472
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
5.13%, 03/01/21	50	52,807
Ingram Micro Inc.
5.25%, 09/01/17	50	53,932

		106,739
DIVERSIFIED FINANCIAL SERVICES — 2.82%
American Express Co.
4.05%, 12/03/42	139	134,812
6.80%, 09/01/66 (Call 09/01/16)[d]	81	86,670
American Express Credit Corp.
2.80%, 09/19/16	100	105,831
Associates Corp. of North America
6.95%, 11/01/18	103	126,749
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	100	112,415
5.70%, 11/15/14	302	327,046

Security	Principal (000s)	Value

Capital One Bank (USA) N.A.
8.80%, 07/15/19	$250	$341,829
Credit Suisse (USA) Inc.
5.38%, 03/02/16	142	158,320
Discover Financial Services
5.20%, 04/27/22	50	56,572
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	220,426
7.00%, 04/15/15	150	166,019
8.00%, 12/15/16	100	120,081
General Electric Capital Corp.
2.30%, 04/27/17	175	180,741
4.63%, 01/07/21	50	56,621
5.63%, 09/15/17	403	474,652
5.88%, 01/14/38	132	155,060
Series A
3.75%, 11/14/14	250	263,346
6.75%, 03/15/32	208	265,595
HSBC Finance Corp.
6.68%, 01/15/21	157	187,601
Jefferies Group Inc.
5.13%, 01/20/23	25	26,055
8.50%, 07/15/19	87	108,315
John Deere Capital Corp.
1.40%, 03/15/17[b]	100	100,973
3.90%, 07/12/21[b]	125	138,744
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	100	113,729
6.40%, 08/28/17	278	326,397
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	50	50,391
3.05%, 02/15/22 (Call 11/15/21)	50	52,186
Nomura Holdings Inc.
4.13%, 01/19/16	100	104,919
ORIX Corp.
3.75%, 03/09/17[b]	50	52,568
SLM Corp.
7.25%, 01/25/22	50	55,000
Series A
5.38%, 05/15/14	132	138,402

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Swedish Export Credit Corp.
2.13%, 07/13/16	$100	$104,443
5.13%, 03/01/17[b]	50	58,053
Toyota Motor Credit Corp.
1.00%, 02/17/15	100	100,790
1.25%, 10/05/17	50	50,038
3.30%, 01/12/22	100	105,764
3.40%, 09/15/21	100	107,132

		5,334,285
ELECTRIC — 2.35%
Alabama Power Co.
4.10%, 01/15/42	100	101,552
Ameren Illinois Co.
2.70%, 09/01/22	100	100,096
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	100	94,263
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	100	122,449
Constellation Energy Group Inc.
4.55%, 06/15/15	92	99,058
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	205,447
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	100	101,566
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	50	54,429
Dominion Resources Inc.
4.45%, 03/15/21	100	113,820
Series C
4.90%, 08/01/41 (Call 02/01/41)	50	55,520
5.15%, 07/15/15	143	157,252
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	100	105,594

Security	Principal (000s)	Value

Duke Energy Indiana Inc.
6.45%, 04/01/39	$50	$66,198
Duke Energy Ohio Inc.
5.45%, 04/01/19	100	120,498
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	100	108,432
Exelon Corp.
4.90%, 06/15/15	102	110,629
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	100	105,270
5.35%, 01/15/14[b]	152	157,965
FirstEnergy Solutions Corp.
6.80%, 08/15/39	100	117,872
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	102,424
5.95%, 02/01/38	94	122,587
Florida Power Corp.
6.40%, 06/15/38	75	99,715
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[b,e]	100	112,229
Indiana Michigan Power Co.
7.00%, 03/15/19	134	168,723
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	50	59,651
LG&E and KU Energy LLC
2.13%, 11/15/15	50	51,241
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	102	127,882
Mississippi Power Co.
2.35%, 10/15/16[b]	100	105,156
Nevada Power Co.
6.50%, 08/01/18	100	124,720
Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	100	102,957
Oncor Electric Delivery Co.
7.00%, 09/01/22	101	128,531

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Pacific Gas & Electric Co.
4.80%, 03/01/14	$112	$116,575
6.05%, 03/01/34	100	127,964
PacifiCorp
4.10%, 02/01/42[b]	100	102,769
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	110,997
PSEG Power LLC
8.63%, 04/15/31	61	88,470
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)[b]	50	52,225
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	100	102,942
6.00%, 01/15/34	92	118,813
Southern Power Co.
5.15%, 09/15/41	50	55,550
Xcel Energy Inc.
6.50%, 07/01/36	125	165,054

		4,445,085
ELECTRICAL COMPONENTS & EQUIPMENT — 0.07%
Emerson Electric Co.
4.25%, 11/15/20	110	125,578

		125,578
ELECTRONICS — 0.18%
Honeywell International Inc.
5.00%, 02/15/19	110	130,458
Koninklijke Philips Electronics NV
3.75%, 03/15/22	100	107,469
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	50	49,627
3.60%, 08/15/21 (Call 05/15/21)	50	51,890

		339,444
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance (USA) Inc.
2.88%, 05/08/22	50	50,428

		50,428

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.13%
Republic Services Inc.
5.50%, 09/15/19	$75	$89,228
Waste Management Inc.
2.60%, 09/01/16	100	104,609
7.00%, 07/15/28	41	54,802

		248,639
FOOD — 0.75%
Campbell Soup Co.
3.05%, 07/15/17	50	53,590
ConAgra Foods Inc.
5.88%, 04/15/14	100	105,490
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	100	105,033
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	100	104,277
H.J. Heinz Co.
2.85%, 03/01/22 (Call 12/01/21)[b]	100	100,500
Hershey Co. (The)
4.13%, 12/01/20	50	56,486
Kellogg Co.
4.15%, 11/15/19	130	146,128
Kraft Foods Group Inc.
1.63%, 06/04/15	50	50,933
5.00%, 06/04/42	50	53,968
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	50	50,929
Mondelez International Inc.
6.13%, 02/01/18	200	241,227
6.50%, 02/09/40	125	162,423
Safeway Inc.
3.95%, 08/15/20[b]	50	50,682
Unilever Capital Corp.
5.90%, 11/15/32	102	137,361

		1,419,027
FOREST PRODUCTS & PAPER — 0.16%
Georgia-Pacific LLC
8.00%, 01/15/24	50	69,326

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

International Paper Co.
7.30%, 11/15/39	$100	$131,378
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	100	96,757

		297,461
GAS — 0.18%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	100	126,309
Sempra Energy
6.00%, 10/15/39	55	68,332
9.80%, 02/15/19	100	141,158

		335,799
HEALTH CARE — PRODUCTS — 0.37%
Baxter International Inc.
1.85%, 01/15/17	200	205,265
Boston Scientific Corp.
6.00%, 01/15/20	50	58,276
6.40%, 06/15/16	100	114,623
Covidien International Finance SA
4.20%, 06/15/20	100	112,050
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	50	52,499
4.50%, 03/15/42 (Call 09/15/41)	100	109,207
St. Jude Medical Inc.
2.50%, 01/15/16	50	51,758

		703,678
HEALTH CARE — SERVICES — 0.53%
Aetna Inc.
6.75%, 12/15/37	100	132,336
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	107,705
4.38%, 12/15/20 (Call 09/15/20)	50	55,518
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	25	23,708
7.20%, 06/15/18	25	30,782

Security	Principal (000s)	Value

UnitedHealth Group Inc.
1.40%, 10/15/17	$100	$100,569
5.38%, 03/15/16[b]	140	158,018
5.80%, 03/15/36	51	60,377
WellPoint Inc.
1.25%, 09/10/15	100	100,687
3.30%, 01/15/23	50	50,461
5.25%, 01/15/16	120	133,680
5.85%, 01/15/36	50	58,324

		1,012,165
HOLDING COMPANIES — DIVERSIFIED — 0.11%
Encana Holdings Finance Corp.
5.80%, 05/01/14	190	200,792

		200,792
HOME FURNISHINGS — 0.05%
Whirlpool Corp.
3.70%, 03/01/23	100	101,181

		101,181
HOUSEHOLD PRODUCTS & WARES — 0.09%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	50,253
Kimberly-Clark Corp.
6.13%, 08/01/17	103	124,990

		175,243
INSURANCE — 1.35%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	104,725
Aflac Inc.
3.45%, 08/15/15[b]	50	53,097
Allstate Corp. (The)
5.55%, 05/09/35	132	158,008
American International Group Inc.
4.88%, 06/01/22	50	56,707
5.45%, 05/18/17	170	194,674
5.85%, 01/16/18	100	117,527
8.18%, 05/15/58 (Call 05/15/38)[d]	100	131,500
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	122	131,771

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
3.40%, 01/31/22	$100	$104,795
Chubb Corp. (The)
5.75%, 05/15/18	150	182,621
CNA Financial Corp.
5.88%, 08/15/20	25	29,389
Genworth Financial Inc.
7.63%, 09/24/21[b]	150	177,750
Hartford Financial Services Group Inc.
5.50%, 03/30/20	75	87,721
Lincoln National Corp.
4.20%, 03/15/22[b]	50	53,862
8.75%, 07/01/19	50	67,489
MetLife Inc.
5.00%, 06/15/15	254	277,877
6.40%, 12/15/36 (Call 12/15/31)	25	27,250
Principal Financial Group Inc.
4.63%, 09/15/42	100	103,217
Prudential Financial Inc.
4.50%, 11/16/21	75	83,633
5.70%, 12/14/36	101	114,914
Series D
4.75%, 09/17/15	100	109,281
Travelers Companies Inc. (The)
5.80%, 05/15/18	150	183,418

		2,551,226
INTERNET — 0.08%
eBay Inc.
0.70%, 07/15/15	100	100,296
Google Inc.
3.63%, 05/19/21	50	55,176

		155,472
IRON & STEEL — 0.03%
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[b]	50	51,399

		51,399
LODGING — 0.05%
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	100	103,038

		103,038

Security	Principal (000s)	Value

MACHINERY — 0.28%
Caterpillar Inc.
3.90%, 05/27/21	$100	$110,846
5.20%, 05/27/41	25	29,769
5.70%, 08/15/16	204	234,907
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	49,924
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	100	99,890

		525,336
MANUFACTURING — 0.31%
3M Co.
5.70%, 03/15/37	50	66,712
Danaher Corp.
2.30%, 06/23/16	50	52,446
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	50	61,379
General Electric Co.
2.70%, 10/09/22	50	49,922
4.13%, 10/09/42	100	99,766
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	107,380
3.90%, 09/01/42 (Call 03/01/42)	50	48,226
Pentair Finance SA
2.65%, 12/01/19[a]	100	99,366

		585,197
MEDIA — 1.43%
Comcast Corp.
2.85%, 01/15/23[b]	100	100,097
3.13%, 07/15/22	75	76,756
6.45%, 03/15/37	132	168,916
6.95%, 08/15/37	100	135,581
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	100	102,355
5.00%, 03/01/21	100	109,015
6.00%, 08/15/40 (Call 05/15/40)	50	52,000

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Discovery Communications LLC
4.38%, 06/15/21	$100	$110,109
NBCUniversal Media LLC
4.38%, 04/01/21	100	112,798
5.95%, 04/01/41	100	122,825
News America Inc.
5.30%, 12/15/14	183	197,787
6.15%, 02/15/41	125	151,731
Time Warner Cable Inc.
6.55%, 05/01/37	81	92,780
6.75%, 06/15/39	75	89,020
7.50%, 04/01/14	140	150,106
8.25%, 04/01/19	125	162,835
Time Warner Inc.
4.75%, 03/29/21	100	112,175
7.70%, 05/01/32	202	277,719
Viacom Inc.
1.25%, 02/27/15	50	50,399
4.50%, 03/01/21	100	111,816
7.88%, 07/30/30	57	76,638
Walt Disney Co. (The)
1.13%, 02/15/17	100	99,893
2.55%, 02/15/22[b]	50	50,046

		2,713,397
MINING — 0.89%
Alcoa Inc.
5.55%, 02/01/17	61	67,055
5.95%, 02/01/37[b]	61	60,165
Barrick Gold Corp.
3.85%, 04/01/22	100	102,791
Barrick North America Finance LLC
4.40%, 05/30/21	100	106,997
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	100	100,976
2.88%, 02/24/22	100	102,444
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	50	49,474
Newmont Mining Corp.
6.25%, 10/01/39	50	58,085

Security	Principal (000s)	Value

Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	$50	$51,291
5.20%, 11/02/40	125	144,238
9.00%, 05/01/19	88	122,310
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)	50	49,821
Southern Copper Corp.
6.75%, 04/16/40	25	28,874
Teck Resources Ltd.
3.85%, 08/15/17	150	161,753
4.50%, 01/15/21 (Call 10/15/20)[b]	100	106,623
Vale Overseas Ltd.
4.63%, 09/15/20	100	106,792
6.25%, 01/23/17	152	173,513
6.88%, 11/21/36	75	88,470

		1,681,672
MULTI-NATIONAL — 1.41%
Corporacion Andina de Fomento
4.38%, 06/15/22	75	81,599
European Bank for Reconstruction and Development
1.00%, 02/16/17	200	202,481
European Investment Bank
1.13%, 09/15/17	375	377,844
2.13%, 07/15/16	350	367,475
4.00%, 02/16/21	200	232,473
4.63%, 05/15/14	605	635,965
International Bank for Reconstruction and Development
1.00%, 09/15/16	250	254,140
2.13%, 03/15/16	250	262,606
International Finance Corp.
1.13%, 11/23/16	250	254,981

		2,669,564
OFFICE & BUSINESS EQUIPMENT — 0.16%
Xerox Corp.
4.25%, 02/15/15	150	157,491
5.63%, 12/15/19	125	140,496

		297,987

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

OIL & GAS — 2.09%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$202	$232,115
6.20%, 03/15/40	50	60,463
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	50	51,545
BP Capital Markets PLC
3.13%, 10/01/15	50	52,908
3.25%, 05/06/22	50	51,427
3.56%, 11/01/21	100	105,908
3.88%, 03/10/15	150	159,422
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61	74,126
Cenovus Energy Inc.
6.75%, 11/15/39	50	65,051
Chevron Corp.
4.95%, 03/03/19	100	118,674
ConocoPhillips
5.75%, 02/01/19	100	122,582
ConocoPhillips Holding Co.
6.95%, 04/15/29	204	277,681
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	50	49,540
7.95%, 04/15/32	57	79,670
Ensco PLC
4.70%, 03/15/21	100	111,922
EOG Resources Inc.
4.10%, 02/01/21	100	111,895
EQT Corp.
4.88%, 11/15/21	100	106,461
Hess Corp.
7.13%, 03/15/33	51	62,342
Husky Energy Inc.
7.25%, 12/15/19	50	64,443
Marathon Oil Corp.
6.00%, 10/01/17	48	57,408
Marathon Petroleum Corp.
5.13%, 03/01/21	50	58,208
Nabors Industries Inc.
4.63%, 09/15/21	75	77,601

Security	Principal (000s)	Value

Nexen Inc.
6.20%, 07/30/19	$50	$61,289
7.50%, 07/30/39	50	71,066
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	50	59,548
Noble Holding International Ltd.
5.25%, 03/15/42	50	50,307
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	150	150,531
Phillips 66
4.30%, 04/01/22	100	109,862
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	51,869
Shell International Finance BV
3.10%, 06/28/15	100	105,849
6.38%, 12/15/38	100	137,814
Statoil ASA
2.45%, 01/17/23[b]	100	98,280
5.25%, 04/15/19	100	120,087
Suncor Energy Inc.
6.10%, 06/01/18	150	182,145
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	51,828
Total Capital
4.13%, 01/28/21	100	112,598
Total Capital International
1.50%, 02/17/17	50	50,729
Transocean Inc.
6.00%, 03/15/18	125	143,088
6.50%, 11/15/20	100	116,513
Valero Energy Corp.
6.13%, 02/01/20	50	60,602
7.50%, 04/15/32	51	65,992

		3,951,389
OIL & GAS SERVICES — 0.24%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	50	52,626

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)[b]	$50	$52,098
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	53,949
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	100	99,754
Weatherford International Ltd.
9.63%, 03/01/19	150	196,776

		455,203
PHARMACEUTICALS — 1.37%
Abbott Laboratories
5.30%, 05/27/40	50	61,115
AbbVie Inc.
2.90%, 11/06/22[a]	25	24,815
4.40%, 11/06/42[a]	75	75,511
Allergan Inc.
3.38%, 09/15/20	10	10,713
AmerisourceBergen Corp.
5.88%, 09/15/15	101	113,193
AstraZeneca PLC
4.00%, 09/18/42	50	48,575
6.45%, 09/15/37	50	65,300
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	57,367
Cardinal Health Inc.
3.20%, 03/15/23	100	101,821
Eli Lilly and Co.
5.55%, 03/15/37	81	99,433
Express Scripts Holding Co.
2.10%, 02/12/15	100	102,225
4.75%, 11/15/21	100	112,594
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	158	191,393
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100	101,550
Johnson & Johnson
4.85%, 05/15/41	100	116,945
5.55%, 08/15/17	90	107,789

Security	Principal (000s)	Value

McKesson Corp.
5.70%, 03/01/17	$61	$71,032
Medco Health Solutions Inc.
2.75%, 09/15/15	50	52,132
Merck & Co. Inc.
4.75%, 03/01/15	90	97,520
5.85%, 06/30/39	50	64,888
Novartis Capital Corp.
2.40%, 09/21/22	50	49,248
Novartis Securities Investment Ltd.
5.13%, 02/10/19	100	119,447
Pfizer Inc.
7.20%, 03/15/39	80	118,473
Sanofi
1.20%, 09/30/14	50	50,539
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	200	207,392
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101	128,255
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	50,251
Wyeth LLC
5.50%, 02/01/14	193	201,916

		2,601,432
PIPELINES — 0.91%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	28,194
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	100	104,939
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	100	108,783
6.50%, 02/01/42 (Call 08/01/41)	50	57,631
Enterprise Products Operating LLC
5.70%, 02/15/42	50	56,671
Series G
5.60%, 10/15/14	142	153,338

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	$100	$101,584
3.95%, 09/01/22 (Call 06/01/22)	100	105,651
6.50%, 02/01/37	92	109,554
Magellan Midstream Partners LP
4.25%, 02/01/21	100	110,316
ONEOK Inc.
6.00%, 06/15/35	61	67,488
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	50	52,775
3.38%, 10/01/22 (Call 07/01/22)	50	49,500
Plains All American Pipeline LP
3.95%, 09/15/15	100	107,654
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	99,504
TransCanada PipeLines Ltd.
7.13%, 01/15/19	114	145,396
7.63%, 01/15/39	75	108,833
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	49,645
5.25%, 03/15/20	84	96,264

		1,713,720
REAL ESTATE — 0.06%
ProLogis LP
6.88%, 03/15/20 (Call 12/16/19)	100	121,918

		121,918
REAL ESTATE INVESTMENT TRUSTS — 0.63%
American Tower Corp.
5.05%, 09/01/20	50	54,596
Boston Properties LP
4.13%, 05/15/21	150	161,188
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	53,012

Security	Principal (000s)	Value

ERP Operating LP
5.25%, 09/15/14	$84	$89,385
HCP Inc.
6.70%, 01/30/18	134	163,313
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	100	109,038
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	106,776
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)[b]	150	168,101
5.65%, 02/01/20 (Call 11/01/19)	150	179,478
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)[b]	100	105,704

		1,190,591
RETAIL — 1.06%
Costco Wholesale Corp.
5.50%, 03/15/17	81	94,612
CVS Caremark Corp.
4.75%, 05/18/20 (Call 12/18/19)	25	28,980
5.75%, 06/01/17	125	147,908
5.75%, 05/15/41 (Call 11/15/40)	75	91,006
6.13%, 08/15/16	61	71,207
Home Depot Inc. (The)
5.40%, 03/01/16	102	115,881
5.88%, 12/16/36	63	79,901
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	25	25,288
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	150	161,945
6.88%, 02/15/28	25	31,859
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	58,323

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

McDonald’s Corp.
3.70%, 02/15/42	$50	$49,052
5.35%, 03/01/18	130	155,041
Target Corp.
2.90%, 01/15/22	200	205,708
7.00%, 01/15/38	103	145,048
Wal-Mart Stores Inc.
3.25%, 10/25/20	75	80,579
4.25%, 04/15/21	100	114,302
5.00%, 10/25/40	100	115,554
5.63%, 04/15/41	75	93,857
6.50%, 08/15/37	50	68,146
Walgreen Co.
3.10%, 09/15/22	50	49,638
4.40%, 09/15/42	25	24,281

		2,008,116
SAVINGS & LOANS — 0.17%
Murray Street Investment Trust I
4.65%, 03/09/17[e]	300	327,471

		327,471
SEMICONDUCTORS — 0.16%
Intel Corp.
1.35%, 12/15/17	50	50,086
1.95%, 10/01/16	100	103,623
4.25%, 12/15/42	50	49,014
Texas Instruments Inc.
1.38%, 05/15/14	100	101,239

		303,962
SOFTWARE — 0.30%
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	49,443
Microsoft Corp.
1.63%, 09/25/15	150	154,399
4.50%, 10/01/40	50	54,518
Oracle Corp.
1.20%, 10/15/17	50	49,926
5.25%, 01/15/16	132	148,645
5.38%, 07/15/40	100	119,765

		576,696

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 2.42%
America Movil SAB de CV
5.00%, 03/30/20	$150	$171,489
6.13%, 03/30/40	100	121,197
AT&T Inc.
1.70%, 06/01/17	100	101,346
2.95%, 05/15/16	175	184,601
3.88%, 08/15/21	250	272,299
5.35%, 09/01/40	50	54,509
6.55%, 02/15/39	150	189,278
BellSouth Corp.
6.00%, 11/15/34	202	225,437
British Telecommunications PLC
9.63%, 12/15/30	31	48,111
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	160	166,935
CenturyLink Inc.
7.65%, 03/15/42	50	49,500
Cisco Systems Inc.
4.45%, 01/15/20	180	206,829
5.50%, 02/22/16	101	115,089
Corning Inc.
4.75%, 03/15/42	50	51,125
Deutsche Telekom International Finance BV
4.88%, 07/08/14	150	158,219
8.75%, 06/15/30	61	87,906
France Telecom SA
8.50%, 03/01/31	77	109,453
Juniper Networks Inc.
4.60%, 03/15/21	200	213,297
Motorola Solutions Inc.
3.50%, 03/01/23	100	99,262
New Cingular Wireless Services Inc.
8.75%, 03/01/31	100	156,070
Qwest Corp.
6.75%, 12/01/21	100	114,880
6.88%, 09/15/33 (Call 04/01/13)	31	31,068
Rogers Wireless Inc.
6.38%, 03/01/14	61	64,416

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Telecom Italia Capital SA
5.25%, 10/01/15	$160	$167,200
Telefonica Emisiones SAU
3.99%, 02/16/16	100	102,750
Telefonica Europe BV
8.25%, 09/15/30	77	88,935
Verizon Communications Inc.
2.00%, 11/01/16	50	51,796
3.50%, 11/01/21	200	209,626
5.55%, 02/15/16	132	149,448
7.35%, 04/01/39	234	324,045
Vodafone Group PLC
4.38%, 03/16/21	50	56,061
4.38%, 02/19/43	250	245,343
5.75%, 03/15/16	162	184,766

		4,572,286
TRANSPORTATION — 0.49%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	100	101,712
6.15%, 05/01/37	102	129,127
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	51,891
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)[b]	150	166,417
6.22%, 04/30/40	25	31,204
FedEx Corp.
3.88%, 08/01/42	100	94,399
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	100	102,089
4.84%, 10/01/41	57	62,921
Union Pacific Corp.
5.78%, 07/15/40	80	98,070
United Parcel Service Inc.
2.45%, 10/01/22	50	49,415
3.63%, 10/01/42[b]	50	47,525

		934,770

TOTAL CORPORATE BONDS & NOTES
(Cost: $59,698,202)		64,386,722

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[f] — 2.14%

BRAZIL — 0.22%
Petrobras International Finance Co.
3.50%, 02/06/17	$50	$51,295
5.38%, 01/27/21	100	109,248
5.75%, 01/20/20	234	260,083

		420,626
CANADA — 0.84%
Export Development Canada
3.13%, 04/24/14	204	210,706
Hydro-Quebec
2.00%, 06/30/16	150	156,311
Manitoba (Province of)
1.30%, 04/03/17	200	204,154
Nova Scotia (Province of)
2.38%, 07/21/15	100	104,480
Ontario (Province of)
1.65%, 09/27/19	50	49,921
2.30%, 05/10/16	150	157,582
4.40%, 04/14/20[b]	200	234,557
4.95%, 11/28/16[b]	160	184,784
Quebec (Province of)
5.00%, 03/01/16	122	137,881
7.50%, 09/15/29	102	153,655

		1,594,031
JAPAN — 0.06%
Japan Finance Corp.
2.50%, 01/21/16	100	105,552

		105,552
MEXICO — 0.27%
Pemex Project Funding Master Trust
5.75%, 03/01/18	100	115,000
6.63%, 06/15/35	102	122,400
Petroleos Mexicanos
5.50%, 01/21/21	100	115,000
5.50%, 06/27/44[b]	150	153,375

		505,775
SOUTH KOREA — 0.28%
Export-Import Bank of Korea (The)
5.00%, 04/11/22	200	232,741
5.88%, 01/14/15	100	108,919

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Korea Development Bank (The)
1.50%, 01/22/18[b]	$200	$198,416

		540,076
SUPRANATIONAL — 0.47%
Asian Development Bank
1.75%, 03/21/19	100	103,258
2.75%, 05/21/14	309	318,322
Inter-American Development Bank
3.88%, 02/14/20	200	232,300
5.13%, 09/13/16	203	235,185

		889,065

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $3,879,160)		4,055,125

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.73%

BRAZIL — 0.43%
Brazil (Federative Republic of)
4.88%, 01/22/21	200	233,500
6.00%, 01/17/17	150	175,725
7.13%, 01/20/37	100	141,000
8.00%, 01/15/18	227	265,653

		815,878
CANADA — 0.04%
Canada (Government of)
0.88%, 02/14/17	75	75,642

		75,642
COLOMBIA — 0.17%
Colombia (Republic of)
6.13%, 01/18/41	100	127,650
7.38%, 03/18/19	150	193,950

		321,600
ITALY — 0.20%
Italy (Republic of)
4.50%, 01/21/15	260	272,066
5.38%, 06/12/17[b]	100	108,607

		380,673
MEXICO — 0.37%
United Mexican States
3.63%, 03/15/22[b]	378	402,570
7.50%, 04/08/33	204	294,270

		696,840

Security	Principal (000s)	Value

PANAMA — 0.16%
Panama (Republic of)
5.20%, 01/30/20	$150	$176,250
6.70%, 01/26/36	100	134,000

		310,250
PERU — 0.14%
Peru (Republic of)
7.13%, 03/30/19	200	257,400

		257,400
POLAND — 0.11%
Poland (Republic of)
6.38%, 07/15/19	170	209,100

		209,100
SOUTH AFRICA — 0.11%
South Africa (Republic of)
4.67%, 01/17/24[b]	200	215,750

		215,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,050,812)		3,283,133

MUNICIPAL DEBT OBLIGATIONS — 1.31%

CALIFORNIA — 0.61%
Bay Area Toll Authority RB Highway Revenue Tolls BAB Series S1
7.04%, 04/01/50	100	143,609
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	100	112,312
Los Angeles Community College District GO BAB
6.75%, 08/01/49	100	142,485
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	50	70,216
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	75	100,933

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	$80	$99,577
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	50	61,189
State of California GO
6.20%, 10/01/19	100	123,423
State of California GO BAB
7.30%, 10/01/39	215	300,349

		1,154,093
GEORGIA — 0.05%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M, Series 2010A
6.66%, 04/01/57	80	95,192

		95,192
ILLINOIS — 0.12%
State of Illinois GO
5.10%, 06/01/33	235	231,661

		231,661
MASSACHUSETTS — 0.04%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	75	82,405

		82,405
NEW JERSEY — 0.06%
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB Series C
5.75%, 12/15/28	100	121,612

		121,612
NEW YORK — 0.22%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	60	88,343
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	100	128,244

Security	Principal (000s)	Value

Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.86%, 12/01/24 (GOI)	$100	$130,203
State of New York GO BAB
5.97%, 03/01/36	50	63,596

		410,386
OHIO — 0.14%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB Series E
6.27%, 02/15/50	50	60,073
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	170	195,950

		256,023
OREGON — 0.03%
State of Oregon GO
5.89%, 06/01/27	50	64,104

		64,104
TEXAS — 0.04%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	50	65,668

		65,668

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,128,892)		2,481,144

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 59.85%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.50%
Federal Home Loan Banks
0.38%, 01/29/14	1,000	1,001,591
5.00%, 11/17/17[b]	790	942,761
5.50%, 08/13/14[b]	600	645,253
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	700	698,517
1.75%, 05/30/19[b]	180	185,830
2.38%, 01/13/22	166	172,500
4.50%, 01/15/15[b]	1,210	1,305,430

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Security	Principal (000s)	Value

4.88%, 11/15/13	$360	$372,016
4.88%, 06/13/18[b]	704	844,801
6.75%, 03/15/31	201	303,691
Federal National Mortgage Association
0.50%, 08/09/13	500	500,753
1.25%, 01/30/17[b]	300	307,198
5.00%, 04/15/15	3,040	3,340,837
5.38%, 06/12/17[b]	450	537,859
6.63%, 11/15/30	740	1,103,309
Tennessee Valley Authority
3.50%, 12/15/42	50	48,493

		12,310,839
U.S. GOVERNMENT OBLIGATIONS — 53.35%
U.S. Treasury Bonds
3.13%, 11/15/41[b]	1,880	1,900,943
3.13%, 02/15/42	1,400	1,414,098
3.75%, 08/15/41[b]	500	568,410
3.88%, 08/15/40[b]	750	872,617
4.25%, 11/15/40[b]	730	902,718
4.38%, 05/15/41	250	315,345
4.50%, 08/15/39	2,268	2,912,475
4.75%, 02/15/41[b]	1,080	1,442,405
5.38%, 02/15/31[b]	925	1,287,341
7.63%, 02/15/25[b]	2,400	3,811,896
U.S. Treasury Notes
0.25%, 11/30/13	1,300	1,300,858
0.25%, 01/31/14	1,500	1,501,050
0.25%, 02/28/14[b]	1,800	1,801,296
0.25%, 02/15/15	4,300	4,300,172
0.38%, 11/15/14[b]	650	651,625
0.63%, 04/30/13[b]	1,750	1,751,382
0.63%, 08/31/17	2,300	2,296,619
0.63%, 11/30/17	1,800	1,792,872
0.75%, 10/31/17	500	501,220
0.88%, 12/31/16	3,400	3,446,172
0.88%, 02/28/17	3,100	3,139,370
0.88%, 07/31/19	1,200	1,182,108
1.00%, 01/15/14	1,000	1,007,230
1.00%, 09/30/16	150	152,838
1.00%, 10/31/16	3,700	3,769,597
1.13%, 12/31/19[b]	700	696,073

Security	Principal (000s) or Shares	Value

1.25%, 03/15/14	$2,550	$2,578,050
1.25%, 04/15/14[b]	2,800	2,833,152
1.38%, 05/15/13[b]	720	721,829
1.50%, 03/31/19[b]	900	925,191
1.75%, 05/15/22	350	349,650
2.00%, 04/30/16	3,300	3,466,584
2.00%, 11/15/21	650	668,402
2.00%, 02/15/22	1,720	1,762,570
2.00%, 02/15/23	400	404,032
2.13%, 02/29/16	2,800	2,947,588
2.38%, 02/28/15	1,400	1,459,094
2.38%, 07/31/17[b]	3,080	3,312,663
2.38%, 05/31/18	1,000	1,079,910
2.50%, 03/31/15[b]	4,150	4,343,929
2.50%, 04/30/15	2,417	2,533,644
3.00%, 02/28/17	1,750	1,919,068
3.13%, 05/15/21[b]	600	674,478
3.25%, 03/31/17	302	334,658
3.63%, 08/15/19	6,360	7,367,424
3.63%, 02/15/21[b]	390	453,703
4.63%, 11/15/16	6,676	7,687,079
4.75%, 05/15/14[b]	6,100	6,433,609
8.13%, 08/15/19[b]	1,410	2,033,883

		101,008,920

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $107,998,801)		113,319,759

SHORT-TERM INVESTMENTS — 18.79%

MONEY MARKET FUNDS — 18.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,g,h]	31,702,919	31,702,919
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,g,h]	3,088,404	3,088,404
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,g]	786,743	786,743

		35,578,066

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,578,066)		35,578,066

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 117.83%
(Cost: $212,333,933)	$223,103,949
Other Assets, Less Liabilities — (17.83)%	(33,766,253)

NET ASSETS — 100.00%	$189,337,696

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments

iSHARES® BARCLAYS AGENCY BOND FUND

February 28, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 3.39%

DIVERSIFIED FINANCIAL SERVICES — 3.39%
NCUA Guaranteed Notes Trust (U.S. Government Guaranteed) Series A2
1.40%, 06/12/15	$980	$1,002,789
Series A5
3.45%, 06/12/21	999	1,114,463
Private Export Funding Corp. (U.S. Government Guaranteed)
2.80%, 05/15/22	1,000	1,060,220
4.38%, 03/15/19	7,702	9,022,374
4.95%, 11/15/15	1,996	2,236,020

		14,435,866

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,352,228)		14,435,866

FOREIGN GOVERNMENT OBLIGATIONS[a] — 1.58%

ISRAEL — 1.58%
Israel (State of)
0.00%, 09/15/20	100	87,127
0.00%, 02/15/21	100	85,471
0.00%, 03/15/22	3,000	2,440,083
5.50%, 09/18/23	2,078	2,688,299
5.50%, 12/04/23	487	630,912
5.50%, 04/26/24	600	782,578

		6,714,470

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $6,286,315)		6,714,470

U.S. GOVERNMENT AGENCY OBLIGATIONS — 94.42%
Federal Farm Credit Banks Funding Corp.
4.88%, 01/27/20	250	308,553
5.13%, 07/09/29	267	337,179
5.15%, 11/15/19	3,889	4,800,454
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	350	404,611
Federal Home Loan Banks
1.00%, 06/09/17	3,000	3,021,603

Security	Principal (000s)	Value

1.38%, 05/28/14	$26,780	$27,162,368
2.38%, 03/14/14[b]	11,030	11,278,467
2.50%, 06/13/14	3,000	3,086,566
2.75%, 12/12/14	1,830	1,909,683
2.75%, 06/08/18	100	108,311
3.13%, 03/11/16	4,860	5,237,490
3.13%, 12/08/17	385	420,814
3.63%, 10/18/13[b]	5,800	5,924,364
4.00%, 09/06/13[b]	8,390	8,555,107
4.50%, 09/13/19	1,500	1,776,380
4.88%, 12/13/13	3,790	3,928,604
5.25%, 12/11/20	1,500	1,871,364
5.38%, 08/15/18[b]	1,385	1,694,196
5.38%, 05/15/19[b]	485	604,057
5.50%, 08/13/14[b]	2,500	2,688,556
5.50%, 07/15/36	2,630	3,528,767
5.75%, 06/12/26	1,000	1,308,947
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	3,723	3,247,644
0.30%, 03/21/14	1,000	1,001,027
0.38%, 04/28/14[b]	250	250,469
0.42%, 06/19/15 (Call 12/19/13)	1,300	1,302,197
0.50%, 04/17/15[b]	73,222	73,532,542
0.50%, 09/25/15 (Call 09/25/13)	5,000	5,007,700
0.50%, 11/27/15 (Call 11/27/13)[b]	7,000	7,009,940
0.63%, 12/29/14	2,500	2,516,478
0.88%, 03/07/18	1,309	1,306,226
1.00%, 08/20/14	16,580	16,753,989
1.25%, 05/12/17	114	116,501
1.25%, 08/01/19	810	808,259
1.38%, 02/25/14	275	278,190
1.38%, 09/14/17 (Call 03/14/13)	2,000	2,000,900
1.75%, 09/10/15	8,210	8,498,150
2.00%, 08/25/16[b]	1,600	1,681,086
2.50%, 04/23/14[b]	1,041	1,068,260
2.50%, 05/27/16[b]	985	1,048,517
3.00%, 07/28/14[b]	1,500	1,558,104

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

February 28, 2013

Security	Principal (000s)	Value

3.75%, 03/27/19[b]	$300	$345,192
4.38%, 07/17/15	7,278	7,970,289
4.75%, 11/17/15	889	993,023
4.88%, 06/13/18[b]	1,164	1,396,801
5.00%, 07/15/14	4,000	4,260,493
5.13%, 10/18/16	1,000	1,163,219
6.25%, 07/15/32	6,184	9,007,284
6.75%, 03/15/31	561	847,614
Federal National Mortgage Association
0.00%, 06/01/17	25,447	24,558,314
0.00%, 02/01/19	2,000	1,780,770
0.00%, 05/15/30	5,161	2,843,381
0.65%, 03/28/16 (Call 08/28/13)	7,000	7,007,350
0.70%, 04/30/15 (Call 04/30/13)	4,000	4,004,280
0.75%, 12/19/14	2,000	2,016,990
0.88%, 08/28/14	2,500	2,521,986
0.88%, 08/28/17[b]	15,925	15,991,412
0.88%, 12/20/17[b]	10,064	10,071,423
1.13%, 06/27/14[b]	889	899,460
1.13%, 04/27/17	250	254,395
1.25%, 02/27/14	167	168,742
1.38%, 11/15/16[b]	2,500	2,571,391
1.55%, 10/15/19 (Call 10/15/13)	3,000	2,994,534
1.63%, 10/26/15[b]	1,506	1,555,643
2.25%, 03/15/16[b]	19,685	20,725,947
2.38%, 04/11/16[b]	1,942	2,056,555
2.63%, 11/20/14[b]	2,188	2,276,736
2.75%, 03/13/14[b]	10,000	10,261,968
3.00%, 09/16/14	17	17,716
4.38%, 10/15/15	5,337	5,892,463
4.63%, 05/01/13	1,000	1,007,431
5.00%, 02/13/17[b]	517	604,779
5.00%, 05/11/17	662	779,015
5.38%, 07/15/16[b]	1,857	2,158,854
5.38%, 06/12/17[b]	1,256	1,501,223
5.63%, 07/15/37	91	126,838
6.00%, 04/18/36 (Call 04/18/16)	1,167	1,349,121

Security	Principal (000s) or Shares	Value

6.21%, 08/06/38	$647	$925,426
6.63%, 11/15/30	217	323,538
7.13%, 01/15/30[b]	325	500,047
7.25%, 05/15/30	3	4,710
8.28%, 01/10/25	250	394,591
Financing Corp. (The)
0.00%, 11/02/18	1,000	927,789
0.00%, 06/06/19	1,000	911,446
9.40%, 02/08/18	465	652,036
9.80%, 04/06/18	1,495	2,134,165
10.35%, 08/03/18	3,760	5,573,783
10.70%, 10/06/17	780	1,121,043
Tennessee Valley Authority
1.88%, 08/15/22	1,000	988,033
4.50%, 04/01/18[b]	1,216	1,429,027
4.63%, 09/15/60	511	587,657
5.25%, 09/15/39[b]	1,750	2,249,042
5.50%, 07/18/17[b]	1,000	1,208,276
5.88%, 04/01/36[b]	3,150	4,346,841
6.75%, 11/01/25	487	702,287
7.13%, 05/01/30	2,400	3,626,628

		401,531,617

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $394,779,422)		401,531,617

SHORT-TERM INVESTMENTS — 28.02%

MONEY MARKET FUNDS — 28.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	108,490,357	108,490,357
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	10,568,808	10,568,808
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	77,393	77,393

		119,136,558

TOTAL SHORT-TERM INVESTMENTS
(Cost: $119,136,558)		119,136,558

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 127.41%
(Cost: $534,554,523)	$541,818,511
Other Assets, Less Liabilities — (27.41)%	(116,576,050)

NET ASSETS — 100.00%	$425,242,461

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS MBS BOND FUND

February 28, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.55%

MORTGAGE-BACKED SECURITIES — 99.55%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	$29,925	$31,150,317
2.50%, 03/01/28[a]	47,087	48,771,353
2.66%, 01/01/42[b]	12,732	13,353,923
2.96%, 09/01/41[b]	9,608	10,084,000
2.98%, 05/01/42[b]	3,452	3,627,629
2.99%, 11/01/40[b]	6,557	6,858,112
3.00%, 04/01/27	3,460	3,671,011
3.00%, 05/01/27	29,890	31,636,342
3.00%, 06/01/27	8,691	9,196,160
3.00%, 07/01/27	826	873,638
3.00%, 08/01/27	2,408	2,549,412
3.00%, 09/01/27	13,992	14,808,324
3.00%, 11/01/27	3,498	3,700,525
3.00%, 12/01/27	2,355	2,491,496
3.00%, 01/01/28	1,412	1,495,587
3.00%, 03/01/28[a]	30,000	31,462,500
3.00%, 01/01/43	20,836	21,480,570
3.00%, 02/01/43	65,500	67,548,721
3.00%, 03/01/43[a]	25,676	26,454,776
3.16%, 11/01/40[b]	3,925	4,118,688
3.25%, 08/01/41[b]	1,553	1,632,930
3.34%, 07/01/41[b]	686	723,517
3.35%, 11/01/40[b]	5,634	5,947,846
3.42%, 11/01/41[b]	13,357	14,108,646
3.50%, 11/01/25	15,159	16,021,670
3.50%, 03/01/26	8,901	9,412,923
3.50%, 06/01/26	4,077	4,311,508
3.50%, 08/01/26	4,009	4,239,791
3.50%, 03/01/32	17,074	18,088,120
3.50%, 08/01/32	17,255	18,279,798
3.50%, 06/01/42	33,054	34,898,937
3.50%, 10/01/42	117,218	124,212,052
3.50%, 11/01/42	11,854	12,516,082
3.50%, 03/01/43[a]	3,000	3,158,906
4.00%, 05/01/25	11,354	12,068,205
4.00%, 10/01/25	8,393	8,921,206

Security	Principal (000s)	Value

4.00%, 02/01/26	$7,807	$8,300,700
4.00%, 05/01/26	12,479	13,267,885
4.00%, 03/01/28[a]	34,987	37,146,354
4.00%, 01/01/41	27,139	28,843,359
4.00%, 02/01/41	15,720	16,706,974
4.00%, 03/01/41	10,782	11,465,367
4.00%, 09/01/41	19,113	20,706,018
4.00%, 11/01/41	6,677	7,100,833
4.00%, 12/01/41	3,841	4,084,179
4.00%, 01/01/42	11,140	11,846,904
4.00%, 02/01/42	28,252	30,467,032
4.00%, 03/01/42	12,128	13,033,134
4.00%, 06/01/42	15,364	16,338,251
4.00%, 03/01/43[a]	36,873	39,160,278
4.08%, 12/01/38[b]	5,111	5,404,735
4.50%, 04/01/22	5,647	6,034,254
4.50%, 05/01/23	8,711	9,295,341
4.50%, 07/01/24	4,634	4,935,649
4.50%, 08/01/24	1,504	1,601,587
4.50%, 09/01/24	2,544	2,710,256
4.50%, 10/01/24	3,778	4,023,827
4.50%, 03/01/28[a]	18,331	19,508,194
4.50%, 08/01/30	9,475	10,180,775
4.50%, 03/01/39	24,499	26,555,772
4.50%, 05/01/39	26,039	28,219,350
4.50%, 06/01/39	15,329	16,389,022
4.50%, 09/01/39	2,885	3,085,207
4.50%, 10/01/39	55,779	59,637,383
4.50%, 11/01/39	2,567	2,744,788
4.50%, 12/01/39	6,669	7,129,858
4.50%, 01/01/40	3,005	3,212,776
4.50%, 08/01/40	9,393	10,077,576
4.50%, 09/01/40	22,079	23,688,573
4.50%, 11/01/40	21,345	22,901,122
4.50%, 02/01/41	20,282	21,805,087
4.50%, 05/01/41	18,704	20,768,724
4.50%, 08/01/41	6,763	7,270,564
4.50%, 03/01/43[a]	15,750	16,820,272
5.00%, 11/01/18	2,879	3,077,322
5.00%, 08/01/19	4,455	4,757,311
5.00%, 12/01/24	8,699	9,330,021

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® BARCLAYS MBS BOND FUND

February 28, 2013

Security	Principal (000s)	Value

5.00%, 08/01/25	$6,132	$6,676,743
5.00%, 06/01/26	8,063	8,648,440
5.00%, 03/01/28[a]	11,161	11,889,953
5.00%, 06/01/33	2,348	2,540,154
5.00%, 12/01/33	9,532	10,349,271
5.00%, 07/01/35	30,781	33,244,451
5.00%, 01/01/36	5,867	6,333,826
5.00%, 01/01/37	6,284	6,783,718
5.00%, 02/01/37	5,257	5,674,584
5.00%, 02/01/38	7,646	8,254,215
5.00%, 03/01/38	26,181	28,172,476
5.00%, 12/01/38	5,833	6,274,908
5.00%, 08/01/39	31,023	34,275,159
5.00%, 01/01/40	2,174	2,338,562
5.00%, 04/01/40	2,832	3,072,676
5.00%, 07/01/40	1,466	1,591,239
5.00%, 08/01/40	18,778	20,257,931
5.00%, 09/01/40	10,136	10,998,889
5.00%, 08/01/41	13,174	14,476,657
5.00%, 03/01/43[a]	6,831	7,345,986
5.18%, 12/01/33[b]	359	383,642
5.50%, 10/01/23	13,220	14,252,506
5.50%, 09/01/24	10,996	11,823,995
5.50%, 03/01/28[a]	1,296	1,378,620
5.50%, 07/01/31	1	916
5.50%, 04/01/32	139	151,624
5.50%, 09/01/32	532	582,650
5.50%, 10/01/32	87	95,656
5.50%, 12/01/32	43	46,907
5.50%, 04/01/33	2	2,551
5.50%, 05/01/33	67	73,446
5.50%, 06/01/33	93	101,639
5.50%, 07/01/33	205	224,756
5.50%, 09/01/33	7	7,421
5.50%, 10/01/33	1,013	1,107,969
5.50%, 01/01/34	5	5,892
5.50%, 02/01/34	7,776	8,514,263
5.50%, 03/01/34	1,659	1,813,939
5.50%, 08/01/34	151	164,454
5.50%, 10/01/34	1,335	1,459,528
5.50%, 11/01/34	13	14,206

Security	Principal (000s)	Value

5.50%, 12/01/34	$1,119	$1,224,106
5.50%, 01/01/35	15,683	17,134,374
5.50%, 02/01/35	4,004	4,373,811
5.50%, 04/01/35	1,089	1,188,256
5.50%, 05/01/35	7,371	8,043,348
5.50%, 06/01/35	21,112	23,064,606
5.50%, 07/01/35	75	82,607
5.50%, 08/01/35	170	185,827
5.50%, 10/01/35	736	803,119
5.50%, 12/01/35	4,164	4,549,363
5.50%, 02/01/36	6	6,174
5.50%, 03/01/36	249	271,528
5.50%, 05/01/36	5,947	6,468,887
5.50%, 07/01/36	12,234	13,319,113
5.50%, 08/01/36	1,498	1,634,736
5.50%, 04/01/38	12,910	14,011,001
5.50%, 05/01/38	5,048	5,478,617
5.50%, 12/01/38	50	54,463
5.50%, 01/01/39	16,338	17,869,313
5.50%, 09/01/39	8,423	9,177,870
5.50%, 11/01/39	18,235	20,143,201
5.50%, 03/01/43[a]	2,663	2,888,939
6.00%, 09/01/36	5,143	5,636,287
6.00%, 10/01/36	3,798	4,246,861
6.00%, 02/01/37	4,117	4,512,339
6.00%, 11/01/37	18,931	20,717,684
6.00%, 09/01/38	32,362	35,590,402
6.00%, 03/01/43[a]	29,372	32,075,546
Federal National Mortgage Association
2.47%, 02/01/42[b]	13,283	13,844,458
2.50%, 05/01/27	21,675	22,586,187
2.50%, 10/01/27	20,794	21,667,783
2.50%, 11/01/27	46,067	48,002,825
2.50%, 02/01/28	21,001	21,883,411
2.50%, 03/01/28[a]	28,145	29,231,243
2.50%, 03/01/43[a]	16,613	16,571,467
2.51%, 08/01/42[b]	18,461	19,291,256
2.78%, 08/01/41[b]	2,350	2,455,175
2.91%, 10/01/41[b]	10,381	10,861,939
3.00%, 01/01/27	20,555	21,659,718
3.00%, 06/01/27	13,737	14,483,707
3.00%, 07/01/27	9,823	10,356,766

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS MBS BOND FUND

February 28, 2013

Security	Principal (000s)	Value

3.00%, 08/01/27	$19,274	$20,472,782
3.00%, 11/01/27	57,217	60,797,288
3.00%, 03/01/28[a]	7,000	7,367,500
3.00%, 11/01/42	39,395	40,824,867
3.00%, 01/01/43	118,745	123,179,174
3.00%, 03/01/43[a]	72,350	74,904,859
3.31%, 09/01/41[b]	922	969,887
3.50%, 01/01/26	8,430	8,942,143
3.50%, 02/01/26	13,759	14,595,277
3.50%, 04/01/26	2,162	2,293,115
3.50%, 07/01/26	11,992	12,720,829
3.50%, 08/01/26	6,898	7,317,640
3.50%, 10/01/26	9,415	9,987,338
3.50%, 02/01/27	15,374	16,308,511
3.50%, 05/01/27	13,386	14,295,598
3.50%, 03/01/28[a]	4,054	4,297,240
3.50%, 01/01/32	8,749	9,283,785
3.50%, 02/01/32	12,295	13,046,715
3.50%, 04/01/32	22,619	24,001,437
3.50%, 06/01/32	3,579	3,802,661
3.50%, 08/01/32	22,997	24,402,021
3.50%, 09/01/40	4,215	4,460,375
3.50%, 11/01/40	5,002	5,293,149
3.50%, 12/01/40	3,352	3,546,482
3.50%, 03/01/41	13,256	14,026,192
3.50%, 12/01/41	11,337	11,996,247
3.50%, 01/01/42	4,387	4,641,821
3.50%, 03/01/42	49,727	52,718,609
3.50%, 06/01/42	37,463	39,688,698
3.50%, 10/01/42	64,021	67,823,180
3.50%, 12/01/42	24,917	26,394,966
3.50%, 01/01/43	74,131	78,696,559
3.50%, 02/01/43	33,293	35,270,818
3.50%, 03/01/43[a]	15,000	15,862,500
3.61%, 05/01/40[b]	14,642	15,494,199
4.00%, 03/01/24	7,934	8,493,986
4.00%, 10/01/25	17,602	18,839,680
4.00%, 11/01/25	8,704	9,318,801
4.00%, 03/01/26	5,027	5,382,039
4.00%, 06/01/26	26,629	28,509,961
4.00%, 09/01/26	10,651	11,403,105

Security	Principal (000s)	Value

4.00%, 12/01/30	$6,237	$6,693,252
4.00%, 01/01/31	3,698	3,969,220
4.00%, 02/01/31	3,361	3,606,723
4.00%, 10/01/31	9,224	9,899,182
4.00%, 02/01/32	20,072	21,541,031
4.00%, 12/01/39	10,311	10,998,639
4.00%, 07/01/40	14,653	15,620,029
4.00%, 09/01/40	13,710	14,627,594
4.00%, 12/01/40	35,524	37,903,387
4.00%, 01/01/41	15,689	16,739,409
4.00%, 02/01/41	60,792	65,870,122
4.00%, 09/01/41	9,752	10,408,316
4.00%, 10/01/41	13,265	14,291,427
4.00%, 11/01/41	28,498	30,741,885
4.00%, 12/01/41	27,564	29,418,338
4.00%, 01/01/42	19,517	20,950,676
4.00%, 02/01/42	27,298	29,219,687
4.00%, 03/01/42	37,207	40,315,001
4.00%, 10/01/42	15,388	16,423,207
4.00%, 03/01/43[a]	22,508	23,992,081
4.50%, 09/01/18	4,660	5,024,515
4.50%, 04/01/19	2,719	2,931,317
4.50%, 11/01/22	5,715	6,162,459
4.50%, 06/01/23	1,801	1,938,066
4.50%, 03/01/24	1,580	1,703,801
4.50%, 10/01/24	6,682	7,189,689
4.50%, 02/01/25	7,532	8,125,571
4.50%, 04/01/25	8,457	9,123,722
4.50%, 06/01/25	7,914	8,639,223
4.50%, 03/01/28[a]	12,790	13,751,248
4.50%, 08/01/31	13,975	15,120,006
4.50%, 03/01/36	9,788	10,589,017
4.50%, 05/01/39	9,331	10,104,378
4.50%, 09/01/39	23,957	25,784,708
4.50%, 12/01/39	4,909	5,283,044
4.50%, 08/01/40	33,810	36,494,939
4.50%, 09/01/40	16,462	17,768,976
4.50%, 01/01/41	24,818	26,788,376
4.50%, 04/01/41	38,308	41,944,802
4.50%, 05/01/41	49,497	53,772,033
4.50%, 06/01/41	14,254	15,750,983

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® BARCLAYS MBS BOND FUND

February 28, 2013

Security	Principal (000s)	Value

4.50%, 07/01/41	$26,177	$28,288,730
4.50%, 08/01/41	19,171	20,716,902
4.50%, 09/01/41	46,823	51,345,723
4.50%, 02/01/42	50,944	55,053,331
4.68%, 12/01/38[b]	4,304	4,619,169
4.75%, 04/01/38[b]	4,204	4,498,323
5.00%, 08/01/20	6,556	7,105,871
5.00%, 07/01/23	9,272	10,028,309
5.00%, 12/01/23	4,962	5,372,540
5.00%, 05/01/25	2,094	2,269,329
5.00%, 03/01/28[a]	3,783	4,089,778
5.00%, 06/01/28	9,396	10,179,933
5.00%, 11/01/33	15,494	16,873,614
5.00%, 04/01/35	7,679	8,343,033
5.00%, 07/01/35	17,406	18,927,829
5.00%, 02/01/36	11,241	12,220,126
5.00%, 03/01/36	23,546	25,615,659
5.00%, 03/01/39	5,422	6,028,806
5.00%, 12/01/39	4,713	5,221,329
5.00%, 01/01/40	114	123,941
5.00%, 04/01/40	9,237	10,048,449
5.00%, 05/01/40	841	910,171
5.00%, 06/01/40	955	1,049,722
5.00%, 07/01/40	9,260	10,077,266
5.00%, 08/01/40	37,952	41,834,888
5.00%, 09/01/40	258	282,178
5.00%, 10/01/40	803	877,575
5.00%, 02/01/41	69	76,533
5.00%, 03/01/41	12,459	13,595,095
5.00%, 04/01/41	24,842	27,473,205
5.00%, 05/01/41	71,791	79,099,453
5.00%, 06/01/41	5,889	6,513,461
5.00%, 08/01/41	7,334	8,154,044
5.00%, 03/01/43[a]	1,626	1,760,394
5.50%, 12/01/19	6,582	7,191,311
5.50%, 01/01/24	8,391	9,166,951
5.50%, 02/01/30	4,415	4,816,727
5.50%, 05/01/33	6,533	7,186,318
5.50%, 11/01/33	12,597	13,855,960
5.50%, 09/01/34	9,299	10,248,871
5.50%, 04/01/36	19,464	21,331,317

Security	Principal (000s)	Value

5.50%, 05/01/36	$4,128	$4,523,453
5.50%, 05/01/37	12,640	13,775,684
5.50%, 08/01/37	24,292	26,672,346
5.50%, 03/01/38	18,409	20,135,258
5.50%, 06/01/38	5,794	6,314,020
5.50%, 07/01/38	8,821	9,668,846
5.50%, 11/01/38	34,478	37,916,678
5.50%, 07/01/40	17,673	19,571,019
5.50%, 03/01/43[a]	38,887	42,368,602
6.00%, 01/01/25	7,809	8,578,294
6.00%, 03/01/34	8,840	9,956,305
6.00%, 05/01/34	1,270	1,429,806
6.00%, 08/01/34	2,989	3,365,876
6.00%, 11/01/34	1,024	1,153,474
6.00%, 06/01/36	6,372	7,044,393
6.00%, 08/01/36	7,714	8,473,054
6.00%, 09/01/36	14,920	16,388,554
6.00%, 08/01/37	15,057	16,539,025
6.00%, 03/01/38	4,800	5,377,110
6.00%, 05/01/38	11,817	13,029,741
6.00%, 08/01/38	634	698,672
6.00%, 09/01/38	21,530	23,601,850
6.00%, 06/01/39	26,787	29,883,824
6.00%, 10/01/39	2,441	2,728,351
6.00%, 03/01/43[a]	66,936	73,347,214
6.50%, 08/01/36	354	394,848
6.50%, 09/01/36	2,264	2,529,300
6.50%, 10/01/36	351	392,456
6.50%, 12/01/36	394	440,005
6.50%, 07/01/37	580	647,766
6.50%, 08/01/37	17,778	19,878,633
6.50%, 10/01/37	1,081	1,207,581
6.50%, 11/01/37	254	283,700
6.50%, 12/01/37	8,452	9,421,066
6.50%, 06/01/38	370	413,636
6.50%, 10/01/39	17,869	19,979,025
6.50%, 05/01/40	13,896	15,537,304
7.00%, 04/01/37	5,528	6,351,769

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS MBS BOND FUND

February 28, 2013

Security	Principal (000s)	Value

Government National Mortgage Association
3.00%, 07/15/27	$20,564	$21,865,241
3.00%, 12/15/42	17,745	18,628,933
3.00%, 12/20/42	53,866	56,558,312
3.00%, 03/01/43[a]	63,132	66,098,841
3.50%, 12/15/41	14,816	15,992,678
3.50%, 02/20/42	21,596	23,173,494
3.50%, 04/20/42	20,029	21,492,367
3.50%, 08/15/42	3,429	3,721,385
3.50%, 09/15/42	4,784	5,209,650
3.50%, 09/20/42	149,143	160,037,486
3.50%, 10/15/42	1,659	1,806,317
3.50%, 11/20/42	26,478	28,411,794
3.50%, 01/15/43	20,983	22,852,505
3.50%, 01/20/43	15,751	16,901,594
3.50%, 03/01/43[a]	14,703	15,791,728
4.00%, 09/20/40	16,551	18,126,399
4.00%, 01/20/41	7,625	8,351,299
4.00%, 02/15/41	21,893	23,864,774
4.00%, 03/15/41	3,130	3,434,579
4.00%, 04/15/41	13,676	15,113,786
4.00%, 05/15/41	2,497	2,739,904
4.00%, 07/15/41	11,251	12,240,820
4.00%, 09/20/41	11,683	12,695,859
4.00%, 12/15/41	5,007	5,533,706
4.00%, 12/20/41	48,938	52,812,499
4.00%, 01/15/42	2,355	2,602,444
4.00%, 01/20/42	22,087	23,836,079
4.00%, 02/15/42	11,752	12,987,290
4.00%, 03/15/42	18,875	20,859,094
4.00%, 04/15/42	16,875	18,369,760
4.00%, 05/15/42	3,152	3,483,417
4.00%, 08/15/42	4,376	4,836,401
4.00%, 09/20/42	16,304	17,594,894
4.00%, 10/15/42	1,148	1,268,300
4.00%, 03/01/43[a]	6,590	7,147,733
4.50%, 04/15/39	2,845	3,121,744
4.50%, 08/15/39	11,430	12,540,010
4.50%, 11/20/39	5,175	5,703,050
4.50%, 01/20/40	5,505	6,065,689
4.50%, 06/15/40	21,388	23,517,296
4.50%, 07/15/40	25,833	28,405,714

Security	Principal (000s)	Value

4.50%, 08/15/40	$44,420	$48,843,068
4.50%, 08/20/40	9,542	10,538,358
4.50%, 09/15/40	12,764	14,035,187
4.50%, 10/20/40	21,538	23,787,838
4.50%, 04/20/41	23,597	25,776,201
4.50%, 06/20/41	30,321	33,214,034
4.50%, 09/20/41	14,179	15,532,192
4.50%, 11/20/41	14,417	15,792,504
4.50%, 12/20/41	27,583	30,214,713
4.50%, 03/01/43[a]	66,377	72,430,098
5.00%, 05/20/33	1,457	1,606,261
5.00%, 07/20/35	7,160	7,892,132
5.00%, 12/15/36	25,967	28,568,782
5.00%, 01/15/39	14,287	15,610,999
5.00%, 07/15/39	33,564	36,701,883
5.00%, 10/20/39	10,482	11,645,085
5.00%, 05/15/40	7,101	7,778,622
5.00%, 07/20/40	35,377	39,304,295
5.00%, 08/20/40	9,922	11,047,747
5.00%, 11/20/41	27,026	30,092,633
5.00%, 07/20/42	6,085	6,676,675
5.00%, 03/01/43[a]	31,150	33,998,906
5.50%, 11/20/34	7,551	8,336,216
5.50%, 03/15/36	5,703	6,291,808
5.50%, 03/20/36	1,908	2,102,386
5.50%, 07/20/36	3,023	3,324,308
5.50%, 06/20/38	12,775	14,014,585
5.50%, 10/15/38	9,921	10,883,652
5.50%, 03/20/39	6,911	7,582,166
5.50%, 12/15/39	2,257	2,475,704
5.50%, 01/15/40	14,621	16,040,357
5.50%, 03/01/43[a]	18,195	19,951,955
6.00%, 03/15/37	13,341	15,122,694
6.00%, 09/20/38	21,279	24,503,885
6.00%, 12/15/38	5,766	6,532,041
6.00%, 11/15/39	2,961	3,354,121
6.00%, 03/01/43[a]	19,395	21,955,746
6.50%, 10/20/38	7,271	8,254,607

		6,281,554,690

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $6,207,292,030)		6,281,554,690

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® BARCLAYS MBS BOND FUND

February 28, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 13.15%

MONEY MARKET FUNDS — 13.15%
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d]	829,578,572	$829,578,572
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	100,000	100,000

		829,678,572

TOTAL SHORT-TERM INVESTMENTS
(Cost: $829,678,572)		829,678,572

TOTAL INVESTMENTS IN SECURITIES — 112.70%
(Cost: $7,036,970,602)		7,111,233,262
Other Assets, Less Liabilities — (12.70)%		(801,227,196)

NET ASSETS — 100.00%		$6,310,006,066

[a]	To-be-announced (TBA). See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2013

	iShares Barclays Intermediate Government/Credit Bond Fund	iShares Barclays Government/Credit Bond Fund	iShares Barclays Agency Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,060,844,491	$176,649,765	$415,417,965
Affiliated (Note 2)	331,697,869	35,684,168	119,136,558

Total cost of investments	$1,392,542,360	$212,333,933	$534,554,523

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,101,411,566	$187,422,663	$422,681,953
Affiliated (Note 2)	331,699,737	35,681,286	119,136,558

Total fair value of investments	1,433,111,303	223,103,949	541,818,511
Cash	133,877	1,676	65,625
Receivables:
Investment securities sold	7,454,276	52,361	—
Due from custodian (Note 4)	—	56,700	—
Interest	7,361,541	1,404,178	2,482,558

Total Assets	1,448,060,997	224,618,864	544,366,694

LIABILITIES
Payables:
Investment securities purchased	9,610,957	460,933	—
Collateral for securities on loan (Note 5)	326,771,702	34,791,323	119,059,165
Investment advisory fees (Note 2)	167,581	28,912	65,068

Total Liabilities	336,550,240	35,281,168	119,124,233

NET ASSETS	$1,111,510,757	$189,337,696	$425,242,461

Net assets consist of:
Paid-in capital	$1,069,738,870	$178,349,003	$417,633,355
Undistributed net investment income	1,564,470	356,684	405,198
Accumulated net realized loss	(361,526)	(138,007)	(60,080)
Net unrealized appreciation	40,568,943	10,770,016	7,263,988

NET ASSETS	$1,111,510,757	$189,337,696	$425,242,461

Shares outstanding[b]	9,900,000	1,650,000	3,750,000

Net asset value per share	$112.27	$114.75	$113.40

[a]	Securities on loan with values of $318,654,893, $33,900,918 and $116,050,632, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2013

iShares Barclays MBS Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$6,207,292,030
Affiliated (Note 2)	829,678,572

Total cost of investments	$7,036,970,602

Investments in securities, at fair value(Note 1):
Unaffiliated	$6,281,554,690
Affiliated (Note 2)	829,678,572

Total fair value of investments	7,111,233,262
Receivables:
Investment securities sold	752,206,629
Interest	19,344,750

Total Assets	7,882,784,641

LIABILITIES
Payables:
Investment securities purchased	1,571,581,299
Investment advisory fees (Note 2)	1,197,276

Total Liabilities	1,572,778,575

NET ASSETS	$6,310,006,066

Net assets consist of:
Paid-in capital	$6,232,288,313
Undistributed net investment income	1,899,650
Undistributed net realized gain	1,555,443
Net unrealized appreciation	74,262,660

NET ASSETS	$6,310,006,066

Shares outstanding[a]	58,400,000

Net asset value per share	$108.05

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2013

	iShares Barclays Intermediate Government/Credit Bond Fund	iShares Barclays Government/Credit Bond Fund	iShares Barclays Agency Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$19,642,468	$4,432,261	$5,194,137
Interest — affiliated (Note 2)	14,596	1,526	4,215
Securities lending income — affiliated (Note 2)	239,378	35,583	116,489

Total investment income	19,896,442	4,469,370	5,314,841

EXPENSES
Investment advisory fees (Note 2)	1,769,267	335,223	780,778

Total expenses	1,769,267	335,223	780,778

Net investment income	18,127,175	4,134,147	4,534,063

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	133,873	100,043	12,484
In-kind redemptions — unaffiliated	247,885	—	3,863,535

Net realized gain	381,758	100,043	3,876,019

Net change in unrealized appreciation/depreciation	4,685,879	770,925	(2,033,907)

Net realized and unrealized gain	5,067,637	870,968	1,842,112

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,194,812	$5,005,115	$6,376,175

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2013

iShares Barclays MBS Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$88,882,332
Interest — affiliated (Note 2)	2,375,463

Total investment income	91,257,795

EXPENSES
Investment advisory fees (Note 2)	14,275,500

Total expenses	14,275,500

Net investment income	76,982,295

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,059,170

Net realized gain	3,059,170

Net change in unrealized appreciation/depreciation	11,847,220

Net realized and unrealized gain	14,906,390

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$91,888,685

See notes to financial statements.

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Intermediate Government/Credit Bond Fund		iShares Barclays Government/Credit Bond Fund
	Year ended February 28, 2013	Year ended February 29, 2012	Year ended February 28, 2013	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,127,175	$16,027,138	$4,134,147	$3,482,500
Net realized gain	381,758	2,080,608	100,043	189,793
Net change in unrealized appreciation/depreciation	4,685,879	18,703,345	770,925	6,347,104

Net increase in net assets resulting from operations	23,194,812	36,811,091	5,005,115	10,019,397

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,978,258)	(15,881,211)	(4,072,643)	(3,487,076)

Total distributions to shareholders	(17,978,258)	(15,881,211)	(4,072,643)	(3,487,076)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	414,501,618	242,514,011	51,716,913	22,596,878
Cost of shares redeemed	(33,533,517)	(55,591,846)	—	—

Net increase in net assets from capital share transactions	380,968,101	186,922,165	51,716,913	22,596,878

INCREASE IN NET ASSETS	386,184,655	207,852,045	52,649,385	29,129,199

NET ASSETS
Beginning of year	725,326,102	517,474,057	136,688,311	107,559,112

End of year	$1,111,510,757	$725,326,102	$189,337,696	$136,688,311

Undistributed net investment income included in net assets at end of year	$1,564,470	$1,415,558	$356,684	$295,178

SHARES ISSUED AND REDEEMED
Shares sold	3,700,000	2,200,000	450,000	200,000
Shares redeemed	(300,000)	(500,000)	—	—

Net increase in shares outstanding	3,400,000	1,700,000	450,000	200,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Agency Bond Fund		iShares Barclays MBS Bond Fund
	Year ended February 28, 2013	Year ended February 29, 2012	Year ended February 28, 2013	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,534,063	$5,968,910	$76,982,295	$73,355,852
Net realized gain	3,876,019	7,012,876	3,059,170	35,437,442
Net change in unrealized appreciation/depreciation	(2,033,907)	4,103,379	11,847,220	69,853,573

Net increase in net assets resulting from operations	6,376,175	17,085,165	91,888,685	178,646,867

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,608,649)	(6,143,438)	(82,762,809)	(104,692,665)
From net realized gain	—	—	(19,557,041)	—

Total distributions to shareholders	(4,608,649)	(6,143,438)	(102,319,850)	(104,692,665)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	209,859,682	168,063,506	2,244,594,991	2,611,765,188
Cost of shares redeemed	(147,353,275)	(223,161,561)	(519,413,111)	(428,417,619)

Net increase (decrease) in net assets from capital share transactions	62,506,407	(55,098,055)	1,725,181,880	2,183,347,569

INCREASE (DECREASE) IN NET ASSETS	64,273,933	(44,156,328)	1,714,750,715	2,257,301,771

NET ASSETS
Beginning of year	360,968,528	405,124,856	4,595,255,351	2,337,953,580

End of year	$425,242,461	$360,968,528	$6,310,006,066	$4,595,255,351

Undistributed net investment income included in net assets at end of year	$405,198	$475,360	$1,899,650	$7,586,675

SHARES ISSUED AND REDEEMED
Shares sold	1,850,000	1,500,000	20,700,000	24,300,000
Shares redeemed	(1,300,000)	(2,000,000)	(4,800,000)	(4,000,000)

Net increase (decrease) in shares outstanding	550,000	(500,000)	15,900,000	20,300,000

See notes to financial statements.

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Government/Credit Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$111.59	$107.81	$106.48	$102.60	$105.00

Income from investment operations:
Net investment income[a]	2.30	2.86	3.09	3.41	4.39
Net realized and unrealized gain (loss)[b]	0.72	3.81	1.31	3.91	(2.54)

Total from investment operations	3.02	6.67	4.40	7.32	1.85

Less distributions from:
Net investment income	(2.34)	(2.89)	(3.07)	(3.44)	(4.25)

Total distributions	(2.34)	(2.89)	(3.07)	(3.44)	(4.25)

Net asset value, end of year	$112.27	$111.59	$107.81	$106.48	$102.60

Total return	2.73%	6.27%	4.21%	7.28%	1.80%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,111,511	$725,326	$517,474	$436,584	$307,796
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.05%	2.60%	2.86%	3.26%	4.29%
Portfolio turnover rate[c]	15%	21%	23%	80%	29%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Government/Credit Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$113.91	$107.56	$105.93	$101.10	$104.30

Income from investment operations:
Net investment income[a]	2.83	3.40	3.42	3.65	4.55
Net realized and unrealized gain (loss)[b]	0.87	6.38	1.63	4.84	(3.37)

Total from investment operations	3.70	9.78	5.05	8.49	1.18

Less distributions from:
Net investment income	(2.86)	(3.43)	(3.42)	(3.66)	(4.38)

Total distributions	(2.86)	(3.43)	(3.42)	(3.66)	(4.38)

Net asset value, end of year	$114.75	$113.91	$107.56	$105.93	$101.10

Total return	3.27%	9.24%	4.86%	8.54%	1.17%

Ratios/Supplemental data:
Net assets, end of year (000s)	$189,338	$136,688	$107,559	$158,892	$111,213
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.47%	3.06%	3.17%	3.52%	4.49%
Portfolio turnover rate[c]	14%	27%	23%	52%	46%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Agency Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$112.80	$109.49	$108.77	$107.00	$102.21

Income from investment operations:
Net investment income[b]	1.32	1.79	2.00	2.14	0.88
Net realized and unrealized gain[c]	0.64	3.35	0.78	1.72	4.54

Total from investment operations	1.96	5.14	2.78	3.86	5.42

Less distributions from:
Net investment income	(1.36)	(1.83)	(2.06)	(2.01)	(0.63)
Net realized gain	—	—	—	(0.08)	—

Total distributions	(1.36)	(1.83)	(2.06)	(2.09)	(0.63)

Net asset value, end of period	$113.40	$112.80	$109.49	$108.77	$107.00

Total return	1.75%	4.74%	2.61%	3.65%	5.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$425,242	$360,969	$405,125	$271,927	$74,898
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.16%	1.61%	1.82%	1.98%	2.62%
Portfolio turnover rate[f]	75%	74%	45%	46%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays MBS Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$108.12	$105.31	$107.36	$104.65	$102.89

Income from investment operations:
Net investment income (loss)[a]	1.46	2.41	0.83	(0.11)	1.86
Net realized and unrealized gain[b]	0.48	3.95	3.39	6.63	4.36

Total from investment operations	1.94	6.36	4.22	6.52	6.22

Less distributions from:
Net investment income	(1.63)	(3.55)	(1.55)	(3.76)	(4.43)
Net realized gain	(0.38)	—	(4.72)	(0.05)	(0.03)

Total distributions	(2.01)	(3.55)	(6.27)	(3.81)	(4.46)

Net asset value, end of year	$108.05	$108.12	$105.31	$107.36	$104.65

Total return	1.80%	6.13%	3.96%	6.35%	6.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,310,006	$4,595,255	$2,337,954	$1,792,838	$1,119,777
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.35%	2.24%	0.77%	(0.11)%	1.82%
Portfolio turnover rate[c,d]	581%	552%	1,128%	1,232%	1,341%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays Intermediate Government/Credit	Diversified
Barclays Government/Credit	Diversified
Barclays Agency	Diversified
Barclays MBS	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Barclays Intermediate Government/Credit
Assets:
Corporate Bonds & Notes	$—	$337,066,720	$—	$337,066,720
Foreign Agency Obligations	—	24,572,425	—	24,572,425
Foreign Government Obligations	—	12,848,181	—	12,848,181
Municipal Debt Obligations	—	1,179,432	—	1,179,432
U.S. Government & Agency Obligations	—	726,411,206	—	726,411,206
Money Market Funds	331,033,339	—	—	331,033,339

	$331,033,339	$1,102,077,964	$—	$1,433,111,303

Barclays Government/Credit
Assets:
Corporate Bonds & Notes	$—	$64,386,722	$—	$64,386,722
Foreign Agency Obligations	—	4,055,125	—	4,055,125
Foreign Government Obligations	—	3,283,133	—	3,283,133
Municipal Debt Obligations	—	2,481,144	—	2,481,144
U.S. Government & Agency Obligations	—	113,319,759	—	113,319,759
Money Market Funds	35,578,066	—	—	35,578,066

	$35,578,066	$187,525,883	$—	$223,103,949

Barclays Agency
Assets:
Corporate Bonds & Notes	$—	$14,435,866	$—	$14,435,866
Foreign Government Obligations	—	6,714,470	—	6,714,470
U.S. Government Agency Obligations	—	401,531,617	—	401,531,617
Money Market Funds	119,136,558	—	—	119,136,558

	$119,136,558	$422,681,953	$—	$541,818,511

Barclays MBS
Assets:
U.S. Government Agency Obligations	$—	$6,281,554,690	$—	$6,281,554,690
Money Market Funds	829,678,572	—	—	829,678,572

	$829,678,572	$6,281,554,690	$—	$7,111,233,262

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays MBS Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays Intermediate Government/Credit	0.20%
Barclays Government/Credit	0.20
Barclays Agency	0.20
Barclays MBS	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays Intermediate Government/Credit	$128,896
Barclays Government/Credit	19,160
Barclays Agency	62,725

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Barclays Intermediate Government/Credit
PNC Funding Corp. 3.30%, 03/08/22	$—	$500	$—	$500	$516,100	$6,993	$—
5.25%, 11/15/15	135	—	—	135	150,298	4,770	—

					$666,398	$11,763	$—

Barclays Government/Credit
PNC Funding Corp. 3.30%, 03/08/22	$—	$100	$—	$100	$103,220	$824	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2013 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays Intermediate Government/Credit	$146,466,328	$100,557,303	$43,373,780	$33,121,435
Barclays Government/Credit	15,615,235	17,274,930	9,604,407	5,345,507
Barclays Agency	311,913,567	287,805,532	15,415,567	623,441
Barclays MBS	34,374,277,223	32,571,093,438	—	—

In-kind transactions (see Note 4) for the year ended February 28, 2013 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Intermediate Government/Credit	$361,691,167	$32,535,758
Barclays Government/Credit	49,952,857	—
Barclays Agency	142,267,885	114,127,989

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

80	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28,

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

2013, attributable to amortization methods on fixed income securities and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Barclays Intermediate Government/Credit	$247,328	$(5)	$(247,323)
Barclays Government/Credit	(2)	2	—
Barclays Agency	3,813,570	4,424	(3,817,994)
Barclays MBS	—	93,489	(93,489)

The tax character of distributions paid during the years ended February 28, 2013 and February 29, 2012 was as follows:

iShares Bond Fund	2013	2012
Barclays Intermediate Government/Credit
Ordinary income	$17,978,258	$15,881,211

Barclays Government/Credit
Ordinary income	$4,072,643	$3,487,076

Barclays Agency
Ordinary income	$4,608,649	$6,143,438

Barclays MBS
Ordinary income	$102,319,850	$104,692,665

As of February 28, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Barclays Intermediate Government/Credit	$1,564,470		$—	$(182,243)	$40,432,827	$(43,167)	$41,771,887
Barclays Government/Credit	356,684		—	(63,109)	10,713,512	(18,394)	10,988,693
Barclays Agency	405,198		—	—	7,236,870	(32,962)	7,609,106
Barclays MBS	18,931,760	[c]	—	—	70,538,765	(11,752,772)	77,717,753

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2014.
[c]

Amount includes short-term gains reclassified from unrealized to realized related to a change in the tax accounting treatment for to-be-announced (TBA) transactions effective February 28, 2010. As a result of the change in tax accounting, a portion of the amount reclassified was included in the Fund’s distributions for the year ended February 28, 2013 with the remaining balance to be included in distributable income in the year ending February 28, 2014. The amounts ultimately distributed to shareholders, if any, is dependent upon the operating results of the Fund during the year ending February 28, 2014.

82	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Expiring 2017	Expiring 2018	Total
Barclays Intermediate Government/Credit	$163,724	$18,519	$182,243
Barclays Government/Credit	—	63,109	63,109

For the year ended February 28, 2013, the Funds utilized their capital loss carryforwards as follows:

iShares Bond Fund	Utilized
Barclays Intermediate Government/Credit	$171,510
Barclays Government/Credit	78,551
Barclays MBS	1,840,763

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays Intermediate Government/Credit	$1,392,678,476	$41,242,344	$(809,517)	$40,432,827
Barclays Government/Credit	212,390,437	11,160,132	(446,620)	10,713,512
Barclays Agency	534,581,641	7,383,166	(146,296)	7,236,870
Barclays MBS	7,040,694,497	84,432,672	(13,893,907)	70,538,765

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	83

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Agency Bond Fund and iShares Barclays MBS Bond Fund (the “Funds”), at February 28, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2013

84	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2013:

iShares Bond Fund	Interest- Related Dividends
Barclays Intermediate Government/Credit	$11,839,609
Barclays Government/Credit	2,539,737
Barclays Agency	2,713,807
Barclays MBS	82,762,809

Under Section 871(k)(2)(C) of the Code, the iShares Barclays MBS Bond Fund designates $19,557,041 as short-term capital gain dividends for the fiscal year ended February 28, 2013.

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 28, 2013:

iShares Bond Fund	Federal Obligation Interest [a]
Barclays Intermediate Government/Credit	$4,434,600
Barclays Government/Credit	852,326
Barclays Agency	997,364

[a]

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TAX INFORMATION	85

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Barclays Intermediate Government/Credit	$2.33314	$—	$0.00763	$2.34077	100%	—%	0%[a]		100%
Barclays Government/Credit	2.85151	—	0.00365	2.85516	100	—	0	[a]	100
Barclays Agency	1.35952	—	0.00187	1.36139	100	—	0	[a]	100
Barclays MBS	1.77957	0.22762	—	2.00719	89	11	—		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

86	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Barclays Intermediate Government/Credit Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	4	0.32%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	14	1.11
Greater than 1.5% and Less than 2.0%	18	1.43
Greater than 1.0% and Less than 1.5%	35	2.78
Greater than 0.5% and Less than 1.0%	155	12.32
Between 0.5% and –0.5%	1,023	81.32
Less than –0.5% and Greater than –1.0%	2	0.16
Less than –1.0% and Greater than –1.5%	3	0.24
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	2	0.16

	1,258	100.00%

iShares Barclays Government/Credit Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.16%
Greater than 4.0% and Less than 4.5%	2	0.16
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	4	0.32
Greater than 1.5% and Less than 2.0%	19	1.51
Greater than 1.0% and Less than 1.5%	39	3.10
Greater than 0.5% and Less than 1.0%	232	18.44
Between 0.5% and –0.5%	933	74.16
Less than –0.5% and Greater than –1.0%	16	1.27
Less than –1.0% and Greater than –1.5%	2	0.16
Less than –1.5% and Greater than –2.0%	4	0.32
Less than –2.0%	2	0.16

	1,258	100.00%

SUPPLEMENTAL INFORMATION	87

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays Agency Bond Fund

Period Covered: January 1, 2009 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.10%
Greater than 1.0% and Less than 1.5%	1	0.10
Greater than 0.5% and Less than 1.0%	19	1.89
Between 0.5% and –0.5%	985	97.91

	1,006	100.00%

iShares Barclays MBS Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.16
Greater than 1.0% and Less than 1.5%	2	0.16
Greater than 0.5% and Less than 1.0%	23	1.83
Between 0.5% and –0.5%	1,222	97.13
Less than –0.5% and Greater than –1.0%	5	0.40
Less than –1.0% and Greater than –1.5%	2	0.16
Less than –1.5% and Greater than –2.0%	1	0.08

	1,258	100.00%

88	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of February 28, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	89

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).
John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

90	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).
Madhav V. Rajan (48)	Trustee (since 2011); 15[c] Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	91

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

92	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes

NOTES	93

Notes

94	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Go paperless. . .
It’s Fast, Convenient, and Timely!
To sign up today, go to www.icsdelivery.com

iS-AR-25-0213

FEBRUARY 28, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares S&P California AMT-Free Municipal Bond Fund | CMF | NYSE Arca
➢	iShares S&P National AMT-Free Municipal Bond Fund | MUB | NYSE Arca
➢	iShares S&P Short Term National AMT-Free Municipal Bond Fund | SUB | NYSE Arca
➢	iShares S&P New York AMT-Free Municipal Bond Fund | NYF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

MUNICIPAL BOND MARKET PERFORMANCE OVERVIEW

Municipal bonds delivered modest returns that were in line with U.S. Treasury market returns during the 12-month period ended February 28, 2013 (the “reporting period”). The main drivers of the fixed-income market’s performance were the slow pace of economic growth and the U.S. Federal Reserve’s monetary policy responses. Municipal bond prices rallied sharply during the first half of the reporting period, benefitting from a flight to quality caused by global economic turmoil, then declined later in the year, as investors became concerned about the tax status of the asset class.

During the first half of the reporting period, the European debt crisis and slowing global growth weighed on the U.S. economy, which grew at a relatively slow 2.0% rate in the first quarter of 2012, decelerating to a 1.3% annual rate in the second quarter of 2012. Steady job growth was not strong enough to significantly change the unemployment rate, which hovered around 8.0% during the reporting period. In that environment, longer-term Treasury yields declined to all-time lows, as investors fled to the relative safety and liquidity of Treasury securities. Municipal bonds followed the contour of Treasuries — declining bond yields and rising prices.

With declining municipal bond yields, many issuers called securities and refinanced at lower rates. During the reporting period, the overall default rate on municipal bonds declined despite headlines of cities struggling to make payment on their bonds. The fiscal health of most states improved or stabilized during the reporting period, largely due to fiscal austerity measures and higher tax revenues. The impending U.S. “fiscal cliff” weighed on municipal securities in December 2012, as budget negotiations briefly touched upon the tax-exempt status of municipal bonds. When a budget compromise was finally reached in January 2013, municipal bonds continued to be exempt from federal income tax. Overall, the combination of positive sentiment, improving municipal credit conditions and uncertainty around the tax status were the main drivers of municipal bond returns. Longer-term municipal bonds outperformed short-term securities as yields declined during the reporting period.

California municipal bonds outperformed the broad municipal bond market for the reporting period, largely because of higher yields on California municipal securities. The state’s fiscal health improved considerably, as a combination of improving economic conditions, spending cuts and tax increases moved the state toward a balanced budget for the first time in several years. The news was less encouraging at the city level, as three California cities declared bankruptcy during the summer of 2012. Fund performance was not affected by these bankruptcies because the Funds did not hold bonds issued by the financially troubled cities.

New York municipal bonds underperformed the broad municipal bond market, but still posted a modest positive return. New York made considerable progress toward a balanced budget during the reporting period, but still faced a shortfall of approximately $1 billion, excluding the costs of Hurricane Sandy. Meanwhile, local governments continued to struggle with lower revenues and higher costs.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.75%	5.67%	5.84%	6.98%	6.79%	7.17%	5.89%	5.96%	5.85%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.75%	5.67%	5.84%	40.12%	38.90%	41.36%	36.22%	36.73%	35.97%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (10/4/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/5/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

The iShares S&P California AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the California municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 5.75%, net of fees, while the total return for the Index was 5.84%.

BOND CREDIT QUALITY

As of 2/28/13

S&P Credit Rating	Percentage of Total Investments*

AAA	4.01%
AA+	10.91
AA	13.98
AA-	30.08
A+	10.20
A	25.23
A-	4.05
BBB+	0.10
BBB	0.33
BBB-	0.64
Not Rated	0.47

TOTAL	100.00%

*	Excludes short-term investments.
TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	1.72%
Los Angeles Unified School District GO, Series A, 5.00%, 07/01/23	1.52
State of California GO, Series A, 5.25%, 07/01/13	1.27
Los Angeles Unified School District GO, Series A, 5.00%, 01/01/28	1.26
State of California GO, 5.00%, 10/01/41	1.07
Los Angeles Department of Airports RB Port Airport & Marina Revenue, Series A, 5.00%, 05/15/40	0.97
State of California GO, Series A, 5.00%, 07/01/22	0.90
California State Department of Water Resources RB Electric Power & Light Revenues, Series L, 5.00%, 05/01/22	0.88
University of California Regents RB College & University Revenue, Series J, 4.50%, 05/15/35	0.88
State of California GO, 5.00%, 02/01/33	0.80

TOTAL	11.27%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.47%	4.13%	4.93%	6.53%	6.53%	6.84%	5.48%	5.53%	5.60%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.47%	4.13%	4.93%	37.20%	37.23%	39.22%	33.95%	34.29%	34.77%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/7/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/10/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

The iShares S&P National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 4.47%, net of fees, while the total return for the Index was 4.93%.

BOND CREDIT QUALITY

As of 2/28/13

S&P Credit Rating	Percentage of Total Investments*

AAA	17.86%
AA+	15.39
AA	16.29
AA-	17.58
A+	10.73
A	12.65
A-	4.29
BBB+	1.28
BBB	1.98
BBB-	0.21
Not Rated	1.74

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

State of California GO, 6.00%, 04/01/38	0.54%
State of California GO, 5.00%, 10/01/29	0.42
North Texas Tollway Authority RB Miscellaneous Revenue, Series A, 5.13%, 01/01/28	0.31
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue, Series A, 6.00%, 08/01/42	0.29
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues, Series A, 5.00%, 01/01/38	0.26
California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	0.24
City of New York GO, Series A-1, 5.25%, 08/15/23	0.23
State of California GO, 6.50%, 04/01/33	0.23
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2, 5.00%, 01/01/31	0.22
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-1, 5.00%, 01/01/26	0.22

TOTAL	2.96%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.71%	0.68%	1.04%	2.63%	2.67%	2.95%	11.85%	12.06%	13.38%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/5/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

The iShares S&P Short Term National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the short-term investment grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 0.71%, net of fees, while the total return for the Index was 1.04%.

BOND CREDIT QUALITY

As of 2/28/13

S&P Credit Rating	Percentage of Total Investments*

AAA	21.50%
AA+	20.56
AA	18.34
AA-	19.07
A+	6.37
A	8.61
A-	2.56
BBB+	0.76
BBB	1.29
Not Rated	0.94

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	1.08%
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2, 5.00%, 01/01/27	0.74
City of Memphis RB Electric Power & Light Revenues, Series A, 5.00%, 12/01/16	0.63
State of Connecticut GO, Series A, 5.00%, 01/01/14	0.60
Los Angeles Unified School District GO, Series A, 5.00%, 01/01/28	0.59
State of California GO, 5.00%, 11/01/15	0.54
New Mexico Finance Authority RB Fuel Sales Tax Revenue, Series A, 5.25%, 06/15/21	0.53
New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series A, 5.50%, 06/15/13	0.49
California State Department of Water Resources RB Electric Power & Light Revenues, Series L, 5.00%, 05/01/15	0.47
Los Angeles Unified School District GO, Series A, 5.00%, 07/01/23	0.46

TOTAL	6.13%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.99%	5.54%	4.92%	6.36%	6.14%	6.79%	5.43%	5.51%	5.63%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.99%	5.54%	4.92%	36.09%	34.71%	38.86%	33.07%	33.59%	34.45%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (10/4/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/5/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

The iShares S&P New York AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the New York municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2013, the total return for the Fund was 4.99%, net of fees, while the total return for the Index was 4.92%.

BOND CREDIT QUALITY

As of 2/28/13

S&P Credit Rating	Percentage of Total Investments*
AAA	27.44%
AA+	13.82
AA	17.22
AA-	20.66
A+	3.17
A	10.01
A-	2.56
BBB	0.94
BBB-	0.86
Not Rated	3.32

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue, Series A, 5.00%, 02/15/47	1.74%
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue, Series A, 4.75%, 04/01/28	1.68
Metropolitan Transportation Authority RB Highway Revenue Tolls, Series B, 5.25%, 11/15/32	1.55
New York City Municipal Water Finance Authority RB Water Revenue, Series GG-1, 5.00%, 06/15/39	1.43
New York City Municipal Water Finance Authority RB Water Revenue, Series CC, 5.00%, 06/15/45	1.39
Metropolitan Transportation Authority RB Transit Revenue, Series B, 5.00%, 11/15/30	1.30
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue, Series A, 5.00%, 10/15/32	1.13
Metropolitan Transportation Authority RB Transit Revenue, 5.00%, 11/15/27	1.00
City of New York GO, Series A-1, 5.00%, 08/01/17	0.97
New York State Dormitory Authority RB Income Tax Revenue, Series A, 5.00%, 12/15/25	0.92

TOTAL	13.11%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Municipal Bond Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P California AMT-Free
Actual	$1,000.00	$1,025.30	0.25%	$1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
S&P National AMT-Free
Actual	1,000.00	1,017.00	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
S&P Short Term National AMT-Free
Actual	1,000.00	1,003.40	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
S&P New York AMT-Free
Actual	1,000.00	1,018.70	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 99.28%

CALIFORNIA — 99.28%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	$250	$244,433
0.00%, 10/01/17	(AMBAC)	70	62,899
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	277,188
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	654,444
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	780	827,502
Bay Area Toll Authority RB Highway Revenue Tolls
4.00%, 04/01/18		500	577,370
5.13%, 04/01/47	(Call 04/01/18)	225	257,465
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	255,660
Series F
5.00%, 04/01/24	(PR 04/01/16)	635	723,500
5.00%, 04/01/31	(PR 04/01/16)	805	917,193
5.00%, 04/01/31	(PR 04/01/17)	1,700	2,003,603
Series F-1
5.00%, 04/01/17		250	293,873
5.00%, 04/01/27	(Call 04/01/22)	1,310	1,575,786
5.00%, 04/01/28	(Call 04/01/19)	875	1,046,502
5.00%, 04/01/30	(Call 04/01/22)	500	592,595
5.00%, 04/01/31	(Call 04/01/22)	1,000	1,178,120
5.00%, 04/01/39	(Call 04/01/18)	650	729,709
5.50%, 04/01/43	(Call 04/01/18)	2,100	2,427,663
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	778,706

Security		Principal (000s)	Value

Bay Area Water Supply & Conservation Agency RB Water Revenue
Series A
5.00%, 10/01/34	(Call 04/01/23)	$700	$827,799
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(AGM)	500	645,710
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,075	1,438,167
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	525	702,361
5.25%, 07/01/19	(PR 07/01/13) (AGM)	300	305,223
5.25%, 07/01/20	(PR 07/01/13) (AGM)	400	406,964
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/14	(NPFGC-FGIC)	900	939,942
5.00%, 02/01/15	(NPFGC-FGIC)	270	294,257
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22	(Call 05/01/18) (AGM)	1,150	1,370,018
Series K
4.00%, 05/01/18		520	601,812
5.00%, 05/01/18		1,890	2,282,742
Series L
4.00%, 05/01/15		375	404,265
5.00%, 05/01/14		1,500	1,583,910
5.00%, 05/01/16		130	147,887
5.00%, 05/01/17		1,000	1,175,890
5.00%, 05/01/18		475	573,705
5.00%, 05/01/19		1,800	2,220,012
5.00%, 05/01/20		475	595,645
5.00%, 05/01/22	(Call 05/01/20)	2,250	2,775,127

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series M
4.00%, 05/01/16		$1,000	$1,106,200
4.00%, 05/01/19		750	880,327
5.00%, 05/01/13		1,400	1,411,844
5.00%, 05/01/14		500	527,970
5.00%, 05/01/15		500	549,835
Series N
5.00%, 05/01/13		120	121,015
5.00%, 05/01/20		1,780	2,232,102
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25	(Call 06/01/18)	500	595,325
5.00%, 12/01/26	(Call 06/01/18)	500	595,325
Series AG
5.00%, 12/01/26	(Call 12/01/19)	250	301,923
5.00%, 12/01/29	(Call 12/01/19)	320	386,461
California State Public Works Board RB Lease Abatement
6.00%, 11/01/34	(Call 11/01/19)	360	438,685
Series A
5.00%, 12/01/19	(AMBAC)	270	305,743
5.00%, 04/01/20		975	1,173,559
5.00%, 04/01/24	(Call 04/01/22)	500	593,260
5.00%, 12/01/27	(Call 04/01/13) (AMBAC)	1,430	1,434,347
5.00%, 04/01/32	(Call 04/01/22)	805	910,358
5.00%, 04/01/37	(Call 04/01/22)	500	548,565
Series C
4.00%, 10/01/20		270	308,162
5.00%, 06/01/17		145	169,469
Series G
5.00%, 11/01/37	(Call 11/01/22)	250	275,575
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	116,538
5.13%, 10/01/22	(Call 10/01/19)	250	290,835
5.25%, 10/01/23	(Call 10/01/19)	105	122,202
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	225	277,025

Security		Principal (000s)	Value

Series J
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	$500	$550,700
5.00%, 01/01/21	(Call 01/01/16)	1,185	1,294,044
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(Call 06/01/14)	250	260,798
5.25%, 06/01/30	(Call 06/01/15)	250	263,248
Series C
5.25%, 06/01/28	(PR 12/01/13)	1,300	1,348,529
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,130,780
Series E
5.00%, 04/01/34	(Call 04/01/19)	350	385,830
Series G
5.00%, 12/01/31	(Call 12/01/21)	500	593,000
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	450	494,275
5.00%, 11/01/22	(Call 05/01/15) (AMBAC)	480	525,533
5.00%, 11/01/24	(Call 11/01/21)	750	915,532
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	535	576,109
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,098,935
5.00%, 11/01/39	(Call 05/01/18) (AGM)	855	953,761
5.25%, 11/01/34	(Call 05/01/19)	250	284,653
Series C
5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	400	437,172
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		445	450,051
5.00%, 06/15/13		5,305	5,380,968

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Chabot-Las Positas Community College District GO
5.00%, 08/01/31		$300	$349,857
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	134,090
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	144,095
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	700	776,734
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	173,240
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	200,801
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	294,850
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	312,388
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	276,618
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	447,060
City & County of San Francisco GO
Series R1
5.00%, 06/15/20		500	624,910
5.00%, 06/15/21		150	189,437
City of Los Angeles GO
Series B
5.00%, 09/01/19		1,000	1,233,200
City of Los Angeles RB Sewer Revenue
Series A
4.75%, 06/01/35	(Call 06/01/15) (NPFGC)	875	944,457
5.00%, 06/01/16		200	228,868
5.00%, 06/01/20		250	312,140

Security		Principal (000s)	Value

5.00%, 06/01/39	(Call 06/01/19)	$500	$556,415
Series B
5.00%, 06/01/30	(Call 06/01/22)	500	594,080
5.00%, 06/01/32	(Call 06/01/22)	500	586,915
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	253,262
Series D
5.00%, 03/01/28	(Call 03/01/14) (NPFGC)	200	207,702
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	(Call 08/01/19)	500	566,970
City of Vista COP Lease Abatement
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	297,737
County of Orange RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/28	(Call 07/01/19)	125	141,728
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	250	275,103
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	591,920
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	299,483
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	171,670
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	543,085

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	$1,200	$1,302,768
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	1,080	1,231,124
Series B
5.00%, 06/01/17		100	118,443
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	218,017
5.00%, 07/01/33	(Call 07/01/18)	330	372,164
5.00%, 07/01/35	(Call 07/01/18)	580	646,793
El Camino Community College District GO
Series C
0.00%, 08/01/32		1,000	458,060
0.00%, 08/01/34		500	204,360
Escondido Union High School District GO
Series C
0.00%, 08/01/51		1,155	175,583
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(Call 08/01/17) (AMBAC)	600	656,106
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	290,205
5.00%, 08/01/40	(Call 08/01/21)	190	217,947
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17	(Call 04/01/13) (NPFGC)	100	80,662
0.00%, 01/15/18	(Call 04/01/13) (NPFGC)	100	76,230
0.00%, 01/01/30	(RADIAN-IBCC, AGM-CR)	70	43,247

Security		Principal (000s)	Value

0.00%, 01/15/30	(Call 04/01/13) (NPFGC)	$125	$45,716
0.00%, 01/15/31	(Call 04/01/13) (NPFGC)	290	99,748
5.75%, 01/15/40	(Call 04/01/13)	2,000	2,000,880
Series A
0.00%, 01/01/19		815	762,196
0.00%, 01/01/20		1,100	998,503
0.00%, 01/01/23		225	182,120
0.00%, 01/01/25	(AMBAC)	1,180	883,372
0.00%, 01/01/26		540	389,021
0.00%, 01/01/28		860	572,554
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	89,710
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	474,337
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33	(Call 11/01/18)	685	759,179
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	89,438
5.00%, 08/01/39	(Call 08/01/22)	500	578,445
Los Angeles Community College District GO
Series A
5.00%, 08/01/20	(Call 08/01/15) (AGM)	425	470,373
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	375	433,669
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,200	2,495,922
Series E-1
5.00%, 08/01/33	(Call 08/01/18)	250	286,938
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	120	137,255

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		$300	$356,271
5.00%, 07/01/22	(Call 07/01/18) (AGM)	500	593,255
5.00%, 07/01/35	(Call 07/01/15) (AMBAC)	600	653,574
Series B
5.00%, 07/01/14		1,520	1,617,706
5.00%, 07/01/18		210	254,804
Los Angeles County Public Works Financing Authority RB Lease Abatement
4.00%, 08/01/37	(Call 08/01/22)	500	508,005
5.00%, 08/01/42	(Call 08/01/22)	500	561,465
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	500	545,140
Series A
5.00%, 10/01/20		450	565,069
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/27	(Call 05/15/20)	735	859,965
5.00%, 05/15/32	(Call 05/15/20)	785	895,968
5.00%, 05/15/40	(Call 05/15/20)	2,700	3,047,814
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	583,465
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13		1,000	1,013,180
5.00%, 07/01/14		400	425,712
5.00%, 07/01/19		360	444,031
5.00%, 07/01/22	(Call 07/01/21)	500	624,720
5.00%, 07/01/27	(Call 01/01/23)	500	608,685

Security		Principal (000s)	Value

Series A-1
5.00%, 07/01/17	(AMBAC)	$200	$236,758
5.00%, 07/01/35	(Call 07/01/15) (AGM)	640	697,926
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,855,342
5.00%, 07/01/39	(Call 07/01/17) (AMBAC)	650	732,348
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,393,980
Series C
5.00%, 01/01/16	(Call 10/01/15)	300	336,189
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	282,833
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,440,200
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	956,071
5.00%, 07/01/44	(Call 07/01/17)	350	393,901
Series B
5.00%, 07/01/43	(Call 07/01/22)	1,500	1,728,240
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	33,734
5.00%, 09/01/25	(Call 09/01/18)	500	553,985
Los Angeles Unified School District GO
Series A
5.00%, 07/01/22	(PR 07/01/13)	250	254,140
5.00%, 07/01/23	(PR 07/01/13) (AGM)	4,675	4,752,885
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	3,890	3,954,418
5.25%, 07/01/20	(PR 07/01/13) (AGM)	1,900	1,933,079
5.38%, 07/01/17	(PR 07/01/13) (NPFGC)	735	748,112
5.38%, 07/01/18	(PR 07/01/13)	375	381,690
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	750	763,702

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	$500	$569,390
4.50%, 07/01/24	(Call 07/01/17) (AGM)	815	925,881
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	856,748
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	109,911
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,849,116
5.00%, 07/01/20	(Call 07/01/15) (FGIC)	1,225	1,349,680
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	900	991,602
5.50%, 07/01/18	(FGIC)	250	308,738
Series A-2
5.00%, 07/01/21		500	629,580
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	1,250	1,407,887
4.75%, 07/01/20	(Call 07/01/16) (FGIC)	265	297,910
5.00%, 07/01/20	(Call 07/01/16) (AGM)	490	555,915
5.00%, 07/01/21	(Call 07/01/17) (AMBAC)	350	408,699
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	563,555
Series C
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	340,182
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	555,875
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	371,828
Series H
5.00%, 07/01/32	(Call 07/01/17) (AGM)	1,560	1,768,946

Security		Principal (000s)	Value

Series I
5.00%, 07/01/27	(Call 07/01/19)	$300	$350,760
5.00%, 01/01/34	(Call 07/01/19)	105	117,835
Series KRY
5.00%, 07/01/18		250	302,248
Series KY
5.00%, 07/01/16		125	143,146
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	250	36,088
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,000	124,210
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		500	594,015
Series A
5.00%, 10/01/29	(Call 04/01/22)	200	242,608
5.00%, 01/01/34	(Call 01/01/19)	100	116,041
5.00%, 07/01/35	(Call 07/01/15) (AGM)	700	763,014
Series B
5.00%, 07/01/14		1,000	1,063,720
5.00%, 07/01/21	(Call 07/01/18)	540	651,542
Series C
5.00%, 10/01/27		500	656,340
Series G
5.00%, 07/01/28	(Call 07/01/22)	500	611,945
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	1,000	719,620
Series E
5.00%, 06/01/37	(Call 08/01/22)	250	282,880
Newport Mesa Unified School District GO
0.00%, 08/01/36		500	185,800
0.00%, 08/01/38		500	168,125

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	$500	$563,150
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39	(Call 08/15/19)	885	1,006,103
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	500	227,085
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	145	157,848
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40		500	138,915
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	132,379
Poway Unified School District GO
0.00%, 08/01/35		500	180,320
0.00%, 08/01/38		755	231,732
0.00%, 08/01/46		2,250	461,677
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	500	340,735
Riverside County Palm Desert Financing Authority RB Lease Abatement
Series A
6.00%, 05/01/22	(Call 05/01/18)	105	121,807
Sacramento Area Flood Control Agency RB Special Assessment
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	750	864,390
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	550	661,017

Security		Principal (000s)	Value

Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	$2,000	$2,165,260
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series K
5.25%, 07/01/24	(AMBAC)	250	311,130
Series R
5.00%, 08/15/33	(PR 08/15/13) (NPFGC)	695	710,540
5.00%, 08/15/33	(Call 08/15/13) (NPFGC)	305	311,780
Series U
5.00%, 08/15/16	(AGM)	200	229,394
5.00%, 08/15/17	(AGM)	300	353,829
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,215	1,429,326
Series X
5.00%, 08/15/20		500	615,475
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(Call 08/01/18)	750	911,490
Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	45	49,933
San Diego Community College District GO
5.00%, 05/01/30	(PR 05/01/15) (AGM)	1,000	1,100,890
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	637,692
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	475	528,556
5.00%, 07/01/43	(Call 07/01/23)	255	293,434

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/48	(Call 04/01/22)	$500	$570,330
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	800	907,608
5.00%, 05/01/38	(Call 05/01/18) (AGM)	490	551,348
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	500	592,645
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	303,610
5.25%, 05/15/39	(Call 05/15/19)	500	567,570
Series B
5.00%, 05/15/14		1,200	1,269,552
5.00%, 05/15/22	(Call 05/15/19)	450	546,376
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,170,810
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	400	456,336
San Diego Unified School District GO
0.00%, 07/01/30		200	96,942
0.00%, 07/01/35		750	275,513
0.00%, 07/01/38		500	155,130
0.00%, 07/01/45		1,000	223,280
Series C
0.00%, 07/01/46		500	106,375
0.00%, 07/01/48	(Call 07/01/40)	500	262,325
Series E
0.00%, 07/01/42		325	143,722
0.00%, 07/01/47	(Call 07/01/42)	500	223,345

Security		Principal (000s)	Value

Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	$1,125	$1,220,164
5.25%, 07/01/28	(AGM)	885	1,134,676
Series R-1
0.00%, 07/01/31		500	230,365
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	112,460
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/36	(Call 07/01/22)	500	585,365
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	495	610,449
Second Series
5.00%, 05/01/26	(Call 05/01/22)	535	643,696
5.25%, 05/01/17	(NPFGC-FGIC)	115	136,147
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	999,827
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	893,264
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.00%, 11/01/41	(Call 05/01/22)	250	257,943
4.50%, 11/01/31	(Call 05/01/16) (AGM)	875	925,872
5.00%, 11/01/30	(Call 11/01/21)	500	600,815
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,171,590
5.00%, 11/01/43	(Call 05/01/22)	500	571,900
Series B
4.00%, 10/01/39	(Call 10/01/22)	500	518,145
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,131,040

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20		$170	$154,314
0.00%, 01/01/22		150	126,683
0.00%, 01/01/23		250	202,355
0.00%, 01/01/24		710	551,130
0.00%, 01/01/26		280	201,715
0.00%, 01/01/28		400	266,304
San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/32	(Call 04/01/13) (AMBAC)	500	502,900
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	93,505
0.00%, 08/01/51		1,500	221,955
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	400	450,684
5.00%, 09/01/38	(Call 09/01/16)	550	619,690
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 06/01/34	(Call 06/01/15) (NPFGC)	495	529,927
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/36	(Call 07/15/18)	750	833,992
San Mateo Union High School District GO
0.00%, 09/01/33		500	268,065
0.00%, 09/01/41	(Call 09/01/36)	500	270,135
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,000	388,170
Santa Clara County GO
4.00%, 08/01/39		250	261,798

Security		Principal (000s)	Value

Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	$1,025	$1,163,129
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	490,110
5.00%, 07/01/25	(Call 07/01/20)	205	249,370
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	1,000	1,170,880
Series A
5.50%, 01/01/14	(AGM)	800	834,936
Series B
6.00%, 07/01/27	(Call 07/01/18)	195	235,810
State of California GO
3.50%, 03/01/17		100	110,738
4.00%, 11/01/13		750	769,230
4.00%, 10/01/14		850	900,039
4.00%, 12/01/18	(Call 12/01/17)	250	283,045
4.50%, 03/01/21	(Call 03/01/20)	660	778,648
4.50%, 08/01/26	(Call 02/01/17)	1,250	1,363,425
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,173,655
5.00%, 03/01/13		500	500,200
5.00%, 04/01/15		1,375	1,507,976
5.00%, 03/01/16		370	418,962
5.00%, 11/01/16		275	318,566
5.00%, 03/01/17	(Call 03/01/15)	450	490,122
5.00%, 04/01/17		485	567,110
5.00%, 06/01/17	(XLCA)	375	440,599
5.00%, 03/01/18	(Call 03/01/15)	750	815,917
5.00%, 04/01/18		500	598,020
5.00%, 05/01/18	(Call 05/01/15)	600	656,916
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	654,909
5.00%, 08/01/18	(Call 02/01/17)	550	636,812
5.00%, 11/01/18		500	606,220
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	408,520
5.00%, 08/01/19	(Call 02/01/17)	640	739,680

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 10/01/19		$800	$980,728
5.00%, 04/01/20		635	781,101
5.00%, 09/01/20		500	619,420
5.00%, 10/01/20	(Call 10/01/16)	400	457,340
5.00%, 12/01/20	(Call 12/01/16)	750	861,870
5.00%, 08/01/21	(Call 08/01/15)	215	235,221
5.00%, 09/01/21		1,000	1,245,680
5.00%, 11/01/21	(Call 11/01/17)	900	1,058,067
5.00%, 12/01/21	(Call 12/01/16)	250	286,793
5.00%, 03/01/22	(Call 03/01/15) (AMBAC)	550	592,366
5.00%, 06/01/22	(Call 06/01/17) (AMBAC)	1,500	1,739,235
5.00%, 08/01/22	(Call 02/01/17)	500	574,330
5.00%, 03/01/23	(Call 03/01/16)	625	697,369
5.00%, 11/01/23	(Call 11/01/20)	500	605,035
5.00%, 02/01/24	(Call 02/01/22)	220	267,597
5.00%, 08/01/24	(Call 02/01/17)	750	857,145
5.00%, 11/01/24	(Call 11/01/20)	250	300,900
5.00%, 12/01/24	(Call 12/01/17)	500	582,320
5.00%, 03/01/25	(Call 03/01/20)	750	886,342
5.00%, 08/01/25	(Call 08/01/15) (AGM)	535	585,317
5.00%, 12/01/26	(Call 12/01/16)	1,590	1,799,451
5.00%, 03/01/27	(Call 03/01/20)	300	349,830
5.00%, 05/01/27	(Call 05/01/15)	355	385,207
5.00%, 09/01/27	(Call 09/01/16)	500	560,375
5.00%, 06/01/29	(Call 12/01/14) (AMBAC)	500	535,805
5.00%, 10/01/29	(Call 10/01/19)	750	875,182
5.00%, 09/01/30	(Call 09/01/18)	500	570,580
5.00%, 02/01/31	(Call 02/01/22)	500	581,180
5.00%, 02/01/32	(PR 08/01/13)	550	561,319
5.00%, 02/01/32	(Call 02/01/22)	1,000	1,157,260
5.00%, 06/01/32	(Call 06/01/17)	2,220	2,490,485
5.00%, 02/01/33	(PR 02/01/14)	2,395	2,501,817
5.00%, 08/01/33	(Call 08/01/15)	350	379,306
5.00%, 09/01/35	(Call 09/01/16)	1,350	1,495,773
5.00%, 06/01/37	(Call 06/01/17)	1,090	1,197,071
5.00%, 11/01/37	(Call 11/01/17)	1,000	1,107,290
5.00%, 12/01/37	(Call 12/01/17)	885	981,545

Security		Principal (000s)	Value

5.00%, 04/01/38	(Call 04/01/18)	$1,750	$1,946,402
5.00%, 10/01/41	(Call 10/01/21)	3,000	3,364,440
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,126,700
5.00%, 09/01/42	(Call 09/01/22)	1,000	1,131,670
5.25%, 02/01/15	(PR 08/01/13)	245	250,304
5.25%, 09/01/22		815	1,037,894
5.25%, 10/01/22		600	764,904
5.25%, 09/01/25	(Call 09/01/21)	750	906,112
5.25%, 10/01/29	(Call 10/01/19)	1,975	2,341,362
5.25%, 08/01/32	(AGM)	745	931,243
5.25%, 04/01/34	(PR 04/01/14)	1,450	1,529,721
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,379,777
5.30%, 04/01/29	(PR 04/01/14)	495	522,487
5.50%, 04/01/19		525	653,767
5.50%, 04/01/28	(PR 04/01/14)	300	317,313
5.50%, 11/01/39	(Call 11/01/19)	2,100	2,469,495
5.50%, 03/01/40	(Call 03/01/20)	1,500	1,773,900
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,203,230
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,195,040
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,488,504
6.00%, 04/01/38	(Call 04/01/19)	1,250	1,509,100
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,880,385
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	650,499
Series A
4.00%, 07/01/16		90	99,934
4.13%, 07/01/14		365	384,133
4.40%, 07/01/18		200	235,852
4.60%, 07/01/19		360	435,499
5.00%, 07/01/15	(Call 07/01/14)	735	782,452
5.00%, 07/01/15	(PR 07/01/14)	100	106,386
5.00%, 07/01/16		500	571,690
5.00%, 07/01/18		1,125	1,361,745
5.00%, 07/01/19		1,675	2,067,134
5.00%, 07/01/20	(Call 07/01/19)	1,420	1,733,011
5.00%, 07/01/22	(Call 07/01/16)	2,490	2,813,501
5.25%, 07/01/13		3,910	3,978,046
5.25%, 07/01/13	(NPFGC)	790	803,699
5.25%, 07/01/14		700	746,459
5.25%, 07/01/14	(NPFGC-FGIC)	1,345	1,434,268

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.25%, 07/01/21	(Call 07/01/19)	$625	$767,112
Series B
5.00%, 07/01/23		1,215	1,290,208
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	(Call 01/01/20)	500	548,445
University of California Regents RB College & University Revenue
Series B
5.25%, 05/15/23	(Call 05/15/13) (AMBAC)	400	403,676
Series D
5.00%, 05/15/41	(Call 05/15/16)	120	134,102
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,224,390
5.00%, 05/15/26	(Call 05/15/22)	500	610,245
5.00%, 05/15/32	(Call 05/15/22)	725	855,007
5.00%, 05/15/37	(Call 05/15/22)	250	288,673
5.00%, 05/15/42	(Call 05/15/22)	500	572,165
Series J
4.50%, 05/15/35	(Call 05/15/15) (AGM)	2,650	2,767,368
5.00%, 05/15/14	(NPFGC)	1,260	1,333,445
University of California Regents RB Medical Center Pooled Revenue
Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	1,000	1,024,590
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17) (AMBAC)	380	435,206
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	250	296,790
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43		250	277,505

Security		Principal (000s) or Shares	Value

West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	$195	$230,759
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	120,676
William S. Hart Union High School District GO
Series A
0.00%, 08/01/33		450	169,430
Series B
0.00%, 08/01/34	(AGM)	500	183,260
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	148,895
4.00%, 08/01/38	(Call 08/01/23)	500	513,740
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	245	285,496
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	567,800
Yuba Community College District GO
Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	430	493,859

			311,425,697

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $289,574,026)			311,425,697

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Liquidity Funds — California Money Fund, Institutional Shares
0.01%[a,b]		955,972	955,972

			955,972

TOTAL SHORT-TERM INVESTMENTS
(Cost: $955,972)			955,972

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.58%
(Cost: $290,529,998)	$312,381,669
Other Assets, Less Liabilities — 0.42%	1,317,622

NET ASSETS — 100.00%	$313,699,291

COP  —  Certificates of Participation

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

Radian-IBCC  —  Radian Asset Assurance — Insured Bond Custodial Certificate

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.45%

ALABAMA — 0.17%
Alabama Federal Aid Highway Finance Authority RB Federal Grant Revenue
5.00%, 09/01/24	(Call 09/01/22)	$2,500	$3,047,275
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14		1,000	1,055,900
5.00%, 05/01/18		500	599,890
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	500	517,275
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41	(Call 01/01/21)	1,000	1,104,210

			6,324,550
ALASKA — 0.01%
City of Anchorage GO
Series B
5.25%, 12/01/16	(AMBAC)	300	351,726

			351,726
ARIZONA — 1.51%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.25%, 09/01/17	(PR 03/01/13) (NPFGC)	3,500	3,501,505
Series A-1
5.00%, 09/01/17	(Call 09/01/15) (NPFGC-FGIC)	245	271,881
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,158,440
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,680,853
5.75%, 09/01/19	(Call 09/01/18)	1,200	1,453,320

Security		Principal (000s)	Value

Arizona State University Board of Regents RB University Revenue
Series A
5.00%, 07/01/42	(Call 07/01/22)	$1,000	$1,143,450
Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/21		1,500	1,884,750
5.00%, 07/01/24	(Call 07/01/21)	935	1,135,483
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,373,860
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		700	828,324
5.00%, 07/01/24	(Call 07/01/19)	685	807,033
5.25%, 07/01/20	(Call 07/01/19)	480	594,552
Arizona Water Infrastructure Finance Authority RB Water Revenue
Series A
5.00%, 10/01/30	(Call 10/01/20)	2,600	3,151,174
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	500	576,077
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,885,827
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	370	376,087
5.00%, 07/01/19	(Call 07/01/14) (AMBAC)	845	898,370
5.00%, 07/01/41	(Call 07/01/15) (NPFGC-FGIC)	3,250	3,449,192
Phoenix Civic Improvement Corp. RB Special Assessment
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	912,464

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25	(Call 07/01/15) (NPFGC)	$1,800	$1,954,728
5.00%, 07/01/19	(Call 07/01/15) (NPFGC)	500	552,375
Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,120,610
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 12/01/26	(Call 12/01/21)	1,000	1,213,220
5.00%, 01/01/27	(Call 01/01/18)	1,800	2,074,014
5.00%, 12/01/28	(Call 12/01/21)	1,000	1,201,610
5.00%, 12/01/31	(Call 06/01/22)	3,500	4,177,565
5.00%, 01/01/38	(Call 01/01/18)	8,265	9,411,769
Series B
4.00%, 01/01/16		1,250	1,372,538
4.00%, 01/01/18		1,225	1,405,136
5.00%, 12/01/19		500	620,885
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18	(AGM)	200	237,196
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,134,780
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	429,007

			54,988,075
ARKANSAS — 0.05%
State of Arkansas GO
4.00%, 08/01/14		725	763,809
5.00%, 08/01/14		1,050	1,121,138

			1,884,947
CALIFORNIA — 22.34%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	250	244,433

Security		Principal (000s)	Value

Allan Hancock Joint Community College District GO
0.00%, 08/01/47	(Call 08/01/40)	$1,000	$397,620
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)	2,000	626,220
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32	(AGM)	3,040	1,182,317
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	870	918,978
Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15		500	548,410
5.00%, 04/01/17	(PR 04/01/16)	150	170,906
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,139,370
5.00%, 04/01/21	(PR 04/01/16)	250	284,843
5.00%, 04/01/23	(PR 04/01/16)	275	313,327
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,278,740
5.00%, 04/01/26	(PR 04/01/16)	1,200	1,367,244
5.00%, 04/01/31	(PR 04/01/16)	3,100	3,532,047
Series F-1
5.00%, 04/01/25	(Call 04/01/22)	1,500	1,830,525
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,212,580
5.00%, 04/01/28	(Call 04/01/22)	2,425	2,899,616
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,370,380
5.00%, 04/01/34	(Call 04/01/18)	500	563,865
5.13%, 04/01/39	(Call 04/01/19)	825	937,901
5.63%, 04/01/44	(Call 04/01/19)	1,295	1,496,981
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,812,304
Bay Area Water Supply & Conservation Agency RB Water Revenue
Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,773,855

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39		$120	$158,738
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(AGM)	2,845	3,674,090
5.00%, 07/01/24	(FGIC)	2,500	3,279,850
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	3,600	4,816,188
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,337,830
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	668,915
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	470	630,768
5.25%, 07/01/21	(PR 07/01/13) (AGM)	1,550	1,576,985
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/14	(NPFGC-FGIC)	3,135	3,274,131
5.00%, 02/01/15	(NPFGC-FGIC)	855	931,813
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22	(Call 05/01/18)	4,700	5,599,204
Series K
5.00%, 05/01/18		3,715	4,486,977
Series L
4.00%, 05/01/15		100	107,804
5.00%, 05/01/14		2,705	2,856,318
5.00%, 05/01/15		1,000	1,099,670
5.00%, 05/01/16		1,000	1,137,590
5.00%, 05/01/17		2,485	2,922,087
5.00%, 05/01/18		1,100	1,328,580
5.00%, 05/01/19		1,815	2,238,512

Security		Principal (000s)	Value

5.00%, 05/01/20		$2,500	$3,134,975
5.00%, 05/01/21	(Call 05/01/20)	1,000	1,239,830
5.00%, 05/01/22	(Call 05/01/20)	950	1,171,721
Series M
4.00%, 05/01/13		1,000	1,006,710
4.00%, 05/01/14		1,600	1,670,736
4.00%, 05/01/16		1,500	1,659,300
4.00%, 05/01/19		1,275	1,496,557
5.00%, 05/01/13		5,195	5,238,950
5.00%, 05/01/14		1,750	1,847,895
5.00%, 05/01/15		1,000	1,099,670
Series N
5.00%, 05/01/13		1,000	1,008,460
5.00%, 05/01/20		2,500	3,134,975
California State Department of Water Resources RB Water Revenue
Series AC
5.00%, 12/01/15	(PR 12/01/14) (NPFGC)	965	1,044,738
Series AE
5.00%, 12/01/24	(Call 06/01/18)	650	776,113
5.00%, 12/01/27	(Call 06/01/18)	500	593,135
5.00%, 12/01/28	(Call 06/01/18)	695	821,747
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,772,085
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	1,445	1,697,629
Series G-4
5.00%, 05/01/16		1,250	1,421,987
California State Public Works Board RB Lease Abatement
Series A
5.00%, 12/01/19	(AMBAC)	20	22,648
5.00%, 04/01/20		500	601,825
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,288,780
5.00%, 04/01/37	(Call 04/01/22)	1,450	1,590,838
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,082,403
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,224,100
Series C
4.00%, 06/01/28	(Call 06/01/22)	1,000	1,066,110

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series G
5.00%, 11/01/37	(Call 11/01/22)	$2,175	$2,397,502
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,384,903
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	738,360
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(Call 06/01/14)	580	605,050
5.25%, 06/01/30	(Call 06/01/15)	2,100	2,211,279
Series C
5.25%, 06/01/28	(PR 12/01/13)	1,570	1,628,608
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,787,415
5.00%, 12/01/31	(Call 12/01/21)	750	848,085
Series G
5.00%, 12/01/31	(Call 12/01/21)	1,400	1,660,400
Series J
5.25%, 01/01/16	(AMBAC)	1,350	1,520,478
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,500	1,647,585
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,525,887
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	1,365	1,469,887
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,115,510
5.25%, 11/01/34	(Call 05/01/19)	500	569,305
5.25%, 11/01/38	(Call 05/01/19)	2,500	2,816,325
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		2,230	2,255,310
5.00%, 06/15/13		8,670	8,794,154
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	621,800

Security		Principal (000s)	Value

Chabot-Las Positas Community College District GO
5.00%, 08/01/31		$1,200	$1,399,428
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	5,145	5,708,995
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	194,330
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	93,550
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	147,425
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	500	558,825
City & County of San Francisco GO
Series R1
5.00%, 06/15/21		2,025	2,557,393
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,257,950
City of Bakersfield RB Sewer Revenue
Series A
5.00%, 09/15/32	(Call 09/15/17) (AGM)	3,550	3,986,934
City of Los Angeles GO
Series B
5.00%, 09/01/19		1,000	1,233,200
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/34	(Call 06/01/15) (NPFGC)	4,000	4,348,160
5.00%, 06/01/39	(Call 06/01/19)	500	556,415
Series B
5.00%, 06/01/23		1,000	1,277,280
5.00%, 06/01/32	(Call 06/01/22)	2,000	2,347,660
City of Redding COP Electric Power & Light Revenues
Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,129,080

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	$1,390	$1,466,811
Series D
5.00%, 03/01/28	(Call 03/01/14) (NPFGC)	800	830,808
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	(Call 08/01/19)	105	119,064
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,259,969
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,471,750
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	2,018,447
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	898,448
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	343,340
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,759,595
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	1,000	1,059,530
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/32	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,139,040
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	1,100	1,194,204

Security		Principal (000s)	Value

5.00%, 06/01/36	(Call 06/01/20)	$2,000	$2,335,720
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	275	313,481
Series B
5.00%, 06/01/16		500	572,625
5.00%, 06/01/23		2,600	3,358,316
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/35	(Call 07/01/18)	500	557,580
El Camino Community College District GO
Series C
0.00%, 08/01/34		1,000	408,720
Escondido Union High School District GO
Series C
0.00%, 08/01/51		1,000	152,020
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,160,820
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,147,090
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17	(Call 04/01/13) (NPFGC)	160	129,059
0.00%, 01/15/24	(Call 04/01/13)	1,000	527,040
0.00%, 01/15/30	(Call 04/01/13) (NPFGC)	435	159,093
5.75%, 01/15/40	(Call 04/01/13)	3,000	3,001,320
Series A
0.00%, 01/01/15		500	495,605
0.00%, 01/01/20		1,355	1,229,974
0.00%, 01/01/23		500	404,710
0.00%, 01/01/25		1,600	1,197,792
0.00%, 01/01/26		1,500	1,080,615
0.00%, 01/01/28		4,250	2,829,480
0.00%, 01/01/30		1,000	617,810

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	$2,000	$715,500
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,735,335
Los Angeles Community College District GO
Series A
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	2,000	2,312,900
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	1,210	1,372,757
6.00%, 08/01/33	(Call 08/01/19)	1,000	1,249,260
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	1,500	1,721,625
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	2,000	2,287,580
5.13%, 08/15/22	(Call 08/15/18)	1,050	1,186,217
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14		5,490	5,842,897
5.00%, 07/01/15		900	996,840
5.00%, 07/01/17		200	236,948
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,251,200
Los Angeles County Public Works Financing Authority RB Lease Abatement
4.00%, 08/01/37	(Call 08/01/22)	1,000	1,016,010
5.00%, 08/01/42	(Call 08/01/22)	1,000	1,122,930
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	1,200	1,308,336
Series A
5.00%, 10/01/20	(District GO)	1,000	1,255,710

Security		Principal (000s)	Value

Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/40	(Call 05/15/20)	$3,700	$4,176,634
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,131,490
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	583,465
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,339,120
Series D
5.25%, 05/15/33	(Call 05/15/20)	1,000	1,168,230
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13		3,000	3,039,540
5.00%, 07/01/14		1,000	1,064,280
5.00%, 07/01/16		500	573,570
5.00%, 07/01/21		1,285	1,613,459
5.00%, 07/01/22	(Call 07/01/21)	500	624,720
5.00%, 07/01/30	(Call 07/01/13)	1,400	1,420,734
Series A-1
5.00%, 07/01/13		1,400	1,423,226
5.25%, 07/01/38	(Call 07/01/18)	5,825	6,766,611
Series B
5.00%, 07/01/43	(Call 07/01/22)	3,950	4,551,032
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,983,212
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/43	(Call 07/01/22)	1,500	1,728,240
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	2,020,158
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	1,200	1,350,516
Series B
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,168,060
5.00%, 07/01/43	(Call 07/01/22)	1,500	1,728,240

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series B1
4.75%, 08/01/37	(PR 08/01/14) (NPFGC-FGIC)	$10	$10,630
4.75%, 08/01/37	(Call 08/01/14) (NPFGC-FGIC)	285	298,592
Los Angeles Unified School District GO
5.75%, 07/01/13	(NPFGC)	585	596,103
Series A
5.00%, 07/01/13	(NPFGC)	875	889,490
5.00%, 07/01/17	(Call 07/01/16) (NPFGC)	1,000	1,148,040
5.00%, 07/01/21	(PR 07/01/13) (AGM)	500	508,280
5.00%, 07/01/22	(PR 07/01/13) (AGM)	6,135	6,236,596
5.00%, 07/01/23	(PR 07/01/13) (AGM)	1,300	1,321,658
5.00%, 07/01/24	(PR 07/01/13) (AGM)	1,000	1,016,560
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	4,360	4,432,202
5.25%, 07/01/14	(PR 07/01/13) (NPFGC)	900	915,669
5.25%, 07/01/20	(PR 07/01/13) (AGM)	2,075	2,111,126
5.38%, 07/01/18	(PR 07/01/13)	880	895,699
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,700	3,074,706
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,000	1,136,050
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,269,170
Series A-2
4.00%, 07/01/14		1,000	1,049,640
5.00%, 07/01/21		1,000	1,259,160
Series B
4.75%, 07/01/19	(Call 07/01/16)	1,100	1,238,941
5.00%, 07/01/16	(AGM)	600	687,312

Security		Principal (000s)	Value

5.00%, 07/01/22	(Call 07/01/16) (FGIC)	$950	$1,073,424
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	563,555
Series D
5.00%, 01/01/34	(Call 07/01/19)	250	281,688
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,193,750
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	7,004,025
Series F
5.00%, 07/01/15	(PR 07/01/13) (AGM)	500	508,280
5.00%, 01/01/28	(PR 07/01/13) (FGIC)	700	711,592
Series I
5.00%, 07/01/14		400	425,208
5.00%, 07/01/27	(Call 07/01/19)	3,000	3,507,600
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	357,354
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	108,263
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	186,315
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		2,500	2,970,075
Series A
5.00%, 10/01/29	(Call 04/01/22)	800	970,432
Series C
5.00%, 10/01/26	(Call 10/01/21)	1,000	1,223,790
5.00%, 10/01/27		2,500	3,281,700
5.00%, 07/01/35	(Call 07/01/16)	2,400	2,686,920

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series G
5.00%, 07/01/28	(Call 07/01/22)	$500	$611,945
Modesto Irrigation District COP Lease Revenue
Series A
6.00%, 10/01/39	(Call 04/01/19)	500	582,625
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,130	1,532,791
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	1,980,160
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	504,375
0.00%, 08/01/41	(Call 08/01/21)	520	96,268
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,133,950
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	563,150
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	1,000	454,170
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	500	544,305
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	661,894
Poway Unified School District GO
0.00%, 08/01/33		1,000	400,540
0.00%, 08/01/41		1,500	393,225
0.00%, 08/01/46		4,250	872,058
0.00%, 08/01/51		1,250	193,113

Security		Principal (000s)	Value

Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	$560	$381,623
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	440	528,814
Series A
4.75%, 05/01/23	(Call 04/01/13) (AMBAC)	180	180,175
5.40%, 11/01/20	(AMBAC)	500	575,555
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/35	(Call 08/01/15) (NPFGC)	775	845,525
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	3,875	4,454,080
Series X
5.00%, 08/15/20		500	615,475
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,201,040
Sacramento Municipal Utility District RB Water Revenue
5.13%, 07/01/29	(Call 07/01/16) (NPFGC)	1,000	1,089,660
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	120	141,662
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	1,043,496
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,580,105
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,438,400

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/42	(Call 04/01/22)	$1,000	$1,146,090
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,851,650
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	4,311,138
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,185,290
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,135,140
Series B
5.00%, 05/15/13		1,155	1,166,977
5.00%, 05/15/18		1,000	1,205,300
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,428,340
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	700	819,567
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,711,260
San Diego Unified School District GO
0.00%, 07/01/30		1,300	630,123
0.00%, 07/01/35		1,710	628,169
0.00%, 07/01/37		700	229,565
0.00%, 07/01/43		1,180	287,955
0.00%, 07/01/44		1,800	419,058
Series C
0.00%, 07/01/46		275	58,506
0.00%, 07/01/48	(Call 07/01/40)	1,500	786,975
Series D-1
5.50%, 07/01/17	(NPFGC)	105	122,901

Security		Principal (000s)	Value

Series D-2
4.75%, 07/01/27	(Call 07/01/15) (AGM)	$3,095	$3,337,524
Series E
0.00%, 07/01/47	(Call 07/01/42)	1,000	446,690
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,301,508
Series R-1
0.00%, 07/01/31		2,000	921,460
San Francisco Bay Area Rapid Transit District GO
Series B
5.00%, 08/01/32	(Call 08/01/17)	1,400	1,604,358
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,170,730
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,203,170
5.00%, 05/01/28	(Call 05/01/22)	1,500	1,773,315
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,142,660
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,783,680
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	558,290
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.75%, 11/01/36	(Call 05/01/16) (AGM)	2,000	2,195,660
5.00%, 11/01/30	(Call 11/01/21)	500	600,815
5.00%, 11/01/32	(Call 11/01/21)	2,000	2,375,700
5.00%, 11/01/35	(Call 05/01/22)	3,000	3,477,240
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,151,540
5.00%, 11/01/41	(Call 11/01/21)	1,750	2,019,850

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series B
4.00%, 10/01/39	(Call 10/01/22)	$1,500	$1,554,435
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,131,040
San Joaquin County Transportation Authority RB Sales Tax Revenue
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	593,095
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/19		980	916,506
0.00%, 01/01/20		500	453,865
0.00%, 01/01/25		2,100	1,566,579
0.00%, 01/01/27		1,075	743,664
San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/27	(Call 04/01/13) (AMBAC)	1,000	1,005,660
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	93,505
0.00%, 08/01/51		1,500	221,955
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	3,000	3,380,130
5.00%, 09/01/38	(Call 09/01/16)	1,700	1,915,407
Series C
0.00%, 09/01/30	(NPFGC)	1,190	611,410
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/33	(Call 07/15/18)	750	851,565
San Mateo Union High School District GO
0.00%, 09/01/33		500	268,065
0.00%, 09/01/41	(Call 09/01/36)	460	248,524
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	582,255

Security		Principal (000s)	Value

San Mateo-Foster City School Facilities Financing Authority RB Miscellaneous Revenue
4.50%, 08/15/15	(AGM)	$100	$109,972
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/36		2,500	859,350
Santa Clara County Financing Authority RB Lease Abatement
Series L
5.25%, 05/15/36	(Call 05/15/18)	500	568,490
Santa Clara County GO
4.00%, 08/01/39		2,250	2,356,177
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,400	1,588,664
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	490,110
6.75%, 07/01/13		1,200	1,225,140
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	2,000	2,451,360
5.00%, 07/01/30	(Call 07/01/20)	1,750	2,049,040
Series A
5.00%, 07/01/18		1,500	1,809,570
Series A-2003-1
5.00%, 07/01/33	(PR 07/01/13) (AMBAC)	625	635,350
State of California GO
3.00%, 09/01/13		500	507,125
3.20%, 04/01/13		300	300,831
3.50%, 10/01/17		1,000	1,118,460
4.00%, 04/01/13		1,750	1,756,125
4.00%, 09/01/13	(NPFGC)	800	815,464
4.00%, 11/01/13		1,000	1,025,640
4.00%, 09/01/14	(NPFGC)	600	633,534
4.00%, 08/01/15		600	652,194

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

4.00%, 09/01/17		$295	$336,017
4.00%, 09/01/20		500	584,195
4.25%, 04/01/16		1,000	1,112,710
4.50%, 08/01/26	(Call 02/01/17)	1,650	1,799,721
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,183,140
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,245,130
4.75%, 04/01/18		280	331,430
5.00%, 03/01/13		2,360	2,360,944
5.00%, 05/01/13		1,800	1,815,174
5.00%, 11/01/13		1,000	1,032,380
5.00%, 02/01/14		605	631,705
5.00%, 03/01/14		1,600	1,676,816
5.00%, 03/01/14	(NPFGC-FGIC)	165	172,922
5.00%, 05/01/14		1,125	1,187,651
5.00%, 08/01/14		660	704,299
5.00%, 11/01/14		500	539,260
5.00%, 03/01/15		500	546,530
5.00%, 04/01/15		2,500	2,741,775
5.00%, 09/01/15		480	535,003
5.00%, 11/01/15		1,500	1,682,250
5.00%, 12/01/15	(Call 06/01/14)	380	413,968
5.00%, 02/01/16		3,320	3,748,180
5.00%, 03/01/16		2,845	3,221,479
5.00%, 04/01/16		600	681,396
5.00%, 05/01/16	(Call 05/01/15)	300	329,214
5.00%, 08/01/16		200	229,758
5.00%, 09/01/16		1,000	1,152,000
5.00%, 10/01/16		850	981,937
5.00%, 11/01/16	(AMBAC)	345	399,655
5.00%, 12/01/16		200	232,320
5.00%, 03/01/17	(Call 03/01/15)	2,900	3,158,564
5.00%, 04/01/17		725	847,743
5.00%, 05/01/17	(Call 05/01/15)	550	602,927
5.00%, 06/01/17	(Call 06/01/15)	4,750	5,223,812
5.00%, 06/01/17	(XLCA)	300	352,479
5.00%, 03/01/18		400	477,452
5.00%, 04/01/18		2,650	3,169,506
5.00%, 05/01/18	(Call 05/01/15)	1,620	1,773,673
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	1,000	1,169,480
5.00%, 08/01/18	(Call 02/01/17)	295	341,563

Security		Principal (000s)	Value

5.00%, 10/01/18		$3,400	$4,114,510
5.00%, 03/01/19	(Call 03/01/15)	6,125	6,647,891
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,359,024
5.00%, 09/01/19		500	612,155
5.00%, 10/01/19		1,000	1,225,910
5.00%, 09/01/20		1,500	1,858,260
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	500	589,315
5.00%, 12/01/20	(Call 12/01/16)	510	586,072
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,457,105
5.00%, 08/01/21	(Call 02/01/17)	900	1,007,489
5.00%, 10/01/21	(Call 10/01/19)	1,800	2,146,608
5.00%, 11/01/21	(Call 11/01/17)	250	293,908
5.00%, 12/01/21	(Call 12/01/16)	1,955	2,242,717
5.00%, 04/01/22		1,000	1,245,890
5.00%, 08/01/22	(Call 02/01/17)	320	367,571
5.00%, 09/01/22		1,000	1,252,010
5.00%, 12/01/22	(Call 12/01/16)	1,750	2,001,965
5.00%, 06/01/23	(Call 12/01/14) (AMBAC)	1,000	1,079,910
5.00%, 08/01/23	(Call 02/01/17)	340	388,572
5.00%, 09/01/23	(Call 09/01/22)	5,000	6,187,000
5.00%, 10/01/23	(Call 04/01/13)	280	281,128
5.00%, 02/01/24	(Call 08/01/13)	3,505	3,572,717
5.00%, 03/01/24	(Call 03/01/16)	1,000	1,113,270
5.00%, 08/01/24	(Call 02/01/17)	750	857,145
5.00%, 12/01/24	(Call 12/01/16)	2,420	2,766,589
5.00%, 02/01/25	(Call 08/01/13)	1,500	1,527,795
5.00%, 04/01/25	(Call 04/01/18)	1,050	1,209,275
5.00%, 08/01/25	(Call 02/01/17)	2,850	3,248,914
5.00%, 08/01/25	(Call 08/01/15) (AGM)	1,000	1,094,050
5.00%, 11/01/25	(Call 11/01/20)	500	597,500
5.00%, 12/01/25	(Call 12/01/16)	4,000	4,537,920
5.00%, 02/01/26	(Call 02/01/22)	2,000	2,383,080
5.00%, 11/01/26	(Call 11/01/17)	625	722,106
5.00%, 12/01/26	(Call 12/01/16)	1,250	1,414,662
5.00%, 02/01/27	(AMBAC)	550	698,203
5.00%, 05/01/27	(Call 05/01/15)	500	542,545
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,281,100

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 08/01/27	(Call 08/01/15) (AGM)	$1,000	$1,094,120
5.00%, 03/01/28	(Call 03/01/16)	1,250	1,375,075
5.00%, 08/01/28	(Call 08/01/18)	250	289,533
5.00%, 09/01/28	(Call 09/01/18)	1,000	1,158,790
5.00%, 10/01/29	(Call 10/01/19)	13,185	15,385,708
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,324,720
5.00%, 04/01/31	(PR 04/01/14) (AMBAC)	1,450	1,525,777
5.00%, 02/01/32	(Call 08/01/13)	2,790	3,135,708
5.00%, 02/01/32	(PR 08/01/13)	335	341,894
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,387,957
5.00%, 11/01/32	(Call 11/01/17)	6,505	7,308,823
5.00%, 02/01/33	(Call 08/01/13)	3,530	3,997,911
5.00%, 08/01/33	(Call 08/01/15)	650	704,425
5.00%, 09/01/35	(Call 09/01/16)	580	642,628
5.00%, 06/01/37	(Call 06/01/17)	5,250	5,765,707
5.00%, 11/01/37	(Call 11/01/17)	6,100	6,754,469
5.00%, 12/01/37	(Call 12/01/17)	4,815	5,340,268
5.00%, 04/01/38	(Call 04/01/18)	2,835	3,153,172
5.00%, 09/01/41	(Call 09/01/21)	3,000	3,361,470
5.00%, 10/01/41	(Call 10/01/21)	3,750	4,205,550
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,253,400
5.00%, 09/01/42	(Call 09/01/22)	2,500	2,829,175
5.13%, 03/01/25	(Call 03/01/18)	560	647,080
5.13%, 02/01/28	(PR 02/01/14)	1,200	1,254,564
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,368,920
5.25%, 02/01/14	(PR 08/01/13)	170	173,681
5.25%, 02/01/14	(Call 08/01/13)	5	5,107
5.25%, 11/01/16	(PR 11/01/13)	540	558,446
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,422,230
5.25%, 10/01/21	(Call 10/01/19)	1,000	1,207,990
5.25%, 09/01/22		300	382,047
5.25%, 10/01/22		1,090	1,389,576
5.25%, 02/01/23		250	318,698
5.25%, 09/01/23	(Call 09/01/21)	4,390	5,397,022
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,435,780
5.25%, 09/01/25	(Call 09/01/21)	250	302,038
5.25%, 10/01/29	(Call 10/01/19)	3,400	4,030,700
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,193,150
5.25%, 03/01/30	(Call 03/01/20)	500	590,005

Security		Principal (000s)	Value

5.25%, 08/01/32	(AGM)	$2,955	$3,693,720
5.25%, 04/01/34	(PR 04/01/14)	1,000	1,054,980
5.25%, 04/01/35	(Call 04/01/22)	1,000	1,173,500
5.25%, 03/01/38	(Call 03/01/18)	5,750	6,469,842
5.50%, 04/01/18		2,815	3,436,496
5.50%, 04/01/19		155	193,017
5.50%, 04/01/21	(Call 04/01/19)	315	392,824
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,468,640
5.50%, 08/01/30	(Call 08/01/18)	485	567,227
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,186,720
5.50%, 11/01/39	(Call 11/01/19)	1,490	1,752,165
5.50%, 03/01/40	(Call 03/01/20)	2,000	2,365,200
5.60%, 03/01/36	(Call 03/01/20)	595	715,785
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,208,180
5.75%, 04/01/28	(Call 04/01/19)	1,700	2,047,650
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,629,088
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,240,420
6.00%, 04/01/35	(Call 04/01/19)	430	521,852
6.00%, 11/01/35	(Call 11/01/19)	235	289,656
6.00%, 04/01/38	(Call 04/01/19)	16,350	19,739,028
6.00%, 11/01/39	(Call 11/01/19)	5,500	6,721,880
6.50%, 04/01/33	(Call 04/01/19)	6,570	8,236,086
Series A
4.25%, 07/01/17		1,080	1,241,417
4.60%, 07/01/19		2,000	2,419,440
5.00%, 07/01/15	(PR 07/01/14)	1,050	1,117,053
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	600	638,568
5.00%, 07/01/17		625	738,400
5.00%, 07/01/18		4,250	5,144,370
5.00%, 07/01/19		1,245	1,536,467
5.00%, 07/01/20	(Call 07/01/19)	2,930	3,575,860
5.00%, 07/01/22	(Call 07/01/16)	5,315	6,005,525
5.25%, 07/01/13		2,150	2,187,281
5.25%, 07/01/13	(NPFGC)	5,045	5,132,755
5.25%, 07/01/14		5,330	5,685,589
5.25%, 07/01/14	(NPFGC-FGIC)	5,910	6,302,247
5.25%, 07/01/21	(Call 07/01/19)	2,000	2,454,760
Series B
5.00%, 07/01/23		1,800	1,911,420

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	(Call 01/01/20)	$2,000	$2,193,780
University of California Regents RB College & University Revenue
Series D
5.00%, 05/15/37	(Call 05/15/16) (NPFGC-FGIC)	1,885	2,106,525
5.00%, 05/15/41	(Call 05/15/16) (NPFGC-FGIC)	250	279,380
Series G
4.75%, 05/15/35	(Call 05/15/13) (NPFGC-FGIC)	460	467,815
5.00%, 05/15/27	(Call 05/15/22)	1,900	2,301,907
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,206,400
5.00%, 05/15/37	(Call 05/15/22)	1,000	1,154,690
5.00%, 05/15/42	(Call 05/15/22)	1,500	1,716,495
Series J
4.50%, 05/15/26	(Call 05/15/15) (AGM)	1,500	1,619,070
4.50%, 05/15/31	(Call 05/15/15) (AGM)	2,000	2,096,960
4.50%, 05/15/35	(Call 05/15/15) (AGM)	1,220	1,274,034
5.00%, 05/15/14	(NPFGC)	1,650	1,746,174
Series Q
5.00%, 05/15/21	(Call 05/15/17)	300	354,648
University of California Regents RB Medical Center Pooled Revenue
Series A
4.75%, 05/15/31	(Call 05/15/15) (NPFGC)	1,250	1,348,687
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	905	1,074,380
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43		1,000	1,110,020

Security		Principal (000s)	Value

Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	$500	$150,845
William S. Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	500	183,260
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	446,685
4.00%, 08/01/38	(Call 08/01/23)	4,000	4,109,920
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	1,000	1,165,290

			812,025,005
COLORADO — 1.07%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,214,710
5.25%, 11/15/36	(Call 11/15/19)	200	227,562
Series B
4.00%, 11/15/43	(Call 11/15/22)	1,550	1,583,775
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,721,606
5.00%, 11/15/43	(Call 11/15/22)	250	285,735
City of Aurora RB Water Revenue
Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,142,740
Colorado Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 12/15/15	(NPFGC-FGIC)	5,310	5,977,945
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13		1,150	1,168,170

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23	(Call 11/01/18)	$500	$596,340
Colorado State University Board of Governors RB Enterprise Revenue
Series A
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	572,900
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	540	717,611
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	965,350
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,390,320
E-470 Public Highway Authority RB Highway Revenue Tolls
Series A
0.00%, 09/01/40		850	220,312
0.00%, 09/01/41		1,000	245,410
Series B
0.00%, 09/01/16	(NPFGC)	765	704,871
0.00%, 09/01/19	(NPFGC)	435	359,675
0.00%, 09/01/20	(NPFGC)	715	563,484
0.00%, 09/01/23	(NPFGC)	165	111,553
0.00%, 09/01/24	(NPFGC)	1,165	745,251
0.00%, 09/01/29	(NPFGC)	2,500	1,201,125
Jefferson County School District No. R-1 GO
5.00%, 12/15/18	(SAW)	500	608,780
5.00%, 12/15/22	(PR 12/15/14) (AGM)	3,535	3,834,096
5.00%, 12/15/24	(PR 12/15/14) (AGM)	540	585,689
Regional Transportation District COP Lease Renewal
Series A
5.38%, 06/01/31	(Call 06/01/20)	500	570,435

Security		Principal (000s)	Value

Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	$3,475	$3,694,412
5.00%, 11/01/28	(Call 11/01/22)	4,000	4,820,200
State of Colorado Building Excellent Schools Today COP Lease Revenue
Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,138,200

			38,968,257
CONNECTICUT — 0.81%
State of Connecticut GO
Series A
5.00%, 01/01/14		5,570	5,794,694
5.00%, 01/01/15		1,000	1,084,510
5.00%, 01/01/16		1,000	1,124,690
5.00%, 02/15/25	(Call 02/15/19)	2,660	3,110,577
Series B
5.00%, 05/01/15		1,000	1,098,680
5.00%, 05/01/16		500	568,690
5.00%, 05/15/21		1,000	1,252,400
5.25%, 06/01/20	(AMBAC)	790	992,872
Series C
5.00%, 12/01/15		500	561,775
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,246,150
5.50%, 12/15/13		1,000	1,042,370
5.50%, 12/15/15		275	313,253
Series D
5.00%, 01/01/14		1,000	1,040,340
5.00%, 11/01/19		1,000	1,234,730
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,360,360
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	561,675
5.00%, 12/15/16		1,500	1,742,670
5.00%, 12/15/18	(Call 12/15/16)	230	267,078
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/17		500	583,535
5.00%, 02/01/19		1,000	1,219,640

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

State of Connecticut ST Special Tax Revenue
Series A
5.00%, 01/01/29	(Call 01/01/23)	$2,000	$2,397,080

			29,597,769
DELAWARE — 0.02%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		500	580,085

			580,085
DISTRICT OF COLUMBIA — 0.88%
District of Columbia GO
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,802,680
Series C
5.00%, 06/01/16	(AGM)	1,000	1,135,670
District of Columbia RB College & University Revenue
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,128,180
Series A
4.50%, 04/01/42	(Call 04/01/17) (AMBAC)	1,100	1,127,049
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,195,230
5.00%, 12/01/26	(Call 06/01/20)	500	595,720
5.00%, 12/01/27	(Call 06/01/20)	500	592,730
5.00%, 12/01/31	(Call 06/01/20)	500	582,845
Series C
5.00%, 12/01/13		1,000	1,037,040
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,244,060
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,420,880
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,181,060
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,886,650
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,671,427

Security		Principal (000s)	Value

Series B
5.00%, 12/01/25	(Call 12/01/19)	$400	$483,360
District of Columbia RB Recreational Revenue Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	1,036,540
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,180,210
6.00%, 10/01/35	(Call 10/01/18)	500	607,365
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33	(PR 10/01/13) (NPFGC-FGIC)	2,815	2,894,693
5.50%, 10/01/23	(AGM)	240	307,226
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37		4,000	1,073,760
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,413,587
Metropolitan Washington Airports Authority RB Port Airport & Marina Revenue Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,137,770
Washington D.C. Convention Center Authority RB Miscellaneous Taxes
Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	203,710

			31,939,442
FLORIDA — 3.66%
Broward County RB Port Airport & Marina Revenue
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,793,126
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	1,000	1,113,530

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Broward County RB Water & Sewer Utility Revenue Series A
5.25%, 10/01/34	(Call 10/01/18)	$500	$580,955
Broward County School Board COP Lease Renewal
Series A
5.00%, 07/01/21		1,000	1,209,330
City of Cape Coral RB Water Revenue
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,115,160
City of Clearwater RB Water & Sewer Revenue
Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,137,980
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,250	1,398,962
City of Tallahassee RB Water Revenue
5.00%, 10/01/37	(Call 10/01/17)	1,750	1,986,600
County of Hillsborough School Board COP Lease Appropriation
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,938,025
County of Miami-Dade GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,113,440
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,167,300
County of Miami-Dade RB Hotel Occupancy Tax
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,152,990
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,627,132
County of Miami-Dade RB Miscellaneous Revenue
Series B
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	1,125	1,220,569

Security		Principal (000s)	Value

County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/29	(Call 10/01/20)	$3,000	$3,404,580
5.38%, 10/01/35	(Call 10/01/20)	1,000	1,143,000
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,546,040
Series B
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,117,580
County of Miami-Dade RB Water & Sewer Revenue
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,883,590
Series B
5.00%, 10/01/14	(AGM)	500	535,750
Series C
5.38%, 10/01/24	(Call 10/01/18)	2,500	2,992,325
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,375,600
County of Seminole RB Water Revenue
5.00%, 10/01/31	(Call 10/01/16)	3,100	3,425,810
5.00%, 10/01/36	(Call 10/01/16)	2,020	2,244,180
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		500	526,425
5.00%, 07/01/14		2,000	2,125,760
5.00%, 07/01/15		2,035	2,241,634
5.00%, 07/01/16		2,040	2,313,258
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	501,691
5.25%, 10/01/19		1,000	1,228,520
5.25%, 10/01/21	(Call 10/01/18)	180	214,888
Florida State Board of Education GO
Series A
5.00%, 01/01/15		2,865	3,109,900
5.00%, 06/01/16		3,060	3,496,754
5.00%, 06/01/18		500	603,675

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 06/01/21	(Call 06/01/20)	$500	$617,665
5.00%, 06/01/34	(Call 06/01/14)	1,000	1,059,480
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,799,070
5.00%, 06/01/25	(Call 06/01/15) (GTD)	1,455	1,611,020
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,220,430
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,326,580
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,527,636
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,000	1,170,030
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/20		1,000	1,229,160
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13		3,500	3,557,680
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,141,390
Series C
5.00%, 07/01/33	(Call 07/01/13)	1,000	1,026,380
Florida State Department of Transportation RB Transit Revenue
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	388,682
JEA Electric System RB Electric Revenue
Series 3-D-2
5.00%, 10/01/38	(Call 04/01/20)	1,000	1,118,750
Series Three-B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,268,500

Security		Principal (000s)	Value

JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 21
5.00%, 10/01/20	(Call 04/01/15) (NPFGC)	$500	$547,230
Series 23
5.00%, 10/01/14		1,200	1,289,424
5.00%, 10/01/15		200	223,156
5.00%, 10/01/18		500	603,055
JEA Water & Sewer System RB Water Revenue
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,160,640
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,083,130
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,091,015
5.00%, 07/01/40	(Call 07/01/20)	2,000	2,183,180
Miami-Dade County School Board COP Lease Appropriation
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,043,090
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	3,034,616
Series B
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,571,300
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/42	(Call 07/01/22)	2,000	2,247,380
Orange County School Board COP Lease Appropriation
Series A
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,500	2,827,175

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Orlando Utilities Commission RB Multiple Utility Revenue
5.00%, 10/01/18	(Call 10/01/16)	$1,500	$1,731,720
Orlando Utilities Commission RB Water Revenue
Series A
5.00%, 10/01/22		1,000	1,263,620
5.00%, 10/01/25		1,500	1,936,740
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	588,305
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/22		500	619,770
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,233,800
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,769,825
Series B
5.00%, 07/01/35	(PR 07/01/13) (AMBAC)	1,000	1,016,210
Palm Beach County School District COP Lease Appropriation
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	325,233
Palm Beach County School District COP Lease Renewal
Series E
5.00%, 08/01/32	(Call 08/01/17) (NPFGC)	500	561,140
Palm Beach County Solid Waste Authority RB Resource Recovery Revenue
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,194,920
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,315,408
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	275,627
State of Florida GO
Series A
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,145,410
Series F
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,186,280

Security		Principal (000s)	Value

Tampa Bay Water RB Water Revenue
5.00%, 10/01/38	(Call 10/01/18)	$2,000	$2,280,120
Series A
5.00%, 10/01/16		500	576,315
Series B
5.00%, 10/01/19		1,000	1,230,870
Tampa-Hillsborough County Expressway Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/37	(Call 07/01/22)	2,000	2,254,180

			133,058,396
GEORGIA — 2.27%
Augusta Georgia RB Water & Sewer Revenue
5.25%, 10/01/39	(Call 10/01/14) (AGM)	1,900	2,025,989
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21		1,000	1,224,830
Series B
5.00%, 01/01/18		685	809,903
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,200,820
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,522,352
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,123,690
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,122,911
City of Atlanta RB Water & Wastewater Revenue
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	562,110
5.50%, 11/01/18	(NPFGC-FGIC)	100	122,965
6.00%, 11/01/26	(Call 11/01/19)	1,000	1,232,090
6.00%, 11/01/27	(Call 11/01/19)	1,000	1,226,520
6.00%, 11/01/28	(Call 11/01/19)	2,320	2,837,012
6.25%, 11/01/39	(Call 11/01/19)	2,750	3,317,352
County of DeKalb RB Water & Sewerage Revenue
Series A
5.00%, 10/01/35	(Call 10/01/13)	1,000	1,022,530

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	$2,190	$2,747,793
County of Fulton RB Water Revenue
5.00%, 01/01/35	(Call 01/01/14) (NPFGC-FGIC)	1,600	1,652,384
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18	(AGM)	900	1,075,887
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	1,500	1,518,390
5.00%, 06/01/14	(NPFGC)	200	211,686
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/16		2,000	2,271,540
5.00%, 06/01/19		1,100	1,336,027
Gwinnett County School District GO
Series A
4.00%, 10/01/15		1,000	1,093,400
4.00%, 10/01/16		510	572,393
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	2,425	2,798,644
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	1,092,263
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,989,336
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,171,140
5.25%, 01/01/17		500	579,680
Series D
5.75%, 01/01/19	(Call 07/01/18)	2,000	2,431,280
5.75%, 01/01/20	(Call 07/01/18)	500	605,535

Security		Principal (000s)	Value

State of Georgia GO
Series A
5.00%, 07/01/28	(Call 07/01/22)	$1,000	$1,234,300
Series B
5.00%, 07/01/15		1,000	1,108,090
5.00%, 07/01/18	(Call 07/01/15)	4,090	4,532,620
5.00%, 07/01/19	(Call 07/01/15)	1,000	1,107,470
5.00%, 01/01/20	(Call 01/01/19)	2,500	3,051,725
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,191,950
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,366,660
5.00%, 07/01/20	(Call 07/01/17)	2,000	2,347,520
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,213,150
5.50%, 07/01/14		625	669,094
5.50%, 07/01/16	(PR 07/01/14)	775	829,785
5.50%, 07/01/16	(Call 07/01/14)	3,200	3,422,848
Series E
4.00%, 07/01/13		2,500	2,532,775
5.00%, 07/01/14		2,000	2,127,720
Series E-2
4.00%, 09/01/16		1,000	1,121,200
4.50%, 09/01/15		800	882,416
Series I
5.00%, 07/01/18		825	1,005,345
5.00%, 07/01/19		1,500	1,864,125
5.00%, 07/01/20		2,600	3,276,676

			82,383,921
GUAM — 0.03%
Government of Guam RB Business Privileges Taxes
Series A
5.00%, 01/01/31	(Call 01/01/22)	1,000	1,124,510

			1,124,510
HAWAII — 1.06%
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/36	(Call 07/01/16) (NPFGC)	2,800	3,120,124
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,155,670

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

State of Hawaii GO
Series DG
5.00%, 07/01/13	(AMBAC)	$4,315	$4,386,154
5.00%, 07/01/15	(AMBAC)	2,200	2,434,542
Series DJ
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	1,000	1,159,790
Series DQ
5.00%, 06/01/22	(Call 06/01/19)	500	605,650
Series DY
5.00%, 02/01/18		1,000	1,197,500
5.00%, 02/01/19		580	708,134
Series DZ
5.00%, 12/01/20		750	939,810
5.00%, 12/01/22	(Call 12/01/21)	1,000	1,246,260
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,232,400
5.00%, 12/01/28	(Call 12/01/21)	500	600,805
5.00%, 12/01/30	(Call 12/01/21)	750	893,385
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,776,420
Series EA
5.00%, 12/01/20		500	626,540
Series EE
5.00%, 11/01/29	(Call 11/01/22)	1,300	1,576,471
Series EF
5.00%, 11/01/17		4,000	4,777,040
5.00%, 11/01/19		5,000	6,195,650
State of Hawaii RB Port Airport & Marina Revenue Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,091,719

			38,724,064
ILLINOIS — 4.56%
Chicago Board of Education COP Lease Non-Terminable Series A
6.00%, 01/01/20	(NPFGC, GO of Board)	1,000	1,167,840
Chicago Board of Education GO
Series A
5.00%, 12/01/41	(Call 12/01/21)	2,800	3,046,008
5.00%, 12/01/42	(Call 12/01/22)	2,000	2,177,020
5.50%, 12/01/26	(NPFGC-FGIC)	1,000	1,244,430

Security		Principal (000s)	Value

Series B
5.00%, 12/01/23	(Call 12/01/17) (AMBAC)	$1,000	$1,116,460
Series C
5.00%, 12/01/27	(Call 12/01/18) (AGM)	5,600	6,182,400
5.25%, 12/01/26	(Call 12/01/18)	145	161,982
Chicago Park District GO
Series C
5.25%, 01/01/40	(Call 01/01/21)	1,000	1,138,900
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	55	64,174
5.00%, 06/01/19	(Call 12/01/16) (AMBAC)	270	301,766
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	500	540,615
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,722,050
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,128,770
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,143,287
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	963,135
5.00%, 01/01/33	(Call 01/01/22)	1,750	1,950,882
5.00%, 01/01/34	(PR 01/01/14) (AGM)	3,650	3,797,241
5.00%, 01/01/40	(Call 01/01/21)	1,000	1,089,160
City of Chicago RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	552,180
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,630,170
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	560,465
5.75%, 01/01/39	(Call 01/01/21)	500	587,025

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	$1,270	$1,440,396
5.00%, 01/01/20	(Call 01/01/17) (AGM)	510	571,715
5.25%, 01/01/15	(NPFGC-FGIC)	510	554,156
5.25%, 01/01/17	(NPFGC)	1,050	1,217,759
5.25%, 01/01/18	(NPFGC)	820	976,169
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,995,285
6.50%, 01/01/41	(Call 01/01/21)	1,560	2,017,220
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,103,310
5.00%, 01/01/40	(Call 01/01/20)	610	665,992
City of Chicago RB Sales Tax Revenue
Series A
5.00%, 01/01/41	(Call 01/01/22)	2,000	2,231,180
City of Chicago RB Sewer Revenue
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,114,790
City of Chicago RB Water Revenue
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,822,925
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,155,100
County of Cook GO
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	529,585
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	566,410
5.00%, 11/15/19		500	607,730
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,724,420
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,200,820
5.25%, 11/15/28	(Call 11/15/21)	500	591,150
Series B
5.00%, 11/15/29	(PR 11/15/14) (NPFGC)	765	825,037
Series C
5.00%, 11/15/25	(Call 11/15/22)	1,250	1,478,337
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,434,275

Security		Principal (000s)	Value

Illinois Municipal Electric Agency RB Electric Power & Light Revenues
Series A
5.00%, 02/01/35	(Call 02/01/17) (NPFGC-FGIC)	$2,700	$2,910,411
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/14	(AGM)	500	519,345
5.00%, 01/01/21	(Call 07/01/15) (AGM)	1,000	1,097,600
5.00%, 01/01/22	(Call 07/01/15) (AGM)	500	548,065
5.00%, 01/01/23	(Call 07/01/15) (AGM)	1,225	1,342,759
Series A-1
5.00%, 01/01/23	(Call 07/01/16) (AGM)	50	56,444
5.00%, 01/01/24	(Call 07/01/16) (AGM)	2,700	3,040,335
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	8,013,060
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,152,890
5.00%, 01/01/31	(Call 01/01/20)	700	798,532
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	3,219,020
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	2,069,370
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,030	8,082,039
Series B
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,141,850
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/15	(NPFGC)	470	456,483
0.00%, 12/15/22	(NPFGC)	340	253,113
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,420,200

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Metropolitan Pier & Exposition Authority RB Port Airport & Marina Revenue
Series B
0.00%, 12/15/51		$10,000	$1,427,000
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,161,680
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/28	(NPFGC)	1,295	693,965
Series A
0.00%, 06/15/31	(NPFGC)	1,035	464,260
0.00%, 12/15/34	(NPFGC)	3,000	1,118,010
0.00%, 06/15/36	(NPFGC)	2,800	948,668
0.00%, 06/15/37	(NPFGC)	415	132,327
0.00%, 06/15/40	(NPFGC)	3,500	941,115
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,265,160
Series B
0.00%, 06/15/26	(AGM)	2,000	1,212,380
0.00%, 06/15/27	(AGM)	1,000	569,250
0.00%, 06/15/43	(AGM)	2,000	460,020
0.00%, 06/15/45	(AGM)	500	102,415
0.00%, 06/15/46	(AGM)	1,600	311,024
5.00%, 06/15/50	(Call 06/15/20)	1,500	1,623,630
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,647,420
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,119,210
5.00%, 12/01/27	(Call 06/01/16)	875	976,334
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,503,603
5.00%, 12/01/35	(PR 12/01/16)	2,040	2,367,848
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	839,625
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,741,065
Series B
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,168,940
Series C
5.25%, 12/01/32		780	1,008,766

Security		Principal (000s)	Value

Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/42	(Call 01/01/18) (NPFGC)	$355	$380,496
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/21	(AGM)	500	636,645
5.75%, 06/01/23	(AGM)	1,000	1,284,590
State of Illinois GO
5.00%, 01/01/15		590	632,728
5.00%, 01/01/17	(AGM)	1,500	1,700,055
5.00%, 08/01/19		2,000	2,320,400
5.00%, 01/01/20	(AGM)	500	579,505
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,680,315
5.00%, 08/01/22		580	668,636
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,261,500
Series A
5.00%, 06/01/16		100	111,792
5.00%, 03/01/34	(Call 03/01/14)	4,985	5,142,277
Series B
5.00%, 03/01/13		6,350	6,352,413
5.00%, 03/01/14		1,140	1,189,237
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14		1,000	1,061,720
5.00%, 06/15/15		1,000	1,104,690
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,741,020
5.00%, 12/15/17	(Call 12/15/16)	500	580,195
5.00%, 12/15/18	(Call 06/15/16)	500	570,835
5.00%, 12/15/19	(Call 06/15/15)	2,000	2,202,300
State of Illinois RB Miscellaneous Revenue
Series A
5.00%, 12/15/13		1,650	1,713,211
5.00%, 12/15/15		1,000	1,126,150
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/13		1,700	1,724,378

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 06/15/15		$300	$330,759
5.00%, 06/15/19		500	609,370
Series B
3.25%, 06/15/15		100	106,261
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,284,720
Village of Schaumburg GO
Series B
5.25%, 12/01/34	(Call 12/01/14) (NPFGC-FGIC)	645	691,524

			165,802,674
INDIANA — 0.58%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,129,170
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	4,450	5,015,995
Indiana Finance Authority RB Miscellaneous Revenue
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,198,090
Series A
5.25%, 02/01/17		705	829,306
Indiana Finance Authority RB Sewer Revenue Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,106,530
Indiana Finance Authority RB Water Revenue Series A
5.00%, 02/01/20		1,000	1,238,810
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	544,775
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	1,500	1,620,405
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series B
5.00%, 02/01/19		750	909,083

Security		Principal (000s)	Value

Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	$1,500	$1,813,095
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,697,050

			21,102,309
IOWA — 0.02%
State of Iowa RB General Fund Revenue Series A
5.00%, 06/01/27	(Call 06/01/19)	500	592,010

			592,010
KANSAS — 0.07%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21	(Call 03/01/20)	450	550,283
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/16		1,000	1,155,930
5.00%, 03/01/22	(PR 03/01/14)	660	691,713

			2,397,926
KENTUCKY — 0.25%
Kentucky Asset Liability Commission RB Miscellaneous Revenue First Series
5.25%, 09/01/18	(NPFGC)	320	390,464
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.25%, 10/01/14	(AGM)	500	537,895
Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 11/01/20	(Call 11/01/18)	5,350	6,347,615

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue
Series A
5.00%, 05/15/30	(Call 11/15/21)	$500	$587,470
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,158,130

			9,021,574
LOUISIANA — 0.64%
East Baton Rouge Sewerage Commission RB Sewer Revenue
Series A
5.25%, 02/01/39	(Call 02/01/19)	1,000	1,146,990
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15	(AMBAC)	425	460,301
5.00%, 06/01/16	(AMBAC)	275	305,751
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	414,285
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	600	666,018
5.00%, 06/01/21	(Call 06/01/16) (AMBAC)	1,000	1,099,300
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	547,655
State of Louisiana GO
Series A
5.00%, 08/01/13	(NPFGC)	3,000	3,061,410
5.00%, 08/01/15	(NPFGC)	2,230	2,475,411
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	499,081
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,447,460
Series C
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,241,210
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31	(Call 05/01/16) (AGM)	710	795,299

Security		Principal (000s)	Value

5.00%, 05/01/41	(Call 05/01/16) (NPFGC-FGIC)	$750	$830,685
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,068,880
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,235,480
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,228,380
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,201,580
5.00%, 05/01/45	(Call 05/01/20)	1,250	1,406,375

			23,131,551
MARYLAND — 1.35%
County of Montgomery GO
Series A
5.00%, 07/01/15		500	554,170
5.00%, 07/01/21		500	637,625
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23	(Call 02/15/18)	2,500	2,912,225
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14		275	290,428
5.00%, 03/01/17		1,000	1,171,920
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		2,500	2,854,775
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13		500	500,200
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,261,480
State of Maryland GO
4.00%, 08/15/21		1,000	1,194,770
4.00%, 08/15/22		1,000	1,195,930
5.00%, 02/15/17	(PR 02/15/15)	260	283,712
5.00%, 03/01/19		525	647,714
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,546,300

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

First Series
5.00%, 03/15/17		$450	$529,605
5.00%, 03/15/18	(Call 03/15/17)	1,060	1,241,101
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,635,891
First Series A
5.25%, 03/01/16		400	457,308
First Series C
4.00%, 08/15/16		2,000	2,240,300
Second Series
5.00%, 07/15/13		700	712,936
5.00%, 07/15/14		1,790	1,908,086
5.00%, 08/01/15		2,500	2,780,150
5.00%, 08/01/16		500	576,400
5.00%, 08/01/16	(PR 08/01/13)	500	510,290
Second Series B
5.00%, 03/15/22	(Call 03/15/19)	2,000	2,430,040
Second Series C
5.00%, 11/01/16		540	628,160
Second Series E
4.00%, 08/01/14		2,175	2,292,058
5.00%, 08/01/16		1,000	1,152,800
5.00%, 08/01/19		1,000	1,245,000
Series A
5.00%, 08/01/16	(PR 08/01/15)	210	233,245
Series B
5.00%, 08/01/19		2,500	3,112,500
Series C
5.00%, 11/01/17		2,700	3,241,026
5.00%, 11/01/18		2,000	2,458,000
5.00%, 03/01/20	(Call 03/01/19)	1,120	1,370,734
Series E
5.00%, 08/01/15		400	444,824
Third Series C
5.00%, 11/01/19		1,500	1,877,130

			49,128,833
MASSACHUSETTS — 4.93%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		1,250	1,335,487
5.00%, 03/01/21	(PR 03/01/15) (AGM)	1,750	1,914,570

Security		Principal (000s)	Value

5.00%, 03/01/22	(PR 03/01/15)	$850	$930,656
5.00%, 03/01/23	(PR 03/01/15) (AGM)	4,020	4,401,458
5.00%, 03/01/24	(PR 03/01/15) (AGM)	500	547,445
5.00%, 03/01/25	(PR 03/01/15)	350	383,212
5.00%, 09/01/28	(Call 09/01/18)	4,410	5,161,288
5.00%, 03/01/34	(Call 03/01/19)	460	529,230
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,233,725
Series B
5.00%, 11/01/16		1,100	1,277,529
5.25%, 09/01/23	(AGM)	215	278,259
5.25%, 09/01/24	(AGM)	1,685	2,206,390
Series C
5.00%, 09/01/22	(PR 09/01/15)	625	698,181
5.50%, 12/01/16	(AGM)	500	591,665
5.50%, 12/01/17	(AGM)	600	732,936
5.50%, 12/01/22	(AGM)	1,000	1,319,250
5.50%, 12/01/22	(AMBAC)	1,300	1,715,025
5.50%, 12/01/23	(AMBAC)	900	1,183,824
Series D
5.00%, 08/01/22	(PR 08/01/16)	200	230,398
5.50%, 10/01/16		2,450	2,880,710
5.50%, 10/01/18		400	498,264
5.50%, 10/01/19	(AMBAC)	1,355	1,721,216
5.50%, 10/01/20	(NPFGC)	2,200	2,837,758
Series E
5.00%, 11/01/25	(AMBAC)	2,115	2,716,844
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21		600	769,674
5.50%, 08/01/30	(AMBAC)	1,100	1,492,656
Series B
5.00%, 08/01/24	(PR 08/01/14)	415	442,959
5.25%, 08/01/16	(AGM)	1,135	1,316,294
5.25%, 08/01/20		3,845	4,876,767
5.25%, 08/01/21		425	545,186
5.25%, 08/01/21	(AGM)	1,200	1,539,348
5.25%, 08/01/22		3,100	4,004,611

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series C
5.00%, 05/01/14		$500	$528,375
5.00%, 05/01/16		875	998,480
5.00%, 09/01/25	(PR 09/01/15)	700	781,963
5.25%, 08/01/25	(Call 08/01/17) (AGM)	3,300	3,876,279
5.50%, 11/01/13		1,510	1,564,904
5.50%, 11/01/14	(NPFGC-FGIC)	4,470	4,863,807
5.50%, 11/01/15	(GOI)	250	283,890
Series D
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,234,120
5.50%, 11/01/13	(NPFGC)	1,255	1,300,632
5.50%, 08/01/17		1,000	1,208,100
5.50%, 10/01/17		1,050	1,275,592
6.00%, 11/01/13	(NPFGC)	1,875	1,949,362
Series E
5.00%, 12/01/15		1,050	1,182,048
5.00%, 12/01/16		1,000	1,164,770
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/13		1,500	1,521,570
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16	(AGM)	1,000	1,158,140
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,426,872
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,920,390
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34	(PR 01/01/14) (FGIC)	575	598,196
5.25%, 01/01/25	(PR 01/01/14) (FGIC)	160	166,790
5.75%, 01/01/32	(PR 01/01/14) (FGIC)	815	853,020
Commonwealth of Massachusetts SO Dedicated Tax Revenue
5.25%, 01/01/26	(PR 01/01/14) (FGIC)	1,000	1,042,440

Security		Principal (000s)	Value

Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13	(AGM)	$650	$675,051
5.00%, 12/15/14	(AGM)	1,875	2,031,619
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28		130	164,906
5.00%, 07/01/31	(PR 07/01/15)	900	997,281
5.00%, 07/01/31		3,070	3,896,137
5.00%, 07/01/34	(PR 07/01/14)	1,000	1,064,980
5.25%, 07/01/21		765	982,214
5.25%, 07/01/30		2,435	3,179,209
Series B
5.00%, 07/01/15		275	304,794
5.25%, 07/01/14		3,045	3,251,786
5.25%, 07/01/17		600	717,534
5.25%, 07/01/19		2,595	3,245,670
5.25%, 07/01/21		1,400	1,797,516
Series C
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,979,126
5.50%, 07/01/15		1,000	1,119,990
5.50%, 07/01/16		1,290	1,503,469
5.50%, 07/01/17		200	241,314
Massachusetts Bay Transportation Authority RB Transit Revenue
Series B
5.25%, 07/01/21		1,000	1,283,940
Massachusetts Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/18		720	840,917
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,501,641
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,117,590
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		375	411,094

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	$3,000	$3,204,780
5.00%, 08/15/13		515	526,654
5.00%, 08/15/14	(AGM)	635	679,558
5.00%, 08/15/17	(PR 08/15/15) (AGM)	1,000	1,113,140
5.00%, 08/15/21	(PR 08/15/15) (AGM)	2,000	2,226,280
5.00%, 08/15/25	(Call 08/15/22)	3,000	3,706,890
5.00%, 08/15/26	(Call 08/15/22)	1,000	1,229,210
5.00%, 08/15/30	(PR 08/15/15) (AGM)	4,800	5,343,072
5.00%, 08/15/30	(Call 08/15/15) (AGM)	200	219,700
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,239,880
Series B
5.00%, 08/15/19		2,000	2,472,860
5.00%, 10/15/19		1,000	1,240,340
5.00%, 10/15/21		1,035	1,313,777
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,214,220
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,811,920
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,166,770
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,154,112
Massachusetts State College Building Authority RB College & University Revenue
Series B
5.00%, 05/01/43	(Call 05/01/22)	750	860,423
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 01/01/28	(NPFGC)	1,000	619,730
5.00%, 01/01/20		300	348,141
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/21		500	645,035

Security		Principal (000s)	Value

Series A
5.25%, 08/01/15		$1,855	$2,074,057
5.25%, 08/01/19		1,000	1,255,190
Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/17	(AGM)	500	598,130
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	4,700	5,422,813
Series B
5.00%, 08/01/21	(Call 08/01/19) (GOI)	500	604,010
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,165,700
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,641,636
5.25%, 08/01/23	(AGM)	1,000	1,298,210
5.25%, 08/01/28	(AGM)	1,000	1,315,490
5.25%, 08/01/31	(AGM)	800	1,054,680
Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	1,000	1,175,330
Series J
5.25%, 08/01/16		1,365	1,581,516
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,328,220

			179,371,807
MICHIGAN — 1.22%
City of Detroit GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	1,109,380
City of Detroit Water Supply System RB Sewer Revenue
Series A
5.00%, 07/01/32	(PR 07/01/13) (AGM)	4,275	4,344,298
5.25%, 07/01/39	(Call 07/01/22)	1,000	1,094,140

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

City of Detroit Water Supply System RB Water Revenue
Series A
5.25%, 07/01/41	(Call 07/01/21)	$1,000	$1,079,760
Series B
6.25%, 07/01/36	(Call 07/01/19) (AGM)	750	872,370
Series C
5.00%, 07/01/41	(Call 07/01/21)	1,000	1,055,750
Detroit City School District GO
Series A
5.00%, 05/01/15	(AGM)	185	200,921
5.25%, 05/01/30	(AGM)	2,500	3,021,250
Michigan Finance Authority RB Miscellaneous Revenue
5.00%, 07/01/20	(Call 07/01/19)	4,500	5,509,080
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,261,960
Series A
5.00%, 07/01/14		2,500	2,661,750
5.00%, 01/01/16		1,000	1,128,930
5.00%, 01/01/17		975	1,138,888
5.00%, 07/01/18		2,000	2,430,180
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	2,081,656
Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/15		510	576,427
Michigan State Building Authority RB Lease Appropriation
Series I
5.25%, 10/15/13	(AGM)	500	516,030
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	217,995
Series I
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,650	1,786,306
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,408,405

Security		Principal (000s)	Value

Series II
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	$1,000	$1,081,540
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,302,900
State of Michigan GO
5.50%, 12/01/13		500	520,145
5.50%, 12/01/14		500	545,475
Series A
5.00%, 05/01/17		200	235,178
5.00%, 05/01/19	(Call 05/01/18)	230	273,813
5.00%, 11/01/20	(Call 11/01/18)	760	903,944
5.25%, 11/01/22	(Call 11/01/18)	200	235,524
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20	(Call 09/15/17) (AGM)	310	369,049
State of Michigan RB Transit Revenue
5.00%, 11/01/20	(Call 11/01/19)	1,600	1,943,632
State of Michigan RB Trunk Line Revenue
Series B
5.00%, 09/01/15	(AGM)	250	277,655
Wayne County Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 12/01/37	(Call 12/01/22)	1,000	1,122,160

			44,306,491
MINNESOTA — 0.86%
Metropolitan Council GO
Series G
2.00%, 03/01/15		2,000	2,065,340
Minneapolis-St. Paul Metropolitan Airports Commission RB Port Airport & Marina Revenue
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,057,510
Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20		1,000	1,248,980

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series B
5.00%, 03/01/19		$510	$628,871
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15	(AMBAC)	1,000	1,086,580
5.25%, 01/01/17	(AMBAC)	500	581,325
State of Minnesota GO
5.00%, 10/01/13		500	514,296
5.00%, 08/01/15		500	555,900
5.00%, 08/01/17		800	952,936
5.00%, 08/01/25	(Call 08/01/17)	2,000	2,346,660
Series A
5.00%, 08/01/13		1,000	1,020,540
5.00%, 10/01/13		500	514,290
5.00%, 08/01/14		2,900	3,096,475
5.00%, 08/01/15		2,575	2,862,885
5.00%, 08/01/16		2,500	2,881,100
5.00%, 08/01/18		500	610,615
5.00%, 08/01/19		1,000	1,243,590
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,970,720
Series D
5.00%, 08/01/14		1,000	1,067,750
5.00%, 08/01/15		400	444,720
5.00%, 08/01/19		1,000	1,243,590
5.00%, 08/01/20		640	806,668
Series H
5.00%, 11/01/19		500	624,975
State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/19		500	611,640
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,196,080

			31,234,036
MISSISSIPPI — 0.11%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41	(Call 03/01/16) (XLCA)	250	255,668

Security		Principal (000s)	Value

State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	$1,000	$1,183,700
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,158,670
5.25%, 11/01/15		1,250	1,409,600

			4,007,638
MISSOURI — 0.45%
City of Kansas City RB Miscellaneous Revenue Series C
5.25%, 04/01/40	(Call 04/01/18)	500	555,000
Metropolitan St. Louis Sewer District RB Sewer Revenue Series A
5.00%, 05/01/42	(Call 05/01/22)	1,000	1,161,950
Missouri Highway & Transportation Commission RB Fuel Sales Tax Revenue
5.00%, 02/01/15		1,000	1,089,760
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		625	652,725
5.25%, 05/01/18	(Call 05/01/17)	2,600	3,082,820
Series B
5.00%, 05/01/26	(Call 05/01/16)	5,000	5,645,900
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34	(Call 01/01/16) (NPFGC)	2,000	2,079,840
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	2,160,540

			16,428,535
NEBRASKA — 0.22%
City of Lincoln RB Electric Power & Light Revenues
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,162,590

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Nebraska Public Power District RB Electric Power & Light Revenues
Series B
5.00%, 01/01/14	(NPFGC)	$1,755	$1,825,340
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		605	683,971
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,316,220
Series AA
4.50%, 02/01/38	(Call 02/01/15) (NPFGC-FGIC)	1,000	1,055,610
Series B
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,137,090

			8,180,821
NEVADA — 0.67%
Clark County RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36	(Call 01/01/20)	4,480	5,003,040
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	572,555
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,741,035
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,567,012
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,615,650
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,661,610
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	1,200	1,353,888
5.00%, 06/15/23	(PR 12/15/15) (AGM)	1,000	1,128,240
Clark County Water Reclamation District GO
Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,201,550
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,128,660

Security		Principal (000s)	Value

State of Nevada GOL
5.00%, 06/01/27	(Call 06/01/18)	$3,000	$3,458,190

			24,431,430
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		25	29,610

			29,610
NEW JERSEY — 5.44%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20	(AMBAC)	1,000	1,259,600
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28	(AGM)	1,500	2,032,230
Series C
5.25%, 11/01/20	(AGM)	700	890,491
Garden State Preservation Trust RB Recreational Revenue
Series A
5.00%, 11/01/21	(PR 11/01/13) (AGM)	300	309,798
5.25%, 11/01/19	(PR 11/01/13) (AGM)	250	258,585
5.50%, 11/01/13	(AGM)	500	518,005
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16	(AGM)	1,865	2,170,748
5.13%, 11/01/18	(AGM)	500	613,290
New Jersey Economic Development Authority RB Appropriations
Series NN
5.00%, 03/01/19		3,000	3,604,380
5.00%, 03/01/24	(Call 03/01/23)	1,500	1,815,735
5.00%, 03/01/28	(Call 03/01/23)	2,000	2,347,400
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,332,320

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Federal Grant Revenue
Series Y
5.00%, 09/01/33	(Call 09/01/18)	$820	$914,407
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28	(PR 03/01/15)	1,500	1,641,210
5.25%, 03/01/22	(PR 03/01/15)	1,610	1,765,590
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 12/15/18		1,500	1,800,105
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,184,320
Series A
5.00%, 05/01/13		400	403,388
5.00%, 05/01/19		1,000	1,203,960
5.00%, 07/01/29	(Call 07/01/14) (NPFGC)	200	210,178
5.25%, 07/01/15	(Call 07/01/14) (NPFGC)	500	532,870
5.25%, 07/01/16	(Call 07/01/14) (NPFGC)	380	404,981
5.25%, 07/01/17	(Call 07/01/14) (NPFGC)	3,050	3,250,507
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	290,435
Series DD
5.00%, 12/15/17		1,250	1,474,287
Series EE
5.00%, 09/01/20		1,500	1,834,515
5.25%, 09/01/24	(Call 03/01/21)	750	901,080
Series F
5.00%, 06/15/24	(PR 06/15/13) (FGIC)	700	710,094
5.00%, 06/15/26	(PR 06/15/13)	780	791,248
Series G
5.00%, 09/01/20	(PR 09/01/13) (AMBAC)	500	512,300
5.00%, 09/01/26	(PR 09/01/13) (AMBAC)	2,160	2,213,136

Security		Principal (000s)	Value

Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	$1,000	$1,216,270
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	300,795
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	2,180,327
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	690,721
Series K
5.25%, 12/15/15	(NPFGC-FGIC)	1,200	1,350,396
5.25%, 12/15/16	(Call 12/15/15) (AMBAC)	3,655	4,136,948
5.25%, 12/15/20	(AMBAC)	500	622,770
5.50%, 12/15/19	(AMBAC)	1,500	1,873,785
Series N-1
5.50%, 09/01/26	(AMBAC)	2,000	2,616,280
5.50%, 09/01/27	(NPFGC-FGIC)	2,000	2,625,340
Series W
5.00%, 03/01/16		385	432,039
New Jersey Economic Development Authority RB Special Assessment
Series A
6.38%, 04/01/31	(PR 05/15/14)	1,155	1,239,731
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13		2,000	2,027,220
5.00%, 06/15/13	(FGIC)	1,050	1,064,826
5.00%, 06/15/14		500	526,895
5.00%, 06/15/22	(AGM)	1,500	1,785,465
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,173,850
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,149,970
5.00%, 06/15/26	(Call 06/15/22)	500	571,470
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,185,586
5.38%, 06/15/14		1,575	1,680,793
5.38%, 06/15/15		1,000	1,115,550
5.75%, 06/15/29	(PR 06/15/14)	2,750	2,946,955
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	559,318

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	$620	$699,651
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/15	(AGM)	505	557,126
5.00%, 09/01/16	(Call 09/01/15) (AGM)	225	248,499
5.00%, 09/01/17	(Call 09/01/15) (AGM)	500	551,430
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20	(Call 01/01/15) (AGM)	2,700	2,913,084
5.00%, 01/01/20	(PR 07/01/13) (AGM)	5,000	5,081,900
5.00%, 01/01/21	(PR 07/01/13) (AGM)	900	914,742
5.00%, 01/01/21	(Call 01/01/15) (AGM)	1,000	1,076,620
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,156,800
5.00%, 01/01/35	(Call 01/01/22)	1,000	1,142,590
Series B
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,212,990
5.00%, 01/01/27	(Call 01/01/23)	800	955,776
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,953,650
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,349,800
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,651,155
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,226,297
New Jersey State Turnpike Authority RB Miscellaneous Revenue
Series E
5.25%, 01/01/40	(Call 01/01/19)	1,500	1,678,695
New Jersey Transit Corp. COP Federal Grant Revenue
Series A
5.25%, 09/15/13	(AMBAC)	1,000	1,026,720

Security		Principal (000s)	Value

New Jersey Transit Corp. COP Lease Appropriation Series A
5.25%, 09/15/14	(AMBAC)	$500	$535,035
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17	(NPFGC-FGIC)	690	784,075
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/42	(Call 06/15/22)	3,000	3,326,700
Series AA
4.00%, 06/15/27	(Call 06/15/22)	1,500	1,631,145
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/16	(Call 12/15/15) (NPFGC)	500	560,575
5.25%, 12/15/22	(AMBAC)	500	620,085
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,768,540
5.50%, 12/15/21	(NPFGC)	500	628,840
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.00%, 06/15/20	(PR 06/15/14) (FGIC)	500	530,615
5.25%, 12/15/13		1,670	1,736,349
5.75%, 06/15/17		1,060	1,257,478
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	465,924
Series B
5.00%, 06/15/42	(Call 06/15/21)	1,000	1,098,840
5.25%, 12/15/14	(NPFGC)	3,750	4,077,037
5.50%, 12/15/15	(NPFGC)	1,500	1,697,910
5.50%, 12/15/17	(NPFGC)	1,300	1,554,111

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Transit Revenue
4.25%, 12/15/22	(Call 04/01/13) (AGM)	$10	$10,034
5.25%, 12/15/19		2,360	2,898,316
5.25%, 12/15/21	(NPFGC)	695	860,292
Series A
0.00%, 12/15/25		2,085	1,280,023
0.00%, 12/15/28		4,140	2,180,497
0.00%, 12/15/30		1,000	474,750
0.00%, 12/15/31		7,000	3,146,220
0.00%, 12/15/32		400	169,972
0.00%, 12/15/33		930	372,353
0.00%, 12/15/34		1,055	397,387
0.00%, 12/15/35		610	217,264
0.00%, 12/15/37		4,700	1,474,484
0.00%, 12/15/38		11,225	3,336,503
0.00%, 12/15/39		6,630	1,856,997
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	2,166,551
5.25%, 12/15/20		3,080	3,813,564
5.25%, 12/15/21		600	742,698
5.25%, 12/15/21	(NPFGC)	5	6,513
5.25%, 12/15/22		550	682,094
5.50%, 06/15/13		350	355,565
5.50%, 12/15/13	(AMBAC)	1,715	1,786,550
5.50%, 12/15/15	(AMBAC)	515	582,949
5.50%, 12/15/16	(AGM)	1,500	1,764,615
5.50%, 12/15/21		500	628,840
5.50%, 12/15/22		1,000	1,261,800
5.50%, 12/15/23		1,500	1,907,805
Series B
5.25%, 06/15/22	(Call 06/15/21)	2,800	3,439,828
5.25%, 06/15/23	(Call 06/15/21)	1,000	1,214,400
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,186,420
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,049,683
0.00%, 12/15/28	(AMBAC)	3,130	1,625,753
0.00%, 12/15/31	(NPFGC-FGIC)	500	221,040
5.25%, 06/15/13	(NPFGC)	2,000	2,029,420

Security		Principal (000s)	Value

5.25%, 06/15/21	(PR 06/15/15) (NPFGC)	$1,750	$1,945,510
5.50%, 12/15/15	(AGM)	425	482,473
5.50%, 12/15/17	(AGM)	2,385	2,858,566
5.50%, 06/15/18	(PR 06/15/13)	2,150	2,184,056
5.50%, 06/15/19	(PR 06/15/13)	1,500	1,523,760
5.50%, 06/15/22	(PR 06/15/13)	1,000	1,015,840
5.50%, 06/15/24	(PR 06/15/13)	1,000	1,015,840
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	500	553,490
5.00%, 12/15/24		2,020	2,491,690
State of New Jersey GO
5.00%, 08/01/15		1,200	1,330,548
5.00%, 06/01/17		105	123,349
Series H
5.25%, 07/01/14		2,375	2,534,125
5.25%, 07/01/16		500	576,260
Series L
5.25%, 07/15/13		1,000	1,019,380
5.25%, 07/15/16	(AMBAC)	725	836,752
5.25%, 07/15/19	(AMBAC)	2,000	2,487,040
Series Q
5.00%, 08/15/19		1,000	1,230,280
5.00%, 08/15/21	(Call 08/15/20)	500	615,555

			197,900,971
NEW MEXICO — 0.26%
New Mexico Finance Authority RB Federal Grant Revenue
Series A-1
5.00%, 12/15/13		1,450	1,505,303
Series B
5.00%, 06/15/20		500	625,305
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,715,277
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	2,300	2,553,920
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	350	372,705

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/14		$1,000	$1,064,280
5.00%, 07/01/16		500	574,110

			9,410,900
NEW YORK — 18.58%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
0.00%, 07/15/33		500	195,150
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,248,931
City of New York GO
Series A
5.00%, 08/01/26	(Call 08/01/16)	1,000	1,129,140
5.00%, 08/01/28	(Call 08/01/16)	1,010	1,133,836
Series A-1
5.00%, 08/01/13		2,760	2,816,828
5.00%, 08/15/13		285	291,404
5.00%, 08/01/15		1,075	1,194,164
5.00%, 08/01/17		355	419,745
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,355,120
5.00%, 08/01/30	(Call 08/01/21)	500	583,260
5.00%, 08/01/31	(Call 08/01/21)	710	825,332
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,160,820
5.25%, 08/15/23	(Call 08/15/18)	6,850	8,246,920
Series B
5.00%, 08/01/14		2,400	2,563,200
5.00%, 08/01/16		1,000	1,147,910
5.00%, 08/01/17		1,000	1,182,380
5.25%, 08/01/15	(Call 08/01/14)	500	535,820
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	609,530
5.25%, 09/01/23	(Call 09/01/18)	2,180	2,627,816
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,201,890
Series C
3.63%, 08/01/13	(CIFG)	400	405,837
5.00%, 08/01/13		1,115	1,137,960
5.00%, 08/01/14	(CIFG)	300	320,255
5.00%, 08/01/15		200	222,170
5.00%, 08/01/17	(Call 08/01/15) (AGM)	1,000	1,110,610

Security		Principal (000s)	Value

5.00%, 08/01/19		$1,265	$1,549,802
5.00%, 01/01/23	(Call 01/01/17)	1,000	1,149,150
5.00%, 08/01/24	(Call 08/01/19)	1,000	1,207,270
5.25%, 08/01/17		250	298,308
5.25%, 08/01/18		480	585,811
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	500	591,635
5.00%, 10/01/20	(Call 10/01/17)	480	567,043
5.00%, 10/01/22	(Call 10/01/17)	805	947,010
5.00%, 10/01/24	(Call 10/01/17)	2,255	2,641,755
Series D
5.00%, 08/01/19		4,000	4,900,560
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,197,060
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,960,700
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,744,365
Series E
4.00%, 08/01/14		450	474,201
5.00%, 08/01/13		500	510,295
5.00%, 08/01/16		2,600	2,984,566
5.00%, 08/01/19	(Call 08/01/17)	1,000	1,178,080
5.00%, 11/01/20	(PR 11/01/14) (AGM)	55	59,367
5.00%, 11/01/20	(Call 11/01/14) (AGM)	395	425,814
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,215,450
5.00%, 08/01/22	(Call 08/01/19)	400	482,908
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,670,822
Series F
5.00%, 08/01/17		2,400	2,837,712
5.00%, 08/01/29	(Call 02/01/22)	1,730	2,034,670
5.00%, 08/01/31	(Call 02/01/22)	1,750	2,043,125
Series F-1
5.00%, 09/01/15		285	317,581
5.00%, 09/01/20	(Call 09/01/15) (XLCA)	525	582,881
Series G
5.00%, 08/01/13		1,565	1,597,223
5.00%, 08/01/14		1,405	1,500,540
5.00%, 08/01/15		1,100	1,221,935
5.00%, 08/01/22	(Call 08/01/17)	785	919,204

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 08/01/24	(Call 02/01/16)	$1,150	$1,317,116
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,351,240
Series H
5.00%, 08/01/13		1,550	1,581,948
Series I
5.00%, 08/01/13		2,475	2,525,960
5.00%, 08/01/14		1,000	1,068,000
5.00%, 08/01/15	(Call 08/01/14)	310	331,108
5.00%, 08/01/16		1,500	1,721,865
5.00%, 08/01/19	(Call 08/01/14)	250	266,670
5.00%, 08/01/22		2,000	2,508,940
5.00%, 08/01/27	(Call 08/01/22)	1,000	1,195,120
Series I-1
5.00%, 08/01/17		500	591,190
5.00%, 08/01/18		215	259,567
5.00%, 04/01/24	(Call 04/01/16)	1,295	1,455,800
5.38%, 04/01/36	(Call 04/01/19)	3,500	4,156,110
Series J
5.00%, 03/01/30	(PR 03/01/15)	1,115	1,219,141
5.00%, 03/01/30	(Call 03/01/15)	640	688,979
5.50%, 06/01/23	(PR 06/01/13)	1,200	1,216,596
Series J-1
5.00%, 08/01/13		1,250	1,275,737
5.00%, 05/15/25	(Call 05/15/19)	275	329,549
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,758,990
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,393,500
Series M
5.00%, 04/01/22	(PR 04/01/15)	325	356,574
5.00%, 04/01/22	(Call 04/01/15)	100	109,051
Series O
5.00%, 06/01/17	(Call 06/01/15) (AGM)	500	551,665
5.00%, 06/01/20	(PR 06/01/15)	1,195	1,317,738
5.00%, 06/01/20	(Call 06/01/15)	805	885,299
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,100	2,190,279

Security		Principal (000s)	Value

5.00%, 02/15/47	(Call 02/15/17)	$6,425	$6,876,228
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,112,790
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,418,250
5.75%, 02/15/47	(Call 02/15/21)	3,500	4,165,560
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	200	198,592
5.00%, 05/01/15		1,025	1,119,423
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,253,060
5.00%, 12/01/23	(Call 06/01/16) (NPFGC-FGIC)	400	444,416
5.00%, 12/01/26	(Call 06/01/16) (XLCA)	1,200	1,325,172
5.25%, 12/01/20	(Call 06/01/16) (NPFGC-FGIC)	2,000	2,238,600
5.50%, 12/01/13	(AGM)	275	286,110
5.50%, 04/01/22	(Call 04/01/19)	500	596,500
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,305,480
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,419,317
6.00%, 05/01/33	(Call 05/01/19)	1,000	1,218,510
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	2,026,692
5.25%, 12/01/13		500	518,855
5.25%, 06/01/14		1,600	1,697,792
5.25%, 12/01/14		1,000	1,084,320
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,281,683
5.75%, 04/01/33	(Call 04/01/19)	2,190	2,615,758
Series D
5.00%, 09/01/14	(NPFGC)	155	165,704
Series E
5.00%, 12/01/17	(Call 12/01/16)	850	973,395
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	826,507
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	571,590

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series F
5.00%, 05/01/17	(NPFGC)	$225	$260,309
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	800	889,080
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	730	817,199
Metropolitan Transportation Authority RB Highway Revenue Tolls Series B
5.25%, 11/15/32	(PR 11/15/13)	300	310,812
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 01/01/15	(SAP)	1,660	1,815,824
5.50%, 07/01/15	(SAP)	675	754,731
5.75%, 01/01/16	(SAP)	625	713,831
Series C
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,165,570
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,243,400
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30		3,000	1,681,800
5.00%, 11/15/24	(Call 11/15/22)	1,500	1,861,920
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,232,340
5.00%, 11/15/29	(Call 11/15/22)	2,500	3,000,150
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/30		500	539,510
Series A
4.50%, 11/15/38	(Call 11/15/17)	1,800	1,861,272
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	6,330	6,884,318
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	269,450
5.00%, 11/15/18		250	299,935
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,543,262
5.00%, 11/15/38	(Call 05/15/23)	3,250	3,680,397

Security		Principal (000s)	Value

5.00%, 11/15/41	(Call 11/15/21)	$500	$557,475
5.00%, 11/15/43	(Call 05/15/23)	1,295	1,452,265
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,662,660
5.50%, 11/15/13	(AMBAC)	2,555	2,651,272
5.50%, 11/15/14	(AMBAC)	3,245	3,531,923
5.50%, 11/15/39	(Call 11/15/18)	600	692,676
Series B
4.50%, 11/15/37	(Call 11/15/17)	500	524,635
4.75%, 11/15/31	(Call 11/15/16)	430	472,179
5.00%, 11/15/34	(Call 11/15/19)	3,170	3,587,806
5.25%, 11/15/23	(AMBAC)	1,050	1,317,635
Series C
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,401,730
Series D
5.00%, 11/15/21		1,000	1,228,550
5.00%, 11/15/28	(Call 11/15/22)	1,500	1,759,395
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,331,140
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,124,560
5.25%, 11/15/34	(Call 11/15/20)	280	319,564
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,133,620
Series D-1
5.00%, 11/01/22		750	919,695
Series E
5.00%, 11/15/42	(Call 11/15/22)	1,000	1,120,820
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	815,062
5.00%, 11/15/18		1,000	1,199,740
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,206,340
5.00%, 11/15/30	(Call 11/15/22)	1,750	2,039,747
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,619,310
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		1,000	1,164,330
Series H
5.25%, 11/15/17	(PR 11/15/14) (AMBAC)	720	781,394
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.13%, 11/01/23	(Call 11/01/18) (BHAC)	520	621,670

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	(Call 04/01/21)	$600	$727,644
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	304,538
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,600,205
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,302,307
5.00%, 06/15/27	(Call 06/15/17)	500	572,575
Series B
5.00%, 06/15/14	(AGM)	350	371,672
5.00%, 06/15/18	(Call 06/15/14)	500	530,825
Series CC
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,338,915
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	1,250	1,512,500
5.00%, 06/15/31	(Call 06/15/21)	435	515,301
5.00%, 06/15/32	(Call 06/15/21)	2,000	2,325,280
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,257,680
5.38%, 06/15/43	(Call 12/15/20)	2,000	2,335,680
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,177,420
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,440,487
5.00%, 06/15/38	(Call 06/15/17)	4,125	4,682,494
5.00%, 06/15/39	(Call 06/15/14)	2,990	3,163,195
5.75%, 06/15/40	(Call 06/15/18)	500	596,665
5.88%, 06/15/13	(AMBAC)	350	355,957
Series AA
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,187,940
5.00%, 06/15/22	(Call 06/15/18)	4,600	5,433,520
5.00%, 06/15/34	(Call 06/15/21)	865	998,755
5.00%, 06/15/44	(Call 06/15/21)	1,600	1,795,936

Security		Principal (000s)	Value

Series B
5.00%, 06/15/20	(PR 12/15/14) (AMBAC)	$110	$119,349
5.00%, 06/15/20	(Call 12/15/14) (AMBAC)	140	151,845
5.00%, 06/15/21	(PR 12/15/14) (AMBAC)	215	233,273
5.00%, 06/15/21	(Call 12/15/14) (AMBAC)	285	309,114
5.00%, 06/15/28	(PR 12/15/14) (AMBAC)	170	184,448
5.00%, 06/15/28	(Call 12/15/14) (AMBAC)	300	323,739
5.00%, 06/15/36	(Call 12/15/14) (AGM)	2,500	2,677,725
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,250,514
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,200,420
5.00%, 06/15/30	(Call 06/15/20)	1,000	1,162,150
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,569,079
5.00%, 06/15/47	(Call 12/15/22)	2,000	2,266,080
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,335,947
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	1,500	1,648,455
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	2,000	2,186,720
5.00%, 06/15/35	(Call 06/15/14)	1,305	1,371,516
5.00%, 06/15/35	(PR 06/15/14)	95	100,753
Series CC
5.00%, 06/15/45	(Call 12/15/21)	5,000	5,640,100
5.00%, 06/15/47	(Call 06/15/23)	2,000	2,268,140
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	314,496
5.00%, 06/15/38	(Call 06/15/15)	7,200	7,802,424
Series DD
4.75%, 06/15/36	(Call 06/15/17)	500	554,040
5.00%, 06/15/32	(Call 06/15/18)	900	1,036,215
Series EE
5.00%, 06/15/17		1,225	1,446,100
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,460,300

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.25%, 06/15/40	(Call 06/15/19)	$1,900	$2,211,885
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,130,830
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	811,793
Series GG
5.00%, 06/15/43	(Call 06/15/21)	1,430	1,609,551
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	2,460	2,814,117
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15		530	594,020
5.00%, 07/15/29	(Call 07/15/22)	835	993,191
Series A
5.00%, 11/01/20		1,000	1,246,910
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,248,730
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,234,400
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,191,350
Series A-1
5.00%, 11/01/13		250	258,178
Series B
3.00%, 11/01/13		1,350	1,375,947
5.00%, 11/01/13		1,015	1,048,091
5.00%, 11/01/15		195	218,621
5.00%, 11/01/16		1,000	1,161,990
5.00%, 11/01/18		1,000	1,221,490
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,412,248
5.00%, 11/01/25	(Call 05/01/17)	1,050	1,218,410
5.00%, 11/01/30	(Call 11/01/22)	1,250	1,487,883
Series C
5.00%, 11/01/33	(Call 11/01/20)	500	579,220
5.00%, 11/01/39	(Call 11/01/20)	750	847,733
Series C-1
5.00%, 11/01/27	(Call 11/01/17)	2,800	3,279,640
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,509,713
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,925,200
Series D-1
5.00%, 11/01/33	(Call 11/01/21)	1,000	1,176,790
5.00%, 11/01/38	(Call 11/01/21)	1,565	1,802,442

Security		Principal (000s)	Value

Series E
5.00%, 11/01/18		$1,500	$1,832,235
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	3,054,650
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,324,720
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,703,700
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,870,225
Series S-1
5.00%, 07/15/24	(Call 07/15/22)	600	729,870
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,178,550
5.00%, 07/15/33	(Call 07/15/22)	2,000	2,324,880
5.00%, 07/15/37	(Call 07/15/22)	1,000	1,143,090
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,656,601
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,073,480
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,879,667
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,157,630
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,739,970
Series S-2
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	291,733
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	675	770,411
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,588,622
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		1,500	1,683,105

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 11/01/16	(Call 05/01/15)	$500	$550,540
5.00%, 11/01/17	(Call 05/01/15)	2,000	2,200,720
Series A-1
5.00%, 11/01/13		3,070	3,170,420
5.00%, 11/01/14		3,960	4,274,622
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-2
5.00%, 11/01/18	(Call 11/01/15)	1,500	1,682,205
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16		500	584,110
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,342,440
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	2,250	2,456,775
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,073,750
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	3,000	3,386,520
5.25%, 12/15/43	(Call 12/15/21) (GOI)	100	114,779
New York Local Government Assistance Corp. RB Miscellaneous Revenue
Series C
5.00%, 04/01/13	(GOI)	750	753,345
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/13	(GOI)	500	502,230

Security		Principal (000s)	Value

5.00%, 04/01/20	(Call 04/01/18)	$225	$267,314
Series C
0.00%, 04/01/14	(GOI)	1,000	997,280
5.50%, 04/01/17	(GOI)	4,300	4,969,381
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13	(GOI)	500	508,260
5.00%, 07/01/17		1,000	1,173,010
5.00%, 07/01/22	(Call 07/01/18)	3,100	3,655,427
Series 1
5.50%, 07/01/40	(AMBAC)	530	709,034
Series A
4.00%, 05/15/18	(GOI)	2,000	2,288,280
5.00%, 05/15/18	(GOI)	2,000	2,389,220
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,449,668
5.00%, 07/01/41	(Call 07/01/21)	500	563,850
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,147,800
5.75%, 07/01/27	(NPFGC)	500	657,650
New York State Dormitory Authority RB Hospital Revenue
5.50%, 05/01/37	(Call 05/01/19)	850	968,932
5.75%, 05/01/37	(Call 05/01/19)	435	506,484
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20		1,000	1,251,190
5.00%, 12/15/21		1,500	1,892,355
5.00%, 03/15/25	(Call 03/15/18)	3,700	4,319,158
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,698,520
5.00%, 03/15/27	(PR 03/15/13)	1,000	1,002,260
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,997,980
5.00%, 06/15/31	(Call 12/15/22)	4,000	4,787,200
Series B
5.00%, 03/15/28	(Call 03/15/19)	500	595,640
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,746,480
5.00%, 03/15/42	(Call 03/15/22)	4,500	5,135,670
5.50%, 03/15/26	(AMBAC)	845	1,128,185
Series C
5.00%, 03/15/17		1,000	1,171,900
5.00%, 12/15/31	(Call 12/15/16)	3,500	3,972,080
5.00%, 03/15/34	(Call 03/15/21)	2,500	2,882,125

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 03/15/41	(Call 03/15/21)	$3,300	$3,730,914
Series D
2.50%, 08/15/13		5,000	5,053,750
5.00%, 06/15/14		1,100	1,168,266
5.00%, 06/15/18		585	706,031
5.00%, 03/15/25	(Call 09/15/16)	1,230	1,397,489
5.00%, 03/15/36	(Call 09/15/16)	1,200	1,353,024
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,074,986
Series F
5.00%, 03/15/30	(Call 03/15/15)	2,000	2,159,660
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/13	(NPFGC-FGIC)	520	528,533
5.00%, 07/01/15		560	615,552
5.50%, 07/01/18	(NPFGC-FGIC)	2,055	2,516,820
Series A
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,218,820
5.25%, 05/15/21		1,000	1,228,870
New York State Dormitory Authority RB Property Tax Series D
5.25%, 10/01/23	(Call 04/01/13) (NPFGC)	5	5,021
New York State Environmental Facilities Corp. RB Federal Grant Revenue
Series C
5.00%, 10/15/35	(Call 10/15/16)	1,850	2,087,725
New York State Environmental Facilities Corp. RB Miscellaneous Revenue
Series D
5.00%, 02/15/34	(Call 08/15/14)	500	529,965
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/13		2,790	2,834,361
Series A
5.00%, 06/15/17		1,000	1,183,760
5.00%, 06/15/22		2,650	3,391,443
5.00%, 06/15/24	(Call 06/15/22)	750	937,695
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	235,266

Security		Principal (000s)	Value

4.75%, 06/15/32	(Call 06/15/17)	$400	$449,404
5.00%, 06/15/31	(Call 06/15/21)	650	768,924
5.00%, 06/15/37	(Call 06/15/18)	1,360	1,553,922
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,318,860
Series E
5.00%, 06/15/30	(Call 06/15/14)	1,600	1,686,032
New York State Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 11/15/22	(GOI)	1,000	1,285,640
5.00%, 11/15/38	(Call 11/15/21) (GOI)	1,000	1,153,980
Series C
5.00%, 11/15/15	(NPFGC)	1,000	1,123,740
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	596,925
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/13	(NPFGC-FGIC)	525	527,331
5.00%, 04/01/14	(AGM)	3,730	3,923,251
5.00%, 04/01/15	(AGM)	3,220	3,529,989
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,250	1,400,963
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	2,070	2,302,047
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	1,340	1,490,214
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,723,328
5.50%, 04/01/20	(AMBAC)	620	784,480
Series F
4.00%, 01/01/15	(AMBAC)	350	371,959
5.00%, 01/01/17	(Call 01/01/15) (AMBAC)	1,000	1,085,670
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	1,500	1,751,145
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,958,858
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,486,490

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	$720	$833,962
Series I
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,131,040
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		1,655	1,983,286
5.00%, 03/15/22	(Call 09/15/20)	1,000	1,242,730
5.00%, 03/15/26	(Call 09/15/18)	1,700	2,002,855
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,339,000
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/14		1,080	1,135,339
5.00%, 04/01/15		1,065	1,166,111
5.00%, 04/01/18		725	868,724
5.00%, 04/01/19		550	669,889
Series A
2.50%, 04/01/13		5,000	5,010,850
4.00%, 04/01/15		2,050	2,202,007
5.00%, 04/01/21		500	624,235
5.00%, 04/01/30	(Call 04/01/22)	500	593,035
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,324,420
Series B
5.00%, 04/01/14		500	526,070
5.00%, 04/01/19	(Call 10/01/18)	2,700	3,271,158
5.00%, 04/01/20	(Call 10/01/18)	2,000	2,408,500
Series C
5.00%, 04/01/13		350	351,540
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,351,000
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,242,520
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		200	240,018
5.00%, 12/15/18		1,840	2,251,534
Series A
5.00%, 03/15/16		1,500	1,706,220
5.00%, 03/15/19		1,000	1,219,970
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,166,130

Security		Principal (000s)	Value

Series A-1
5.00%, 12/15/17		$2,000	$2,400,180
5.00%, 12/15/18		310	379,335
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,956,195
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,134,910
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	297,820
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,295,980
Series C
5.00%, 12/15/15		1,000	1,127,310
5.00%, 12/15/16		750	875,708
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.25%, 01/01/24	(Call 07/01/18)	250	293,775
Series D
5.00%, 01/01/16		2,275	2,542,904
5.25%, 01/01/17		460	534,060
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,202,150
5.25%, 01/01/21	(Call 01/01/19)	500	594,010
5.50%, 01/01/19		1,515	1,861,268
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,434,726
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 12/01/31	(Call 06/01/22) (GOI)	2,000	2,194,480
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	219,721
4.50%, 01/15/36	(Call 01/15/16) (GOI)	255	265,187
4.50%, 09/15/39	(Call 09/15/19) (GOI)	750	804,878
4.75%, 07/15/31	(Call 07/15/18) (GOI)	1,870	2,087,556
4.75%, 07/15/33	(Call 07/15/18) (GOI)	285	314,586
5.00%, 07/15/33	(Call 01/15/21) (GOI)	2,250	2,613,352

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 07/15/35	(Call 07/15/20) (GOI)	$500	$572,155
5.00%, 09/15/36	(Call 09/15/19) (GOI)	2,500	2,874,825
5.00%, 07/15/38	(Call 07/15/18) (GOI)	125	140,724
5.00%, 03/15/39	(Call 03/15/14) (GOI)	1,690	1,767,858
Series 5
5.38%, 03/01/28	(GOI)	2,000	2,514,240
Third Series
5.00%, 07/15/39	(Call 07/15/20) (GOI)	1,990	2,246,053
6.13%, 06/01/94	(Call 06/01/24) (GOI)	500	617,025
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	500	538,850
5.00%, 10/15/21	(Call 10/15/14) (NPFGC)	2,000	2,154,720
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	1,220	1,313,550
5.00%, 10/15/24	(Call 10/15/14) (NPFGC)	530	570,460
5.00%, 10/15/25	(Call 10/15/14) (NPFGC)	1,000	1,076,000
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	850	910,461
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	3,235	3,452,521
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	539,840
5.25%, 10/15/27	(Call 10/15/14) (AMBAC)	1,000	1,076,030
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,210,946
Series C
3.00%, 02/01/16		1,035	1,111,631

Security		Principal (000s)	Value

5.00%, 04/15/13		$1,175	$1,182,532
5.00%, 04/15/14		500	527,845
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
0.00%, 11/15/31		1,000	497,470
5.00%, 01/01/23	(Call 01/01/22) (GOI)	1,000	1,239,250
5.00%, 01/01/25	(Call 01/01/22) (GOI)	1,000	1,211,310
5.00%, 01/01/26	(Call 01/01/22) (GOI)	685	824,891
5.00%, 01/01/27	(Call 01/01/22) (GOI)	2,700	3,222,936
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,371,820
5.00%, 11/15/37	(Call 05/15/18) (GOI)	4,950	5,662,899
Series B
0.00%, 11/15/32		1,420	696,808
5.00%, 11/15/20		3,500	4,352,775
5.00%, 11/15/21		1,130	1,414,704
5.25%, 11/15/13	(GOI)	1,250	1,295,463
5.25%, 11/15/15	(GOI)	1,575	1,778,222
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	275	318,417
Series D
5.00%, 11/15/26	(Call 11/15/18)	800	909,088
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,354,540
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,286,430
Series Y
5.50%, 01/01/17	(GOI)	725	806,497
Triborough Bridge & Tunnel Authority RB Transit Revenue Series B
5.00%, 11/15/20		2,500	3,109,125

			675,442,192

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

NORTH CAROLINA — 1.58%
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/38	(Call 07/01/18)	$2,000	$2,327,840
County of Mecklenburg GO
Series A
5.00%, 08/01/16		525	605,031
5.00%, 12/01/21		2,500	3,206,600
Series C
5.00%, 02/01/14		750	783,270
5.00%, 03/01/17		500	587,700
County of Wake GO
Series C
5.00%, 03/01/20		1,000	1,252,780
5.00%, 03/01/25		1,550	2,039,366
Series D
4.00%, 02/01/17		2,125	2,408,475
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	611,255
5.00%, 01/01/21		2,600	3,184,558
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,277,120
6.00%, 01/01/22		390	510,303
Series D
5.50%, 01/01/14		700	730,569
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	541,675
5.00%, 01/01/18		1,500	1,775,850
5.25%, 01/01/17		1,000	1,165,120
Series B
5.00%, 01/01/21	(Call 01/01/20)	2,500	3,005,625
North Carolina Turnpike Authority RB Miscellaneous Revenue
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,692,720

Security		Principal (000s)	Value

Raleigh Durham Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 05/01/32	(Call 05/01/20)	$630	$722,005
State of North Carolina GO
5.00%, 03/01/13		1,000	1,000,400
Series A
5.00%, 03/01/15		2,130	2,329,134
5.00%, 03/01/16		530	601,804
5.00%, 09/01/16		1,125	1,300,421
5.00%, 03/01/17		1,185	1,392,849
Series B
5.00%, 06/01/13		1,000	1,012,510
5.00%, 04/01/14		500	526,100
5.00%, 06/01/14		1,000	1,059,990
5.00%, 04/01/15		1,565	1,717,040
5.00%, 06/01/16		535	612,896
5.00%, 06/01/17		400	473,960
5.00%, 06/01/19		1,000	1,240,550
Series C
4.00%, 05/01/21		1,000	1,191,990
5.00%, 05/01/19		1,000	1,238,330
5.00%, 05/01/22		2,050	2,630,437
State of North Carolina RB Federal Grant Revenue
5.25%, 03/01/20	(Call 03/01/19)	500	610,300
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,752,375
Series B
5.00%, 11/01/18		1,000	1,220,320
5.00%, 11/01/23	(Call 11/01/21)	500	619,940
Series C
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,178,110
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,168,030
5.00%, 03/01/18		500	598,735

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Town of Cary RB Water Revenue
5.00%, 12/01/42	(Call 12/01/22)	$1,000	$1,170,830
University of North Carolina at Chapel Hill Board of Governors RB College & University Revenue
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,369,662

			57,444,575
OHIO — 0.78%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues
Series A
5.00%, 02/15/38	(Call 02/15/18)	1,000	1,083,970
5.25%, 02/15/28	(Call 02/15/18)	1,000	1,149,480
Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	26,085
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,344,290
City of Cleveland Airport System RB Port Airport & Marina Revenue Series A
5.00%, 01/01/29	(Call 01/01/22)	1,000	1,131,040
City of Columbus GO Series A
4.00%, 06/01/13		650	656,402
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27	(Call 12/01/17)	1,500	1,738,035
5.00%, 06/01/31	(Call 12/01/17)	2,670	3,048,980
Columbus City School District GO
5.00%, 12/01/28	(PR 06/01/13) (FGIC)	3,800	3,847,652
Ohio State Turnpike Commission RB Highway Revenue Tolls Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,707,465
Ohio State University (The) RB College & University Revenue
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,037,490
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,149,690

Security		Principal (000s)	Value

State of Ohio GO
Series A
5.00%, 09/15/16		$1,000	$1,153,930
5.38%, 09/01/28	(Call 03/01/18)	1,970	2,358,445
Series C
5.00%, 09/15/15		500	557,310
5.00%, 09/15/21		1,500	1,888,290
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		800	912,008
5.75%, 06/15/19	(Call 06/15/18)	2,800	3,434,144

			28,224,706
OKLAHOMA — 0.19%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	500	590,625
5.25%, 06/01/40	(Call 06/01/20)	500	582,910
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,000	2,009,140
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	768,450
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		500	580,315
5.00%, 01/01/20		1,500	1,847,805
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	597,535

			6,976,780
OREGON — 0.39%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	2,850	3,019,148
5.00%, 06/01/15		440	484,928
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,168,010

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Oregon State Department of Administrative Services RB Miscellaneous Revenue
Series A
5.00%, 04/01/13	(AGM)	$1,500	$1,506,660
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series A
4.50%, 11/15/32	(Call 11/15/17)	3,725	4,026,651
State of Oregon GO
Series A
4.50%, 08/01/32	(Call 08/01/17)	3,665	3,963,807

			14,169,204
PENNSYLVANIA — 2.87%
Allegheny County Sanitary Authority RB Sewer Revenue
Series A
5.00%, 12/01/21	(Call 12/01/15) (NPFGC)	1,000	1,105,540
City of Philadelphia RB Port Airport & Marina Revenue
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	537,895
City of Philadelphia RB Water & Wastewater Revenue
5.25%, 12/15/14	(AMBAC)	2,000	2,105,940
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	328,140
Series C
5.00%, 08/01/17	(AGM)	370	432,434
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,118,100
Commonwealth Financing Authority RB Lease Appropriation
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,127,820
Commonwealth of Pennsylvania GO
First Series
4.00%, 07/15/13		700	710,276

Security		Principal (000s)	Value

4.00%, 09/01/16		$1,000	$1,119,190
5.00%, 02/15/14		750	784,935
5.00%, 07/01/18		1,000	1,210,440
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,262,194
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,462,460
5.00%, 10/01/26	(Call 10/01/16)	1,085	1,234,350
5.00%, 11/15/26	(Call 11/15/21)	1,000	1,220,270
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,441,580
5.00%, 11/15/29	(Call 11/15/21)	500	601,655
Second Series
5.00%, 07/01/13	(NPFGC-FGIC)	3,300	3,354,747
5.00%, 01/01/15		1,500	1,628,220
5.00%, 03/01/17		500	585,525
5.00%, 07/01/18		2,460	2,977,682
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,179,270
5.00%, 01/01/19	(PR 01/01/16)	2,000	2,255,440
5.00%, 05/01/19		2,600	3,192,722
5.00%, 07/01/19		475	585,224
5.00%, 01/01/20	(PR 01/01/16)	3,900	4,398,108
5.00%, 05/01/20		755	940,496
5.00%, 07/01/20		1,355	1,692,571
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,845,975
5.00%, 07/01/21		500	631,800
5.00%, 01/01/26	(Call 01/01/16)	1,150	1,279,226
Series A
5.00%, 05/01/14		1,000	1,056,510
5.00%, 05/01/16		3,500	3,991,540
5.00%, 02/15/17		500	584,675
Third Series
5.00%, 09/01/13		1,625	1,665,137
5.00%, 09/01/14	(AGM)	1,250	1,339,850
5.00%, 07/15/17		525	621,994
5.25%, 07/01/15		1,800	2,003,256
County of Chester GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,641,057
Delaware River Port Authority RB Highway Revenue Tolls
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,127,450
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	557,165

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Delaware Valley Regional Finance Authority RB Miscellaneous Revenue Series A
5.50%, 08/01/28	(AMBAC)	$610	$723,094
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14		3,000	3,153,900
5.00%, 07/01/15		920	1,020,133
5.00%, 07/01/16		500	574,825
5.00%, 07/01/18		3,000	3,648,780
5.00%, 07/01/19		2,500	3,097,350
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,184,420
5.00%, 01/01/22	(Call 07/01/17)	500	582,930
5.00%, 07/01/22	(Call 07/01/16)	1,000	1,135,230
5.00%, 01/01/23	(Call 01/01/16)	1,000	1,115,060
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue Series A
5.00%, 05/01/31	(Call 05/01/21)	700	793,205
Pennsylvania State Public School Building Authority RB Lease Revenue Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,913,796
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34	(Call 12/01/20)	500	491,165
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,118,660
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,844,325
Series A
5.00%, 12/01/34	(Call 12/01/14) (AMBAC)	1,250	1,335,862
5.00%, 12/01/37	(Call 12/01/22)	1,000	1,129,220
5.25%, 12/01/32	(Call 12/01/14) (AMBAC)	1,000	1,073,040

Security		Principal (000s)	Value

Series A-1
5.00%, 06/01/38	(Call 06/01/18) (AGM)	$500	$561,035
Series B
5.00%, 12/01/18		1,905	2,287,772
5.00%, 12/01/24	(Call 12/01/19)	500	579,760
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,224,200
5.25%, 06/01/24	(Call 06/01/19)	575	663,504
5.25%, 06/01/39	(Call 06/01/19)	2,780	3,020,220
5.75%, 06/01/39	(Call 06/01/19)	250	282,703
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,276,064
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	506,335
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,260,433
State Public School Building Authority RB Lease Appropriation
5.25%, 06/01/26	(PR 06/01/13) (AGM)	1,000	1,012,930
5.50%, 06/01/28	(AGM)	470	619,784

			104,168,594
PUERTO RICO — 4.21%
Commonwealth of Puerto Rico GO
5.50%, 07/01/13	(FGIC)	550	556,919
5.50%, 07/01/15	(AGM)	630	678,390
5.50%, 07/01/16	(AGM)	200	220,160
Series A
5.00%, 07/01/13		500	505,445
5.00%, 07/01/14	(AGM)	1,100	1,143,516
5.00%, 07/01/16	(AGM)	230	249,511
5.00%, 07/01/20		1,785	1,895,170
5.00%, 07/01/23	(Call 07/01/18)	1,000	1,017,270
5.00%, 07/01/29	(Call 07/01/14)	775	771,520
5.00%, 07/01/33	(Call 07/01/22)	1,000	986,120
5.00%, 07/01/41	(Call 07/01/22)	2,250	2,216,318
5.13%, 07/01/37	(Call 07/01/22)	1,000	1,001,770
5.25%, 07/01/15		555	585,347
5.25%, 07/01/24	(Call 07/01/16)	1,000	1,015,530
5.50%, 07/01/17		1,000	1,086,160
5.50%, 07/01/17	(XLCA)	1,675	1,819,318
5.50%, 07/01/18		2,785	3,043,448

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.50%, 07/01/19	(NPFGC)	$1,000	$1,094,950
5.50%, 07/01/39	(Call 07/01/22)	2,500	2,560,325
5.75%, 07/01/41	(Call 07/01/21)	1,970	2,072,361
6.00%, 07/01/40	(Call 07/01/21)	1,230	1,319,027
Series B
5.25%, 07/01/17	(Call 07/01/16)	1,780	1,885,999
5.75%, 07/01/38	(Call 07/01/19)	2,425	2,534,683
5.88%, 07/01/36	(Call 07/01/14)	2,000	2,024,880
Series C
5.75%, 07/01/37	(Call 07/01/16) (AGM)	600	632,616
Series E
5.38%, 07/01/30	(Call 07/01/21)	1,000	1,019,100
5.50%, 07/01/31	(Call 07/01/21)	1,500	1,540,245
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13		300	307,005
5.00%, 12/01/14		1,300	1,358,175
5.00%, 12/01/15		1,460	1,538,869
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 07/01/29	(Call 07/01/22)	1,000	1,013,350
5.00%, 07/01/42	(Call 07/01/22)	2,000	1,972,600
Series LL
5.50%, 07/01/17	(NPFGC)	525	579,180
Series NN
5.00%, 07/01/32	(PR 07/01/13) (NPFGC)	1,340	1,361,949
Series TT
5.00%, 07/01/32	(Call 07/01/17)	2,000	1,990,060
5.00%, 07/01/37	(Call 07/01/17)	4,100	4,065,519
Series V
5.25%, 07/01/30	(NPFGC-FGIC)	2,500	2,548,425
Series WW
5.25%, 07/01/33	(Call 07/01/18)	1,500	1,513,785
5.50%, 07/01/38	(Call 07/01/18)	4,820	4,917,846
Series XX
5.25%, 07/01/40	(Call 07/01/20)	1,500	1,515,360

Security		Principal (000s)	Value

Series ZZ
4.00%, 07/01/16		$125	$130,420
5.25%, 07/01/19		1,260	1,384,450
5.25%, 07/01/26	(Call 07/01/20)	1,500	1,559,130
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33	(PR 07/01/13)	1,000	1,016,560
Series J
5.13%, 07/01/39	(PR 07/01/14)	410	436,925
5.13%, 07/01/43	(PR 07/01/14)	700	745,969
Series X
5.50%, 07/01/15		50	52,951
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series BB
5.25%, 07/01/22	(AGM)	500	598,343
Series CC
5.25%, 07/01/32	(AGM)	240	264,055
5.25%, 07/01/36	(AGM)	2,035	2,204,597
5.50%, 07/01/30		800	832,736
Series K
5.00%, 07/01/30	(Call 07/01/15)	700	692,755
5.00%, 07/01/40	(PR 07/01/15)	400	444,232
Series L
5.25%, 07/01/38	(AMBAC)	3,040	3,056,781
Series M
5.00%, 07/01/32	(Call 07/01/17)	1,020	1,005,016
5.00%, 07/01/46	(Call 07/01/17)	3,800	3,718,262
Series N
5.25%, 07/01/31	(AMBAC)	1,040	1,052,168
5.25%, 07/01/36	(AGM)	2,000	2,142,960
Series X
5.50%, 07/01/15		150	162,798
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series A
0.00%, 07/01/33	(FGIC)	900	264,780
Series C
5.50%, 07/01/15		500	525,725

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.50%, 07/01/16	(AMBAC)	$1,250	$1,329,350
5.50%, 07/01/17	(AMBAC)	2,550	2,742,474
5.50%, 07/01/25	(AMBAC)	4,625	4,866,240
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/15	(AGM)	925	987,271
5.25%, 08/01/17	(AGM)	760	844,998
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	1,650	1,771,193
Series I
5.00%, 07/01/36	(Call 07/01/14) (GTD)	3,000	2,947,080
Series P
6.25%, 07/01/26	(Call 07/01/19) (GTD)	1,000	1,097,860
6.75%, 07/01/36	(Call 07/01/19) (GTD)	2,500	2,766,500
Puerto Rico Public Buildings Authority RB Lease Revenue
Series Q
5.50%, 07/01/37	(Call 07/01/14) (GTD)	310	311,445
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
1.00%, 08/01/32	(Call 08/01/26)	2,000	2,118,020
Series A
0.00%, 08/01/31		500	182,355
0.00%, 08/01/33		2,000	635,840
0.00%, 08/01/34		1,000	298,950
0.00%, 08/01/35		5,375	1,494,841
0.00%, 08/01/36		4,500	1,173,735
0.00%, 08/01/41	(NPFGC-FGIC)	2,000	416,360
0.00%, 08/01/42	(NPFGC-FGIC)	2,000	389,960
0.00%, 08/01/43	(NPFGC)	500	91,835
0.00%, 08/01/44	(NPFGC)	3,000	518,460
0.00%, 08/01/45	(NPFGC)	1,000	161,950
0.00%, 08/01/46	(NPFGC)	7,750	1,172,033

Security		Principal (000s)	Value

0.00%, 08/01/47	(AMBAC)	$5,500	$781,330
0.00%, 08/01/54	(AMBAC)	48,925	4,287,787
0.00%, 08/01/56		5,000	387,650
4.38%, 08/01/20	(Call 02/01/20)	215	239,413
5.00%, 08/01/18		220	256,856
5.00%, 08/01/24	(Call 08/01/19)	805	879,342
5.25%, 08/01/27	(Call 08/01/19)	1,430	1,545,573
5.38%, 08/01/39	(Call 02/01/20)	3,000	3,174,720
5.50%, 08/01/23	(Call 08/01/19)	520	589,139
5.50%, 08/01/28	(PR 08/01/19)	5	6,393
5.50%, 08/01/28	(Call 08/01/19)	965	1,056,559
5.50%, 08/01/37	(Call 02/01/20)	345	368,491
5.50%, 08/01/42	(Call 02/01/20)	1,250	1,330,500
5.75%, 08/01/37	(Call 08/01/19)	4,000	4,322,440
6.00%, 08/01/42	(Call 08/01/19)	9,625	10,619,840
Series A-1
0.00%, 08/01/23		2,100	1,304,184
5.00%, 08/01/43	(Call 08/01/21)	900	936,360
Series C
0.00%, 08/01/37		1,000	265,740
0.00%, 08/01/38		11,000	2,576,040
0.00%, 08/01/39		5,000	1,176,850
5.00%, 08/01/22	(Call 08/01/21)	500	598,200
5.00%, 08/01/46	(Call 08/01/21)	1,500	1,597,185
5.13%, 08/01/42	(Call 08/01/20) (AGM)	1,360	1,461,021
5.25%, 08/01/40	(Call 08/01/21)	1,000	1,091,620
5.25%, 08/01/41	(Call 08/01/20)	1,250	1,316,638

			152,938,455
RHODE ISLAND — 0.05%
Rhode Island Convention Center Authority RB Miscellaneous Revenue
Series B
5.25%, 05/15/15	(NPFGC)	315	326,680
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.25%, 06/15/19	(AGM)	1,200	1,468,368

			1,795,048

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

SOUTH CAROLINA — 0.85%
City of Columbia RB Waterworks & Sewer System Revenue
Series A
5.00%, 02/01/41	(Call 02/01/21)	$500	$571,195
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20	(AGM)	1,000	1,221,000
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,123,940
Piedmont Municipal Power Agency RB Electric Power & Light Revenues
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,188,740
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,741,046
5.50%, 01/01/38	(Call 01/01/19)	2,600	3,018,340
Series B
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	1,315	1,472,616
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,450	1,630,974
South Carolina State Public Service Authority RB Miscellaneous Revenue
Series A
5.00%, 01/01/20	(PR 01/01/14) (AMBAC)	6,010	6,252,443
South Carolina State Public Service Authority RB Water Revenue
Series C
5.00%, 12/01/36	(Call 12/01/21)	500	569,475
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,050,600

Security		Principal (000s)	Value

5.00%, 10/01/33	(PR 10/01/13) (AMBAC)	$575	$591,278
5.25%, 10/01/40	(Call 10/01/19)	500	564,585
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	990,070
3.63%, 10/01/33	(Call 10/01/22)	875	875,683
5.00%, 10/01/17		1,000	1,184,350
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series B
5.25%, 10/01/13	(AMBAC)	830	854,460
State of South Carolina GO
Series A
4.00%, 06/01/15		500	540,875
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,147,280
5.00%, 03/01/15		1,000	1,093,270
5.00%, 06/01/17		800	947,544
5.00%, 06/01/18		1,000	1,215,370

			30,845,134
TENNESSEE — 0.67%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	1,250	1,397,412
5.25%, 10/01/17	(NPFGC)	1,000	1,203,580
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,000	1,233,050
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		1,575	1,705,914
5.00%, 12/01/15		300	337,842
5.00%, 12/01/17		1,000	1,199,790
Series A
5.00%, 12/01/13	(NPFGC)	2,000	2,073,800
5.00%, 12/01/14	(PR 12/01/13) (NPFGC)	2,000	2,072,900
5.00%, 12/01/15	(PR 12/01/13) (NPFGC)	300	310,935
5.00%, 12/01/16	(PR 12/01/13) (NPFGC)	250	259,113

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	$1,285	$1,352,589
5.00%, 03/01/24		1,000	1,286,200
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/19		750	925,065
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,188,060
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,253,480
Series D
5.00%, 07/01/16		1,500	1,723,395
Metropolitan Government of Nashville & Davidson County RB Electric Power & Light Revenues
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,191,029
State of Tennessee GO
Series A
4.00%, 08/01/17		2,000	2,295,180
5.00%, 08/01/21		1,000	1,274,930

			24,284,264
TEXAS — 7.71%
Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,163,390
City of Austin RB Electric Power & Light Revenues
5.00%, 11/15/13	(AGM)	1,470	1,520,142
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,147,420
City of Austin RB Water & Wastewater Revenue
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,168,320
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,154,810
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,141,650
City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31	(Call 09/01/15) (AMBAC)	500	540,475

Security		Principal (000s)	Value

City of Dallas GOL
Series A
5.00%, 02/15/18		$1,600	$1,919,744
5.00%, 02/15/20		650	807,281
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	275	295,804
5.00%, 10/01/15	(AMBAC)	1,200	1,342,836
5.00%, 10/01/17	(AMBAC)	750	895,358
5.00%, 10/01/39	(Call 10/01/20)	850	961,545
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,719,570
City of Houston GO
Series A
5.00%, 03/01/15		1,500	1,636,620
City of Houston GOL
5.00%, 03/01/19	(Call 09/01/15) (AMBAC)	560	623,375
Series A
5.00%, 03/01/18		1,000	1,196,920
5.00%, 03/01/19	(Call 03/01/18)	500	593,800
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	190	211,706
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,179,590
5.25%, 03/01/28	(Call 03/01/18)	1,235	1,442,826
City of Houston RB Multiple Utility Revenue
Series A
5.25%, 11/15/17	(AGM)	825	992,541
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	872,835
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,728,213
Series B
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,729,560
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,149,540
City of Houston RB Sewer Revenue
Series A
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,194,130
Series E
5.00%, 11/15/16		1,000	1,158,160

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

City of Houston RB Utility Revenue
Series E
5.00%, 11/15/13		$2,000	$2,067,860
5.00%, 11/15/14		1,950	2,104,030
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	5,132,160
5.13%, 05/15/28	(Call 05/15/14) (NPFGC)	1,000	1,050,530
5.25%, 05/15/14	(NPFGC)	1,210	1,282,406
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,224,090
Series C
5.00%, 11/15/18		750	912,382
Series D
5.00%, 11/15/21		890	1,118,552
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,167,340
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,155,640
City of San Antonio GO
5.00%, 02/01/19		500	611,425
City of San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,565,115
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		500	565,110
5.00%, 02/01/23		1,000	1,264,000
5.00%, 02/01/32	(PR 02/01/17)	40	46,632
5.00%, 02/01/32	(Call 02/01/17)	5,295	6,037,465
5.25%, 02/01/25		2,370	3,112,023
5.38%, 02/01/14		1,000	1,047,900
5.38%, 02/01/15		2,680	2,938,138
Series A
5.00%, 02/01/24	(PR 02/01/15)	3,150	3,429,153
Series D
5.00%, 02/01/17		1,250	1,459,900
5.00%, 02/01/18		1,000	1,197,500
5.00%, 02/01/19		500	610,460

Security		Principal (000s)	Value

City of San Antonio RB Water Revenue
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	$1,300	$1,377,129
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,216,140
County of Fort Bend GOL
4.75%, 03/01/31	(Call 03/01/17) (NPFGC)	1,485	1,649,241
County of Harris GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,774,964
Series B
5.00%, 10/01/25	(Call 10/01/16)	3,400	3,886,098
County of Harris GOL
Series A
5.25%, 10/01/24	(PR 10/01/14)	3,000	3,237,870
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,138,750
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	500	533,940
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	590,490
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,592,230
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,101,030
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(Call 02/15/17) (PSF)	4,000	4,565,480
5.00%, 02/15/35	(Call 02/15/17) (PSF)	1,200	1,364,664
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33	(Call 12/01/18)	250	289,813
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	4,735	5,309,166
5.25%, 12/01/29	(AMBAC)	1,050	1,383,868
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,156,870

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Dallas Area Rapid Transit RB Transit Revenue
5.00%, 12/01/42	(Call 12/01/22)	$2,550	$2,948,208
Dallas Independent School District GO
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,222,730
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	608,525
Series A
5.00%, 08/15/25	(PR 08/15/14) (PSF)	700	748,804
5.00%, 08/15/28	(PR 08/15/14) (PSF)	6,500	6,953,180
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16		500	571,125
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,114,390
5.00%, 11/01/45	(Call 11/01/20)	500	555,405
5.25%, 11/01/38	(Call 11/01/20)	500	568,150
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,133,230
Series C
5.00%, 11/01/45	(Call 11/01/21)	1,000	1,113,720
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,260,620
Fort Bend Grand Parkway Toll Road Authority RB Highway Revenue Tolls
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,153,440
Grand Prairie Independent School District GO
5.00%, 02/15/37	(Call 02/15/17)	1,000	1,120,380
Harris County Flood Control District RB Miscellaneous Revenue
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,500	1,726,455
Harris County Flood Control District SO Contract Tax
Series A
5.25%, 10/01/21		1,000	1,288,650

Security		Principal (000s)	Value

Harris County Metropolitan Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/36	(Call 11/01/21)	$1,000	$1,157,510
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,143,510
Houston Community College District GOL
5.00%, 02/15/43		2,000	2,292,180
Houston Independent School District GO
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	500	579,820
Houston Independent School District GOL
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	2,033,080
Klein Independent School District GO Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	274,730
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/13		1,585	1,601,374
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,666,500
5.25%, 01/01/15		1,310	1,427,219
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,249,360
6.25%, 05/15/28	(Call 05/15/18)	1,500	1,810,965
Lower Colorado River Authority RB Miscellaneous Revenue
5.75%, 05/15/28	(PR 05/15/15)	855	955,873
5.75%, 05/15/28	(Call 05/15/15)	85	92,841
Midland County Fresh Water Supply District No. 1 RB Water Revenue
Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	494,763
North East Independent School District GO
5.25%, 02/01/27	(PSF)	530	698,074

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series A
5.00%, 08/01/37	(Call 08/01/17) (PSF)	$500	$574,830
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31	(Call 09/01/16) (NPFGC)	1,500	1,685,115
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,966,390
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43	(Call 09/01/31)	500	380,180
5.75%, 01/01/38	(Call 01/01/18)	3,600	3,983,040
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,184,400
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	570,600
6.00%, 01/01/43	(Call 01/01/21)	250	291,963
Series A
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,986,975
5.50%, 09/01/41	(Call 09/01/21)	1,580	1,877,293
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,194,961
6.00%, 09/01/41	(Call 09/01/21)	1,000	1,237,360
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,148,650
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,600	469,328
0.00%, 09/01/43	(Call 09/01/31)	2,500	457,900
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,107,100
5.00%, 01/01/42	(Call 01/01/22)	6,930	7,703,180
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	414,905
5.25%, 01/01/44	(Call 01/01/19)	3,370	3,664,134
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,204,780
Series D
5.00%, 09/01/24	(Call 09/01/21)	1,000	1,214,190
5.00%, 09/01/32	(Call 09/01/21)	1,450	1,682,870
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	563,445
North Texas Tollway Authority RB Miscellaneous Revenue
0.00%, 01/01/38	(AGM)	1,500	507,555

Security		Principal (000s)	Value

Series A
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	$9,960	$11,180,698
Series D
0.00%, 01/01/31	(AGM)	1,370	665,272
0.00%, 01/01/34	(AGM)	3,500	1,462,790
Series E-3
5.75%, 01/01/38		1,150	1,305,077
Pharr-San Juan-Alamo Independent School District GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	341,448
Plano Independent School District GO
Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,981,690
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	582,985
San Antonio Independent School District GO
5.00%, 08/15/23	(Call 08/15/15) (PSF)	975	1,082,737
San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/42	(Call 09/15/22)	2,000	2,034,320
State of Texas GO
4.50%, 04/01/33	(Call 04/01/17)	2,870	3,167,533
5.00%, 10/01/15		1,250	1,400,175
5.00%, 10/01/21		1,000	1,276,050
5.00%, 04/01/26	(Call 04/01/18)	1,050	1,218,199
5.00%, 04/01/27	(Call 04/01/18)	1,300	1,504,802
5.00%, 04/01/28	(Call 04/01/16)	1,000	1,119,130
5.00%, 04/01/30	(Call 04/01/16)	2,850	3,183,678
5.00%, 04/01/36	(Call 04/01/22)	1,500	1,768,500
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,489,810
Series A
4.75%, 04/01/35	(Call 04/01/15)	5,600	5,998,272
5.00%, 04/01/26	(Call 04/01/15)	2,850	3,088,773
5.00%, 04/01/33	(Call 04/01/17)	3,800	4,297,610

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Tarrant Regional Water District RB Water Revenue
5.00%, 03/01/37	(Call 03/01/22)	$1,500	$1,736,550
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		995	1,011,368
5.00%, 07/01/14		1,270	1,350,747
5.00%, 07/01/15		2,740	3,031,426
5.00%, 01/01/16		500	562,950
5.00%, 01/01/17	(Call 01/01/16)	1,000	1,125,900
5.00%, 07/01/17	(Call 01/01/16)	1,500	1,687,485
Series B
5.00%, 07/01/18	(Call 07/01/15)	1,330	1,469,969
5.00%, 07/01/19	(Call 07/01/14)	1,500	1,594,950
5.00%, 01/01/20	(Call 07/01/13)	675	687,683
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		300	325,791
5.00%, 04/01/23	(Call 04/01/16)	500	563,555
5.25%, 04/01/14		2,550	2,690,199
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/13		1,000	1,004,440
5.00%, 04/01/16		500	568,525
5.00%, 04/01/24	(Call 04/01/17)	2,000	2,319,580
5.00%, 04/01/25	(Call 04/01/16)	500	562,575
5.00%, 04/01/26	(Call 04/01/17)	1,000	1,152,400
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,336,944
Series A
4.00%, 08/15/38	(Call 08/15/22)	2,500	2,503,875
5.00%, 04/01/17		800	939,328
5.00%, 08/15/41	(Call 08/15/22)	2,100	2,303,973
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,500	1,514,145
Texas State Transportation Commission RB Miscellaneous Revenue
5.00%, 04/01/20	(Call 04/01/16)	595	672,582

Security		Principal (000s)	Value

Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 08/15/21	(AMBAC)	$500	$396,965
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/27	(Call 07/15/17)	250	288,338
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/22		1,000	1,279,810
Series B
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,169,100

			280,392,372
UTAH — 0.70%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,182,550
5.25%, 07/01/20	(Call 07/01/13)	1,000	1,017,130
5.25%, 07/01/22	(Call 07/01/13)	1,000	1,016,330
5.50%, 07/01/14	(Call 07/01/13)	1,000	1,018,340
State of Utah GO
Series A
5.00%, 07/01/13		3,000	3,049,770
5.00%, 07/01/16		500	574,645
5.00%, 07/01/16	(PR 07/01/13)	1,400	1,422,932
5.00%, 07/01/17		685	814,136
5.00%, 07/01/22	(Call 07/01/21)	2,540	3,207,284
Series C
4.00%, 07/01/13		2,795	2,831,838
5.00%, 07/01/15		1,375	1,524,311
5.00%, 07/01/18		1,500	1,827,900
Utah Transit Authority RB Sales Tax Revenue
5.00%, 06/15/42	(Call 06/15/22)	1,000	1,128,270
Series A
5.00%, 06/15/28	(Call 06/15/18)	1,275	1,487,734

80	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 06/15/32	(Call 06/15/18) (AGM)	$1,500	$1,736,025
5.00%, 06/15/36	(Call 06/15/18) (AGM)	1,500	1,723,380

			25,562,575
VIRGIN ISLANDS — 0.04%
Virgin Islands Public Finance Authority RB Sales Tax Revenue
5.00%, 10/01/25	(Call 10/01/20)	650	724,808
5.00%, 10/01/29	(Call 10/01/20)	505	554,046

			1,278,854
VIRGINIA — 0.63%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		500	608,265
5.00%, 06/01/19		500	620,620
County of Fairfax GO
Series A
5.00%, 10/01/13	(SAW)	1,500	1,542,870
Series B
5.00%, 04/01/23	(SAW)	1,000	1,294,080
Series C
5.00%, 10/01/16	(SAW)	425	492,911
5.00%, 10/01/17	(SAW)	1,360	1,629,035
County of Loudoun GO
Series B
5.00%, 11/01/19		500	626,075
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38	(Call 04/01/18)	375	425,659
Upper Occoquan Sewage Authority RB Sewer Revenue
Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,196,160
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20		900	1,119,276
Virginia Commonwealth Transportation Board RB Fuel Sales Tax Revenue
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,210,980

Security		Principal (000s)	Value

Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		$500	$514,305
Virginia Commonwealth Transportation Board RB Transit Revenue
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,094,390
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	601,165
5.00%, 05/15/33	(Call 05/15/21) (SAP)	1,000	1,169,990
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,169,190
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 08/01/23	(Call 08/01/22) (GOI)	1,000	1,251,940
Series B
5.25%, 08/01/14		1,505	1,612,156
Series C
5.00%, 08/01/15	(SAW)	680	755,011
5.00%, 08/01/18	(SAW)	2,475	3,002,026
5.00%, 08/01/19	(SAW)	750	925,560

			22,861,664
WASHINGTON — 2.78%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32	(Call 11/01/17) (AGM)	1,400	1,592,766
5.00%, 11/01/36	(Call 11/01/17)	3,150	3,591,283
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,397,436
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	611,670
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,209,630
5.00%, 02/01/24	(Call 02/01/20)	500	593,560

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

County of King GOL
4.75%, 01/01/34	(Call 01/01/18)	$900	$1,018,539
County of King RB Sewer Revenue
5.00%, 01/01/38	(Call 01/01/18)	4,600	5,249,658
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,118,290
5.00%, 01/01/52	(Call 01/01/22)	1,000	1,109,160
5.13%, 01/01/41	(Call 01/01/21)	500	569,050
Series B
5.00%, 01/01/15		2,000	2,170,960
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13	(AMBAC)	605	615,019
5.00%, 07/01/14		1,000	1,063,580
5.00%, 07/01/15		250	276,590
5.00%, 07/01/17		3,000	3,545,730
5.00%, 07/01/19		1,365	1,680,806
5.00%, 07/01/21		1,000	1,252,970
5.00%, 07/01/22	(Call 07/01/16)	1,500	1,756,080
5.00%, 07/01/23	(Call 07/01/21)	2,000	2,439,920
5.00%, 07/01/24	(Call 07/01/16)	2,370	2,680,423
5.25%, 07/01/13	(NPFGC)	2,670	2,716,485
5.25%, 07/01/16		580	669,506
5.25%, 07/01/18		125	152,856
5.25%, 07/01/18	(Call 07/01/14) (NPFGC)	150	159,945
5.50%, 07/01/13		330	336,029
5.50%, 07/01/15		2,295	2,565,787
Series B
5.00%, 07/01/17		100	118,191
Series C
5.00%, 07/01/14		750	797,685
FYI Properties RB Lease Non-Terminable
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,126,440
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13		1,000	1,012,520

Security		Principal (000s)	Value

NJB Properties RB Lease Revenue
Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	$1,000	$1,083,170
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/30	(Call 06/01/20)	800	927,368
5.00%, 06/01/40	(Call 06/01/20)	1,600	1,808,368
Series A
5.00%, 08/01/31	(Call 08/01/22)	1,000	1,172,980
Snohomish County School District No. 201 GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	597,085
State of Washington GO
5.00%, 01/01/16		1,310	1,474,929
Series A
4.00%, 07/01/13		1,000	1,013,140
5.00%, 07/01/25	(Call 07/01/18)	1,330	1,572,791
5.00%, 07/01/27	(Call 07/01/18)	4,750	5,548,380
5.00%, 07/01/31	(Call 07/01/18)	3,400	3,957,328
5.00%, 08/01/35	(Call 08/01/21)	500	581,630
Series B-1
4.00%, 08/01/14		500	526,565
Series C
5.00%, 01/01/27	(Call 01/01/18)	1,000	1,154,240
5.00%, 01/01/28	(Call 01/01/18)	1,000	1,154,240
5.00%, 06/01/41	(Call 06/01/21)	5,000	5,706,800
Series D
5.00%, 01/01/29	(PR 01/01/14) (AMBAC)	1,675	1,742,569
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,165,780
Series E
5.00%, 01/01/31	(PR 01/01/16) (AMBAC)	1,500	1,691,115
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,759,935
Series R
5.00%, 07/01/20		2,000	2,490,380
5.00%, 01/01/21	(Call 01/01/15) (AMBAC)	2,685	2,909,305

82	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series R-2006A
5.00%, 07/01/13	(AMBAC)	$525	$533,694
5.00%, 07/01/19	(Call 07/01/15) (AMBAC)	2,455	2,713,364
Series R-2010A
5.00%, 01/01/15		555	602,120
Series R-2011C
5.00%, 07/01/16		400	458,424
5.00%, 07/01/17		350	413,669
Series R-2012C
5.00%, 07/01/20		1,000	1,245,190
5.00%, 07/01/24	(Call 07/01/22)	2,000	2,471,440
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,228,610
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,833,015
State of Washington RB Federal Grant Revenue
5.00%, 09/01/21		1,000	1,248,710
Series F
5.00%, 09/01/24	(Call 09/01/22)	1,500	1,840,815
University of Washington RB College & University Revenue
Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,157,430

			100,983,143
WEST VIRGINIA — 0.06%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	1,000	1,102,350
West Virginia University Board of Governors RB College & University Revenue
Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,162,800

			2,265,150
WISCONSIN — 0.85%
State of Wisconsin GO
Series 1
4.00%, 05/01/15		3,000	3,231,600
5.00%, 05/01/16	(AMBAC)	550	626,307
5.00%, 05/01/18	(Call 05/01/15) (NPFGC)	3,000	3,301,080

Security		Principal (000s) or Shares	Value

5.00%, 05/01/21		$500	$627,770
5.50%, 05/01/14	(NPFGC)	2,285	2,425,573
Series 2
5.00%, 11/01/20		1,500	1,877,385
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,254,100
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,138,740
Series B
5.00%, 05/01/22	(Call 05/01/21)	1,500	1,863,345
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,469,000
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,781,861
5.75%, 05/01/33	(Call 05/01/19) (SAP)	3,000	3,612,450
6.00%, 05/01/36	(Call 05/01/19) (SAP)	2,360	2,883,306
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,236,130
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/20	(AGM)	2,000	2,490,380

			30,819,027

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $3,356,566,971)			3,578,881,600

SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]		31,144,614	31,144,614

			31,144,614

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,144,614)			31,144,614

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.31%
(Cost: $3,387,711,585)	$3,610,026,214
Other Assets, Less Liabilities — 0.69%	25,198,934

NET ASSETS — 100.00%	$3,635,225,148

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

84	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 99.57%

ALABAMA — 0.08%
Alabama Public School & College Authority RB Sales Tax Revenue Series A
5.00%, 05/01/14		$500	$527,950

			527,950
ALASKA — 0.05%
City of Anchorage GO Series B
5.25%, 12/01/16	(AMBAC)	265	310,691

			310,691
ARIZONA — 0.96%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.00%, 09/01/13	(NPFGC)	260	266,352
5.25%, 09/01/17	(PR 03/01/13) (NPFGC)	800	800,344
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	300	345,611
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	900	914,805
5.00%, 07/01/15	(Call 07/01/14) (AMBAC)	1,250	1,328,950
Salt River Project Agricultural Improvement & Power District COP Lease Renewal
5.00%, 12/01/14	(Call 12/01/13) (NPFGC)	500	517,620
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15		1,360	1,450,780
4.00%, 01/01/18		375	430,144

			6,054,606

Security		Principal (000s)	Value

ARKANSAS — 0.13%
State of Arkansas GO
5.00%, 08/01/14		$775	$827,506

			827,506
CALIFORNIA — 19.83%
Bay Area Toll Authority RB Highway Revenue Tolls
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	766,980
Series F
5.00%, 04/01/15		860	943,265
Series F-1
5.00%, 04/01/17		750	881,618
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/19	(PR 07/01/13) (AGM)	600	610,446
5.25%, 07/01/20	(PR 07/01/13) (AGM)	220	223,830
5.25%, 07/01/21	(PR 07/01/13) (AGM)	1,375	1,398,939
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/14	(NPFGC-FGIC)	500	522,190
5.00%, 02/01/15	(NPFGC-FGIC)	800	871,872
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/17		250	293,973
5.00%, 05/01/17	(AGM)	540	634,981
Series L
4.00%, 05/01/15		100	107,804
5.00%, 05/01/15		2,695	2,963,611
5.00%, 05/01/16		1,315	1,495,931
5.00%, 05/01/17		2,060	2,422,333
Series M
4.00%, 05/01/14		500	522,105

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

4.00%, 05/01/16		$500	$553,100
5.00%, 05/01/13		2,365	2,385,008
5.00%, 05/01/14		1,000	1,055,940
5.00%, 05/01/15		1,750	1,924,422
5.00%, 05/01/16		875	995,391
Series N
5.00%, 05/01/13		100	100,846
California State Department of Water Resources RB Water Revenue Series AJ
5.00%, 12/01/16		500	583,360
California State Public Works Board RB Lease Revenue
Series C
5.25%, 06/01/28	(PR 12/01/13)	1,010	1,047,703
Series J
5.25%, 01/01/16	(AMBAC)	1,000	1,126,280
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		1,410	1,426,003
5.00%, 06/15/13		6,715	6,811,159
Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16	(AMBAC)	195	186,085
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	400	423,812
East Bay Municipal Utility District RB Water Revenue Series B
5.00%, 06/01/16		500	572,625
Grossmont-Cuyamaca Community College District GO Series B
5.00%, 08/01/29	(PR 08/01/15) (FGIC)	1,000	1,110,950
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/17		105	118,920

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		$1,350	$1,603,219
Series B
5.00%, 07/01/14		1,000	1,064,280
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13		2,000	2,026,360
5.00%, 07/01/16		400	458,856
5.00%, 07/01/17		1,000	1,183,790
Series A-1
5.00%, 07/01/13	(NPFGC)	375	381,221
Series C
5.00%, 01/01/16	(Call 10/01/15)	950	1,064,599
Los Angeles Unified School District GO
5.75%, 07/01/14	(NPFGC)	525	563,204
Series A
5.00%, 07/01/13	(NPFGC)	625	635,350
5.00%, 07/01/21	(PR 07/01/13) (AGM)	1,015	1,031,808
5.00%, 07/01/22	(PR 07/01/13) (AGM)	600	609,936
5.00%, 07/01/23	(PR 07/01/13) (AGM)	2,875	2,922,897
5.00%, 07/01/24	(PR 07/01/13) (AGM)	535	543,860
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	3,670	3,730,775
5.25%, 07/01/19	(PR 07/01/13) (AGM)	1,450	1,475,244
5.25%, 07/01/20	(PR 07/01/13) (AGM)	1,400	1,424,374
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	500	509,135
Series A-1
5.50%, 07/01/17	(FGIC)	430	515,149

86	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series F
5.00%, 07/01/25	(PR 07/01/13) (FGIC)	$1,465	$1,488,997
5.00%, 01/01/28	(PR 07/01/13) (FGIC)	500	508,280
Series KY
5.00%, 07/01/14		1,050	1,116,171
Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13		150	152,474
Series B-3
5.00%, 10/01/29	(PR 10/01/14) (NPFGC)	810	870,742
Series C
5.00%, 07/01/17		1,000	1,188,520
Orange County Sanitation District COP Sewer Revenue
5.00%, 02/01/33	(PR 08/01/13) (NPFGC-FGIC)	2,800	2,857,400
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	1,150	1,245,024
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
5.00%, 08/15/17	(AGM)	100	117,943
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15		375	412,901
5.00%, 05/15/16		500	570,660
San Diego Unified School District GO Series F
5.00%, 07/01/28	(PR 07/01/14) (AGM)	225	239,432
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/17		200	194,480

Security		Principal (000s)	Value

Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	$500	$490,110
Series A
5.50%, 01/01/14	(AGM)	500	521,835
Series A-2003-1
5.00%, 07/01/33	(PR 07/01/13) (AMBAC)	840	853,910
State of California GO
3.00%, 09/01/13		1,500	1,521,375
3.00%, 09/01/16		1,645	1,781,025
4.00%, 08/01/13		250	254,043
4.00%, 08/01/14		1,000	1,052,910
4.00%, 08/01/15		475	516,320
4.00%, 10/01/15		325	355,004
4.00%, 04/01/17		300	338,736
4.25%, 04/01/16		645	717,698
5.00%, 03/01/13		950	950,380
5.00%, 05/01/13		500	504,215
5.00%, 03/01/14		2,155	2,258,461
5.00%, 03/01/14	(NPFGC-FGIC)	500	524,005
5.00%, 05/01/14		500	527,845
5.00%, 08/01/14		570	608,258
5.00%, 03/01/15		1,180	1,289,811
5.00%, 04/01/15		1,000	1,096,710
5.00%, 06/01/15		200	220,796
5.00%, 11/01/15		3,045	3,414,967
5.00%, 03/01/16		300	339,699
5.00%, 04/01/16		215	244,167
5.00%, 06/01/16	(XLCA)	1,000	1,142,240
5.00%, 09/01/16		1,000	1,152,000
5.00%, 10/01/16		1,000	1,155,220
5.00%, 11/01/16	(AMBAC)	790	915,152
5.00%, 12/01/16		250	290,400
5.00%, 02/01/17		1,000	1,163,520
5.00%, 03/01/17		1,000	1,166,470
5.00%, 04/01/17		1,750	2,046,275
5.00%, 09/01/17		1,000	1,183,170
5.00%, 10/01/17		300	355,752
5.00%, 02/01/29	(PR 02/01/14)	600	626,592
5.00%, 02/01/32	(PR 08/01/13)	500	510,290

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 02/01/33	(PR 02/01/14)	$1,965	$2,052,639
5.13%, 02/01/28	(PR 02/01/14)	250	261,368
5.25%, 10/01/13		350	360,458
5.25%, 02/01/14	(Call 08/01/13)	100	102,138
5.25%, 04/01/29	(PR 04/01/14)	1,000	1,054,980
5.50%, 04/01/28	(PR 04/01/14)	500	528,855
5.50%, 04/01/30	(PR 04/01/14)	2,400	2,538,504
Series A
4.00%, 07/01/16		455	505,223
5.00%, 07/01/15	(PR 07/01/14)	2,665	2,835,187
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	1,260	1,340,993
5.00%, 07/01/16		1,095	1,252,001
5.00%, 07/01/17		1,000	1,181,440
5.25%, 07/01/13		1,040	1,058,034
5.25%, 07/01/13	(NPFGC)	1,060	1,078,415
5.25%, 07/01/14		2,220	2,368,697
5.25%, 07/01/14	(NPFGC-FGIC)	2,380	2,537,961
Series B
3.50%, 07/01/23	(Call 07/01/14)	600	625,110
5.00%, 07/01/23	(Call 07/01/14)	1,310	1,391,089
University of California Regents RB College & University Revenue
Series A
5.00%, 05/15/13	(AMBAC)	810	818,420
Series J
5.00%, 05/15/14	(NPFGC)	825	873,089

			124,642,525
COLORADO — 1.23%
City & County of Denver RB Port Airport & Marina Revenue Series B
5.50%, 11/15/33	(PR 11/15/13)	500	519,025
Colorado Department of Transportation RB Highway Revenue Tolls
5.00%, 12/15/16		1,000	1,163,420
Series B
5.00%, 12/15/13	(NPFGC-FGIC)	410	425,736
5.00%, 12/15/15		560	630,442

Security		Principal (000s)	Value

Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13	(NPFGC)	$1,455	$1,477,989
5.50%, 06/15/15	(NPFGC)	800	892,320
E-470 Public Highway Authority RB Highway Revenue Tolls Series B
0.00%, 09/01/16	(NPFGC)	130	119,782
Regional Transportation District RB Sales Tax Revenue
Series A
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	581,885
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,924,070

			7,734,669
CONNECTICUT — 1.71%
State of Connecticut GO
Series A
3.50%, 01/01/16	(Call 01/01/14)	500	512,280
5.00%, 01/01/14		3,615	3,760,829
5.00%, 01/01/16		1,500	1,687,035
Series B
5.00%, 12/01/15	(Call 06/01/14) (NPFGC)	250	264,867
5.00%, 05/01/17		1,045	1,228,471
Series C
5.00%, 12/01/15		500	561,775
5.00%, 04/01/22	(PR 04/01/14) (NPFGC-FGIC)	150	157,830
5.50%, 12/15/14		420	459,081
Series D
5.00%, 01/01/14		1,000	1,040,340
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/14		265	276,981
5.00%, 02/01/17		360	420,145
5.00%, 02/01/18		300	359,250

			10,728,884

88	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

DELAWARE — 0.07%
State of Delaware GO
Series 2009C
5.00%, 10/01/15		$260	$291,127
5.00%, 10/01/16		125	145,021

			436,148
DISTRICT OF COLUMBIA — 0.48%
District of Columbia GO Series B
5.00%, 06/01/17	(AMBAC)	455	532,136
District of Columbia RB Income Tax Revenue Series C
5.00%, 12/01/13		1,400	1,451,856
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33	(PR 10/01/13) (NPFGC-FGIC)	1,000	1,028,310

			3,012,302
FLORIDA — 2.87%
City of Gainesville RB Multiple Utility Revenue Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	2,025	2,266,319
County of Miami-Dade RB Water & Sewer Revenue Series B
5.00%, 10/01/14	(AGM)	1,000	1,071,500
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		1,485	1,509,428
5.00%, 07/01/14		180	191,318
5.00%, 07/01/15		1,945	2,142,495
5.00%, 07/01/16		1,350	1,530,833
Florida State Board of Education GO
Series A
5.00%, 01/01/15		570	618,724

Security		Principal (000s)	Value

5.00%, 06/01/16		$1,000	$1,142,730
5.00%, 06/01/17		475	559,973
Florida State Board of Education RB Miscellaneous Revenue
Series C
5.00%, 07/01/16		1,035	1,183,585
Series E
5.00%, 07/01/17		495	582,026
Florida State Department of Environmental Protection RB Sales Tax Revenue Series D
5.00%, 07/01/13		1,500	1,524,720
JEA St. Johns River Power Park System RB Electric Power & Light Revenues Series 23
5.00%, 10/01/15		1,000	1,115,780
State of Florida GO
Series A
5.00%, 06/01/14		350	371,140
Series B
5.00%, 06/01/14		1,025	1,086,910
Tampa Bay Water RB Water Revenue Series A
5.00%, 10/01/16		1,000	1,152,630

			18,050,111
GEORGIA — 1.79%
City of Atlanta RB Port Airport & Marina Revenue Series B
5.00%, 01/01/15		500	541,580
Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
5.00%, 06/01/17		1,000	1,169,710
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/16		500	567,885
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	350	354,291

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 06/01/14	(NPFGC)	$1,000	$1,058,430
5.00%, 06/01/16	(NPFGC)	230	261,227
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/17		400	467,884
Gwinnett County School District GO
4.50%, 10/01/17		250	293,185
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues Series B
5.00%, 01/01/16		100	111,626
State of Georgia GO
5.00%, 08/01/20	(PR 08/01/17)	350	416,742
Series A
5.00%, 09/01/19	(PR 09/01/15)	200	223,114
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	280,253
Series C
5.50%, 07/01/14		1,000	1,070,550
5.50%, 07/01/16	(PR 07/01/14)	105	112,422
5.50%, 07/01/16	(Call 07/01/14)	430	459,945
Series E
4.00%, 07/01/13		1,455	1,474,075
5.00%, 08/01/16		305	351,494
5.00%, 08/01/19	(PR 08/01/17)	565	672,740
Series E-2
4.00%, 09/01/16		1,200	1,345,440

			11,232,593
HAWAII — 0.90%
State of Hawaii GO
Series DG
5.00%, 07/01/13	(AMBAC)	1,135	1,153,716
5.00%, 07/01/14	(AMBAC)	1,160	1,233,915
5.00%, 07/01/16	(Call 07/01/15) (AMBAC)	575	636,939
Series DZ
5.00%, 12/01/16		1,000	1,163,140
Series EA
5.00%, 12/01/16		250	290,785

Security		Principal (000s)	Value

Series EF
5.00%, 11/01/17		$1,000	$1,194,260

			5,672,755
ILLINOIS — 5.29%
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	545	589,270
5.00%, 01/01/34	(PR 01/01/14) (AGM)	2,310	2,403,185
City of Chicago RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/17		270	310,600
5.25%, 01/01/14	(NPFGC-FGIC)	500	521,090
5.25%, 01/01/15	(NPFGC-FGIC)	750	814,935
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/14	(AGM)	700	730,023
5.50%, 01/01/15	(AGM)	500	544,030
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	1,000	1,149,650
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	4,050	4,656,083
5.00%, 01/01/28	(PR 07/01/16) (AGM)	2,075	2,385,524
5.00%, 01/01/31	(PR 07/01/16) (AGM)	735	844,993
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15	(NPFGC-FGIC)	580	569,526
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	2,124,099
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,276,781
State of Illinois GO
4.00%, 04/01/15		290	307,652

90	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 01/01/15		$500	$536,210
5.00%, 01/01/17		1,000	1,131,360
5.00%, 01/01/17	(AGM)	1,000	1,133,370
5.00%, 01/01/18		1,000	1,146,710
First Series
5.50%, 08/01/13	(NPFGC)	725	740,370
5.50%, 08/01/14	(NPFGC)	860	917,061
5.50%, 08/01/15	(XLCA-ICR, NPFGC)	370	409,054
Series B
5.00%, 03/01/13		550	550,209
5.00%, 01/01/14		1,000	1,036,440
5.00%, 03/01/14		370	385,980
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15		1,500	1,657,035
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,741,020
5.00%, 12/15/17	(Call 12/15/16)	500	580,195
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14		150	159,177
5.00%, 06/15/15		500	551,265
5.00%, 06/15/16		500	570,570
5.00%, 06/15/17		680	797,878

			33,271,345
INDIANA — 0.60%
Indiana Finance Authority RB Miscellaneous Revenue Series A
5.00%, 02/01/16		775	875,192
Indiana Finance Authority RB Sewer Revenue Series C
3.00%, 10/01/16		1,000	1,066,540
Indiana Finance Authority RB Water Revenue Series A
4.00%, 02/01/16		265	291,580
Indiana Transportation Finance Authority RB Highway Revenue Tolls Series A
5.00%, 06/01/28	(PR 06/01/13) (AGM)	500	506,245

Security		Principal (000s)	Value

Indianapolis Local Public Improvement Bond Bank RB Water Revenue Series A
5.45%, 01/01/35	(PR 07/01/17)	$850	$1,027,420

			3,766,977
KANSAS — 0.09%
Kansas State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 09/01/16		500	577,965

			577,965
KENTUCKY — 0.30%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/22	(PR 08/01/15) (AGM)	100	111,198
5.25%, 10/01/13	(AGM)	350	360,146
5.25%, 10/01/14	(AGM)	250	268,948
5.25%, 10/01/15	(AGM)	500	558,940
5.25%, 10/01/16	(AGM)	510	590,488

			1,889,720
LOUISIANA — 0.77%
State of Louisiana GO
Series A
5.00%, 08/01/14	(NPFGC)	250	266,835
5.00%, 08/01/15	(NPFGC)	1,875	2,081,344
5.00%, 10/15/18	(PR 10/15/14) (AMBAC)	1,430	1,540,625
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	500	558,705
State of Louisiana RB Fuel Sales Tax Revenue Series A
5.00%, 05/01/35	(PR 05/01/15) (NPFGC-FGIC)	380	418,163

			4,865,672
MARYLAND — 3.67%
County of Montgomery GO Series A
5.00%, 07/01/15		500	554,170

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14		$360	$380,196
5.00%, 03/01/17		1,000	1,171,920
5.00%, 05/01/17	(PR 05/01/14)	1,310	1,382,954
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		1,000	1,141,910
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13		325	325,130
5.00%, 03/01/14		225	235,773
5.25%, 03/01/16		240	273,840
5.25%, 03/01/17		280	330,904
State of Maryland GO
First Series
5.00%, 03/01/15		1,595	1,744,451
5.00%, 08/01/16	(PR 08/01/14)	275	293,541
5.00%, 03/15/17		315	370,724
5.00%, 03/15/22	(PR 03/15/17)	310	364,839
First Series A
5.00%, 02/15/19	(PR 02/15/15)	260	283,712
5.25%, 03/01/16		250	285,818
Second Series
5.00%, 07/15/13		355	361,560
5.00%, 08/01/13		600	612,378
5.00%, 08/01/14		585	624,803
5.00%, 07/15/15		400	444,036
5.00%, 08/01/15	(PR 08/01/13)	825	841,978
5.00%, 08/01/16	(PR 08/01/13)	300	306,174
5.00%, 08/01/16		1,875	2,161,500
5.00%, 07/15/17		1,500	1,784,280
5.00%, 08/01/18	(PR 08/01/13)	800	816,464
5.00%, 08/01/19	(PR 08/01/16)	250	288,090
Second Series A
4.00%, 08/01/15		150	163,190
5.00%, 08/01/14		1,000	1,068,040
5.00%, 08/01/15		700	778,442
5.00%, 08/01/17	(PR 08/01/15)	1,500	1,667,580

Security		Principal (000s)	Value

Second Series B
5.00%, 08/01/14		$700	$747,628
Second Series E
4.00%, 08/01/14		100	105,382
5.00%, 08/01/16		1,000	1,152,800

			23,064,207
MASSACHUSETTS — 8.16%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		2,070	2,211,567
5.00%, 03/01/21	(PR 03/01/15) (AGM)	300	328,212
5.00%, 03/01/22	(PR 03/01/15)	1,325	1,450,729
5.00%, 03/01/23	(PR 03/01/15) (AGM)	575	629,562
5.00%, 03/01/24	(PR 03/01/15) (AGM)	400	437,956
5.00%, 03/01/25	(PR 03/01/15)	500	547,445
5.25%, 08/01/13		1,000	1,021,830
Series B
5.00%, 11/01/14		460	496,685
5.00%, 08/01/15		435	483,576
Series C
5.00%, 09/01/22	(PR 09/01/15)	775	865,745
5.25%, 08/01/20	(PR 08/01/13)	1,120	1,144,002
5.50%, 12/01/17	(AGM)	1,720	2,101,083
Series D
4.75%, 08/01/25	(PR 08/01/16)	750	857,640
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,367,340
5.00%, 08/01/22	(PR 08/01/16)	715	823,673
5.25%, 10/01/21	(PR 10/01/13)	1,125	1,158,503
Series E
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	307,244
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,726,890
Series B
5.00%, 08/01/23	(PR 08/01/14)	2,200	2,348,214
5.25%, 08/01/16		500	579,865

92	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series C
5.00%, 01/01/15		$2,000	$2,172,500
5.00%, 05/01/16		1,025	1,169,648
5.00%, 09/01/16	(Call 09/01/15)	715	797,633
5.00%, 09/01/21	(PR 09/01/15)	715	798,719
5.00%, 09/01/24	(PR 09/01/15)	500	558,545
5.00%, 09/01/25	(PR 09/01/15)	1,405	1,569,511
5.50%, 11/01/13	(FGIC)	1,640	1,699,630
5.50%, 11/01/14	(NPFGC-FGIC)	1,330	1,447,173
5.50%, 11/01/15		575	652,947
Series D
5.50%, 11/01/16		500	589,775
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	955	1,063,459
5.50%, 06/01/16	(NPFGC-FGIC)	250	289,535
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34	(PR 01/01/14) (FGIC)	550	572,187
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13	(AGM)	350	363,489
5.00%, 12/15/14	(AGM)	340	368,400
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34	(PR 07/01/15)	1,300	1,432,951
5.00%, 07/01/34	(PR 07/01/14)	2,400	2,555,952
5.25%, 07/01/17	(PR 07/01/14)	500	534,165
Series C
5.50%, 07/01/15		450	503,996
5.50%, 07/01/16		1,005	1,171,307
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue Series A
5.00%, 07/01/15		375	411,094
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13	(AGM)	800	818,104

Security		Principal (000s)	Value

5.00%, 08/15/14	(AGM)	$530	$567,190
Series B
5.00%, 08/15/17		500	594,860
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/15		1,000	1,078,350
5.00%, 01/01/17		370	423,228
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/17		1,000	1,201,590
Series A
5.25%, 08/01/14		535	573,226
5.25%, 08/01/15		1,000	1,118,090
Massachusetts Water Resources Authority RB General Revenue Series A
4.00%, 08/01/17		1,000	1,143,350
Massachusetts Water Resources Authority RB Water Revenue Series J
5.25%, 08/01/16		1,000	1,158,620

			51,286,985
MICHIGAN — 1.13%
City of Detroit Water Supply System RB Sewer Revenue Series A
5.00%, 07/01/32	(PR 07/01/13) (AGM)	765	777,401
City of Detroit Water Supply System RB Water Revenue Series B
5.25%, 07/01/32	(PR 07/01/13) (NPFGC)	385	391,676
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		1,000	1,064,700
5.00%, 01/01/17		1,000	1,168,090
5.00%, 07/01/17		1,250	1,483,875

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/16		$1,000	$1,173,840
State of Michigan GO
5.50%, 12/01/13		1,000	1,040,290

			7,099,872
MINNESOTA — 1.74%
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14	(AMBAC)	125	130,251
5.25%, 01/01/15	(AMBAC)	920	999,654
State of Minnesota GO
5.00%, 08/01/14		500	533,875
5.00%, 08/01/16		775	893,141
5.00%, 08/01/17		1,635	1,947,563
Series A
5.00%, 08/01/15		1,000	1,111,800
5.00%, 10/01/16		1,000	1,159,400
Series D
5.00%, 08/01/14		1,300	1,388,075
5.00%, 08/01/15		200	222,360
Series F
4.00%, 08/01/13		925	940,077
Series H
5.00%, 11/01/14		400	431,736
State of Minnesota RB Lease Appropriation Series B
5.00%, 03/01/17		1,000	1,171,920

			10,929,852
MISSISSIPPI — 0.21%
State of Mississippi GO
Series A
5.25%, 11/01/14		150	162,431
5.50%, 12/01/15		1,000	1,137,770

			1,300,201

Security		Principal (000s)	Value

MISSOURI — 0.42%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		$660	$689,278
5.00%, 05/01/16		500	570,780
Series A
5.00%, 05/01/14		525	554,453
Missouri Highway & Transportation Commission RB Sales Tax Revenue
5.00%, 05/01/17		690	812,923

			2,627,434
NEBRASKA — 0.31%
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		1,000	1,130,530
5.00%, 02/01/34	(PR 02/01/14)	800	835,296

			1,965,826
NEVADA — 0.73%
Clark County RB Port Airport & Marina Revenue Series D
5.00%, 07/01/16		90	102,311
Clark County School District GOL
Series A
5.00%, 06/15/16	(Call 06/15/14) (AGM)	400	423,420
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	560	631,814
5.00%, 06/15/23	(PR 12/15/15) (AGM)	2,100	2,369,304
State of Nevada GOL Series A
5.00%, 02/01/15		1,000	1,088,180

			4,615,029

94	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

NEW JERSEY — 8.20%
Garden State Preservation Trust RB Recreational Revenue Series A
5.25%, 11/01/19	(PR 11/01/13) (AGM)	$230	$237,898
Garden State Preservation Trust RB Sales Tax Revenue Series C
5.13%, 11/01/16	(AGM)	1,250	1,454,925
New Jersey Building Authority RB Lease Appropriation Series B
5.00%, 06/15/13		425	431,005
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/13		125	126,059
Series DD
5.00%, 12/15/16		1,000	1,150,440
5.00%, 12/15/17		1,050	1,238,401
Series EE
5.00%, 09/01/15		1,000	1,107,070
Series F
5.00%, 06/15/24	(PR 06/15/13) (FGIC)	2,750	2,789,655
5.00%, 06/15/25	(PR 06/15/13) (FGIC)	500	507,210
5.00%, 06/15/28	(PR 06/15/13)	1,435	1,455,693
5.25%, 06/15/21	(PR 06/15/13) (FGIC)	300	304,548
Series GG
5.00%, 09/01/17	(SAP)	250	292,613
Series W
5.00%, 03/01/16		1,670	1,874,041
5.00%, 03/01/17		520	600,236
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13	(FGIC)	300	304,236
5.00%, 06/15/15		500	544,105
5.00%, 06/15/16		500	559,770

Security		Principal (000s)	Value

5.38%, 06/15/15		$800	$892,440
5.50%, 06/15/16		200	232,546
5.75%, 06/15/29	(PR 06/15/14)	2,000	2,143,240
New Jersey Educational Facilities Authority RB College & University Revenue Series B
4.50%, 07/01/37	(PR 07/01/16)	675	761,717
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15	(FGIC, GOI)	250	273,760
New Jersey State Turnpike Authority RB Highway Revenue Tolls Series A
6.00%, 01/01/14	(NPFGC)	1,225	1,285,258
New Jersey Transit Corp. COP Lease Appropriation Series A
5.25%, 09/15/14	(AMBAC)	520	556,436
New Jersey Transit Corp. COP Lease Revenue
Series A
5.50%, 09/15/13	(AMBAC)	400	411,236
5.50%, 09/15/14	(AMBAC)	700	751,737
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15	(AMBAC)	1,010	1,136,280
5.25%, 12/15/16	(Call 12/15/15) (NPFGC)	550	616,633
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 12/15/13	(NPFGC)	455	473,077
5.75%, 06/15/15		200	224,924
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		150	157,107
5.25%, 12/15/13	(NPFGC-FGIC)	200	207,946
5.25%, 12/15/14	(NPFGC)	625	679,506
5.50%, 12/15/16	(NPFGC)	450	525,699

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19	(PR 06/15/15) (AGM)	$145	$160,582
Series A
5.50%, 06/15/13		3,045	3,093,415
5.50%, 12/15/13	(AMBAC)	425	442,731
5.50%, 12/15/14	(AMBAC)	1,000	1,091,690
5.50%, 12/15/15	(AMBAC)	800	905,552
5.50%, 12/15/16	(AGM)	500	588,205
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	135	150,213
5.25%, 06/15/17	(PR 06/15/15) (NPFGC)	1,505	1,674,598
5.25%, 06/15/18	(PR 06/15/15) (FGIC)	785	873,462
5.50%, 06/15/15	(PR 06/15/13)	250	253,960
5.50%, 12/15/15	(AGM)	400	454,092
5.50%, 12/15/16	(AGM)	375	441,154
5.50%, 12/15/17		1,000	1,198,560
5.50%, 06/15/18	(PR 06/15/13)	200	203,168
5.50%, 06/15/19	(PR 06/15/13)	1,000	1,015,840
5.50%, 06/15/21	(PR 06/15/13)	500	507,920
5.50%, 06/15/22	(PR 06/15/13)	1,150	1,168,216
5.50%, 06/15/23	(PR 06/15/13)	740	751,722
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	1,000	1,106,980
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,214,920
State of New Jersey GO
5.00%, 08/01/13		1,400	1,428,812
Series H
5.25%, 07/01/14		1,175	1,253,725
5.25%, 07/01/15		500	555,530
5.25%, 07/01/16		500	576,260
Series L
5.25%, 07/15/13	(AMBAC)	425	433,237
5.25%, 07/15/15	(AMBAC)	1,025	1,140,640
5.25%, 07/15/17	(AMBAC)	1,300	1,546,727

			51,539,358

Security		Principal (000s)	Value

NEW MEXICO — 0.78%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14)	$800	$850,608
5.25%, 06/15/15	(NPFGC)	100	111,040
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	550	585,679
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	3,150	3,354,340

			4,901,667
NEW YORK — 14.13%
City of New York GO
Series A-1
4.00%, 08/01/14		400	421,512
5.00%, 08/01/13		425	433,751
5.00%, 08/01/14		200	213,600
5.00%, 08/15/16		765	879,306
Series B
5.00%, 08/01/13		600	612,354
5.00%, 08/01/14		1,030	1,100,040
Series B-1
5.00%, 09/01/15		500	557,160
Series C
5.00%, 08/01/14		295	315,060
5.00%, 08/01/14	(CIFG)	275	293,566
5.00%, 08/01/16		940	1,079,035
5.00%, 08/01/17		1,000	1,182,380
5.25%, 08/01/16		350	404,730
Series D
5.00%, 08/01/15		125	138,856
Series E
4.00%, 08/01/14		400	421,512
5.00%, 08/01/15		1,055	1,171,946
Series F-1
5.00%, 09/01/16	(Call 09/01/15)	135	150,351
5.25%, 09/01/14		290	311,921
Series G
5.00%, 08/01/14		1,500	1,602,000
5.00%, 08/01/15		1,010	1,121,958

96	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series I
5.00%, 08/01/13		$765	$780,751
5.00%, 08/01/14		350	373,800
5.00%, 08/01/16		1,200	1,377,492
5.00%, 08/01/17		1,300	1,537,094
5.00%, 03/01/33	(PR 03/01/13)	655	655,269
Series I-1
5.00%, 08/01/16		1,000	1,147,910
5.00%, 02/01/17		365	424,780
5.00%, 08/01/17		1,150	1,359,737
Series J
5.25%, 06/01/28	(PR 06/01/13)	305	309,020
5.50%, 06/01/23	(PR 06/01/13)	300	304,149
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/14		500	527,140
5.00%, 05/01/15		1,500	1,638,180
5.50%, 12/01/13	(AGM)	300	312,120
Series B
5.25%, 12/01/13		500	518,855
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/29	(PR 10/01/14) (AGM)	2,300	2,474,202
5.25%, 04/01/23	(PR 10/01/14) (AGM)	1,075	1,159,785
Metropolitan Transportation Authority RB Highway Revenue Tolls Series B
5.25%, 11/15/32	(PR 11/15/13)	255	264,190
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 01/01/14	(NPFGC)	750	783,412
Series D
5.00%, 11/15/17		215	253,782
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27		500	516,940

Security		Principal (000s)	Value

Series A
5.50%, 11/15/13	(AMBAC)	$675	$700,434
5.50%, 11/15/14	(AMBAC)	2,430	2,644,861
Series D
5.00%, 11/15/16		1,000	1,150,720
Series F
5.00%, 11/15/17		500	590,190
New York City Municipal Water Finance Authority RB Sewer Revenue Series B
5.00%, 06/15/14	(AGM)	340	361,053
New York City Municipal Water Finance Authority RB Water Revenue
Series EE
5.00%, 06/15/16		405	464,665
5.00%, 06/15/17		200	236,098
New York City Transitional Finance Authority RB Income Tax Revenue
Series A-1
5.00%, 08/01/13		250	255,110
5.00%, 11/01/14		520	561,314
Series B
5.00%, 11/01/15		790	885,653
5.00%, 02/01/16		1,900	2,150,382
Series D
5.00%, 11/01/15		915	1,026,049
Series E
5.00%, 11/01/17		200	238,802
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		605	678,852
Series A-1
5.00%, 11/01/13		1,375	1,419,976
5.00%, 11/01/14		675	728,629
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-2
5.00%, 11/01/17	(Call 11/01/15)	605	677,285
New York City Trust for Cultural Resources RB Miscellaneous Revenue Series C
5.75%, 12/01/16		275	321,261

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/13	(GOI)	$215	$215,959
5.00%, 04/01/15		945	1,036,807
Series A-1
5.00%, 04/01/13	(AGM)	2,000	2,008,920
Series C
0.00%, 04/01/14	(GOI)	1,000	997,280
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13	(GOI)	400	406,608
5.00%, 07/01/15		300	331,425
5.00%, 07/01/16		385	439,855
Series A
5.50%, 05/15/17	(NPFGC-FGIC)	275	327,063
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		555	631,301
5.00%, 02/15/17		1,000	1,168,670
Series C
5.00%, 03/15/15		1,240	1,358,160
Series D
5.00%, 06/15/16		540	619,747
Series E
5.00%, 02/15/15		1,300	1,419,223
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	345	377,754
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	(NPFGC-FGIC)	150	165,713
5.00%, 07/01/17		500	584,180
Series A
4.00%, 05/15/17		350	393,988
5.00%, 05/15/17		250	291,948
5.25%, 05/15/15		450	482,702

Security		Principal (000s)	Value

New York State Environmental Facilities Corp. RB Water Revenue
Series A
2.00%, 06/15/13		$1,000	$1,005,510
5.00%, 06/15/17		1,500	1,775,640
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/13	(NPFGC-FGIC)	2,070	2,079,191
5.00%, 04/01/14	(AGM)	1,650	1,735,486
5.00%, 04/01/15	(AGM)	1,080	1,183,972
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	750	840,577
Series F
5.00%, 01/01/16	(Call 01/01/15) (AMBAC)	1,000	1,082,000
Series H
5.00%, 01/01/17	(NPFGC)	325	374,933
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		1,330	1,512,848
5.00%, 03/15/17		190	222,661
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/14		240	252,298
5.00%, 04/01/15		365	399,653
Series A
4.00%, 04/01/14		200	208,070
Series B
5.00%, 04/01/15		570	624,999
5.00%, 04/01/16		1,160	1,320,440
5.25%, 04/01/13	(AMBAC)	2,000	2,009,380
Series C
5.00%, 04/01/13		830	833,652
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		400	480,036
Series A
5.00%, 03/15/16		2,025	2,303,397
5.00%, 03/15/17		455	533,214

98	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series B
5.13%, 03/15/29	(PR 03/15/13)	$275	$275,638
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/15		750	809,910
5.00%, 01/01/17		170	195,772
Series D
5.00%, 01/01/14		285	296,474
5.00%, 01/01/15		2,250	2,429,730
5.25%, 01/01/17		200	232,200
State of New York GO
Series C
5.00%, 04/15/13		685	689,391
5.00%, 04/15/14		1,270	1,340,726
5.00%, 04/15/15		300	330,585
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/16		1,000	1,162,320
5.25%, 11/15/13		300	310,911
5.25%, 11/15/14	(GOI)	1,500	1,626,915
Series B1
5.00%, 11/15/25	(Call 11/15/13) (GOI)	250	258,470
Series B3
5.00%, 11/15/38	(Call 11/15/15) (GOI)	500	559,995

			88,775,277
NORTH CAROLINA — 2.64%
City of Raleigh Combined Enterprise System RB Water Revenue
5.00%, 03/01/31	(PR 03/01/14)	420	440,265
County of Mecklenburg GO
Series A
5.00%, 08/01/13		735	750,097
Series C
5.00%, 03/01/15		215	235,100
County of Wake GO
4.50%, 03/01/24	(PR 03/01/17)	775	893,993
5.00%, 03/01/16		250	283,870

Security		Principal (000s)	Value

Series D
4.00%, 02/01/17		$1,200	$1,360,080
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	541,195
5.00%, 01/01/16		350	392,690
Series D
5.50%, 01/01/14		275	287,009
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	541,675
5.00%, 01/01/18		1,000	1,183,900
5.25%, 01/01/15		250	271,983
State of North Carolina GO
5.00%, 03/01/13		250	250,100
Series A
5.00%, 03/01/14		400	419,320
5.00%, 03/01/15		1,200	1,312,188
5.00%, 03/01/16		1,400	1,589,672
5.00%, 09/01/16		285	329,440
5.00%, 03/01/17		1,445	1,698,453
Series B
5.00%, 04/01/14		1,320	1,388,904
5.00%, 04/01/16		1,070	1,218,591
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,168,030

			16,556,555
OHIO — 0.75%
Cincinnati City School District GO
5.00%, 12/01/31	(PR 12/01/13) (AGM)	1,460	1,512,312
City of Columbus GO
Series A
4.00%, 06/01/13		1,000	1,009,850
4.00%, 06/01/14		1,000	1,047,040

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

State of Ohio GO Series A
5.00%, 09/15/16		$1,000	$1,153,930

			4,723,132
OKLAHOMA — 0.05%
Oklahoma Turnpike Authority RB Highway Revenue Tolls Series A
5.00%, 01/01/17		275	319,173

			319,173
OREGON — 0.50%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/14	(NPFGC)	1,550	1,641,993
Oregon State Department of Administrative Services RB Miscellaneous Revenue Series A
5.00%, 04/01/13	(AGM)	1,500	1,506,660

			3,148,653
PENNSYLVANIA — 3.61%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14		1,500	1,588,005
Series C
5.00%, 08/01/17	(AGM)	450	525,933
Commonwealth of Pennsylvania GO
First Series
4.00%, 09/01/16		250	279,798
Second Series
5.00%, 07/01/13	(NPFGC-FGIC)	2,280	2,317,825
5.00%, 03/01/16		700	793,576
5.00%, 03/01/17		1,000	1,171,050
5.00%, 01/01/18	(PR 01/01/16)	500	563,100
5.00%, 01/01/19	(PR 01/01/16)	210	236,821
5.00%, 03/01/19	(PR 03/01/17)	310	364,104
5.00%, 01/01/21	(PR 01/01/16)	615	693,548
Series A
5.00%, 05/01/14		1,000	1,056,510
5.00%, 02/15/16		1,000	1,131,850

Security		Principal (000s)	Value

Third Series
5.00%, 09/01/13		$400	$409,880
5.00%, 09/01/14	(AGM)	2,600	2,786,888
5.00%, 07/15/17		225	266,569
5.38%, 07/01/16	(NPFGC)	720	834,869
5.38%, 07/01/17	(AGM)	500	599,665
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14		1,725	1,813,492
4.00%, 01/01/17		500	565,075
5.00%, 07/01/15		1,000	1,108,840
5.00%, 07/01/17		1,500	1,780,650
5.00%, 01/01/18		1,000	1,200,120
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		500	570,180

			22,658,348
PUERTO RICO — 2.38%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14	(FGIC)	1,400	1,458,828
5.65%, 07/01/15	(NPFGC)	180	189,536
Series A
5.00%, 07/01/13		600	606,534
5.25%, 07/01/15		750	791,010
5.50%, 07/01/16	(NPFGC)	200	215,018
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13		215	220,020
5.00%, 12/01/14		210	219,398
5.00%, 12/01/15		750	790,515
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.25%, 07/01/13	(NPFGC)	1,275	1,292,174
Series KK
5.50%, 07/01/15	(NPFGC)	500	535,075

100	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series NN
5.00%, 07/01/32	(PR 07/01/13) (NPFGC)	$480	$487,862
5.13%, 07/01/24	(PR 07/01/13)	460	467,733
5.13%, 07/01/29	(PR 07/01/13)	400	406,724
Series OO
5.00%, 07/01/13	(CIFG, AGM)	1,480	1,496,635
5.00%, 07/01/14	(NPFGC-FGIC)	230	238,540
Series RR
5.00%, 07/01/29	(PR 07/01/15) (AGC)	280	310,545
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33	(PR 07/01/13)	545	554,025
5.00%, 07/01/42	(PR 07/01/13)	500	508,280
Series J
5.13%, 07/01/39	(PR 07/01/14)	705	751,297
5.13%, 07/01/43	(PR 07/01/14)	250	266,418
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16		255	297,384
Series K
5.00%, 07/01/35	(PR 07/01/15)	500	555,290
5.00%, 07/01/45	(PR 07/01/15) (AGC-ICC)	300	333,174
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13	(AMBAC)	250	253,035
5.50%, 07/01/14	(AMBAC)	980	1,016,750
Puerto Rico Municipal Finance Agency GO Series C
5.00%, 08/01/13	(AGM)	400	405,860
Puerto Rico Public Buildings Authority RB Lease Non-Terminable Series H
5.50%, 07/01/16	(AMBAC)	250	268,363

			14,936,023

Security		Principal (000s)	Value

RHODE ISLAND — 0.04%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	$200	$226,824

			226,824
SOUTH CAROLINA — 0.39%
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series E
5.00%, 01/01/16		925	1,040,616
5.00%, 01/01/17		285	331,016
State of South Carolina GO Series A
4.00%, 06/01/14		1,000	1,047,300

			2,418,932
TENNESSEE — 1.76%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	500	558,965
5.25%, 10/01/17	(NPFGC)	400	481,432
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		400	433,248
5.00%, 12/01/15		1,030	1,159,924
5.00%, 12/01/17		1,015	1,217,787
Series A
5.00%, 12/01/16	(PR 12/01/13) (NPFGC)	3,795	3,933,328
5.00%, 12/01/17	(PR 12/01/13) (NPFGC)	485	502,678
County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	500	526,298
5.00%, 04/01/15	(AMBAC)	1,000	1,096,392
State of Tennessee GO Series A
4.00%, 08/01/17		1,000	1,147,590

			11,057,642
TEXAS — 4.75%
City of Dallas RB Water Revenue
5.00%, 10/01/13	(AMBAC)	400	411,504

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 10/01/16	(AMBAC)	$480	$556,046
City of Houston GOL
Series A
5.00%, 03/01/17		925	1,080,030
5.25%, 03/01/13	(NPFGC)	1,000	1,000,420
5.38%, 03/01/15	(PR 03/01/14) (NPFGC)	200	210,302
City of Houston RB Sewer Revenue Series E
5.00%, 11/15/16		500	579,080
City of Houston RB Water Revenue Series A
5.25%, 05/15/14	(NPFGC)	1,300	1,377,792
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		500	565,110
5.00%, 02/01/18		475	553,779
5.38%, 02/01/15		1,000	1,096,320
Series A
4.40%, 02/01/21	(PR 02/01/15)	525	565,493
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,551,907
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue Series A
5.00%, 11/01/16		285	325,541
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/13		500	505,165
5.00%, 05/15/15		250	274,545
5.25%, 01/01/15		865	942,400
North East Independent School District GO
5.00%, 08/01/33	(PR 08/01/14) (PSF)	2,250	2,401,087
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
4.50%, 01/01/38	(PR 01/01/15) (AGM)	540	580,894
5.00%, 01/01/35	(PR 01/01/15) (AGM)	1,105	1,198,815
State of Texas GO
5.00%, 10/01/15		750	840,105

Security		Principal (000s)	Value

Series B
5.00%, 10/01/17		$800	$957,056
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13		300	303,912
5.00%, 07/01/14		170	180,809
5.00%, 07/01/15		1,400	1,548,904
5.00%, 07/01/16	(Call 01/01/16)	1,000	1,124,390
5.00%, 07/01/17	(Call 01/01/16)	455	511,870
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		250	271,493
4.50%, 04/01/16		570	639,392
5.00%, 04/01/13		1,465	1,471,505
5.25%, 04/01/14		200	210,996
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/14		500	526,130
5.00%, 04/01/16		1,800	2,046,690
Series A
5.00%, 04/01/17		250	293,540
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,000	1,009,430
Texas Water Development Board RB Water Revenue Series B
5.00%, 07/15/17	(PR 07/15/14)	1,035	1,103,124
University of Texas System Board of Regents RB College & University Revenue Series B
4.75%, 07/01/30	(PR 07/01/14)	1,000	1,060,650

			29,876,226
UTAH — 1.34%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		375	398,921
5.25%, 07/01/13		500	508,665

102	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

State of Utah GO
Series A
5.00%, 07/01/13		$300	$304,977
5.00%, 07/01/15		1,000	1,108,590
5.00%, 07/01/16	(PR 07/01/13)	830	843,595
5.00%, 07/01/17		795	944,873
Series C
4.00%, 07/01/13		1,750	1,773,065
5.00%, 07/01/14		1,000	1,064,140
5.00%, 07/01/15		500	554,295
Utah Transit Authority RB Sales Tax Revenue
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	506,893
4.75%, 06/15/35	(PR 12/15/15) (AGM)	350	392,347

			8,400,361
VIRGINIA — 0.89%
County of Fairfax GO Series C
5.00%, 10/01/17		1,500	1,796,730
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		300	308,583
5.00%, 10/01/14		780	838,492
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.25%, 08/01/14		925	990,860
5.25%, 08/01/15		1,225	1,367,504
Series C
5.00%, 08/01/17	(SAW)	250	296,350

			5,598,519
WASHINGTON — 3.27%
City of Seattle RB Electric Power & Light Revenues Series B
5.00%, 02/01/15		1,250	1,360,650

Security		Principal (000s)	Value

County of King RB Sewer Revenue Series B
5.00%, 01/01/16		$1,000	$1,125,900
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13		460	467,618
5.00%, 07/01/13	(AMBAC)	580	589,605
5.00%, 07/01/14		900	957,222
5.00%, 07/01/15		435	481,267
5.00%, 07/01/17		1,500	1,772,865
5.25%, 07/01/13	(NPFGC)	655	666,404
5.25%, 07/01/16	(NPFGC)	190	219,321
5.50%, 07/01/13		205	208,745
5.50%, 07/01/14		1,660	1,776,648
5.50%, 07/01/15		445	497,506
Series C
5.00%, 07/01/14		800	850,864
5.00%, 07/01/16		735	842,354
5.25%, 07/01/16	(NPFGC)	125	144,290
King County School District No. 1 Seattle GOL Series A
5.00%, 06/01/13	(GTD)	1,250	1,265,650
State of Washington GO
5.00%, 01/01/16		500	562,950
Series A
5.00%, 07/01/15		300	331,908
Series C
5.00%, 07/01/13		500	508,280
Series R-2006A
5.00%, 07/01/13	(AMBAC)	1,000	1,016,560
5.00%, 07/01/15	(AMBAC)	600	663,816
Series R-2010A
5.00%, 01/01/17		150	174,529
Series R-2011C
5.00%, 07/01/16		1,000	1,146,060
5.00%, 07/01/17		650	768,241
Series S-5
0.00%, 01/01/17	(NPFGC-FGIC)	375	361,867

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s) or Shares	Value

State of Washington RB Federal Grant Revenue
5.00%, 09/01/17		$1,000	$1,178,660
Washington State Public Power Supply System RB Electric Power & Light Revenues Series B
7.13%, 07/01/16	(NPFGC)	500	608,140

			20,547,920
WISCONSIN — 0.57%
State of Wisconsin GO
Series 1
5.00%, 05/01/15	(NPFGC)	860	944,985
5.00%, 05/01/16	(AMBAC)	100	113,874
5.50%, 05/01/14	(NPFGC)	300	318,456
Series 2
5.00%, 05/01/13	(NPFGC)	225	226,899
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,370	1,560,074
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		100	110,265
5.00%, 07/01/16		250	285,265

			3,559,818

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $618,298,661)			625,736,253

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]		8,538	8,538

			8,538

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,538)			8,538

Value

TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $618,307,199)	$625,744,791
Other Assets, Less Liabilities — 0.43%	2,679,805

NET ASSETS — 100.00%	$628,424,596

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGC-ICC  —  AGC Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

XLCA — ICR  —  XL Capital Ltd. — Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

104	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.96%

NEW YORK — 98.96%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40	(Call 01/15/20)	$250	$299,648
6.38%, 07/15/43	(Call 01/15/20)	700	839,601
City of New York GO
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	285,915
5.00%, 08/01/25	(Call 08/01/16)	400	453,536
Series A-1
5.00%, 08/01/17		1,100	1,300,618
5.00%, 08/01/19	(Call 08/01/17)	150	176,355
5.00%, 08/01/27	(Call 08/01/21)	250	295,193
5.00%, 08/01/31	(Call 08/01/21)	200	232,488
Series B
5.00%, 08/01/13		105	107,162
5.00%, 08/01/16		135	154,968
5.00%, 08/01/20		100	123,799
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	237,717
Series C
5.00%, 08/01/19		230	281,782
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	177,572
5.00%, 10/01/20	(Call 10/01/17)	250	295,335
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,171,510
Series E
4.00%, 08/01/14		220	231,832
5.00%, 08/01/27	(Call 08/01/19)	500	592,490
Series F
5.00%, 08/01/21		500	623,710
5.00%, 08/01/31	(Call 02/01/22)	250	291,875
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	163,393
5.00%, 08/01/14		500	534,000
5.00%, 08/01/24	(Call 08/01/17)	350	408,184
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,197,040

Security		Principal (000s)	Value

Series H-1
5.00%, 03/01/23	(Call 03/01/19)	$490	$588,559
Series I
5.00%, 08/01/23	(Call 08/01/22)	500	616,420
5.00%, 08/01/27	(Call 08/01/22)	250	298,780
5.00%, 03/01/33	(PR 03/01/13)	400	400,164
5.38%, 03/01/27	(PR 03/01/13)	210	210,092
Series J
5.00%, 05/15/23	(Call 05/15/14)	5	5,284
5.25%, 06/01/28	(PR 06/01/13)	1,000	1,013,180
5.50%, 06/01/20	(PR 06/01/13)	135	136,867
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	466,032
5.00%, 05/15/36	(Call 05/15/19)	905	1,042,469
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	949,198
Series M
5.00%, 04/01/25	(Call 04/01/15) (FGIC)	200	217,314
Erie County Industrial Development Agency RB Lease Appropriation
Series A
5.00%, 05/01/31	(Call 05/01/19)	100	113,520
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	704,018
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,333,101
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	650	695,649
5.25%, 02/15/47	(Call 02/15/21)	500	567,300
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,190,160
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38	(Call 05/01/21)	600	668,442
5.50%, 04/01/22	(Call 04/01/19)	500	596,500
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	741,750
6.25%, 04/01/33	(Call 04/01/19)	250	309,157

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series B
5.00%, 09/01/29	(Call 09/01/22)	$250	$289,528
5.00%, 12/01/35	(Call 06/01/16)	250	271,790
5.25%, 12/01/13		275	285,370
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	244,499
Series E
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	452,220
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	279,423
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,030	2,256,040
5.00%, 04/01/29	(PR 10/01/14) (AGM)	730	785,290
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/28	(PR 11/15/13) (NPFGC)	233	240,379
5.25%, 11/15/32	(PR 11/15/13)	2,015	2,087,621
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	560,850
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30		1,100	616,660
5.00%, 11/15/24	(Call 11/15/22)	500	620,640
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27		1,300	1,344,044
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	217,514
5.00%, 11/15/18		250	299,935
5.00%, 11/15/31	(Call 11/15/16)	600	669,072
5.00%, 11/15/37	(Call 11/15/21)	455	510,578

Security		Principal (000s)	Value

5.00%, 11/15/46	(Call 11/15/21)	$500	$554,220
5.50%, 11/15/39	(Call 11/15/18)	700	808,122
Series B
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	1,600	1,738,576
5.00%, 11/15/34	(Call 11/15/19)	650	735,670
Series C
6.25%, 11/15/23	(Call 11/15/18)	100	125,990
Series D
4.00%, 11/15/15		100	109,203
4.00%, 11/15/32	(Call 11/15/22)	250	261,153
5.00%, 11/15/30	(Call 11/15/22)	500	582,785
Series D-1
5.00%, 11/01/22		250	306,565
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	291,393
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		410	477,375
Series H
5.25%, 11/15/13	(AMBAC)	95	98,455
5.25%, 11/15/15	(PR 11/15/14) (AMBAC)	255	276,744
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.38%, 11/01/28	(Call 11/01/18) (BHAC)	235	278,980
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	(Call 04/01/21)	445	539,669
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	274,007
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	220,527
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	286,660

106	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 03/01/46	(Call 09/01/16) (FGIC)	$455	$469,737
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	113,293
Series B
5.00%, 06/15/14	(AGM)	140	148,669
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	216,276
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	750	907,500
5.00%, 06/15/31	(Call 06/15/21)	160	189,536
5.00%, 06/15/44	(Call 12/15/21)	500	564,420
5.38%, 06/15/43	(Call 12/15/20)	125	145,980
Series A
5.00%, 06/15/38	(Call 06/15/17)	100	113,515
5.00%, 06/15/39	(Call 06/15/14)	255	267,997
5.88%, 06/15/13	(AMBAC)	100	101,702
Series AA
4.75%, 06/15/33	(Call 06/15/17)	400	444,964
5.00%, 06/15/44	(Call 06/15/21)	150	168,369
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	411,692
5.00%, 06/15/31	(Call 06/15/20)	500	585,095
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	276,175
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	600	659,382
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	455	497,479
Series CC
5.00%, 06/15/45	(Call 12/15/21)	1,650	1,861,233
Series D
5.00%, 06/15/37	(Call 06/15/15)	250	271,095
Series DD
4.75%, 06/15/35	(Call 06/15/17)	250	275,913
4.75%, 06/15/36	(Call 06/15/17)	980	1,085,918
Series FF
5.00%, 06/15/45	(Call 06/15/22)	500	565,415

Security		Principal (000s)	Value

Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	$500	$571,685
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,916,116
5.25%, 06/15/32	(Call 06/15/19)	750	878,610
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15		500	560,390
Series A
5.00%, 11/01/21		500	630,710
5.00%, 11/01/27	(Call 11/01/21)	250	299,758
5.00%, 05/01/29	(Call 05/01/19)	150	179,091
Series A-1
5.00%, 08/01/13		190	193,884
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,150,150
Series B
5.00%, 11/01/20	(Call 11/01/19)	325	399,958
5.00%, 11/01/21	(Call 05/01/17)	250	290,653
5.00%, 11/01/30	(Call 05/01/17)	100	114,653
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	282,578
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	299,190
5.00%, 02/01/27	(Call 02/01/21)	250	295,860
5.00%, 02/01/31	(Call 02/01/21)	300	351,024
5.00%, 02/01/35	(Call 02/01/21)	500	575,765
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	140,528
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	284,900
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	769,220
Series S-1
5.00%, 07/15/32	(Call 07/15/22) (SAW)	1,000	1,171,360
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	247,175
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	269,365

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 01/15/26	(Call 01/15/18) (SAW)	$470	$541,576
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	550,320
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	100	107,120
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	581,280
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	570,675
New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/13		260	268,505
5.00%, 11/01/19	(Call 05/01/15)	350	384,884
New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/21	(PR 08/01/16)	620	714,693
5.00%, 08/01/21	(Call 08/01/16)	105	120,276
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	500	585,610
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	375	409,987
5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	500	546,650
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	630	687,897
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	250	296,250
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	500	564,420

Security		Principal (000s)	Value

5.25%, 12/15/43	(Call 12/15/21) (GOI)	$740	$849,365
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15	(GOI)	350	384,002
5.00%, 04/01/19	(Call 04/01/18)	500	599,040
5.00%, 04/01/20	(Call 04/01/18)	150	178,209
Series B
5.00%, 04/01/19	(GOI)	285	350,502
Series C
0.00%, 04/01/14	(GOI)	1,000	997,280
5.50%, 04/01/17	(GOI)	550	635,618
Series E
5.25%, 04/01/16	(GOI)	150	167,541
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series A
4.00%, 12/01/15	(SAW)	1,000	1,095,120
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	(Call 07/01/18)	500	589,585
5.00%, 09/01/38	(Call 09/01/19)	380	424,156
5.13%, 07/01/34	(Call 07/01/14) (AMBAC)	300	314,529
Series 1
5.50%, 07/01/40	(AMBAC)	400	535,120
Series A
5.00%, 07/01/37	(Call 07/01/22)	250	291,348
Series E
6.13%, 01/01/31	(Call 01/01/19)	250	296,750
New York State Dormitory Authority RB Hospital Revenue
5.50%, 07/01/23	(NPFGC)	200	260,960
Series A
5.25%, 08/15/15	(Call 08/15/14) (AGM, FHA)	560	601,289
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/24	(Call 12/15/22)	250	310,212
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,232,840

108	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.00%, 03/15/28	(Call 03/15/18)	$500	$583,165
Series B
5.00%, 03/15/28	(Call 03/15/19)	200	238,256
5.00%, 03/15/31	(Call 03/15/22)	1,000	1,183,510
5.00%, 03/15/42	(Call 03/15/22)	1,000	1,141,260
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	590,065
5.00%, 03/15/25	(Call 03/15/18)	525	612,853
5.00%, 03/15/31	(Call 03/15/21)	250	291,533
5.00%, 12/15/31	(Call 12/15/16)	250	283,720
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	165	180,665
5.00%, 03/15/30	(Call 03/15/15)	250	269,958
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		500	549,600
5.00%, 07/01/22	(Call 07/01/19)	250	297,175
Series A
5.00%, 05/15/20		520	639,392
5.25%, 05/15/15		450	482,701
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/26	(Call 06/15/22)	750	852,457
4.75%, 06/15/31	(Call 06/15/16)	1,000	1,106,060
5.00%, 06/15/16		245	281,182
5.00%, 06/15/22		350	447,926
5.00%, 06/15/23	(Call 06/15/22)	250	316,195
5.00%, 06/15/24	(Call 06/15/22)	250	312,565
5.00%, 06/15/34	(Call 06/15/19)	180	211,646
5.13%, 06/15/38	(Call 06/15/19)	350	411,652
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	575,405
5.00%, 06/15/41	(Call 06/15/21)	250	289,858
Series D
5.00%, 06/15/22		500	639,895
Series E
5.00%, 06/15/30	(Call 06/15/14)	750	790,327

Security		Principal (000s)	Value

New York State Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	$480	$504,658
5.00%, 11/15/22	(GOI)	600	771,384
Series C
5.00%, 11/15/15	(NPFGC)	550	618,057
5.00%, 11/15/16	(NPFGC)	100	116,433
5.00%, 11/15/17		130	155,942
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	125	148,180
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	863,415
Series B
4.13%, 04/01/19	(Call 10/01/15) (AMBAC)	500	537,870
5.00%, 04/01/15	(AGM)	500	548,135
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	300	333,630
5.50%, 04/01/20	(AMBAC)	250	316,322
Series F
4.00%, 01/01/15	(AMBAC)	250	265,685
Series H
4.00%, 01/01/18	(NPFGC)	100	113,434
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	471,284
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	261,983
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	339,312
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		500	599,180
5.00%, 03/15/21	(Call 09/15/20)	500	629,550
5.00%, 03/15/23	(Call 09/15/21)	500	617,570
5.00%, 03/15/26	(Call 09/15/18)	300	353,445
5.00%, 03/15/29	(Call 09/15/20)	250	298,810

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

Series C
5.25%, 03/15/19		$250	$308,625
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/16		250	283,998
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	232,442
Series B
5.00%, 04/01/14		400	420,856
Series C
5.00%, 04/01/13		125	125,550
Series I
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,121,260
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		250	300,023
Series A
5.00%, 03/15/19		250	304,992
5.00%, 03/15/31	(Call 03/15/21)	250	291,533
Series A-1
5.00%, 12/15/16		400	467,044
5.00%, 12/15/18		285	348,743
Series B
5.00%, 03/15/32	(Call 03/15/17)	250	283,728
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	297,820
5.00%, 03/15/36	(Call 03/15/19)	500	573,995
5.25%, 03/15/38	(Call 03/15/19)	120	141,360
Series C
5.00%, 12/15/15		200	225,462
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	879,330
Series D
5.25%, 01/01/17		160	185,760
5.25%, 01/01/20	(Call 01/01/19)	250	300,538
5.63%, 01/01/28	(Call 01/01/19)	400	460,956
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 09/15/31	(Call 09/15/19)	500	539,075

Security		Principal (000s)	Value

4.00%, 12/01/31	(Call 06/01/22) (GOI)	$500	$548,620
4.00%, 06/01/32	(Call 06/01/22)	170	186,531
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	509,756
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	223,268
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	144,737
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	234,692
5.00%, 10/01/27	(Call 10/01/16) (GOI)	700	789,327
5.00%, 12/01/29	(Call 06/01/15) (GOI)	925	1,007,260
5.00%, 10/01/31	(Call 10/01/16) (GOI)	150	169,328
5.00%, 07/15/32	(Call 07/15/20) (GOI)	150	173,268
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	225,876
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	621,901
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	229,986
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	281,303
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/17	(Call 10/15/14) (NPFGC)	1,095	1,180,465
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	143	153,572
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	405	436,055
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	625	669,456
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	1,420	1,515,481
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	539,840

110	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 28, 2013

Security		Principal (000s)	Value

5.25%, 10/15/19	(Call 10/15/14) (NPFGC)	$185	$200,153
State of New York GO
Series A
5.00%, 02/15/34	(Call 02/15/19)	385	448,779
5.00%, 02/15/39	(Call 02/15/19)	150	173,820
Series C
3.00%, 02/01/16		100	107,404
5.00%, 04/15/13		300	301,923
5.00%, 04/15/14		350	369,491
5.00%, 04/15/15		500	550,975
5.00%, 04/15/16	(Call 04/15/15)	600	660,222
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/37	(Call 05/15/18) (GOI)	775	886,615
5.25%, 01/01/28	(PR 01/01/22) (GOI)	65	83,805
Series B
0.00%, 11/15/32		500	245,355
4.00%, 11/15/16		500	562,815
5.00%, 11/15/20		400	497,460
5.00%, 11/15/25	(Call 11/15/22)	710	870,801
5.00%, 11/15/27	(Call 11/15/22)	415	502,378
5.25%, 11/15/13	(GOI)	200	207,274
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	636,834
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	726,817
Series E
5.50%, 11/15/19	(NPFGC)	150	189,275
Triborough Bridge & Tunnel Authority RB Transit Revenue Series A
5.00%, 11/15/32	(Call 11/15/17)	600	683,706

			132,877,827

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $123,884,736)			132,877,827

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Liquidity Funds — New York Money Fund, Institutional Shares
0.01%[a,b]	417,169	$417,169

		417,169

TOTAL SHORT-TERM INVESTMENTS
(Cost: $417,169)		417,169

TOTAL INVESTMENTS IN SECURITIES — 99.27%
(Cost: $124,301,905)		133,294,996
Other Assets, Less Liabilities — 0.73%		982,498

NET ASSETS — 100.00%		$134,277,494

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

FHA  —  Federal Housing Administration

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	111

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2013

	iShares S&P California AMT-Free Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund	iShares S&P Short Term National AMT-Free Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$289,574,026	$3,356,566,971	$618,298,661
Affiliated (Note 2)	955,972	31,144,614	8,538

Total cost of investments	$290,529,998	$3,387,711,585	$618,307,199

Investments in securities, at fair value (Note 1):
Unaffiliated	$311,425,697	$3,578,881,600	$625,736,253
Affiliated (Note 2)	955,972	31,144,614	8,538

Total fair value of investments	312,381,669	3,610,026,214	625,744,791
Receivables:
Interest	3,455,196	38,324,639	6,889,396

Total Assets	315,836,865	3,648,350,853	632,634,187

LIABILITIES
Payables:
Investment securities purchased	2,079,926	12,436,153	4,089,232
Investment advisory fees (Note 2)	57,648	689,552	120,359

Total Liabilities	2,137,574	13,125,705	4,209,591

NET ASSETS	$313,699,291	$3,635,225,148	$628,424,596

Net assets consist of:
Paid-in capital	$291,950,083	$3,408,396,369	$620,693,769
Undistributed net investment income	703,947	8,329,063	604,591
Accumulated net realized loss	(806,410)	(3,814,913)	(311,356)
Net unrealized appreciation	21,851,671	222,314,629	7,437,592

NET ASSETS	$313,699,291	$3,635,225,148	$628,424,596

Shares outstanding[a]	2,700,000	32,600,000	5,900,000

Net asset value per share	$116.18	$111.51	$106.51

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

112	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2013

iShares S&P New York AMT-Free Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$123,884,736
Affiliated (Note 2)	417,169

Total cost of investments	$124,301,905

Investments in securities, at fair value (Note 1):
Unaffiliated	$132,877,827
Affiliated (Note 2)	417,169

Total fair value of investments	133,294,996
Receivables:
Investment securities sold	722,839
Interest	1,595,586

Total Assets	135,613,421

LIABILITIES
Payables:
Investment securities purchased	1,310,231
Investment advisory fees (Note 2)	25,696

Total Liabilities	1,335,927

NET ASSETS	$134,277,494

Net assets consist of:
Paid-in capital	$125,143,553
Undistributed net investment income	327,409
Accumulated net realized loss	(186,559)
Net unrealized appreciation	8,993,091

NET ASSETS	$134,277,494

Shares outstanding[a]	1,200,000

Net asset value per share	$111.90

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2013

	iShares S&P California AMT-Free Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund	iShares S&P Short Term National AMT-Free Municipal Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$8,316,631	$98,440,033	$7,043,908
Interest — affiliated (Note 2)	684	9,481	2,138

Total investment income	8,317,315	98,449,514	7,046,046

EXPENSES
Investment advisory fees (Note 2)	627,312	7,920,127	1,431,670

Total expenses	627,312	7,920,127	1,431,670

Net investment income	7,690,003	90,529,387	5,614,376

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	66,438	(457)	(33,579)
In-kind redemptions — unaffiliated	—	1,890,385	—

Net realized gain (loss)	66,438	1,889,928	(33,579)

Net change in unrealized appreciation/depreciation	5,572,414	39,670,955	(1,620,787)

Net realized and unrealized gain (loss)	5,638,852	41,560,883	(1,654,366)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,328,855	$132,090,270	$3,960,010

See notes to financial statements.

114	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2013

iShares S&P New York AMT-Free Municipal Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$3,829,862
Interest — affiliated (Note 2)	477

Total investment income	3,830,339

EXPENSES
Investment advisory fees (Note 2)	287,331

Total expenses	287,331

Net investment income	3,543,008

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	106,324

Net realized gain	106,324

Net change in unrealized appreciation/depreciation	1,564,962

Net realized and unrealized gain	1,671,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,214,294

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P California AMT-Free Municipal Bond Fund		iShares S&P National AMT-Free Municipal Bond Fund
	Year ended February 28, 2013	Year ended February 29, 2012	Year ended February 28, 2013	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,690,003	$7,122,943	$90,529,387	$76,520,774
Net realized gain	66,438	679,468	1,889,928	5,137,567
Net change in unrealized appreciation/depreciation	5,572,414	17,926,040	39,670,955	190,045,246

Net increase in net assets resulting from operations	13,328,855	25,728,451	132,090,270	271,703,587

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,554,732)	(7,311,657)	(89,402,688)	(75,432,966)

Total distributions to shareholders	(7,554,732)	(7,311,657)	(89,402,688)	(75,432,966)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	98,312,502	16,651,722	780,793,998	726,049,446
Cost of shares redeemed	—	(36,867,761)	(21,930,272)	(63,211,888)

Net increase (decrease) in net assets from capital share transactions	98,312,502	(20,216,039)	758,863,726	662,837,558

INCREASE (DECREASE) IN NET ASSETS	104,086,625	(1,799,245)	801,551,308	859,108,179

NET ASSETS
Beginning of year	209,612,666	211,411,911	2,833,673,840	1,974,565,661

End of year	$313,699,291	$209,612,666	$3,635,225,148	$2,833,673,840

Undistributed net investment income included in net assets at end of year	$703,947	$568,676	$8,329,063	$7,202,004

SHARES ISSUED AND REDEEMED
Shares sold	850,000	150,000	7,000,000	6,800,000
Shares redeemed	—	(350,000)	(200,000)	(600,000)

Net increase (decrease) in shares outstanding	850,000	(200,000)	6,800,000	6,200,000

See notes to financial statements.

116	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Short Term National AMT-Free Municipal Bond Fund		iShares S&P New York AMT-Free Municipal Bond Fund
	Year ended February 28, 2013	Year ended February 29, 2012	Year ended February 28, 2013	Year ended February 29, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,614,376	$5,489,336	$3,543,008	$3,054,322
Net realized gain (loss)	(33,579)	(251,163)	106,324	119,782
Net change in unrealized appreciation/depreciation	(1,620,787)	8,083,735	1,564,962	6,943,934

Net increase in net assets resulting from operations	3,960,010	13,321,908	5,214,294	10,118,038

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,364,389)	(5,582,386)	(3,504,497)	(2,980,757)

Total distributions to shareholders	(5,364,389)	(5,582,386)	(3,504,497)	(2,980,757)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	133,355,403	90,219,581	33,630,718	20,690,254
Cost of shares redeemed	—	(5,327,943)	—	—

Net increase in net assets from capital share transactions	133,355,403	84,891,638	33,630,718	20,690,254

INCREASE IN NET ASSETS	131,951,024	92,631,160	35,340,515	27,827,535

NET ASSETS
Beginning of year	496,473,572	403,842,412	98,936,979	71,109,444

End of year	$628,424,596	$496,473,572	$134,277,494	$98,936,979

Undistributed net investment income included in net assets at end of year	$604,591	$354,555	$327,409	$288,894

SHARES ISSUED AND REDEEMED
Shares sold	1,250,000	850,000	300,000	200,000
Shares redeemed	—	(50,000)	—	—

Net increase in shares outstanding	1,250,000	800,000	300,000	200,000

See notes to financial statements.

FINANCIAL STATEMENTS	117

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P California AMT-Free Municipal Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$113.30	$103.13	$105.91	$102.14	$99.40

Income from investment operations:
Net investment income[a]	3.52	3.93	4.15	4.11	3.83
Net realized and unrealized gain (loss)[b]	2.89	10.27	(2.80)	3.66	2.48

Total from investment operations	6.41	14.20	1.35	7.77	6.31

Less distributions from:
Net investment income	(3.53)	(4.03)	(4.13)	(4.00)	(3.57)

Total distributions	(3.53)	(4.03)	(4.13)	(4.00)	(3.57)

Net asset value, end of year	$116.18	$113.30	$103.13	$105.91	$102.14

Total return	5.75%	14.07%	1.26%	7.74%	6.43%

Ratios/Supplemental data:
Net assets, end of year (000s)	$313,699	$209,613	$211,412	$201,235	$132,783
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	3.06%	3.65%	3.91%	3.96%	3.79%
Portfolio turnover rate[c]	6%	9%	21%	16%	24%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

118	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P National AMT-Free Municipal Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$109.83	$100.74	$103.55	$99.18	$96.48

Income from investment operations:
Net investment income[a]	3.16	3.56	3.77	3.82	3.77
Net realized and unrealized gain (loss)[b]	1.68	9.08	(2.82)	4.27	2.45

Total from investment operations	4.84	12.64	0.95	8.09	6.22

Less distributions from:
Net investment income	(3.16)	(3.55)	(3.76)	(3.72)	(3.52)

Total distributions	(3.16)	(3.55)	(3.76)	(3.72)	(3.52)

Net asset value, end of year	$111.51	$109.83	$100.74	$103.55	$99.18

Total return	4.47%	12.80%	0.95%	8.27%	6.53%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,635,225	$2,833,674	$1,974,566	$1,698,153	$1,021,581
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees	n/a	0.25%	0.25%	n/a	0.26%
Ratio of net investment income to average net assets	2.86%	3.39%	3.64%	3.75%	3.84%
Portfolio turnover rate[c]	9%	7%	9%	8%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Short Term National AMT-Free Municipal Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$106.77	$104.89	$105.40	$103.06	$100.50

Income from investment operations:
Net investment income[b]	1.04	1.32	1.34	1.50	0.75
Net realized and unrealized gain (loss)[c]	(0.29)	1.92	(0.52)	2.30	2.31

Total from investment operations	0.75	3.24	0.82	3.80	3.06

Less distributions from:
Net investment income	(1.01)	(1.36)	(1.33)	(1.46)	(0.50)

Total distributions	(1.01)	(1.36)	(1.33)	(1.46)	(0.50)

Net asset value, end of period	$106.51	$106.77	$104.89	$105.40	$103.06

Total return	0.71%	3.10%	0.83%	3.72%	3.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$628,425	$496,474	$403,842	$300,403	$41,225
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.98%	1.24%	1.27%	1.44%	2.32%
Portfolio turnover rate[f]	26%	19%	23%	22%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P New York AMT-Free Municipal Bond Fund
	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of year	$109.93	$101.58	$104.38	$99.78	$98.09

Income from investment operations:
Net investment income[a]	3.43	3.65	3.75	3.82	3.91
Net realized and unrealized gain (loss)[b]	1.97	8.31	(2.80)	4.55	1.54

Total from investment operations	5.40	11.96	0.95	8.37	5.45

Less distributions from:
Net investment income	(3.43)	(3.61)	(3.75)	(3.77)	(3.76)

Total distributions	(3.43)	(3.61)	(3.75)	(3.77)	(3.76)

Net asset value, end of year	$111.90	$109.93	$101.58	$104.38	$99.78

Total return	4.99%	12.00%	0.95%	8.52%	5.65%

Ratios/Supplemental data:
Net assets, end of year (000s)	$134,277	$98,937	$71,109	$67,844	$39,911
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	3.08%	3.45%	3.60%	3.73%	3.95%
Portfolio turnover rate[c]	10%	19%	14%	1%	30%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Municipal Bond Fund	Diversification Classification
S&P California AMT-Free	Non-diversified
S&P National AMT-Free	Diversified
S&P Short Term National AMT-Free	Diversified
S&P New York AMT-Free	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

122	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Municipal Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P California AMT-Free
Assets:
Municipal Bonds & Notes	$—	$311,425,697	$—	$311,425,697
Money Market Funds	955,972	—	—	955,972

	$955,972	$311,425,697	$—	$312,381,669

S&P National AMT-Free
Assets:
Municipal Bonds & Notes	$—	$3,578,881,600	$—	$3,578,881,600
Money Market Funds	31,144,614	—	—	31,144,614

	$31,144,614	$3,578,881,600	$—	$3,610,026,214

S&P Short Term National AMT-Free
Assets:
Municipal Bonds & Notes	$—	$625,736,253	$—	$625,736,253
Money Market Funds	8,538	—	—	8,538

	$8,538	$625,736,253	$—	$625,744,791

S&P New York AMT-Free
Assets:
Municipal Bonds & Notes	$—	$132,877,827	$—	$132,877,827
Money Market Funds	417,169	—	—	417,169

	$417,169	$132,877,827	$—	$133,294,996

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

124	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P National AMT-Free Municipal Bond Fund through June 30, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investments in other iShares funds. The Fund did not hold any iShares funds during the year ended February 28, 2013.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares S&P National AMT-Free Municipal Bond Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2013 were as follows:

iShares Municipal Bond Fund	Purchases	Sales
S&P California AMT-Free	$110,709,570	$15,313,328
S&P National AMT-Free	871,517,693	279,351,659
S&P Short Term National AMT-Free	299,326,515	145,875,321
S&P New York AMT-Free	46,630,173	11,348,393

In-kind transactions (see Note 4) for the year ended February 28, 2013 were as follows:

iShares Municipal Bond Fund	In-kind Purchases	In-kind Sales
S&P California AMT-Free	$5,746,463	$—
S&P National AMT-Free	217,194,523	20,971,340

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

126	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2013, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Municipal Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P National AMT-Free	$1,890,383	$360	$(1,890,743)
S&P Short Term National AMT-Free	1	49	(50)
S&P New York AMT-Free	(4)	4	—

The tax character of distributions paid during the years ended February 28, 2013 and February 29, 2012 was as follows:

iShares Municipal Bond Fund	2013	2012
S&P California AMT-Free
Ordinary income	$32,667	$22,828
Tax-exempt income	7,522,065	7,288,829

	$7,554,732	$7,311,657

S&P National AMT-Free
Ordinary income	$315,400	$45,372
Tax-exempt income	89,087,288	75,387,594

	$89,402,688	$75,432,966

S&P Short Term National AMT-Free
Ordinary income	$50	$—
Tax-exempt income	5,364,339	5,582,386

	$5,364,389	$5,582,386

S&P New York AMT-Free
Ordinary income	$15,872	$22,075
Tax-exempt income	3,488,625	2,958,682

	$3,504,497	$2,980,757

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Municipal Bond Fund	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P California AMT-Free	$703,947	$(806,260)	$21,851,671	$(150)	$21,749,208
S&P National AMT-Free	8,329,063	(3,038,912)	222,083,774	(545,146)	226,828,779
S&P Short Term National AMT-Free	604,591	(311,356)	7,437,592	—	7,730,827
S&P New York AMT-Free	327,409	(137,564)	8,956,099	(12,003)	9,133,941

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2014.

As of February 28, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Municipal Bond Fund	Non- Expiring [a]	Expiring 2018	Total
S&P California AMT-Free	$806,260	—	$806,260
S&P National AMT-Free	—	3,038,912	3,038,912
S&P Short Term National AMT-Free	304,106	7,250	311,356
S&P New York AMT-Free	—	137,564	137,564

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 28, 2013, the Funds utilized their capital loss carryforwards as follows:

iShares Municipal Bond Fund	Utilized
S&P California AMT-Free	$66,588
S&P National AMT-Free	394,981
S&P New York AMT-Free	118,327

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P California AMT-Free	$290,529,998	$22,015,927	$(164,256)	$21,851,671
S&P National AMT-Free	3,387,942,440	225,481,212	(3,397,438)	222,083,774
S&P Short Term National AMT-Free	618,307,199	7,448,782	(11,190)	7,437,592
S&P New York AMT-Free	124,338,897	9,087,463	(131,364)	8,956,099

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

128	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	129

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund and iShares S&P New York AMT-Free Municipal Bond Fund (the “Funds”), at February 28, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2013

130	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2013:

iShares Municipal Bond Fund	Exempt- Interest Dividends
S&P California AMT-Free	99.57%
S&P National AMT-Free	99.65
S&P Short Term National AMT-Free	100.00
S&P New York AMT-Free	99.55

For California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

iShares Municipal Bond Fund	Exempt- Interest Dividends
S&P California AMT-Free	99.57%

TAX INFORMATION	131

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Municipal Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P California AMT-Free	$3.51676	$—	$0.00897	$3.52573	100%	—%	0%[a]		100%
S&P National AMT-Free	3.15462	—	0.00603	3.16065	100	—	0	[a]	100
S&P Short Term National AMT-Free	1.01117	—	0.00194	1.01311	100	—	0	[a]	100
S&P New York AMT-Free	3.42828	—	0.00405	3.43233	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

132	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P California AMT-Free Municipal Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	2	0.16%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	2	0.16
Greater than 4.5% and Less than 5.0%	3	0.24
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	4	0.32
Greater than 3.0% and Less than 3.5%	9	0.72
Greater than 2.5% and Less than 3.0%	17	1.35
Greater than 2.0% and Less than 2.5%	33	2.62
Greater than 1.5% and Less than 2.0%	44	3.50
Greater than 1.0% and Less than 1.5%	80	6.36
Greater than 0.5% and Less than 1.0%	336	26.71
Between 0.5% and –0.5%	533	42.36
Less than –0.5% and Greater than –1.0%	79	6.28
Less than –1.0% and Greater than –1.5%	47	3.74
Less than –1.5% and Greater than –2.0%	15	1.19
Less than –2.0% and Greater than –2.5%	14	1.11
Less than –2.5% and Greater than –3.0%	22	1.75
Less than –3.0% and Greater than –3.5%	11	0.87
Less than –3.5% and Greater than –4.0%	5	0.40

	1,258	100.00%

SUPPLEMENTAL INFORMATION	133

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P National AMT-Free Municipal Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.08%
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	9	0.72
Greater than 3.0% and Less than 3.5%	14	1.11
Greater than 2.5% and Less than 3.0%	11	0.87
Greater than 2.0% and Less than 2.5%	19	1.51
Greater than 1.5% and Less than 2.0%	16	1.27
Greater than 1.0% and Less than 1.5%	52	4.13
Greater than 0.5% and Less than 1.0%	223	17.73
Between 0.5% and –0.5%	835	66.38
Less than –0.5% and Greater than –1.0%	46	3.66
Less than –1.0% and Greater than –1.5%	13	1.03
Less than –1.5% and Greater than –2.0%	13	1.03
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08

	1,258	100.00%

iShares S&P Short Term National AMT-Free Municipal Bond Fund

Period Covered: January 1, 2009 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.10%
Greater than 4.0% and Less than 4.5%	3	0.30
Greater than 3.5% and Less than 4.0%	8	0.80
Greater than 3.0% and Less than 3.5%	13	1.29
Greater than 2.5% and Less than 3.0%	39	3.88
Greater than 2.0% and Less than 2.5%	26	2.58
Greater than 1.5% and Less than 2.0%	23	2.29
Greater than 1.0% and Less than 1.5%	41	4.08
Greater than 0.5% and Less than 1.0%	69	6.86
Between 0.5% and –0.5%	732	72.75
Less than –0.5% and Greater than –1.0%	43	4.27
Less than –1.0% and Greater than –1.5%	6	0.60
Less than –1.5% and Greater than –2.0%	1	0.10
Less than –2.0%	1	0.10

	1,006	100.00%

134	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P New York AMT-Free Municipal Bond Fund

Period Covered: January 1, 2008 through December 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	18	1.43%
Greater than 5.5% and Less than 6.0%	5	0.40
Greater than 5.0% and Less than 5.5%	5	0.40
Greater than 4.5% and Less than 5.0%	4	0.32
Greater than 4.0% and Less than 4.5%	15	1.19
Greater than 3.5% and Less than 4.0%	3	0.24
Greater than 3.0% and Less than 3.5%	7	0.56
Greater than 2.5% and Less than 3.0%	35	2.78
Greater than 2.0% and Less than 2.5%	44	3.50
Greater than 1.5% and Less than 2.0%	98	7.79
Greater than 1.0% and Less than 1.5%	153	12.16
Greater than 0.5% and Less than 1.0%	415	32.98
Between 0.5% and –0.5%	403	32.03
Less than –0.5% and Greater than –1.0%	49	3.90
Less than –1.0% and Greater than –1.5%	4	0.32

	1,258	100.00%

SUPPLEMENTAL INFORMATION	135

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of February 28, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

136	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	137

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

138	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	139

Notes:

140	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	141

Notes:

142	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

Go paperless. . .
It’s Fast, Convenient, and Timely!
To sign up today, go to www.icsdelivery.com

iS-AR-26-0213

Item 2. Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended February 28, 2013, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-two series of the Registrant for which the fiscal year-end is February 28, 2013 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $280,500 for the fiscal year ended February 29, 2012 and $286,000 for the fiscal year ended February 28, 2013.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 29, 2012 and February 28, 2013 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $77,251 for the fiscal year ended February 29, 2012 and $85,140 for the fiscal year ended February 28, 2013.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended February 29, 2012 and February 28, 2013 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2013 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $3,319,782 for the fiscal year ended February 29, 2012 and $4,542,738 for the fiscal year ended February 28, 2013.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	April 26, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	April 26, 2013